As filed with the Securities and Exchange Commission on April 21, 2016
File No. 333-104357
811-09295
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
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PRE-EFFECTIVE AMENDMENT NO.	/ /
POST-EFFECTIVE AMENDMENT NO. 18	/X/
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 534	/X/
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPERATE ACCOUNT SEVEN
(Exact Name of Registrant)
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Name of Depositor)
P.O. BOX 2999
HARTFORD, CT 06104-2999
(Address of Depositor's Principal Offices)
(860) 547-4390
(Depositor's Telephone Number, Including Area Code)
LISA PROCH
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999
(Name and Address of Agent for Service)
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APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.
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It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/X/	on May 2, 2016 pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /	on pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment
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PART A

HARTFORD LEADERS EPIC
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
PO BOX 14293
LEXINGTON, KY 40512-4293

1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (REGISTERED REPRESENTATIVES)
www.thehartford.com/annuities

The variable annuity product described in this prospectus no longer for sale. In 2013, We announced that The Hartford would no longer be selling or issuing annuity products and part of the company’s long-term strategy is to reduce the liabilities associated with in-force annuity contracts. However, we continue to administer the in force annuity contracts. You should read the terms of your annuity contract, including any riders, as your contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity.
This variable annuity prospectus describes a contract between each Owner and joint Owner (“you”) and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company (“us,” “we” or “our”) where you agreed to make at least one Premium Payment to us and we agreed to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups.
At the time you purchased your Contract, you allocated your Premium Payment to “Sub-Accounts.” These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds described in this prospectus are part of the following Portfolio companies: the AIM Variable Insurance Funds, American Funds Insurance Series, Franklin Templeton Investments, Hartford HLS Funds and the MFS Investment Management.
At the time you purchased your Contract you were able to allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Amounts allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature except for contracts issued in Massachusetts. This Contract and its features may not be available for sale in all states.
Please read this prospectus carefully and keep it for your records and for future reference. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission (“SEC” or “Commission”). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn’t approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can be obtained free of charge from us by calling 1-800-862-6668 or from the SEC’s website (www.sec.gov).
Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax adviser. This product is not intended to provide tax, accounting or legal advice. Please consult with your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, accounting or legal advice concerning your situation.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Date of Prospectus: May 2, 2016
Date of Statement of Additional Information: May 2, 2016

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Definitions
These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.
Account: Any of the Sub-Accounts or the Fixed Accumulation Feature.
Accumulation Units: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.
Accumulation Unit Value: The daily price of Accumulation Units on any Valuation Day.
Administrative Office: Our overnight mailing address is: The Hartford - Annuity Service Operations, 1338 Indian Mound Drive, Mt. Sterling, KY 40353. Our standard mailing address is The Hartford - Annuity Service Operations, PO Box 14293, Lexington, KY 40512-1293.
Anniversary Value: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and withdrawals.
Annual Maintenance Fee: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.
Annual Withdrawal Amount: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.
Annuitant: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.
Annuity Calculation Date: The date we calculate the first Annuity Payout.
Annuity Commencement Date: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date.
Annuity Payout: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.
Annuity Payout Option: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.
Annuity Unit: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.
Annuity Unit Value: The daily price of Annuity Units on any Valuation Day.
Beneficiary: The person(s) entitled to receive benefits pursuant to the terms of the Contract, upon the death of any Contract Owner, joint Contract Owner or Annuitant.
Benefit Amount: The basis used to determine the maximum payout guaranteed under The Hartford’s Principal First and The Hartford’s Principal First Preferred. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date.
Benefit Payment: The maximum guaranteed payment that can be made each Contract Year under The Hartford’s Principal First and The Hartford’s Principal First Preferred. The initial Benefit Payment is equal to a percentage of your Premium Payments if you elect the benefit upon purchase or a percentage of your Contract Value on the date we add the benefit to your Contract. The percentage is different for The Hartford’s Principal First and The Hartford’s Principal First Preferred. The Benefit Payment can never exceed the Benefit Amount.
Charitable Remainder Trust: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.
Code: The Internal Revenue Code of 1986, as amended.
Commuted Value: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.
Contingent Annuitant: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant’s death.

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Contingent Deferred Sales Charge (“CDSC”): The deferred sales charge that may apply when you make a full or partial Surrender.
Contract: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.
Contract Anniversary: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.
Contract Owner, Owner or you: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize “you” in the prospectus.
Contract Value: The total value of the Accounts on any Valuation Day.
Contract Year: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.
Death Benefit: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.
Dollar Cost Averaging: A program that allows you to systematically make transfers between Accounts available in your Contract.
Fixed Accumulation Feature: Part of our General Account, where you were able to allocate all or a portion of your Contract Value. Effective October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.
General Account: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.
Joint Annuitant: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.
Maximum Anniversary Value: When we calculate the Asset Protection Death Benefit or the MAV/EPB Death Benefit, this is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased’s 81st birthday or the date of death, if earlier. When we calculate the MAV 70 Death Benefit, this is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased’s 71st birthday or the date of death, if earlier.
Net Investment Factor: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.
Non-Valuation Day: Any day the New York Stock Exchange is not open for trading.
Payee: The person or party you designate to receive Annuity Payouts.
Premium Payment: Money sent to us to be invested in your Contract.
Premium Tax: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Required Minimum Distribution: A federal requirement that individuals age 70½ and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70½ or upon retirement, whichever comes later.
Spouse: A person related to a Contract Owner by marriage pursuant to the Code.
Sub-Account Value: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.
Surrender: A complete or partial withdrawal from your Contract.
Surrender Value: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.
The Hartford’s Principal First: An option that was available at an additional charge where, if elected upon purchase, you could take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount is different if you elected this benefit after you purchased your Contract. The maximum withdrawal amount

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you may take under The Hartford’s Principal First in any Contract Year is 7% of the guaranteed amount. This rider/option can no longer be elected or added after you purchase your Contract.
The Hartford’s Principal First Preferred: An option that Was available at an additional charge where, if elected upon purchase, you could take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount is different if you elected this benefit after you purchased your Contract. The maximum withdrawal amount you may take under The Hartford’s Principal First Preferred in any Contract Year is 5% of the guaranteed amount. This rider/option can no longer be elected or added after you purchase your Contract.
Valuation Day: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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Fee Tables
The following tables describe the fees and expenses that you will pay when purchasing, owning and Surrendering the Contract.
This table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. Charges for state premium taxes may also be deducted when you purchase the Contract, upon Surrender or when we start to make Annuity Payouts.
Contract Owner Transaction Expenses

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)	None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1) First Year (2)	7%
Second Year	7%
Third Year	7%
Fourth Year	6%
Fifth Year	5%
Sixth Year	4%
Seventh Year	3%
Eight Year	0%

(1)
Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charges in the Charges and Fees Section of this prospectus.

(2)	Length of time from each Premium Payment.
Contract Owner Periodic Expenses
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract, not including fees and expenses of the underlying Funds.

Annual Maintenance Fee (3)	$30
Separate Account Annual Expenses (as a percentage of average daily Sub-Account Value) Mortality and Expense Risk Charge	1.20%
Administrative Charge	0.15%
Total Separate Account Annual Expenses	1.35%
Optional Charges (as a percentage of average daily Sub-Account Value) MAV 70 Death Benefit Charge (4)(5)	0.20%
MAV/EPB Death Benefit Charge (4)(5)	0.30%
The Hartford’s Principal First Charge (6)(7)	0.75%
The Hartford’s Principal First Preferred Charge (6)	0.20%
Total Separate Account Annual Expenses with optional charges (8)	2.40%

(3)
An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(4)	You may choose only one optional Death Benefit.

(5)	The MAV/EPB Death Benefit was not available for Contracts issued in Washington, New York or Minnesota.

(6)	This rider/option can no longer be elected or added after you purchase your Contract.

(7)
While the maximum charge for The Hartford’s Principal First is 0.75%, the current charge for this benefit is 0.50%. This charge may increase on or after the 5th anniversary of election. See “The Contract” section for additional information.

(8)	Total Separate Account Annual Expenses with optional charges includes charges for the highest combination of optional charges.

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This table shows the minimum and maximum total fund operating expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract. More detail concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, Premium Based Charges and/or service fees (12b-1) fees, and other expenses.	0.32%	1.34%

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EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example reflects a deduction for any Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses including the highest combination of Optional Charges, and the highest Total Annual Fund Operating Expenses of the underlying Funds. The Example does not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. If you did not select all of the optional benefits, your expenses would be lower than those shown in the Example.
The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you Surrender your Contract at the end of the applicable time period:

1 year	$1,057
3 years	$1,910
5 years	$2,586
10 years	$4,305

(2)	If you annuitize at the end of the applicable time period:

1 year	$309
3 years	$1,148
5 years	$2,000
10 years	$4,192

(3)	If you do not Surrender your Contract:

1 year	$415
3 years	$1,256
5 years	$2,110
10 years	$4,305

Condensed Financial Information
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see “How is the value of my Contract calculated before the Annuity Commencement Date?”. Please refer to Appendix V for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

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Highlights
How do I purchase this Contract?
This Contract is closed to new investors. In addition, effective October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either Full or Partial). Subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase® Program or are part of certain retirement plans.
What type of sales charges apply?
You didn’t pay a sales charge when you purchased your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	7%
2	7%
3	7%
4	6%
5	5%
6	4%
7	3%
8 or more	0%
You won’t be charged a Contingent Deferred Sales Charge on:

✓	The Annual Withdrawal Amount
✓	Premium Payments or earnings that have been in your Contract for more than seven years
✓	Distributions made due to death
✓	Distributions under a program for substantially equal periodic payments made for your life or life expectancy
✓	Most payments we make to you as part of your Annuity Payout
Is there an Annual Maintenance Fee?
We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.
What charges will I pay on an annual basis?
In addition to the Annual Maintenance Fee, you pay the following charges each year:

•	Mortality and Expense Risk Charge — This charge is deducted daily and is equal to an annual charge of 1.20% of your Contract Value invested in the Sub-Accounts.

•	Administrative Charge — This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

•	Annual Fund Operating Expenses — These are charges for the underlying Funds. See the Funds’ prospectuses for more complete information.
What charges will I pay on an annual basis if I elected optional benefits?

•
MAV 70 Death Benefit Charge — This rider/option can no longer be elected or added after you purchase your Contract. We call this optional Death Benefit the “MAV 70 Death Benefit,” which is short for “Maximum Anniversary Value 70 Death Benefit.” If you elected the MAV 70 Death Benefit, we deduct an additional charge on a daily basis based on Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•
MAV/EPB Death Benefit Charge — This rider/option can no longer be elected or added after you purchase your Contract. We call this optional Death Benefit the “MAV/EPB Death Benefit,” which is short for “Maximum Anniversary Value/Earnings Protection Benefit Death Benefit.” If you elected the MAV/EPB Death Benefit, we deduct an additional charge on a daily

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basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•
The Hartford’s Principal First Charge — This rider/option can no longer be elected or added after you purchase your Contract. If you elected The Hartford’s Principal First, we deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•
The Hartford’s Principal First Preferred Charge — This rider/option can no longer be elected or added after you purchase your Contract. If you elected The Hartford’s Principal First Preferred, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.
Can I take out any of my money?
You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options.

•	You may have to pay income tax on the money you take out and, if you Surrender before you are age 59½, you may have to pay a federal income tax penalty.

•	You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.
Will Hartford pay a Death Benefit?
There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant, if applicable, die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.
What Annuity Payout Options are available?
When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for a Period Certain, Life Annuity with a Cash Refund, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.
You must begin to take payments by the Annuity Commencement Date, which is before the Annuitant’s 90th birthday or the end of the 10th Contract Year, whichever comes later. Effective October 4, 2013, we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

•	fixed dollar amount Automatic Annuity Payouts,

•	variable dollar amount Automatic Annuity Payouts, or

•	a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.
You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.
General Contract Information
The Company
We are a stock life insurance company. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company is a subsidiary of Hartford Life Insurance Company. Our corporate offices are located in Hartford, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc.

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All guarantees under the Contract are subject to each issuing company’s financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with the SEC (Hartford Life Insurance Company only) and/or state insurance departments. For example, Hartford Life Insurance Company files annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above. You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.thehartford.com/annuities or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
The General Account
The Fixed Accumulation Feature is part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account. As of October 4, 2013, we no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature.

The Separate Account
We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of “Separate Account” under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate Accounts:

•	hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract;

•	are not subject to the liabilities arising out of any other business we may conduct;

•	are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts;

•	may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

•	are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.
We do not guarantee the investment results of the Separate Account.
The Funds
At the time you purchased your Contract, you allocated your Premium Payments to Sub-Accounts. These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses. “Master-feeder” or “fund of funds” (“feeder funds”) invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix I for additional information.
Mixed and Shared Funding — Fund shares may be sold to our other Separate Accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material

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conflict may arise between the interests of Owners, and other Contract Owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.
Voting Rights — We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds’ shareholder meetings. To the extent required by federal securities laws or regulations, we will:

•	notify you of any Fund shareholders’ meeting if the shares held for your Contract may be voted;

•	send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

•	arrange for the handling and tallying of proxies received from Owners;

•	vote all Fund shares attributable to your Contract according to timely instructions received from you, and

•	vote all Fund shares for which no timely voting instructions are received in the same proportion as shares for which timely voting instructions have been received.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. There is no minimum number of shares for which we must receive timely voting instructions before we vote the shares. Therefore, as a result of proportional voting, the instruction of a small number of Owners could determine the outcome of matters subject to shareholder vote.
Substitutions, Additions, or Deletions of Funds — Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, at our discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.
We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.
In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.
Fees and Payments We Receive from Funds and related parties — We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as revenue sharing payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds that are offered through your Contract make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund’s principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under Premium Based Charges and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford’s own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2015, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):
AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, Hartford Funds Management Company, LLC, The

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Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.
We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the HLS Funds) and HIMCO VIT Funds based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.
Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2015, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2015, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $82.6 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Separate Account inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.
The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.
If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.
A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

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Fixed Accumulation Feature
Effective October 4, 2013, we will no longer accept new allocations or Premium Payments to the Fixed Accumulation Feature except for contracts issued in Massachusetts.
The following information applies only for Contract Value allocated to or in the Fixed Accumulation Feature prior to October 4, 2013.
Important information you should know: This portion of the prospectus relating to the Fixed Accumulation Feature is not registered under the Securities Act of 1933 (“1933 Act”) and the Fixed Accumulation Feature is not registered as an investment company under the 1940 Act. The Fixed Accumulation Feature or any of its interests are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the Fixed Accumulation Feature. The following disclosure about the Fixed Accumulation Feature may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.
Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.
We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a rate that meets your state’s minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable state insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.
We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a “first-in first-out” basis. The Fixed Accumulation Feature interest rates may vary by state.
Important: Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of the minimum guaranteed interest rate will be determined at our sole discretion. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guaranteed interest rate for any given year.
From time to time, we may credit increased interest rates under certain programs established in our sole discretion.
As stated above, we will no longer accept new allocations to the Fixed Accumulation Feature.
We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.
If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.
The Contract
Purchases and Contract Value
What types of Contracts are available?
This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity contract. It was designed for retirement planning purposes and was available to purchased by any individual, group or trust, including:

•	Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

•	Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

•	Individual Retirement Annuities adopted according to Section 408 of the Code;

•	Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

•	Certain eligible deferred compensation plans as defined in Section 457 of the Code.
The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

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If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.
This prospectus describes two versions of the Contract. Series I of the Contract was issued before January 30, 2004. Series IR of the Contract is issued on or after January 30, 2004.
How was the Contract Purchased?
The Contract was only available for purchase through a Financial Intermediary. Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred.
Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.
If you purchase your Contract in Alabama, we will accept subsequent Premium Payments only during the first Contract Year. If you purchase your Contract in Oregon, we will accept subsequent Premium Payments only during the first three Contract Years. If you purchase your Contract in Massachusetts, we will accept subsequent Premium Payments only until the Annuitant’s 63rd birthday or the third Contract Anniversary, whichever is later.
How are Premium Payments applied to my Contract?
If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment and may result in you not receiving important notices about your Contract.
California Seniors — The Senior Protection Program
Any Contract Owner 60 years old or older when purchasing this Contract in the state of California must either:

•	Elect the Senior Protection Program, or

•	Elect to immediately allocate the initial Premium Payments to the other investment options.
Under the Senior Protection Program we will allocate your initial Premium Payment to a money market fund sub-account for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions.
If you elect the Senior Protection Program you will not be able to participate in any InvestEase or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a money market fund sub-account unless you direct otherwise.
You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account value from a money market fund sub-account to another investment option.
When you terminate your participation in the Senior Protection Program:

•	You may reallocate your Contract Value in the Program to other investment options; or

•	We will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment.
Description of Right to Cancel provision you had when you Purchased your Contract.
If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.
Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means

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that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.
Replacement of Annuities
A "replacement" occurs when a new contract is purchased and, in connection with the sale, an existing contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A "financed purchase" occurs when the purchase of a new annuity contract involves the use of the funds obtained from the values of an existing annuity contract through Withdrawal, Surrender or loan.
There are circumstances in which replacing your existing annuity contract can benefit you. However, a replacement may not be in your best interest. Accordingly, you should make a careful comparison of the cost and benefits of your existing contract and the proposed contract with the assistance of your financial and tax advisers to determine whether replacement is in your best interest. You should be aware that the person selling you the new contract will generally earn a commission if you buy the new contract through a replacement. Remember that if you replace a contract with another contract, you might have to pay a surrender charge on the replaced contract, and there may be a new surrender charge period for the new contract. In addition, other charges may be higher (or lower) and the benefits may be different.
You should also note that once you have replaced your variable annuity contract, you generally cannot reinstate it even if you choose not to accept your new variable annuity contract during your "free look" period. The only exception to this rule would be if your previously issued contract was issued in a state that requires the insurer to reinstate the previously surrendered contract if the owner chooses to reject their new variable annuity contract during their "free look" period.
How is the value of my Contract calculated before the Annuity Commencement Date?
The Contract Value is the sum of the value of the Fixed Accumulation Feature and all Sub-Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.
To determine the current Accumulation Unit Value, we take the prior Valuation Day’s Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

•	The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

•	The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

•
Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.
Can I transfer from one Sub-Account to another?
You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time. In addition, there may be investment restrictions applicable to your contract in conjunction with certain riders as described in this prospectus.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

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What Happens When I Request a Sub-Account Transfer?
Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
What Restrictions Are There on My Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer;” however, you cannot transfer the same Contract Value more than once a Valuation Day.
Examples

Transfer Request Per Valuation Day	Permissible?
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account	Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)	Yes
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts	Yes
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account
No
Second, you are allowed to submit a total of 20 Sub-Account transfers each Contract Year (the “Transfer Rule”) by U.S. Mail, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers

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in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Abusive Transfer Policy (effective until July 1, 2007):
Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.
We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund’s Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.

We consider some or all of the following factors:
✓ the dollar amount of the transfer;
✓ the total assets of the Funds involved in the transfer;
✓ the number of transfers completed in the current calendar quarter;
✓ whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies; or
✓ the frequent trading policies and procedures of a potentially affected Fund.
If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary. We do not differentiate between Contract Owners when enforcing this policy.

Fund Trading Policies (effective after July 1, 2007)
You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that Fund’s trading policy.

We are obligated to follow each Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund’s trading policy. Please refer to each Fund’s prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:
✓ Certain types of financial intermediaries may not be required to provide us with shareholder information.
✓ “Excepted funds” such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

✓ A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.
✓ Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of “dollar cost averaging” programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

Possibility of undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

•	Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•	Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity

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products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

•
In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds (participants) or enforce the Transfer Rule because we do not keep participants' account records for a Contract. In those cases, the participant account records and participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding participant Sub-Account transfers.

How am I affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
Fixed Accumulation Feature Transfers
During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).
Fixed Accumulation Feature Transfer Restrictions
Each Contract Year, you may transfer the greater of:

•
30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary or;

•	An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.
We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs.
If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.
We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.
Mail, Telephone and Internet Transfers
You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried our at the end of that date. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgment Hartford returns to you. If the time and date indicated on the acknowledgment is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgment, you should telephone us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your investment professional. Any verbal communication should be re-confirmed in writing.

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Telephone or Internet transfer requests may currently only be canceled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.
We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Power of Attorney
You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney (POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.
Charges and Fees
The following charges and fees are associated with the Contract:
The Contingent Deferred Sales Charge
The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to Registered Representatives and the cost of preparing sales literature and other promotional activities.
We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	7%
2	7%
3	7%
4	6%
5	5%
6	4%
7	3%
8 or more	0%
Surrender Order — During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.
Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.

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For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

• Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments or $3,000 without charging a Contingent Deferred Sales Charge.
• We will then Surrender the Premium Payments that have been in the Contract the longest.
• That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 5% on that amount, or $500.
• The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $2,000, or $140.
• Your Contingent Deferred Sales Charge is $640.
If you have any questions about these charges, please contact your Registered Representative or Hartford.
The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:

•
Annual Withdrawal Amount — Each Premium Payment has its own schedule of Contingent Deferred Sales charges; however, in any contract year you may able to take Partial Surrenders up to a certain percentage of your total Premium Payments without being subject to a Contingent Deferred Sales Charge. Please refer to your Contract for your specific Annual Withdrawal Percentage amounts and your Contingent Deferred Sales Charge schedule.

•
If you are a patient in a certified long-term care facility or other eligible facility — We will waive any Contingent Deferred Sales Charge for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

✓	facility recognized as a general hospital by the proper authority of the state in which it is located;

✓	facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals;

✓	facility certified by Medicare as a hospital or long-term care facility; or

✓	nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.
For this waiver to apply, you must:

•	have owned the Contract continuously since it was issued,

•	provide written proof of your eligibility satisfactory to us, and

•	request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.
This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any Contingent Deferred Sales Charge applicable to any Premium Payments made while you are in an eligible facility or nursing home.
This waiver may not be available in all states.

•	Upon death of the Annuitant, Contract Owner or joint Contract Owner — No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

•
Upon Annuitization — The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

•
For The Hartford’s Principal First Benefit Payments — If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

•
For The Hartford’s Principal First Preferred Benefit Payments — If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

•
For Required Minimum Distributions — This allows Annuitants who are age 70½ or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a

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Contingent Deferred Sales Charge for one year’s required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

•
For substantially equal periodic payments — We will waive Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59½.

•	Upon cancellation during the Right to Cancel Period — No Contingent Deferred Sales Charge will be deducted if you cancel your Contract during the Right to Cancel Period.
Mortality and Expense Risk Charge
For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.20% of the Sub-Account Value.
The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

•	Mortality Risk — There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.
During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

•
Expense Risk — We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.
Annual Maintenance Fee
The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. We do not deduct the charge for Contracts issued in South Carolina and Washington if it will cause the rate of interest credited to your Contract Value in the Fixed Accumulation Feature to fall below state minimum requirements.
When is the Annual Maintenance Fee Waived?
We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.
Administrative Charge
For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

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Premium Taxes
The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Charges Against the Funds
Annual Fund Operating Expenses — The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds’ prospectuses.
You can purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both.
You may also elect an optional Death Benefit for an additional charge. There are two optional Death Benefits available under the Contract. You may elect only one optional Death Benefit. The optional Death Benefits are:

•	the “MAV 70 Death Benefit,” which is short for “Maximum Anniversary Value 70 Death Benefit;” and

•	the “MAV/EPB Death Benefit,” which is short for “Maximum Anniversary Value/Earnings Protection Benefit Death Benefit.”
Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, call your Registered Representative or you can call us at 1-800-862-6668.
Charges for Optional Benefits

•
MAV 70 Death Benefit Charge — This rider/option can no longer be elected or added after you purchase your Contract. We call this optional Death Benefit the “MAV 70 Death Benefit,” which is short for “Maximum Anniversary Value 70 Death Benefit.” If you elected the MAV 70 Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•
MAV/EPB Death Benefit Charge — This rider/option can no longer be elected or added after you purchase your Contract. We call this optional Death Benefit the “MAV/EPB Death Benefit,” which is short for “Maximum Anniversary Value/Earnings Protection Benefit Death Benefit.” If you elected the MAV/EPB Death Benefit, we deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•
The Hartford’s Principal First Charge — This rider/option can no longer be elected or added after you purchase your Contract. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time.

•
The Hartford Principal First Preferred Charge — This rider/option can no longer be elected or added after you purchase your Contract. We will deduct the charge on a daily basis based on your Contract Value invested in the Sub-Accounts. We will continue to deduct the charge until we begin to make Annuity Payouts or when you cancel it. You may elect the annuitization option at any time. You may elect to cancel this rider after the 5th anniversary of the date you added The Hartford’s Principal First Preferred to your Contract.

Other disclosure specific to Invesco V.I. Government Money Market Fund
The Invesco V.I. Government Money Market Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions. The Fund's board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the Investment Company Act of 1940. Further detail regarding these changes is set forth in the fund's prospectus.
Reduced Fees and Charges
We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.
The Hartford’s Principal First and The Hartford’s Principal First Preferred

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Electing The Hartford’s Principal First or The Hartford’s Principal First Preferred
If you elected The Hartford’s Principal First you cannot cancel it and we will continue to deduct The Hartford’s Principal First Charge until we begin to make Annuity Payouts.
You may cancel The Hartford’s Principal First Preferred any time after the 5th Contract Year or the 5th anniversary of the date you added The Hartford’s Principal First Preferred to your Contract. If you cancel The Hartford’s Principal First Preferred, all Benefit Payments and charges for The Hartford’s Principal First Preferred will terminate. Once The Hartford’s Principal First Preferred is canceled it cannot be reinstated.
Whether you elected either The Hartford’s Principal First or The Hartford’s Principal First Preferred, a company-sponsored ex-change will not be considered to be a revocation or termination of either benefit.
Overview
The Hartford’s Principal First and The Hartford’s Principal First Preferred are optional benefits that, if elected, are intended to protect the amount of your investment from poor market performance. The amount of your investment that is protected from poor market performance will be different depending on when you elected your optional benefit. The amount that is protected is your “Benefit Amount.” In other words, The Hartford’s Principal First and The Hartford’s Principal First Preferred operate as a guarantee of the Benefit Amount that you can access through a series of payments.
Determining your Benefit Amount
The initial Benefit Amount for both The Hartford’s Principal First and The Hartford’s Principal First Preferred depends on when you elected your optional benefit. If you elected your optional benefit when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. If you elected your optional benefit at a later date, your Contract Value, on the date it is added to your Contract, is equal to the initial Benefit Amount.

•	Your Benefit Amount can never be more than $5 million dollars.

•
Your Benefit Amount is reduced as you take withdrawals. Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year (“Benefit Payment”). The Benefit Payment is 7% or 5% of your Benefit Amount for The Hartford’s Principal First or The Hartford’s Principal First Preferred, respectively.

Benefit Payments
Benefit Payments are non-cumulative, which means your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, for The Hartford’s Principal First Preferred if you do not take 5% one year, you may not take more than 5% the next year.
If you elected your optional benefit when you purchased your Contract, we count one year as the time between each Contract Anniversary. If you established your optional benefit any time after purchase your Contract, we count the first year as the time between the date we added the optional benefit to your Contract and your next Contract Anniversary, which could be less than a year.
The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.
Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.
If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.
If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will recalculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value (“New Contract Value”) and then we deduct the amount of the last Surrender from the Benefit Amount (“New Benefit Amount”). Then we compare those results:

•
If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

•
If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. For The Hartford’s Principal First, your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount. For The

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Hartford’s Principal First Preferred, your Benefit Payment becomes 5% of the greater of your New Contract Value and New Benefit Amount.

•
If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the “old” Benefit Payment to the “new” Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.
If you change the ownership or assign this Contract to someone other than your spouse after 12 months of electing either optional benefit, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.
The Benefit Amount will be recalculated to equal the lesser of:

•	The Benefit Amount immediately prior to the ownership change or assignment; or

•	The Contract Value at the time of the ownership change or assignment.
Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 5% or 7% of the additional Premium Payment for The Hartford’s Principal First Preferred and The Hartford’s Principal First, respectively.
Surrendering your Contract
You can Surrender your Contract any time, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford’s Principal First or The Hartford’s Principal First Preferred.
If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through a fixed annuity payout option until your Benefit Amount is depleted.
The fixed annuity payout option for The Hartford’s Principal First is called The Hartford’s Principal First Payout Option. The fixed annuity payout option for The Hartford’s Principal First Preferred is called The Hartford’s Principal First Preferred Payout Option.
While you are receiving payments under either of these fixed annuity payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.
Annuitizing your Contract
If you elected The Hartford’s Principal First or The Hartford’s Principal First Preferred and later decide to annuitize your Contract, you may choose The Hartford’s Principal First Payout Option or The Hartford’s Principal First Preferred Payout Option in addition to those Annuity Payout Options offered in the Contract.
Under both of these Annuity Payout Options, Hartford will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.
If you, the joint Contract Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by Hartford have not been made, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.
If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by Hartford have been made, the payments will continue to be made to the Beneficiary.
Key differences between The Hartford’s Principal First and The Hartford’s Principal First Preferred
While The Hartford’s Principal First and The Hartford’s Principal First Preferred share many of the same characteristics, there are some important differences.

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Features	The Hartford's Principal First	The Hartford's Principal First Preferred
Charge	0.50% of Sub-Account Value	0.20% of Sub-Account Value
Benefit Payment	7% of Benefit Amount	5% of Benefit Amount
Revocability	• Irrevocable.	• Revocable anytime after the 5th Contract Year or the 5th anniversary of the date you added The Hartford's Principal First Preferred to your Contract.
	• Charge continues to be deducted until we begin to make annuity payouts.	• Charge continues to be deducted until we begin to make annuity payout or charge will terminate if The Hartford’s Principal First Preferred is canceled.
Step Up	• After the 5th Contract Year, every five years thereafter if elected.	• Not Available.
Maximum Issue Age	• Non-Qualified & Roth IRA — Age 85	• Non-Qualified & Roth IRA — Age 85
	• IRA/Qualified — Age 80	• IRA/Qualified — Age 70
Investment Restrictions	• None	• You are not permitted to transfer more than 10% of your Contract Value as of your last Contract Anniversary between certain investment options. This restriction is not currently enforced.
Spousal Continuation	• Available	• Available
The Hartford’s Principal First — Step-Up
Any time after the 5th year The Hartford’s Principal First has been in effect, you may elect to “step-up” the Benefit Amount. There is no “step-up” available for The Hartford’s Principal First Preferred. If you choose to “step-up” the Benefit Amount, your Benefit Amount will be re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to “step-up” the Benefit Amount if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year The Hartford’s Principal First “step-up” has been in place, you may choose to “step-up” the Benefit Amount again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can “step-up” without waiting for the 5th year their Contract has been in force.
We currently allow you to “step-up” The Hartford’s Principal First on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a “step-up” to occur on your Contract Anniversary. At the time you elect to “step-up,” we may be charging more for The Hartford’s Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon “step-up” we will charge you the current charge. Before you decide to “step-up,” you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect “step-ups” that reset your Benefit Amount to the then prevailing Contract Value.
You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called “election dates” in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

•	We will accept requests for a step-up in writing, verbally or electronically, if available.

•
Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

•	We will not accept any written election request received more than 30 days prior to an election date.

•	We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

•
If an election form is received in good order within the 30 days prior to an election date, the “step-up” will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If

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an election form is received in good order on or after an election date, the “step-up” will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

•	We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

•
Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

The Hartford’s Principal First Preferred — Investment Restrictions
We reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value. Currently, there are no such limitations. Contracts issued in Connecticut are not subject to these limitations.
Required Minimum Distributions
Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70½. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.
For purposes of The Hartford’s Principal First Preferred, if you enroll in our Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your Benefit Payment we will not recalculate your Benefit Amount or Benefit Payment.
Other Information
The Hartford’s Principal First and The Hartford’s Principal First Preferred may not be available in all states or through all broker-dealers.
The Hartford’s Principal First Preferred is only available to Contracts issued on or after November 1, 2004.
If you elected The Hartford’s Principal First Preferred, and your Contract was issued in the state of Connecticut, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity contracts issued by us or our affiliates to you equals or exceeds $100,000.
We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford’s Principal First and The Hartford’s Principal First Preferred. This means that if you purchased two Contracts from us in any twelve month period and elect either The Hartford’s Principal First or The Hartford’s Principal First Preferred on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract.
For examples on how The Hartford’s Principal First is calculated, please see “Appendix III.” For examples on how The Hartford’s Principal First Preferred is calculated, please see “Appendix IV.”
Death Benefit
What is the Death Benefit and how is it calculated?
The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.
Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary’s portion of the proceeds.
The following table summarizes information about the Death Benefit choices in the Contract. We also have examples of the Death Benefit calculations in Appendix II at the end of the prospectus that may be helpful in understanding the Death Benefit choices You made your Death Benefit choices at the time you purchased your Contract. You cannot change those elections. The following chart, which was designed to assist owners when the Contracts were still for sale, is included to help you understand the choices you made.

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Standard Death Benefit Choices	Summary	How it works
Asset Protection Death Benefit	Not available if you elect the Premium Protection Death Benefit. No extra charge.
The Death Benefit is the greatest of:
✓ Contract Value; or
✓ Contract Value PLUS 25% of the total Premium Payments excluding any subsequent Premium Payments we receive within 12 months of death or after death. Premium Payments are adjusted for any partial Surrenders; or
✓  Contract Value PLUS 25% of your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death or after death.

This Death Benefit cannot exceed the greatest of: ✓ Contract Value; or ✓ Total Premium Payments adjusted for any partial Surrenders; or ✓ Your Maximum Anniversary Value.
Premium Protection Death Benefit	Not available if you elect the Asset Protection Death Benefit. No extra charge. You cannot choose this Death Benefit if either you or your Annuitant are 76 years or older.	The Death Benefit is the greatest of: ✓ Contract Value; or ✓ Total Premium Payments you have made to us minus an adjustment for any partial Surrenders

Optional Death Benefit	Summary	How it works
MAV 70 Death Benefit
Optional Death Benefit that is available for an additional charge equal to 0.20% of your Contract Value invested in the Sub-Accounts and is deducted daily.
Only available upon purchase.
You cannot choose this Death Benefit by itself.
You cannot choose this Death Benefit if you elect the MAV/EPB Death Benefit.
You cannot choose this Death Benefit if you or your Annuitant are 71 years old or older.

If you elect this Death Benefit, your Death Benefit will be the greatest of:
✓ The Asset Protection Death Benefit described above;
✓ The total Premium Payments you have made to us adjusted for any partial Surrenders; or
✓ Your Maximum Anniversary Value.

MAV/EPB Death Benefit
Optional Death Benefit that is available for an additional annual charge equal to 0.30% of your Contract Value invested in the Sub-Accounts and is deducted daily.
Only available upon purchase.
You cannot choose this Death Benefit by itself.
You cannot choose this Death Benefit if you elect the MAV 70 Death Benefit.
You cannot choose this Death Benefit if you or your Annuitant are 76 years old or older.

If you elect this Death Benefit with the Asset Protection Death Benefit, your Death Benefit will be the greatest of:
✓ The Asset Protection Death Benefit described above;
✓ The total Premium Payments you have made to us adjusted for any partial Surrenders;
✓ Your Maximum Anniversary Value; or
✓ The Earnings Protection Benefit.
If you elect this Death Benefit with the Premium Protection Death Benefit, your Death Benefit will be the greatest of:
✓ The Premium Protection Death Benefit described above;
✓ Your Maximum Anniversary Value; or
✓ The Earnings Protection Benefit.

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Asset Protection Death Benefit
The Asset Protection Death Benefit is one of the two standard Death Benefit choices.
Assume that:

➢	You made an initial Premium Payment of $100,000.

➢	In your fourth Contract Year, you made a partial Surrender of $8,000.

➢	Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000.

➢	On the day we calculate the Death Benefit, your Contract Value was $115,000.

➢	Your Maximum Anniversary Value was $150,000.

We determine the Asset Protection Death Benefit by finding the greatest of these three values:	We determine the Asset Protection Death Benefit by finding the greatest of these three values:
✓ Contract Value or	Contract Value equals $115,000.
✓ Contract Value PLUS 25% of the total Premium Payments excluding any subsequent Premium Payments we receive within 12 months of death or after death. Premium Payments are adjusted for any partial Surrenders; or
$115,000 + [25% (($100,000 − $0) − $8,000)] = $138,000
✓ Contract Value PLUS 25% of your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death or after death.	$115,000 + [25% ($150,000)] = $152,500.
The Asset Protection Death Benefit has a maximum. That means the Death Benefit cannot exceed the Asset Protection Death Benefit Maximum

Asset Protection Death Benefit Maximum:
The Asset Protection Death Benefit cannot exceed the greatest of:	Based on the assumptions above, here is the calculation of the Asset Protection Death Benefit Maximum:
✓ Contract Value	• Contract Value is $115,000
✓ Total Premium Payments you have made to us, adjusted for any partial Surrenders; or	• Total Premium Payments you have made to us, adjusted for any partial Surrenders; or
✓ Your Maximum Anniversary Value.	• Your Maximum Anniversary Value is $150,000.
Because the greatest of the three values above is $150,000, the maximum Death Benefit is $150,000.
The discussion of the Death Benefit choices above says that we make an adjustment to your total Premium Payments for partial Surrenders when we calculate the Death Benefit. We calculate the adjustment to your total Premium Payments for partial Surrenders by reducing your total Premium Payments on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your total Premium Payments by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. We use this calculation to determine the adjustment to total Premium Payments for partial Surrenders for all of the Death Benefits discussed in this prospectus. For examples of how we calculate the Death Benefit, please see “Appendix II.”
The discussion of the Death Benefit choices above also refers to your Maximum Anniversary Value. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. When we calculate the Asset Protection Death Benefit or the MAV/EPB Death Benefit, we will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier.
The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•	Your Anniversary Value is reduced by an adjustment for any partial Surrenders made since the Contract Anniversary.

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The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
We make an adjustment for partial Surrenders when we calculate your Anniversary Value. We calculate the adjustment to your Anniversary Value for partial Surrenders by reducing your Anniversary Value on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your Anniversary Value by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. For examples of how we calculate the Death Benefit, please see “Appendix II.”
We use these calculations to determine your Maximum Anniversary Value for all of the Death Benefits discussed in this prospectus.
Premium Protection Death Benefit
The Premium Protection Death Benefit is one of the two standard Death Benefit choices.
Here is an example of how the Premium Protection Death Benefit works.
Assume that:

➢	You made an initial Premium Payment of $100,000,

➢	In your fourth Contract Year, you made a partial Surrender of $8,000,

➢	Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

➢	On the day we calculate the Death Benefit, your Contract Value was $115,000.

We determine the Premium Protection Death Benefit by finding the greater of these two values:	Based on the assumptions above, here is how we would do the actual calculations:
✓ Contract Value; or	$115,000
✓ Total Premium Payments you have made to us minus an adjustment for any partial Surrenders.	$100,000 – $8,000 =$92,000
Because your Contract Value was greater than the adjusted total Premium Payments, your Death Benefit is $115,000.
We make an adjustment to your total Premium Payments for partial Surrenders as discussed above under “Adjustments to total Premium Payments for partial Surrenders.”
If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will not apply under the Contract after the transfer. Instead, the Death Benefit will be the Contract Value.
Optional Death Benefits
This rider/option can no longer be elected or added after you purchase your Contract. There are two optional Death Benefits available under the Contract. You may elect only one optional Death Benefit. The optional Death Benefits are:

•	the “MAV 70 Death Benefit,” which is short for “Maximum Anniversary Value 70 Death Benefit;” and

•	the “MAV/EPB Death Benefit,” which is short for “Maximum Anniversary Value/Earnings Protection Benefit Death Benefit.”
MAV 70 Death Benefit
You could not elect the MAV 70 Death Benefit if you or your Annuitant are age 71 or older. If you elected the MAV 70 Death Benefit, you cannot cancel it. You could only elect the MAV 70 Death Benefit at the time that you purchase your Contract. You cannot elect the MAV 70Death Benefit if you elect the MAV/EPB Death Benefit.
If you elected the MAV 70 Death Benefit when you purchased your Contract, the Death Benefit will be the greatest of the following values

•	the Asset Protection Death Benefit;

•	The total Premium Payments you have made to us minus an adjustment for any partial Surrenders; or

•	Your Maximum Anniversary Value.
If your Contract has the MAV 70 Death Benefit and you transfer ownership of your Contract, or your spouse continues your Contract as Contract Owner after your death, the death benefit will depend on the age of the new Contract Owner.

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✓
If the new Contract Owner was older than 70 but younger than 76 years old at the time you purchased your Contract, the MAV 70 Death Benefit will not apply under the Contract after the transfer. Instead, only the Asset Protection Death Benefit and the Premium Protection Death Benefit will remain in force under the Contract.

✓
If the new Contract Owner was 76 years old or older at the time you purchased your Contract, the MAV 70
Death Benefit will not apply under the Contract after the transfer. Instead, only the Asset Protection Death Benefit will remain in force under the Contract.

In either case, we will continue to deduct the charge for the MAV 70 Death Benefit until we begin to make Annuity Payouts.
Here is an example of how the MAV 70 Death Benefit works.
Assume that:

➢	You made a single Premium Payment of $100,000,

➢	In your fourth Contract Year, you made a partial Surrender of $8,000,

➢	Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

➢	On the day we calculate the Death Benefit, your Contract Value was $115,000,

➢	On the day we calculate the Death Benefit, your Maximum Anniversary Value was $150,000.
Based on the assumptions above, this table shows how we would do the calculations:

MAV 70 Death Benefit
Asset Protection Death Benefit (see Example above);	$150,000
The total Premium Payments you have made to us minus an adjustment for any partial Surrenders; or	$100,000 − $8,000 =$92,000
Your Maximum Anniversary Value.	$150,000
Death Benefit Amount	Because the Maximum Anniversary Value was the greatest of the three values compared, the Death Benefit is $150,000
MAV/EPB Death Benefit
The amount of the MAV/EPB Death Benefit will not be different regardless of whether your Contract has the Asset Protection Death Benefit or the Premium Protection Death Benefit.
The MAV/EPB Death Benefit may not currently be available in your state and is not available in Washington, New York or Minnesota. You cannot elect the MAV/EPB Death Benefit if you or your Annuitant are age 76 or older. Once you elect the MAV/EPB Death Benefit, you cannot cancel it.
You can only elect the MAV/EPB Death Benefit at the time that you purchase your Contract. You cannot elect the MAV/EPB Death Benefit if you elect the MAV 70 Death Benefit.
The MAV/EPB Death Benefit is described below.
MAV/EPB Death Benefit
This table shows how the Death Benefit works if you elected the MAV/EPB Death Benefit when you purchased your Contract with either of the standard Death Benefit choices:

MAV/EPB Death Benefit with the Asset Protection Death Benefit	MAV/EPB Death Benefit with the Premium Protection Death Benefit
The Death Benefit will be the greatest of the Asset Protection Death Benefit or the following three values:	The Death Benefit will be the greatest of the Premium Protection Death Benefit or the following two values:
• The total Premium Payments you have made to us minus an adjustment for any partial Surrenders;	• Your Maximum Anniversary Value;
• Your Maximum Anniversary Value; or	• The Earnings Protection Benefit, which is discussed below.
• The Earnings Protection Benefit, which is discussed below.

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➢
If your Contract has the MAV/EPB Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the MAV/EPB Death Benefit will not apply under the Contract after the transfer. Instead, for Contracts with the Asset Protection Death Benefit only the Asset Protection Death Benefit will remain in force under the Contract. For Contracts with the Premium Protection Death Benefit, the Death Benefit will be the Contract Value. However, we will continue to deduct the charge for the MAV/EPB Death Benefit until we begin to make Annuity Payouts.

Earnings Protection Benefit — If you and your Annuitant were age 69 or under when you purchased your Contract, the Earnings Protection Benefit is:

•	Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus

•	40% of the Contract gain since the date that you purchased your Contract.
We determine any Contract gain by comparing your Contract Value on the date you purchase your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.
We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if a partial Surrender is greater than Contract gain we:

•	Add the amount of the partial Surrender to the Contract Value on the date you purchase your Contract;

•	Then we add any Premium Payments made after the date you purchase your Contract and before you made the partial Surrender;

•	Next we subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender; and

•	We subtract the sum of any prior adjustments for all prior partial Surrenders made after you purchased your Contract.
If that amount is greater than zero, the result becomes the amount of the adjustment for the partial Surrender.
We use the adjustment for partial Surrenders when we calculate the Contract gain by:

•	Subtracting the Contract Value on the date you purchase your Contract and any subsequent Premium Payments from the Contract Value on the date we receive due proof of death;

•	Then we add any adjustment for partial Surrenders to the result to determine the Contract gain.
Your Contract gain is limited to or “capped” at a maximum of 200% of Contract Value on the date you purchased your Contract plus Premium Payments not previously withdrawn made after you purchased your Contract, excluding any Premium Payments made in the 12 months before the date of death or after death. We subtract any adjustments for partial Surrenders.
We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value to complete the Death Benefit calculation.
If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to the Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time you purchased your Contract.
Here is an example of how the MAV/EPB Death Benefit works with the standard Death Benefit choices.
Assume that:

➢	You made a single Premium Payment of $100,000,

➢	In your fourth Contract Year, you made a partial Surrender of $8,000,

➢	Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

➢	On the day we calculate the Death Benefit, your Contract Value was $115,000,

➢	Your Maximum Anniversary Value was $150,000.

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Based on the assumptions above, this table shows how we would do the calculations:

MAV/EPB Death Benefit with Asset Protection		MAV/EPB Death Benefit with Premium Protection Death Benefit
Asset Protection Death Benefit (see Example above)	$150,000	Premium Protection Death Benefit (see Example above)	$115,000
The total Premium Payments you have made to us minus an adjustment for any partial Surrenders;	$100,000 − $8,000 = $92,000	Your Maximum Anniversary Value; or	$150,000
Your Maximum Anniversary Value; or	$150,000	The Earnings Protection Benefit	Contract Value minus Contract Value on the date you purchased your Contract [$115,000 − $100,000 = $15,000]
			40% of Contract gain plus Contract Value [$15,000 × 40% = $6,000] + $115, 000 = $121,000]
The Earnings Protection Benefit	Contract Value minus Contract Value on the date you purchased your Contract [$115,000 −$100,000 = $15,000]	Death Benefit Amount	Because the Maximum Anniversary Value was the greatest of the three values compared, the Death Benefit is $150,000
	40% of Contract gain plus Contract Value [$15,000 × 40% = $6,000] + $115,000 = $121,000]
Death Benefit Amount	Because the Maximum Anniversary Value was the greatest of the four values compared, the Death Benefit is $150,000
MAV/EPB Death Benefit considerations:

•	If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

•	Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.
Additional Information about the Death Benefits
For more information on how these optional benefits may affect your taxes, please see the section entitled, “Appendix Tax" under Federal Tax Considerations, sub-section entitled “Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans.”
Your Contract states that as part of the Death Benefit calculation we deduct any Premium Payments we receive within 12 months of death or after death as part of the total Premium Payment calculation. If you purchase this Contract, we will waive that deduction when we calculate the Premium Protection Death Benefit or the MAV/EPB Death Benefit, except when we calculate the limitation of Contract gain for purposes of the MAV/EPB Death Benefit. We will also waive the deduction for purposes of the Asset Protection Death Benefit when we calculate the Asset Protection Death Benefit Maximum. Your Contract states that we exclude any Premium Payments that we receive within 12 months of death when we calculate the Asset Protection Death Benefit. We waive this exclusion for your initial Premium Payment if death occurs in the first Contract Year.
We impose a limit on total death benefits if:

•	The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates, and

•	Aggregate Premium Payments total $5 million or more.
When the limit applies, total death benefits cannot exceed the greater of:

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•	The aggregate Premium Payments reduced by an adjustment for any Surrenders; or

•	The aggregate Contract Value plus $1 million.
However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

•	The aggregate Contract Value; plus

•	The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.
We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.
Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each Contract at the time of reduction.
In addition, there may be limitations on the aggregate death benefits if you purchased one or more contracts with an initial Premium Payment of less than $5,000,000 but you add Premium Payments or purchased additional contracts such that Premium Payments under the contracts aggregate to $5,000,000 or more. See your contract for more information.
How is the Death Benefit paid?
The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of Our receipt of complete instructions, except when We are permitted to defer such payment under the Investment Company Act of 1940. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary’s portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary’s instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.
If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our “Safe Haven Program.” Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. We will credit interest at a rate determined periodically in our sole discretion. The interest rate is based upon the analysis of interest rates credited to funds left on deposit with other insurance companies under programs similar to The Hartford’s Safe Haven program. In determining the interest rate, we also factor in the impact of our profitability, general economic trends, competitive factors and administrative expenses. The interest rate credit is not the same rate earned on assets in the Fixed Accumulation Feature and is not subject to minimum interest rates prescribed by state non-forfeiture laws. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.
The Beneficiary may elect under the Annuity Proceeds Settlement Option “Death Benefit Remaining with the Company” to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.
The Beneficiary of a non-qualified Contract or IRA may also elect the “Single Life Expectancy Only” option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary’s remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

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Required Distributions — If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.
If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner’s death.
If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.
What should the Beneficiary consider?
Alternatives to the Required Distributions — The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary’s life or life expectancy, and (b) must begin within one year of the date of death.
If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.
Spousal Contract Continuation — If the Contract Owner dies and a Beneficiary is the Contract Owner’s spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.
If your spouse continues any portion of the Contract as Contract Owner and elects either the MAV 70 Death Benefit or the MAV/EPB Death Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract. This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the optional Death Benefit. The percentage used for the MAV/EPB Death Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.
Who will receive the Death Benefit?
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.
If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.
If death occurs before the Annuity Commencement Date:

If the deceased is the...	and...	and...	then the...
Contract Owner	There is a surviving joint Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner	The Annuitant is living or deceased	Designated Beneficiary receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner and the Beneficiary predeceases the Contract Owner	The Annuitant is living or deceased	Contract Owner’s estate receives the Death Benefit.
Annuitant	The Contract Owner is living	There is no named Contingent Annuitant	The Contract Owner becomes the Contingent Annuitant and the Contract continues. The Contract Owner may waive this presumption and receive the Death Benefit.
Annuitant	The Contract Owner is living	The Contingent Annuitant is living	Contingent Annuitant becomes the Annuitant, and the Contract continues.

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If death occurs on or after the Annuity Commencement Date:

If the deceased is the...	and...	then the...
Contract Owner	The Annuitant is living	Designated Beneficiary becomes the Contract Owner.
Annuitant	The Contract Owner is living	Contract Owner receives the payout at death, if any.
Annuitant	The Annuitant is also the Contract Owner	Designated Beneficiary receives the payout at death, if any.
These are the most common scenarios, however, there are others. Some of the Annuity Payout Options may not result in a payout at death. For more information on Annuity Payout Options including those that may not result in a payout at death please see the section entitled “Annuity Payouts” and the Death Benefit section of your Contract. If you have questions about these and any other scenarios, please contact your Registered Representative or us.

Surrenders
What kinds of Surrenders are available?
Full Surrenders before the Annuity Commencement Date — When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.
Partial Surrenders before the Annuity Commencement Date — You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the Annual Withdrawal Amount allowed and the Contingent Deferred Sales Charge will not be assessed against such amounts. Surrender of Contract Values in excess of the Annual Withdrawal Amount and additional surrenders made in any Contract Year will be subject to the Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.
There are two restrictions on partial Surrenders before the Annuity Commencement Date:

•	The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

•
After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. The minimum Contract Value in New York must be $1000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

Under certain circumstances Hartford had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to Hartford. Effective October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either full or Partial).
Full Surrenders after the Annuity Commencement Date — You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.
Partial Surrenders after the Annuity Commencement Date — Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the “Period Certain” for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.
To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.
Hartford will deduct any applicable Contingent Deferred Sales Charges.
If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.
Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.
Does the Invesco V.I. Government Money Market Fund impose a fee or gate for redemption?
The Invesco V.I. Government Money Market Fund will continue to use the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions.  The

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Fund’s board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the Investment Company Act of 1940.  Further detail is set forth in the Fund’s prospectus.
How do I request a Surrender?
Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.
We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund’s plan of liquidation, in compliance with rules of the SEC or an order of the SEC.
We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.
Written Requests — Complete a Surrender form or send us a letter, signed by you, stating:

•	the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

•	your tax withholding amount or percentage, if any, and

•	your disbursement instructions, including your mailing address.
You may submit this form via mail, fax or a request via the internet.
Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.
If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.
Telephone or Internet Requests — To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine.
We may modify the requirements for telephone and/or internet redemptions at any time.
Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.
Completing a Power of Attorney for another person to act on your behalf may prevent you from making Surrenders via telephone and internet.What should be considered about taxes?
There are certain tax consequences associated with Surrenders:
Prior to age 59½ — If you make a Surrender prior to age 59½, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59½ may also affect the continuing tax-qualified status of some Contracts.
We do not monitor Surrender requests. To determine whether a Surrender is permissible, with or without federal income tax penalty, please consult your personal tax adviser.
More than one Contract issued in the same calendar year — If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.
Internal Revenue Code section 403(b) annuities — As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59½, (b) no longer employed, (c) deceased, (d)

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disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.
We encourage you to consult with your qualified tax adviser before making any Surrenders. Please see the “Appendix Tax" for more information.

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Annuity Payouts
This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

•	When do you want Annuity Payouts to begin?

•	Which Annuity Payout Option do you want to use?

•	How often do you want the Payee to receive Annuity Payouts?

•	What is the Assumed Investment Return?

•	Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?
Please check with your Registered Representatives to select the
Annuity Payout Option that best meets your income needs.
1. When do you want Annuity Payouts to begin?
You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date, which approval may be withheld or delayed for any reason. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant’s 100th birthday.
The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.
All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.
Effective October 4, 2013 we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.
Proof of Survival
The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.
2. Which Annuity Payout Option do you want to use? Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the “Death Benefit” section. The Hartford’s Principal First Payout Option is available only to Contract Holders who elect The Hartford’s Principal First rider. The Hartford’s Principal First Preferred Payout Option is available only to Contract Holders who elect The Hartford’s Principal First Preferred rider. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.
Life Annuity
We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.
Life Annuity With Payments for a Period Certain
We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant’s age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
Life Annuity with a Cash Refund
We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

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Joint and Last Survivor Life Annuity
We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Joint and Last Survivor Life Annuity With Payments For a Period Certain
We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant’s age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Payments for a Period Certain
We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant’s age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.
The Hartford’s Principal First Payout Option
If you elected The Hartford’s Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford’s Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.
The Hartford’s Principal First Preferred Payout Option
If you elected The Hartford’s Principal First Preferred and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford’s Principal First Preferred Payout Option, Hartford will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.
Important Information:

•
You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments For a Period Certain, or Payments For a Period Certain Annuity Payout Option. A Contingent Deferred Sales Charge may be deducted.

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•
For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

•
Automatic Annuity Payouts — If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. How often do you want the Payee to receive Annuity Payouts?
In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

•	monthly,

•	quarterly,

•	semi-annually, or

•	annually.
Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.
4. What is the Assumed Investment Return?
The Assumed Investment Return (“AIR”) is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.
Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.
For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.
Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.
5. Do you want Annuity Payouts to be Fixed Dollar Amount or Variable Dollar Amount?
You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.
Fixed Dollar Amount Annuity Payouts — Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.
You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.
Variable Dollar Amount Annuity Payouts — Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity
Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.
The dollar amount of the first variable Annuity Payout depends on:

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•	the Annuity Payout Option chosen,

•	the Annuitant’s attained age and gender (if applicable),

•	the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

•	the Assumed Investment Return.
The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.
The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.
The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919. The Annuity Unit Factor for a 5% AIR is 0.999866. The Annuity Unit Factor for a 6% AIR is 0.999840.
Combination Annuity Payout — You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.
Transfer of Annuity Units — After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled “Can I transfer from one Sub-Account to another?” under the section entitled “The Contract.”
Other Programs Available
We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.
InvestEase Program — InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.
Automatic Income Program — The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59½, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.
Asset Allocation Program — Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract’s allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.
Asset Rebalancing — Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-

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Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one model at a time.
Dollar Cost Averaging Programs — We currently offer two different types of Dollar Cost Averaging Programs. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.
If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.
Other Program considerations

•	You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

•	We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

•	any Fund is merged or substituted into another Fund — then your allocations will be directed to the surviving Fund;

•	any Fund is liquidated — then your allocations will be directed to any available money market Fund; or

•	any Fund closes to new investments — then your allocations to that Fund will be pro-rated among remaining available Funds.
You may always provide us with updated instructions following any of these events.

•
Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

•
If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

•	These Programs may be adversely affected by Fund trading policies.
Other Information
Assignment — A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.
A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.
Contract Modification — The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.
How Contracts Are Sold — We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. (“HSD”) under which HSD serves as the principal underwriter for the Contracts. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of FINRA. The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us.

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HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2014. Contracts were sold by individuals who were appointed by us as insurance agents and who were registered representatives of Financial Intermediaries (“Registered Representatives”).
The Core (the version of this Contract that we call “Core” has no specific marketing name) and Edge Contracts may have been sold directly to the following individuals free of any sales commission: (1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and (2) employees and Registered Representatives
(and their families) of Financial Intermediaries. If applicable, we may have credited the Contract with a one-time only credit of 5.0% of the initial Premium Payment. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.
We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affected each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary’s internal compensation practices.
Affiliated broker-dealers also employed individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.
Commissions
Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.
Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative’s compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.
Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.Subject to FINRA, Financial Intermediary and insurance rules, we (or our affiliates) also pay the following types of promotional fees to encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others. In addition, some Financial Intermediaries may make a profit from fees received for inforce Contract Owner support.
Additional Payments
Subject to FINRA, Financial Intermediary and insurance rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract and/or to provide inforce Contract Owner support. These additional payments could create an incentive for your investment professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermediaries may make a profit from fees received for inforce Contract Owner support.

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Additional Payment Type	What it’s used for
Access	Access to investment professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment	Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing
Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including investment professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.

Marketing Expense Allowance	Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Inforce Contract Owner Support	Support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services.
Training	Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume	Pay for the overall volume of their sales or the amount of money investing in our products.
As of December 31, 2015, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities:
AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Cambridge Investment Research Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks, LLC), CCO Investment Services Corp., Citigroup Global Markets, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Edward D. Jones & Co., LLP, First Allied Securities, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., H.D. Vest Investment Services, Huntington Investment Company, ING Financial Partners, Investacorp, Inc., JJB Hilliard Lyons, Janney Montgomery Scott, Inc., Lincoln Financial Advisors Corp., LPL Financial Corporation, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Securities America, Inc., U.S. Bancorp Investments, Inc., UBS Financial Services, Inc., Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc.
Inclusion on this list does not imply that these sums necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.
As of December 31, 2015, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Variable Insurance Series & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.
For the fiscal year ended December 31, 2015, Additional Payments did not in the aggregate exceed approximately $17.9 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.04% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $28,792 or approximately 0.14% of the Premium Payments invested in a particular Fund during this period.

Legal Matters
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
More Information
You may call your Registered Representative if you have any questions or write or call us at the address below:
Hartford Life Insurance Company/Hartford Life and
Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293.
Telephone: 1-800-862-6668 (Contract Owners)
1-800-862-7155 (Registered Representatives)
Financial Statements
You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

46

Table of Contents to Statement of Additional Information

General Information
Safekeeping of Assets
Experts
Non-Participating
Misstatement of Age or Sex
Principal Underwriter
Performance Related Information
Total Return for all Sub-Accounts
Yield for Sub-Accounts
Money Market Sub-Accounts
Additional Materials
Performance Comparisons
Accumulation Unit Values
Financial Statements

APP TAX-1

Appendix Tax
Federal Tax Considerations
A. Introduction
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code (“Code”), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See “Nonresident Aliens and Foreign Entities” below regarding annuity purchases by, or payments to, non-U.S. Persons. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax advisor. This prospectus is not intended to provide tax, accounting or legal advice. Please consult your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, account or legal advice concerning your situation.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.
As used in the following sections addressing “Federal Tax Considerations,” the term “spouse” means the person to whom you are legally married, as determined under federal tax law. This may include opposite or same-sex spouses, but does not include those in domestic partnerships or civil unions which are not recognized as married for federal tax purposes. You are encouraged to consult with an accountant, lawyer or other qualified tax advisor about your own situation.
The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
B. Taxation of the Company and the Separate Account
The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate

APP TAX-2

Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
C. Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans
Section 72 of the Code governs the taxation of annuities in general.
1. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•	A contract acquired by the estate of a decedent by reason of such decedent’s death,

•	Certain contracts acquired with respect to tax-qualified retirement arrangements,

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate’s or trust’s adjusted gross income for the taxable year.
2. Other Contract Owners (Natural Persons).
A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.
The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual’s modified adjusted gross income for the taxable year.
a. Amounts Received as an Annuity
Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start (“amounts received as an annuity”) are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable “investment in the contract” to the total amount of the payments to be made after the start of the payments (the “exclusion ratio”) under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the “investment in

APP TAX-3

the contract.” The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i.
When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

ii.
To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract”. It is unclear what value should be used in determining the “income on the contract.” We believe that the “income on the contract” does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the “income on the contract”.

iii.
Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

b. Amounts Not Received as an Annuity

i.
To the extent that the “cash value” of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract.”

ii.
Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such “income on the contract” and then from “investment in the contract,” and for these purposes such “income on the contract” is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such “income on the contract,” and (2) shall not be includable in gross income to the extent that such amount does exceed any such “income on the contract.” If at the time that any amount is received or deemed received there is no “income on the contract” (e.g., because the gross value of the Contract does not exceed the “investment in the contract,” and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the “investment in the contract.”

iii.
Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining “investment in the contract” shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv.
The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v.
In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi.
In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

c. Aggregation of Two or More Annuity Contracts.
Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity

APP TAX-4

Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.
d. 10% Penalty Tax — Applicable to Certain Withdrawals and Annuity Payments.

i.
If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.	The 10% penalty tax will not apply to the following distributions:

1.	Distributions made on or after the date the recipient has attained the age of 59½.

2.	Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

3.	Distributions attributable to a recipient becoming disabled.

4.
A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient’s designated Beneficiary).

5.	Distributions made under certain annuities issued in connection with structured settlement agreements.

6.	Distributions of amounts which are allocable to the “investment in the contract” prior to August 14, 1982 (see next subparagraph e.).

7.	Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.
If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
e. Special Provisions Affecting Contracts Obtained Through a Tax-Free Exchange of Other Annuity or Life Insurance Contracts Purchased Prior to August 14, 1982.
If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the “investment in the contract” prior to August 14, 1982 (“pre-8/14/82 investment”) carried over from the prior Contract, (2) then from the portion of the “income on the contract” (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining “income on the contract” and (4) last from the remaining “investment in the contract.” As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the “income on the contract” attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.
f. Required Distributions

i.	Death of Contract Owner or Primary Annuitant
Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

1.
If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

APP TAX-5

2.	If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

3.
If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.	Alternative Election to Satisfy Distribution Requirements
If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner’s death.

iii.	Spouse Beneficiary
If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.	Civil Union or Domestic Partner
Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner, rather than the spouse of the Contract Owner, then such designated beneficiary is not permitted to continue the Contract as the succeeding Contract Owner. A designated beneficiary who is a same sex spouse will be permitted to continue the Contract as the succeeding Contract Owner.
g. Addition of Rider or Material Change.
The addition of a rider to the Contract, or a material change in the Contract’s provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.
h. Partial Exchanges.
The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract’s cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a “partial exchange”).
The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.
Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.
If a transfer falls within the scope of the Rev. Proc. but is not described above (for example - if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, preexisting contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS’s partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.
3. Diversification Requirements.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by

APP TAX-6

the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:

•	no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•	no more than 70% is represented by any two investments,

•	no more than 80% is represented by any three investments and

•	no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.
Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling (“PLR”) from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds’ compliance with the terms and conditions contained in the PLR.
4. Tax Ownership of the Assets in the Separate Account.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
D. Federal Income Tax Withholding

APP TAX-7

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

1.
Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld (“election out”). We will provide such an “election out” form at the time such a distribution is requested. If the necessary “election out” form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

2.
Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary “election out” forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no “election out” is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any “election out” (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee’s total tax liability.
E. General Provisions Affecting Qualified Retirement Plans
The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled “Information Regarding Tax-Qualified Retirement Plans” for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.
F. Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. persons (such as U.S. citizens or U.S. resident aliens). Purchasers (and payees such as a purchaser’s beneficiary) that are not U.S. persons (such as a Nonresident Alien) will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required information and IRS tax forms (such as IRS Form W-8BEN) are submitted to us. If withholding tax applies, we are generally required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. Foreign entities (such as foreign corporations, foreign partnerships, or foreign trusts) must provide the appropriate IRS tax forms (such as IRS Form W-8BEN-E or other appropriate Form W-8). If required by law, we may withhold 30% from any taxable payment in accordance with applicable requirements such as The Foreign Account Tax Compliance Act (FATCA) and applicable regulations. An updated Form W-8 is generally required to be submitted every three years. Purchasers may also be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G. Estate, Gift and Generation-Skipping Tax and Related Tax Considerations
Any amount payable upon a Contract Owner’s death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner’s estate for federal estate tax purposes. Similarly, prior to the Contract Owner’s death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendant) of a Contract Owner may have federal generation-skipping-transfer (“GST”) tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in “Distributions Prior to the Annuity Commencement Date,” the transfer of a Contract for less than adequate consideration during the Contract Owner’s lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner’s gross income, this same income amount could produce a corresponding increase in such Contract

APP TAX-8

Owner’s tax basis for such Contract that is carried over to the transferee’s tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.
H. Tax Disclosure Obligations
In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain “material advisers” to maintain a list of persons participating in such “reportable transactions,” which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.
Information Regarding Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code

APP TAX-9

Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a “Deemed IRA” under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

a.	Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 70½ or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse “designated beneficiary” of a deceased Plan participant may make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).
IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract’s cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA’s cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

b.	SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

c.	SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a

APP TAX-10

Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

d.	Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a “conversion” Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

a.	after the employee reaches age 59½;

b.	upon the employee’s separation from service;

APP TAX-11

c.	upon the employee’s death or disability;

d.	in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

e.	as a qualified reservist distribution upon certain calls to active duty.
An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. § 1.403(b)-8(c)(2).
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. § 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter $18,000 for 2016. The Plan may provide for additional “catch-up” contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70½, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).

APP TAX-12

5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of “investment in the contract” are generally the same as for Non-Qualified Contracts, as described above.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
6. Penalty Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a.	Penalty Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% penalty tax does not apply to a distribution that is either:

(i)	made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)	attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually - “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)	not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

(vii)	certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)	made an account of an IRS levy on the Qualified Plan under Code Section 72(t)(2)(A)(vii); or

(ix)	made as a “direct rollover” or other timely rollover to an Eligible Retirement Plan, as described below.
In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

(x)	made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

(xi)	not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

APP TAX-13

(xii)	for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).
If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

b.	RMDs and 50% Penalty Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

(i)	the calendar year in which the individual attains age 70½, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70½ in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.
The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

(a)	the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)	over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.
If an individual dies before reaching the Required Beginning Date, the individual’s entire interest generally must be distributed within 5 years after the individual’s death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual’s surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70½.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the

APP TAX-14

“eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan fiduciary) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either -

a.	an RMD amount;

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.	any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA.

APP TAX-15

These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a “predecessor” Qualified Plan.

APP I-1

Appendix I — The Funds

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I** (formerly Invesco V.I. Money Market Fund)	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities Fund - Series 1	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Blue Chip Income and Growth Fund - Class 2	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds Bond Fund - Class 2	Seeks to provide as high level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Global Bond Fund - Class 2	Seeks over the long term a high level of total return consistent with prudent investment management	Capital Research and Management Company
American Funds Global Growth and Income Fund - Class 2	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds New World Fund - Class 2	Seeks long-term capital appreciation	Capital Research and Management Company

APP I-2

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Total Return Bond Series - Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	MFS Investment Management
MFS® Total Return Series - Initial Class	Seeks total return	MFS Investment Management
MFS® Value Series - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Variable Insurance Trust II

APP I-3

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
MFS® Core Equity Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	MFS Investment Management
______________

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

APP II-1

Appendix II — Death Benefit — Examples
Asset Protection Death Benefit Examples
Example 1
Assume that:

•	You purchased your Contract with the Asset Protection Death Benefit,

•	You made an initial Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $8,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

•	On the day we calculate the Death Benefit, your Contract Value was $117,403,

•	Your Maximum Anniversary Value was $117,403.
Calculation of Asset Protection Death Benefit
To calculate the Asset Protection Death Benefit, we calculate the following three values:

•	The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

•
The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 − $8,000) = $140,403],

•	The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 − $8,000) = $144,754].
The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

•	The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

•	the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 − $8,000 = $92,000], or

•	your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403 − $8,000 = $109,403].
Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.
Amount of Asset Protection Death Benefit
Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

Example 2
Assume that:

•	You purchased your Contract with the Asset Protection Death Benefit,

•	You made an initial Premium Payment of $100,000,

•	In your fourth Contract Year, you made a partial Surrender of $60,000,

•	Your Contract Value in the fourth year immediately before your Surrender was $150,000,

•	On the day we calculate the Death Benefit, your Contract Value was $120,000,

•	Your Maximum Anniversary Value is $140,000.
Calculation of Asset Protection Death Benefit
To calculate the Asset Protection Death Benefit, we calculate the following three values:

•	The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

•
The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

•	The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].
The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

•	The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

•	The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

•	Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].
Adjustment for Partial Surrender for Total Premium Payments
The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 − (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.
Adjustment for Partial Surrender for Maximum Anniversary Value
The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 − (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.
Amount of Asset Protection Death Benefit
Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

•	The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

•	The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

•	Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].
So, your Asset Protection Death Benefit cannot exceed $120,000.

APP II-3

Premium Protection Death Benefit Examples
Example 1
Assume that:

•	You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

•	You made an initial Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $8,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

•	On the day we calculate the Death Benefit, your Contract Value was $117,403.
Adjustment for Partial Surrender for Total Premium Payments
The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.
Death Benefit Amount
Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.
Example 2
Assume that:

•	You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

•	You made an initial Premium Payment of $100,000,

•	In your fourth contract year, you made a partial Surrender of $60,000,

•	Your Contract Value in the fourth year immediately before your surrender was $150,000,

•	On the day we calculate the Death Benefit, your Contract Value was $120,000.
Adjustment for Partial Surrender for Total Premium Payments
The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 − (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.
Death Benefit Amount
Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

MAV/EPB Death Benefit with Asset Protection Death Benefit Examples
Example 1
Assume that:

•	You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $8,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

•	On the day we calculate the Death Benefit, your Contract Value was $117,403,

•	Your Maximum Anniversary Value was $117,403,

•
The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

Adjustment for Partial Surrenders for Earnings Protection Benefit
To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

•	Add the amount of the partial Surrender ($8,000) to

•	The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

•	Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

•	Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

•
Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0), Which equals −$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

Calculation of Contract gain
Hartford would calculate the Contract gain as follows:

•	Contract Value on the date we receive proof of death ($117,403),

•	Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

•	Add any adjustments for partial Surrenders ($0), So the Contract gain equals $17,403.
Calculation of Earnings Protection Benefit Cap
To determine if the cap applies:

•	Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

•	plus Premium Payments made since that date ($0),

•	minus Premium Payments made in the 12 months prior to death ($0),

•	minus any adjustments for partial Surrenders ($0),
Which equals $100,000. The cap is 200% of $100,000, which is $200,000.
Adjustment for Partial Surrenders for Maximum Anniversary Value
The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your Adjusted Maximum Anniversary Value is $109,403.
Asset Protection Death Benefit Amount is $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)
Adjusted Total Premium Payment Amount is $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

APP II-5

MAV/EPB Death Benefit
In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.
Example 2
Assume that:

•	You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a partial Surrender of $60,000,

•	Your Contract Value in the fourth year immediately before your Surrender was $150,000,

•	Your Maximum Anniversary Value is $140,000,

•	On the day we calculate the Death Benefit, your Contract Value was $120,000,

•	The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.
Adjustment for Partial Surrenders
To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

•	Add the amount of the partial Surrender ($60,000) to

•	The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

•	Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

•	Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

•	Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),
Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.
Calculation of Contract gain
Hartford would calculate the Contract gain as follows:

•	Contract Value on the date we receive proof of death ($120,000),

•	Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

•	Add any adjustments for partial Surrenders ($10,000), So the Contract gain equals $30,000.
Calculation of Earnings Protection Benefit Cap
To determine if the cap applies:

•	Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

•	plus Premium Payments made since that date ($0),

•	minus Premium Payments made in the 12 months prior to death ($0),

•	minus any adjustments for partial Surrenders ($10,000),
Which equals $90,000. The cap is 200% of $90,000, which is $180,000.
Adjustment for Partial Surrenders for Maximum Anniversary Value
The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 −

APP II-6

(50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.
Death Benefit with Earnings Protection Benefit
In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.
MAV/EPB Death Benefit with Premium Protection Death Benefit Examples
Example 1
Assume that:

•	You elected the MAV/EPB Death Benefit when you purchased your Contract,

•	You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $8,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

•	On the day we calculate the Death Benefit, your Contract Value was $117,403,

•	Your Maximum Anniversary Value was $117,403,

•	The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death
Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).
Earnings Protection Benefit Amount is $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)
Maximum Anniversary Value is $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)
Premium Protection Death Benefit Amount is $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)
Death Benefit with Earnings Protection Benefit
The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.
Example 2
Assume that:

•	You elected the MAV/EPB Death Benefit when you purchased your Contract,

•	You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

•	You made a single Premium Payment of $100,000,

•	In your fourth Contract Year, you made a withdrawal of $60,000,

•	Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

•	On the day we calculate the Death Benefit, your Contract Value was $120,000,

•	Your Maximum Anniversary Value was $140,000,

•
The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

Earnings Protection Benefit Amount is $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

APP II-7

Maximum Anniversary Value is $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)
Premium Protection Death Benefit Amount is $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)
Death Benefit with Earnings Protection Benefit
The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

APP III-1

Appendix III — The Hartford’s Principal First — Examples
Example 1: Assume you select The Hartford’s Principal First when you purchase your Contract and your initial Premium Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Premium Payment.

•	Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.
Example 2: If you make an additional Premium Payment of $50,000, then

•	Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment($50,000).

•	Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment($3,500).
Example 3: Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract Year, then

•	Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

•	Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).
Example 4: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.
Example 5: Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your “New Benefit Amount.”
Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.
Example 6: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $80,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your “New Benefit Amount” becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.
We recalculate the Benefit Payment by comparing the “old” Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

APP III-2

Example 7: If you elect to “step up” The Hartford’s Principal First after the 5th year, assuming you have made no withdrawals, and your Contract Value at the time of step up is $200,000, then

•	We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

•	Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

APP IV-1

Appendix IV — The Hartford’s Principal First Preferred — Examples
Example 1: Assume you select The Hartford’s Principal First Preferred when you purchase your Contract and your initial Premium Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Premium Payment.

•	Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.
Example 2: If you make an additional Premium Payment of $50,000, then

•	Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

•	Your Benefit Payment is $7,500, which is your prior Benefit Payment ($5,000) plus 5% of your additional Premium Payment ($2,500).
Example 3: Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract Year, then

•	Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

•	Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).
Example 4: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.
Example 5: Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your “New Benefit Amount.”
Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.
Example 6: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $80,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your “New Benefit Amount” becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.
We recalculate the Benefit Payment by comparing the “old” Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

APP V-1

Appendix V — Accumulation Unit Values
(For an Accumulation Unit outstanding throughout the period)
The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below reflect Accumulation Unit Values for both Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company and show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by contacting us at 1-800-862-6668.
Hartford Life Insurance Company

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.078	$20.271	$16.611	$14.491	$14.500	$13.063	$10.679	$15.357	$14.608	$12.913
Accumulation Unit Value at end of period	$21.087	$21.078	$20.271	$16.611	$14.491	$14.500	$13.063	$10.679	$15.357	$14.608
Number of Accumulation Units outstanding at end of period (in thousands)	1,319	1,795	2,137	2,817	3,385	3,878	4,086	4,611	4,853	4,018
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.247	$16.761	$13.880	$12.236	$12.373	$11.265	$9.306	$—	$—	$—
Accumulation Unit Value at end of period	$17.073	$17.247	$16.761	$13.880	$12.236	$12.373	$11.265	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	386	442	470	414	396	261	147	—	—	—
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.769	$1.554	$1.184	$1.054	$1.078	$0.973	$0.771	$1.230	$1.222	$1.055
Accumulation Unit Value at end of period	$1.694	$1.769	$1.554	$1.184	$1.054	$1.078	$0.973	$0.771	$1.230	$1.222
Number of Accumulation Units outstanding at end of period (in thousands)	6,922	8,928	10,115	13,860	16,931	18,542	20,077	21,874	21,965	16,908
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.539	$1.367	$1.053	$0.947	$0.979	$0.892	$0.714	$—	$—	$—
Accumulation Unit Value at end of period	$1.459	$1.539	$1.367	$1.053	$0.947	$0.979	$0.892	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,067	2,407	2,380	1,837	1,970	1,764	890	—	—	—
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.575	$15.958	$16.532	$15.902	$15.191	$14.465	$13.020	$14.558	$14.281	$13.530
Accumulation Unit Value at end of period	$16.397	$16.575	$15.958	$16.532	$15.902	$15.191	$14.465	$13.020	$14.558	$14.281
Number of Accumulation Units outstanding at end of period (in thousands)	2,603	3,230	4,234	3,471	3,785	4,248	4,384	4,413	4,138	2,781
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.652	$13.283	$13.905	$13.517	$13.049	$12.556	$11.422	$—	$—	$—
Accumulation Unit Value at end of period	$13.365	$13.652	$13.283	$13.905	$13.517	$13.049	$12.556	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	245	362	290	319	292	314	217	—	—	—
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.108	$13.104	$13.633	$13.013	$12.617	$12.153	$11.229	$10.999	$10.207	$10.028
Accumulation Unit Value at end of period	$12.406	$13.108	$13.104	$13.633	$13.013	$12.617	$12.153	$11.229	$10.999	$10.207
Number of Accumulation Units outstanding at end of period (in thousands)	545	800	1,017	1,461	1,586	1,591	1,607	1,775	709	79

APP V-2

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.021	$12.145	$12.769	$12.316	$12.068	$11.746	$10.968	$—	$—	$—
Accumulation Unit Value at end of period	$11.259	$12.021	$12.145	$12.769	$12.316	$12.068	$11.746	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	93	102	100	112	102	124	67	—	—	—
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.694	$14.099	$11.662	$10.055	$10.712	$9.713	$7.046	$12.140	$10.921	$10.447
Accumulation Unit Value at end of period	$14.302	$14.694	$14.099	$11.662	$10.055	$10.712	$9.713	$7.046	$12.140	$10.921
Number of Accumulation Units outstanding at end of period (in thousands)	879	1,140	1,482	2,392	2,796	3,098	3,393	3,664	2,980	885
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.405	$12.998	$10.865	$9.467	$10.192	$9.339	$6.846	$—	$—	$—
Accumulation Unit Value at end of period	$12.912	$13.405	$12.998	$10.865	$9.467	$10.192	$9.339	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	73	91	85	79	81	94	46	—	—	—
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.426	$23.208	$18.210	$15.059	$16.753	$15.196	$10.823	$17.807	$15.715	$13.227
Accumulation Unit Value at end of period	$24.715	$23.426	$23.208	$18.210	$15.059	$16.753	$15.196	$10.823	$17.807	$15.715
Number of Accumulation Units outstanding at end of period (in thousands)	425	529	695	953	1,086	1,202	1,294	1,395	1,326	866
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.021	$16.039	$12.718	$10.628	$11.948	$10.952	$7.883	$—	$—	$—
Accumulation Unit Value at end of period	$16.726	$16.021	$16.039	$12.718	$10.628	$11.948	$10.952	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	95	96	123	114	119	106	88	—	—	—
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.992	$24.805	$19.600	$16.810	$21.073	$17.449	$10.965	$23.912	$19.960	$16.308
Accumulation Unit Value at end of period	$24.722	$24.992	$24.805	$19.600	$16.810	$21.073	$17.449	$10.965	$23.912	$19.960
Number of Accumulation Units outstanding at end of period (in thousands)	295	379	516	593	699	839	944	906	902	659
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.119	$17.170	$13.710	$11.883	$15.054	$12.596	$7.999	$—	$—	$—
Accumulation Unit Value at end of period	$16.757	$17.119	$17.170	$13.710	$11.883	$15.054	$12.596	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	92	99	108	79	98	79	57	—	—	—
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.273	$20.806	$16.209	$13.936	$14.757	$12.603	$9.163	$16.576	$14.955	$13.753
Accumulation Unit Value at end of period	$23.482	$22.273	$20.806	$16.209	$13.936	$14.757	$12.603	$9.163	$16.576	$14.955
Number of Accumulation Units outstanding at end of period (in thousands)	3,436	4,485	5,898	8,760	10,178	11,618	12,649	13,570	12,565	8,039
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.047	$12.316	$9.696	$8.424	$9.015	$7.780	$5.716	$—	$—	$—
Accumulation Unit Value at end of period	$13.611	$13.047	$12.316	$9.696	$8.424	$9.015	$7.780	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	875	991	1,087	1,027	1,143	1,099	522	—	—	—

APP V-3

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.907	$20.986	$15.934	$13.747	$14.194	$12.911	$9.971	$16.262	$15.692	$13.806
Accumulation Unit Value at end of period	$22.928	$22.907	$20.986	$15.934	$13.747	$14.194	$12.911	$9.971	$16.262	$15.692
Number of Accumulation Units outstanding at end of period (in thousands)	3,184	4,139	5,537	8,158	9,685	10,835	11,645	12,552	11,554	7,464
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.020	$16.684	$12.801	$11.160	$11.645	$10.704	$8.354	$—	$—	$—
Accumulation Unit Value at end of period	$17.849	$18.020	$16.684	$12.801	$11.160	$11.645	$10.704	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	625	658	739	724	744	652	280	—	—	—
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.905	$18.643	$15.535	$13.355	$15.734	$14.872	$10.536	$18.452	$15.583	$13.275
Accumulation Unit Value at end of period	$16.865	$17.905	$18.643	$15.535	$13.355	$15.734	$14.872	$10.536	$18.452	$15.583
Number of Accumulation Units outstanding at end of period (in thousands)	1,228	1,572	1,986	2,618	3,099	3,461	3,640	4,004	3,850	2,766
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.557	$13.212	$11.126	$9.665	$11.508	$10.992	$7.869	$—	$—	$—
Accumulation Unit Value at end of period	$11.704	$12.557	$13.212	$11.126	$9.665	$11.508	$10.992	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	166	186	201	195	216	182	109	—	—	—
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.261	$32.193	$29.297	$25.204	$29.687	$25.527	$17.290	$30.412	$23.315	$17.823
Accumulation Unit Value at end of period	$27.961	$29.261	$32.193	$29.297	$25.204	$29.687	$25.527	$17.290	$30.412	$23.315
Number of Accumulation Units outstanding at end of period (in thousands)	235	286	378	552	639	775	776	787	775	471
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.763	$25.308	$23.275	$20.234	$24.085	$20.929	$14.324	$—	$—	$—
Accumulation Unit Value at end of period	$21.524	$22.763	$25.308	$23.275	$20.234	$24.085	$20.929	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	59	74	78	71	68	70	32	—	—	—
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.928	$16.171	$11.922	$11.059	$11.775	$10.272	$7.830	$12.269	$10.878	$10.480
Accumulation Unit Value at end of period	$17.430	$16.928	$16.171	$11.922	$11.059	$11.775	$10.272	$7.830	$12.269	$10.878
Number of Accumulation Units outstanding at end of period (in thousands)	142	177	220	384	415	435	457	476	461	313
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.267	$14.738	$10.980	$10.293	$11.075	$9.763	$7.521	$—	$—	$—
Accumulation Unit Value at end of period	$15.555	$15.267	$14.738	$10.980	$10.293	$11.075	$9.763	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	17	20	21	20	12	5	—	—	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.731	$21.054	$18.729	$16.852	$16.683	$15.008	$11.218	$16.165	$15.791	$13.537
Accumulation Unit Value at end of period	$19.927	$21.731	$21.054	$18.729	$16.852	$16.683	$15.008	$11.218	$16.165	$15.791
Number of Accumulation Units outstanding at end of period (in thousands)	4,643	6,058	8,033	12,649	14,851	16,884	18,493	20,312	20,982	13,732

APP V-4

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.031	$18.634	$16.751	$15.231	$15.237	$13.852	$10.464	$—	$—	$—
Accumulation Unit Value at end of period	$17.269	$19.031	$18.634	$16.751	$15.231	$15.237	$13.852	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	371	425	413	362	397	321	211	—	—	—
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.461	$15.737	$12.400	$11.185	$11.510	$10.455	$8.169	$12.646	$12.066	$11.029
Accumulation Unit Value at end of period	$18.195	$17.461	$15.737	$12.400	$11.185	$11.510	$10.455	$8.169	$12.646	$12.066
Number of Accumulation Units outstanding at end of period (in thousands)	297	345	469	680	785	904	945	1,035	1,112	895
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.291	$13.927	$11.090	$10.109	$10.513	$9.649	$7.619	$—	$—	$—
Accumulation Unit Value at end of period	$15.768	$15.291	$13.927	$11.090	$10.109	$10.513	$9.649	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	76	79	98	87	95	69	28	—	—	—
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.632	$28.413	$22.567	$20.178	$21.077	$19.081	$15.684	$22.220	$20.136	$16.585
Accumulation Unit Value at end of period	$28.168	$29.632	$28.413	$22.567	$20.178	$21.077	$19.081	$15.684	$22.220	$20.136
Number of Accumulation Units outstanding at end of period (in thousands)	443	589	777	1,245	1,485	1,710	1,812	1,884	1,814	1,001
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.215	$25.402	$20.388	$18.422	$19.446	$17.790	$14.777	$—	$—	$—
Accumulation Unit Value at end of period	$24.659	$26.215	$25.402	$20.388	$18.422	$19.446	$17.790	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	97	105	107	83	110	97	61	—	—	—
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.780	$23.447	$18.529	$16.439	$16.838	$15.349	$12.342	$19.892	$19.484	$16.683
Accumulation Unit Value at end of period	$23.241	$24.780	$23.447	$18.529	$16.439	$16.838	$15.349	$12.342	$19.892	$19.484
Number of Accumulation Units outstanding at end of period (in thousands)	2,123	2,730	3,657	4,982	6,172	7,237	8,060	8,853	9,553	6,695
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.594	$17.779	$14.198	$12.730	$13.176	$12.138	$9.863	$—	$—	$—
Accumulation Unit Value at end of period	$17.256	$18.594	$17.779	$14.198	$12.730	$13.176	$12.138	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	204	232	229	218	246	239	106	—	—	—
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.575	$21.979	$17.177	$15.551	$14.870	$12.493	$10.791	$15.004	$15.628	$13.525
Accumulation Unit Value at end of period	$22.411	$23.575	$21.979	$17.177	$15.551	$14.870	$12.493	$10.791	$15.004	$15.628
Number of Accumulation Units outstanding at end of period (in thousands)	2,129	2,754	3,645	5,209	5,929	6,501	6,852	7,607	7,350	4,260
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.856	$19.649	$15.519	$14.197	$13.719	$11.648	$10.167	$—	$—	$—
Accumulation Unit Value at end of period	$19.619	$20.856	$19.649	$15.519	$14.197	$13.719	$11.648	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	173	179	185	185	164	125	28	—	—	—

APP V-5

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.579	$14.693	$10.932	$9.359	$9.857	$7.792	$6.115	$9.253	$9.254	$—
Accumulation Unit Value at end of period	$13.321	$14.579	$14.693	$10.932	$9.359	$9.857	$7.792	$6.115	$9.253	$—
Number of Accumulation Units outstanding at end of period (in thousands)	133	200	264	227	243	254	148	70	3	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.506	$13.755	$10.342	$8.948	$9.523	$7.607	$6.033	$—	$—	$—
Accumulation Unit Value at end of period	$12.211	$13.506	$13.755	$10.342	$8.948	$9.523	$7.607	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	59	56	27	25	15	6	—	—	—
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.331	$20.118	$14.760	$13.496	$14.374	$11.415	$8.059	$14.205	$12.943	$12.070
Accumulation Unit Value at end of period	$20.486	$21.331	$20.118	$14.760	$13.496	$14.374	$11.415	$8.059	$14.205	$12.943
Number of Accumulation Units outstanding at end of period (in thousands)	432	544	745	832	985	1,110	1,151	1,141	969	591
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.274	$10.745	$7.966	$7.361	$7.922	$6.358	$4.536	$—	$—	$—
Accumulation Unit Value at end of period	$10.714	$11.274	$10.745	$7.966	$7.361	$7.922	$6.358	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	194	200	203	228	238	275	119	—	—	—
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.337	$23.163	$22.679	$20.321	$20.040	$18.265	$14.680	$16.724	$15.961	$14.910
Accumulation Unit Value at end of period	$22.191	$23.337	$23.163	$22.679	$20.321	$20.040	$18.265	$14.680	$16.724	$15.961
Number of Accumulation Units outstanding at end of period (in thousands)	1,035	1,330	1,683	2,284	2,462	2,665	2,650	2,523	2,126	1,409
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.019	$19.076	$18.875	$17.091	$17.033	$15.688	$12.741	$—	$—	$—
Accumulation Unit Value at end of period	$17.896	$19.019	$19.076	$18.875	$17.091	$17.033	$15.688	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	292	333	347	245	308	322	179	—	—	—
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.088	$1.101	$1.116	$1.132	$1.147	$1.162	$1.177	$1.169	$1.129	$1.093
Accumulation Unit Value at end of period	$1.074	$1.088	$1.101	$1.116	$1.132	$1.147	$1.162	$1.177	$1.169	$1.129
Number of Accumulation Units outstanding at end of period (in thousands)	10,247	13,289	17,307	28,705	32,805	32,340	44,764	67,134	25,415	16,822
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.900	$0.921	$0.943	$0.966	$0.990	$1.014	$1.038	$—	$—	$—
Accumulation Unit Value at end of period	$0.880	$0.900	$0.921	$0.943	$0.966	$0.990	$1.014	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	793	939	1,367	2,578	3,417	1,750	754	—	—	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.308	$14.308	$10.349	$9.223	$10.727	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.858	$15.308	$14.308	$10.349	$9.223	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	142	169	221	291	159	—	—	—	—	—

APP V-6

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.710	$13.895	$10.156	$9.146	$10.713	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.081	$14.710	$13.895	$10.156	$9.146	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	60	60	71	79	50	—	—	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.984	$16.855	$13.218	$11.764	$11.932	$11.039	$8.721	$12.654	$11.863	$10.303
Accumulation Unit Value at end of period	$16.719	$17.984	$16.855	$13.218	$11.764	$11.932	$11.039	$8.721	$12.654	$11.863
Number of Accumulation Units outstanding at end of period (in thousands)	401	488	644	633	771	912	930	913	1,035	1,101
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.219	$15.362	$12.174	$10.949	$11.222	$10.492	$8.377	$—	$—	$—
Accumulation Unit Value at end of period	$14.921	$16.219	$15.362	$12.174	$10.949	$11.222	$10.492	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	82	87	107	121	140	116	56	—	—	—
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.418	$1.380	$1.436	$1.420	$1.334	$1.283	$1.301	$1.174	$1.119	$1.095
Accumulation Unit Value at end of period	$1.403	$1.418	$1.380	$1.436	$1.420	$1.334	$1.283	$1.301	$1.174	$1.119
Number of Accumulation Units outstanding at end of period (in thousands)	19,407	25,037	31,011	45,338	47,904	53,690	56,441	63,225	53,104	29,884
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.236	$1.215	$1.278	$1.278	$1.213	$1.179	$1.208	$—	$—	$—
Accumulation Unit Value at end of period	$1.211	$1.236	$1.215	$1.278	$1.278	$1.213	$1.179	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3,261	3,666	4,466	5,984	6,045	4,239	2,218	—	—	—
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.535	$2.561	$2.181	$1.913	$2.079	$1.867	$1.400	$2.379	$2.102	$1.662
Accumulation Unit Value at end of period	$2.442	$2.535	$2.561	$2.181	$1.913	$2.079	$1.867	$1.400	$2.379	$2.102
Number of Accumulation Units outstanding at end of period (in thousands)	4,171	5,502	7,081	8,346	9,422	9,891	10,431	10,999	7,270	2,232
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.210	$2.256	$1.942	$1.721	$1.891	$1.716	$1.299	$—	$—	$—
Accumulation Unit Value at end of period	$2.107	$2.210	$2.256	$1.942	$1.721	$1.891	$1.716	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	195	213	154	301	281	319	166	—	—	—
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.427	$2.356	$1.854	$1.693	$1.833	$1.628	$1.267	$1.797	$1.663	$1.515
Accumulation Unit Value at end of period	$2.298	$2.427	$2.356	$1.854	$1.693	$1.833	$1.628	$1.267	$1.797	$1.663
Number of Accumulation Units outstanding at end of period (in thousands)	2,211	2,924	3,735	4,332	5,244	6,149	6,200	6,327	6,210	4,974
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.116	$2.075	$1.650	$1.523	$1.667	$1.496	$1.177	$—	$—	$—
Accumulation Unit Value at end of period	$1.983	$2.116	$2.075	$1.650	$1.523	$1.667	$1.496	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	974	1,123	1,264	993	955	863	587	—	—	—

APP V-7

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.240	$13.359	$9.883	$10.020	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.218	$14.240	$13.359	$9.883	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	41	41	33	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.822	$13.105	$9.796	$10.003	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.657	$13.822	$13.105	$9.796	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	21	21	5	—	—	—	—	—	—
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.791	$9.923	$9.984	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.661	$9.791	$9.923	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,533	2,095	449	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.629	$9.862	$9.971	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.402	$9.629	$9.862	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	54	12	—	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.155	$22.929	$16.906	$15.045	$15.361	$12.113	$10.123	$14.937	$14.394	$12.423
Accumulation Unit Value at end of period	$21.584	$23.155	$22.929	$16.906	$15.045	$15.361	$12.113	$10.123	$14.937	$14.394
Number of Accumulation Units outstanding at end of period (in thousands)	262	374	453	584	671	729	771	720	407	134
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.585	$20.599	$15.348	$13.803	$14.242	$11.349	$9.584	$—	$—	$—
Accumulation Unit Value at end of period	$18.988	$20.585	$20.599	$15.348	$13.803	$14.242	$11.349	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	34	33	32	49	51	42	15	—	—	—
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.722	$1.637	$1.241	$1.069	$1.117	$1.055	$0.722	$1.518	$1.515	$1.357
Accumulation Unit Value at end of period	$1.523	$1.722	$1.637	$1.241	$1.069	$1.117	$1.055	$0.722	$1.518	$1.515
Number of Accumulation Units outstanding at end of period (in thousands)	1,141	1,345	1,616	2,102	2,457	3,387	3,814	3,818	4,128	4,027
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.502	$1.443	$1.105	$0.961	$1.016	$0.969	$0.671	$—	$—	$—
Accumulation Unit Value at end of period	$1.313	$1.502	$1.443	$1.105	$0.961	$1.016	$0.969	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	565	673	719	716	740	738	432	—	—	—
MFS Core Equity Series (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.553	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.196	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	—	—	—	—	—	—	—	—	—

APP V-8

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.537	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.098	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	59	—	—	—	—	—	—	—	—	—
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.764	$24.165	$19.163	$15.748	$16.684	$15.050	$11.558	$17.689	$16.420	$13.378
Accumulation Unit Value at end of period	$24.087	$24.764	$24.165	$19.163	$15.748	$16.684	$15.050	$11.558	$17.689	$16.420
Number of Accumulation Units outstanding at end of period (in thousands)	37	38	48	43	46	46	43	51	58	35
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.658	$18.399	$14.744	$12.245	$13.109	$11.950	$9.274	$—	$—	$—
Accumulation Unit Value at end of period	$17.958	$18.658	$18.399	$14.744	$12.245	$13.109	$11.950	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	15	23	15	10	10	5	—	—	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.364	$15.225	$11.276	$9.736	$9.901	$8.701	$6.406	$10.375	$8.679	$8.153
Accumulation Unit Value at end of period	$17.365	$16.364	$15.225	$11.276	$9.736	$9.901	$8.701	$6.406	$10.375	$8.679
Number of Accumulation Units outstanding at end of period (in thousands)	443	538	743	343	310	310	268	180	195	98
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.377	$8.816	$6.598	$5.757	$5.917	$5.254	$3.909	$—	$—	$—
Accumulation Unit Value at end of period	$9.846	$9.377	$8.816	$6.598	$5.757	$5.917	$5.254	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	89	70	92	59	85	87	24	—	—	—
MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.650	$10.500	$10.146	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.064	$10.650	$10.500	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	681	836	1,126	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.482	$10.443	$10.132	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.802	$10.482	$10.443	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	133	138	157	—	—	—	—	—	—	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.763	$16.219	$12.449	$10.588	$10.971	$10.009	$7.995	$12.109	$11.127	$9.981
Accumulation Unit Value at end of period	$17.563	$17.763	$16.219	$12.449	$10.588	$10.971	$10.009	$7.995	$12.109	$11.127
Number of Accumulation Units outstanding at end of period (in thousands)	640	861	1,174	1,971	2,447	2,689	2,878	2,970	2,802	1,871
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.571	$12.523	$9.713	$8.348	$8.741	$8.059	$6.505	$—	$—	$—
Accumulation Unit Value at end of period	$13.278	$13.571	$12.523	$9.713	$8.348	$8.741	$8.059	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	137	131	170	207	231	173	68	—	—	—

APP V-9

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Massachusetts Investors Growth Stock Portfolio (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.394	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.160	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	42	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.378	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.062	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	—	—	—	—	—	—	—	—	—
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.829	$8.221	$6.050	$5.263	$5.676	$4.437	$3.172	$6.638	$6.126	$6.055
Accumulation Unit Value at end of period	$9.112	$8.829	$8.221	$6.050	$5.263	$5.676	$4.437	$3.172	$6.638	$6.126
Number of Accumulation Units outstanding at end of period (in thousands)	193	204	272	392	520	645	577	507	495	449
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.258	$7.770	$5.779	$5.080	$5.536	$4.374	$3.160	$—	$—	$—
Accumulation Unit Value at end of period	$8.434	$8.258	$7.770	$5.779	$5.080	$5.536	$4.374	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	129	115	105	57	46	50	27	—	—	—
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.014	$29.524	$21.145	$17.680	$19.971	$14.847	$9.222	$15.407	$15.233	$13.638
Accumulation Unit Value at end of period	$26.149	$27.014	$29.524	$21.145	$17.680	$19.971	$14.847	$9.222	$15.407	$15.233
Number of Accumulation Units outstanding at end of period (in thousands)	253	322	423	702	850	965	1,104	1,290	1,310	909
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.324	$15.820	$11.450	$9.675	$11.044	$8.297	$5.208	$—	$—	$—
Accumulation Unit Value at end of period	$13.720	$14.324	$15.820	$11.450	$9.675	$11.044	$8.297	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	88	98	134	140	135	138	86	—	—	—
MFS Research International Portfolio (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.515	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.565	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	351	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.498	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.473	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	50	—	—	—	—	—	—	—	—	—
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.352	$17.799	$13.638	$11.787	$12.002	$10.496	$8.150	$12.925	$11.572	$10.617
Accumulation Unit Value at end of period	$19.246	$19.352	$17.799	$13.638	$11.787	$12.002	$10.496	$8.150	$12.925	$11.572
Number of Accumulation Units outstanding at end of period (in thousands)	24	34	43	66	57	54	51	35	32	11

APP V-10

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.452	$16.221	$12.560	$10.970	$11.288	$9.976	$7.827	$—	$—	$—
Accumulation Unit Value at end of period	$17.176	$17.452	$16.221	$12.560	$10.970	$11.288	$9.976	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	14	15	8	1	1	1	—	—	—
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.105	$13.507	$13.833	$13.061	$12.402	$11.697	$10.207	$10.596	$10.307	$10.040
Accumulation Unit Value at end of period	$13.873	$14.105	$13.507	$13.833	$13.061	$12.402	$11.697	$10.207	$10.596	$10.307
Number of Accumulation Units outstanding at end of period (in thousands)	2,412	2,922	3,769	1,413	1,353	1,358	1,188	949	641	177
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.724	$12.313	$12.744	$12.159	$11.668	$11.121	$9.806	$—	$—	$—
Accumulation Unit Value at end of period	$12.384	$12.724	$12.313	$12.744	$12.159	$11.668	$11.121	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	86	78	84	147	132	84	28	—	—	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.456	$20.044	$17.066	$15.548	$15.485	$14.278	$12.261	$15.960	$15.523	$14.061
Accumulation Unit Value at end of period	$21.090	$21.456	$20.044	$17.066	$15.548	$15.485	$14.278	$12.261	$15.960	$15.523
Number of Accumulation Units outstanding at end of period (in thousands)	1,646	2,183	2,948	4,675	5,379	5,949	6,318	6,881	6,616	3,959
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.451	$15.531	$13.363	$12.303	$12.382	$11.537	$10.012	$—	$—	$—
Accumulation Unit Value at end of period	$16.002	$16.451	$15.531	$13.363	$12.303	$12.382	$11.537	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	240	267	308	310	305	213	95	—	—	—
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.151	$24.903	$18.575	$16.194	$16.464	$14.962	$12.358	$18.581	$17.453	$14.639
Accumulation Unit Value at end of period	$26.590	$27.151	$24.903	$18.575	$16.194	$16.464	$14.962	$12.358	$18.581	$17.453
Number of Accumulation Units outstanding at end of period (in thousands)	450	585	779	889	1,047	1,138	1,147	1,111	807	373
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.020	$22.264	$16.782	$14.785	$15.190	$13.950	$11.644	$—	$—	$—
Accumulation Unit Value at end of period	$23.278	$24.020	$22.264	$16.782	$14.785	$15.190	$13.950	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	60	64	67	48	54	36	8	—	—	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.220	$25.607	$26.148	$23.370	$28.091	$24.164	$14.131	$30.230	$23.737	$18.733
Accumulation Unit Value at end of period	$18.459	$23.220	$25.607	$26.148	$23.370	$28.091	$24.164	$14.131	$30.230	$23.737
Number of Accumulation Units outstanding at end of period (in thousands)	130	163	226	323	398	474	472	424	454	304

APP V-11

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.091	$23.505	$24.254	$21.907	$26.610	$23.131	$13.670	$—	$—	$—
Accumulation Unit Value at end of period	$16.591	$21.091	$23.505	$24.254	$21.907	$26.610	$23.131	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	25	23	25	25	18	10	—	—	—
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.371	$17.532	$14.451	$12.388	$14.051	$13.138	$9.717	$16.519	$14.502	$12.104
Accumulation Unit Value at end of period	$14.181	$15.371	$17.532	$14.451	$12.388	$14.051	$13.138	$9.717	$16.519	$14.502
Number of Accumulation Units outstanding at end of period (in thousands)	1,200	1,375	1,662	2,198	2,603	2,772	2,928	3,305	3,379	2,739
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.288	$14.164	$11.798	$10.221	$11.715	$11.069	$8.273	$—	$—	$—
Accumulation Unit Value at end of period	$11.218	$12.288	$14.164	$11.798	$10.221	$11.715	$11.069	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	167	170	205	229	233	151	91	—	—	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.232	$19.015	$14.733	$12.334	$13.440	$12.684	$9.807	$17.234	$17.068	$14.202
Accumulation Unit Value at end of period	$16.821	$18.232	$19.015	$14.733	$12.334	$13.440	$12.684	$9.807	$17.234	$17.068
Number of Accumulation Units outstanding at end of period (in thousands)	1,771	2,228	2,931	4,362	5,449	6,447	7,255	8,123	9,032	6,655
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.662	$15.453	$12.099	$10.236	$11.272	$10.750	$8.399	$—	$—	$—
Accumulation Unit Value at end of period	$13.385	$14.662	$15.453	$12.099	$10.236	$11.272	$10.750	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	125	130	114	83	107	116	61	—	—	—
(a) Inception date March 26, 2015.
Hartford Life and Annuity Insurance Company

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.078	$20.271	$16.611	$14.491	$14.500	$13.063	$10.679	$15.357	$14.608	$12.913
Accumulation Unit Value at end of period	$21.087	$21.078	$20.271	$16.611	$14.491	$14.500	$13.063	$10.679	$15.357	$14.608
Number of Accumulation Units outstanding at end of period (in thousands)	2,110	2,607	3,535	5,576	6,532	7,393	7,917	8,905	8,860	6,835
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.247	$16.761	$13.880	$12.236	$12.373	$11.265	$9.306	$—	$—	$—
Accumulation Unit Value at end of period	$17.073	$17.247	$16.761	$13.880	$12.236	$12.373	$11.265	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,266	1,441	1,417	1,108	1,129	973	620	—	—	—
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.769	$1.554	$1.184	$1.054	$1.078	$0.973	$0.771	$1.230	$1.222	$1.055
Accumulation Unit Value at end of period	$1.694	$1.769	$1.554	$1.184	$1.054	$1.078	$0.973	$0.771	$1.230	$1.222
Number of Accumulation Units outstanding at end of period (in thousands)	17,089	21,753	26,829	43,423	51,731	57,319	61,278	66,279	67,641	55,180

APP V-12

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.539	$1.367	$1.053	$0.947	$0.979	$0.892	$0.714	$—	$—	$—
Accumulation Unit Value at end of period	$1.459	$1.539	$1.367	$1.053	$0.947	$0.979	$0.892	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10,639	12,866	10,847	9,762	11,444	9,258	6,866	—	—	—
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.575	$15.958	$16.532	$15.902	$15.191	$14.465	$13.020	$14.558	$14.281	$13.530
Accumulation Unit Value at end of period	$16.397	$16.575	$15.958	$16.532	$15.902	$15.191	$14.465	$13.020	$14.558	$14.281
Number of Accumulation Units outstanding at end of period (in thousands)	5,242	6,375	8,739	5,908	6,133	6,838	7,397	6,734	5,995	3,880
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.652	$13.283	$13.905	$13.517	$13.049	$12.556	$11.422	$—	$—	$—
Accumulation Unit Value at end of period	$13.365	$13.652	$13.283	$13.905	$13.517	$13.049	$12.556	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	906	963	963	977	1,150	1,012	722	—	—	—
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.108	$13.104	$13.633	$13.013	$12.617	$12.153	$11.229	$10.999	$10.207	$10.028
Accumulation Unit Value at end of period	$12.406	$13.108	$13.104	$13.633	$13.013	$12.617	$12.153	$11.229	$10.999	$10.207
Number of Accumulation Units outstanding at end of period (in thousands)	690	997	1,286	2,689	2,930	2,918	2,870	2,771	929	123
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.021	$12.145	$12.769	$12.316	$12.068	$11.746	$10.968	$—	$—	$—
Accumulation Unit Value at end of period	$11.259	$12.021	$12.145	$12.769	$12.316	$12.068	$11.746	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	218	287	285	305	356	277	154	—	—	—
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.694	$14.099	$11.662	$10.055	$10.712	$9.713	$7.046	$12.140	$10.921	$10.447
Accumulation Unit Value at end of period	$14.302	$14.694	$14.099	$11.662	$10.055	$10.712	$9.713	$7.046	$12.140	$10.921
Number of Accumulation Units outstanding at end of period (in thousands)	1,729	2,177	2,910	6,046	7,078	7,972	8,722	9,172	7,322	2,278
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.405	$12.998	$10.865	$9.467	$10.192	$9.339	$6.846	$—	$—	$—
Accumulation Unit Value at end of period	$12.912	$13.405	$12.998	$10.865	$9.467	$10.192	$9.339	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	337	340	280	287	304	297	210	—	—	—
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.426	$23.208	$18.210	$15.059	$16.753	$15.196	$10.823	$17.807	$15.715	$13.227
Accumulation Unit Value at end of period	$24.715	$23.426	$23.208	$18.210	$15.059	$16.753	$15.196	$10.823	$17.807	$15.715
Number of Accumulation Units outstanding at end of period (in thousands)	905	1,082	1,409	2,337	2,809	3,158	3,528	3,686	3,539	2,602
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.021	$16.039	$12.718	$10.628	$11.948	$10.952	$7.883	$—	$—	$—
Accumulation Unit Value at end of period	$16.726	$16.021	$16.039	$12.718	$10.628	$11.948	$10.952	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	651	706	652	582	723	595	441	—	—	—

APP V-13

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.992	$24.805	$19.600	$16.810	$21.073	$17.449	$10.965	$23.912	$19.960	$16.308
Accumulation Unit Value at end of period	$24.722	$24.992	$24.805	$19.600	$16.810	$21.073	$17.449	$10.965	$23.912	$19.960
Number of Accumulation Units outstanding at end of period (in thousands)	667	809	1,078	1,351	1,618	1,962	2,073	1,968	2,024	1,410
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.119	$17.170	$13.710	$11.883	$15.054	$12.596	$7.999	$—	$—	$—
Accumulation Unit Value at end of period	$16.757	$17.119	$17.170	$13.710	$11.883	$15.054	$12.596	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	297	323	332	362	496	490	272	—	—	—
American Funds Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.273	$20.806	$16.209	$13.936	$14.757	$12.603	$9.163	$16.576	$14.955	$13.753
Accumulation Unit Value at end of period	$23.482	$22.273	$20.806	$16.209	$13.936	$14.757	$12.603	$9.163	$16.576	$14.955
Number of Accumulation Units outstanding at end of period (in thousands)	5,135	6,418	8,542	14,477	17,438	19,838	21,746	22,940	21,794	14,681
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.047	$12.316	$9.696	$8.424	$9.015	$7.780	$5.716	$—	$—	$—
Accumulation Unit Value at end of period	$13.611	$13.047	$12.316	$9.696	$8.424	$9.015	$7.780	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3,056	3,480	3,531	3,262	3,975	3,340	1,944	—	—	—
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.907	$20.986	$15.934	$13.747	$14.194	$12.911	$9.971	$16.262	$15.692	$13.806
Accumulation Unit Value at end of period	$22.928	$22.907	$20.986	$15.934	$13.747	$14.194	$12.911	$9.971	$16.262	$15.692
Number of Accumulation Units outstanding at end of period (in thousands)	5,371	6,732	9,054	14,986	17,928	20,213	22,159	23,650	22,677	15,912
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.020	$16.684	$12.801	$11.160	$11.645	$10.704	$8.354	$—	$—	$—
Accumulation Unit Value at end of period	$17.849	$18.020	$16.684	$12.801	$11.160	$11.645	$10.704	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,272	2,566	2,640	2,451	2,803	2,344	1,280	—	—	—
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.905	$18.643	$15.535	$13.355	$15.734	$14.872	$10.536	$18.452	$15.583	$13.275
Accumulation Unit Value at end of period	$16.865	$17.905	$18.643	$15.535	$13.355	$15.734	$14.872	$10.536	$18.452	$15.583
Number of Accumulation Units outstanding at end of period (in thousands)	2,136	2,568	3,329	4,521	5,359	5,753	6,221	6,800	6,638	4,853
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.557	$13.212	$11.126	$9.665	$11.508	$10.992	$7.869	$—	$—	$—
Accumulation Unit Value at end of period	$11.704	$12.557	$13.212	$11.126	$9.665	$11.508	$10.992	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	719	757	766	847	1,041	856	527	—	—	—
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.261	$32.193	$29.297	$25.204	$29.687	$25.527	$17.290	$30.412	$23.315	$17.823
Accumulation Unit Value at end of period	$27.961	$29.261	$32.193	$29.297	$25.204	$29.687	$25.527	$17.290	$30.412	$23.315
Number of Accumulation Units outstanding at end of period (in thousands)	409	519	690	1,243	1,462	1,743	1,750	1,663	1,664	1,045

APP V-14

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.763	$25.308	$23.275	$20.234	$24.085	$20.929	$14.324	$—	$—	$—
Accumulation Unit Value at end of period	$21.524	$22.763	$25.308	$23.275	$20.234	$24.085	$20.929	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	204	224	249	230	296	285	137	—	—	—
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.928	$16.171	$11.922	$11.059	$11.775	$10.272	$7.830	$12.269	$10.878	$10.480
Accumulation Unit Value at end of period	$17.430	$16.928	$16.171	$11.922	$11.059	$11.775	$10.272	$7.830	$12.269	$10.878
Number of Accumulation Units outstanding at end of period (in thousands)	149	167	223	489	574	605	616	615	545	378
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.267	$14.738	$10.980	$10.293	$11.075	$9.763	$7.521	$—	$—	$—
Accumulation Unit Value at end of period	$15.555	$15.267	$14.738	$10.980	$10.293	$11.075	$9.763	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	40	62	57	32	28	12	—	—	—
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.731	$21.054	$18.729	$16.852	$16.683	$15.008	$11.218	$16.165	$15.791	$13.537
Accumulation Unit Value at end of period	$19.927	$21.731	$21.054	$18.729	$16.852	$16.683	$15.008	$11.218	$16.165	$15.791
Number of Accumulation Units outstanding at end of period (in thousands)	3,550	4,468	5,892	12,409	14,274	15,966	17,350	18,779	18,719	10,651
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.031	$18.634	$16.751	$15.231	$15.237	$13.852	$10.464	$—	$—	$—
Accumulation Unit Value at end of period	$17.269	$19.031	$18.634	$16.751	$15.231	$15.237	$13.852	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	888	1,083	1,195	1,044	1,096	847	377	—	—	—
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.461	$15.737	$12.400	$11.185	$11.510	$10.455	$8.169	$12.646	$12.066	$11.029
Accumulation Unit Value at end of period	$18.195	$17.461	$15.737	$12.400	$11.185	$11.510	$10.455	$8.169	$12.646	$12.066
Number of Accumulation Units outstanding at end of period (in thousands)	412	532	664	1,234	1,449	1,630	1,765	1,841	1,911	1,569
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.291	$13.927	$11.090	$10.109	$10.513	$9.649	$7.619	$—	$—	$—
Accumulation Unit Value at end of period	$15.768	$15.291	$13.927	$11.090	$10.109	$10.513	$9.649	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	152	170	164	183	237	178	66	—	—	—
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.632	$28.413	$22.567	$20.178	$21.077	$19.081	$15.684	$22.220	$20.136	$16.585
Accumulation Unit Value at end of period	$28.168	$29.632	$28.413	$22.567	$20.178	$21.077	$19.081	$15.684	$22.220	$20.136
Number of Accumulation Units outstanding at end of period (in thousands)	803	1,013	1,338	2,484	2,976	3,440	3,733	3,787	3,781	2,145
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.215	$25.402	$20.388	$18.422	$19.446	$17.790	$14.777	$—	$—	$—
Accumulation Unit Value at end of period	$24.659	$26.215	$25.402	$20.388	$18.422	$19.446	$17.790	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	242	262	299	227	283	322	113	—	—	—

APP V-15

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.780	$23.447	$18.529	$16.439	$16.838	$15.349	$12.342	$19.892	$19.484	$16.683
Accumulation Unit Value at end of period	$23.241	$24.780	$23.447	$18.529	$16.439	$16.838	$15.349	$12.342	$19.892	$19.484
Number of Accumulation Units outstanding at end of period (in thousands)	2,094	2,551	3,444	4,869	5,865	6,746	7,420	8,036	8,185	5,008
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.594	$17.779	$14.198	$12.730	$13.176	$12.138	$9.863	$—	$—	$—
Accumulation Unit Value at end of period	$17.256	$18.594	$17.779	$14.198	$12.730	$13.176	$12.138	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	793	886	873	760	889	701	374	—	—	—
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.575	$21.979	$17.177	$15.551	$14.870	$12.493	$10.791	$15.004	$15.628	$13.525
Accumulation Unit Value at end of period	$22.411	$23.575	$21.979	$17.177	$15.551	$14.870	$12.493	$10.791	$15.004	$15.628
Number of Accumulation Units outstanding at end of period (in thousands)	2,656	3,184	4,396	7,125	8,103	8,505	8,900	9,731	9,602	5,616
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.856	$19.649	$15.519	$14.197	$13.719	$11.648	$10.167	$—	$—	$—
Accumulation Unit Value at end of period	$19.619	$20.856	$19.649	$15.519	$14.197	$13.719	$11.648	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	472	560	633	599	568	391	133	—	—	—
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.579	$14.693	$10.932	$9.359	$9.857	$7.792	$6.115	$9.253	$9.254	$—
Accumulation Unit Value at end of period	$13.321	$14.579	$14.693	$10.932	$9.359	$9.857	$7.792	$6.115	$9.253	$—
Number of Accumulation Units outstanding at end of period (in thousands)	306	406	547	495	557	757	455	285	7	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.506	$13.755	$10.342	$8.948	$9.523	$7.607	$6.033	$—	$—	$—
Accumulation Unit Value at end of period	$12.211	$13.506	$13.755	$10.342	$8.948	$9.523	$7.607	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	91	90	115	100	124	118	44	—	—	—
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.331	$20.118	$14.760	$13.496	$14.374	$11.415	$8.059	$14.205	$12.943	$12.070
Accumulation Unit Value at end of period	$20.486	$21.331	$20.118	$14.760	$13.496	$14.374	$11.415	$8.059	$14.205	$12.943
Number of Accumulation Units outstanding at end of period (in thousands)	648	824	1,113	1,550	1,794	1,978	2,157	2,049	1,799	1,096
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.274	$10.745	$7.966	$7.361	$7.922	$6.358	$4.536	$—	$—	$—
Accumulation Unit Value at end of period	$10.714	$11.274	$10.745	$7.966	$7.361	$7.922	$6.358	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	544	578	685	597	679	612	347	—	—	—
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.337	$23.163	$22.679	$20.321	$20.040	$18.265	$14.680	$16.724	$15.961	$14.910
Accumulation Unit Value at end of period	$22.191	$23.337	$23.163	$22.679	$20.321	$20.040	$18.265	$14.680	$16.724	$15.961
Number of Accumulation Units outstanding at end of period (in thousands)	1,104	1,448	1,884	3,955	4,098	4,418	4,360	4,161	3,680	2,423

APP V-16

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.019	$19.076	$18.875	$17.091	$17.033	$15.688	$12.741	$—	$—	$—
Accumulation Unit Value at end of period	$17.896	$19.019	$19.076	$18.875	$17.091	$17.033	$15.688	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	617	653	720	646	674	570	324	—	—	—
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.088	$1.101	$1.116	$1.132	$1.147	$1.162	$1.177	$1.169	$1.129	$1.093
Accumulation Unit Value at end of period	$1.074	$1.088	$1.101	$1.116	$1.132	$1.147	$1.162	$1.177	$1.169	$1.129
Number of Accumulation Units outstanding at end of period (in thousands)	16,444	21,109	29,418	44,931	55,088	55,218	72,357	117,263	36,410	20,188
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.900	$0.921	$0.943	$0.966	$0.990	$1.014	$1.038	$—	$—	$—
Accumulation Unit Value at end of period	$0.880	$0.900	$0.921	$0.943	$0.966	$0.990	$1.014	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,476	3,094	4,086	6,659	9,911	5,688	4,455	—	—	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.308	$14.308	$10.349	$9.223	$10.727	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.858	$15.308	$14.308	$10.349	$9.223	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	145	187	238	387	187	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.710	$13.895	$10.156	$9.146	$10.713	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.081	$14.710	$13.895	$10.156	$9.146	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	222	205	118	123	50	—	—	—	—	—
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.984	$16.855	$13.218	$11.764	$11.932	$11.039	$8.721	$12.654	$11.863	$10.303
Accumulation Unit Value at end of period	$16.719	$17.984	$16.855	$13.218	$11.764	$11.932	$11.039	$8.721	$12.654	$11.863
Number of Accumulation Units outstanding at end of period (in thousands)	900	1,169	1,428	1,296	1,659	1,894	1,918	1,945	2,217	2,337
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.219	$15.362	$12.174	$10.949	$11.222	$10.492	$8.377	$—	$—	$—
Accumulation Unit Value at end of period	$14.921	$16.219	$15.362	$12.174	$10.949	$11.222	$10.492	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	213	248	310	353	457	334	132	—	—	—
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.418	$1.380	$1.436	$1.420	$1.334	$1.283	$1.301	$1.174	$1.119	$1.095
Accumulation Unit Value at end of period	$1.403	$1.418	$1.380	$1.436	$1.420	$1.334	$1.283	$1.301	$1.174	$1.119
Number of Accumulation Units outstanding at end of period (in thousands)	19,259	25,947	31,359	56,086	59,305	70,228	78,299	90,811	73,021	44,385
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.236	$1.215	$1.278	$1.278	$1.213	$1.179	$1.208	$—	$—	$—
Accumulation Unit Value at end of period	$1.211	$1.236	$1.215	$1.278	$1.278	$1.213	$1.179	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4,563	5,170	6,392	8,181	9,360	7,501	3,756	—	—	—

APP V-17

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.535	$2.561	$2.181	$1.913	$2.079	$1.867	$1.400	$2.379	$2.102	$1.662
Accumulation Unit Value at end of period	$2.442	$2.535	$2.561	$2.181	$1.913	$2.079	$1.867	$1.400	$2.379	$2.102
Number of Accumulation Units outstanding at end of period (in thousands)	6,400	7,563	10,188	11,769	13,030	14,305	15,797	16,506	12,825	3,283
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.210	$2.256	$1.942	$1.721	$1.891	$1.716	$1.299	$—	$—	$—
Accumulation Unit Value at end of period	$2.107	$2.210	$2.256	$1.942	$1.721	$1.891	$1.716	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	769	917	955	883	859	792	243	—	—	—
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.427	$2.356	$1.854	$1.693	$1.833	$1.628	$1.267	$1.797	$1.663	$1.515
Accumulation Unit Value at end of period	$2.298	$2.427	$2.356	$1.854	$1.693	$1.833	$1.628	$1.267	$1.797	$1.663
Number of Accumulation Units outstanding at end of period (in thousands)	4,403	5,211	6,844	7,976	9,543	10,609	10,925	11,178	11,271	8,186
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.116	$2.075	$1.650	$1.523	$1.667	$1.496	$1.177	$—	$—	$—
Accumulation Unit Value at end of period	$1.983	$2.116	$2.075	$1.650	$1.523	$1.667	$1.496	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,339	2,772	3,131	3,119	3,589	2,902	1,868	—	—	—
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.240	$13.359	$9.883	$10.020	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.218	$14.240	$13.359	$9.883	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	61	88	111	67	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.822	$13.105	$9.796	$10.003	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.657	$13.822	$13.105	$9.796	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	21	33	23	—	—	—	—	—	—
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.791	$9.923	$9.984	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.661	$9.791	$9.923	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,398	1,481	1,073	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.629	$9.862	$9.971	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.402	$9.629	$9.862	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	332	284	228	—	—	—	—	—	—	—
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.155	$22.929	$16.906	$15.045	$15.361	$12.113	$10.123	$14.937	$14.394	$12.423
Accumulation Unit Value at end of period	$21.584	$23.155	$22.929	$16.906	$15.045	$15.361	$12.113	$10.123	$14.937	$14.394
Number of Accumulation Units outstanding at end of period (in thousands)	407	492	647	1,049	1,219	1,374	1,393	1,423	837	358

APP V-18

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.585	$20.599	$15.348	$13.803	$14.242	$11.349	$9.584	$—	$—	$—
Accumulation Unit Value at end of period	$18.988	$20.585	$20.599	$15.348	$13.803	$14.242	$11.349	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	84	87	119	109	117	82	32	—	—	—
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.722	$1.637	$1.241	$1.069	$1.117	$1.055	$0.722	$1.518	$1.515	$1.357
Accumulation Unit Value at end of period	$1.523	$1.722	$1.637	$1.241	$1.069	$1.117	$1.055	$0.722	$1.518	$1.515
Number of Accumulation Units outstanding at end of period (in thousands)	1,362	1,948	2,762	4,449	5,022	6,390	7,021	6,604	6,608	6,195
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.502	$1.443	$1.105	$0.961	$1.016	$0.969	$0.671	$—	$—	$—
Accumulation Unit Value at end of period	$1.313	$1.502	$1.443	$1.105	$0.961	$1.016	$0.969	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,714	1,813	1,865	1,813	1,975	1,737	1,049	—	—	—
MFS Core Equity Series (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.553	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.196	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.537	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.098	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	99	—	—	—	—	—	—	—	—	—
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.764	$24.165	$19.163	$15.748	$16.684	$15.050	$11.558	$17.689	$16.420	$13.378
Accumulation Unit Value at end of period	$24.087	$24.764	$24.165	$19.163	$15.748	$16.684	$15.050	$11.558	$17.689	$16.420
Number of Accumulation Units outstanding at end of period (in thousands)	89	112	164	149	170	182	189	187	156	128
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.658	$18.399	$14.744	$12.245	$13.109	$11.950	$9.274	$—	$—	$—
Accumulation Unit Value at end of period	$17.958	$18.658	$18.399	$14.744	$12.245	$13.109	$11.950	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	53	58	53	52	40	29	14	—	—	—
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.364	$15.225	$11.276	$9.736	$9.901	$8.701	$6.406	$10.375	$8.679	$8.153
Accumulation Unit Value at end of period	$17.365	$16.364	$15.225	$11.276	$9.736	$9.901	$8.701	$6.406	$10.375	$8.679
Number of Accumulation Units outstanding at end of period (in thousands)	1,124	1,329	1,857	535	491	538	597	542	247	153
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.377	$8.816	$6.598	$5.757	$5.917	$5.254	$3.909	$—	$—	$—
Accumulation Unit Value at end of period	$9.846	$9.377	$8.816	$6.598	$5.757	$5.917	$5.254	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	372	286	294	275	162	60	46	—	—	—

APP V-19

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.650	$10.500	$10.146	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.064	$10.650	$10.500	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	645	891	1,472	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.482	$10.443	$10.132	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.802	$10.482	$10.443	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	399	439	500	—	—	—	—	—	—	—
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.763	$16.219	$12.449	$10.588	$10.971	$10.009	$7.995	$12.109	$11.127	$9.981
Accumulation Unit Value at end of period	$17.563	$17.763	$16.219	$12.449	$10.588	$10.971	$10.009	$7.995	$12.109	$11.127
Number of Accumulation Units outstanding at end of period (in thousands)	882	1,213	1,586	3,581	4,322	4,936	5,236	5,377	4,793	3,211
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.571	$12.523	$9.713	$8.348	$8.741	$8.059	$6.505	$—	$—	$—
Accumulation Unit Value at end of period	$13.278	$13.571	$12.523	$9.713	$8.348	$8.741	$8.059	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	300	333	388	437	577	419	171	—	—	—
MFS Massachusetts Investors Growth Stock Portfolio (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.394	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.160	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	131	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.378	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.062	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	95	—	—	—	—	—	—	—	—	—
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.829	$8.221	$6.050	$5.263	$5.676	$4.437	$3.172	$6.638	$6.126	$6.055
Accumulation Unit Value at end of period	$9.112	$8.829	$8.221	$6.050	$5.263	$5.676	$4.437	$3.172	$6.638	$6.126
Number of Accumulation Units outstanding at end of period (in thousands)	293	330	526	857	985	1,351	1,107	869	881	691
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.258	$7.770	$5.779	$5.080	$5.536	$4.374	$3.160	$—	$—	$—
Accumulation Unit Value at end of period	$8.434	$8.258	$7.770	$5.779	$5.080	$5.536	$4.374	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	250	240	247	243	290	340	196	—	—	—

APP V-20

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS New Discovery Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.014	$29.524	$21.145	$17.680	$19.971	$14.847	$9.222	$15.407	$15.233	$13.638
Accumulation Unit Value at end of period	$26.149	$27.014	$29.524	$21.145	$17.680	$19.971	$14.847	$9.222	$15.407	$15.233
Number of Accumulation Units outstanding at end of period (in thousands)	389	504	645	1,328	1,639	1,848	2,045	2,291	2,453	1,776
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.324	$15.820	$11.450	$9.675	$11.044	$8.297	$5.208	$—	$—	$—
Accumulation Unit Value at end of period	$13.720	$14.324	$15.820	$11.450	$9.675	$11.044	$8.297	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	231	234	417	417	527	330	174	—	—	—
MFS Research International Portfolio (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.515	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.565	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	295	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.498	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.473	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	89	—	—	—	—	—	—	—	—	—
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.352	$17.799	$13.638	$11.787	$12.002	$10.496	$8.150	$12.925	$11.572	$10.617
Accumulation Unit Value at end of period	$19.246	$19.352	$17.799	$13.638	$11.787	$12.002	$10.496	$8.150	$12.925	$11.572
Number of Accumulation Units outstanding at end of period (in thousands)	129	164	219	384	407	408	434	451	368	140
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.452	$16.221	$12.560	$10.970	$11.288	$9.976	$7.827	$—	$—	$—
Accumulation Unit Value at end of period	$17.176	$17.452	$16.221	$12.560	$10.970	$11.288	$9.976	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	57	58	36	28	16	12	3	—	—	—
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.105	$13.507	$13.833	$13.061	$12.402	$11.697	$10.207	$10.596	$10.307	$10.040
Accumulation Unit Value at end of period	$13.873	$14.105	$13.507	$13.833	$13.061	$12.402	$11.697	$10.207	$10.596	$10.307
Number of Accumulation Units outstanding at end of period (in thousands)	6,030	7,148	9,440	2,688	2,562	2,496	2,283	1,894	1,186	456
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.724	$12.313	$12.744	$12.159	$11.668	$11.121	$9.806	$—	$—	$—
Accumulation Unit Value at end of period	$12.384	$12.724	$12.313	$12.744	$12.159	$11.668	$11.121	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	278	291	255	265	282	211	67	—	—	—
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.456	$20.044	$17.066	$15.548	$15.485	$14.278	$12.261	$15.960	$15.523	$14.061
Accumulation Unit Value at end of period	$21.090	$21.456	$20.044	$17.066	$15.548	$15.485	$14.278	$12.261	$15.960	$15.523
Number of Accumulation Units outstanding at end of period (in thousands)	1,640	2,095	2,839	6,380	7,480	8,292	8,994	9,661	9,927	6,316

APP V-21

	As of December 31,
Sub-Account	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.451	$15.531	$13.363	$12.303	$12.382	$11.537	$10.012	$—	$—	$—
Accumulation Unit Value at end of period	$16.002	$16.451	$15.531	$13.363	$12.303	$12.382	$11.537	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	884	999	1,058	848	1,014	818	421	—	—	—
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.151	$24.903	$18.575	$16.194	$16.464	$14.962	$12.358	$18.581	$17.453	$14.639
Accumulation Unit Value at end of period	$26.590	$27.151	$24.903	$18.575	$16.194	$16.464	$14.962	$12.358	$18.581	$17.453
Number of Accumulation Units outstanding at end of period (in thousands)	876	1,093	1,489	1,897	2,225	2,357	2,476	2,442	1,861	949
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.020	$22.264	$16.782	$14.785	$15.190	$13.950	$11.644	$—	$—	$—
Accumulation Unit Value at end of period	$23.278	$24.020	$22.264	$16.782	$14.785	$15.190	$13.950	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	217	197	203	169	166	125	66	—	—	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.220	$25.607	$26.148	$23.370	$28.091	$24.164	$14.131	$30.230	$23.737	$18.733
Accumulation Unit Value at end of period	$18.459	$23.220	$25.607	$26.148	$23.370	$28.091	$24.164	$14.131	$30.230	$23.737
Number of Accumulation Units outstanding at end of period (in thousands)	199	245	310	594	707	814	878	707	817	608
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.091	$23.505	$24.254	$21.907	$26.610	$23.131	$13.670	$—	$—	$—
Accumulation Unit Value at end of period	$16.591	$21.091	$23.505	$24.254	$21.907	$26.610	$23.131	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	57	60	87	100	126	161	55	—	—	—
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.371	$17.532	$14.451	$12.388	$14.051	$13.138	$9.717	$16.519	$14.502	$12.104
Accumulation Unit Value at end of period	$14.181	$15.371	$17.532	$14.451	$12.388	$14.051	$13.138	$9.717	$16.519	$14.502
Number of Accumulation Units outstanding at end of period (in thousands)	1,682	1,935	2,295	2,955	3,437	3,682	3,891	4,291	4,579	3,897
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.288	$14.164	$11.798	$10.221	$11.715	$11.069	$8.273	$—	$—	$—
Accumulation Unit Value at end of period	$11.218	$12.288	$14.164	$11.798	$10.221	$11.715	$11.069	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	425	414	483	568	690	498	245	—	—	—
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.232	$19.015	$14.733	$12.334	$13.440	$12.684	$9.807	$17.234	$17.068	$14.202
Accumulation Unit Value at end of period	$16.821	$18.232	$19.015	$14.733	$12.334	$13.440	$12.684	$9.807	$17.234	$17.068
Number of Accumulation Units outstanding at end of period (in thousands)	1,152	1,423	1,933	3,207	3,928	4,542	5,108	5,796	6,181	3,876
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.662	$15.453	$12.099	$10.236	$11.272	$10.750	$8.399	$—	$—	$—
Accumulation Unit Value at end of period	$13.385	$14.662	$15.453	$12.099	$10.236	$11.272	$10.750	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	279	329	347	310	335	216	82	—	—	—
(a) Inception date March 26, 2015.

APP VI-1

Appendix VI - Model Investment Options

(Percentage allocations apply to value in the Sub-Accounts)

Applicable to Hartford Leaders Epic
As of May 2, 2016, the following models will be available to you to invest in.

Portfolio Planner Models

Fund	Ultra Conservative	Conservative	Balanced	Moderate Growth	Growth
American Funds Blue Chip Income and Growth Fund	5%	7%	8%	9%	10%
American Funds Bond Fund	20%	15%	11%	9%	6%
American Funds Global Bond Fund	10%	7%	6%	4%	4%
American Funds Growth-Income Fund	3%	4%	5%	6%	7%
American Funds International Fund	3%	4%	5%	6%	7%
Franklin Large Cap Growth VIP Fund	5%	6%	7%	8%	9%
Franklin Mutual Global Discovery VIP Fund	2%	3%	4%	5%	6%
Franklin Small-Mid Cap Growth VIP Fund	2%	3%	3%	4%	5%
Invesco V.I. Government Securities Fund	25%	19%	16%	11%	8%
Invesco V.I. Small Cap Equity Fund	2%	3%	4%	5%	6%
MFS High Yield Portfolio	15%	19%	17%	16%	12%
MFS Investors Trust Series	3%	4%	5%	7%	8%
Templeton Developing Markets VIP Fund	2%	3%	4%	4%	5%
Templeton Foreign VIP Fund	3%	3%	5%	6%	7%
Total	100%	100%	100%	100%	100%

To obtain a Statement of Additional Information, please call us at 800-862-6668 or complete the form below and mail to:
Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293
Please send a Statement of Additional Information to me at the following address:

Name

Address

City/State	Zip Code
Contract Name
Issue Date

Statement of Additional Information
Hartford Life and Annuity Insurance Company
Separate Account Seven
Hartford Leaders Epic Series I/IR
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.
To obtain a prospectus, send a written request to Hartford Life and Annuity Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293.
Date of Prospectus: May 2, 2016
Date of Statement of Additional Information: May 2, 2016

2

General Information
Safekeeping of Assets
Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford’s general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.
Experts
The statutory-basis financial statements of Hartford Life and Annuity Insurance Company as of December 31, 2015 and 2014, and for each of the three years in the period ended December 31, 2015 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report (which report expresses an unmodified opinion in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut and expresses an adverse opinion for the statutory-basis financial statements because the financial statements are not fairly presented in conformity with accounting principles generally accepted in the United States of America), and the statements of assets and liabilities of each of the individual sub-accounts which comprise Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2015, and the related statements of operations for each of the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is CityPlace I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.
Principal Underwriter
The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. (“HSD”). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.
Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2015 : $ 35,879,567 ; 2014 : $ 31,239,444 ; and 2013 : $ 52,162,456 .
OPERATIONAL RISKS
An investment in a Contract, Separate Account, or Fund can involve operational and information security risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers.  While we seek to minimize such events through controls and oversight, there may still be failures that could adversely affect us and your Contract’s Value. In addition, as the use of technology increases, we, a Contract, a Separate Account, or Fund may be more susceptible to operational risks through breaches in cybersecurity.  A breach in cybersecurity refers to both intentional and unintentional events that may cause us, a Contract, a Separate Account, or Fund to lose proprietary information, suffer data corruption, or operational capacity, and as a result, may incur regulatory penalties, reputational damage, and additional compliance costs associated with corrected measures and/or financial loss.  In addition, cyber security breaches of a Fund’s third party service providers or issuers of securities in which the underlying Funds invest may also subject a Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

3

The formula we use to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.
In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.
The formula Hartford uses to calculate yield is: YIELD = 2[(a − b/cd +1)6 − 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR.” Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A − B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] − 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4

Accumulation Unit Values
(For an Accumulation Unit Outstanding Throughout the Period)
The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show all possible Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Values are shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.078	$20.271	$16.611	$14.491	$14.500	$13.063	$10.679	$15.357	$14.608	$12.913
Accumulation Unit Value at end of period	$21.087	$21.078	$20.271	$16.611	$14.491	$14.500	$13.063	$10.679	$15.357	$14.608
Number of Accumulation Units outstanding at end of period (in thousands)	2,110	2,607	3,535	5,576	6,532	7,393	7,917	8,905	8,860	6,835
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$18.888	$18.201	$14.945	$13.063	$13.097	$11.823	$9.685	$13.955	$13.301	$11.781
Accumulation Unit Value at end of period	$18.857	$18.888	$18.201	$14.945	$13.063	$13.097	$11.823	$9.685	$13.955	$13.301
Number of Accumulation Units outstanding at end of period (in thousands)	654	836	1,078	1,406	1,696	1,946	2,155	2,399	2,854	2,952
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.888	$18.201	$14.945	$13.063	$13.097	$11.823	$9.685	$13.955	$13.301	$11.781
Accumulation Unit Value at end of period	$18.857	$18.888	$18.201	$14.945	$13.063	$13.097	$11.823	$9.685	$13.955	$13.301
Number of Accumulation Units outstanding at end of period (in thousands)	654	836	1,078	1,406	1,696	1,946	2,155	2,399	2,854	2,952
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.597	$17.939	$14.744	$12.901	$12.947	$11.700	$9.593	$13.836	$13.202	$11.705
Accumulation Unit Value at end of period	$18.549	$18.597	$17.939	$14.744	$12.901	$12.947	$11.700	$9.593	$13.836	$13.202
Number of Accumulation Units outstanding at end of period (in thousands)	1,586	1,958	2,602	3,513	4,342	5,094	6,277	8,084	10,207	11,265
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.922	$18.261	$15.016	$13.145	$13.200	$11.934	$9.790	$14.127	$13.486	$11.963
Accumulation Unit Value at end of period	$18.863	$18.922	$18.261	$15.016	$13.145	$13.200	$11.934	$9.790	$14.127	$13.486
Number of Accumulation Units outstanding at end of period (in thousands)	5,293	6,750	7,965	11,799	13,618	15,867	17,428	19,699	21,116	18,748
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.369	$17.736	$14.592	$12.781	$12.840	$11.614	$9.533	$13.763	$13.144	$11.666
Accumulation Unit Value at end of period	$18.303	$18.369	$17.736	$14.592	$12.781	$12.840	$11.614	$9.533	$13.763	$13.144
Number of Accumulation Units outstanding at end of period (in thousands)	1,110	1,276	1,562	2,288	2,828	3,504	4,343	5,126	6,854	7,420
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.521	$17.901	$14.743	$12.925	$12.998	$11.769	$9.670	$13.974	$13.360	$11.869
Accumulation Unit Value at end of period	$18.436	$18.521	$17.901	$14.743	$12.925	$12.998	$11.769	$9.670	$13.974	$13.360
Number of Accumulation Units outstanding at end of period (in thousands)	1,623	2,046	2,843	4,076	5,287	6,590	7,702	8,537	9,486	9,300
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.521	$17.901	$14.743	$12.925	$12.998	$11.769	$9.670	$13.974	$13.360	$11.869
Accumulation Unit Value at end of period	$18.436	$18.521	$17.901	$14.743	$12.925	$12.998	$11.769	$9.670	$13.974	$13.360
Number of Accumulation Units outstanding at end of period (in thousands)	1,623	2,046	2,843	4,076	5,287	6,590	7,702	8,537	9,486	9,300
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.402	$17.795	$14.662	$12.861	$12.940	$11.722	$9.636	$13.933	$13.327	$11.846
Accumulation Unit Value at end of period	$18.308	$18.402	$17.795	$14.662	$12.861	$12.940	$11.722	$9.636	$13.933	$13.327

5

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	1,090	1,365	1,675	2,060	2,599	3,194	3,674	3,917	3,375	2,867
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.677	$17.111	$14.113	$12.392	$12.481	$11.317	$9.312	$13.478	$12.905	$11.482
Accumulation Unit Value at end of period	$17.570	$17.677	$17.111	$14.113	$12.392	$12.481	$11.317	$9.312	$13.478	$12.905
Number of Accumulation Units outstanding at end of period (in thousands)	1,199	1,468	1,771	2,543	3,428	4,420	5,606	6,515	9,091	9,844
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.013	$17.445	$14.396	$12.646	$12.743	$11.561	$9.518	$13.782	$13.203	$11.753
Accumulation Unit Value at end of period	$17.894	$18.013	$17.445	$14.396	$12.646	$12.743	$11.561	$9.518	$13.782	$13.203
Number of Accumulation Units outstanding at end of period (in thousands)	1,553	1,815	2,394	3,212	4,062	5,039	6,484	8,333	13,201	16,838
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.588	$17.041	$14.070	$12.366	$12.467	$11.316	$9.321	$—	$—	$—
Accumulation Unit Value at end of period	$17.463	$17.588	$17.041	$14.070	$12.366	$12.467	$11.316	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,148	1,233	1,268	1,104	1,023	795	382	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.351	$16.821	$13.895	$12.218	$12.324	$11.192	$9.223	$13.369	$12.820	$11.424
Accumulation Unit Value at end of period	$17.220	$17.351	$16.821	$13.895	$12.218	$12.324	$11.192	$9.223	$13.369	$12.820
Number of Accumulation Units outstanding at end of period (in thousands)	1,182	1,386	1,890	2,549	3,199	4,036	5,026	5,457	5,087	4,899
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.469	$16.960	$14.031	$12.356	$12.482	$11.353	$9.370	$—	$—	$—
Accumulation Unit Value at end of period	$17.310	$17.469	$16.960	$14.031	$12.356	$12.482	$11.353	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	73	78	92	149	209	277	339	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.247	$16.761	$13.880	$12.236	$12.373	$11.265	$9.306	$—	$—	$—
Accumulation Unit Value at end of period	$17.073	$17.247	$16.761	$13.880	$12.236	$12.373	$11.265	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,266	1,441	1,417	1,108	1,129	973	620	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.769	$1.554	$1.184	$1.054	$1.078	$0.973	$0.771	$1.230	$1.222	$1.055
Accumulation Unit Value at end of period	$1.694	$1.769	$1.554	$1.184	$1.054	$1.078	$0.973	$0.771	$1.230	$1.222
Number of Accumulation Units outstanding at end of period (in thousands)	17,089	21,753	26,829	43,423	51,731	57,319	61,278	66,279	67,641	55,180
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$1.720	$1.514	$1.156	$1.031	$1.057	$0.956	$0.758	$1.213	$1.208	$1.045
Accumulation Unit Value at end of period	$1.644	$1.720	$1.514	$1.156	$1.031	$1.057	$0.956	$0.758	$1.213	$1.208
Number of Accumulation Units outstanding at end of period (in thousands)	3,810	4,537	5,385	7,383	9,034	10,552	12,248	14,150	16,818	17,576
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.720	$1.514	$1.156	$1.031	$1.057	$0.956	$0.758	$1.213	$1.208	$1.045
Accumulation Unit Value at end of period	$1.644	$1.720	$1.514	$1.156	$1.031	$1.057	$0.956	$0.758	$1.213	$1.208

6

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	3,810	4,537	5,385	7,383	9,034	10,552	12,248	14,150	16,818	17,576
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.697	$1.496	$1.143	$1.020	$1.047	$0.948	$0.753	$1.205	$1.201	$1.040
Accumulation Unit Value at end of period	$1.620	$1.697	$1.496	$1.143	$1.020	$1.047	$0.948	$0.753	$1.205	$1.201
Number of Accumulation Units outstanding at end of period (in thousands)	10,144	12,558	15,646	22,755	28,197	36,043	44,860	58,150	68,553	74,980
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.686	$1.486	$1.137	$1.015	$1.042	$0.944	$0.750	$1.201	$1.198	$1.038
Accumulation Unit Value at end of period	$1.609	$1.686	$1.486	$1.137	$1.015	$1.042	$0.944	$0.750	$1.201	$1.198
Number of Accumulation Units outstanding at end of period (in thousands)	32,361	38,863	46,992	75,230	88,903	105,130	120,682	138,218	149,898	140,470
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.674	$1.477	$1.130	$1.010	$1.037	$0.940	$0.747	$1.198	$1.194	$1.035
Accumulation Unit Value at end of period	$1.597	$1.674	$1.477	$1.130	$1.010	$1.037	$0.940	$0.747	$1.198	$1.194
Number of Accumulation Units outstanding at end of period (in thousands)	9,830	11,838	14,824	22,586	28,070	35,331	45,557	53,009	73,950	85,562
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.652	$1.459	$1.117	$0.999	$1.027	$0.932	$0.742	$1.190	$1.188	$1.031
Accumulation Unit Value at end of period	$1.574	$1.652	$1.459	$1.117	$0.999	$1.027	$0.932	$0.742	$1.190	$1.188
Number of Accumulation Units outstanding at end of period (in thousands)	13,591	17,603	22,825	33,847	41,919	52,636	60,281	65,332	71,928	73,628
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.652	$1.459	$1.117	$0.999	$1.027	$0.932	$0.742	$1.190	$1.188	$1.031
Accumulation Unit Value at end of period	$1.574	$1.652	$1.459	$1.117	$0.999	$1.027	$0.932	$0.742	$1.190	$1.188
Number of Accumulation Units outstanding at end of period (in thousands)	13,591	17,603	22,825	33,847	41,919	52,636	60,281	65,332	71,928	73,628
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.641	$1.450	$1.111	$0.994	$1.022	$0.928	$0.739	$1.186	$1.185	$1.028
Accumulation Unit Value at end of period	$1.563	$1.641	$1.450	$1.111	$0.994	$1.022	$0.928	$0.739	$1.186	$1.185
Number of Accumulation Units outstanding at end of period (in thousands)	7,717	9,680	13,044	19,239	23,784	30,291	35,091	39,160	31,746	26,879
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.619	$1.432	$1.098	$0.984	$1.013	$0.920	$0.733	$1.178	$1.178	$1.024
Accumulation Unit Value at end of period	$1.540	$1.619	$1.432	$1.098	$0.984	$1.013	$0.920	$0.733	$1.178	$1.178
Number of Accumulation Units outstanding at end of period (in thousands)	10,679	13,819	16,677	22,658	29,178	37,614	47,437	54,791	73,720	81,808
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.608	$1.423	$1.092	$0.979	$1.008	$0.916	$0.731	$1.174	$1.175	$1.021
Accumulation Unit Value at end of period	$1.529	$1.608	$1.423	$1.092	$0.979	$1.008	$0.916	$0.731	$1.174	$1.175
Number of Accumulation Units outstanding at end of period (in thousands)	12,080	16,104	18,217	24,117	30,413	39,813	54,099	68,400	106,629	151,145
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.603	$1.419	$1.090	$0.977	$1.007	$0.915	$0.731	$—	$—	$—
Accumulation Unit Value at end of period	$1.524	$1.603	$1.419	$1.090	$0.977	$1.007	$0.915	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8,796	9,706	9,097	8,356	7,651	7,565	4,583	—	—	—

7

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.589	$1.407	$1.081	$0.970	$1.000	$0.910	$0.726	$1.169	$1.170	$1.018
Accumulation Unit Value at end of period	$1.509	$1.589	$1.407	$1.081	$0.970	$1.000	$0.910	$0.726	$1.169	$1.170
Number of Accumulation Units outstanding at end of period (in thousands)	13,137	15,938	18,085	21,849	27,926	34,823	40,555	43,896	39,063	40,200
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.559	$1.383	$1.064	$0.956	$0.987	$0.899	$0.719	$—	$—	$—
Accumulation Unit Value at end of period	$1.479	$1.559	$1.383	$1.064	$0.956	$0.987	$0.899	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	806	1,062	1,079	1,914	2,273	3,037	3,829	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.539	$1.367	$1.053	$0.947	$0.979	$0.892	$0.714	$—	$—	$—
Accumulation Unit Value at end of period	$1.459	$1.539	$1.367	$1.053	$0.947	$0.979	$0.892	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10,639	12,866	10,847	9,762	11,444	9,258	6,866	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.575	$15.958	$16.532	$15.902	$15.191	$14.465	$13.020	$14.558	$14.281	$13.530
Accumulation Unit Value at end of period	$16.397	$16.575	$15.958	$16.532	$15.902	$15.191	$14.465	$13.020	$14.558	$14.281
Number of Accumulation Units outstanding at end of period (in thousands)	5,242	6,375	8,739	5,908	6,133	6,838	7,397	6,734	5,995	3,880
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$15.846	$15.286	$15.867	$15.293	$14.639	$13.967	$12.598	$14.114	$13.872	$13.169
Accumulation Unit Value at end of period	$15.645	$15.846	$15.286	$15.867	$15.293	$14.639	$13.967	$12.598	$14.114	$13.872
Number of Accumulation Units outstanding at end of period (in thousands)	409	502	646	938	1,166	1,271	1,382	1,425	1,505	1,438
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.846	$15.286	$15.867	$15.293	$14.639	$13.967	$12.598	$14.114	$13.872	$13.169
Accumulation Unit Value at end of period	$15.645	$15.846	$15.286	$15.867	$15.293	$14.639	$13.967	$12.598	$14.114	$13.872
Number of Accumulation Units outstanding at end of period (in thousands)	409	502	646	938	1,166	1,271	1,382	1,425	1,505	1,438
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.602	$15.066	$15.655	$15.103	$14.472	$13.822	$12.478	$13.994	$13.769	$13.084
Accumulation Unit Value at end of period	$15.389	$15.602	$15.066	$15.655	$15.103	$14.472	$13.822	$12.478	$13.994	$13.769
Number of Accumulation Units outstanding at end of period (in thousands)	1,891	2,326	2,899	2,950	3,643	4,262	5,099	5,307	5,860	6,010
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.978	$14.471	$15.044	$14.521	$13.920	$13.302	$12.015	$13.482	$13.271	$12.617
Accumulation Unit Value at end of period	$14.766	$14.978	$14.471	$15.044	$14.521	$13.920	$13.302	$12.015	$13.482	$13.271
Number of Accumulation Units outstanding at end of period (in thousands)	10,107	12,161	15,516	9,618	10,757	13,149	15,039	13,455	13,705	11,090
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.411	$14.896	$15.494	$14.963	$14.351	$13.720	$12.400	$13.920	$13.709	$13.040
Accumulation Unit Value at end of period	$15.185	$15.411	$14.896	$15.494	$14.963	$14.351	$13.720	$12.400	$13.920	$13.709
Number of Accumulation Units outstanding at end of period (in thousands)	1,438	1,690	1,963	1,941	2,224	2,812	3,595	3,779	4,754	4,488
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred

8

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$14.661	$14.186	$14.770	$14.278	$13.708	$13.119	$11.868	$13.336	$13.147	$12.518
Accumulation Unit Value at end of period	$14.432	$14.661	$14.186	$14.770	$14.278	$13.708	$13.119	$11.868	$13.336	$13.147
Number of Accumulation Units outstanding at end of period (in thousands)	1,114	1,547	2,160	3,524	4,230	5,302	5,956	5,729	5,949	5,418
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.661	$14.186	$14.770	$14.278	$13.708	$13.119	$11.868	$13.336	$13.147	$12.518
Accumulation Unit Value at end of period	$14.432	$14.661	$14.186	$14.770	$14.278	$13.708	$13.119	$11.868	$13.336	$13.147
Number of Accumulation Units outstanding at end of period (in thousands)	1,114	1,547	2,160	3,524	4,230	5,302	5,956	5,729	5,949	5,418
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.567	$14.102	$14.689	$14.207	$13.647	$13.067	$11.826	$13.296	$13.115	$12.494
Accumulation Unit Value at end of period	$14.332	$14.567	$14.102	$14.689	$14.207	$13.647	$13.067	$11.826	$13.296	$13.115
Number of Accumulation Units outstanding at end of period (in thousands)	718	905	1,125	1,618	1,926	2,610	3,027	2,747	2,423	1,932
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.830	$14.372	$14.985	$14.508	$13.950	$13.370	$12.113	$13.632	$13.460	$12.835
Accumulation Unit Value at end of period	$14.577	$14.830	$14.372	$14.985	$14.508	$13.950	$13.370	$12.113	$13.632	$13.460
Number of Accumulation Units outstanding at end of period (in thousands)	2,415	2,839	3,434	2,369	2,936	3,786	4,618	4,797	6,398	6,215
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.259	$13.824	$14.422	$13.970	$13.439	$12.887	$11.681	$13.153	$12.993	$12.396
Accumulation Unit Value at end of period	$14.008	$14.259	$13.824	$14.422	$13.970	$13.439	$12.887	$11.681	$13.153	$12.993
Number of Accumulation Units outstanding at end of period (in thousands)	1,315	1,553	1,920	2,454	2,948	3,864	4,829	5,455	9,003	10,454
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.755	$14.313	$14.939	$14.478	$13.935	$13.369	$12.124	$—	$—	$—
Accumulation Unit Value at end of period	$14.488	$14.755	$14.313	$14.939	$14.478	$13.935	$13.369	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	592	679	774	1,021	898	746	358	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.557	$14.127	$14.753	$14.305	$13.775	$13.222	$11.997	$13.522	$13.371	$12.769
Accumulation Unit Value at end of period	$14.286	$14.557	$14.127	$14.753	$14.305	$13.775	$13.222	$11.997	$13.522	$13.371
Number of Accumulation Units outstanding at end of period (in thousands)	878	1,042	1,456	2,332	2,877	3,591	4,252	4,087	3,400	3,215
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.828	$13.440	$14.056	$13.650	$13.164	$12.655	$11.499	$—	$—	$—
Accumulation Unit Value at end of period	$13.551	$13.828	$13.440	$14.056	$13.650	$13.164	$12.655	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	73	85	125	202	233	305	378	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.652	$13.283	$13.905	$13.517	$13.049	$12.556	$11.422	$—	$—	$—
Accumulation Unit Value at end of period	$13.365	$13.652	$13.283	$13.905	$13.517	$13.049	$12.556	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	906	963	963	977	1,150	1,012	722	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Global Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.108	$13.104	$13.633	$13.013	$12.617	$12.153	$11.229	$10.999	$10.207	$10.028
Accumulation Unit Value at end of period	$12.406	$13.108	$13.104	$13.633	$13.013	$12.617	$12.153	$11.229	$10.999	$10.207

9

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	690	997	1,286	2,689	2,930	2,918	2,870	2,771	929	123
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$12.893	$12.915	$13.464	$12.877	$12.510	$12.074	$11.179	$10.972	$10.202	$10.026
Accumulation Unit Value at end of period	$12.179	$12.893	$12.915	$13.464	$12.877	$12.510	$12.074	$11.179	$10.972	$10.202
Number of Accumulation Units outstanding at end of period (in thousands)	72	115	169	237	302	297	298	253	98	35
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$12.893	$12.915	$13.464	$12.877	$12.510	$12.074	$11.179	$10.972	$10.202	$10.026
Accumulation Unit Value at end of period	$12.179	$12.893	$12.915	$13.464	$12.877	$12.510	$12.074	$11.179	$10.972	$10.202
Number of Accumulation Units outstanding at end of period (in thousands)	72	115	169	237	302	297	298	253	98	35
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$12.788	$12.822	$13.381	$12.810	$12.458	$12.035	$11.154	$10.958	$10.199	$10.025
Accumulation Unit Value at end of period	$12.067	$12.788	$12.822	$13.381	$12.810	$12.458	$12.035	$11.154	$10.958	$10.199
Number of Accumulation Units outstanding at end of period (in thousands)	274	394	506	967	1,143	1,085	1,163	1,235	292	71
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.735	$12.776	$13.339	$12.776	$12.431	$12.016	$11.142	$10.951	$10.198	$10.025
Accumulation Unit Value at end of period	$12.011	$12.735	$12.776	$13.339	$12.776	$12.431	$12.016	$11.142	$10.951	$10.198
Number of Accumulation Units outstanding at end of period (in thousands)	1,058	1,373	1,616	3,841	4,472	5,044	5,263	4,888	1,498	68
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$12.683	$12.730	$13.297	$12.743	$12.405	$11.996	$11.129	$10.944	$10.197	$10.024
Accumulation Unit Value at end of period	$11.956	$12.683	$12.730	$13.297	$12.743	$12.405	$11.996	$11.129	$10.944	$10.197
Number of Accumulation Units outstanding at end of period (in thousands)	193	242	280	551	628	747	900	870	325	9
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$12.579	$12.638	$13.215	$12.676	$12.352	$11.957	$11.104	$10.931	$10.194	$10.023
Accumulation Unit Value at end of period	$11.846	$12.579	$12.638	$13.215	$12.676	$12.352	$11.957	$11.104	$10.931	$10.194
Number of Accumulation Units outstanding at end of period (in thousands)	382	569	837	1,238	1,601	1,834	2,201	2,062	521	93
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.579	$12.638	$13.215	$12.676	$12.352	$11.957	$11.104	$10.931	$10.194	$10.023
Accumulation Unit Value at end of period	$11.846	$12.579	$12.638	$13.215	$12.676	$12.352	$11.957	$11.104	$10.931	$10.194
Number of Accumulation Units outstanding at end of period (in thousands)	382	569	837	1,238	1,601	1,834	2,201	2,062	521	93
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.527	$12.592	$13.173	$12.643	$12.326	$11.938	$11.092	$10.924	$10.193	$10.023
Accumulation Unit Value at end of period	$11.791	$12.527	$12.592	$13.173	$12.643	$12.326	$11.938	$11.092	$10.924	$10.193
Number of Accumulation Units outstanding at end of period (in thousands)	206	285	379	511	662	695	806	768	126	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.424	$12.501	$13.092	$12.577	$12.274	$11.899	$11.067	$10.911	$10.191	$10.022
Accumulation Unit Value at end of period	$11.683	$12.424	$12.501	$13.092	$12.577	$12.274	$11.899	$11.067	$10.911	$10.191
Number of Accumulation Units outstanding at end of period (in thousands)	266	342	452	876	1,156	1,256	1,222	1,158	518	79
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.373	$12.456	$13.051	$12.544	$12.248	$11.880	$11.055	$10.904	$10.189	$10.021
Accumulation Unit Value at end of period	$11.629	$12.373	$12.456	$13.051	$12.544	$12.248	$11.880	$11.055	$10.904	$10.189
Number of Accumulation Units outstanding at end of period (in thousands)	177	236	298	447	538	741	913	848	528	90
With The Hartford's Principal First (75 BPS)

10

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$12.322	$12.411	$13.010	$12.511	$12.222	$11.861	$11.042	$—	$—	$—
Accumulation Unit Value at end of period	$11.576	$12.322	$12.411	$13.010	$12.511	$12.222	$11.861	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	331	389	443	438	480	453	229	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.272	$12.366	$12.970	$12.479	$12.196	$11.842	$11.030	$10.890	$10.187	$10.021
Accumulation Unit Value at end of period	$11.522	$12.272	$12.366	$12.970	$12.479	$12.196	$11.842	$11.030	$10.890	$10.187
Number of Accumulation Units outstanding at end of period (in thousands)	208	271	445	731	996	974	1,114	1,337	308	48
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.121	$12.233	$12.849	$12.381	$12.119	$11.784	$10.993	$—	$—	$—
Accumulation Unit Value at end of period	$11.364	$12.121	$12.233	$12.849	$12.381	$12.119	$11.784	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	24	53	35	43	59	59	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.021	$12.145	$12.769	$12.316	$12.068	$11.746	$10.968	$—	$—	$—
Accumulation Unit Value at end of period	$11.259	$12.021	$12.145	$12.769	$12.316	$12.068	$11.746	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	218	287	285	305	356	277	154	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.694	$14.099	$11.662	$10.055	$10.712	$9.713	$7.046	$12.140	$10.921	$10.447
Accumulation Unit Value at end of period	$14.302	$14.694	$14.099	$11.662	$10.055	$10.712	$9.713	$7.046	$12.140	$10.921
Number of Accumulation Units outstanding at end of period (in thousands)	1,729	2,177	2,910	6,046	7,078	7,972	8,722	9,172	7,322	2,278
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$14.439	$13.882	$11.506	$9.940	$10.611	$9.640	$7.007	$12.097	$10.905	$10.434
Accumulation Unit Value at end of period	$14.027	$14.439	$13.882	$11.506	$9.940	$10.611	$9.640	$7.007	$12.097	$10.905
Number of Accumulation Units outstanding at end of period (in thousands)	188	242	301	378	481	530	613	600	479	201
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.439	$13.882	$11.506	$9.940	$10.611	$9.640	$7.007	$12.097	$10.905	$10.434
Accumulation Unit Value at end of period	$14.027	$14.439	$13.882	$11.506	$9.940	$10.611	$9.640	$7.007	$12.097	$10.905
Number of Accumulation Units outstanding at end of period (in thousands)	188	242	301	378	481	530	613	600	479	201
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.314	$13.775	$11.429	$9.884	$10.561	$9.604	$6.988	$12.076	$10.897	$10.428
Accumulation Unit Value at end of period	$13.891	$14.314	$13.775	$11.429	$9.884	$10.561	$9.604	$6.988	$12.076	$10.897
Number of Accumulation Units outstanding at end of period (in thousands)	489	601	775	1,199	1,453	1,852	2,389	2,431	2,020	815
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.251	$13.722	$11.390	$9.855	$10.536	$9.586	$6.979	$12.066	$10.893	$10.425
Accumulation Unit Value at end of period	$13.823	$14.251	$13.722	$11.390	$9.855	$10.536	$9.586	$6.979	$12.066	$10.893
Number of Accumulation Units outstanding at end of period (in thousands)	2,103	2,518	3,009	7,574	9,783	11,878	13,084	14,193	11,496	3,703
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.189	$13.669	$11.352	$9.827	$10.511	$9.568	$6.969	$12.055	$10.889	$10.422
Accumulation Unit Value at end of period	$13.756	$14.189	$13.669	$11.352	$9.827	$10.511	$9.568	$6.969	$12.055	$10.889
Number of Accumulation Units outstanding at end of period (in thousands)	208	260	388	740	901	1,111	1,401	1,666	1,385	627

11

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.066	$13.563	$11.276	$9.771	$10.461	$9.533	$6.950	$12.034	$10.881	$10.416
Accumulation Unit Value at end of period	$13.623	$14.066	$13.563	$11.276	$9.771	$10.461	$9.533	$6.950	$12.034	$10.881
Number of Accumulation Units outstanding at end of period (in thousands)	807	1,134	1,644	2,439	3,029	3,531	4,213	4,301	3,228	1,545
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.066	$13.563	$11.276	$9.771	$10.461	$9.533	$6.950	$12.034	$10.881	$10.416
Accumulation Unit Value at end of period	$13.623	$14.066	$13.563	$11.276	$9.771	$10.461	$9.533	$6.950	$12.034	$10.881
Number of Accumulation Units outstanding at end of period (in thousands)	807	1,134	1,644	2,439	3,029	3,531	4,213	4,301	3,228	1,545
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.004	$13.511	$11.238	$9.743	$10.436	$9.515	$6.941	$12.024	$10.877	$10.413
Accumulation Unit Value at end of period	$13.556	$14.004	$13.511	$11.238	$9.743	$10.436	$9.515	$6.941	$12.024	$10.877
Number of Accumulation Units outstanding at end of period (in thousands)	332	357	486	650	877	1,049	1,269	1,451	965	446
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.882	$13.407	$11.162	$9.687	$10.387	$9.479	$6.922	$12.003	$10.868	$10.407
Accumulation Unit Value at end of period	$13.425	$13.882	$13.407	$11.162	$9.687	$10.387	$9.479	$6.922	$12.003	$10.868
Number of Accumulation Units outstanding at end of period (in thousands)	383	552	650	1,252	1,676	2,225	2,550	2,759	2,622	1,194
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.822	$13.355	$11.125	$9.659	$10.362	$9.462	$6.912	$11.993	$10.864	$10.404
Accumulation Unit Value at end of period	$13.360	$13.822	$13.355	$11.125	$9.659	$10.362	$9.462	$6.912	$11.993	$10.864
Number of Accumulation Units outstanding at end of period (in thousands)	188	223	280	420	536	709	940	1,150	1,475	1,050
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.762	$13.303	$11.087	$9.631	$10.338	$9.444	$6.903	$—	$—	$—
Accumulation Unit Value at end of period	$13.295	$13.762	$13.303	$11.087	$9.631	$10.338	$9.444	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	504	531	624	456	435	434	205	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.702	$13.252	$11.050	$9.604	$10.313	$9.426	$6.893	$11.972	$10.856	$10.397
Accumulation Unit Value at end of period	$13.230	$13.702	$13.252	$11.050	$9.604	$10.313	$9.426	$6.893	$11.972	$10.856
Number of Accumulation Units outstanding at end of period (in thousands)	280	321	487	693	925	1,306	1,545	1,575	1,137	560
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.523	$13.099	$10.939	$9.521	$10.240	$9.374	$6.865	$—	$—	$—
Accumulation Unit Value at end of period	$13.038	$13.523	$13.099	$10.939	$9.521	$10.240	$9.374	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	13	15	22	37	52	61	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.405	$12.998	$10.865	$9.467	$10.192	$9.339	$6.846	$—	$—	$—
Accumulation Unit Value at end of period	$12.912	$13.405	$12.998	$10.865	$9.467	$10.192	$9.339	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	337	340	280	287	304	297	210	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.426	$23.208	$18.210	$15.059	$16.753	$15.196	$10.823	$17.807	$15.715	$13.227

12

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at end of period	$24.715	$23.426	$23.208	$18.210	$15.059	$16.753	$15.196	$10.823	$17.807	$15.715
Number of Accumulation Units outstanding at end of period (in thousands)	905	1,082	1,409	2,337	2,809	3,158	3,528	3,686	3,539	2,602
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$23.036	$22.867	$17.979	$14.898	$16.607	$15.093	$10.772	$17.757	$15.703	$13.243
Accumulation Unit Value at end of period	$24.256	$23.036	$22.867	$17.979	$14.898	$16.607	$15.093	$10.772	$17.757	$15.703
Number of Accumulation Units outstanding at end of period (in thousands)	214	268	316	406	488	576	679	750	851	865
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$23.036	$22.867	$17.979	$14.898	$16.607	$15.093	$10.772	$17.757	$15.703	$13.243
Accumulation Unit Value at end of period	$24.256	$23.036	$22.867	$17.979	$14.898	$16.607	$15.093	$10.772	$17.757	$15.703
Number of Accumulation Units outstanding at end of period (in thousands)	214	268	316	406	488	576	679	750	851	865
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$22.682	$22.538	$17.737	$14.713	$16.417	$14.935	$10.670	$17.607	$15.585	$13.157
Accumulation Unit Value at end of period	$23.859	$22.682	$22.538	$17.737	$14.713	$16.417	$14.935	$10.670	$17.607	$15.585
Number of Accumulation Units outstanding at end of period (in thousands)	499	561	718	1,094	1,396	1,736	2,126	2,597	3,052	3,235
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.576	$17.474	$13.759	$11.418	$12.747	$11.602	$8.293	$13.691	$12.126	$10.241
Accumulation Unit Value at end of period	$18.479	$17.576	$17.474	$13.759	$11.418	$12.747	$11.602	$8.293	$13.691	$12.126
Number of Accumulation Units outstanding at end of period (in thousands)	1,788	2,059	2,602	4,656	5,871	6,958	7,929	9,101	9,397	7,455
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.404	$22.284	$17.555	$14.576	$16.280	$14.826	$10.602	$17.513	$15.518	$13.113
Accumulation Unit Value at end of period	$23.542	$22.404	$22.284	$17.555	$14.576	$16.280	$14.826	$10.602	$17.513	$15.518
Number of Accumulation Units outstanding at end of period (in thousands)	235	264	333	506	641	832	1,153	1,357	1,953	2,172
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.205	$17.130	$13.508	$11.227	$12.552	$11.443	$8.191	$13.543	$12.013	$10.161
Accumulation Unit Value at end of period	$18.061	$17.205	$17.130	$13.508	$11.227	$12.552	$11.443	$8.191	$13.543	$12.013
Number of Accumulation Units outstanding at end of period (in thousands)	800	958	1,299	1,823	2,371	3,148	3,723	4,190	4,585	4,330
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.205	$17.130	$13.508	$11.227	$12.552	$11.443	$8.191	$13.543	$12.013	$10.161
Accumulation Unit Value at end of period	$18.061	$17.205	$17.130	$13.508	$11.227	$12.552	$11.443	$8.191	$13.543	$12.013
Number of Accumulation Units outstanding at end of period (in thousands)	800	958	1,299	1,823	2,371	3,148	3,723	4,190	4,585	4,330
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.094	$17.028	$13.434	$11.171	$12.496	$11.397	$8.163	$13.503	$11.983	$10.141
Accumulation Unit Value at end of period	$17.935	$17.094	$17.028	$13.434	$11.171	$12.496	$11.397	$8.163	$13.503	$11.983
Number of Accumulation Units outstanding at end of period (in thousands)	348	442	560	774	1,021	1,308	1,579	1,887	1,674	1,486
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.560	$21.498	$16.979	$14.133	$15.825	$14.447	$10.357	$17.151	$15.235	$12.907
Accumulation Unit Value at end of period	$22.599	$21.560	$21.498	$16.979	$14.133	$15.825	$14.447	$10.357	$17.151	$15.235
Number of Accumulation Units outstanding at end of period (in thousands)	358	426	520	807	1,069	1,380	1,819	2,104	2,732	2,685
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.732	$16.693	$13.190	$10.984	$12.306	$11.240	$8.062	$13.357	$11.871	$10.062
Accumulation Unit Value at end of period	$17.530	$16.732	$16.693	$13.190	$10.984	$12.306	$11.240	$8.062	$13.357	$11.871
Number of Accumulation Units outstanding at end of period (in thousands)	447	424	548	870	1,088	1,599	2,190	2,752	4,371	5,935

13

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.451	$21.411	$16.926	$14.103	$15.808	$14.446	$10.367	$—	$—	$—
Accumulation Unit Value at end of period	$22.462	$21.451	$21.411	$16.926	$14.103	$15.808	$14.446	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	323	331	402	360	415	324	152	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.162	$21.133	$16.715	$13.934	$15.626	$14.287	$10.258	$17.012	$15.135	$12.841
Accumulation Unit Value at end of period	$22.149	$21.162	$21.133	$16.715	$13.934	$15.626	$14.287	$10.258	$17.012	$15.135
Number of Accumulation Units outstanding at end of period (in thousands)	348	407	606	831	1,106	1,383	1,700	1,792	1,573	1,456
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.227	$16.229	$12.856	$10.733	$12.054	$11.038	$7.937	$—	$—	$—
Accumulation Unit Value at end of period	$16.958	$16.227	$16.229	$12.856	$10.733	$12.054	$11.038	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	51	50	55	69	81	61	98	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.021	$16.039	$12.718	$10.628	$11.948	$10.952	$7.883	$—	$—	$—
Accumulation Unit Value at end of period	$16.726	$16.021	$16.039	$12.718	$10.628	$11.948	$10.952	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	651	706	652	582	723	595	441	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.992	$24.805	$19.600	$16.810	$21.073	$17.449	$10.965	$23.912	$19.960	$16.308
Accumulation Unit Value at end of period	$24.722	$24.992	$24.805	$19.600	$16.810	$21.073	$17.449	$10.965	$23.912	$19.960
Number of Accumulation Units outstanding at end of period (in thousands)	667	809	1,078	1,351	1,618	1,962	2,073	1,968	2,024	1,410
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$25.877	$25.735	$20.375	$17.510	$21.995	$18.248	$11.490	$25.108	$21.000	$17.193
Accumulation Unit Value at end of period	$25.547	$25.877	$25.735	$20.375	$17.510	$21.995	$18.248	$11.490	$25.108	$21.000
Number of Accumulation Units outstanding at end of period (in thousands)	63	87	116	147	200	232	252	281	364	383
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$25.877	$25.735	$20.375	$17.510	$21.995	$18.248	$11.490	$25.108	$21.000	$17.193
Accumulation Unit Value at end of period	$25.547	$25.877	$25.735	$20.375	$17.510	$21.995	$18.248	$11.490	$25.108	$21.000
Number of Accumulation Units outstanding at end of period (in thousands)	63	87	116	147	200	232	252	281	364	383
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$25.479	$25.365	$20.102	$17.293	$21.743	$18.057	$11.381	$24.896	$20.843	$17.081
Accumulation Unit Value at end of period	$25.129	$25.479	$25.365	$20.102	$17.293	$21.743	$18.057	$11.381	$24.896	$20.843
Number of Accumulation Units outstanding at end of period (in thousands)	273	317	381	461	625	821	953	1,099	1,517	1,547
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.781	$18.706	$14.832	$12.766	$16.060	$13.344	$8.415	$18.415	$15.426	$12.648
Accumulation Unit Value at end of period	$18.514	$18.781	$18.706	$14.832	$12.766	$16.060	$13.344	$8.415	$18.415	$15.426
Number of Accumulation Units outstanding at end of period (in thousands)	1,423	1,717	2,194	2,827	3,605	4,552	5,133	5,330	5,779	4,357
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$25.167	$25.079	$19.895	$17.132	$21.563	$17.925	$11.309	$24.763	$20.753	$17.024
Accumulation Unit Value at end of period	$24.796	$25.167	$25.079	$19.895	$17.132	$21.563	$17.925	$11.309	$24.763	$20.753

14

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Number of Accumulation Units outstanding at end of period (in thousands)	115	149	184	325	401	550	620	661	926	995
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.384	$18.338	$14.562	$12.552	$15.815	$13.160	$8.311	$18.216	$15.282	$12.549
Accumulation Unit Value at end of period	$18.095	$18.384	$18.338	$14.562	$12.552	$15.815	$13.160	$8.311	$18.216	$15.282
Number of Accumulation Units outstanding at end of period (in thousands)	460	621	871	1,265	1,628	2,121	2,689	2,656	3,260	3,005
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.384	$18.338	$14.562	$12.552	$15.815	$13.160	$8.311	$18.216	$15.282	$12.549
Accumulation Unit Value at end of period	$18.095	$18.384	$18.338	$14.562	$12.552	$15.815	$13.160	$8.311	$18.216	$15.282
Number of Accumulation Units outstanding at end of period (in thousands)	460	621	871	1,265	1,628	2,121	2,689	2,656	3,260	3,005
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.265	$18.229	$14.483	$12.490	$15.744	$13.108	$8.282	$18.162	$15.244	$12.524
Accumulation Unit Value at end of period	$17.969	$18.265	$18.229	$14.483	$12.490	$15.744	$13.108	$8.282	$18.162	$15.244
Number of Accumulation Units outstanding at end of period (in thousands)	193	256	330	489	604	808	990	1,144	1,121	1,004
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.219	$24.195	$19.242	$16.611	$20.959	$17.467	$11.048	$24.251	$20.375	$16.756
Accumulation Unit Value at end of period	$23.802	$24.219	$24.195	$19.242	$16.611	$20.959	$17.467	$11.048	$24.251	$20.375
Number of Accumulation Units outstanding at end of period (in thousands)	301	373	444	481	676	990	1,184	1,307	1,910	1,973
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.879	$17.870	$14.219	$12.281	$15.504	$12.927	$8.180	$17.966	$15.102	$12.426
Accumulation Unit Value at end of period	$17.563	$17.879	$17.870	$14.219	$12.281	$15.504	$12.927	$8.180	$17.966	$15.102
Number of Accumulation Units outstanding at end of period (in thousands)	234	236	316	401	518	875	1,130	1,236	2,227	3,306
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.096	$24.096	$19.183	$16.576	$20.937	$17.466	$11.058	$—	$—	$—
Accumulation Unit Value at end of period	$23.658	$24.096	$24.096	$19.183	$16.576	$20.937	$17.466	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	193	212	217	192	266	263	107	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.772	$23.784	$18.943	$16.378	$20.696	$17.274	$10.942	$24.055	$20.241	$16.671
Accumulation Unit Value at end of period	$23.328	$23.772	$23.784	$18.943	$16.378	$20.696	$17.274	$10.942	$24.055	$20.241
Number of Accumulation Units outstanding at end of period (in thousands)	244	282	388	561	735	1,069	1,380	1,291	1,344	1,225
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.339	$17.374	$13.859	$12.000	$15.187	$12.694	$8.053	$—	$—	$—
Accumulation Unit Value at end of period	$16.990	$17.339	$17.374	$13.859	$12.000	$15.187	$12.694	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	22	35	42	52	84	85	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.119	$17.170	$13.710	$11.883	$15.054	$12.596	$7.999	$—	$—	$—
Accumulation Unit Value at end of period	$16.757	$17.119	$17.170	$13.710	$11.883	$15.054	$12.596	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	297	323	332	362	496	490	272	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Growth Fund

15

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.273	$20.806	$16.209	$13.936	$14.757	$12.603	$9.163	$16.576	$14.955	$13.753
Accumulation Unit Value at end of period	$23.482	$22.273	$20.806	$16.209	$13.936	$14.757	$12.603	$9.163	$16.576	$14.955
Number of Accumulation Units outstanding at end of period (in thousands)	5,135	6,418	8,542	14,477	17,438	19,838	21,746	22,940	21,794	14,681
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$20.941	$19.601	$15.301	$13.181	$13.986	$11.968	$8.719	$15.805	$14.287	$13.165
Accumulation Unit Value at end of period	$22.033	$20.941	$19.601	$15.301	$13.181	$13.986	$11.968	$8.719	$15.805	$14.287
Number of Accumulation Units outstanding at end of period (in thousands)	1,161	1,400	1,741	2,256	2,868	3,279	3,781	4,128	4,673	4,883
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.941	$19.601	$15.301	$13.181	$13.986	$11.968	$8.719	$15.805	$14.287	$13.165
Accumulation Unit Value at end of period	$22.033	$20.941	$19.601	$15.301	$13.181	$13.986	$11.968	$8.719	$15.805	$14.287
Number of Accumulation Units outstanding at end of period (in thousands)	1,161	1,400	1,741	2,256	2,868	3,279	3,781	4,128	4,673	4,883
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.619	$19.318	$15.096	$13.018	$13.826	$11.843	$8.636	$15.671	$14.181	$13.080
Accumulation Unit Value at end of period	$21.673	$20.619	$19.318	$15.096	$13.018	$13.826	$11.843	$8.636	$15.671	$14.181
Number of Accumulation Units outstanding at end of period (in thousands)	3,116	3,699	4,818	6,518	8,075	9,796	11,953	14,679	17,290	18,524
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.314	$13.418	$10.490	$9.051	$9.617	$8.242	$6.013	$10.917	$9.884	$9.121
Accumulation Unit Value at end of period	$15.038	$14.314	$13.418	$10.490	$9.051	$9.617	$8.242	$6.013	$10.917	$9.884
Number of Accumulation Units outstanding at end of period (in thousands)	12,771	15,548	19,797	32,370	40,931	50,522	58,786	65,234	64,996	52,801
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.366	$19.100	$14.940	$12.896	$13.711	$11.756	$8.582	$15.587	$14.119	$13.036
Accumulation Unit Value at end of period	$21.385	$20.366	$19.100	$14.940	$12.896	$13.711	$11.756	$8.582	$15.587	$14.119
Number of Accumulation Units outstanding at end of period (in thousands)	1,630	2,000	2,545	3,728	4,732	6,191	7,990	8,931	11,624	12,728
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.011	$13.154	$10.299	$8.899	$9.470	$8.129	$5.939	$10.799	$9.792	$9.050
Accumulation Unit Value at end of period	$14.698	$14.011	$13.154	$10.299	$8.899	$9.470	$8.129	$5.939	$10.799	$9.792
Number of Accumulation Units outstanding at end of period (in thousands)	5,377	7,055	10,032	14,683	19,488	24,949	29,921	33,047	34,759	33,246
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.011	$13.154	$10.299	$8.899	$9.470	$8.129	$5.939	$10.799	$9.792	$9.050
Accumulation Unit Value at end of period	$14.698	$14.011	$13.154	$10.299	$8.899	$9.470	$8.129	$5.939	$10.799	$9.792
Number of Accumulation Units outstanding at end of period (in thousands)	5,377	7,055	10,032	14,683	19,488	24,949	29,921	33,047	34,759	33,246
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.921	$13.075	$10.243	$8.855	$9.428	$8.096	$5.919	$10.767	$9.767	$9.032
Accumulation Unit Value at end of period	$14.596	$13.921	$13.075	$10.243	$8.855	$9.428	$8.096	$5.919	$10.767	$9.767
Number of Accumulation Units outstanding at end of period (in thousands)	2,321	2,902	3,765	5,407	6,895	8,894	10,940	11,866	10,065	9,127
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.599	$18.427	$14.450	$12.504	$13.327	$11.456	$8.383	$15.265	$13.862	$12.831
Accumulation Unit Value at end of period	$20.529	$19.599	$18.427	$14.450	$12.504	$13.327	$11.456	$8.383	$15.265	$13.862
Number of Accumulation Units outstanding at end of period (in thousands)	2,450	3,003	3,859	6,063	8,486	10,656	13,385	15,241	18,968	20,465
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.626	$12.818	$10.056	$8.707	$9.284	$7.985	$5.846	$10.651	$9.676	$8.961

16

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at end of period	$14.265	$13.626	$12.818	$10.056	$8.707	$9.284	$7.985	$5.846	$10.651	$9.676
Number of Accumulation Units outstanding at end of period (in thousands)	3,831	4,583	6,060	8,123	10,441	14,197	18,890	23,237	35,545	49,943
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.500	$18.352	$14.405	$12.478	$13.313	$11.455	$8.391	$—	$—	$—
Accumulation Unit Value at end of period	$20.404	$19.500	$18.352	$14.405	$12.478	$13.313	$11.455	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,280	2,475	2,624	2,263	2,486	1,912	907	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.237	$18.114	$14.225	$12.329	$13.160	$11.329	$8.303	$15.142	$13.770	$12.765
Accumulation Unit Value at end of period	$20.119	$19.237	$18.114	$14.225	$12.329	$13.160	$11.329	$8.303	$15.142	$13.770
Number of Accumulation Units outstanding at end of period (in thousands)	2,505	3,081	4,047	5,766	7,758	10,091	12,234	13,450	12,822	13,143
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.215	$12.462	$9.801	$8.507	$9.094	$7.841	$5.755	$—	$—	$—
Accumulation Unit Value at end of period	$13.800	$13.215	$12.462	$9.801	$8.507	$9.094	$7.841	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	352	399	462	614	820	1,120	1,442	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.047	$12.316	$9.696	$8.424	$9.015	$7.780	$5.716	$—	$—	$—
Accumulation Unit Value at end of period	$13.611	$13.047	$12.316	$9.696	$8.424	$9.015	$7.780	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3,056	3,480	3,531	3,262	3,975	3,340	1,944	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.907	$20.986	$15.934	$13.747	$14.194	$12.911	$9.971	$16.262	$15.692	$13.806
Accumulation Unit Value at end of period	$22.928	$22.907	$20.986	$15.934	$13.747	$14.194	$12.911	$9.971	$16.262	$15.692
Number of Accumulation Units outstanding at end of period (in thousands)	5,371	6,732	9,054	14,986	17,928	20,213	22,159	23,650	22,677	15,912
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$19.902	$18.270	$13.899	$12.015	$12.431	$11.330	$8.768	$14.328	$13.853	$12.213
Accumulation Unit Value at end of period	$19.881	$19.902	$18.270	$13.899	$12.015	$12.431	$11.330	$8.768	$14.328	$13.853
Number of Accumulation Units outstanding at end of period (in thousands)	1,378	1,639	2,402	3,108	3,864	4,395	4,873	5,345	5,987	6,223
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.902	$18.270	$13.899	$12.015	$12.431	$11.330	$8.768	$14.328	$13.853	$12.213
Accumulation Unit Value at end of period	$19.881	$19.902	$18.270	$13.899	$12.015	$12.431	$11.330	$8.768	$14.328	$13.853
Number of Accumulation Units outstanding at end of period (in thousands)	1,378	1,639	2,402	3,108	3,864	4,395	4,873	5,345	5,987	6,223
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.596	$18.007	$13.713	$11.866	$12.289	$11.212	$8.685	$14.207	$13.750	$12.134
Accumulation Unit Value at end of period	$19.555	$19.596	$18.007	$13.713	$11.866	$12.289	$11.212	$8.685	$14.207	$13.750
Number of Accumulation Units outstanding at end of period (in thousands)	3,226	3,855	5,069	6,921	8,406	10,086	11,936	14,761	17,696	19,476
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.771	$18.177	$13.849	$11.990	$12.423	$11.340	$8.789	$14.384	$13.928	$12.297
Accumulation Unit Value at end of period	$19.720	$19.771	$18.177	$13.849	$11.990	$12.423	$11.340	$8.789	$14.384	$13.928
Number of Accumulation Units outstanding at end of period (in thousands)	9,031	10,884	14,058	22,603	28,337	34,132	39,363	44,187	45,387	37,282
With MAV70 Death Benefit and The Hartford's Principal First Preferred

17

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$19.355	$17.804	$13.571	$11.756	$12.186	$11.130	$8.630	$14.131	$13.690	$12.093
Accumulation Unit Value at end of period	$19.296	$19.355	$17.804	$13.571	$11.756	$12.186	$11.130	$8.630	$14.131	$13.690
Number of Accumulation Units outstanding at end of period (in thousands)	2,047	2,506	3,090	4,186	5,329	6,858	8,759	10,170	13,871	15,372
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.353	$17.819	$13.597	$11.789	$12.233	$11.184	$8.681	$14.228	$13.798	$12.201
Accumulation Unit Value at end of period	$19.274	$19.353	$17.819	$13.597	$11.789	$12.233	$11.184	$8.681	$14.228	$13.798
Number of Accumulation Units outstanding at end of period (in thousands)	3,781	5,018	7,080	10,530	13,974	17,957	21,342	23,847	25,475	24,685
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.353	$17.819	$13.597	$11.789	$12.233	$11.184	$8.681	$14.228	$13.798	$12.201
Accumulation Unit Value at end of period	$19.274	$19.353	$17.819	$13.597	$11.789	$12.233	$11.184	$8.681	$14.228	$13.798
Number of Accumulation Units outstanding at end of period (in thousands)	3,781	5,018	7,080	10,530	13,974	17,957	21,342	23,847	25,475	24,685
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.228	$17.713	$13.522	$11.731	$12.179	$11.139	$8.651	$14.186	$13.764	$12.177
Accumulation Unit Value at end of period	$19.140	$19.228	$17.713	$13.522	$11.731	$12.179	$11.139	$8.651	$14.186	$13.764
Number of Accumulation Units outstanding at end of period (in thousands)	1,756	2,194	2,919	3,994	5,123	6,496	7,901	8,812	7,409	6,619
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.627	$17.176	$13.126	$11.398	$11.845	$10.845	$8.431	$13.839	$13.441	$11.903
Accumulation Unit Value at end of period	$18.523	$18.627	$17.176	$13.126	$11.398	$11.845	$10.845	$8.431	$13.839	$13.441
Number of Accumulation Units outstanding at end of period (in thousands)	2,582	3,196	4,094	6,204	8,500	10,642	13,600	15,422	19,545	20,994
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.821	$17.364	$13.276	$11.535	$11.993	$10.986	$8.544	$14.033	$13.636	$12.081
Accumulation Unit Value at end of period	$18.707	$18.821	$17.364	$13.276	$11.535	$11.993	$10.986	$8.544	$14.033	$13.636
Number of Accumulation Units outstanding at end of period (in thousands)	2,416	3,050	3,985	5,443	6,928	9,265	12,061	14,982	22,970	31,371
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.532	$17.106	$13.085	$11.374	$11.833	$10.844	$8.438	$—	$—	$—
Accumulation Unit Value at end of period	$18.411	$18.532	$17.106	$13.085	$11.374	$11.833	$10.844	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,268	2,598	2,749	2,461	2,659	1,887	905	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.283	$16.884	$12.922	$11.238	$11.697	$10.725	$8.350	$13.727	$13.352	$11.842
Accumulation Unit Value at end of period	$18.154	$18.283	$16.884	$12.922	$11.238	$11.697	$10.725	$8.350	$13.727	$13.352
Number of Accumulation Units outstanding at end of period (in thousands)	2,709	3,268	4,279	6,188	8,226	10,589	13,035	14,385	14,288	14,895
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.253	$16.882	$12.940	$11.270	$11.748	$10.788	$8.411	$—	$—	$—
Accumulation Unit Value at end of period	$18.097	$18.253	$16.882	$12.940	$11.270	$11.748	$10.788	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	241	272	308	436	550	722	894	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.020	$16.684	$12.801	$11.160	$11.645	$10.704	$8.354	$—	$—	$—
Accumulation Unit Value at end of period	$17.849	$18.020	$16.684	$12.801	$11.160	$11.645	$10.704	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,272	2,566	2,640	2,451	2,803	2,344	1,280	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.905	$18.643	$15.535	$13.355	$15.734	$14.872	$10.536	$18.452	$15.583	$13.275
Accumulation Unit Value at end of period	$16.865	$17.905	$18.643	$15.535	$13.355	$15.734	$14.872	$10.536	$18.452	$15.583
Number of Accumulation Units outstanding at end of period (in thousands)	2,136	2,568	3,329	4,521	5,359	5,753	6,221	6,800	6,638	4,853
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$18.385	$19.181	$16.015	$13.795	$16.285	$15.423	$10.949	$19.213	$16.258	$13.878
Accumulation Unit Value at end of period	$17.282	$18.385	$19.181	$16.015	$13.795	$16.285	$15.423	$10.949	$19.213	$16.258
Number of Accumulation Units outstanding at end of period (in thousands)	327	372	521	702	912	997	1,137	1,234	1,385	1,440
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.385	$19.181	$16.015	$13.795	$16.285	$15.423	$10.949	$19.213	$16.258	$13.878
Accumulation Unit Value at end of period	$17.282	$18.385	$19.181	$16.015	$13.795	$16.285	$15.423	$10.949	$19.213	$16.258
Number of Accumulation Units outstanding at end of period (in thousands)	327	372	521	702	912	997	1,137	1,234	1,385	1,440
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.102	$18.904	$15.800	$13.624	$16.099	$15.262	$10.845	$19.051	$16.137	$13.788
Accumulation Unit Value at end of period	$17.000	$18.102	$18.904	$15.800	$13.624	$16.099	$15.262	$10.845	$19.051	$16.137
Number of Accumulation Units outstanding at end of period (in thousands)	803	943	1,207	1,535	1,886	2,313	2,747	3,513	4,174	4,450
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.776	$14.394	$12.037	$10.384	$12.276	$11.644	$8.278	$14.549	$12.330	$10.541
Accumulation Unit Value at end of period	$12.931	$13.776	$14.394	$12.037	$10.384	$12.276	$11.644	$8.278	$14.549	$12.330
Number of Accumulation Units outstanding at end of period (in thousands)	4,132	4,731	5,694	7,611	9,449	11,301	13,177	15,067	15,479	12,259
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.880	$18.691	$15.638	$13.497	$15.965	$15.151	$10.776	$18.949	$16.067	$13.742
Accumulation Unit Value at end of period	$16.774	$17.880	$18.691	$15.638	$13.497	$15.965	$15.151	$10.776	$18.949	$16.067
Number of Accumulation Units outstanding at end of period (in thousands)	402	492	599	799	1,012	1,296	1,673	1,879	2,666	3,038
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.485	$14.111	$11.818	$10.210	$12.089	$11.484	$8.177	$14.392	$12.215	$10.458
Accumulation Unit Value at end of period	$12.639	$13.485	$14.111	$11.818	$10.210	$12.089	$11.484	$8.177	$14.392	$12.215
Number of Accumulation Units outstanding at end of period (in thousands)	1,339	1,752	2,366	3,460	4,532	5,696	6,725	7,606	8,017	7,753
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.485	$14.111	$11.818	$10.210	$12.089	$11.484	$8.177	$14.392	$12.215	$10.458
Accumulation Unit Value at end of period	$12.639	$13.485	$14.111	$11.818	$10.210	$12.089	$11.484	$8.177	$14.392	$12.215
Number of Accumulation Units outstanding at end of period (in thousands)	1,339	1,752	2,366	3,460	4,532	5,696	6,725	7,606	8,017	7,753
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.398	$14.027	$11.753	$10.159	$12.035	$11.438	$8.148	$14.349	$12.185	$10.438
Accumulation Unit Value at end of period	$12.551	$13.398	$14.027	$11.753	$10.159	$12.035	$11.438	$8.148	$14.349	$12.185
Number of Accumulation Units outstanding at end of period (in thousands)	643	805	926	1,410	1,744	2,242	2,641	3,078	2,764	2,502
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.206	$18.033	$15.124	$13.086	$15.518	$14.764	$10.527	$18.558	$15.774	$13.526
Accumulation Unit Value at end of period	$16.102	$17.206	$18.033	$15.124	$13.086	$15.518	$14.764	$10.527	$18.558	$15.774
Number of Accumulation Units outstanding at end of period (in thousands)	703	819	977	1,434	2,007	2,512	3,154	3,547	4,369	4,113
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$13.115	$13.751	$11.539	$9.989	$11.852	$11.281	$8.048	$14.194	$12.071	$10.356
Accumulation Unit Value at end of period	$12.267	$13.115	$13.751	$11.539	$9.989	$11.852	$11.281	$8.048	$14.194	$12.071
Number of Accumulation Units outstanding at end of period (in thousands)	666	779	1,020	1,353	1,737	2,375	3,235	4,033	6,673	9,281
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.119	$17.959	$15.078	$13.059	$15.501	$14.762	$10.537	$—	$—	$—
Accumulation Unit Value at end of period	$16.005	$17.119	$17.959	$15.078	$13.059	$15.501	$14.762	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	565	612	659	652	646	518	278	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.889	$17.726	$14.890	$12.903	$15.324	$14.600	$10.426	$18.408	$15.670	$13.457
Accumulation Unit Value at end of period	$15.781	$16.889	$17.726	$14.890	$12.903	$15.324	$14.600	$10.426	$18.408	$15.670
Number of Accumulation Units outstanding at end of period (in thousands)	663	789	1,019	1,459	1,909	2,448	3,010	3,378	3,243	3,210
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.718	$13.369	$11.247	$9.761	$11.609	$11.078	$7.923	$—	$—	$—
Accumulation Unit Value at end of period	$11.867	$12.718	$13.369	$11.247	$9.761	$11.609	$11.078	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	59	76	98	109	141	199	243	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.557	$13.212	$11.126	$9.665	$11.508	$10.992	$7.869	$—	$—	$—
Accumulation Unit Value at end of period	$11.704	$12.557	$13.212	$11.126	$9.665	$11.508	$10.992	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	719	757	766	847	1,041	856	527	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.261	$32.193	$29.297	$25.204	$29.687	$25.527	$17.290	$30.412	$23.315	$17.823
Accumulation Unit Value at end of period	$27.961	$29.261	$32.193	$29.297	$25.204	$29.687	$25.527	$17.290	$30.412	$23.315
Number of Accumulation Units outstanding at end of period (in thousands)	409	519	690	1,243	1,462	1,743	1,750	1,663	1,664	1,045
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$26.961	$29.721	$27.102	$23.362	$27.573	$23.757	$16.122	$28.416	$21.829	$16.720
Accumulation Unit Value at end of period	$25.711	$26.961	$29.721	$27.102	$23.362	$27.573	$23.757	$16.122	$28.416	$21.829
Number of Accumulation Units outstanding at end of period (in thousands)	66	84	113	143	181	218	238	245	322	323
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$26.961	$29.721	$27.102	$23.362	$27.573	$23.757	$16.122	$28.416	$21.829	$16.720
Accumulation Unit Value at end of period	$25.711	$26.961	$29.721	$27.102	$23.362	$27.573	$23.757	$16.122	$28.416	$21.829
Number of Accumulation Units outstanding at end of period (in thousands)	66	84	113	143	181	218	238	245	322	323
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$26.546	$29.293	$26.738	$23.071	$27.257	$23.509	$15.970	$28.176	$21.665	$16.611
Accumulation Unit Value at end of period	$25.290	$26.546	$29.293	$26.738	$23.071	$27.257	$23.509	$15.970	$28.176	$21.665
Number of Accumulation Units outstanding at end of period (in thousands)	202	234	295	466	609	851	937	977	1,124	1,137
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.973	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069	$26.599	$20.464	$15.698
Accumulation Unit Value at end of period	$23.780	$24.973	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069	$26.599	$20.464
Number of Accumulation Units outstanding at end of period (in thousands)	765	910	1,040	2,225	2,847	3,465	3,605	3,715	3,778	2,530

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$26.220	$28.963	$26.463	$22.857	$27.031	$23.337	$15.869	$28.026	$21.572	$16.556
Accumulation Unit Value at end of period	$24.955	$26.220	$28.963	$26.463	$22.857	$27.031	$23.337	$15.869	$28.026	$21.572
Number of Accumulation Units outstanding at end of period (in thousands)	102	128	164	212	284	375	401	459	594	625
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$24.445	$27.029	$24.721	$21.374	$25.302	$21.866	$14.884	$26.312	$20.273	$15.575
Accumulation Unit Value at end of period	$23.243	$24.445	$27.029	$24.721	$21.374	$25.302	$21.866	$14.884	$26.312	$20.273
Number of Accumulation Units outstanding at end of period (in thousands)	277	375	529	758	981	1,263	1,379	1,330	1,638	1,360
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.445	$27.029	$24.721	$21.374	$25.302	$21.866	$14.884	$26.312	$20.273	$15.575
Accumulation Unit Value at end of period	$23.243	$24.445	$27.029	$24.721	$21.374	$25.302	$21.866	$14.884	$26.312	$20.273
Number of Accumulation Units outstanding at end of period (in thousands)	277	375	529	758	981	1,263	1,379	1,330	1,638	1,360
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.288	$26.868	$24.586	$21.268	$25.189	$21.779	$14.832	$26.234	$20.223	$15.544
Accumulation Unit Value at end of period	$23.081	$24.288	$26.868	$24.586	$21.268	$25.189	$21.779	$14.832	$26.234	$20.223
Number of Accumulation Units outstanding at end of period (in thousands)	152	200	246	376	463	589	659	680	670	548
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.233	$27.942	$25.595	$22.162	$26.275	$22.740	$15.502	$27.447	$21.179	$16.295
Accumulation Unit Value at end of period	$23.956	$25.233	$27.942	$25.595	$22.162	$26.275	$22.740	$15.502	$27.447	$21.179
Number of Accumulation Units outstanding at end of period (in thousands)	170	196	237	476	640	983	1,116	1,189	1,434	1,267
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.774	$26.340	$24.139	$20.912	$24.805	$21.479	$14.650	$25.950	$20.034	$15.422
Accumulation Unit Value at end of period	$22.559	$23.774	$26.340	$24.139	$20.912	$24.805	$21.479	$14.650	$25.950	$20.034
Number of Accumulation Units outstanding at end of period (in thousands)	131	168	205	265	348	555	634	732	1,138	1,513
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.105	$27.829	$25.516	$22.116	$26.246	$22.739	$15.517	$—	$—	$—
Accumulation Unit Value at end of period	$23.810	$25.105	$27.829	$25.516	$22.116	$26.246	$22.739	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	128	165	182	175	208	185	84	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.768	$27.468	$25.198	$21.851	$25.945	$22.489	$15.354	$27.225	$21.039	$16.212
Accumulation Unit Value at end of period	$23.478	$24.768	$27.468	$25.198	$21.851	$25.945	$22.489	$15.354	$27.225	$21.039
Number of Accumulation Units outstanding at end of period (in thousands)	180	208	300	467	597	841	1,021	993	824	693
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.056	$25.608	$23.527	$20.433	$24.298	$21.092	$14.422	$—	$—	$—
Accumulation Unit Value at end of period	$21.823	$23.056	$25.608	$23.527	$20.433	$24.298	$21.092	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	14	21	29	43	54	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.763	$25.308	$23.275	$20.234	$24.085	$20.929	$14.324	$—	$—	$—
Accumulation Unit Value at end of period	$21.524	$22.763	$25.308	$23.275	$20.234	$24.085	$20.929	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	204	224	249	230	296	285	137	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.928	$16.171	$11.922	$11.059	$11.775	$10.272	$7.830	$12.269	$10.878	$10.480
Accumulation Unit Value at end of period	$17.430	$16.928	$16.171	$11.922	$11.059	$11.775	$10.272	$7.830	$12.269	$10.878
Number of Accumulation Units outstanding at end of period (in thousands)	149	167	223	489	574	605	616	615	545	378
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$16.598	$15.887	$11.736	$10.909	$11.639	$10.173	$7.770	$12.200	$10.838	$10.463
Accumulation Unit Value at end of period	$17.056	$16.598	$15.887	$11.736	$10.909	$11.639	$10.173	$7.770	$12.200	$10.838
Number of Accumulation Units outstanding at end of period (in thousands)	22	29	28	42	59	52	55	60	68	63
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.598	$15.887	$11.736	$10.909	$11.639	$10.173	$7.770	$12.200	$10.838	$10.463
Accumulation Unit Value at end of period	$17.056	$16.598	$15.887	$11.736	$10.909	$11.639	$10.173	$7.770	$12.200	$10.838
Number of Accumulation Units outstanding at end of period (in thousands)	22	29	28	42	59	52	55	60	68	63
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.436	$15.748	$11.645	$10.835	$11.571	$10.124	$7.740	$12.165	$10.818	$10.454
Accumulation Unit Value at end of period	$16.872	$16.436	$15.748	$11.645	$10.835	$11.571	$10.124	$7.740	$12.165	$10.818
Number of Accumulation Units outstanding at end of period (in thousands)	25	29	36	52	71	75	94	88	149	52
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.355	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725	$12.148	$10.808	$10.450
Accumulation Unit Value at end of period	$16.781	$16.355	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725	$12.148	$10.808
Number of Accumulation Units outstanding at end of period (in thousands)	277	334	409	947	1,285	1,384	1,458	1,393	1,352	746
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.275	$15.609	$11.554	$10.761	$11.503	$10.075	$7.711	$12.131	$10.798	$10.445
Accumulation Unit Value at end of period	$16.690	$16.275	$15.609	$11.554	$10.761	$11.503	$10.075	$7.711	$12.131	$10.798
Number of Accumulation Units outstanding at end of period (in thousands)	33	51	58	95	107	105	122	121	118	44
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.115	$15.472	$11.464	$10.688	$11.437	$10.026	$7.681	$12.096	$10.778	$10.437
Accumulation Unit Value at end of period	$16.511	$16.115	$15.472	$11.464	$10.688	$11.437	$10.026	$7.681	$12.096	$10.778
Number of Accumulation Units outstanding at end of period (in thousands)	93	195	167	283	374	463	487	450	411	333
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.115	$15.472	$11.464	$10.688	$11.437	$10.026	$7.681	$12.096	$10.778	$10.437
Accumulation Unit Value at end of period	$16.511	$16.115	$15.472	$11.464	$10.688	$11.437	$10.026	$7.681	$12.096	$10.778
Number of Accumulation Units outstanding at end of period (in thousands)	93	195	167	283	374	463	487	450	411	333
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.036	$15.403	$11.419	$10.651	$11.403	$10.002	$7.666	$12.079	$10.769	$10.432
Accumulation Unit Value at end of period	$16.421	$16.036	$15.403	$11.419	$10.651	$11.403	$10.002	$7.666	$12.079	$10.769
Number of Accumulation Units outstanding at end of period (in thousands)	51	60	75	94	100	94	118	96	109	81
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.879	$15.268	$11.330	$10.578	$11.337	$9.954	$7.637	$12.045	$10.749	$10.424
Accumulation Unit Value at end of period	$16.244	$15.879	$15.268	$11.330	$10.578	$11.337	$9.954	$7.637	$12.045	$10.749
Number of Accumulation Units outstanding at end of period (in thousands)	49	58	77	150	194	237	253	234	213	102
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$15.801	$15.201	$11.285	$10.542	$11.304	$9.930	$7.622	$12.028	$10.739	$10.419
Accumulation Unit Value at end of period	$16.157	$15.801	$15.201	$11.285	$10.542	$11.304	$9.930	$7.622	$12.028	$10.739
Number of Accumulation Units outstanding at end of period (in thousands)	39	43	84	105	147	147	144	156	191	134
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.724	$15.134	$11.241	$10.506	$11.271	$9.906	$7.608	$—	$—	$—
Accumulation Unit Value at end of period	$16.069	$15.724	$15.134	$11.241	$10.506	$11.271	$9.906	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	81	104	61	73	77	51	27	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.647	$15.067	$11.197	$10.470	$11.238	$9.882	$7.593	$11.994	$10.719	$10.411
Accumulation Unit Value at end of period	$15.982	$15.647	$15.067	$11.197	$10.470	$11.238	$9.882	$7.593	$11.994	$10.719
Number of Accumulation Units outstanding at end of period (in thousands)	56	76	88	127	123	122	149	78	62	50
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.418	$14.868	$11.066	$10.364	$11.140	$9.810	$7.550	$—	$—	$—
Accumulation Unit Value at end of period	$15.725	$15.418	$14.868	$11.066	$10.364	$11.140	$9.810	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	5	8	8	11	12	13	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.267	$14.738	$10.980	$10.293	$11.075	$9.763	$7.521	$—	$—	$—
Accumulation Unit Value at end of period	$15.555	$15.267	$14.738	$10.980	$10.293	$11.075	$9.763	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	40	62	57	32	28	12	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.731	$21.054	$18.729	$16.852	$16.683	$15.008	$11.218	$16.165	$15.791	$13.537
Accumulation Unit Value at end of period	$19.927	$21.731	$21.054	$18.729	$16.852	$16.683	$15.008	$11.218	$16.165	$15.791
Number of Accumulation Units outstanding at end of period (in thousands)	3,550	4,468	5,892	12,409	14,274	15,966	17,350	18,779	18,719	10,651
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$21.176	$20.558	$18.325	$16.521	$16.388	$14.772	$11.064	$15.975	$15.637	$13.431
Accumulation Unit Value at end of period	$19.380	$21.176	$20.558	$18.325	$16.521	$16.388	$14.772	$11.064	$15.975	$15.637
Number of Accumulation Units outstanding at end of period (in thousands)	413	525	697	1,028	1,380	1,584	1,694	1,858	2,143	1,904
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.176	$20.558	$18.325	$16.521	$16.388	$14.772	$11.064	$15.975	$15.637	$13.431
Accumulation Unit Value at end of period	$19.380	$21.176	$20.558	$18.325	$16.521	$16.388	$14.772	$11.064	$15.975	$15.637
Number of Accumulation Units outstanding at end of period (in thousands)	413	525	697	1,028	1,380	1,584	1,694	1,858	2,143	1,904
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.910	$20.320	$18.130	$16.362	$16.247	$14.659	$10.991	$15.884	$15.564	$13.382
Accumulation Unit Value at end of period	$19.117	$20.910	$20.320	$18.130	$16.362	$16.247	$14.659	$10.991	$15.884	$15.564
Number of Accumulation Units outstanding at end of period (in thousands)	1,238	1,623	2,113	3,231	4,039	4,762	5,520	6,439	7,494	6,794
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.778	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954	$15.839	$15.528	$13.357
Accumulation Unit Value at end of period	$18.987	$20.778	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954	$15.839	$15.528
Number of Accumulation Units outstanding at end of period (in thousands)	5,178	6,576	8,366	18,783	23,140	27,757	31,451	34,640	35,938	21,983

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.647	$20.084	$17.938	$16.204	$16.106	$14.547	$10.918	$15.795	$15.491	$13.333
Accumulation Unit Value at end of period	$18.857	$20.647	$20.084	$17.938	$16.204	$16.106	$14.547	$10.918	$15.795	$15.491
Number of Accumulation Units outstanding at end of period (in thousands)	683	877	1,054	1,806	2,241	2,721	3,336	3,948	4,952	3,954
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.387	$19.851	$17.747	$16.048	$15.967	$14.436	$10.845	$15.705	$15.419	$13.284
Accumulation Unit Value at end of period	$18.601	$20.387	$19.851	$17.747	$16.048	$15.967	$14.436	$10.845	$15.705	$15.419
Number of Accumulation Units outstanding at end of period (in thousands)	2,330	3,239	4,576	6,674	8,744	10,668	12,319	13,634	15,038	13,232
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.387	$19.851	$17.747	$16.048	$15.967	$14.436	$10.845	$15.705	$15.419	$13.284
Accumulation Unit Value at end of period	$18.601	$20.387	$19.851	$17.747	$16.048	$15.967	$14.436	$10.845	$15.705	$15.419
Number of Accumulation Units outstanding at end of period (in thousands)	2,330	3,239	4,576	6,674	8,744	10,668	12,319	13,634	15,038	13,232
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.258	$19.736	$17.653	$15.971	$15.898	$14.381	$10.809	$15.661	$15.383	$13.260
Accumulation Unit Value at end of period	$18.474	$20.258	$19.736	$17.653	$15.971	$15.898	$14.381	$10.809	$15.661	$15.383
Number of Accumulation Units outstanding at end of period (in thousands)	947	1,155	1,424	1,948	2,524	3,292	3,947	4,434	4,510	3,795
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.003	$19.507	$17.466	$15.817	$15.761	$14.271	$10.737	$15.572	$15.312	$13.211
Accumulation Unit Value at end of period	$18.224	$20.003	$19.507	$17.466	$15.817	$15.761	$14.271	$10.737	$15.572	$15.312
Number of Accumulation Units outstanding at end of period (in thousands)	1,182	1,462	1,806	3,384	4,660	5,732	6,844	7,492	9,124	7,699
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.877	$19.393	$17.373	$15.741	$15.693	$14.216	$10.701	$15.528	$15.276	$13.187
Accumulation Unit Value at end of period	$18.100	$19.877	$19.393	$17.373	$15.741	$15.693	$14.216	$10.701	$15.528	$15.276
Number of Accumulation Units outstanding at end of period (in thousands)	1,294	1,620	2,093	2,696	3,390	4,367	5,522	6,839	10,866	13,357
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.769	$19.297	$17.296	$15.679	$15.639	$14.174	$10.675	$—	$—	$—
Accumulation Unit Value at end of period	$17.992	$19.769	$19.297	$17.296	$15.679	$15.639	$14.174	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,243	1,503	1,686	1,429	1,424	1,061	469	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.634	$19.176	$17.195	$15.595	$15.563	$14.113	$10.634	$15.446	$15.211	$13.144
Accumulation Unit Value at end of period	$17.861	$19.634	$19.176	$17.195	$15.595	$15.563	$14.113	$10.634	$15.446	$15.211
Number of Accumulation Units outstanding at end of period (in thousands)	1,046	1,316	1,850	2,732	3,668	4,543	5,349	5,788	6,167	5,986
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.276	$18.855	$16.933	$15.380	$15.372	$13.960	$10.535	$—	$—	$—
Accumulation Unit Value at end of period	$17.509	$19.276	$18.855	$16.933	$15.380	$15.372	$13.960	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	61	78	88	132	162	207	279	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.031	$18.634	$16.751	$15.231	$15.237	$13.852	$10.464	$—	$—	$—
Accumulation Unit Value at end of period	$17.269	$19.031	$18.634	$16.751	$15.231	$15.237	$13.852	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	888	1,083	1,195	1,044	1,096	847	377	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.461	$15.737	$12.400	$11.185	$11.510	$10.455	$8.169	$12.646	$12.066	$11.029
Accumulation Unit Value at end of period	$18.195	$17.461	$15.737	$12.400	$11.185	$11.510	$10.455	$8.169	$12.646	$12.066
Number of Accumulation Units outstanding at end of period (in thousands)	412	532	664	1,234	1,449	1,630	1,765	1,841	1,911	1,569
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$17.015	$15.366	$12.132	$10.965	$11.307	$10.291	$8.056	$12.497	$11.948	$10.942
Accumulation Unit Value at end of period	$17.696	$17.015	$15.366	$12.132	$10.965	$11.307	$10.291	$8.056	$12.497	$11.948
Number of Accumulation Units outstanding at end of period (in thousands)	68	74	112	162	212	249	290	304	334	326
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.015	$15.366	$12.132	$10.965	$11.307	$10.291	$8.056	$12.497	$11.948	$10.942
Accumulation Unit Value at end of period	$17.696	$17.015	$15.366	$12.132	$10.965	$11.307	$10.291	$8.056	$12.497	$11.948
Number of Accumulation Units outstanding at end of period (in thousands)	68	74	112	162	212	249	290	304	334	326
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.801	$15.188	$12.003	$10.860	$11.209	$10.212	$8.003	$12.427	$11.893	$10.902
Accumulation Unit Value at end of period	$17.456	$16.801	$15.188	$12.003	$10.860	$11.209	$10.212	$8.003	$12.427	$11.893
Number of Accumulation Units outstanding at end of period (in thousands)	209	237	279	354	466	554	640	754	868	914
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.695	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976	$12.392	$11.865	$10.882
Accumulation Unit Value at end of period	$17.337	$16.695	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976	$12.392	$11.865
Number of Accumulation Units outstanding at end of period (in thousands)	583	660	816	1,436	1,754	2,121	2,435	2,772	3,208	2,681
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.589	$15.012	$11.876	$10.755	$11.112	$10.134	$7.949	$12.356	$11.837	$10.862
Accumulation Unit Value at end of period	$17.218	$16.589	$15.012	$11.876	$10.755	$11.112	$10.134	$7.949	$12.356	$11.837
Number of Accumulation Units outstanding at end of period (in thousands)	46	44	52	121	108	137	195	226	254	292
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.381	$14.838	$11.750	$10.651	$11.016	$10.057	$7.897	$12.287	$11.782	$10.823
Accumulation Unit Value at end of period	$16.985	$16.381	$14.838	$11.750	$10.651	$11.016	$10.057	$7.897	$12.287	$11.782
Number of Accumulation Units outstanding at end of period (in thousands)	343	443	590	884	1,219	1,587	1,861	2,072	2,236	2,303
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.381	$14.838	$11.750	$10.651	$11.016	$10.057	$7.897	$12.287	$11.782	$10.823
Accumulation Unit Value at end of period	$16.985	$16.381	$14.838	$11.750	$10.651	$11.016	$10.057	$7.897	$12.287	$11.782
Number of Accumulation Units outstanding at end of period (in thousands)	343	443	590	884	1,219	1,587	1,861	2,072	2,236	2,303
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.277	$14.751	$11.687	$10.600	$10.969	$10.018	$7.870	$12.252	$11.754	$10.803
Accumulation Unit Value at end of period	$16.869	$16.277	$14.751	$11.687	$10.600	$10.969	$10.018	$7.870	$12.252	$11.754
Number of Accumulation Units outstanding at end of period (in thousands)	111	146	187	232	293	364	469	494	507	474
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.072	$14.580	$11.563	$10.498	$10.874	$9.941	$7.818	$12.183	$11.700	$10.763
Accumulation Unit Value at end of period	$16.640	$16.072	$14.580	$11.563	$10.498	$10.874	$9.941	$7.818	$12.183	$11.700
Number of Accumulation Units outstanding at end of period (in thousands)	143	188	233	392	514	646	847	960	1,091	1,015
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$15.971	$14.495	$11.502	$10.447	$10.827	$9.903	$7.792	$12.148	$11.672	$10.743
Accumulation Unit Value at end of period	$16.527	$15.971	$14.495	$11.502	$10.447	$10.827	$9.903	$7.792	$12.148	$11.672
Number of Accumulation Units outstanding at end of period (in thousands)	175	225	164	216	294	384	475	595	966	1,302
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.884	$14.424	$11.451	$10.406	$10.790	$9.874	$7.773	$—	$—	$—
Accumulation Unit Value at end of period	$16.428	$15.884	$14.424	$11.451	$10.406	$10.790	$9.874	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	215	236	252	215	242	165	77	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.775	$14.332	$11.384	$10.351	$10.738	$9.831	$7.743	$12.084	$11.622	$10.708
Accumulation Unit Value at end of period	$16.308	$15.775	$14.332	$11.384	$10.351	$10.738	$9.831	$7.743	$12.084	$11.622
Number of Accumulation Units outstanding at end of period (in thousands)	253	328	383	550	756	933	1,147	1,283	1,362	1,472
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.488	$14.092	$11.210	$10.208	$10.605	$9.725	$7.671	$—	$—	$—
Accumulation Unit Value at end of period	$15.987	$15.488	$14.092	$11.210	$10.208	$10.605	$9.725	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	35	17	23	32	34	39	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.291	$13.927	$11.090	$10.109	$10.513	$9.649	$7.619	$—	$—	$—
Accumulation Unit Value at end of period	$15.768	$15.291	$13.927	$11.090	$10.109	$10.513	$9.649	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	152	170	164	183	237	178	66	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.632	$28.413	$22.567	$20.178	$21.077	$19.081	$15.684	$22.220	$20.136	$16.585
Accumulation Unit Value at end of period	$28.168	$29.632	$28.413	$22.567	$20.178	$21.077	$19.081	$15.684	$22.220	$20.136
Number of Accumulation Units outstanding at end of period (in thousands)	803	1,013	1,338	2,484	2,976	3,440	3,733	3,787	3,781	2,145
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$28.949	$27.813	$22.135	$19.831	$20.756	$18.828	$15.507	$22.013	$19.988	$16.497
Accumulation Unit Value at end of period	$27.463	$28.949	$27.813	$22.135	$19.831	$20.756	$18.828	$15.507	$22.013	$19.988
Number of Accumulation Units outstanding at end of period (in thousands)	96	113	159	208	262	287	306	341	371	294
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$28.949	$27.813	$22.135	$19.831	$20.756	$18.828	$15.507	$22.013	$19.988	$16.497
Accumulation Unit Value at end of period	$27.463	$28.949	$27.813	$22.135	$19.831	$20.756	$18.828	$15.507	$22.013	$19.988
Number of Accumulation Units outstanding at end of period (in thousands)	96	113	159	208	262	287	306	341	371	294
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$28.613	$27.518	$21.922	$19.660	$20.597	$18.703	$15.419	$21.911	$19.915	$16.453
Accumulation Unit Value at end of period	$27.117	$28.613	$27.518	$21.922	$19.660	$20.597	$18.703	$15.419	$21.911	$19.915
Number of Accumulation Units outstanding at end of period (in thousands)	272	359	434	628	738	929	1,091	1,173	1,481	1,299
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.446	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859	$19.879	$16.431
Accumulation Unit Value at end of period	$26.946	$28.446	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859	$19.879
Number of Accumulation Units outstanding at end of period (in thousands)	1,210	1,413	1,638	3,274	4,369	5,160	5,882	6,018	6,390	3,646
With MAV70 Death Benefit and The Hartford's Principal First Preferred

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$28.281	$27.226	$21.711	$19.490	$20.440	$18.579	$15.332	$21.808	$19.842	$16.409
Accumulation Unit Value at end of period	$26.776	$28.281	$27.226	$21.711	$19.490	$20.440	$18.579	$15.332	$21.808	$19.842
Number of Accumulation Units outstanding at end of period (in thousands)	194	224	255	452	549	691	802	862	983	722
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$27.953	$26.937	$21.502	$19.322	$20.284	$18.455	$15.245	$21.707	$19.770	$16.366
Accumulation Unit Value at end of period	$26.439	$27.953	$26.937	$21.502	$19.322	$20.284	$18.455	$15.245	$21.707	$19.770
Number of Accumulation Units outstanding at end of period (in thousands)	384	506	772	1,184	1,618	2,051	2,397	2,519	2,858	2,449
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.953	$26.937	$21.502	$19.322	$20.284	$18.455	$15.245	$21.707	$19.770	$16.366
Accumulation Unit Value at end of period	$26.439	$27.953	$26.937	$21.502	$19.322	$20.284	$18.455	$15.245	$21.707	$19.770
Number of Accumulation Units outstanding at end of period (in thousands)	384	506	772	1,184	1,618	2,051	2,397	2,519	2,858	2,449
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.790	$26.794	$21.398	$19.239	$20.206	$18.394	$15.202	$21.656	$19.733	$16.344
Accumulation Unit Value at end of period	$26.272	$27.790	$26.794	$21.398	$19.239	$20.206	$18.394	$15.202	$21.656	$19.733
Number of Accumulation Units outstanding at end of period (in thousands)	244	290	354	429	548	667	766	804	792	638
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.468	$26.510	$21.192	$19.073	$20.052	$18.272	$15.116	$21.555	$19.661	$16.300
Accumulation Unit Value at end of period	$25.941	$27.468	$26.510	$21.192	$19.073	$20.052	$18.272	$15.116	$21.555	$19.661
Number of Accumulation Units outstanding at end of period (in thousands)	237	272	345	634	864	1,087	1,369	1,476	1,925	1,473
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.308	$26.368	$21.090	$18.990	$19.975	$18.211	$15.073	$21.505	$19.625	$16.278
Accumulation Unit Value at end of period	$25.777	$27.308	$26.368	$21.090	$18.990	$19.975	$18.211	$15.073	$21.505	$19.625
Number of Accumulation Units outstanding at end of period (in thousands)	201	246	338	463	594	747	894	1,045	1,855	2,146
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.149	$26.228	$20.988	$18.908	$19.898	$18.150	$15.031	$—	$—	$—
Accumulation Unit Value at end of period	$25.614	$27.149	$26.228	$20.988	$18.908	$19.898	$18.150	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	230	286	306	258	371	310	123	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.991	$26.089	$20.887	$18.826	$19.822	$18.090	$14.988	$21.405	$19.553	$16.235
Accumulation Unit Value at end of period	$25.453	$26.991	$26.089	$20.887	$18.826	$19.822	$18.090	$14.988	$21.405	$19.553
Number of Accumulation Units outstanding at end of period (in thousands)	267	310	433	598	779	1,000	1,275	1,338	1,293	1,194
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.523	$25.674	$20.586	$18.583	$19.596	$17.910	$14.861	$—	$—	$—
Accumulation Unit Value at end of period	$24.974	$26.523	$25.674	$20.586	$18.583	$19.596	$17.910	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	16	22	36	53	80	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.215	$25.402	$20.388	$18.422	$19.446	$17.790	$14.777	$—	$—	$—
Accumulation Unit Value at end of period	$24.659	$26.215	$25.402	$20.388	$18.422	$19.446	$17.790	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	242	262	299	227	283	322	113	—	—	—

18

19

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$13.115	$13.751	$11.539	$9.989	$11.852	$11.281	$8.048	$14.194	$12.071	$10.356
Accumulation Unit Value at end of period	$12.267	$13.115	$13.751	$11.539	$9.989	$11.852	$11.281	$8.048	$14.194	$12.071
Number of Accumulation Units outstanding at end of period (in thousands)	666	779	1,020	1,353	1,737	2,375	3,235	4,033	6,673	9,281
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.119	$17.959	$15.078	$13.059	$15.501	$14.762	$10.537	$—	$—	$—
Accumulation Unit Value at end of period	$16.005	$17.119	$17.959	$15.078	$13.059	$15.501	$14.762	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	565	612	659	652	646	518	278	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.889	$17.726	$14.890	$12.903	$15.324	$14.600	$10.426	$18.408	$15.670	$13.457
Accumulation Unit Value at end of period	$15.781	$16.889	$17.726	$14.890	$12.903	$15.324	$14.600	$10.426	$18.408	$15.670
Number of Accumulation Units outstanding at end of period (in thousands)	663	789	1,019	1,459	1,909	2,448	3,010	3,378	3,243	3,210
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.718	$13.369	$11.247	$9.761	$11.609	$11.078	$7.923	$—	$—	$—
Accumulation Unit Value at end of period	$11.867	$12.718	$13.369	$11.247	$9.761	$11.609	$11.078	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	59	76	98	109	141	199	243	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.557	$13.212	$11.126	$9.665	$11.508	$10.992	$7.869	$—	$—	$—
Accumulation Unit Value at end of period	$11.704	$12.557	$13.212	$11.126	$9.665	$11.508	$10.992	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	719	757	766	847	1,041	856	527	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
American Funds New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.261	$32.193	$29.297	$25.204	$29.687	$25.527	$17.290	$30.412	$23.315	$17.823
Accumulation Unit Value at end of period	$27.961	$29.261	$32.193	$29.297	$25.204	$29.687	$25.527	$17.290	$30.412	$23.315
Number of Accumulation Units outstanding at end of period (in thousands)	409	519	690	1,243	1,462	1,743	1,750	1,663	1,664	1,045
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$26.961	$29.721	$27.102	$23.362	$27.573	$23.757	$16.122	$28.416	$21.829	$16.720
Accumulation Unit Value at end of period	$25.711	$26.961	$29.721	$27.102	$23.362	$27.573	$23.757	$16.122	$28.416	$21.829
Number of Accumulation Units outstanding at end of period (in thousands)	66	84	113	143	181	218	238	245	322	323
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$26.961	$29.721	$27.102	$23.362	$27.573	$23.757	$16.122	$28.416	$21.829	$16.720
Accumulation Unit Value at end of period	$25.711	$26.961	$29.721	$27.102	$23.362	$27.573	$23.757	$16.122	$28.416	$21.829
Number of Accumulation Units outstanding at end of period (in thousands)	66	84	113	143	181	218	238	245	322	323
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$26.546	$29.293	$26.738	$23.071	$27.257	$23.509	$15.970	$28.176	$21.665	$16.611
Accumulation Unit Value at end of period	$25.290	$26.546	$29.293	$26.738	$23.071	$27.257	$23.509	$15.970	$28.176	$21.665
Number of Accumulation Units outstanding at end of period (in thousands)	202	234	295	466	609	851	937	977	1,124	1,137
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.973	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069	$26.599	$20.464	$15.698
Accumulation Unit Value at end of period	$23.780	$24.973	$27.572	$25.180	$21.737	$25.694	$22.171	$15.069	$26.599	$20.464
Number of Accumulation Units outstanding at end of period (in thousands)	765	910	1,040	2,225	2,847	3,465	3,605	3,715	3,778	2,530

20

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$26.220	$28.963	$26.463	$22.857	$27.031	$23.337	$15.869	$28.026	$21.572	$16.556
Accumulation Unit Value at end of period	$24.955	$26.220	$28.963	$26.463	$22.857	$27.031	$23.337	$15.869	$28.026	$21.572
Number of Accumulation Units outstanding at end of period (in thousands)	102	128	164	212	284	375	401	459	594	625
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$24.445	$27.029	$24.721	$21.374	$25.302	$21.866	$14.884	$26.312	$20.273	$15.575
Accumulation Unit Value at end of period	$23.243	$24.445	$27.029	$24.721	$21.374	$25.302	$21.866	$14.884	$26.312	$20.273
Number of Accumulation Units outstanding at end of period (in thousands)	277	375	529	758	981	1,263	1,379	1,330	1,638	1,360
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.445	$27.029	$24.721	$21.374	$25.302	$21.866	$14.884	$26.312	$20.273	$15.575
Accumulation Unit Value at end of period	$23.243	$24.445	$27.029	$24.721	$21.374	$25.302	$21.866	$14.884	$26.312	$20.273
Number of Accumulation Units outstanding at end of period (in thousands)	277	375	529	758	981	1,263	1,379	1,330	1,638	1,360
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.288	$26.868	$24.586	$21.268	$25.189	$21.779	$14.832	$26.234	$20.223	$15.544
Accumulation Unit Value at end of period	$23.081	$24.288	$26.868	$24.586	$21.268	$25.189	$21.779	$14.832	$26.234	$20.223
Number of Accumulation Units outstanding at end of period (in thousands)	152	200	246	376	463	589	659	680	670	548
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.233	$27.942	$25.595	$22.162	$26.275	$22.740	$15.502	$27.447	$21.179	$16.295
Accumulation Unit Value at end of period	$23.956	$25.233	$27.942	$25.595	$22.162	$26.275	$22.740	$15.502	$27.447	$21.179
Number of Accumulation Units outstanding at end of period (in thousands)	170	196	237	476	640	983	1,116	1,189	1,434	1,267
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.774	$26.340	$24.139	$20.912	$24.805	$21.479	$14.650	$25.950	$20.034	$15.422
Accumulation Unit Value at end of period	$22.559	$23.774	$26.340	$24.139	$20.912	$24.805	$21.479	$14.650	$25.950	$20.034
Number of Accumulation Units outstanding at end of period (in thousands)	131	168	205	265	348	555	634	732	1,138	1,513
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.105	$27.829	$25.516	$22.116	$26.246	$22.739	$15.517	$—	$—	$—
Accumulation Unit Value at end of period	$23.810	$25.105	$27.829	$25.516	$22.116	$26.246	$22.739	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	128	165	182	175	208	185	84	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.768	$27.468	$25.198	$21.851	$25.945	$22.489	$15.354	$27.225	$21.039	$16.212
Accumulation Unit Value at end of period	$23.478	$24.768	$27.468	$25.198	$21.851	$25.945	$22.489	$15.354	$27.225	$21.039
Number of Accumulation Units outstanding at end of period (in thousands)	180	208	300	467	597	841	1,021	993	824	693
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.056	$25.608	$23.527	$20.433	$24.298	$21.092	$14.422	$—	$—	$—
Accumulation Unit Value at end of period	$21.823	$23.056	$25.608	$23.527	$20.433	$24.298	$21.092	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	14	21	29	43	54	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.763	$25.308	$23.275	$20.234	$24.085	$20.929	$14.324	$—	$—	$—
Accumulation Unit Value at end of period	$21.524	$22.763	$25.308	$23.275	$20.234	$24.085	$20.929	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	204	224	249	230	296	285	137	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.928	$16.171	$11.922	$11.059	$11.775	$10.272	$7.830	$12.269	$10.878	$10.480
Accumulation Unit Value at end of period	$17.430	$16.928	$16.171	$11.922	$11.059	$11.775	$10.272	$7.830	$12.269	$10.878
Number of Accumulation Units outstanding at end of period (in thousands)	149	167	223	489	574	605	616	615	545	378
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$16.598	$15.887	$11.736	$10.909	$11.639	$10.173	$7.770	$12.200	$10.838	$10.463
Accumulation Unit Value at end of period	$17.056	$16.598	$15.887	$11.736	$10.909	$11.639	$10.173	$7.770	$12.200	$10.838
Number of Accumulation Units outstanding at end of period (in thousands)	22	29	28	42	59	52	55	60	68	63
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.598	$15.887	$11.736	$10.909	$11.639	$10.173	$7.770	$12.200	$10.838	$10.463
Accumulation Unit Value at end of period	$17.056	$16.598	$15.887	$11.736	$10.909	$11.639	$10.173	$7.770	$12.200	$10.838
Number of Accumulation Units outstanding at end of period (in thousands)	22	29	28	42	59	52	55	60	68	63
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.436	$15.748	$11.645	$10.835	$11.571	$10.124	$7.740	$12.165	$10.818	$10.454
Accumulation Unit Value at end of period	$16.872	$16.436	$15.748	$11.645	$10.835	$11.571	$10.124	$7.740	$12.165	$10.818
Number of Accumulation Units outstanding at end of period (in thousands)	25	29	36	52	71	75	94	88	149	52
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.355	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725	$12.148	$10.808	$10.450
Accumulation Unit Value at end of period	$16.781	$16.355	$15.678	$11.599	$10.798	$11.537	$10.099	$7.725	$12.148	$10.808
Number of Accumulation Units outstanding at end of period (in thousands)	277	334	409	947	1,285	1,384	1,458	1,393	1,352	746
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.275	$15.609	$11.554	$10.761	$11.503	$10.075	$7.711	$12.131	$10.798	$10.445
Accumulation Unit Value at end of period	$16.690	$16.275	$15.609	$11.554	$10.761	$11.503	$10.075	$7.711	$12.131	$10.798
Number of Accumulation Units outstanding at end of period (in thousands)	33	51	58	95	107	105	122	121	118	44
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.115	$15.472	$11.464	$10.688	$11.437	$10.026	$7.681	$12.096	$10.778	$10.437
Accumulation Unit Value at end of period	$16.511	$16.115	$15.472	$11.464	$10.688	$11.437	$10.026	$7.681	$12.096	$10.778
Number of Accumulation Units outstanding at end of period (in thousands)	93	195	167	283	374	463	487	450	411	333
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.115	$15.472	$11.464	$10.688	$11.437	$10.026	$7.681	$12.096	$10.778	$10.437
Accumulation Unit Value at end of period	$16.511	$16.115	$15.472	$11.464	$10.688	$11.437	$10.026	$7.681	$12.096	$10.778
Number of Accumulation Units outstanding at end of period (in thousands)	93	195	167	283	374	463	487	450	411	333
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.036	$15.403	$11.419	$10.651	$11.403	$10.002	$7.666	$12.079	$10.769	$10.432
Accumulation Unit Value at end of period	$16.421	$16.036	$15.403	$11.419	$10.651	$11.403	$10.002	$7.666	$12.079	$10.769
Number of Accumulation Units outstanding at end of period (in thousands)	51	60	75	94	100	94	118	96	109	81
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.879	$15.268	$11.330	$10.578	$11.337	$9.954	$7.637	$12.045	$10.749	$10.424
Accumulation Unit Value at end of period	$16.244	$15.879	$15.268	$11.330	$10.578	$11.337	$9.954	$7.637	$12.045	$10.749
Number of Accumulation Units outstanding at end of period (in thousands)	49	58	77	150	194	237	253	234	213	102
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$15.801	$15.201	$11.285	$10.542	$11.304	$9.930	$7.622	$12.028	$10.739	$10.419
Accumulation Unit Value at end of period	$16.157	$15.801	$15.201	$11.285	$10.542	$11.304	$9.930	$7.622	$12.028	$10.739
Number of Accumulation Units outstanding at end of period (in thousands)	39	43	84	105	147	147	144	156	191	134
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.724	$15.134	$11.241	$10.506	$11.271	$9.906	$7.608	$—	$—	$—
Accumulation Unit Value at end of period	$16.069	$15.724	$15.134	$11.241	$10.506	$11.271	$9.906	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	81	104	61	73	77	51	27	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.647	$15.067	$11.197	$10.470	$11.238	$9.882	$7.593	$11.994	$10.719	$10.411
Accumulation Unit Value at end of period	$15.982	$15.647	$15.067	$11.197	$10.470	$11.238	$9.882	$7.593	$11.994	$10.719
Number of Accumulation Units outstanding at end of period (in thousands)	56	76	88	127	123	122	149	78	62	50
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.418	$14.868	$11.066	$10.364	$11.140	$9.810	$7.550	$—	$—	$—
Accumulation Unit Value at end of period	$15.725	$15.418	$14.868	$11.066	$10.364	$11.140	$9.810	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	5	8	8	11	12	13	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.267	$14.738	$10.980	$10.293	$11.075	$9.763	$7.521	$—	$—	$—
Accumulation Unit Value at end of period	$15.555	$15.267	$14.738	$10.980	$10.293	$11.075	$9.763	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	40	62	57	32	28	12	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.731	$21.054	$18.729	$16.852	$16.683	$15.008	$11.218	$16.165	$15.791	$13.537
Accumulation Unit Value at end of period	$19.927	$21.731	$21.054	$18.729	$16.852	$16.683	$15.008	$11.218	$16.165	$15.791
Number of Accumulation Units outstanding at end of period (in thousands)	3,550	4,468	5,892	12,409	14,274	15,966	17,350	18,779	18,719	10,651
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$21.176	$20.558	$18.325	$16.521	$16.388	$14.772	$11.064	$15.975	$15.637	$13.431
Accumulation Unit Value at end of period	$19.380	$21.176	$20.558	$18.325	$16.521	$16.388	$14.772	$11.064	$15.975	$15.637
Number of Accumulation Units outstanding at end of period (in thousands)	413	525	697	1,028	1,380	1,584	1,694	1,858	2,143	1,904
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.176	$20.558	$18.325	$16.521	$16.388	$14.772	$11.064	$15.975	$15.637	$13.431
Accumulation Unit Value at end of period	$19.380	$21.176	$20.558	$18.325	$16.521	$16.388	$14.772	$11.064	$15.975	$15.637
Number of Accumulation Units outstanding at end of period (in thousands)	413	525	697	1,028	1,380	1,584	1,694	1,858	2,143	1,904
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.910	$20.320	$18.130	$16.362	$16.247	$14.659	$10.991	$15.884	$15.564	$13.382
Accumulation Unit Value at end of period	$19.117	$20.910	$20.320	$18.130	$16.362	$16.247	$14.659	$10.991	$15.884	$15.564
Number of Accumulation Units outstanding at end of period (in thousands)	1,238	1,623	2,113	3,231	4,039	4,762	5,520	6,439	7,494	6,794
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.778	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954	$15.839	$15.528	$13.357
Accumulation Unit Value at end of period	$18.987	$20.778	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954	$15.839	$15.528
Number of Accumulation Units outstanding at end of period (in thousands)	5,178	6,576	8,366	18,783	23,140	27,757	31,451	34,640	35,938	21,983

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.647	$20.084	$17.938	$16.204	$16.106	$14.547	$10.918	$15.795	$15.491	$13.333
Accumulation Unit Value at end of period	$18.857	$20.647	$20.084	$17.938	$16.204	$16.106	$14.547	$10.918	$15.795	$15.491
Number of Accumulation Units outstanding at end of period (in thousands)	683	877	1,054	1,806	2,241	2,721	3,336	3,948	4,952	3,954
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.387	$19.851	$17.747	$16.048	$15.967	$14.436	$10.845	$15.705	$15.419	$13.284
Accumulation Unit Value at end of period	$18.601	$20.387	$19.851	$17.747	$16.048	$15.967	$14.436	$10.845	$15.705	$15.419
Number of Accumulation Units outstanding at end of period (in thousands)	2,330	3,239	4,576	6,674	8,744	10,668	12,319	13,634	15,038	13,232
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.387	$19.851	$17.747	$16.048	$15.967	$14.436	$10.845	$15.705	$15.419	$13.284
Accumulation Unit Value at end of period	$18.601	$20.387	$19.851	$17.747	$16.048	$15.967	$14.436	$10.845	$15.705	$15.419
Number of Accumulation Units outstanding at end of period (in thousands)	2,330	3,239	4,576	6,674	8,744	10,668	12,319	13,634	15,038	13,232
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.258	$19.736	$17.653	$15.971	$15.898	$14.381	$10.809	$15.661	$15.383	$13.260
Accumulation Unit Value at end of period	$18.474	$20.258	$19.736	$17.653	$15.971	$15.898	$14.381	$10.809	$15.661	$15.383
Number of Accumulation Units outstanding at end of period (in thousands)	947	1,155	1,424	1,948	2,524	3,292	3,947	4,434	4,510	3,795
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.003	$19.507	$17.466	$15.817	$15.761	$14.271	$10.737	$15.572	$15.312	$13.211
Accumulation Unit Value at end of period	$18.224	$20.003	$19.507	$17.466	$15.817	$15.761	$14.271	$10.737	$15.572	$15.312
Number of Accumulation Units outstanding at end of period (in thousands)	1,182	1,462	1,806	3,384	4,660	5,732	6,844	7,492	9,124	7,699
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.877	$19.393	$17.373	$15.741	$15.693	$14.216	$10.701	$15.528	$15.276	$13.187
Accumulation Unit Value at end of period	$18.100	$19.877	$19.393	$17.373	$15.741	$15.693	$14.216	$10.701	$15.528	$15.276
Number of Accumulation Units outstanding at end of period (in thousands)	1,294	1,620	2,093	2,696	3,390	4,367	5,522	6,839	10,866	13,357
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.769	$19.297	$17.296	$15.679	$15.639	$14.174	$10.675	$—	$—	$—
Accumulation Unit Value at end of period	$17.992	$19.769	$19.297	$17.296	$15.679	$15.639	$14.174	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,243	1,503	1,686	1,429	1,424	1,061	469	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.634	$19.176	$17.195	$15.595	$15.563	$14.113	$10.634	$15.446	$15.211	$13.144
Accumulation Unit Value at end of period	$17.861	$19.634	$19.176	$17.195	$15.595	$15.563	$14.113	$10.634	$15.446	$15.211
Number of Accumulation Units outstanding at end of period (in thousands)	1,046	1,316	1,850	2,732	3,668	4,543	5,349	5,788	6,167	5,986
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.276	$18.855	$16.933	$15.380	$15.372	$13.960	$10.535	$—	$—	$—
Accumulation Unit Value at end of period	$17.509	$19.276	$18.855	$16.933	$15.380	$15.372	$13.960	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	61	78	88	132	162	207	279	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.031	$18.634	$16.751	$15.231	$15.237	$13.852	$10.464	$—	$—	$—
Accumulation Unit Value at end of period	$17.269	$19.031	$18.634	$16.751	$15.231	$15.237	$13.852	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	888	1,083	1,195	1,044	1,096	847	377	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.461	$15.737	$12.400	$11.185	$11.510	$10.455	$8.169	$12.646	$12.066	$11.029
Accumulation Unit Value at end of period	$18.195	$17.461	$15.737	$12.400	$11.185	$11.510	$10.455	$8.169	$12.646	$12.066
Number of Accumulation Units outstanding at end of period (in thousands)	412	532	664	1,234	1,449	1,630	1,765	1,841	1,911	1,569
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$17.015	$15.366	$12.132	$10.965	$11.307	$10.291	$8.056	$12.497	$11.948	$10.942
Accumulation Unit Value at end of period	$17.696	$17.015	$15.366	$12.132	$10.965	$11.307	$10.291	$8.056	$12.497	$11.948
Number of Accumulation Units outstanding at end of period (in thousands)	68	74	112	162	212	249	290	304	334	326
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.015	$15.366	$12.132	$10.965	$11.307	$10.291	$8.056	$12.497	$11.948	$10.942
Accumulation Unit Value at end of period	$17.696	$17.015	$15.366	$12.132	$10.965	$11.307	$10.291	$8.056	$12.497	$11.948
Number of Accumulation Units outstanding at end of period (in thousands)	68	74	112	162	212	249	290	304	334	326
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.801	$15.188	$12.003	$10.860	$11.209	$10.212	$8.003	$12.427	$11.893	$10.902
Accumulation Unit Value at end of period	$17.456	$16.801	$15.188	$12.003	$10.860	$11.209	$10.212	$8.003	$12.427	$11.893
Number of Accumulation Units outstanding at end of period (in thousands)	209	237	279	354	466	554	640	754	868	914
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.695	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976	$12.392	$11.865	$10.882
Accumulation Unit Value at end of period	$17.337	$16.695	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976	$12.392	$11.865
Number of Accumulation Units outstanding at end of period (in thousands)	583	660	816	1,436	1,754	2,121	2,435	2,772	3,208	2,681
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.589	$15.012	$11.876	$10.755	$11.112	$10.134	$7.949	$12.356	$11.837	$10.862
Accumulation Unit Value at end of period	$17.218	$16.589	$15.012	$11.876	$10.755	$11.112	$10.134	$7.949	$12.356	$11.837
Number of Accumulation Units outstanding at end of period (in thousands)	46	44	52	121	108	137	195	226	254	292
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.381	$14.838	$11.750	$10.651	$11.016	$10.057	$7.897	$12.287	$11.782	$10.823
Accumulation Unit Value at end of period	$16.985	$16.381	$14.838	$11.750	$10.651	$11.016	$10.057	$7.897	$12.287	$11.782
Number of Accumulation Units outstanding at end of period (in thousands)	343	443	590	884	1,219	1,587	1,861	2,072	2,236	2,303
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.381	$14.838	$11.750	$10.651	$11.016	$10.057	$7.897	$12.287	$11.782	$10.823
Accumulation Unit Value at end of period	$16.985	$16.381	$14.838	$11.750	$10.651	$11.016	$10.057	$7.897	$12.287	$11.782
Number of Accumulation Units outstanding at end of period (in thousands)	343	443	590	884	1,219	1,587	1,861	2,072	2,236	2,303
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.277	$14.751	$11.687	$10.600	$10.969	$10.018	$7.870	$12.252	$11.754	$10.803
Accumulation Unit Value at end of period	$16.869	$16.277	$14.751	$11.687	$10.600	$10.969	$10.018	$7.870	$12.252	$11.754
Number of Accumulation Units outstanding at end of period (in thousands)	111	146	187	232	293	364	469	494	507	474
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.072	$14.580	$11.563	$10.498	$10.874	$9.941	$7.818	$12.183	$11.700	$10.763
Accumulation Unit Value at end of period	$16.640	$16.072	$14.580	$11.563	$10.498	$10.874	$9.941	$7.818	$12.183	$11.700
Number of Accumulation Units outstanding at end of period (in thousands)	143	188	233	392	514	646	847	960	1,091	1,015
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$15.971	$14.495	$11.502	$10.447	$10.827	$9.903	$7.792	$12.148	$11.672	$10.743
Accumulation Unit Value at end of period	$16.527	$15.971	$14.495	$11.502	$10.447	$10.827	$9.903	$7.792	$12.148	$11.672
Number of Accumulation Units outstanding at end of period (in thousands)	175	225	164	216	294	384	475	595	966	1,302
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.884	$14.424	$11.451	$10.406	$10.790	$9.874	$7.773	$—	$—	$—
Accumulation Unit Value at end of period	$16.428	$15.884	$14.424	$11.451	$10.406	$10.790	$9.874	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	215	236	252	215	242	165	77	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.775	$14.332	$11.384	$10.351	$10.738	$9.831	$7.743	$12.084	$11.622	$10.708
Accumulation Unit Value at end of period	$16.308	$15.775	$14.332	$11.384	$10.351	$10.738	$9.831	$7.743	$12.084	$11.622
Number of Accumulation Units outstanding at end of period (in thousands)	253	328	383	550	756	933	1,147	1,283	1,362	1,472
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.488	$14.092	$11.210	$10.208	$10.605	$9.725	$7.671	$—	$—	$—
Accumulation Unit Value at end of period	$15.987	$15.488	$14.092	$11.210	$10.208	$10.605	$9.725	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	35	17	23	32	34	39	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.291	$13.927	$11.090	$10.109	$10.513	$9.649	$7.619	$—	$—	$—
Accumulation Unit Value at end of period	$15.768	$15.291	$13.927	$11.090	$10.109	$10.513	$9.649	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	152	170	164	183	237	178	66	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.632	$28.413	$22.567	$20.178	$21.077	$19.081	$15.684	$22.220	$20.136	$16.585
Accumulation Unit Value at end of period	$28.168	$29.632	$28.413	$22.567	$20.178	$21.077	$19.081	$15.684	$22.220	$20.136
Number of Accumulation Units outstanding at end of period (in thousands)	803	1,013	1,338	2,484	2,976	3,440	3,733	3,787	3,781	2,145
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$28.949	$27.813	$22.135	$19.831	$20.756	$18.828	$15.507	$22.013	$19.988	$16.497
Accumulation Unit Value at end of period	$27.463	$28.949	$27.813	$22.135	$19.831	$20.756	$18.828	$15.507	$22.013	$19.988
Number of Accumulation Units outstanding at end of period (in thousands)	96	113	159	208	262	287	306	341	371	294
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$28.949	$27.813	$22.135	$19.831	$20.756	$18.828	$15.507	$22.013	$19.988	$16.497
Accumulation Unit Value at end of period	$27.463	$28.949	$27.813	$22.135	$19.831	$20.756	$18.828	$15.507	$22.013	$19.988
Number of Accumulation Units outstanding at end of period (in thousands)	96	113	159	208	262	287	306	341	371	294
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$28.613	$27.518	$21.922	$19.660	$20.597	$18.703	$15.419	$21.911	$19.915	$16.453
Accumulation Unit Value at end of period	$27.117	$28.613	$27.518	$21.922	$19.660	$20.597	$18.703	$15.419	$21.911	$19.915
Number of Accumulation Units outstanding at end of period (in thousands)	272	359	434	628	738	929	1,091	1,173	1,481	1,299
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.446	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859	$19.879	$16.431
Accumulation Unit Value at end of period	$26.946	$28.446	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859	$19.879
Number of Accumulation Units outstanding at end of period (in thousands)	1,210	1,413	1,638	3,274	4,369	5,160	5,882	6,018	6,390	3,646
With MAV70 Death Benefit and The Hartford's Principal First Preferred

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$28.281	$27.226	$21.711	$19.490	$20.440	$18.579	$15.332	$21.808	$19.842	$16.409
Accumulation Unit Value at end of period	$26.776	$28.281	$27.226	$21.711	$19.490	$20.440	$18.579	$15.332	$21.808	$19.842
Number of Accumulation Units outstanding at end of period (in thousands)	194	224	255	452	549	691	802	862	983	722
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$27.953	$26.937	$21.502	$19.322	$20.284	$18.455	$15.245	$21.707	$19.770	$16.366
Accumulation Unit Value at end of period	$26.439	$27.953	$26.937	$21.502	$19.322	$20.284	$18.455	$15.245	$21.707	$19.770
Number of Accumulation Units outstanding at end of period (in thousands)	384	506	772	1,184	1,618	2,051	2,397	2,519	2,858	2,449
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.953	$26.937	$21.502	$19.322	$20.284	$18.455	$15.245	$21.707	$19.770	$16.366
Accumulation Unit Value at end of period	$26.439	$27.953	$26.937	$21.502	$19.322	$20.284	$18.455	$15.245	$21.707	$19.770
Number of Accumulation Units outstanding at end of period (in thousands)	384	506	772	1,184	1,618	2,051	2,397	2,519	2,858	2,449
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.790	$26.794	$21.398	$19.239	$20.206	$18.394	$15.202	$21.656	$19.733	$16.344
Accumulation Unit Value at end of period	$26.272	$27.790	$26.794	$21.398	$19.239	$20.206	$18.394	$15.202	$21.656	$19.733
Number of Accumulation Units outstanding at end of period (in thousands)	244	290	354	429	548	667	766	804	792	638
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.468	$26.510	$21.192	$19.073	$20.052	$18.272	$15.116	$21.555	$19.661	$16.300
Accumulation Unit Value at end of period	$25.941	$27.468	$26.510	$21.192	$19.073	$20.052	$18.272	$15.116	$21.555	$19.661
Number of Accumulation Units outstanding at end of period (in thousands)	237	272	345	634	864	1,087	1,369	1,476	1,925	1,473
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.308	$26.368	$21.090	$18.990	$19.975	$18.211	$15.073	$21.505	$19.625	$16.278
Accumulation Unit Value at end of period	$25.777	$27.308	$26.368	$21.090	$18.990	$19.975	$18.211	$15.073	$21.505	$19.625
Number of Accumulation Units outstanding at end of period (in thousands)	201	246	338	463	594	747	894	1,045	1,855	2,146
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.149	$26.228	$20.988	$18.908	$19.898	$18.150	$15.031	$—	$—	$—
Accumulation Unit Value at end of period	$25.614	$27.149	$26.228	$20.988	$18.908	$19.898	$18.150	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	230	286	306	258	371	310	123	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.991	$26.089	$20.887	$18.826	$19.822	$18.090	$14.988	$21.405	$19.553	$16.235
Accumulation Unit Value at end of period	$25.453	$26.991	$26.089	$20.887	$18.826	$19.822	$18.090	$14.988	$21.405	$19.553
Number of Accumulation Units outstanding at end of period (in thousands)	267	310	433	598	779	1,000	1,275	1,338	1,293	1,194
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.523	$25.674	$20.586	$18.583	$19.596	$17.910	$14.861	$—	$—	$—
Accumulation Unit Value at end of period	$24.974	$26.523	$25.674	$20.586	$18.583	$19.596	$17.910	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	16	22	36	53	80	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.215	$25.402	$20.388	$18.422	$19.446	$17.790	$14.777	$—	$—	$—
Accumulation Unit Value at end of period	$24.659	$26.215	$25.402	$20.388	$18.422	$19.446	$17.790	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	242	262	299	227	283	322	113	—	—	—

21

22

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$15.801	$15.201	$11.285	$10.542	$11.304	$9.930	$7.622	$12.028	$10.739	$10.419
Accumulation Unit Value at end of period	$16.157	$15.801	$15.201	$11.285	$10.542	$11.304	$9.930	$7.622	$12.028	$10.739
Number of Accumulation Units outstanding at end of period (in thousands)	39	43	84	105	147	147	144	156	191	134
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.724	$15.134	$11.241	$10.506	$11.271	$9.906	$7.608	$—	$—	$—
Accumulation Unit Value at end of period	$16.069	$15.724	$15.134	$11.241	$10.506	$11.271	$9.906	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	81	104	61	73	77	51	27	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.647	$15.067	$11.197	$10.470	$11.238	$9.882	$7.593	$11.994	$10.719	$10.411
Accumulation Unit Value at end of period	$15.982	$15.647	$15.067	$11.197	$10.470	$11.238	$9.882	$7.593	$11.994	$10.719
Number of Accumulation Units outstanding at end of period (in thousands)	56	76	88	127	123	122	149	78	62	50
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.418	$14.868	$11.066	$10.364	$11.140	$9.810	$7.550	$—	$—	$—
Accumulation Unit Value at end of period	$15.725	$15.418	$14.868	$11.066	$10.364	$11.140	$9.810	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	5	8	8	11	12	13	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.267	$14.738	$10.980	$10.293	$11.075	$9.763	$7.521	$—	$—	$—
Accumulation Unit Value at end of period	$15.555	$15.267	$14.738	$10.980	$10.293	$11.075	$9.763	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	38	40	62	57	32	28	12	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.731	$21.054	$18.729	$16.852	$16.683	$15.008	$11.218	$16.165	$15.791	$13.537
Accumulation Unit Value at end of period	$19.927	$21.731	$21.054	$18.729	$16.852	$16.683	$15.008	$11.218	$16.165	$15.791
Number of Accumulation Units outstanding at end of period (in thousands)	3,550	4,468	5,892	12,409	14,274	15,966	17,350	18,779	18,719	10,651
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$21.176	$20.558	$18.325	$16.521	$16.388	$14.772	$11.064	$15.975	$15.637	$13.431
Accumulation Unit Value at end of period	$19.380	$21.176	$20.558	$18.325	$16.521	$16.388	$14.772	$11.064	$15.975	$15.637
Number of Accumulation Units outstanding at end of period (in thousands)	413	525	697	1,028	1,380	1,584	1,694	1,858	2,143	1,904
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.176	$20.558	$18.325	$16.521	$16.388	$14.772	$11.064	$15.975	$15.637	$13.431
Accumulation Unit Value at end of period	$19.380	$21.176	$20.558	$18.325	$16.521	$16.388	$14.772	$11.064	$15.975	$15.637
Number of Accumulation Units outstanding at end of period (in thousands)	413	525	697	1,028	1,380	1,584	1,694	1,858	2,143	1,904
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$20.910	$20.320	$18.130	$16.362	$16.247	$14.659	$10.991	$15.884	$15.564	$13.382
Accumulation Unit Value at end of period	$19.117	$20.910	$20.320	$18.130	$16.362	$16.247	$14.659	$10.991	$15.884	$15.564
Number of Accumulation Units outstanding at end of period (in thousands)	1,238	1,623	2,113	3,231	4,039	4,762	5,520	6,439	7,494	6,794
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.778	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954	$15.839	$15.528	$13.357
Accumulation Unit Value at end of period	$18.987	$20.778	$20.202	$18.034	$16.283	$16.176	$14.603	$10.954	$15.839	$15.528
Number of Accumulation Units outstanding at end of period (in thousands)	5,178	6,576	8,366	18,783	23,140	27,757	31,451	34,640	35,938	21,983

23

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.647	$20.084	$17.938	$16.204	$16.106	$14.547	$10.918	$15.795	$15.491	$13.333
Accumulation Unit Value at end of period	$18.857	$20.647	$20.084	$17.938	$16.204	$16.106	$14.547	$10.918	$15.795	$15.491
Number of Accumulation Units outstanding at end of period (in thousands)	683	877	1,054	1,806	2,241	2,721	3,336	3,948	4,952	3,954
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.387	$19.851	$17.747	$16.048	$15.967	$14.436	$10.845	$15.705	$15.419	$13.284
Accumulation Unit Value at end of period	$18.601	$20.387	$19.851	$17.747	$16.048	$15.967	$14.436	$10.845	$15.705	$15.419
Number of Accumulation Units outstanding at end of period (in thousands)	2,330	3,239	4,576	6,674	8,744	10,668	12,319	13,634	15,038	13,232
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.387	$19.851	$17.747	$16.048	$15.967	$14.436	$10.845	$15.705	$15.419	$13.284
Accumulation Unit Value at end of period	$18.601	$20.387	$19.851	$17.747	$16.048	$15.967	$14.436	$10.845	$15.705	$15.419
Number of Accumulation Units outstanding at end of period (in thousands)	2,330	3,239	4,576	6,674	8,744	10,668	12,319	13,634	15,038	13,232
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.258	$19.736	$17.653	$15.971	$15.898	$14.381	$10.809	$15.661	$15.383	$13.260
Accumulation Unit Value at end of period	$18.474	$20.258	$19.736	$17.653	$15.971	$15.898	$14.381	$10.809	$15.661	$15.383
Number of Accumulation Units outstanding at end of period (in thousands)	947	1,155	1,424	1,948	2,524	3,292	3,947	4,434	4,510	3,795
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.003	$19.507	$17.466	$15.817	$15.761	$14.271	$10.737	$15.572	$15.312	$13.211
Accumulation Unit Value at end of period	$18.224	$20.003	$19.507	$17.466	$15.817	$15.761	$14.271	$10.737	$15.572	$15.312
Number of Accumulation Units outstanding at end of period (in thousands)	1,182	1,462	1,806	3,384	4,660	5,732	6,844	7,492	9,124	7,699
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.877	$19.393	$17.373	$15.741	$15.693	$14.216	$10.701	$15.528	$15.276	$13.187
Accumulation Unit Value at end of period	$18.100	$19.877	$19.393	$17.373	$15.741	$15.693	$14.216	$10.701	$15.528	$15.276
Number of Accumulation Units outstanding at end of period (in thousands)	1,294	1,620	2,093	2,696	3,390	4,367	5,522	6,839	10,866	13,357
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.769	$19.297	$17.296	$15.679	$15.639	$14.174	$10.675	$—	$—	$—
Accumulation Unit Value at end of period	$17.992	$19.769	$19.297	$17.296	$15.679	$15.639	$14.174	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,243	1,503	1,686	1,429	1,424	1,061	469	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.634	$19.176	$17.195	$15.595	$15.563	$14.113	$10.634	$15.446	$15.211	$13.144
Accumulation Unit Value at end of period	$17.861	$19.634	$19.176	$17.195	$15.595	$15.563	$14.113	$10.634	$15.446	$15.211
Number of Accumulation Units outstanding at end of period (in thousands)	1,046	1,316	1,850	2,732	3,668	4,543	5,349	5,788	6,167	5,986
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.276	$18.855	$16.933	$15.380	$15.372	$13.960	$10.535	$—	$—	$—
Accumulation Unit Value at end of period	$17.509	$19.276	$18.855	$16.933	$15.380	$15.372	$13.960	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	61	78	88	132	162	207	279	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.031	$18.634	$16.751	$15.231	$15.237	$13.852	$10.464	$—	$—	$—
Accumulation Unit Value at end of period	$17.269	$19.031	$18.634	$16.751	$15.231	$15.237	$13.852	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	888	1,083	1,195	1,044	1,096	847	377	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.461	$15.737	$12.400	$11.185	$11.510	$10.455	$8.169	$12.646	$12.066	$11.029
Accumulation Unit Value at end of period	$18.195	$17.461	$15.737	$12.400	$11.185	$11.510	$10.455	$8.169	$12.646	$12.066
Number of Accumulation Units outstanding at end of period (in thousands)	412	532	664	1,234	1,449	1,630	1,765	1,841	1,911	1,569
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$17.015	$15.366	$12.132	$10.965	$11.307	$10.291	$8.056	$12.497	$11.948	$10.942
Accumulation Unit Value at end of period	$17.696	$17.015	$15.366	$12.132	$10.965	$11.307	$10.291	$8.056	$12.497	$11.948
Number of Accumulation Units outstanding at end of period (in thousands)	68	74	112	162	212	249	290	304	334	326
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.015	$15.366	$12.132	$10.965	$11.307	$10.291	$8.056	$12.497	$11.948	$10.942
Accumulation Unit Value at end of period	$17.696	$17.015	$15.366	$12.132	$10.965	$11.307	$10.291	$8.056	$12.497	$11.948
Number of Accumulation Units outstanding at end of period (in thousands)	68	74	112	162	212	249	290	304	334	326
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.801	$15.188	$12.003	$10.860	$11.209	$10.212	$8.003	$12.427	$11.893	$10.902
Accumulation Unit Value at end of period	$17.456	$16.801	$15.188	$12.003	$10.860	$11.209	$10.212	$8.003	$12.427	$11.893
Number of Accumulation Units outstanding at end of period (in thousands)	209	237	279	354	466	554	640	754	868	914
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.695	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976	$12.392	$11.865	$10.882
Accumulation Unit Value at end of period	$17.337	$16.695	$15.100	$11.940	$10.807	$11.161	$10.173	$7.976	$12.392	$11.865
Number of Accumulation Units outstanding at end of period (in thousands)	583	660	816	1,436	1,754	2,121	2,435	2,772	3,208	2,681
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.589	$15.012	$11.876	$10.755	$11.112	$10.134	$7.949	$12.356	$11.837	$10.862
Accumulation Unit Value at end of period	$17.218	$16.589	$15.012	$11.876	$10.755	$11.112	$10.134	$7.949	$12.356	$11.837
Number of Accumulation Units outstanding at end of period (in thousands)	46	44	52	121	108	137	195	226	254	292
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.381	$14.838	$11.750	$10.651	$11.016	$10.057	$7.897	$12.287	$11.782	$10.823
Accumulation Unit Value at end of period	$16.985	$16.381	$14.838	$11.750	$10.651	$11.016	$10.057	$7.897	$12.287	$11.782
Number of Accumulation Units outstanding at end of period (in thousands)	343	443	590	884	1,219	1,587	1,861	2,072	2,236	2,303
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.381	$14.838	$11.750	$10.651	$11.016	$10.057	$7.897	$12.287	$11.782	$10.823
Accumulation Unit Value at end of period	$16.985	$16.381	$14.838	$11.750	$10.651	$11.016	$10.057	$7.897	$12.287	$11.782
Number of Accumulation Units outstanding at end of period (in thousands)	343	443	590	884	1,219	1,587	1,861	2,072	2,236	2,303
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.277	$14.751	$11.687	$10.600	$10.969	$10.018	$7.870	$12.252	$11.754	$10.803
Accumulation Unit Value at end of period	$16.869	$16.277	$14.751	$11.687	$10.600	$10.969	$10.018	$7.870	$12.252	$11.754
Number of Accumulation Units outstanding at end of period (in thousands)	111	146	187	232	293	364	469	494	507	474
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.072	$14.580	$11.563	$10.498	$10.874	$9.941	$7.818	$12.183	$11.700	$10.763
Accumulation Unit Value at end of period	$16.640	$16.072	$14.580	$11.563	$10.498	$10.874	$9.941	$7.818	$12.183	$11.700
Number of Accumulation Units outstanding at end of period (in thousands)	143	188	233	392	514	646	847	960	1,091	1,015
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$15.971	$14.495	$11.502	$10.447	$10.827	$9.903	$7.792	$12.148	$11.672	$10.743
Accumulation Unit Value at end of period	$16.527	$15.971	$14.495	$11.502	$10.447	$10.827	$9.903	$7.792	$12.148	$11.672
Number of Accumulation Units outstanding at end of period (in thousands)	175	225	164	216	294	384	475	595	966	1,302
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.884	$14.424	$11.451	$10.406	$10.790	$9.874	$7.773	$—	$—	$—
Accumulation Unit Value at end of period	$16.428	$15.884	$14.424	$11.451	$10.406	$10.790	$9.874	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	215	236	252	215	242	165	77	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.775	$14.332	$11.384	$10.351	$10.738	$9.831	$7.743	$12.084	$11.622	$10.708
Accumulation Unit Value at end of period	$16.308	$15.775	$14.332	$11.384	$10.351	$10.738	$9.831	$7.743	$12.084	$11.622
Number of Accumulation Units outstanding at end of period (in thousands)	253	328	383	550	756	933	1,147	1,283	1,362	1,472
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.488	$14.092	$11.210	$10.208	$10.605	$9.725	$7.671	$—	$—	$—
Accumulation Unit Value at end of period	$15.987	$15.488	$14.092	$11.210	$10.208	$10.605	$9.725	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	35	17	23	32	34	39	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.291	$13.927	$11.090	$10.109	$10.513	$9.649	$7.619	$—	$—	$—
Accumulation Unit Value at end of period	$15.768	$15.291	$13.927	$11.090	$10.109	$10.513	$9.649	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	152	170	164	183	237	178	66	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.632	$28.413	$22.567	$20.178	$21.077	$19.081	$15.684	$22.220	$20.136	$16.585
Accumulation Unit Value at end of period	$28.168	$29.632	$28.413	$22.567	$20.178	$21.077	$19.081	$15.684	$22.220	$20.136
Number of Accumulation Units outstanding at end of period (in thousands)	803	1,013	1,338	2,484	2,976	3,440	3,733	3,787	3,781	2,145
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$28.949	$27.813	$22.135	$19.831	$20.756	$18.828	$15.507	$22.013	$19.988	$16.497
Accumulation Unit Value at end of period	$27.463	$28.949	$27.813	$22.135	$19.831	$20.756	$18.828	$15.507	$22.013	$19.988
Number of Accumulation Units outstanding at end of period (in thousands)	96	113	159	208	262	287	306	341	371	294
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$28.949	$27.813	$22.135	$19.831	$20.756	$18.828	$15.507	$22.013	$19.988	$16.497
Accumulation Unit Value at end of period	$27.463	$28.949	$27.813	$22.135	$19.831	$20.756	$18.828	$15.507	$22.013	$19.988
Number of Accumulation Units outstanding at end of period (in thousands)	96	113	159	208	262	287	306	341	371	294
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$28.613	$27.518	$21.922	$19.660	$20.597	$18.703	$15.419	$21.911	$19.915	$16.453
Accumulation Unit Value at end of period	$27.117	$28.613	$27.518	$21.922	$19.660	$20.597	$18.703	$15.419	$21.911	$19.915
Number of Accumulation Units outstanding at end of period (in thousands)	272	359	434	628	738	929	1,091	1,173	1,481	1,299
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.446	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859	$19.879	$16.431
Accumulation Unit Value at end of period	$26.946	$28.446	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859	$19.879
Number of Accumulation Units outstanding at end of period (in thousands)	1,210	1,413	1,638	3,274	4,369	5,160	5,882	6,018	6,390	3,646
With MAV70 Death Benefit and The Hartford's Principal First Preferred

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$28.281	$27.226	$21.711	$19.490	$20.440	$18.579	$15.332	$21.808	$19.842	$16.409
Accumulation Unit Value at end of period	$26.776	$28.281	$27.226	$21.711	$19.490	$20.440	$18.579	$15.332	$21.808	$19.842
Number of Accumulation Units outstanding at end of period (in thousands)	194	224	255	452	549	691	802	862	983	722
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$27.953	$26.937	$21.502	$19.322	$20.284	$18.455	$15.245	$21.707	$19.770	$16.366
Accumulation Unit Value at end of period	$26.439	$27.953	$26.937	$21.502	$19.322	$20.284	$18.455	$15.245	$21.707	$19.770
Number of Accumulation Units outstanding at end of period (in thousands)	384	506	772	1,184	1,618	2,051	2,397	2,519	2,858	2,449
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.953	$26.937	$21.502	$19.322	$20.284	$18.455	$15.245	$21.707	$19.770	$16.366
Accumulation Unit Value at end of period	$26.439	$27.953	$26.937	$21.502	$19.322	$20.284	$18.455	$15.245	$21.707	$19.770
Number of Accumulation Units outstanding at end of period (in thousands)	384	506	772	1,184	1,618	2,051	2,397	2,519	2,858	2,449
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.790	$26.794	$21.398	$19.239	$20.206	$18.394	$15.202	$21.656	$19.733	$16.344
Accumulation Unit Value at end of period	$26.272	$27.790	$26.794	$21.398	$19.239	$20.206	$18.394	$15.202	$21.656	$19.733
Number of Accumulation Units outstanding at end of period (in thousands)	244	290	354	429	548	667	766	804	792	638
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.468	$26.510	$21.192	$19.073	$20.052	$18.272	$15.116	$21.555	$19.661	$16.300
Accumulation Unit Value at end of period	$25.941	$27.468	$26.510	$21.192	$19.073	$20.052	$18.272	$15.116	$21.555	$19.661
Number of Accumulation Units outstanding at end of period (in thousands)	237	272	345	634	864	1,087	1,369	1,476	1,925	1,473
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.308	$26.368	$21.090	$18.990	$19.975	$18.211	$15.073	$21.505	$19.625	$16.278
Accumulation Unit Value at end of period	$25.777	$27.308	$26.368	$21.090	$18.990	$19.975	$18.211	$15.073	$21.505	$19.625
Number of Accumulation Units outstanding at end of period (in thousands)	201	246	338	463	594	747	894	1,045	1,855	2,146
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.149	$26.228	$20.988	$18.908	$19.898	$18.150	$15.031	$—	$—	$—
Accumulation Unit Value at end of period	$25.614	$27.149	$26.228	$20.988	$18.908	$19.898	$18.150	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	230	286	306	258	371	310	123	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.991	$26.089	$20.887	$18.826	$19.822	$18.090	$14.988	$21.405	$19.553	$16.235
Accumulation Unit Value at end of period	$25.453	$26.991	$26.089	$20.887	$18.826	$19.822	$18.090	$14.988	$21.405	$19.553
Number of Accumulation Units outstanding at end of period (in thousands)	267	310	433	598	779	1,000	1,275	1,338	1,293	1,194
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.523	$25.674	$20.586	$18.583	$19.596	$17.910	$14.861	$—	$—	$—
Accumulation Unit Value at end of period	$24.974	$26.523	$25.674	$20.586	$18.583	$19.596	$17.910	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	16	22	36	53	80	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.215	$25.402	$20.388	$18.422	$19.446	$17.790	$14.777	$—	$—	$—
Accumulation Unit Value at end of period	$24.659	$26.215	$25.402	$20.388	$18.422	$19.446	$17.790	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	242	262	299	227	283	322	113	—	—	—

24

25

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$15.971	$14.495	$11.502	$10.447	$10.827	$9.903	$7.792	$12.148	$11.672	$10.743
Accumulation Unit Value at end of period	$16.527	$15.971	$14.495	$11.502	$10.447	$10.827	$9.903	$7.792	$12.148	$11.672
Number of Accumulation Units outstanding at end of period (in thousands)	175	225	164	216	294	384	475	595	966	1,302
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.884	$14.424	$11.451	$10.406	$10.790	$9.874	$7.773	$—	$—	$—
Accumulation Unit Value at end of period	$16.428	$15.884	$14.424	$11.451	$10.406	$10.790	$9.874	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	215	236	252	215	242	165	77	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.775	$14.332	$11.384	$10.351	$10.738	$9.831	$7.743	$12.084	$11.622	$10.708
Accumulation Unit Value at end of period	$16.308	$15.775	$14.332	$11.384	$10.351	$10.738	$9.831	$7.743	$12.084	$11.622
Number of Accumulation Units outstanding at end of period (in thousands)	253	328	383	550	756	933	1,147	1,283	1,362	1,472
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.488	$14.092	$11.210	$10.208	$10.605	$9.725	$7.671	$—	$—	$—
Accumulation Unit Value at end of period	$15.987	$15.488	$14.092	$11.210	$10.208	$10.605	$9.725	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	35	17	23	32	34	39	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.291	$13.927	$11.090	$10.109	$10.513	$9.649	$7.619	$—	$—	$—
Accumulation Unit Value at end of period	$15.768	$15.291	$13.927	$11.090	$10.109	$10.513	$9.649	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	152	170	164	183	237	178	66	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.632	$28.413	$22.567	$20.178	$21.077	$19.081	$15.684	$22.220	$20.136	$16.585
Accumulation Unit Value at end of period	$28.168	$29.632	$28.413	$22.567	$20.178	$21.077	$19.081	$15.684	$22.220	$20.136
Number of Accumulation Units outstanding at end of period (in thousands)	803	1,013	1,338	2,484	2,976	3,440	3,733	3,787	3,781	2,145
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$28.949	$27.813	$22.135	$19.831	$20.756	$18.828	$15.507	$22.013	$19.988	$16.497
Accumulation Unit Value at end of period	$27.463	$28.949	$27.813	$22.135	$19.831	$20.756	$18.828	$15.507	$22.013	$19.988
Number of Accumulation Units outstanding at end of period (in thousands)	96	113	159	208	262	287	306	341	371	294
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$28.949	$27.813	$22.135	$19.831	$20.756	$18.828	$15.507	$22.013	$19.988	$16.497
Accumulation Unit Value at end of period	$27.463	$28.949	$27.813	$22.135	$19.831	$20.756	$18.828	$15.507	$22.013	$19.988
Number of Accumulation Units outstanding at end of period (in thousands)	96	113	159	208	262	287	306	341	371	294
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$28.613	$27.518	$21.922	$19.660	$20.597	$18.703	$15.419	$21.911	$19.915	$16.453
Accumulation Unit Value at end of period	$27.117	$28.613	$27.518	$21.922	$19.660	$20.597	$18.703	$15.419	$21.911	$19.915
Number of Accumulation Units outstanding at end of period (in thousands)	272	359	434	628	738	929	1,091	1,173	1,481	1,299
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.446	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859	$19.879	$16.431
Accumulation Unit Value at end of period	$26.946	$28.446	$27.372	$21.816	$19.575	$20.518	$18.641	$15.375	$21.859	$19.879
Number of Accumulation Units outstanding at end of period (in thousands)	1,210	1,413	1,638	3,274	4,369	5,160	5,882	6,018	6,390	3,646
With MAV70 Death Benefit and The Hartford's Principal First Preferred

26

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$28.281	$27.226	$21.711	$19.490	$20.440	$18.579	$15.332	$21.808	$19.842	$16.409
Accumulation Unit Value at end of period	$26.776	$28.281	$27.226	$21.711	$19.490	$20.440	$18.579	$15.332	$21.808	$19.842
Number of Accumulation Units outstanding at end of period (in thousands)	194	224	255	452	549	691	802	862	983	722
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$27.953	$26.937	$21.502	$19.322	$20.284	$18.455	$15.245	$21.707	$19.770	$16.366
Accumulation Unit Value at end of period	$26.439	$27.953	$26.937	$21.502	$19.322	$20.284	$18.455	$15.245	$21.707	$19.770
Number of Accumulation Units outstanding at end of period (in thousands)	384	506	772	1,184	1,618	2,051	2,397	2,519	2,858	2,449
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.953	$26.937	$21.502	$19.322	$20.284	$18.455	$15.245	$21.707	$19.770	$16.366
Accumulation Unit Value at end of period	$26.439	$27.953	$26.937	$21.502	$19.322	$20.284	$18.455	$15.245	$21.707	$19.770
Number of Accumulation Units outstanding at end of period (in thousands)	384	506	772	1,184	1,618	2,051	2,397	2,519	2,858	2,449
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.790	$26.794	$21.398	$19.239	$20.206	$18.394	$15.202	$21.656	$19.733	$16.344
Accumulation Unit Value at end of period	$26.272	$27.790	$26.794	$21.398	$19.239	$20.206	$18.394	$15.202	$21.656	$19.733
Number of Accumulation Units outstanding at end of period (in thousands)	244	290	354	429	548	667	766	804	792	638
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.468	$26.510	$21.192	$19.073	$20.052	$18.272	$15.116	$21.555	$19.661	$16.300
Accumulation Unit Value at end of period	$25.941	$27.468	$26.510	$21.192	$19.073	$20.052	$18.272	$15.116	$21.555	$19.661
Number of Accumulation Units outstanding at end of period (in thousands)	237	272	345	634	864	1,087	1,369	1,476	1,925	1,473
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.308	$26.368	$21.090	$18.990	$19.975	$18.211	$15.073	$21.505	$19.625	$16.278
Accumulation Unit Value at end of period	$25.777	$27.308	$26.368	$21.090	$18.990	$19.975	$18.211	$15.073	$21.505	$19.625
Number of Accumulation Units outstanding at end of period (in thousands)	201	246	338	463	594	747	894	1,045	1,855	2,146
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.149	$26.228	$20.988	$18.908	$19.898	$18.150	$15.031	$—	$—	$—
Accumulation Unit Value at end of period	$25.614	$27.149	$26.228	$20.988	$18.908	$19.898	$18.150	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	230	286	306	258	371	310	123	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.991	$26.089	$20.887	$18.826	$19.822	$18.090	$14.988	$21.405	$19.553	$16.235
Accumulation Unit Value at end of period	$25.453	$26.991	$26.089	$20.887	$18.826	$19.822	$18.090	$14.988	$21.405	$19.553
Number of Accumulation Units outstanding at end of period (in thousands)	267	310	433	598	779	1,000	1,275	1,338	1,293	1,194
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.523	$25.674	$20.586	$18.583	$19.596	$17.910	$14.861	$—	$—	$—
Accumulation Unit Value at end of period	$24.974	$26.523	$25.674	$20.586	$18.583	$19.596	$17.910	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	16	22	36	53	80	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.215	$25.402	$20.388	$18.422	$19.446	$17.790	$14.777	$—	$—	$—
Accumulation Unit Value at end of period	$24.659	$26.215	$25.402	$20.388	$18.422	$19.446	$17.790	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	242	262	299	227	283	322	113	—	—	—

27

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.780	$23.447	$18.529	$16.439	$16.838	$15.349	$12.342	$19.892	$19.484	$16.683
Accumulation Unit Value at end of period	$23.241	$24.780	$23.447	$18.529	$16.439	$16.838	$15.349	$12.342	$19.892	$19.484
Number of Accumulation Units outstanding at end of period (in thousands)	2,094	2,551	3,444	4,869	5,865	6,746	7,420	8,036	8,185	5,008
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$21.678	$20.553	$16.274	$14.468	$14.849	$13.562	$10.928	$17.647	$17.320	$14.859
Accumulation Unit Value at end of period	$20.291	$21.678	$20.553	$16.274	$14.468	$14.849	$13.562	$10.928	$17.647	$17.320
Number of Accumulation Units outstanding at end of period (in thousands)	351	436	571	785	1,001	1,152	1,285	1,384	1,556	1,524
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.678	$20.553	$16.274	$14.468	$14.849	$13.562	$10.928	$17.647	$17.320	$14.859
Accumulation Unit Value at end of period	$20.291	$21.678	$20.553	$16.274	$14.468	$14.849	$13.562	$10.928	$17.647	$17.320
Number of Accumulation Units outstanding at end of period (in thousands)	351	436	571	785	1,001	1,152	1,285	1,384	1,556	1,524
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.344	$20.257	$16.056	$14.288	$14.679	$13.420	$10.824	$17.498	$17.191	$14.763
Accumulation Unit Value at end of period	$19.959	$21.344	$20.257	$16.056	$14.288	$14.679	$13.420	$10.824	$17.498	$17.191
Number of Accumulation Units outstanding at end of period (in thousands)	1,011	1,217	1,552	2,008	2,472	2,946	3,568	4,577	6,057	6,545
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.399	$19.370	$15.360	$13.676	$14.057	$12.858	$10.376	$16.782	$16.495	$14.173
Accumulation Unit Value at end of period	$19.065	$20.399	$19.370	$15.360	$13.676	$14.057	$12.858	$10.376	$16.782	$16.495
Number of Accumulation Units outstanding at end of period (in thousands)	4,312	5,064	6,426	9,256	11,729	14,405	16,807	19,312	21,739	15,947
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.083	$20.028	$15.891	$14.155	$14.557	$13.322	$10.756	$17.405	$17.116	$14.714
Accumulation Unit Value at end of period	$19.694	$21.083	$20.028	$15.891	$14.155	$14.557	$13.322	$10.756	$17.405	$17.116
Number of Accumulation Units outstanding at end of period (in thousands)	523	632	802	1,136	1,422	1,849	2,349	2,790	3,927	4,023
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.968	$18.988	$15.081	$13.447	$13.842	$12.681	$10.248	$16.600	$16.342	$14.062
Accumulation Unit Value at end of period	$18.634	$19.968	$18.988	$15.081	$13.447	$13.842	$12.681	$10.248	$16.600	$16.342
Number of Accumulation Units outstanding at end of period (in thousands)	1,136	1,553	2,206	3,396	4,627	5,947	7,101	7,859	9,098	8,358
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.968	$18.988	$15.081	$13.447	$13.842	$12.681	$10.248	$16.600	$16.342	$14.062
Accumulation Unit Value at end of period	$18.634	$19.968	$18.988	$15.081	$13.447	$13.842	$12.681	$10.248	$16.600	$16.342
Number of Accumulation Units outstanding at end of period (in thousands)	1,136	1,553	2,206	3,396	4,627	5,947	7,101	7,859	9,098	8,358
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.839	$18.875	$14.999	$13.380	$13.781	$12.631	$10.213	$16.551	$16.301	$14.034
Accumulation Unit Value at end of period	$18.505	$19.839	$18.875	$14.999	$13.380	$13.781	$12.631	$10.213	$16.551	$16.301
Number of Accumulation Units outstanding at end of period (in thousands)	843	995	1,197	1,649	2,091	2,612	3,196	3,631	3,720	3,350
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.289	$19.323	$15.369	$13.725	$14.150	$12.982	$10.507	$17.045	$16.805	$14.482
Accumulation Unit Value at end of period	$18.905	$20.289	$19.323	$15.369	$13.725	$14.150	$12.982	$10.507	$17.045	$16.805
Number of Accumulation Units outstanding at end of period (in thousands)	1,128	1,352	1,667	2,024	2,696	3,462	4,441	5,109	7,090	7,282
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)

28

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$19.420	$18.504	$14.725	$13.156	$13.571	$12.457	$10.087	$16.372	$16.149	$13.924
Accumulation Unit Value at end of period	$18.086	$19.420	$18.504	$14.725	$13.156	$13.571	$12.457	$10.087	$16.372	$16.149
Number of Accumulation Units outstanding at end of period (in thousands)	993	1,201	1,577	2,221	2,868	3,817	4,891	6,047	9,958	13,231
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.186	$19.244	$15.322	$13.696	$14.134	$12.981	$10.517	$—	$—	$—
Accumulation Unit Value at end of period	$18.790	$20.186	$19.244	$15.322	$13.696	$14.134	$12.981	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	618	681	772	696	748	598	285	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.914	$18.994	$15.131	$13.532	$13.972	$12.838	$10.406	$16.907	$16.694	$14.408
Accumulation Unit Value at end of period	$18.528	$19.914	$18.994	$15.131	$13.532	$13.972	$12.838	$10.406	$16.907	$16.694
Number of Accumulation Units outstanding at end of period (in thousands)	718	889	1,182	1,792	2,449	3,115	3,784	4,203	4,197	4,035
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.833	$17.990	$14.352	$12.855	$13.293	$12.232	$9.930	$—	$—	$—
Accumulation Unit Value at end of period	$17.496	$18.833	$17.990	$14.352	$12.855	$13.293	$12.232	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	81	95	107	153	202	243	296	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.594	$17.779	$14.198	$12.730	$13.176	$12.138	$9.863	$—	$—	$—
Accumulation Unit Value at end of period	$17.256	$18.594	$17.779	$14.198	$12.730	$13.176	$12.138	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	793	886	873	760	889	701	374	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.575	$21.979	$17.177	$15.551	$14.870	$12.493	$10.791	$15.004	$15.628	$13.525
Accumulation Unit Value at end of period	$22.411	$23.575	$21.979	$17.177	$15.551	$14.870	$12.493	$10.791	$15.004	$15.628
Number of Accumulation Units outstanding at end of period (in thousands)	2,656	3,184	4,396	7,125	8,103	8,505	8,900	9,731	9,602	5,616
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$23.031	$21.515	$16.848	$15.283	$14.644	$12.327	$10.669	$14.865	$15.514	$13.453
Accumulation Unit Value at end of period	$21.850	$23.031	$21.515	$16.848	$15.283	$14.644	$12.327	$10.669	$14.865	$15.514
Number of Accumulation Units outstanding at end of period (in thousands)	202	272	378	510	612	679	684	724	813	777
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$23.031	$21.515	$16.848	$15.283	$14.644	$12.327	$10.669	$14.865	$15.514	$13.453
Accumulation Unit Value at end of period	$21.850	$23.031	$21.515	$16.848	$15.283	$14.644	$12.327	$10.669	$14.865	$15.514
Number of Accumulation Units outstanding at end of period (in thousands)	202	272	378	510	612	679	684	724	813	777
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$22.764	$21.286	$16.686	$15.151	$14.532	$12.245	$10.609	$14.795	$15.457	$13.417
Accumulation Unit Value at end of period	$21.575	$22.764	$21.286	$16.686	$15.151	$14.532	$12.245	$10.609	$14.795	$15.457
Number of Accumulation Units outstanding at end of period (in thousands)	781	985	1,250	1,654	1,902	2,162	2,300	2,701	3,017	2,775
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.632	$21.173	$16.606	$15.086	$14.476	$12.205	$10.579	$14.761	$15.429	$13.399
Accumulation Unit Value at end of period	$21.439	$22.632	$21.173	$16.606	$15.086	$14.476	$12.205	$10.579	$14.761	$15.429
Number of Accumulation Units outstanding at end of period (in thousands)	3,935	4,645	5,783	8,939	10,804	12,444	13,263	14,569	15,008	8,977

29

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.500	$21.060	$16.526	$15.020	$14.421	$12.164	$10.549	$14.726	$15.400	$13.381
Accumulation Unit Value at end of period	$21.303	$22.500	$21.060	$16.526	$15.020	$14.421	$12.164	$10.549	$14.726	$15.400
Number of Accumulation Units outstanding at end of period (in thousands)	363	460	543	825	937	1,087	1,138	1,306	1,634	1,212
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.239	$20.837	$16.366	$14.891	$14.311	$12.083	$10.489	$14.658	$15.344	$13.345
Accumulation Unit Value at end of period	$21.035	$22.239	$20.837	$16.366	$14.891	$14.311	$12.083	$10.489	$14.658	$15.344
Number of Accumulation Units outstanding at end of period (in thousands)	1,222	1,673	2,394	3,410	4,625	5,505	6,019	6,643	7,375	6,669
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.239	$20.837	$16.366	$14.891	$14.311	$12.083	$10.489	$14.658	$15.344	$13.345
Accumulation Unit Value at end of period	$21.035	$22.239	$20.837	$16.366	$14.891	$14.311	$12.083	$10.489	$14.658	$15.344
Number of Accumulation Units outstanding at end of period (in thousands)	1,222	1,673	2,394	3,410	4,625	5,505	6,019	6,643	7,375	6,669
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.110	$20.726	$16.288	$14.826	$14.256	$12.043	$10.460	$14.624	$15.316	$13.328
Accumulation Unit Value at end of period	$20.902	$22.110	$20.726	$16.288	$14.826	$14.256	$12.043	$10.460	$14.624	$15.316
Number of Accumulation Units outstanding at end of period (in thousands)	394	475	623	815	1,038	1,176	1,291	1,482	1,557	1,366
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.853	$20.506	$16.131	$14.698	$14.147	$11.963	$10.401	$14.555	$15.260	$13.292
Accumulation Unit Value at end of period	$20.639	$21.853	$20.506	$16.131	$14.698	$14.147	$11.963	$10.401	$14.555	$15.260
Number of Accumulation Units outstanding at end of period (in thousands)	879	1,102	1,304	2,007	2,544	3,082	3,247	3,640	3,902	3,344
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.726	$20.397	$16.053	$14.635	$14.093	$11.923	$10.371	$14.522	$15.232	$13.274
Accumulation Unit Value at end of period	$20.509	$21.726	$20.397	$16.053	$14.635	$14.093	$11.923	$10.371	$14.522	$15.232
Number of Accumulation Units outstanding at end of period (in thousands)	415	508	685	938	1,211	1,525	1,749	2,152	3,507	4,675
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.599	$20.288	$15.976	$14.571	$14.039	$11.883	$10.342	$—	$—	$—
Accumulation Unit Value at end of period	$20.379	$21.599	$20.288	$15.976	$14.571	$14.039	$11.883	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	716	814	889	783	839	426	107	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.474	$20.180	$15.898	$14.508	$13.985	$11.844	$10.312	$14.454	$15.176	$13.239
Accumulation Unit Value at end of period	$20.250	$21.474	$20.180	$15.898	$14.508	$13.985	$11.844	$10.312	$14.454	$15.176
Number of Accumulation Units outstanding at end of period (in thousands)	648	778	1,015	1,370	1,696	1,950	2,167	2,455	2,833	3,074
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.101	$19.860	$15.669	$14.321	$13.825	$11.726	$10.225	$—	$—	$—
Accumulation Unit Value at end of period	$19.869	$21.101	$19.860	$15.669	$14.321	$13.825	$11.726	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	47	54	60	79	105	153	187	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.856	$19.649	$15.519	$14.197	$13.719	$11.648	$10.167	$—	$—	$—
Accumulation Unit Value at end of period	$19.619	$20.856	$19.649	$15.519	$14.197	$13.719	$11.648	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	472	560	633	599	568	391	133	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.579	$14.693	$10.932	$9.359	$9.857	$7.792	$6.115	$9.253	$9.254	$—
Accumulation Unit Value at end of period	$13.321	$14.579	$14.693	$10.932	$9.359	$9.857	$7.792	$6.115	$9.253	$—
Number of Accumulation Units outstanding at end of period (in thousands)	306	406	547	495	557	757	455	285	7	—
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$14.368	$14.510	$10.817	$9.279	$9.793	$7.756	$6.099	$9.248	$9.251	$—
Accumulation Unit Value at end of period	$13.102	$14.368	$14.510	$10.817	$9.279	$9.793	$7.756	$6.099	$9.248	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	22	25	24	61	50	35	27	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.368	$14.510	$10.817	$9.279	$9.793	$7.756	$6.099	$9.248	$9.251	$—
Accumulation Unit Value at end of period	$13.102	$14.368	$14.510	$10.817	$9.279	$9.793	$7.756	$6.099	$9.248	$—
Number of Accumulation Units outstanding at end of period (in thousands)	13	22	25	24	61	50	35	27	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.264	$14.419	$10.760	$9.240	$9.761	$7.739	$6.091	$9.246	$9.250	$—
Accumulation Unit Value at end of period	$12.994	$14.264	$14.419	$10.760	$9.240	$9.761	$7.739	$6.091	$9.246	$—
Number of Accumulation Units outstanding at end of period (in thousands)	96	111	160	136	184	232	176	179	1	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.212	$14.374	$10.731	$9.220	$9.745	$7.730	$6.088	$9.244	$9.249	$—
Accumulation Unit Value at end of period	$12.940	$14.212	$14.374	$10.731	$9.220	$9.745	$7.730	$6.088	$9.244	$—
Number of Accumulation Units outstanding at end of period (in thousands)	630	718	913	846	1,224	1,334	830	769	15	—
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.161	$14.329	$10.703	$9.200	$9.729	$7.721	$6.084	$9.243	$9.249	$—
Accumulation Unit Value at end of period	$12.887	$14.161	$14.329	$10.703	$9.200	$9.729	$7.721	$6.084	$9.243	$—
Number of Accumulation Units outstanding at end of period (in thousands)	78	69	82	72	93	134	99	121	4	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.058	$14.239	$10.647	$9.161	$9.697	$7.703	$6.076	$9.240	$9.247	$—
Accumulation Unit Value at end of period	$12.781	$14.058	$14.239	$10.647	$9.161	$9.697	$7.703	$6.076	$9.240	$—
Number of Accumulation Units outstanding at end of period (in thousands)	120	145	269	325	408	873	415	889	4	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.058	$14.239	$10.647	$9.161	$9.697	$7.703	$6.076	$9.240	$9.247	$—
Accumulation Unit Value at end of period	$12.781	$14.058	$14.239	$10.647	$9.161	$9.697	$7.703	$6.076	$9.240	$—
Number of Accumulation Units outstanding at end of period (in thousands)	120	145	269	325	408	873	415	889	4	—
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.007	$14.194	$10.619	$9.141	$9.681	$7.695	$6.072	$9.239	$9.247	$—
Accumulation Unit Value at end of period	$12.728	$14.007	$14.194	$10.619	$9.141	$9.681	$7.695	$6.072	$9.239	$—
Number of Accumulation Units outstanding at end of period (in thousands)	52	64	89	103	120	151	115	106	1	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.905	$14.105	$10.563	$9.102	$9.649	$7.677	$6.064	$9.237	$9.245	$—
Accumulation Unit Value at end of period	$12.623	$13.905	$14.105	$10.563	$9.102	$9.649	$7.677	$6.064	$9.237	$—
Number of Accumulation Units outstanding at end of period (in thousands)	122	143	175	145	258	277	210	311	5	—
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$13.855	$14.061	$10.535	$9.083	$9.633	$7.668	$6.060	$9.235	$9.245	$—
Accumulation Unit Value at end of period	$12.571	$13.855	$14.061	$10.535	$9.083	$9.633	$7.668	$6.060	$9.235	$—
Number of Accumulation Units outstanding at end of period (in thousands)	53	64	103	141	95	200	69	97	3	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.804	$14.017	$10.507	$9.063	$9.617	$7.660	$6.056	$—	$—	$—
Accumulation Unit Value at end of period	$12.519	$13.804	$14.017	$10.507	$9.063	$9.617	$7.660	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	83	105	117	87	109	197	41	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.754	$13.973	$10.479	$9.044	$9.602	$7.651	$6.053	$9.233	$9.243	$—
Accumulation Unit Value at end of period	$12.467	$13.754	$13.973	$10.479	$9.044	$9.602	$7.651	$6.053	$9.233	$—
Number of Accumulation Units outstanding at end of period (in thousands)	54	80	151	149	268	301	224	228	—	—
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.605	$13.842	$10.397	$8.986	$9.554	$7.625	$6.041	$—	$—	$—
Accumulation Unit Value at end of period	$12.313	$13.605	$13.842	$10.397	$8.986	$9.554	$7.625	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	18	3	3	5	3	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.506	$13.755	$10.342	$8.948	$9.523	$7.607	$6.033	$—	$—	$—
Accumulation Unit Value at end of period	$12.211	$13.506	$13.755	$10.342	$8.948	$9.523	$7.607	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	91	90	115	100	124	118	44	—	—	—

30

31

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$13.855	$14.061	$10.535	$9.083	$9.633	$7.668	$6.060	$9.235	$9.245	$—
Accumulation Unit Value at end of period	$12.571	$13.855	$14.061	$10.535	$9.083	$9.633	$7.668	$6.060	$9.235	$—
Number of Accumulation Units outstanding at end of period (in thousands)	53	64	103	141	95	200	69	97	3	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.804	$14.017	$10.507	$9.063	$9.617	$7.660	$6.056	$—	$—	$—
Accumulation Unit Value at end of period	$12.519	$13.804	$14.017	$10.507	$9.063	$9.617	$7.660	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	83	105	117	87	109	197	41	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.754	$13.973	$10.479	$9.044	$9.602	$7.651	$6.053	$9.233	$9.243	$—
Accumulation Unit Value at end of period	$12.467	$13.754	$13.973	$10.479	$9.044	$9.602	$7.651	$6.053	$9.233	$—
Number of Accumulation Units outstanding at end of period (in thousands)	54	80	151	149	268	301	224	228	—	—
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.605	$13.842	$10.397	$8.986	$9.554	$7.625	$6.041	$—	$—	$—
Accumulation Unit Value at end of period	$12.313	$13.605	$13.842	$10.397	$8.986	$9.554	$7.625	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	18	3	3	5	3	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.506	$13.755	$10.342	$8.948	$9.523	$7.607	$6.033	$—	$—	$—
Accumulation Unit Value at end of period	$12.211	$13.506	$13.755	$10.342	$8.948	$9.523	$7.607	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	91	90	115	100	124	118	44	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.331	$20.118	$14.760	$13.496	$14.374	$11.415	$8.059	$14.205	$12.943	$12.070
Accumulation Unit Value at end of period	$20.486	$21.331	$20.118	$14.760	$13.496	$14.374	$11.415	$8.059	$14.205	$12.943
Number of Accumulation Units outstanding at end of period (in thousands)	648	824	1,113	1,550	1,794	1,978	2,157	2,049	1,799	1,096
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$21.742	$20.546	$15.104	$13.838	$14.768	$11.752	$8.313	$14.683	$13.406	$12.526
Accumulation Unit Value at end of period	$20.839	$21.742	$20.546	$15.104	$13.838	$14.768	$11.752	$8.313	$14.683	$13.406
Number of Accumulation Units outstanding at end of period (in thousands)	149	180	221	266	304	358	411	433	498	551
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.742	$20.546	$15.104	$13.838	$14.768	$11.752	$8.313	$14.683	$13.406	$12.526
Accumulation Unit Value at end of period	$20.839	$21.742	$20.546	$15.104	$13.838	$14.768	$11.752	$8.313	$14.683	$13.406
Number of Accumulation Units outstanding at end of period (in thousands)	149	180	221	266	304	358	411	433	498	551
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.407	$20.250	$14.902	$13.666	$14.599	$11.629	$8.235	$14.559	$13.305	$12.445
Accumulation Unit Value at end of period	$20.497	$21.407	$20.250	$14.902	$13.666	$14.599	$11.629	$8.235	$14.559	$13.305
Number of Accumulation Units outstanding at end of period (in thousands)	344	423	545	646	796	989	1,151	1,419	1,713	1,889
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.369	$11.706	$8.618	$7.908	$8.452	$6.736	$4.772	$8.441	$7.718	$7.223
Accumulation Unit Value at end of period	$11.837	$12.369	$11.706	$8.618	$7.908	$8.452	$6.736	$4.772	$8.441	$7.718
Number of Accumulation Units outstanding at end of period (in thousands)	2,053	2,436	3,121	4,256	5,232	6,510	6,954	7,299	7,327	6,285

32

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.145	$20.022	$14.748	$13.539	$14.478	$11.544	$8.183	$14.481	$13.248	$12.403
Accumulation Unit Value at end of period	$20.226	$21.145	$20.022	$14.748	$13.539	$14.478	$11.544	$8.183	$14.481	$13.248
Number of Accumulation Units outstanding at end of period (in thousands)	254	334	406	523	667	857	1,084	1,128	1,575	1,793
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$12.107	$11.476	$8.461	$7.776	$8.323	$6.643	$4.713	$8.350	$7.646	$7.166
Accumulation Unit Value at end of period	$11.569	$12.107	$11.476	$8.461	$7.776	$8.323	$6.643	$4.713	$8.350	$7.646
Number of Accumulation Units outstanding at end of period (in thousands)	730	972	1,376	1,861	2,428	3,497	3,499	3,555	3,543	3,280
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.107	$11.476	$8.461	$7.776	$8.323	$6.643	$4.713	$8.350	$7.646	$7.166
Accumulation Unit Value at end of period	$11.569	$12.107	$11.476	$8.461	$7.776	$8.323	$6.643	$4.713	$8.350	$7.646
Number of Accumulation Units outstanding at end of period (in thousands)	730	972	1,376	1,861	2,428	3,497	3,499	3,555	3,543	3,280
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.029	$11.407	$8.415	$7.737	$8.286	$6.617	$4.697	$8.325	$7.627	$7.152
Accumulation Unit Value at end of period	$11.489	$12.029	$11.407	$8.415	$7.737	$8.286	$6.617	$4.697	$8.325	$7.627
Number of Accumulation Units outstanding at end of period (in thousands)	368	451	563	894	1,137	1,408	1,694	1,669	1,362	1,329
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.348	$19.316	$14.264	$13.127	$14.073	$11.249	$7.993	$14.182	$13.006	$12.208
Accumulation Unit Value at end of period	$19.415	$20.348	$19.316	$14.264	$13.127	$14.073	$11.249	$7.993	$14.182	$13.006
Number of Accumulation Units outstanding at end of period (in thousands)	399	470	596	771	938	1,356	1,621	1,839	2,307	2,614
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.774	$11.183	$8.262	$7.607	$8.159	$6.526	$4.639	$8.235	$7.556	$7.096
Accumulation Unit Value at end of period	$11.229	$11.774	$11.183	$8.262	$7.607	$8.159	$6.526	$4.639	$8.235	$7.556
Number of Accumulation Units outstanding at end of period (in thousands)	702	777	1,032	1,219	1,649	2,249	3,075	3,502	5,334	7,411
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.245	$19.238	$14.220	$13.100	$14.058	$11.248	$8.001	$—	$—	$—
Accumulation Unit Value at end of period	$19.298	$20.245	$19.238	$14.220	$13.100	$14.058	$11.248	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	254	268	292	280	313	340	129	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.973	$18.988	$14.043	$12.943	$13.896	$11.125	$7.917	$14.067	$12.920	$12.145
Accumulation Unit Value at end of period	$19.028	$19.973	$18.988	$14.043	$12.943	$13.896	$11.125	$7.917	$14.067	$12.920
Number of Accumulation Units outstanding at end of period (in thousands)	345	420	530	663	845	1,039	1,239	1,204	1,053	896
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.419	$10.872	$8.052	$7.433	$7.992	$6.408	$4.567	$—	$—	$—
Accumulation Unit Value at end of period	$10.862	$11.419	$10.872	$8.052	$7.433	$7.992	$6.408	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	55	69	80	86	108	147	184	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.274	$10.745	$7.966	$7.361	$7.922	$6.358	$4.536	$—	$—	$—
Accumulation Unit Value at end of period	$10.714	$11.274	$10.745	$7.966	$7.361	$7.922	$6.358	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	544	578	685	597	679	612	347	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.337	$23.163	$22.679	$20.321	$20.040	$18.265	$14.680	$16.724	$15.961	$14.910
Accumulation Unit Value at end of period	$22.191	$23.337	$23.163	$22.679	$20.321	$20.040	$18.265	$14.680	$16.724	$15.961
Number of Accumulation Units outstanding at end of period (in thousands)	1,104	1,448	1,884	3,955	4,098	4,418	4,360	4,161	3,680	2,423
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$22.147	$22.026	$21.609	$19.401	$19.171	$17.508	$14.100	$16.095	$15.392	$14.407
Accumulation Unit Value at end of period	$21.017	$22.147	$22.026	$21.609	$19.401	$19.171	$17.508	$14.100	$16.095	$15.392
Number of Accumulation Units outstanding at end of period (in thousands)	203	252	341	473	516	589	643	653	662	635
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.147	$22.026	$21.609	$19.401	$19.171	$17.508	$14.100	$16.095	$15.392	$14.407
Accumulation Unit Value at end of period	$21.017	$22.147	$22.026	$21.609	$19.401	$19.171	$17.508	$14.100	$16.095	$15.392
Number of Accumulation Units outstanding at end of period (in thousands)	203	252	341	473	516	589	643	653	662	635
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$21.807	$21.709	$21.319	$19.160	$18.952	$17.325	$13.966	$15.959	$15.277	$14.314
Accumulation Unit Value at end of period	$20.673	$21.807	$21.709	$21.319	$19.160	$18.952	$17.325	$13.966	$15.959	$15.277
Number of Accumulation Units outstanding at end of period (in thousands)	620	824	1,033	1,432	1,656	1,911	2,089	2,178	2,433	2,382
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.865	$20.782	$20.419	$18.360	$18.170	$16.619	$13.404	$15.324	$14.676	$13.758
Accumulation Unit Value at end of period	$19.771	$20.865	$20.782	$20.419	$18.360	$18.170	$16.619	$13.404	$15.324	$14.676
Number of Accumulation Units outstanding at end of period (in thousands)	1,976	2,467	2,975	6,673	7,843	8,792	9,258	8,663	8,395	5,698
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.539	$21.464	$21.100	$18.982	$18.795	$17.199	$13.878	$15.874	$15.211	$14.266
Accumulation Unit Value at end of period	$20.399	$21.539	$21.464	$21.100	$18.982	$18.795	$17.199	$13.878	$15.874	$15.211
Number of Accumulation Units outstanding at end of period (in thousands)	424	511	583	949	1,137	1,384	1,606	1,546	2,051	1,989
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.424	$20.374	$20.048	$18.053	$17.893	$16.390	$13.239	$15.158	$14.539	$13.650
Accumulation Unit Value at end of period	$19.324	$20.424	$20.374	$20.048	$18.053	$17.893	$16.390	$13.239	$15.158	$14.539
Number of Accumulation Units outstanding at end of period (in thousands)	725	965	1,348	2,120	2,607	3,253	3,540	3,431	3,268	2,932
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.424	$20.374	$20.048	$18.053	$17.893	$16.390	$13.239	$15.158	$14.539	$13.650
Accumulation Unit Value at end of period	$19.324	$20.424	$20.374	$20.048	$18.053	$17.893	$16.390	$13.239	$15.158	$14.539
Number of Accumulation Units outstanding at end of period (in thousands)	725	965	1,348	2,120	2,607	3,253	3,540	3,431	3,268	2,932
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.293	$20.252	$19.938	$17.964	$17.814	$16.325	$13.193	$15.113	$14.503	$13.623
Accumulation Unit Value at end of period	$19.190	$20.293	$20.252	$19.938	$17.964	$17.814	$16.325	$13.193	$15.113	$14.503
Number of Accumulation Units outstanding at end of period (in thousands)	409	519	676	923	1,051	1,267	1,523	1,503	1,348	1,068
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.728	$20.708	$20.407	$18.405	$18.269	$16.759	$13.557	$15.546	$14.934	$14.041
Accumulation Unit Value at end of period	$19.583	$20.728	$20.708	$20.407	$18.405	$18.269	$16.759	$13.557	$15.546	$14.934
Number of Accumulation Units outstanding at end of period (in thousands)	542	665	854	1,517	1,797	2,164	2,723	2,508	3,075	2,856
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$19.864	$19.854	$19.576	$17.663	$17.542	$16.100	$13.031	$14.950	$14.368	$13.516
Accumulation Unit Value at end of period	$18.756	$19.864	$19.854	$19.576	$17.663	$17.542	$16.100	$13.031	$14.950	$14.368
Number of Accumulation Units outstanding at end of period (in thousands)	591	744	952	1,250	1,498	1,906	2,348	2,710	4,651	5,599
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.623	$20.624	$20.344	$18.366	$18.249	$16.758	$13.570	$—	$—	$—
Accumulation Unit Value at end of period	$19.464	$20.623	$20.624	$20.344	$18.366	$18.249	$16.758	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	464	569	637	712	691	604	232	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.346	$20.356	$20.091	$18.146	$18.040	$16.574	$13.428	$15.420	$14.835	$13.970
Accumulation Unit Value at end of period	$19.192	$20.346	$20.356	$20.091	$18.146	$18.040	$16.574	$13.428	$15.420	$14.835
Number of Accumulation Units outstanding at end of period (in thousands)	584	738	943	1,286	1,589	1,806	2,097	1,976	1,826	1,827
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.264	$19.303	$19.079	$17.259	$17.183	$15.810	$12.828	$—	$—	$—
Accumulation Unit Value at end of period	$18.144	$19.264	$19.303	$19.079	$17.259	$17.183	$15.810	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	59	72	96	111	136	204	236	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.019	$19.076	$18.875	$17.091	$17.033	$15.688	$12.741	$—	$—	$—
Accumulation Unit Value at end of period	$17.896	$19.019	$19.076	$18.875	$17.091	$17.033	$15.688	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	617	653	720	646	674	570	324	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.088	$1.101	$1.116	$1.132	$1.147	$1.162	$1.177	$1.169	$1.129	$1.093
Accumulation Unit Value at end of period	$1.074	$1.088	$1.101	$1.116	$1.132	$1.147	$1.162	$1.177	$1.169	$1.129
Number of Accumulation Units outstanding at end of period (in thousands)	16,444	21,109	29,418	44,931	55,088	55,218	72,357	117,263	36,410	20,188
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$1.060	$1.076	$1.093	$1.110	$1.127	$1.145	$1.162	$1.155	$1.118	$1.084
Accumulation Unit Value at end of period	$1.045	$1.060	$1.076	$1.093	$1.110	$1.127	$1.145	$1.162	$1.155	$1.118
Number of Accumulation Units outstanding at end of period (in thousands)	1,920	2,976	4,344	6,658	10,177	8,397	10,435	16,443	8,488	7,071
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.060	$1.076	$1.093	$1.110	$1.127	$1.145	$1.162	$1.155	$1.118	$1.084
Accumulation Unit Value at end of period	$1.045	$1.060	$1.076	$1.093	$1.110	$1.127	$1.145	$1.162	$1.155	$1.118
Number of Accumulation Units outstanding at end of period (in thousands)	1,920	2,976	4,344	6,658	10,177	8,397	10,435	16,443	8,488	7,071
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.044	$1.060	$1.078	$1.096	$1.114	$1.133	$1.151	$1.145	$1.110	$1.077
Accumulation Unit Value at end of period	$1.028	$1.044	$1.060	$1.078	$1.096	$1.114	$1.133	$1.151	$1.145	$1.110
Number of Accumulation Units outstanding at end of period (in thousands)	9,535	11,633	15,940	23,961	31,385	30,309	44,174	81,177	37,299	30,252
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.988	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092	$1.087	$1.054	$1.024
Accumulation Unit Value at end of period	$0.972	$0.988	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092	$1.087	$1.054
Number of Accumulation Units outstanding at end of period (in thousands)	33,690	42,965	57,253	90,101	110,786	115,774	152,111	273,481	95,715	50,457

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.031	$1.048	$1.067	$1.086	$1.105	$1.124	$1.143	$1.139	$1.105	$1.074
Accumulation Unit Value at end of period	$1.015	$1.031	$1.048	$1.067	$1.086	$1.105	$1.124	$1.143	$1.139	$1.105
Number of Accumulation Units outstanding at end of period (in thousands)	3,621	4,973	6,329	10,609	14,827	15,763	21,812	46,516	31,906	15,501
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$0.967	$0.984	$1.002	$1.021	$1.040	$1.059	$1.078	$1.076	$1.044	$1.016
Accumulation Unit Value at end of period	$0.950	$0.967	$0.984	$1.002	$1.021	$1.040	$1.059	$1.078	$1.076	$1.044
Number of Accumulation Units outstanding at end of period (in thousands)	8,919	13,400	18,850	36,188	44,644	52,218	71,443	118,336	47,059	27,480
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.967	$0.984	$1.002	$1.021	$1.040	$1.059	$1.078	$1.076	$1.044	$1.016
Accumulation Unit Value at end of period	$0.950	$0.967	$0.984	$1.002	$1.021	$1.040	$1.059	$1.078	$1.076	$1.044
Number of Accumulation Units outstanding at end of period (in thousands)	8,919	13,400	18,850	36,188	44,644	52,218	71,443	118,336	47,059	27,480
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.960	$0.978	$0.997	$1.016	$1.035	$1.055	$1.075	$1.072	$1.041	$1.014
Accumulation Unit Value at end of period	$0.944	$0.960	$0.978	$0.997	$1.016	$1.035	$1.055	$1.075	$1.072	$1.041
Number of Accumulation Units outstanding at end of period (in thousands)	5,369	5,894	9,836	12,297	17,572	16,268	27,103	46,701	18,414	7,181
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.992	$1.011	$1.032	$1.053	$1.074	$1.096	$1.117	$1.116	$1.085	$1.057
Accumulation Unit Value at end of period	$0.974	$0.992	$1.011	$1.032	$1.053	$1.074	$1.096	$1.117	$1.116	$1.085
Number of Accumulation Units outstanding at end of period (in thousands)	7,991	10,612	14,155	25,265	36,251	37,863	52,220	89,434	50,471	32,390
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.940	$0.959	$0.979	$0.999	$1.019	$1.041	$1.061	$1.061	$1.032	$1.006
Accumulation Unit Value at end of period	$0.922	$0.940	$0.959	$0.979	$0.999	$1.019	$1.041	$1.061	$1.061	$1.032
Number of Accumulation Units outstanding at end of period (in thousands)	7,508	9,427	12,434	18,751	25,260	26,655	37,367	76,418	55,442	46,529
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.987	$1.007	$1.029	$1.051	$1.073	$1.096	$1.118	$—	$—	$—
Accumulation Unit Value at end of period	$0.968	$0.987	$1.007	$1.029	$1.051	$1.073	$1.096	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4,329	5,385	5,508	6,525	8,611	6,652	3,839	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.974	$0.994	$1.016	$1.038	$1.061	$1.084	$1.106	$1.107	$1.078	$1.052
Accumulation Unit Value at end of period	$0.955	$0.974	$0.994	$1.016	$1.038	$1.061	$1.084	$1.106	$1.107	$1.078
Number of Accumulation Units outstanding at end of period (in thousands)	4,625	5,981	9,773	21,381	29,081	32,513	44,867	78,137	28,706	15,931
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.912	$0.932	$0.954	$0.976	$0.999	$1.022	$1.045	$—	$—	$—
Accumulation Unit Value at end of period	$0.892	$0.912	$0.932	$0.954	$0.976	$0.999	$1.022	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	598	583	838	964	1,205	2,073	3,736	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.900	$0.921	$0.943	$0.966	$0.990	$1.014	$1.038	$—	$—	$—
Accumulation Unit Value at end of period	$0.880	$0.900	$0.921	$0.943	$0.966	$0.990	$1.014	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,476	3,094	4,086	6,659	9,911	5,688	4,455	—	—	—

33

34

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$19.864	$19.854	$19.576	$17.663	$17.542	$16.100	$13.031	$14.950	$14.368	$13.516
Accumulation Unit Value at end of period	$18.756	$19.864	$19.854	$19.576	$17.663	$17.542	$16.100	$13.031	$14.950	$14.368
Number of Accumulation Units outstanding at end of period (in thousands)	591	744	952	1,250	1,498	1,906	2,348	2,710	4,651	5,599
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.623	$20.624	$20.344	$18.366	$18.249	$16.758	$13.570	$—	$—	$—
Accumulation Unit Value at end of period	$19.464	$20.623	$20.624	$20.344	$18.366	$18.249	$16.758	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	464	569	637	712	691	604	232	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.346	$20.356	$20.091	$18.146	$18.040	$16.574	$13.428	$15.420	$14.835	$13.970
Accumulation Unit Value at end of period	$19.192	$20.346	$20.356	$20.091	$18.146	$18.040	$16.574	$13.428	$15.420	$14.835
Number of Accumulation Units outstanding at end of period (in thousands)	584	738	943	1,286	1,589	1,806	2,097	1,976	1,826	1,827
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.264	$19.303	$19.079	$17.259	$17.183	$15.810	$12.828	$—	$—	$—
Accumulation Unit Value at end of period	$18.144	$19.264	$19.303	$19.079	$17.259	$17.183	$15.810	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	59	72	96	111	136	204	236	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.019	$19.076	$18.875	$17.091	$17.033	$15.688	$12.741	$—	$—	$—
Accumulation Unit Value at end of period	$17.896	$19.019	$19.076	$18.875	$17.091	$17.033	$15.688	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	617	653	720	646	674	570	324	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.088	$1.101	$1.116	$1.132	$1.147	$1.162	$1.177	$1.169	$1.129	$1.093
Accumulation Unit Value at end of period	$1.074	$1.088	$1.101	$1.116	$1.132	$1.147	$1.162	$1.177	$1.169	$1.129
Number of Accumulation Units outstanding at end of period (in thousands)	16,444	21,109	29,418	44,931	55,088	55,218	72,357	117,263	36,410	20,188
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$1.060	$1.076	$1.093	$1.110	$1.127	$1.145	$1.162	$1.155	$1.118	$1.084
Accumulation Unit Value at end of period	$1.045	$1.060	$1.076	$1.093	$1.110	$1.127	$1.145	$1.162	$1.155	$1.118
Number of Accumulation Units outstanding at end of period (in thousands)	1,920	2,976	4,344	6,658	10,177	8,397	10,435	16,443	8,488	7,071
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.060	$1.076	$1.093	$1.110	$1.127	$1.145	$1.162	$1.155	$1.118	$1.084
Accumulation Unit Value at end of period	$1.045	$1.060	$1.076	$1.093	$1.110	$1.127	$1.145	$1.162	$1.155	$1.118
Number of Accumulation Units outstanding at end of period (in thousands)	1,920	2,976	4,344	6,658	10,177	8,397	10,435	16,443	8,488	7,071
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.044	$1.060	$1.078	$1.096	$1.114	$1.133	$1.151	$1.145	$1.110	$1.077
Accumulation Unit Value at end of period	$1.028	$1.044	$1.060	$1.078	$1.096	$1.114	$1.133	$1.151	$1.145	$1.110
Number of Accumulation Units outstanding at end of period (in thousands)	9,535	11,633	15,940	23,961	31,385	30,309	44,174	81,177	37,299	30,252
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.988	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092	$1.087	$1.054	$1.024
Accumulation Unit Value at end of period	$0.972	$0.988	$1.004	$1.021	$1.038	$1.056	$1.074	$1.092	$1.087	$1.054
Number of Accumulation Units outstanding at end of period (in thousands)	33,690	42,965	57,253	90,101	110,786	115,774	152,111	273,481	95,715	50,457

35

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.031	$1.048	$1.067	$1.086	$1.105	$1.124	$1.143	$1.139	$1.105	$1.074
Accumulation Unit Value at end of period	$1.015	$1.031	$1.048	$1.067	$1.086	$1.105	$1.124	$1.143	$1.139	$1.105
Number of Accumulation Units outstanding at end of period (in thousands)	3,621	4,973	6,329	10,609	14,827	15,763	21,812	46,516	31,906	15,501
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$0.967	$0.984	$1.002	$1.021	$1.040	$1.059	$1.078	$1.076	$1.044	$1.016
Accumulation Unit Value at end of period	$0.950	$0.967	$0.984	$1.002	$1.021	$1.040	$1.059	$1.078	$1.076	$1.044
Number of Accumulation Units outstanding at end of period (in thousands)	8,919	13,400	18,850	36,188	44,644	52,218	71,443	118,336	47,059	27,480
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.967	$0.984	$1.002	$1.021	$1.040	$1.059	$1.078	$1.076	$1.044	$1.016
Accumulation Unit Value at end of period	$0.950	$0.967	$0.984	$1.002	$1.021	$1.040	$1.059	$1.078	$1.076	$1.044
Number of Accumulation Units outstanding at end of period (in thousands)	8,919	13,400	18,850	36,188	44,644	52,218	71,443	118,336	47,059	27,480
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.960	$0.978	$0.997	$1.016	$1.035	$1.055	$1.075	$1.072	$1.041	$1.014
Accumulation Unit Value at end of period	$0.944	$0.960	$0.978	$0.997	$1.016	$1.035	$1.055	$1.075	$1.072	$1.041
Number of Accumulation Units outstanding at end of period (in thousands)	5,369	5,894	9,836	12,297	17,572	16,268	27,103	46,701	18,414	7,181
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.992	$1.011	$1.032	$1.053	$1.074	$1.096	$1.117	$1.116	$1.085	$1.057
Accumulation Unit Value at end of period	$0.974	$0.992	$1.011	$1.032	$1.053	$1.074	$1.096	$1.117	$1.116	$1.085
Number of Accumulation Units outstanding at end of period (in thousands)	7,991	10,612	14,155	25,265	36,251	37,863	52,220	89,434	50,471	32,390
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.940	$0.959	$0.979	$0.999	$1.019	$1.041	$1.061	$1.061	$1.032	$1.006
Accumulation Unit Value at end of period	$0.922	$0.940	$0.959	$0.979	$0.999	$1.019	$1.041	$1.061	$1.061	$1.032
Number of Accumulation Units outstanding at end of period (in thousands)	7,508	9,427	12,434	18,751	25,260	26,655	37,367	76,418	55,442	46,529
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.987	$1.007	$1.029	$1.051	$1.073	$1.096	$1.118	$—	$—	$—
Accumulation Unit Value at end of period	$0.968	$0.987	$1.007	$1.029	$1.051	$1.073	$1.096	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4,329	5,385	5,508	6,525	8,611	6,652	3,839	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.974	$0.994	$1.016	$1.038	$1.061	$1.084	$1.106	$1.107	$1.078	$1.052
Accumulation Unit Value at end of period	$0.955	$0.974	$0.994	$1.016	$1.038	$1.061	$1.084	$1.106	$1.107	$1.078
Number of Accumulation Units outstanding at end of period (in thousands)	4,625	5,981	9,773	21,381	29,081	32,513	44,867	78,137	28,706	15,931
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.912	$0.932	$0.954	$0.976	$0.999	$1.022	$1.045	$—	$—	$—
Accumulation Unit Value at end of period	$0.892	$0.912	$0.932	$0.954	$0.976	$0.999	$1.022	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	598	583	838	964	1,205	2,073	3,736	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.900	$0.921	$0.943	$0.966	$0.990	$1.014	$1.038	$—	$—	$—
Accumulation Unit Value at end of period	$0.880	$0.900	$0.921	$0.943	$0.966	$0.990	$1.014	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,476	3,094	4,086	6,659	9,911	5,688	4,455	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.308	$14.308	$10.349	$9.223	$10.727	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.858	$15.308	$14.308	$10.349	$9.223	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	145	187	238	387	187	—	—	—	—	—
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$15.192	$14.228	$10.312	$9.208	$10.724	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.707	$15.192	$14.228	$10.312	$9.208	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	99	102	109	122	86	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.192	$14.228	$10.312	$9.208	$10.724	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.707	$15.192	$14.228	$10.312	$9.208	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	99	102	109	122	86	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.135	$14.189	$10.293	$9.201	$10.723	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.632	$15.135	$14.189	$10.293	$9.201	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	150	158	196	332	175	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.106	$14.169	$10.284	$9.197	$10.722	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.595	$15.106	$14.169	$10.284	$9.197	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	339	430	521	896	485	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.077	$14.149	$10.275	$9.194	$10.722	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.558	$15.077	$14.149	$10.275	$9.194	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	74	95	117	183	99	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.020	$14.110	$10.256	$9.186	$10.720	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.483	$15.020	$14.110	$10.256	$9.186	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	207	275	341	465	344	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.020	$14.110	$10.256	$9.186	$10.720	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.483	$15.020	$14.110	$10.256	$9.186	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	207	275	341	465	344	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.992	$14.090	$10.247	$9.183	$10.720	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.446	$14.992	$14.090	$10.247	$9.183	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	87	126	159	191	109	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.935	$14.051	$10.229	$9.176	$10.718	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.372	$14.935	$14.051	$10.229	$9.176	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	198	245	325	438	268	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$14.907	$14.031	$10.220	$9.172	$10.718	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.336	$14.907	$14.031	$10.220	$9.172	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	182	223	296	388	194	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.879	$14.012	$10.210	$9.168	$10.717	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.299	$14.879	$14.012	$10.210	$9.168	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	93	97	115	128	105	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.850	$13.992	$10.201	$9.165	$10.716	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.262	$14.850	$13.992	$10.201	$9.165	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	195	289	321	443	238	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.766	$13.934	$10.174	$9.154	$10.714	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.153	$14.766	$13.934	$10.174	$9.154	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	57	36	59	28	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.710	$13.895	$10.156	$9.146	$10.713	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.081	$14.710	$13.895	$10.156	$9.146	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	222	205	118	123	50	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.984	$16.855	$13.218	$11.764	$11.932	$11.039	$8.721	$12.654	$11.863	$10.303
Accumulation Unit Value at end of period	$16.719	$17.984	$16.855	$13.218	$11.764	$11.932	$11.039	$8.721	$12.654	$11.863
Number of Accumulation Units outstanding at end of period (in thousands)	900	1,169	1,428	1,296	1,659	1,894	1,918	1,945	2,217	2,337
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$17.634	$16.560	$13.012	$11.605	$11.793	$10.933	$8.655	$12.582	$11.819	$10.286
Accumulation Unit Value at end of period	$16.361	$17.634	$16.560	$13.012	$11.605	$11.793	$10.933	$8.655	$12.582	$11.819
Number of Accumulation Units outstanding at end of period (in thousands)	72	89	138	224	307	362	407	417	497	524
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.634	$16.560	$13.012	$11.605	$11.793	$10.933	$8.655	$12.582	$11.819	$10.286
Accumulation Unit Value at end of period	$16.361	$17.634	$16.560	$13.012	$11.605	$11.793	$10.933	$8.655	$12.582	$11.819
Number of Accumulation Units outstanding at end of period (in thousands)	72	89	138	224	307	362	407	417	497	524
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.461	$16.414	$12.911	$11.526	$11.725	$10.880	$8.621	$12.547	$11.798	$10.277
Accumulation Unit Value at end of period	$16.184	$17.461	$16.414	$12.911	$11.526	$11.725	$10.880	$8.621	$12.547	$11.798
Number of Accumulation Units outstanding at end of period (in thousands)	374	446	568	605	815	926	1,063	1,266	1,396	1,557
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.375	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605	$12.529	$11.787	$10.273
Accumulation Unit Value at end of period	$16.097	$17.375	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605	$12.529	$11.787
Number of Accumulation Units outstanding at end of period (in thousands)	1,388	1,620	2,036	1,534	1,892	2,627	3,246	3,025	3,609	4,021

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.290	$16.270	$12.810	$11.447	$11.656	$10.828	$8.588	$12.511	$11.776	$10.269
Accumulation Unit Value at end of period	$16.010	$17.290	$16.270	$12.810	$11.447	$11.656	$10.828	$8.588	$12.511	$11.776
Number of Accumulation Units outstanding at end of period (in thousands)	120	129	158	155	180	230	301	324	487	641
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.121	$16.127	$12.710	$11.369	$11.589	$10.775	$8.555	$12.476	$11.754	$10.260
Accumulation Unit Value at end of period	$15.837	$17.121	$16.127	$12.710	$11.369	$11.589	$10.775	$8.555	$12.476	$11.754
Number of Accumulation Units outstanding at end of period (in thousands)	404	531	747	1,186	1,887	2,459	2,910	3,165	3,648	4,063
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.121	$16.127	$12.710	$11.369	$11.589	$10.775	$8.555	$12.476	$11.754	$10.260
Accumulation Unit Value at end of period	$15.837	$17.121	$16.127	$12.710	$11.369	$11.589	$10.775	$8.555	$12.476	$11.754
Number of Accumulation Units outstanding at end of period (in thousands)	404	531	747	1,186	1,887	2,459	2,910	3,165	3,648	4,063
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.037	$16.056	$12.660	$11.330	$11.555	$10.749	$8.539	$12.458	$11.744	$10.256
Accumulation Unit Value at end of period	$15.752	$17.037	$16.056	$12.660	$11.330	$11.555	$10.749	$8.539	$12.458	$11.744
Number of Accumulation Units outstanding at end of period (in thousands)	167	223	286	389	495	626	809	870	901	940
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.870	$15.914	$12.561	$11.253	$11.488	$10.697	$8.506	$12.423	$11.722	$10.247
Accumulation Unit Value at end of period	$15.582	$16.870	$15.914	$12.561	$11.253	$11.488	$10.697	$8.506	$12.423	$11.722
Number of Accumulation Units outstanding at end of period (in thousands)	387	434	559	510	693	927	1,229	1,275	1,743	2,055
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.787	$15.844	$12.512	$11.215	$11.454	$10.672	$8.490	$12.405	$11.711	$10.243
Accumulation Unit Value at end of period	$15.498	$16.787	$15.844	$12.512	$11.215	$11.454	$10.672	$8.490	$12.405	$11.711
Number of Accumulation Units outstanding at end of period (in thousands)	216	239	302	401	509	678	846	1,048	1,685	2,373
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.705	$15.774	$12.463	$11.176	$11.421	$10.646	$8.474	$—	$—	$—
Accumulation Unit Value at end of period	$15.414	$16.705	$15.774	$12.463	$11.176	$11.421	$10.646	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	318	342	397	373	493	324	131	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.623	$15.705	$12.415	$11.138	$11.387	$10.620	$8.457	$12.370	$11.690	$10.234
Accumulation Unit Value at end of period	$15.331	$16.623	$15.705	$12.415	$11.138	$11.387	$10.620	$8.457	$12.370	$11.690
Number of Accumulation Units outstanding at end of period (in thousands)	361	468	605	921	1,283	1,791	2,207	2,259	2,511	2,770
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.380	$15.498	$12.270	$11.024	$11.288	$10.543	$8.409	$—	$—	$—
Accumulation Unit Value at end of period	$15.083	$16.380	$15.498	$12.270	$11.024	$11.288	$10.543	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	19	21	37	57	68	100	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.219	$15.362	$12.174	$10.949	$11.222	$10.492	$8.377	$—	$—	$—
Accumulation Unit Value at end of period	$14.921	$16.219	$15.362	$12.174	$10.949	$11.222	$10.492	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	213	248	310	353	457	334	132	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.418	$1.380	$1.436	$1.420	$1.334	$1.283	$1.301	$1.174	$1.119	$1.095
Accumulation Unit Value at end of period	$1.403	$1.418	$1.380	$1.436	$1.420	$1.334	$1.283	$1.301	$1.174	$1.119
Number of Accumulation Units outstanding at end of period (in thousands)	19,259	25,947	31,359	56,086	59,305	70,228	78,299	90,811	73,021	44,385
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$1.379	$1.345	$1.403	$1.390	$1.309	$1.261	$1.281	$1.158	$1.106	$1.085
Accumulation Unit Value at end of period	$1.363	$1.379	$1.345	$1.403	$1.390	$1.309	$1.261	$1.281	$1.158	$1.106
Number of Accumulation Units outstanding at end of period (in thousands)	2,401	3,428	5,088	6,944	8,394	9,907	10,819	12,700	11,962	9,739
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.379	$1.345	$1.403	$1.390	$1.309	$1.261	$1.281	$1.158	$1.106	$1.085
Accumulation Unit Value at end of period	$1.363	$1.379	$1.345	$1.403	$1.390	$1.309	$1.261	$1.281	$1.158	$1.106
Number of Accumulation Units outstanding at end of period (in thousands)	2,401	3,428	5,088	6,944	8,394	9,907	10,819	12,700	11,962	9,739
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.361	$1.329	$1.387	$1.376	$1.297	$1.251	$1.272	$1.151	$1.100	$1.080
Accumulation Unit Value at end of period	$1.343	$1.361	$1.329	$1.387	$1.376	$1.297	$1.251	$1.272	$1.151	$1.100
Number of Accumulation Units outstanding at end of period (in thousands)	8,785	10,547	14,452	21,515	23,810	27,573	33,307	43,351	32,443	26,808
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.352	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267	$1.147	$1.098	$1.078
Accumulation Unit Value at end of period	$1.334	$1.352	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267	$1.147	$1.098
Number of Accumulation Units outstanding at end of period (in thousands)	34,785	33,586	41,146	80,681	91,836	110,869	128,780	163,730	133,743	90,282
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.343	$1.312	$1.372	$1.362	$1.285	$1.240	$1.262	$1.144	$1.095	$1.076
Accumulation Unit Value at end of period	$1.324	$1.343	$1.312	$1.372	$1.362	$1.285	$1.240	$1.262	$1.144	$1.095
Number of Accumulation Units outstanding at end of period (in thousands)	3,386	4,041	5,076	8,482	11,075	13,115	16,370	23,556	17,926	16,651
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.325	$1.297	$1.356	$1.348	$1.273	$1.230	$1.253	$1.137	$1.089	$1.071
Accumulation Unit Value at end of period	$1.306	$1.325	$1.297	$1.356	$1.348	$1.273	$1.230	$1.253	$1.137	$1.089
Number of Accumulation Units outstanding at end of period (in thousands)	12,323	18,178	23,368	36,145	41,476	52,236	62,546	89,525	71,648	58,221
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.325	$1.297	$1.356	$1.348	$1.273	$1.230	$1.253	$1.137	$1.089	$1.071
Accumulation Unit Value at end of period	$1.306	$1.325	$1.297	$1.356	$1.348	$1.273	$1.230	$1.253	$1.137	$1.089
Number of Accumulation Units outstanding at end of period (in thousands)	12,323	18,178	23,368	36,145	41,476	52,236	62,546	89,525	71,648	58,221
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.317	$1.289	$1.349	$1.341	$1.267	$1.225	$1.249	$1.133	$1.086	$1.069
Accumulation Unit Value at end of period	$1.296	$1.317	$1.289	$1.349	$1.341	$1.267	$1.225	$1.249	$1.133	$1.086
Number of Accumulation Units outstanding at end of period (in thousands)	7,197	7,453	9,609	12,480	13,631	16,999	21,546	27,809	21,179	16,498
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.299	$1.273	$1.334	$1.328	$1.255	$1.215	$1.240	$1.126	$1.080	$1.064
Accumulation Unit Value at end of period	$1.278	$1.299	$1.273	$1.334	$1.328	$1.255	$1.215	$1.240	$1.126	$1.080
Number of Accumulation Units outstanding at end of period (in thousands)	7,494	9,584	12,175	18,991	23,618	29,090	36,975	49,097	40,866	35,410
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$1.291	$1.265	$1.326	$1.321	$1.249	$1.210	$1.235	$1.122	$1.077	$1.062
Accumulation Unit Value at end of period	$1.269	$1.291	$1.265	$1.326	$1.321	$1.249	$1.210	$1.235	$1.122	$1.077
Number of Accumulation Units outstanding at end of period (in thousands)	6,930	7,994	9,913	14,383	16,807	21,840	27,755	46,949	47,188	53,412
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.286	$1.261	$1.323	$1.318	$1.247	$1.209	$1.234	$—	$—	$—
Accumulation Unit Value at end of period	$1.264	$1.286	$1.261	$1.323	$1.318	$1.247	$1.209	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7,435	7,322	7,066	8,428	6,484	6,407	4,122	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.275	$1.251	$1.313	$1.309	$1.239	$1.201	$1.228	$1.117	$1.073	$1.059
Accumulation Unit Value at end of period	$1.252	$1.275	$1.251	$1.313	$1.309	$1.239	$1.201	$1.228	$1.117	$1.073
Number of Accumulation Units outstanding at end of period (in thousands)	7,674	9,579	13,392	23,961	29,043	36,927	43,489	60,777	42,275	37,566
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.252	$1.230	$1.292	$1.290	$1.224	$1.188	$1.216	$—	$—	$—
Accumulation Unit Value at end of period	$1.227	$1.252	$1.230	$1.292	$1.290	$1.224	$1.188	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	965	1,219	1,249	1,485	1,856	2,630	3,218	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.236	$1.215	$1.278	$1.278	$1.213	$1.179	$1.208	$—	$—	$—
Accumulation Unit Value at end of period	$1.211	$1.236	$1.215	$1.278	$1.278	$1.213	$1.179	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4,563	5,170	6,392	8,181	9,360	7,501	3,756	—	—	—

36

37

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$14.907	$14.031	$10.220	$9.172	$10.718	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.336	$14.907	$14.031	$10.220	$9.172	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	182	223	296	388	194	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.879	$14.012	$10.210	$9.168	$10.717	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.299	$14.879	$14.012	$10.210	$9.168	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	93	97	115	128	105	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.850	$13.992	$10.201	$9.165	$10.716	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.262	$14.850	$13.992	$10.201	$9.165	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	195	289	321	443	238	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.766	$13.934	$10.174	$9.154	$10.714	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.153	$14.766	$13.934	$10.174	$9.154	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	57	36	59	28	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.710	$13.895	$10.156	$9.146	$10.713	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$15.081	$14.710	$13.895	$10.156	$9.146	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	222	205	118	123	50	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.984	$16.855	$13.218	$11.764	$11.932	$11.039	$8.721	$12.654	$11.863	$10.303
Accumulation Unit Value at end of period	$16.719	$17.984	$16.855	$13.218	$11.764	$11.932	$11.039	$8.721	$12.654	$11.863
Number of Accumulation Units outstanding at end of period (in thousands)	900	1,169	1,428	1,296	1,659	1,894	1,918	1,945	2,217	2,337
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$17.634	$16.560	$13.012	$11.605	$11.793	$10.933	$8.655	$12.582	$11.819	$10.286
Accumulation Unit Value at end of period	$16.361	$17.634	$16.560	$13.012	$11.605	$11.793	$10.933	$8.655	$12.582	$11.819
Number of Accumulation Units outstanding at end of period (in thousands)	72	89	138	224	307	362	407	417	497	524
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.634	$16.560	$13.012	$11.605	$11.793	$10.933	$8.655	$12.582	$11.819	$10.286
Accumulation Unit Value at end of period	$16.361	$17.634	$16.560	$13.012	$11.605	$11.793	$10.933	$8.655	$12.582	$11.819
Number of Accumulation Units outstanding at end of period (in thousands)	72	89	138	224	307	362	407	417	497	524
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$17.461	$16.414	$12.911	$11.526	$11.725	$10.880	$8.621	$12.547	$11.798	$10.277
Accumulation Unit Value at end of period	$16.184	$17.461	$16.414	$12.911	$11.526	$11.725	$10.880	$8.621	$12.547	$11.798
Number of Accumulation Units outstanding at end of period (in thousands)	374	446	568	605	815	926	1,063	1,266	1,396	1,557
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.375	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605	$12.529	$11.787	$10.273
Accumulation Unit Value at end of period	$16.097	$17.375	$16.342	$12.860	$11.486	$11.691	$10.854	$8.605	$12.529	$11.787
Number of Accumulation Units outstanding at end of period (in thousands)	1,388	1,620	2,036	1,534	1,892	2,627	3,246	3,025	3,609	4,021

38

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.290	$16.270	$12.810	$11.447	$11.656	$10.828	$8.588	$12.511	$11.776	$10.269
Accumulation Unit Value at end of period	$16.010	$17.290	$16.270	$12.810	$11.447	$11.656	$10.828	$8.588	$12.511	$11.776
Number of Accumulation Units outstanding at end of period (in thousands)	120	129	158	155	180	230	301	324	487	641
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.121	$16.127	$12.710	$11.369	$11.589	$10.775	$8.555	$12.476	$11.754	$10.260
Accumulation Unit Value at end of period	$15.837	$17.121	$16.127	$12.710	$11.369	$11.589	$10.775	$8.555	$12.476	$11.754
Number of Accumulation Units outstanding at end of period (in thousands)	404	531	747	1,186	1,887	2,459	2,910	3,165	3,648	4,063
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.121	$16.127	$12.710	$11.369	$11.589	$10.775	$8.555	$12.476	$11.754	$10.260
Accumulation Unit Value at end of period	$15.837	$17.121	$16.127	$12.710	$11.369	$11.589	$10.775	$8.555	$12.476	$11.754
Number of Accumulation Units outstanding at end of period (in thousands)	404	531	747	1,186	1,887	2,459	2,910	3,165	3,648	4,063
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.037	$16.056	$12.660	$11.330	$11.555	$10.749	$8.539	$12.458	$11.744	$10.256
Accumulation Unit Value at end of period	$15.752	$17.037	$16.056	$12.660	$11.330	$11.555	$10.749	$8.539	$12.458	$11.744
Number of Accumulation Units outstanding at end of period (in thousands)	167	223	286	389	495	626	809	870	901	940
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.870	$15.914	$12.561	$11.253	$11.488	$10.697	$8.506	$12.423	$11.722	$10.247
Accumulation Unit Value at end of period	$15.582	$16.870	$15.914	$12.561	$11.253	$11.488	$10.697	$8.506	$12.423	$11.722
Number of Accumulation Units outstanding at end of period (in thousands)	387	434	559	510	693	927	1,229	1,275	1,743	2,055
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.787	$15.844	$12.512	$11.215	$11.454	$10.672	$8.490	$12.405	$11.711	$10.243
Accumulation Unit Value at end of period	$15.498	$16.787	$15.844	$12.512	$11.215	$11.454	$10.672	$8.490	$12.405	$11.711
Number of Accumulation Units outstanding at end of period (in thousands)	216	239	302	401	509	678	846	1,048	1,685	2,373
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.705	$15.774	$12.463	$11.176	$11.421	$10.646	$8.474	$—	$—	$—
Accumulation Unit Value at end of period	$15.414	$16.705	$15.774	$12.463	$11.176	$11.421	$10.646	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	318	342	397	373	493	324	131	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.623	$15.705	$12.415	$11.138	$11.387	$10.620	$8.457	$12.370	$11.690	$10.234
Accumulation Unit Value at end of period	$15.331	$16.623	$15.705	$12.415	$11.138	$11.387	$10.620	$8.457	$12.370	$11.690
Number of Accumulation Units outstanding at end of period (in thousands)	361	468	605	921	1,283	1,791	2,207	2,259	2,511	2,770
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.380	$15.498	$12.270	$11.024	$11.288	$10.543	$8.409	$—	$—	$—
Accumulation Unit Value at end of period	$15.083	$16.380	$15.498	$12.270	$11.024	$11.288	$10.543	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	19	21	37	57	68	100	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.219	$15.362	$12.174	$10.949	$11.222	$10.492	$8.377	$—	$—	$—
Accumulation Unit Value at end of period	$14.921	$16.219	$15.362	$12.174	$10.949	$11.222	$10.492	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	213	248	310	353	457	334	132	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.418	$1.380	$1.436	$1.420	$1.334	$1.283	$1.301	$1.174	$1.119	$1.095
Accumulation Unit Value at end of period	$1.403	$1.418	$1.380	$1.436	$1.420	$1.334	$1.283	$1.301	$1.174	$1.119
Number of Accumulation Units outstanding at end of period (in thousands)	19,259	25,947	31,359	56,086	59,305	70,228	78,299	90,811	73,021	44,385
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$1.379	$1.345	$1.403	$1.390	$1.309	$1.261	$1.281	$1.158	$1.106	$1.085
Accumulation Unit Value at end of period	$1.363	$1.379	$1.345	$1.403	$1.390	$1.309	$1.261	$1.281	$1.158	$1.106
Number of Accumulation Units outstanding at end of period (in thousands)	2,401	3,428	5,088	6,944	8,394	9,907	10,819	12,700	11,962	9,739
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.379	$1.345	$1.403	$1.390	$1.309	$1.261	$1.281	$1.158	$1.106	$1.085
Accumulation Unit Value at end of period	$1.363	$1.379	$1.345	$1.403	$1.390	$1.309	$1.261	$1.281	$1.158	$1.106
Number of Accumulation Units outstanding at end of period (in thousands)	2,401	3,428	5,088	6,944	8,394	9,907	10,819	12,700	11,962	9,739
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.361	$1.329	$1.387	$1.376	$1.297	$1.251	$1.272	$1.151	$1.100	$1.080
Accumulation Unit Value at end of period	$1.343	$1.361	$1.329	$1.387	$1.376	$1.297	$1.251	$1.272	$1.151	$1.100
Number of Accumulation Units outstanding at end of period (in thousands)	8,785	10,547	14,452	21,515	23,810	27,573	33,307	43,351	32,443	26,808
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.352	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267	$1.147	$1.098	$1.078
Accumulation Unit Value at end of period	$1.334	$1.352	$1.321	$1.379	$1.369	$1.291	$1.245	$1.267	$1.147	$1.098
Number of Accumulation Units outstanding at end of period (in thousands)	34,785	33,586	41,146	80,681	91,836	110,869	128,780	163,730	133,743	90,282
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.343	$1.312	$1.372	$1.362	$1.285	$1.240	$1.262	$1.144	$1.095	$1.076
Accumulation Unit Value at end of period	$1.324	$1.343	$1.312	$1.372	$1.362	$1.285	$1.240	$1.262	$1.144	$1.095
Number of Accumulation Units outstanding at end of period (in thousands)	3,386	4,041	5,076	8,482	11,075	13,115	16,370	23,556	17,926	16,651
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.325	$1.297	$1.356	$1.348	$1.273	$1.230	$1.253	$1.137	$1.089	$1.071
Accumulation Unit Value at end of period	$1.306	$1.325	$1.297	$1.356	$1.348	$1.273	$1.230	$1.253	$1.137	$1.089
Number of Accumulation Units outstanding at end of period (in thousands)	12,323	18,178	23,368	36,145	41,476	52,236	62,546	89,525	71,648	58,221
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.325	$1.297	$1.356	$1.348	$1.273	$1.230	$1.253	$1.137	$1.089	$1.071
Accumulation Unit Value at end of period	$1.306	$1.325	$1.297	$1.356	$1.348	$1.273	$1.230	$1.253	$1.137	$1.089
Number of Accumulation Units outstanding at end of period (in thousands)	12,323	18,178	23,368	36,145	41,476	52,236	62,546	89,525	71,648	58,221
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.317	$1.289	$1.349	$1.341	$1.267	$1.225	$1.249	$1.133	$1.086	$1.069
Accumulation Unit Value at end of period	$1.296	$1.317	$1.289	$1.349	$1.341	$1.267	$1.225	$1.249	$1.133	$1.086
Number of Accumulation Units outstanding at end of period (in thousands)	7,197	7,453	9,609	12,480	13,631	16,999	21,546	27,809	21,179	16,498
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.299	$1.273	$1.334	$1.328	$1.255	$1.215	$1.240	$1.126	$1.080	$1.064
Accumulation Unit Value at end of period	$1.278	$1.299	$1.273	$1.334	$1.328	$1.255	$1.215	$1.240	$1.126	$1.080
Number of Accumulation Units outstanding at end of period (in thousands)	7,494	9,584	12,175	18,991	23,618	29,090	36,975	49,097	40,866	35,410
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$1.291	$1.265	$1.326	$1.321	$1.249	$1.210	$1.235	$1.122	$1.077	$1.062
Accumulation Unit Value at end of period	$1.269	$1.291	$1.265	$1.326	$1.321	$1.249	$1.210	$1.235	$1.122	$1.077
Number of Accumulation Units outstanding at end of period (in thousands)	6,930	7,994	9,913	14,383	16,807	21,840	27,755	46,949	47,188	53,412
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.286	$1.261	$1.323	$1.318	$1.247	$1.209	$1.234	$—	$—	$—
Accumulation Unit Value at end of period	$1.264	$1.286	$1.261	$1.323	$1.318	$1.247	$1.209	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7,435	7,322	7,066	8,428	6,484	6,407	4,122	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.275	$1.251	$1.313	$1.309	$1.239	$1.201	$1.228	$1.117	$1.073	$1.059
Accumulation Unit Value at end of period	$1.252	$1.275	$1.251	$1.313	$1.309	$1.239	$1.201	$1.228	$1.117	$1.073
Number of Accumulation Units outstanding at end of period (in thousands)	7,674	9,579	13,392	23,961	29,043	36,927	43,489	60,777	42,275	37,566
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.252	$1.230	$1.292	$1.290	$1.224	$1.188	$1.216	$—	$—	$—
Accumulation Unit Value at end of period	$1.227	$1.252	$1.230	$1.292	$1.290	$1.224	$1.188	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	965	1,219	1,249	1,485	1,856	2,630	3,218	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.236	$1.215	$1.278	$1.278	$1.213	$1.179	$1.208	$—	$—	$—
Accumulation Unit Value at end of period	$1.211	$1.236	$1.215	$1.278	$1.278	$1.213	$1.179	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4,563	5,170	6,392	8,181	9,360	7,501	3,756	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.535	$2.561	$2.181	$1.913	$2.079	$1.867	$1.400	$2.379	$2.102	$1.662
Accumulation Unit Value at end of period	$2.442	$2.535	$2.561	$2.181	$1.913	$2.079	$1.867	$1.400	$2.379	$2.102
Number of Accumulation Units outstanding at end of period (in thousands)	6,400	7,563	10,188	11,769	13,030	14,305	15,797	16,506	12,825	3,283
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$2.466	$2.497	$2.130	$1.873	$2.040	$1.835	$1.378	$2.348	$2.079	$1.646
Accumulation Unit Value at end of period	$2.371	$2.466	$2.497	$2.130	$1.873	$2.040	$1.835	$1.378	$2.348	$2.079
Number of Accumulation Units outstanding at end of period (in thousands)	252	322	433	561	725	839	1,016	963	816	499
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.466	$2.497	$2.130	$1.873	$2.040	$1.835	$1.378	$2.348	$2.079	$1.646
Accumulation Unit Value at end of period	$2.371	$2.466	$2.497	$2.130	$1.873	$2.040	$1.835	$1.378	$2.348	$2.079
Number of Accumulation Units outstanding at end of period (in thousands)	252	322	433	561	725	839	1,016	963	816	499
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.434	$2.466	$2.107	$1.854	$2.021	$1.820	$1.368	$2.333	$2.068	$1.639
Accumulation Unit Value at end of period	$2.338	$2.434	$2.466	$2.107	$1.854	$2.021	$1.820	$1.368	$2.333	$2.068
Number of Accumulation Units outstanding at end of period (in thousands)	1,696	2,096	2,692	2,860	3,343	3,781	4,366	4,619	4,698	3,146
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.418	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363	$2.326	$2.062	$1.636
Accumulation Unit Value at end of period	$2.321	$2.418	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363	$2.326	$2.062
Number of Accumulation Units outstanding at end of period (in thousands)	9,771	11,114	13,347	15,427	19,664	22,724	26,186	28,712	24,642	8,925

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.402	$2.436	$2.083	$1.835	$2.002	$1.805	$1.358	$2.319	$2.057	$1.632
Accumulation Unit Value at end of period	$2.305	$2.402	$2.436	$2.083	$1.835	$2.002	$1.805	$1.358	$2.319	$2.057
Number of Accumulation Units outstanding at end of period (in thousands)	810	841	939	892	1,408	1,945	2,416	2,492	2,927	1,675
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.370	$2.406	$2.060	$1.816	$1.984	$1.790	$1.349	$2.304	$2.046	$1.625
Accumulation Unit Value at end of period	$2.272	$2.370	$2.406	$2.060	$1.816	$1.984	$1.790	$1.349	$2.304	$2.046
Number of Accumulation Units outstanding at end of period (in thousands)	1,780	2,798	3,724	4,966	6,368	7,666	8,601	9,511	9,741	5,735
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.370	$2.406	$2.060	$1.816	$1.984	$1.790	$1.349	$2.304	$2.046	$1.625
Accumulation Unit Value at end of period	$2.272	$2.370	$2.406	$2.060	$1.816	$1.984	$1.790	$1.349	$2.304	$2.046
Number of Accumulation Units outstanding at end of period (in thousands)	1,780	2,798	3,724	4,966	6,368	7,666	8,601	9,511	9,741	5,735
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.354	$2.392	$2.048	$1.807	$1.974	$1.783	$1.344	$2.297	$2.041	$1.622
Accumulation Unit Value at end of period	$2.256	$2.354	$2.392	$2.048	$1.807	$1.974	$1.783	$1.344	$2.297	$2.041
Number of Accumulation Units outstanding at end of period (in thousands)	471	538	868	1,139	1,570	1,843	2,226	2,498	2,522	1,449
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.323	$2.362	$2.025	$1.788	$1.956	$1.768	$1.334	$2.283	$2.030	$1.615
Accumulation Unit Value at end of period	$2.224	$2.323	$2.362	$2.025	$1.788	$1.956	$1.768	$1.334	$2.283	$2.030
Number of Accumulation Units outstanding at end of period (in thousands)	2,171	2,417	2,801	3,111	4,170	5,152	6,359	6,988	7,667	4,199
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.308	$2.348	$2.014	$1.779	$1.947	$1.761	$1.329	$2.275	$2.025	$1.611
Accumulation Unit Value at end of period	$2.208	$2.308	$2.348	$2.014	$1.779	$1.947	$1.761	$1.329	$2.275	$2.025
Number of Accumulation Units outstanding at end of period (in thousands)	578	756	899	1,088	1,367	2,027	2,545	3,388	5,947	5,190
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.300	$2.341	$2.008	$1.775	$1.944	$1.759	$1.328	$—	$—	$—
Accumulation Unit Value at end of period	$2.199	$2.300	$2.341	$2.008	$1.775	$1.944	$1.759	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	773	836	883	592	928	530	302	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.280	$2.322	$1.994	$1.763	$1.932	$1.749	$1.321	$2.264	$2.016	$1.607
Accumulation Unit Value at end of period	$2.180	$2.280	$2.322	$1.994	$1.763	$1.932	$1.749	$1.321	$2.264	$2.016
Number of Accumulation Units outstanding at end of period (in thousands)	681	791	1,139	1,721	2,515	2,966	3,716	3,945	4,062	2,836
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.238	$2.283	$1.963	$1.738	$1.907	$1.729	$1.308	$—	$—	$—
Accumulation Unit Value at end of period	$2.136	$2.238	$2.283	$1.963	$1.738	$1.907	$1.729	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	53	57	75	106	137	142	212	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.210	$2.256	$1.942	$1.721	$1.891	$1.716	$1.299	$—	$—	$—
Accumulation Unit Value at end of period	$2.107	$2.210	$2.256	$1.942	$1.721	$1.891	$1.716	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	769	917	955	883	859	792	243	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.427	$2.356	$1.854	$1.693	$1.833	$1.628	$1.267	$1.797	$1.663	$1.515
Accumulation Unit Value at end of period	$2.298	$2.427	$2.356	$1.854	$1.693	$1.833	$1.628	$1.267	$1.797	$1.663
Number of Accumulation Units outstanding at end of period (in thousands)	4,403	5,211	6,844	7,976	9,543	10,609	10,925	11,178	11,271	8,186
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$2.362	$2.297	$1.811	$1.657	$1.798	$1.600	$1.248	$1.773	$1.644	$1.501
Accumulation Unit Value at end of period	$2.232	$2.362	$2.297	$1.811	$1.657	$1.798	$1.600	$1.248	$1.773	$1.644
Number of Accumulation Units outstanding at end of period (in thousands)	626	729	882	1,301	1,829	2,027	2,151	2,528	2,701	2,769
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.362	$2.297	$1.811	$1.657	$1.798	$1.600	$1.248	$1.773	$1.644	$1.501
Accumulation Unit Value at end of period	$2.232	$2.362	$2.297	$1.811	$1.657	$1.798	$1.600	$1.248	$1.773	$1.644
Number of Accumulation Units outstanding at end of period (in thousands)	626	729	882	1,301	1,829	2,027	2,151	2,528	2,701	2,769
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.330	$2.269	$1.790	$1.640	$1.781	$1.587	$1.239	$1.762	$1.635	$1.495
Accumulation Unit Value at end of period	$2.200	$2.330	$2.269	$1.790	$1.640	$1.781	$1.587	$1.239	$1.762	$1.635
Number of Accumulation Units outstanding at end of period (in thousands)	2,659	3,084	3,618	4,361	5,641	7,163	8,446	9,973	12,288	13,389
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.315	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235	$1.757	$1.631	$1.491
Accumulation Unit Value at end of period	$2.184	$2.315	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235	$1.757	$1.631
Number of Accumulation Units outstanding at end of period (in thousands)	8,421	9,682	12,003	14,523	18,463	22,332	27,075	27,921	31,745	30,309
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.300	$2.241	$1.770	$1.624	$1.765	$1.574	$1.230	$1.751	$1.627	$1.488
Accumulation Unit Value at end of period	$2.169	$2.300	$2.241	$1.770	$1.624	$1.765	$1.574	$1.230	$1.751	$1.627
Number of Accumulation Units outstanding at end of period (in thousands)	1,498	1,793	2,247	3,467	4,528	6,006	7,742	8,705	13,380	13,965
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.269	$2.214	$1.750	$1.607	$1.749	$1.561	$1.221	$1.740	$1.618	$1.482
Accumulation Unit Value at end of period	$2.138	$2.269	$2.214	$1.750	$1.607	$1.749	$1.561	$1.221	$1.740	$1.618
Number of Accumulation Units outstanding at end of period (in thousands)	2,303	3,270	4,227	6,341	8,677	11,333	13,558	13,855	15,280	14,353
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.269	$2.214	$1.750	$1.607	$1.749	$1.561	$1.221	$1.740	$1.618	$1.482
Accumulation Unit Value at end of period	$2.138	$2.269	$2.214	$1.750	$1.607	$1.749	$1.561	$1.221	$1.740	$1.618
Number of Accumulation Units outstanding at end of period (in thousands)	2,303	3,270	4,227	6,341	8,677	11,333	13,558	13,855	15,280	14,353
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.254	$2.200	$1.741	$1.599	$1.741	$1.555	$1.217	$1.735	$1.614	$1.479
Accumulation Unit Value at end of period	$2.123	$2.254	$2.200	$1.741	$1.599	$1.741	$1.555	$1.217	$1.735	$1.614
Number of Accumulation Units outstanding at end of period (in thousands)	1,376	1,707	2,157	3,404	4,201	5,499	6,784	7,554	6,386	5,982
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.225	$2.173	$1.721	$1.583	$1.725	$1.542	$1.208	$1.724	$1.606	$1.472
Accumulation Unit Value at end of period	$2.093	$2.225	$2.173	$1.721	$1.583	$1.725	$1.542	$1.208	$1.724	$1.606
Number of Accumulation Units outstanding at end of period (in thousands)	2,875	3,394	3,936	4,608	6,072	8,082	11,304	12,872	18,871	21,534
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$2.210	$2.160	$1.711	$1.574	$1.716	$1.535	$1.204	$1.719	$1.601	$1.469
Accumulation Unit Value at end of period	$2.078	$2.210	$2.160	$1.711	$1.574	$1.716	$1.535	$1.204	$1.719	$1.601
Number of Accumulation Units outstanding at end of period (in thousands)	3,147	3,918	4,880	6,669	8,274	11,250	14,608	18,140	29,322	43,029
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.202	$2.153	$1.707	$1.571	$1.714	$1.534	$1.203	$—	$—	$—
Accumulation Unit Value at end of period	$2.069	$2.202	$2.153	$1.707	$1.571	$1.714	$1.534	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,771	1,971	2,056	2,146	2,334	2,344	1,145	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.184	$2.136	$1.694	$1.560	$1.703	$1.525	$1.196	$1.710	$1.595	$1.465
Accumulation Unit Value at end of period	$2.051	$2.184	$2.136	$1.694	$1.560	$1.703	$1.525	$1.196	$1.710	$1.595
Number of Accumulation Units outstanding at end of period (in thousands)	2,399	3,040	3,666	5,147	7,075	9,144	10,992	11,141	9,600	9,932
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.143	$2.100	$1.668	$1.538	$1.681	$1.508	$1.185	$—	$—	$—
Accumulation Unit Value at end of period	$2.010	$2.143	$2.100	$1.668	$1.538	$1.681	$1.508	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	194	306	270	399	554	824	1,038	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.116	$2.075	$1.650	$1.523	$1.667	$1.496	$1.177	$—	$—	$—
Accumulation Unit Value at end of period	$1.983	$2.116	$2.075	$1.650	$1.523	$1.667	$1.496	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,339	2,772	3,131	3,119	3,589	2,902	1,868	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.240	$13.359	$9.883	$10.020	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.218	$14.240	$13.359	$9.883	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	61	88	111	67	—	—	—	—	—	—
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$14.159	$13.310	$9.866	$10.017	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.110	$14.159	$13.310	$9.866	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	11	13	4	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.159	$13.310	$9.866	$10.017	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.110	$14.159	$13.310	$9.866	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	11	13	4	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.119	$13.286	$9.858	$10.015	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.056	$14.119	$13.286	$9.858	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	43	33	44	43	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.099	$13.274	$9.854	$10.014	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.029	$14.099	$13.274	$9.854	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	78	99	112	101	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.079	$13.262	$9.850	$10.013	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.002	$14.079	$13.262	$9.850	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	15	29	35	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.039	$13.237	$9.841	$10.012	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.948	$14.039	$13.237	$9.841	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	35	46	44	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.039	$13.237	$9.841	$10.012	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.948	$14.039	$13.237	$9.841	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	35	46	44	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.019	$13.225	$9.837	$10.011	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.921	$14.019	$13.225	$9.837	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	21	24	25	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.980	$13.201	$9.829	$10.009	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.868	$13.980	$13.201	$9.829	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	26	37	33	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.960	$13.189	$9.825	$10.008	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.842	$13.960	$13.189	$9.825	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	78	37	49	29	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.940	$13.177	$9.821	$10.008	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.815	$13.940	$13.177	$9.821	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	10	11	5	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.920	$13.165	$9.817	$10.007	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.789	$13.920	$13.165	$9.817	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	32	28	15	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.861	$13.129	$9.805	$10.004	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.710	$13.861	$13.129	$9.805	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	3	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.822	$13.105	$9.796	$10.003	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.657	$13.822	$13.105	$9.796	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	21	33	23	—	—	—	—	—	—

39

40

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$1.291	$1.265	$1.326	$1.321	$1.249	$1.210	$1.235	$1.122	$1.077	$1.062
Accumulation Unit Value at end of period	$1.269	$1.291	$1.265	$1.326	$1.321	$1.249	$1.210	$1.235	$1.122	$1.077
Number of Accumulation Units outstanding at end of period (in thousands)	6,930	7,994	9,913	14,383	16,807	21,840	27,755	46,949	47,188	53,412
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.286	$1.261	$1.323	$1.318	$1.247	$1.209	$1.234	$—	$—	$—
Accumulation Unit Value at end of period	$1.264	$1.286	$1.261	$1.323	$1.318	$1.247	$1.209	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7,435	7,322	7,066	8,428	6,484	6,407	4,122	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.275	$1.251	$1.313	$1.309	$1.239	$1.201	$1.228	$1.117	$1.073	$1.059
Accumulation Unit Value at end of period	$1.252	$1.275	$1.251	$1.313	$1.309	$1.239	$1.201	$1.228	$1.117	$1.073
Number of Accumulation Units outstanding at end of period (in thousands)	7,674	9,579	13,392	23,961	29,043	36,927	43,489	60,777	42,275	37,566
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.252	$1.230	$1.292	$1.290	$1.224	$1.188	$1.216	$—	$—	$—
Accumulation Unit Value at end of period	$1.227	$1.252	$1.230	$1.292	$1.290	$1.224	$1.188	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	965	1,219	1,249	1,485	1,856	2,630	3,218	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.236	$1.215	$1.278	$1.278	$1.213	$1.179	$1.208	$—	$—	$—
Accumulation Unit Value at end of period	$1.211	$1.236	$1.215	$1.278	$1.278	$1.213	$1.179	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4,563	5,170	6,392	8,181	9,360	7,501	3,756	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.535	$2.561	$2.181	$1.913	$2.079	$1.867	$1.400	$2.379	$2.102	$1.662
Accumulation Unit Value at end of period	$2.442	$2.535	$2.561	$2.181	$1.913	$2.079	$1.867	$1.400	$2.379	$2.102
Number of Accumulation Units outstanding at end of period (in thousands)	6,400	7,563	10,188	11,769	13,030	14,305	15,797	16,506	12,825	3,283
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$2.466	$2.497	$2.130	$1.873	$2.040	$1.835	$1.378	$2.348	$2.079	$1.646
Accumulation Unit Value at end of period	$2.371	$2.466	$2.497	$2.130	$1.873	$2.040	$1.835	$1.378	$2.348	$2.079
Number of Accumulation Units outstanding at end of period (in thousands)	252	322	433	561	725	839	1,016	963	816	499
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.466	$2.497	$2.130	$1.873	$2.040	$1.835	$1.378	$2.348	$2.079	$1.646
Accumulation Unit Value at end of period	$2.371	$2.466	$2.497	$2.130	$1.873	$2.040	$1.835	$1.378	$2.348	$2.079
Number of Accumulation Units outstanding at end of period (in thousands)	252	322	433	561	725	839	1,016	963	816	499
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.434	$2.466	$2.107	$1.854	$2.021	$1.820	$1.368	$2.333	$2.068	$1.639
Accumulation Unit Value at end of period	$2.338	$2.434	$2.466	$2.107	$1.854	$2.021	$1.820	$1.368	$2.333	$2.068
Number of Accumulation Units outstanding at end of period (in thousands)	1,696	2,096	2,692	2,860	3,343	3,781	4,366	4,619	4,698	3,146
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.418	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363	$2.326	$2.062	$1.636
Accumulation Unit Value at end of period	$2.321	$2.418	$2.451	$2.095	$1.844	$2.011	$1.813	$1.363	$2.326	$2.062
Number of Accumulation Units outstanding at end of period (in thousands)	9,771	11,114	13,347	15,427	19,664	22,724	26,186	28,712	24,642	8,925

41

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.402	$2.436	$2.083	$1.835	$2.002	$1.805	$1.358	$2.319	$2.057	$1.632
Accumulation Unit Value at end of period	$2.305	$2.402	$2.436	$2.083	$1.835	$2.002	$1.805	$1.358	$2.319	$2.057
Number of Accumulation Units outstanding at end of period (in thousands)	810	841	939	892	1,408	1,945	2,416	2,492	2,927	1,675
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.370	$2.406	$2.060	$1.816	$1.984	$1.790	$1.349	$2.304	$2.046	$1.625
Accumulation Unit Value at end of period	$2.272	$2.370	$2.406	$2.060	$1.816	$1.984	$1.790	$1.349	$2.304	$2.046
Number of Accumulation Units outstanding at end of period (in thousands)	1,780	2,798	3,724	4,966	6,368	7,666	8,601	9,511	9,741	5,735
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.370	$2.406	$2.060	$1.816	$1.984	$1.790	$1.349	$2.304	$2.046	$1.625
Accumulation Unit Value at end of period	$2.272	$2.370	$2.406	$2.060	$1.816	$1.984	$1.790	$1.349	$2.304	$2.046
Number of Accumulation Units outstanding at end of period (in thousands)	1,780	2,798	3,724	4,966	6,368	7,666	8,601	9,511	9,741	5,735
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.354	$2.392	$2.048	$1.807	$1.974	$1.783	$1.344	$2.297	$2.041	$1.622
Accumulation Unit Value at end of period	$2.256	$2.354	$2.392	$2.048	$1.807	$1.974	$1.783	$1.344	$2.297	$2.041
Number of Accumulation Units outstanding at end of period (in thousands)	471	538	868	1,139	1,570	1,843	2,226	2,498	2,522	1,449
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.323	$2.362	$2.025	$1.788	$1.956	$1.768	$1.334	$2.283	$2.030	$1.615
Accumulation Unit Value at end of period	$2.224	$2.323	$2.362	$2.025	$1.788	$1.956	$1.768	$1.334	$2.283	$2.030
Number of Accumulation Units outstanding at end of period (in thousands)	2,171	2,417	2,801	3,111	4,170	5,152	6,359	6,988	7,667	4,199
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.308	$2.348	$2.014	$1.779	$1.947	$1.761	$1.329	$2.275	$2.025	$1.611
Accumulation Unit Value at end of period	$2.208	$2.308	$2.348	$2.014	$1.779	$1.947	$1.761	$1.329	$2.275	$2.025
Number of Accumulation Units outstanding at end of period (in thousands)	578	756	899	1,088	1,367	2,027	2,545	3,388	5,947	5,190
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.300	$2.341	$2.008	$1.775	$1.944	$1.759	$1.328	$—	$—	$—
Accumulation Unit Value at end of period	$2.199	$2.300	$2.341	$2.008	$1.775	$1.944	$1.759	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	773	836	883	592	928	530	302	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.280	$2.322	$1.994	$1.763	$1.932	$1.749	$1.321	$2.264	$2.016	$1.607
Accumulation Unit Value at end of period	$2.180	$2.280	$2.322	$1.994	$1.763	$1.932	$1.749	$1.321	$2.264	$2.016
Number of Accumulation Units outstanding at end of period (in thousands)	681	791	1,139	1,721	2,515	2,966	3,716	3,945	4,062	2,836
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.238	$2.283	$1.963	$1.738	$1.907	$1.729	$1.308	$—	$—	$—
Accumulation Unit Value at end of period	$2.136	$2.238	$2.283	$1.963	$1.738	$1.907	$1.729	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	53	57	75	106	137	142	212	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.210	$2.256	$1.942	$1.721	$1.891	$1.716	$1.299	$—	$—	$—
Accumulation Unit Value at end of period	$2.107	$2.210	$2.256	$1.942	$1.721	$1.891	$1.716	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	769	917	955	883	859	792	243	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.427	$2.356	$1.854	$1.693	$1.833	$1.628	$1.267	$1.797	$1.663	$1.515
Accumulation Unit Value at end of period	$2.298	$2.427	$2.356	$1.854	$1.693	$1.833	$1.628	$1.267	$1.797	$1.663
Number of Accumulation Units outstanding at end of period (in thousands)	4,403	5,211	6,844	7,976	9,543	10,609	10,925	11,178	11,271	8,186
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$2.362	$2.297	$1.811	$1.657	$1.798	$1.600	$1.248	$1.773	$1.644	$1.501
Accumulation Unit Value at end of period	$2.232	$2.362	$2.297	$1.811	$1.657	$1.798	$1.600	$1.248	$1.773	$1.644
Number of Accumulation Units outstanding at end of period (in thousands)	626	729	882	1,301	1,829	2,027	2,151	2,528	2,701	2,769
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.362	$2.297	$1.811	$1.657	$1.798	$1.600	$1.248	$1.773	$1.644	$1.501
Accumulation Unit Value at end of period	$2.232	$2.362	$2.297	$1.811	$1.657	$1.798	$1.600	$1.248	$1.773	$1.644
Number of Accumulation Units outstanding at end of period (in thousands)	626	729	882	1,301	1,829	2,027	2,151	2,528	2,701	2,769
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$2.330	$2.269	$1.790	$1.640	$1.781	$1.587	$1.239	$1.762	$1.635	$1.495
Accumulation Unit Value at end of period	$2.200	$2.330	$2.269	$1.790	$1.640	$1.781	$1.587	$1.239	$1.762	$1.635
Number of Accumulation Units outstanding at end of period (in thousands)	2,659	3,084	3,618	4,361	5,641	7,163	8,446	9,973	12,288	13,389
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.315	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235	$1.757	$1.631	$1.491
Accumulation Unit Value at end of period	$2.184	$2.315	$2.255	$1.780	$1.632	$1.773	$1.580	$1.235	$1.757	$1.631
Number of Accumulation Units outstanding at end of period (in thousands)	8,421	9,682	12,003	14,523	18,463	22,332	27,075	27,921	31,745	30,309
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.300	$2.241	$1.770	$1.624	$1.765	$1.574	$1.230	$1.751	$1.627	$1.488
Accumulation Unit Value at end of period	$2.169	$2.300	$2.241	$1.770	$1.624	$1.765	$1.574	$1.230	$1.751	$1.627
Number of Accumulation Units outstanding at end of period (in thousands)	1,498	1,793	2,247	3,467	4,528	6,006	7,742	8,705	13,380	13,965
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$2.269	$2.214	$1.750	$1.607	$1.749	$1.561	$1.221	$1.740	$1.618	$1.482
Accumulation Unit Value at end of period	$2.138	$2.269	$2.214	$1.750	$1.607	$1.749	$1.561	$1.221	$1.740	$1.618
Number of Accumulation Units outstanding at end of period (in thousands)	2,303	3,270	4,227	6,341	8,677	11,333	13,558	13,855	15,280	14,353
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.269	$2.214	$1.750	$1.607	$1.749	$1.561	$1.221	$1.740	$1.618	$1.482
Accumulation Unit Value at end of period	$2.138	$2.269	$2.214	$1.750	$1.607	$1.749	$1.561	$1.221	$1.740	$1.618
Number of Accumulation Units outstanding at end of period (in thousands)	2,303	3,270	4,227	6,341	8,677	11,333	13,558	13,855	15,280	14,353
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.254	$2.200	$1.741	$1.599	$1.741	$1.555	$1.217	$1.735	$1.614	$1.479
Accumulation Unit Value at end of period	$2.123	$2.254	$2.200	$1.741	$1.599	$1.741	$1.555	$1.217	$1.735	$1.614
Number of Accumulation Units outstanding at end of period (in thousands)	1,376	1,707	2,157	3,404	4,201	5,499	6,784	7,554	6,386	5,982
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.225	$2.173	$1.721	$1.583	$1.725	$1.542	$1.208	$1.724	$1.606	$1.472
Accumulation Unit Value at end of period	$2.093	$2.225	$2.173	$1.721	$1.583	$1.725	$1.542	$1.208	$1.724	$1.606
Number of Accumulation Units outstanding at end of period (in thousands)	2,875	3,394	3,936	4,608	6,072	8,082	11,304	12,872	18,871	21,534
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$2.210	$2.160	$1.711	$1.574	$1.716	$1.535	$1.204	$1.719	$1.601	$1.469
Accumulation Unit Value at end of period	$2.078	$2.210	$2.160	$1.711	$1.574	$1.716	$1.535	$1.204	$1.719	$1.601
Number of Accumulation Units outstanding at end of period (in thousands)	3,147	3,918	4,880	6,669	8,274	11,250	14,608	18,140	29,322	43,029
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.202	$2.153	$1.707	$1.571	$1.714	$1.534	$1.203	$—	$—	$—
Accumulation Unit Value at end of period	$2.069	$2.202	$2.153	$1.707	$1.571	$1.714	$1.534	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,771	1,971	2,056	2,146	2,334	2,344	1,145	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.184	$2.136	$1.694	$1.560	$1.703	$1.525	$1.196	$1.710	$1.595	$1.465
Accumulation Unit Value at end of period	$2.051	$2.184	$2.136	$1.694	$1.560	$1.703	$1.525	$1.196	$1.710	$1.595
Number of Accumulation Units outstanding at end of period (in thousands)	2,399	3,040	3,666	5,147	7,075	9,144	10,992	11,141	9,600	9,932
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.143	$2.100	$1.668	$1.538	$1.681	$1.508	$1.185	$—	$—	$—
Accumulation Unit Value at end of period	$2.010	$2.143	$2.100	$1.668	$1.538	$1.681	$1.508	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	194	306	270	399	554	824	1,038	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.116	$2.075	$1.650	$1.523	$1.667	$1.496	$1.177	$—	$—	$—
Accumulation Unit Value at end of period	$1.983	$2.116	$2.075	$1.650	$1.523	$1.667	$1.496	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,339	2,772	3,131	3,119	3,589	2,902	1,868	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.240	$13.359	$9.883	$10.020	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.218	$14.240	$13.359	$9.883	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	61	88	111	67	—	—	—	—	—	—
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$14.159	$13.310	$9.866	$10.017	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.110	$14.159	$13.310	$9.866	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	11	13	4	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.159	$13.310	$9.866	$10.017	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.110	$14.159	$13.310	$9.866	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	11	13	4	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.119	$13.286	$9.858	$10.015	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.056	$14.119	$13.286	$9.858	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	43	33	44	43	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.099	$13.274	$9.854	$10.014	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.029	$14.099	$13.274	$9.854	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	78	99	112	101	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.079	$13.262	$9.850	$10.013	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.002	$14.079	$13.262	$9.850	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	15	29	35	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.039	$13.237	$9.841	$10.012	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.948	$14.039	$13.237	$9.841	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	35	46	44	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.039	$13.237	$9.841	$10.012	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.948	$14.039	$13.237	$9.841	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	35	46	44	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.019	$13.225	$9.837	$10.011	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.921	$14.019	$13.225	$9.837	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	21	24	25	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.980	$13.201	$9.829	$10.009	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.868	$13.980	$13.201	$9.829	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	26	37	33	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.960	$13.189	$9.825	$10.008	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.842	$13.960	$13.189	$9.825	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	78	37	49	29	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.940	$13.177	$9.821	$10.008	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.815	$13.940	$13.177	$9.821	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	10	11	5	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.920	$13.165	$9.817	$10.007	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.789	$13.920	$13.165	$9.817	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	32	28	15	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.861	$13.129	$9.805	$10.004	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.710	$13.861	$13.129	$9.805	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	3	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.822	$13.105	$9.796	$10.003	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.657	$13.822	$13.105	$9.796	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	21	33	23	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.791	$9.923	$9.984	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.661	$9.791	$9.923	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,398	1,481	1,073	—	—	—	—	—	—	—
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$9.760	$9.911	$9.981	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.611	$9.760	$9.911	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	165	186	34	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$9.760	$9.911	$9.981	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.611	$9.760	$9.911	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	165	186	34	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.744	$9.905	$9.980	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.586	$9.744	$9.905	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	535	470	329	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.737	$9.902	$9.979	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.574	$9.737	$9.902	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,130	1,673	1,902	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$9.729	$9.899	$9.979	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.561	$9.729	$9.899	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	441	356	344	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$9.714	$9.894	$9.977	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.536	$9.714	$9.894	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,108	998	493	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.714	$9.894	$9.977	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.536	$9.714	$9.894	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,108	998	493	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.706	$9.891	$9.977	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.524	$9.706	$9.891	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	223	161	221	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.690	$9.885	$9.976	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.500	$9.690	$9.885	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,050	713	488	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$9.683	$9.882	$9.975	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.487	$9.683	$9.882	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	342	297	293	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.675	$9.879	$9.974	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.475	$9.675	$9.879	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	341	352	309	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.667	$9.876	$9.974	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.463	$9.667	$9.876	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	285	230	225	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.644	$9.867	$9.972	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.426	$9.644	$9.867	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	94	68	33	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.629	$9.862	$9.971	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.402	$9.629	$9.862	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	332	284	228	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.155	$22.929	$16.906	$15.045	$15.361	$12.113	$10.123	$14.937	$14.394	$12.423
Accumulation Unit Value at end of period	$21.584	$23.155	$22.929	$16.906	$15.045	$15.361	$12.113	$10.123	$14.937	$14.394
Number of Accumulation Units outstanding at end of period (in thousands)	407	492	647	1,049	1,219	1,374	1,393	1,423	837	358
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$22.642	$22.465	$16.598	$14.800	$15.142	$11.964	$10.018	$14.812	$14.302	$12.368
Accumulation Unit Value at end of period	$21.064	$22.642	$22.465	$16.598	$14.800	$15.142	$11.964	$10.018	$14.812	$14.302
Number of Accumulation Units outstanding at end of period (in thousands)	26	42	53	62	77	96	101	114	67	53
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.642	$22.465	$16.598	$14.800	$15.142	$11.964	$10.018	$14.812	$14.302	$12.368
Accumulation Unit Value at end of period	$21.064	$22.642	$22.465	$16.598	$14.800	$15.142	$11.964	$10.018	$14.812	$14.302
Number of Accumulation Units outstanding at end of period (in thousands)	26	42	53	62	77	96	101	114	67	53
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$22.390	$22.237	$16.445	$14.679	$15.033	$11.890	$9.966	$14.750	$14.256	$12.341
Accumulation Unit Value at end of period	$20.808	$22.390	$22.237	$16.445	$14.679	$15.033	$11.890	$9.966	$14.750	$14.256
Number of Accumulation Units outstanding at end of period (in thousands)	146	169	233	311	355	392	426	430	414	327
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.265	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940	$14.719	$14.233	$12.327
Accumulation Unit Value at end of period	$20.681	$22.265	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940	$14.719	$14.233
Number of Accumulation Units outstanding at end of period (in thousands)	646	714	902	1,355	1,887	2,199	2,348	2,375	1,626	629

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.140	$22.012	$16.295	$14.559	$14.925	$11.816	$9.914	$14.688	$14.210	$12.314
Accumulation Unit Value at end of period	$20.556	$22.140	$22.012	$16.295	$14.559	$14.925	$11.816	$9.914	$14.688	$14.210
Number of Accumulation Units outstanding at end of period (in thousands)	50	57	79	145	217	267	301	353	289	181
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.894	$21.788	$16.145	$14.440	$14.818	$11.743	$9.862	$14.626	$14.165	$12.287
Accumulation Unit Value at end of period	$20.306	$21.894	$21.788	$16.145	$14.440	$14.818	$11.743	$9.862	$14.626	$14.165
Number of Accumulation Units outstanding at end of period (in thousands)	152	246	402	524	675	951	1,135	1,128	909	610
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.894	$21.788	$16.145	$14.440	$14.818	$11.743	$9.862	$14.626	$14.165	$12.287
Accumulation Unit Value at end of period	$20.306	$21.894	$21.788	$16.145	$14.440	$14.818	$11.743	$9.862	$14.626	$14.165
Number of Accumulation Units outstanding at end of period (in thousands)	152	246	402	524	675	951	1,135	1,128	909	610
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.771	$21.677	$16.071	$14.381	$14.764	$11.707	$9.837	$14.596	$14.142	$12.273
Accumulation Unit Value at end of period	$20.183	$21.771	$21.677	$16.071	$14.381	$14.764	$11.707	$9.837	$14.596	$14.142
Number of Accumulation Units outstanding at end of period (in thousands)	49	62	107	138	189	229	289	293	174	77
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.529	$21.457	$15.924	$14.264	$14.658	$11.634	$9.786	$14.534	$14.097	$12.246
Accumulation Unit Value at end of period	$19.938	$21.529	$21.457	$15.924	$14.264	$14.658	$11.634	$9.786	$14.534	$14.097
Number of Accumulation Units outstanding at end of period (in thousands)	156	175	215	240	340	410	500	546	457	321
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.409	$21.348	$15.851	$14.205	$14.606	$11.598	$9.760	$14.504	$14.074	$12.232
Accumulation Unit Value at end of period	$19.816	$21.409	$21.348	$15.851	$14.205	$14.606	$11.598	$9.760	$14.504	$14.074
Number of Accumulation Units outstanding at end of period (in thousands)	63	82	146	131	248	245	270	306	438	390
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.289	$21.239	$15.778	$14.147	$14.553	$11.562	$9.735	$—	$—	$—
Accumulation Unit Value at end of period	$19.696	$21.289	$21.239	$15.778	$14.147	$14.553	$11.562	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	93	97	138	89	114	79	27	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.170	$21.131	$15.706	$14.089	$14.501	$11.526	$9.710	$14.443	$14.029	$12.205
Accumulation Unit Value at end of period	$19.576	$21.170	$21.131	$15.706	$14.089	$14.501	$11.526	$9.710	$14.443	$14.029
Number of Accumulation Units outstanding at end of period (in thousands)	69	108	154	193	276	367	448	432	326	267
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.817	$20.810	$15.490	$13.917	$14.345	$11.419	$9.634	$—	$—	$—
Accumulation Unit Value at end of period	$19.221	$20.817	$20.810	$15.490	$13.917	$14.345	$11.419	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	19	8	20	30	30	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.585	$20.599	$15.348	$13.803	$14.242	$11.349	$9.584	$—	$—	$—
Accumulation Unit Value at end of period	$18.988	$20.585	$20.599	$15.348	$13.803	$14.242	$11.349	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	84	87	119	109	117	82	32	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.722	$1.637	$1.241	$1.069	$1.117	$1.055	$0.722	$1.518	$1.515	$1.357
Accumulation Unit Value at end of period	$1.523	$1.722	$1.637	$1.241	$1.069	$1.117	$1.055	$0.722	$1.518	$1.515
Number of Accumulation Units outstanding at end of period (in thousands)	1,362	1,948	2,762	4,449	5,022	6,390	7,021	6,604	6,608	6,195
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$1.676	$1.596	$1.212	$1.046	$1.096	$1.037	$0.711	$1.498	$1.498	$1.344
Accumulation Unit Value at end of period	$1.478	$1.676	$1.596	$1.212	$1.046	$1.096	$1.037	$0.711	$1.498	$1.498
Number of Accumulation Units outstanding at end of period (in thousands)	447	484	553	585	745	910	1,158	1,360	1,542	1,659
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.676	$1.596	$1.212	$1.046	$1.096	$1.037	$0.711	$1.498	$1.498	$1.344
Accumulation Unit Value at end of period	$1.478	$1.676	$1.596	$1.212	$1.046	$1.096	$1.037	$0.711	$1.498	$1.498
Number of Accumulation Units outstanding at end of period (in thousands)	447	484	553	585	745	910	1,158	1,360	1,542	1,659
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.654	$1.577	$1.199	$1.035	$1.086	$1.028	$0.706	$1.489	$1.490	$1.338
Accumulation Unit Value at end of period	$1.458	$1.654	$1.577	$1.199	$1.035	$1.086	$1.028	$0.706	$1.489	$1.490
Number of Accumulation Units outstanding at end of period (in thousands)	1,269	1,493	1,679	2,721	3,686	4,785	5,897	7,008	8,743	10,297
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.643	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704	$1.484	$1.486	$1.335
Accumulation Unit Value at end of period	$1.447	$1.643	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704	$1.484	$1.486
Number of Accumulation Units outstanding at end of period (in thousands)	3,897	4,553	5,716	9,235	10,976	14,252	17,849	18,997	23,789	25,947
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.632	$1.558	$1.185	$1.025	$1.076	$1.020	$0.701	$1.479	$1.482	$1.333
Accumulation Unit Value at end of period	$1.437	$1.632	$1.558	$1.185	$1.025	$1.076	$1.020	$0.701	$1.479	$1.482
Number of Accumulation Units outstanding at end of period (in thousands)	760	943	1,179	1,690	2,266	3,563	4,649	4,926	7,069	8,893
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.611	$1.539	$1.172	$1.014	$1.066	$1.011	$0.696	$1.470	$1.475	$1.327
Accumulation Unit Value at end of period	$1.416	$1.611	$1.539	$1.172	$1.014	$1.066	$1.011	$0.696	$1.470	$1.475
Number of Accumulation Units outstanding at end of period (in thousands)	1,697	2,120	2,709	3,802	5,156	9,012	12,349	9,081	11,052	13,253
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.611	$1.539	$1.172	$1.014	$1.066	$1.011	$0.696	$1.470	$1.475	$1.327
Accumulation Unit Value at end of period	$1.416	$1.611	$1.539	$1.172	$1.014	$1.066	$1.011	$0.696	$1.470	$1.475
Number of Accumulation Units outstanding at end of period (in thousands)	1,697	2,120	2,709	3,802	5,156	9,012	12,349	9,081	11,052	13,253
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.600	$1.529	$1.165	$1.009	$1.061	$1.007	$0.693	$1.465	$1.471	$1.324
Accumulation Unit Value at end of period	$1.406	$1.600	$1.529	$1.165	$1.009	$1.061	$1.007	$0.693	$1.465	$1.471
Number of Accumulation Units outstanding at end of period (in thousands)	1,159	1,255	1,702	2,149	2,731	3,923	4,447	4,738	5,033	4,596
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.579	$1.511	$1.152	$0.999	$1.051	$0.999	$0.688	$1.456	$1.463	$1.318
Accumulation Unit Value at end of period	$1.386	$1.579	$1.511	$1.152	$0.999	$1.051	$0.999	$0.688	$1.456	$1.463
Number of Accumulation Units outstanding at end of period (in thousands)	1,875	2,204	2,632	3,998	5,140	6,852	10,280	11,157	16,250	20,671
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$1.568	$1.501	$1.146	$0.994	$1.046	$0.995	$0.686	$1.452	$1.459	$1.316
Accumulation Unit Value at end of period	$1.377	$1.568	$1.501	$1.146	$0.994	$1.046	$0.995	$0.686	$1.452	$1.459
Number of Accumulation Units outstanding at end of period (in thousands)	2,201	2,657	4,648	6,429	7,166	9,336	12,051	13,888	21,261	32,580
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.563	$1.497	$1.143	$0.991	$1.044	$0.994	$0.685	$—	$—	$—
Accumulation Unit Value at end of period	$1.371	$1.563	$1.497	$1.143	$0.991	$1.044	$0.994	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	893	1,127	1,077	972	1,018	848	581	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.550	$1.485	$1.134	$0.985	$1.038	$0.988	$0.682	$1.444	$1.453	$1.312
Accumulation Unit Value at end of period	$1.359	$1.550	$1.485	$1.134	$0.985	$1.038	$0.988	$0.682	$1.444	$1.453
Number of Accumulation Units outstanding at end of period (in thousands)	1,891	2,185	2,975	4,375	5,869	7,549	11,045	10,212	8,096	8,457
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.521	$1.460	$1.117	$0.971	$1.025	$0.977	$0.675	$—	$—	$—
Accumulation Unit Value at end of period	$1.332	$1.521	$1.460	$1.117	$0.971	$1.025	$0.977	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	200	243	252	383	583	1,126	1,286	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.502	$1.443	$1.105	$0.961	$1.016	$0.969	$0.671	$—	$—	$—
Accumulation Unit Value at end of period	$1.313	$1.502	$1.443	$1.105	$0.961	$1.016	$0.969	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,714	1,813	1,865	1,813	1,975	1,737	1,049	—	—	—

42

43

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$2.210	$2.160	$1.711	$1.574	$1.716	$1.535	$1.204	$1.719	$1.601	$1.469
Accumulation Unit Value at end of period	$2.078	$2.210	$2.160	$1.711	$1.574	$1.716	$1.535	$1.204	$1.719	$1.601
Number of Accumulation Units outstanding at end of period (in thousands)	3,147	3,918	4,880	6,669	8,274	11,250	14,608	18,140	29,322	43,029
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.202	$2.153	$1.707	$1.571	$1.714	$1.534	$1.203	$—	$—	$—
Accumulation Unit Value at end of period	$2.069	$2.202	$2.153	$1.707	$1.571	$1.714	$1.534	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,771	1,971	2,056	2,146	2,334	2,344	1,145	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.184	$2.136	$1.694	$1.560	$1.703	$1.525	$1.196	$1.710	$1.595	$1.465
Accumulation Unit Value at end of period	$2.051	$2.184	$2.136	$1.694	$1.560	$1.703	$1.525	$1.196	$1.710	$1.595
Number of Accumulation Units outstanding at end of period (in thousands)	2,399	3,040	3,666	5,147	7,075	9,144	10,992	11,141	9,600	9,932
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.143	$2.100	$1.668	$1.538	$1.681	$1.508	$1.185	$—	$—	$—
Accumulation Unit Value at end of period	$2.010	$2.143	$2.100	$1.668	$1.538	$1.681	$1.508	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	194	306	270	399	554	824	1,038	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.116	$2.075	$1.650	$1.523	$1.667	$1.496	$1.177	$—	$—	$—
Accumulation Unit Value at end of period	$1.983	$2.116	$2.075	$1.650	$1.523	$1.667	$1.496	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,339	2,772	3,131	3,119	3,589	2,902	1,868	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.240	$13.359	$9.883	$10.020	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.218	$14.240	$13.359	$9.883	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	61	88	111	67	—	—	—	—	—	—
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$14.159	$13.310	$9.866	$10.017	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.110	$14.159	$13.310	$9.866	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	11	13	4	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.159	$13.310	$9.866	$10.017	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.110	$14.159	$13.310	$9.866	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	11	13	4	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.119	$13.286	$9.858	$10.015	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.056	$14.119	$13.286	$9.858	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	43	33	44	43	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.099	$13.274	$9.854	$10.014	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.029	$14.099	$13.274	$9.854	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	78	99	112	101	—	—	—	—	—	—

44

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.079	$13.262	$9.850	$10.013	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.002	$14.079	$13.262	$9.850	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	15	29	35	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.039	$13.237	$9.841	$10.012	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.948	$14.039	$13.237	$9.841	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	35	46	44	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.039	$13.237	$9.841	$10.012	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.948	$14.039	$13.237	$9.841	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	35	46	44	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.019	$13.225	$9.837	$10.011	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.921	$14.019	$13.225	$9.837	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	21	24	25	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.980	$13.201	$9.829	$10.009	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.868	$13.980	$13.201	$9.829	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	26	37	33	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.960	$13.189	$9.825	$10.008	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.842	$13.960	$13.189	$9.825	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	78	37	49	29	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.940	$13.177	$9.821	$10.008	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.815	$13.940	$13.177	$9.821	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	10	11	5	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.920	$13.165	$9.817	$10.007	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.789	$13.920	$13.165	$9.817	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	32	28	15	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.861	$13.129	$9.805	$10.004	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.710	$13.861	$13.129	$9.805	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	3	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.822	$13.105	$9.796	$10.003	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.657	$13.822	$13.105	$9.796	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	21	33	23	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.791	$9.923	$9.984	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.661	$9.791	$9.923	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,398	1,481	1,073	—	—	—	—	—	—	—
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$9.760	$9.911	$9.981	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.611	$9.760	$9.911	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	165	186	34	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$9.760	$9.911	$9.981	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.611	$9.760	$9.911	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	165	186	34	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$9.744	$9.905	$9.980	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.586	$9.744	$9.905	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	535	470	329	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.737	$9.902	$9.979	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.574	$9.737	$9.902	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,130	1,673	1,902	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$9.729	$9.899	$9.979	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.561	$9.729	$9.899	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	441	356	344	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$9.714	$9.894	$9.977	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.536	$9.714	$9.894	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,108	998	493	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.714	$9.894	$9.977	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.536	$9.714	$9.894	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,108	998	493	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.706	$9.891	$9.977	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.524	$9.706	$9.891	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	223	161	221	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.690	$9.885	$9.976	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.500	$9.690	$9.885	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,050	713	488	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$9.683	$9.882	$9.975	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.487	$9.683	$9.882	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	342	297	293	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.675	$9.879	$9.974	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.475	$9.675	$9.879	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	341	352	309	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.667	$9.876	$9.974	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.463	$9.667	$9.876	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	285	230	225	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.644	$9.867	$9.972	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.426	$9.644	$9.867	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	94	68	33	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.629	$9.862	$9.971	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.402	$9.629	$9.862	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	332	284	228	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.155	$22.929	$16.906	$15.045	$15.361	$12.113	$10.123	$14.937	$14.394	$12.423
Accumulation Unit Value at end of period	$21.584	$23.155	$22.929	$16.906	$15.045	$15.361	$12.113	$10.123	$14.937	$14.394
Number of Accumulation Units outstanding at end of period (in thousands)	407	492	647	1,049	1,219	1,374	1,393	1,423	837	358
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$22.642	$22.465	$16.598	$14.800	$15.142	$11.964	$10.018	$14.812	$14.302	$12.368
Accumulation Unit Value at end of period	$21.064	$22.642	$22.465	$16.598	$14.800	$15.142	$11.964	$10.018	$14.812	$14.302
Number of Accumulation Units outstanding at end of period (in thousands)	26	42	53	62	77	96	101	114	67	53
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.642	$22.465	$16.598	$14.800	$15.142	$11.964	$10.018	$14.812	$14.302	$12.368
Accumulation Unit Value at end of period	$21.064	$22.642	$22.465	$16.598	$14.800	$15.142	$11.964	$10.018	$14.812	$14.302
Number of Accumulation Units outstanding at end of period (in thousands)	26	42	53	62	77	96	101	114	67	53
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$22.390	$22.237	$16.445	$14.679	$15.033	$11.890	$9.966	$14.750	$14.256	$12.341
Accumulation Unit Value at end of period	$20.808	$22.390	$22.237	$16.445	$14.679	$15.033	$11.890	$9.966	$14.750	$14.256
Number of Accumulation Units outstanding at end of period (in thousands)	146	169	233	311	355	392	426	430	414	327
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.265	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940	$14.719	$14.233	$12.327
Accumulation Unit Value at end of period	$20.681	$22.265	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940	$14.719	$14.233
Number of Accumulation Units outstanding at end of period (in thousands)	646	714	902	1,355	1,887	2,199	2,348	2,375	1,626	629

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.140	$22.012	$16.295	$14.559	$14.925	$11.816	$9.914	$14.688	$14.210	$12.314
Accumulation Unit Value at end of period	$20.556	$22.140	$22.012	$16.295	$14.559	$14.925	$11.816	$9.914	$14.688	$14.210
Number of Accumulation Units outstanding at end of period (in thousands)	50	57	79	145	217	267	301	353	289	181
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.894	$21.788	$16.145	$14.440	$14.818	$11.743	$9.862	$14.626	$14.165	$12.287
Accumulation Unit Value at end of period	$20.306	$21.894	$21.788	$16.145	$14.440	$14.818	$11.743	$9.862	$14.626	$14.165
Number of Accumulation Units outstanding at end of period (in thousands)	152	246	402	524	675	951	1,135	1,128	909	610
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.894	$21.788	$16.145	$14.440	$14.818	$11.743	$9.862	$14.626	$14.165	$12.287
Accumulation Unit Value at end of period	$20.306	$21.894	$21.788	$16.145	$14.440	$14.818	$11.743	$9.862	$14.626	$14.165
Number of Accumulation Units outstanding at end of period (in thousands)	152	246	402	524	675	951	1,135	1,128	909	610
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.771	$21.677	$16.071	$14.381	$14.764	$11.707	$9.837	$14.596	$14.142	$12.273
Accumulation Unit Value at end of period	$20.183	$21.771	$21.677	$16.071	$14.381	$14.764	$11.707	$9.837	$14.596	$14.142
Number of Accumulation Units outstanding at end of period (in thousands)	49	62	107	138	189	229	289	293	174	77
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.529	$21.457	$15.924	$14.264	$14.658	$11.634	$9.786	$14.534	$14.097	$12.246
Accumulation Unit Value at end of period	$19.938	$21.529	$21.457	$15.924	$14.264	$14.658	$11.634	$9.786	$14.534	$14.097
Number of Accumulation Units outstanding at end of period (in thousands)	156	175	215	240	340	410	500	546	457	321
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.409	$21.348	$15.851	$14.205	$14.606	$11.598	$9.760	$14.504	$14.074	$12.232
Accumulation Unit Value at end of period	$19.816	$21.409	$21.348	$15.851	$14.205	$14.606	$11.598	$9.760	$14.504	$14.074
Number of Accumulation Units outstanding at end of period (in thousands)	63	82	146	131	248	245	270	306	438	390
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.289	$21.239	$15.778	$14.147	$14.553	$11.562	$9.735	$—	$—	$—
Accumulation Unit Value at end of period	$19.696	$21.289	$21.239	$15.778	$14.147	$14.553	$11.562	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	93	97	138	89	114	79	27	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.170	$21.131	$15.706	$14.089	$14.501	$11.526	$9.710	$14.443	$14.029	$12.205
Accumulation Unit Value at end of period	$19.576	$21.170	$21.131	$15.706	$14.089	$14.501	$11.526	$9.710	$14.443	$14.029
Number of Accumulation Units outstanding at end of period (in thousands)	69	108	154	193	276	367	448	432	326	267
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.817	$20.810	$15.490	$13.917	$14.345	$11.419	$9.634	$—	$—	$—
Accumulation Unit Value at end of period	$19.221	$20.817	$20.810	$15.490	$13.917	$14.345	$11.419	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	19	8	20	30	30	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.585	$20.599	$15.348	$13.803	$14.242	$11.349	$9.584	$—	$—	$—
Accumulation Unit Value at end of period	$18.988	$20.585	$20.599	$15.348	$13.803	$14.242	$11.349	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	84	87	119	109	117	82	32	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.722	$1.637	$1.241	$1.069	$1.117	$1.055	$0.722	$1.518	$1.515	$1.357
Accumulation Unit Value at end of period	$1.523	$1.722	$1.637	$1.241	$1.069	$1.117	$1.055	$0.722	$1.518	$1.515
Number of Accumulation Units outstanding at end of period (in thousands)	1,362	1,948	2,762	4,449	5,022	6,390	7,021	6,604	6,608	6,195
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$1.676	$1.596	$1.212	$1.046	$1.096	$1.037	$0.711	$1.498	$1.498	$1.344
Accumulation Unit Value at end of period	$1.478	$1.676	$1.596	$1.212	$1.046	$1.096	$1.037	$0.711	$1.498	$1.498
Number of Accumulation Units outstanding at end of period (in thousands)	447	484	553	585	745	910	1,158	1,360	1,542	1,659
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.676	$1.596	$1.212	$1.046	$1.096	$1.037	$0.711	$1.498	$1.498	$1.344
Accumulation Unit Value at end of period	$1.478	$1.676	$1.596	$1.212	$1.046	$1.096	$1.037	$0.711	$1.498	$1.498
Number of Accumulation Units outstanding at end of period (in thousands)	447	484	553	585	745	910	1,158	1,360	1,542	1,659
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.654	$1.577	$1.199	$1.035	$1.086	$1.028	$0.706	$1.489	$1.490	$1.338
Accumulation Unit Value at end of period	$1.458	$1.654	$1.577	$1.199	$1.035	$1.086	$1.028	$0.706	$1.489	$1.490
Number of Accumulation Units outstanding at end of period (in thousands)	1,269	1,493	1,679	2,721	3,686	4,785	5,897	7,008	8,743	10,297
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.643	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704	$1.484	$1.486	$1.335
Accumulation Unit Value at end of period	$1.447	$1.643	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704	$1.484	$1.486
Number of Accumulation Units outstanding at end of period (in thousands)	3,897	4,553	5,716	9,235	10,976	14,252	17,849	18,997	23,789	25,947
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.632	$1.558	$1.185	$1.025	$1.076	$1.020	$0.701	$1.479	$1.482	$1.333
Accumulation Unit Value at end of period	$1.437	$1.632	$1.558	$1.185	$1.025	$1.076	$1.020	$0.701	$1.479	$1.482
Number of Accumulation Units outstanding at end of period (in thousands)	760	943	1,179	1,690	2,266	3,563	4,649	4,926	7,069	8,893
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.611	$1.539	$1.172	$1.014	$1.066	$1.011	$0.696	$1.470	$1.475	$1.327
Accumulation Unit Value at end of period	$1.416	$1.611	$1.539	$1.172	$1.014	$1.066	$1.011	$0.696	$1.470	$1.475
Number of Accumulation Units outstanding at end of period (in thousands)	1,697	2,120	2,709	3,802	5,156	9,012	12,349	9,081	11,052	13,253
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.611	$1.539	$1.172	$1.014	$1.066	$1.011	$0.696	$1.470	$1.475	$1.327
Accumulation Unit Value at end of period	$1.416	$1.611	$1.539	$1.172	$1.014	$1.066	$1.011	$0.696	$1.470	$1.475
Number of Accumulation Units outstanding at end of period (in thousands)	1,697	2,120	2,709	3,802	5,156	9,012	12,349	9,081	11,052	13,253
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.600	$1.529	$1.165	$1.009	$1.061	$1.007	$0.693	$1.465	$1.471	$1.324
Accumulation Unit Value at end of period	$1.406	$1.600	$1.529	$1.165	$1.009	$1.061	$1.007	$0.693	$1.465	$1.471
Number of Accumulation Units outstanding at end of period (in thousands)	1,159	1,255	1,702	2,149	2,731	3,923	4,447	4,738	5,033	4,596
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.579	$1.511	$1.152	$0.999	$1.051	$0.999	$0.688	$1.456	$1.463	$1.318
Accumulation Unit Value at end of period	$1.386	$1.579	$1.511	$1.152	$0.999	$1.051	$0.999	$0.688	$1.456	$1.463
Number of Accumulation Units outstanding at end of period (in thousands)	1,875	2,204	2,632	3,998	5,140	6,852	10,280	11,157	16,250	20,671
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$1.568	$1.501	$1.146	$0.994	$1.046	$0.995	$0.686	$1.452	$1.459	$1.316
Accumulation Unit Value at end of period	$1.377	$1.568	$1.501	$1.146	$0.994	$1.046	$0.995	$0.686	$1.452	$1.459
Number of Accumulation Units outstanding at end of period (in thousands)	2,201	2,657	4,648	6,429	7,166	9,336	12,051	13,888	21,261	32,580
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.563	$1.497	$1.143	$0.991	$1.044	$0.994	$0.685	$—	$—	$—
Accumulation Unit Value at end of period	$1.371	$1.563	$1.497	$1.143	$0.991	$1.044	$0.994	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	893	1,127	1,077	972	1,018	848	581	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.550	$1.485	$1.134	$0.985	$1.038	$0.988	$0.682	$1.444	$1.453	$1.312
Accumulation Unit Value at end of period	$1.359	$1.550	$1.485	$1.134	$0.985	$1.038	$0.988	$0.682	$1.444	$1.453
Number of Accumulation Units outstanding at end of period (in thousands)	1,891	2,185	2,975	4,375	5,869	7,549	11,045	10,212	8,096	8,457
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.521	$1.460	$1.117	$0.971	$1.025	$0.977	$0.675	$—	$—	$—
Accumulation Unit Value at end of period	$1.332	$1.521	$1.460	$1.117	$0.971	$1.025	$0.977	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	200	243	252	383	583	1,126	1,286	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.502	$1.443	$1.105	$0.961	$1.016	$0.969	$0.671	$—	$—	$—
Accumulation Unit Value at end of period	$1.313	$1.502	$1.443	$1.105	$0.961	$1.016	$0.969	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,714	1,813	1,865	1,813	1,975	1,737	1,049	—	—	—

45

46

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$9.683	$9.882	$9.975	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.487	$9.683	$9.882	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	342	297	293	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.675	$9.879	$9.974	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.475	$9.675	$9.879	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	341	352	309	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.667	$9.876	$9.974	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.463	$9.667	$9.876	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	285	230	225	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.644	$9.867	$9.972	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.426	$9.644	$9.867	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	94	68	33	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.629	$9.862	$9.971	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.402	$9.629	$9.862	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	332	284	228	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.155	$22.929	$16.906	$15.045	$15.361	$12.113	$10.123	$14.937	$14.394	$12.423
Accumulation Unit Value at end of period	$21.584	$23.155	$22.929	$16.906	$15.045	$15.361	$12.113	$10.123	$14.937	$14.394
Number of Accumulation Units outstanding at end of period (in thousands)	407	492	647	1,049	1,219	1,374	1,393	1,423	837	358
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$22.642	$22.465	$16.598	$14.800	$15.142	$11.964	$10.018	$14.812	$14.302	$12.368
Accumulation Unit Value at end of period	$21.064	$22.642	$22.465	$16.598	$14.800	$15.142	$11.964	$10.018	$14.812	$14.302
Number of Accumulation Units outstanding at end of period (in thousands)	26	42	53	62	77	96	101	114	67	53
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.642	$22.465	$16.598	$14.800	$15.142	$11.964	$10.018	$14.812	$14.302	$12.368
Accumulation Unit Value at end of period	$21.064	$22.642	$22.465	$16.598	$14.800	$15.142	$11.964	$10.018	$14.812	$14.302
Number of Accumulation Units outstanding at end of period (in thousands)	26	42	53	62	77	96	101	114	67	53
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$22.390	$22.237	$16.445	$14.679	$15.033	$11.890	$9.966	$14.750	$14.256	$12.341
Accumulation Unit Value at end of period	$20.808	$22.390	$22.237	$16.445	$14.679	$15.033	$11.890	$9.966	$14.750	$14.256
Number of Accumulation Units outstanding at end of period (in thousands)	146	169	233	311	355	392	426	430	414	327
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.265	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940	$14.719	$14.233	$12.327
Accumulation Unit Value at end of period	$20.681	$22.265	$22.124	$16.370	$14.619	$14.979	$11.853	$9.940	$14.719	$14.233
Number of Accumulation Units outstanding at end of period (in thousands)	646	714	902	1,355	1,887	2,199	2,348	2,375	1,626	629

47

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.140	$22.012	$16.295	$14.559	$14.925	$11.816	$9.914	$14.688	$14.210	$12.314
Accumulation Unit Value at end of period	$20.556	$22.140	$22.012	$16.295	$14.559	$14.925	$11.816	$9.914	$14.688	$14.210
Number of Accumulation Units outstanding at end of period (in thousands)	50	57	79	145	217	267	301	353	289	181
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$21.894	$21.788	$16.145	$14.440	$14.818	$11.743	$9.862	$14.626	$14.165	$12.287
Accumulation Unit Value at end of period	$20.306	$21.894	$21.788	$16.145	$14.440	$14.818	$11.743	$9.862	$14.626	$14.165
Number of Accumulation Units outstanding at end of period (in thousands)	152	246	402	524	675	951	1,135	1,128	909	610
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.894	$21.788	$16.145	$14.440	$14.818	$11.743	$9.862	$14.626	$14.165	$12.287
Accumulation Unit Value at end of period	$20.306	$21.894	$21.788	$16.145	$14.440	$14.818	$11.743	$9.862	$14.626	$14.165
Number of Accumulation Units outstanding at end of period (in thousands)	152	246	402	524	675	951	1,135	1,128	909	610
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.771	$21.677	$16.071	$14.381	$14.764	$11.707	$9.837	$14.596	$14.142	$12.273
Accumulation Unit Value at end of period	$20.183	$21.771	$21.677	$16.071	$14.381	$14.764	$11.707	$9.837	$14.596	$14.142
Number of Accumulation Units outstanding at end of period (in thousands)	49	62	107	138	189	229	289	293	174	77
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.529	$21.457	$15.924	$14.264	$14.658	$11.634	$9.786	$14.534	$14.097	$12.246
Accumulation Unit Value at end of period	$19.938	$21.529	$21.457	$15.924	$14.264	$14.658	$11.634	$9.786	$14.534	$14.097
Number of Accumulation Units outstanding at end of period (in thousands)	156	175	215	240	340	410	500	546	457	321
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.409	$21.348	$15.851	$14.205	$14.606	$11.598	$9.760	$14.504	$14.074	$12.232
Accumulation Unit Value at end of period	$19.816	$21.409	$21.348	$15.851	$14.205	$14.606	$11.598	$9.760	$14.504	$14.074
Number of Accumulation Units outstanding at end of period (in thousands)	63	82	146	131	248	245	270	306	438	390
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.289	$21.239	$15.778	$14.147	$14.553	$11.562	$9.735	$—	$—	$—
Accumulation Unit Value at end of period	$19.696	$21.289	$21.239	$15.778	$14.147	$14.553	$11.562	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	93	97	138	89	114	79	27	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.170	$21.131	$15.706	$14.089	$14.501	$11.526	$9.710	$14.443	$14.029	$12.205
Accumulation Unit Value at end of period	$19.576	$21.170	$21.131	$15.706	$14.089	$14.501	$11.526	$9.710	$14.443	$14.029
Number of Accumulation Units outstanding at end of period (in thousands)	69	108	154	193	276	367	448	432	326	267
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.817	$20.810	$15.490	$13.917	$14.345	$11.419	$9.634	$—	$—	$—
Accumulation Unit Value at end of period	$19.221	$20.817	$20.810	$15.490	$13.917	$14.345	$11.419	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	19	8	20	30	30	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.585	$20.599	$15.348	$13.803	$14.242	$11.349	$9.584	$—	$—	$—
Accumulation Unit Value at end of period	$18.988	$20.585	$20.599	$15.348	$13.803	$14.242	$11.349	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	84	87	119	109	117	82	32	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.722	$1.637	$1.241	$1.069	$1.117	$1.055	$0.722	$1.518	$1.515	$1.357
Accumulation Unit Value at end of period	$1.523	$1.722	$1.637	$1.241	$1.069	$1.117	$1.055	$0.722	$1.518	$1.515
Number of Accumulation Units outstanding at end of period (in thousands)	1,362	1,948	2,762	4,449	5,022	6,390	7,021	6,604	6,608	6,195
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$1.676	$1.596	$1.212	$1.046	$1.096	$1.037	$0.711	$1.498	$1.498	$1.344
Accumulation Unit Value at end of period	$1.478	$1.676	$1.596	$1.212	$1.046	$1.096	$1.037	$0.711	$1.498	$1.498
Number of Accumulation Units outstanding at end of period (in thousands)	447	484	553	585	745	910	1,158	1,360	1,542	1,659
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.676	$1.596	$1.212	$1.046	$1.096	$1.037	$0.711	$1.498	$1.498	$1.344
Accumulation Unit Value at end of period	$1.478	$1.676	$1.596	$1.212	$1.046	$1.096	$1.037	$0.711	$1.498	$1.498
Number of Accumulation Units outstanding at end of period (in thousands)	447	484	553	585	745	910	1,158	1,360	1,542	1,659
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$1.654	$1.577	$1.199	$1.035	$1.086	$1.028	$0.706	$1.489	$1.490	$1.338
Accumulation Unit Value at end of period	$1.458	$1.654	$1.577	$1.199	$1.035	$1.086	$1.028	$0.706	$1.489	$1.490
Number of Accumulation Units outstanding at end of period (in thousands)	1,269	1,493	1,679	2,721	3,686	4,785	5,897	7,008	8,743	10,297
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.643	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704	$1.484	$1.486	$1.335
Accumulation Unit Value at end of period	$1.447	$1.643	$1.567	$1.192	$1.030	$1.081	$1.024	$0.704	$1.484	$1.486
Number of Accumulation Units outstanding at end of period (in thousands)	3,897	4,553	5,716	9,235	10,976	14,252	17,849	18,997	23,789	25,947
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.632	$1.558	$1.185	$1.025	$1.076	$1.020	$0.701	$1.479	$1.482	$1.333
Accumulation Unit Value at end of period	$1.437	$1.632	$1.558	$1.185	$1.025	$1.076	$1.020	$0.701	$1.479	$1.482
Number of Accumulation Units outstanding at end of period (in thousands)	760	943	1,179	1,690	2,266	3,563	4,649	4,926	7,069	8,893
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$1.611	$1.539	$1.172	$1.014	$1.066	$1.011	$0.696	$1.470	$1.475	$1.327
Accumulation Unit Value at end of period	$1.416	$1.611	$1.539	$1.172	$1.014	$1.066	$1.011	$0.696	$1.470	$1.475
Number of Accumulation Units outstanding at end of period (in thousands)	1,697	2,120	2,709	3,802	5,156	9,012	12,349	9,081	11,052	13,253
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.611	$1.539	$1.172	$1.014	$1.066	$1.011	$0.696	$1.470	$1.475	$1.327
Accumulation Unit Value at end of period	$1.416	$1.611	$1.539	$1.172	$1.014	$1.066	$1.011	$0.696	$1.470	$1.475
Number of Accumulation Units outstanding at end of period (in thousands)	1,697	2,120	2,709	3,802	5,156	9,012	12,349	9,081	11,052	13,253
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.600	$1.529	$1.165	$1.009	$1.061	$1.007	$0.693	$1.465	$1.471	$1.324
Accumulation Unit Value at end of period	$1.406	$1.600	$1.529	$1.165	$1.009	$1.061	$1.007	$0.693	$1.465	$1.471
Number of Accumulation Units outstanding at end of period (in thousands)	1,159	1,255	1,702	2,149	2,731	3,923	4,447	4,738	5,033	4,596
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.579	$1.511	$1.152	$0.999	$1.051	$0.999	$0.688	$1.456	$1.463	$1.318
Accumulation Unit Value at end of period	$1.386	$1.579	$1.511	$1.152	$0.999	$1.051	$0.999	$0.688	$1.456	$1.463
Number of Accumulation Units outstanding at end of period (in thousands)	1,875	2,204	2,632	3,998	5,140	6,852	10,280	11,157	16,250	20,671
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$1.568	$1.501	$1.146	$0.994	$1.046	$0.995	$0.686	$1.452	$1.459	$1.316
Accumulation Unit Value at end of period	$1.377	$1.568	$1.501	$1.146	$0.994	$1.046	$0.995	$0.686	$1.452	$1.459
Number of Accumulation Units outstanding at end of period (in thousands)	2,201	2,657	4,648	6,429	7,166	9,336	12,051	13,888	21,261	32,580
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.563	$1.497	$1.143	$0.991	$1.044	$0.994	$0.685	$—	$—	$—
Accumulation Unit Value at end of period	$1.371	$1.563	$1.497	$1.143	$0.991	$1.044	$0.994	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	893	1,127	1,077	972	1,018	848	581	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.550	$1.485	$1.134	$0.985	$1.038	$0.988	$0.682	$1.444	$1.453	$1.312
Accumulation Unit Value at end of period	$1.359	$1.550	$1.485	$1.134	$0.985	$1.038	$0.988	$0.682	$1.444	$1.453
Number of Accumulation Units outstanding at end of period (in thousands)	1,891	2,185	2,975	4,375	5,869	7,549	11,045	10,212	8,096	8,457
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.521	$1.460	$1.117	$0.971	$1.025	$0.977	$0.675	$—	$—	$—
Accumulation Unit Value at end of period	$1.332	$1.521	$1.460	$1.117	$0.971	$1.025	$0.977	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	200	243	252	383	583	1,126	1,286	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.502	$1.443	$1.105	$0.961	$1.016	$0.969	$0.671	$—	$—	$—
Accumulation Unit Value at end of period	$1.313	$1.502	$1.443	$1.105	$0.961	$1.016	$0.969	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,714	1,813	1,865	1,813	1,975	1,737	1,049	—	—	—

48

49

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$1.568	$1.501	$1.146	$0.994	$1.046	$0.995	$0.686	$1.452	$1.459	$1.316
Accumulation Unit Value at end of period	$1.377	$1.568	$1.501	$1.146	$0.994	$1.046	$0.995	$0.686	$1.452	$1.459
Number of Accumulation Units outstanding at end of period (in thousands)	2,201	2,657	4,648	6,429	7,166	9,336	12,051	13,888	21,261	32,580
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.563	$1.497	$1.143	$0.991	$1.044	$0.994	$0.685	$—	$—	$—
Accumulation Unit Value at end of period	$1.371	$1.563	$1.497	$1.143	$0.991	$1.044	$0.994	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	893	1,127	1,077	972	1,018	848	581	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.550	$1.485	$1.134	$0.985	$1.038	$0.988	$0.682	$1.444	$1.453	$1.312
Accumulation Unit Value at end of period	$1.359	$1.550	$1.485	$1.134	$0.985	$1.038	$0.988	$0.682	$1.444	$1.453
Number of Accumulation Units outstanding at end of period (in thousands)	1,891	2,185	2,975	4,375	5,869	7,549	11,045	10,212	8,096	8,457
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.521	$1.460	$1.117	$0.971	$1.025	$0.977	$0.675	$—	$—	$—
Accumulation Unit Value at end of period	$1.332	$1.521	$1.460	$1.117	$0.971	$1.025	$0.977	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	200	243	252	383	583	1,126	1,286	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.502	$1.443	$1.105	$0.961	$1.016	$0.969	$0.671	$—	$—	$—
Accumulation Unit Value at end of period	$1.313	$1.502	$1.443	$1.105	$0.961	$1.016	$0.969	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,714	1,813	1,865	1,813	1,975	1,737	1,049	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Core Equity Series (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.553	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.196	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	—	—	—	—	—	—	—	—	—
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$10.550	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.177	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	77	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.550	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.177	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	77	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.549	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.168	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	121	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.548	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.163	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	147	—	—	—	—	—	—	—	—	—

50

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.547	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.159	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	53	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.545	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.149	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	42	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.545	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.149	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	42	—	—	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.545	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.145	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	66	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.543	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.136	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	49	—	—	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.542	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.131	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	82	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.541	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.126	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	41	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.541	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.122	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	62	—	—	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.538	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.108	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.537	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.098	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	99	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Global Equity Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.764	$24.165	$19.163	$15.748	$16.684	$15.050	$11.558	$17.689	$16.420	$13.378
Accumulation Unit Value at end of period	$24.087	$24.764	$24.165	$19.163	$15.748	$16.684	$15.050	$11.558	$17.689	$16.420
Number of Accumulation Units outstanding at end of period (in thousands)	89	112	164	149	170	182	189	187	156	128
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$23.048	$22.535	$17.906	$14.744	$15.652	$14.147	$10.887	$16.695	$15.528	$12.677
Accumulation Unit Value at end of period	$22.372	$23.048	$22.535	$17.906	$14.744	$15.652	$14.147	$10.887	$16.695	$15.528
Number of Accumulation Units outstanding at end of period (in thousands)	16	19	27	27	33	35	30	42	45	53
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$23.048	$22.535	$17.906	$14.744	$15.652	$14.147	$10.887	$16.695	$15.528	$12.677
Accumulation Unit Value at end of period	$22.372	$23.048	$22.535	$17.906	$14.744	$15.652	$14.147	$10.887	$16.695	$15.528
Number of Accumulation Units outstanding at end of period (in thousands)	16	19	27	27	33	35	30	42	45	53
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$22.693	$22.210	$17.666	$14.561	$15.473	$14.000	$10.784	$16.554	$15.412	$12.595
Accumulation Unit Value at end of period	$22.006	$22.693	$22.210	$17.666	$14.561	$15.473	$14.000	$10.784	$16.554	$15.412
Number of Accumulation Units outstanding at end of period (in thousands)	40	39	54	76	90	104	111	114	148	175
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.470	$20.045	$15.951	$13.155	$13.985	$12.660	$9.757	$14.985	$13.958	$11.412
Accumulation Unit Value at end of period	$19.841	$20.470	$20.045	$15.951	$13.155	$13.985	$12.660	$9.757	$14.985	$13.958
Number of Accumulation Units outstanding at end of period (in thousands)	219	245	305	208	253	284	326	367	378	321
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.415	$21.960	$17.484	$14.426	$15.344	$13.897	$10.715	$16.466	$15.345	$12.553
Accumulation Unit Value at end of period	$21.714	$22.415	$21.960	$17.484	$14.426	$15.344	$13.897	$10.715	$16.466	$15.345
Number of Accumulation Units outstanding at end of period (in thousands)	18	18	19	23	26	34	40	47	96	103
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$20.038	$19.650	$15.661	$12.935	$13.772	$12.486	$9.637	$14.823	$13.828	$11.323
Accumulation Unit Value at end of period	$19.392	$20.038	$19.650	$15.661	$12.935	$13.772	$12.486	$9.637	$14.823	$13.828
Number of Accumulation Units outstanding at end of period (in thousands)	54	65	93	121	127	145	169	158	191	197
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.038	$19.650	$15.661	$12.935	$13.772	$12.486	$9.637	$14.823	$13.828	$11.323
Accumulation Unit Value at end of period	$19.392	$20.038	$19.650	$15.661	$12.935	$13.772	$12.486	$9.637	$14.823	$13.828
Number of Accumulation Units outstanding at end of period (in thousands)	54	65	93	121	127	145	169	158	191	197
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.908	$19.533	$15.576	$12.870	$13.710	$12.436	$9.603	$14.779	$13.794	$11.300
Accumulation Unit Value at end of period	$19.257	$19.908	$19.533	$15.576	$12.870	$13.710	$12.436	$9.603	$14.779	$13.794
Number of Accumulation Units outstanding at end of period (in thousands)	13	18	27	47	62	80	99	121	114	100
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.571	$21.186	$16.910	$13.987	$14.915	$13.542	$10.468	$16.125	$15.066	$12.355
Accumulation Unit Value at end of period	$20.845	$21.571	$21.186	$16.910	$13.987	$14.915	$13.542	$10.468	$16.125	$15.066
Number of Accumulation Units outstanding at end of period (in thousands)	70	88	98	75	77	111	147	169	267	313
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)

51

52

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$19.487	$19.149	$15.292	$12.655	$13.501	$12.265	$9.485	$14.619	$13.665	$11.212
Accumulation Unit Value at end of period	$18.822	$19.487	$19.149	$15.292	$12.655	$13.501	$12.265	$9.485	$14.619	$13.665
Number of Accumulation Units outstanding at end of period (in thousands)	19	23	32	75	67	56	70	92	142	229
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.461	$21.099	$16.858	$13.958	$14.899	$13.541	$10.477	$—	$—	$—
Accumulation Unit Value at end of period	$20.718	$21.461	$21.099	$16.858	$13.958	$14.899	$13.541	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	33	32	40	26	20	7	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.173	$20.826	$16.648	$13.791	$14.728	$13.392	$10.367	$15.995	$14.966	$12.292
Accumulation Unit Value at end of period	$20.429	$21.173	$20.826	$16.648	$13.791	$14.728	$13.392	$10.367	$15.995	$14.966
Number of Accumulation Units outstanding at end of period (in thousands)	39	51	67	70	83	99	131	175	150	129
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.899	$18.617	$14.905	$12.365	$13.225	$12.044	$9.338	$—	$—	$—
Accumulation Unit Value at end of period	$18.208	$18.899	$18.617	$14.905	$12.365	$13.225	$12.044	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	7	7	9	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.658	$18.399	$14.744	$12.245	$13.109	$11.950	$9.274	$—	$—	$—
Accumulation Unit Value at end of period	$17.958	$18.658	$18.399	$14.744	$12.245	$13.109	$11.950	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	53	58	53	52	40	29	14	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.364	$15.225	$11.276	$9.736	$9.901	$8.701	$6.406	$10.375	$8.679	$8.153
Accumulation Unit Value at end of period	$17.365	$16.364	$15.225	$11.276	$9.736	$9.901	$8.701	$6.406	$10.375	$8.679
Number of Accumulation Units outstanding at end of period (in thousands)	1,124	1,329	1,857	535	491	538	597	542	247	153
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$15.747	$14.680	$10.894	$9.426	$9.604	$8.457	$6.239	$10.125	$8.486	$7.988
Accumulation Unit Value at end of period	$16.677	$15.747	$14.680	$10.894	$9.426	$9.604	$8.457	$6.239	$10.125	$8.486
Number of Accumulation Units outstanding at end of period (in thousands)	128	155	173	186	183	204	233	273	263	302
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.747	$14.680	$10.894	$9.426	$9.604	$8.457	$6.239	$10.125	$8.486	$7.988
Accumulation Unit Value at end of period	$16.677	$15.747	$14.680	$10.894	$9.426	$9.604	$8.457	$6.239	$10.125	$8.486
Number of Accumulation Units outstanding at end of period (in thousands)	128	155	173	186	183	204	233	273	263	302
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.505	$14.469	$10.748	$9.309	$9.494	$8.369	$6.180	$10.039	$8.423	$7.936
Accumulation Unit Value at end of period	$16.404	$15.505	$14.469	$10.748	$9.309	$9.494	$8.369	$6.180	$10.039	$8.423
Number of Accumulation Units outstanding at end of period (in thousands)	303	352	472	295	286	343	339	345	498	556
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.287	$9.605	$7.139	$6.185	$6.312	$5.566	$4.113	$6.684	$5.611	$5.290
Accumulation Unit Value at end of period	$10.879	$10.287	$9.605	$7.139	$6.185	$6.312	$5.566	$4.113	$6.684	$5.611
Number of Accumulation Units outstanding at end of period (in thousands)	3,042	3,608	4,530	1,218	1,422	1,177	1,351	1,449	1,181	916

53

With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.315	$14.305	$10.638	$9.222	$9.415	$8.307	$6.141	$9.985	$8.386	$7.910
Accumulation Unit Value at end of period	$16.186	$15.315	$14.305	$10.638	$9.222	$9.415	$8.307	$6.141	$9.985	$8.386
Number of Accumulation Units outstanding at end of period (in thousands)	186	220	271	140	145	170	181	199	329	295
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.070	$9.416	$7.009	$6.082	$6.216	$5.490	$4.062	$6.612	$5.558	$5.248
Accumulation Unit Value at end of period	$10.632	$10.070	$9.416	$7.009	$6.082	$6.216	$5.490	$4.062	$6.612	$5.558
Number of Accumulation Units outstanding at end of period (in thousands)	342	500	469	540	855	610	610	726	662	442
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.070	$9.416	$7.009	$6.082	$6.216	$5.490	$4.062	$6.612	$5.558	$5.248
Accumulation Unit Value at end of period	$10.632	$10.070	$9.416	$7.009	$6.082	$6.216	$5.490	$4.062	$6.612	$5.558
Number of Accumulation Units outstanding at end of period (in thousands)	342	500	469	540	855	610	610	726	662	442
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.005	$9.360	$6.970	$6.052	$6.188	$5.468	$4.048	$6.592	$5.545	$5.238
Accumulation Unit Value at end of period	$10.559	$10.005	$9.360	$6.970	$6.052	$6.188	$5.468	$4.048	$6.592	$5.545
Number of Accumulation Units outstanding at end of period (in thousands)	108	130	192	238	293	285	309	308	303	217
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.738	$13.801	$10.288	$8.941	$9.152	$8.095	$5.999	$9.779	$8.233	$7.785
Accumulation Unit Value at end of period	$15.538	$14.738	$13.801	$10.288	$8.941	$9.152	$8.095	$5.999	$9.779	$8.233
Number of Accumulation Units outstanding at end of period (in thousands)	419	476	597	300	312	350	399	409	543	517
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.793	$9.175	$6.843	$5.950	$6.094	$5.393	$3.998	$6.521	$5.493	$5.197
Accumulation Unit Value at end of period	$10.320	$9.793	$9.175	$6.843	$5.950	$6.094	$5.393	$3.998	$6.521	$5.493
Number of Accumulation Units outstanding at end of period (in thousands)	269	196	199	231	278	310	398	520	825	991
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.663	$13.745	$10.257	$8.923	$9.142	$8.094	$6.004	$—	$—	$—
Accumulation Unit Value at end of period	$15.444	$14.663	$13.745	$10.257	$8.923	$9.142	$8.094	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	105	154	113	106	160	60	22	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.466	$13.567	$10.129	$8.816	$9.037	$8.005	$5.941	$9.700	$8.179	$7.745
Accumulation Unit Value at end of period	$15.228	$14.466	$13.567	$10.129	$8.816	$9.037	$8.005	$5.941	$9.700	$8.179
Number of Accumulation Units outstanding at end of period (in thousands)	159	173	201	291	283	239	267	264	261	189
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.497	$8.920	$6.670	$5.814	$5.969	$5.295	$3.936	$—	$—	$—
Accumulation Unit Value at end of period	$9.983	$9.497	$8.920	$6.670	$5.814	$5.969	$5.295	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	53	26	34	35	41	44	53	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.377	$8.816	$6.598	$5.757	$5.917	$5.254	$3.909	$—	$—	$—
Accumulation Unit Value at end of period	$9.846	$9.377	$8.816	$6.598	$5.757	$5.917	$5.254	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	372	286	294	275	162	60	46	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006

54

MFS High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.650	$10.500	$10.146	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.064	$10.650	$10.500	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	645	891	1,472	—	—	—	—	—	—	—
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$10.618	$10.489	$10.143	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.013	$10.618	$10.489	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	145	188	283	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.618	$10.489	$10.143	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.013	$10.618	$10.489	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	145	188	283	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.602	$10.484	$10.142	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.988	$10.602	$10.484	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	510	629	811	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.593	$10.481	$10.141	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.976	$10.593	$10.481	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,363	1,700	2,263	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.585	$10.478	$10.140	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.963	$10.585	$10.478	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	304	347	468	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.569	$10.473	$10.139	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.938	$10.569	$10.473	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	430	562	1,372	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.569	$10.473	$10.139	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.938	$10.569	$10.473	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	430	562	1,372	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.562	$10.470	$10.138	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.926	$10.562	$10.470	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	283	318	466	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.546	$10.465	$10.137	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.901	$10.546	$10.465	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	420	533	782	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.538	$10.462	$10.136	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.888	$10.538	$10.462	$—	$—	$—	$—	$—	$—	$—

55

Number of Accumulation Units outstanding at end of period (in thousands)	505	617	785	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.530	$10.459	$10.136	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.876	$10.530	$10.459	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	259	353	395	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.522	$10.457	$10.135	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.863	$10.522	$10.457	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	332	469	641	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.498	$10.449	$10.133	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.826	$10.498	$10.449	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	37	45	58	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.482	$10.443	$10.132	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.802	$10.482	$10.443	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	399	439	500	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Investors Trust Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.763	$16.219	$12.449	$10.588	$10.971	$10.009	$7.995	$12.109	$11.127	$9.981
Accumulation Unit Value at end of period	$17.563	$17.763	$16.219	$12.449	$10.588	$10.971	$10.009	$7.995	$12.109	$11.127
Number of Accumulation Units outstanding at end of period (in thousands)	882	1,213	1,586	3,581	4,322	4,936	5,236	5,377	4,793	3,211
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$15.351	$14.045	$10.802	$9.205	$9.557	$8.737	$6.992	$10.612	$9.771	$8.782
Accumulation Unit Value at end of period	$15.147	$15.351	$14.045	$10.802	$9.205	$9.557	$8.737	$6.992	$10.612	$9.771
Number of Accumulation Units outstanding at end of period (in thousands)	265	325	428	592	787	927	1,052	1,126	1,240	1,305
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.351	$14.045	$10.802	$9.205	$9.557	$8.737	$6.992	$10.612	$9.771	$8.782
Accumulation Unit Value at end of period	$15.147	$15.351	$14.045	$10.802	$9.205	$9.557	$8.737	$6.992	$10.612	$9.771
Number of Accumulation Units outstanding at end of period (in thousands)	265	325	428	592	787	927	1,052	1,126	1,240	1,305
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$15.114	$13.842	$10.657	$9.090	$9.448	$8.645	$6.926	$10.522	$9.698	$8.726
Accumulation Unit Value at end of period	$14.899	$15.114	$13.842	$10.657	$9.090	$9.448	$8.645	$6.926	$10.522	$9.698
Number of Accumulation Units outstanding at end of period (in thousands)	408	507	713	1,167	1,483	1,719	1,912	2,199	2,369	2,328
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.890	$13.643	$10.509	$8.968	$9.326	$8.538	$6.844	$10.402	$9.592	$8.634
Accumulation Unit Value at end of period	$14.670	$14.890	$13.643	$10.509	$8.968	$9.326	$8.538	$6.844	$10.402	$9.592
Number of Accumulation Units outstanding at end of period (in thousands)	1,259	1,570	2,083	4,546	6,136	7,490	8,615	9,459	9,208	6,654
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.929	$13.686	$10.547	$9.006	$9.369	$8.582	$6.882	$10.466	$9.656	$8.696
Accumulation Unit Value at end of period	$14.702	$14.929	$13.686	$10.547	$9.006	$9.369	$8.582	$6.882	$10.466	$9.656

56

Number of Accumulation Units outstanding at end of period (in thousands)	167	193	234	452	525	619	838	959	1,323	1,400
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.575	$13.375	$10.317	$8.818	$9.183	$8.420	$6.759	$10.290	$9.502	$8.567
Accumulation Unit Value at end of period	$14.339	$14.575	$13.375	$10.317	$8.818	$9.183	$8.420	$6.759	$10.290	$9.502
Number of Accumulation Units outstanding at end of period (in thousands)	868	1,112	1,575	2,348	3,343	4,289	5,016	5,411	5,694	5,320
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.575	$13.375	$10.317	$8.818	$9.183	$8.420	$6.759	$10.290	$9.502	$8.567
Accumulation Unit Value at end of period	$14.339	$14.575	$13.375	$10.317	$8.818	$9.183	$8.420	$6.759	$10.290	$9.502
Number of Accumulation Units outstanding at end of period (in thousands)	868	1,112	1,575	2,348	3,343	4,289	5,016	5,411	5,694	5,320
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.481	$13.295	$10.261	$8.775	$9.142	$8.387	$6.736	$10.259	$9.479	$8.550
Accumulation Unit Value at end of period	$14.239	$14.481	$13.295	$10.261	$8.775	$9.142	$8.387	$6.736	$10.259	$9.479
Number of Accumulation Units outstanding at end of period (in thousands)	338	429	562	763	993	1,241	1,596	1,750	1,636	1,483
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.367	$13.204	$10.201	$8.732	$9.107	$8.363	$6.723	$10.250	$9.480	$8.559
Accumulation Unit Value at end of period	$14.113	$14.367	$13.204	$10.201	$8.732	$9.107	$8.363	$6.723	$10.250	$9.480
Number of Accumulation Units outstanding at end of period (in thousands)	394	519	661	1,112	1,449	1,865	2,270	2,535	2,836	2,373
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.174	$13.033	$10.074	$8.628	$9.003	$8.271	$6.653	$10.148	$9.391	$8.483
Accumulation Unit Value at end of period	$13.917	$14.174	$13.033	$10.074	$8.628	$9.003	$8.271	$6.653	$10.148	$9.391
Number of Accumulation Units outstanding at end of period (in thousands)	329	389	468	642	815	1,095	1,425	1,757	2,856	3,483
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.294	$13.150	$10.169	$8.714	$9.097	$8.362	$6.729	$—	$—	$—
Accumulation Unit Value at end of period	$14.027	$14.294	$13.150	$10.169	$8.714	$9.097	$8.362	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	465	519	573	523	564	413	202	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.102	$12.980	$10.043	$8.609	$8.993	$8.270	$6.659	$10.167	$9.417	$8.516
Accumulation Unit Value at end of period	$13.832	$14.102	$12.980	$10.043	$8.609	$8.993	$8.270	$6.659	$10.167	$9.417
Number of Accumulation Units outstanding at end of period (in thousands)	431	574	777	1,221	1,695	2,142	2,652	2,926	3,026	3,137
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.746	$12.671	$9.819	$8.430	$8.819	$8.122	$6.550	$—	$—	$—
Accumulation Unit Value at end of period	$13.463	$13.746	$12.671	$9.819	$8.430	$8.819	$8.122	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	28	41	48	69	77	114	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.571	$12.523	$9.713	$8.348	$8.741	$8.059	$6.505	$—	$—	$—
Accumulation Unit Value at end of period	$13.278	$13.571	$12.523	$9.713	$8.348	$8.741	$8.059	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	300	333	388	437	577	419	171	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Massachusetts Investors Growth Stock Portfolio (a)
Without Any Optional Benefits

57

Accumulation Unit Value at beginning of period	$10.394	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.160	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	131	—	—	—	—	—	—	—	—	—
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$10.391	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.141	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	174	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.391	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.141	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	174	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.389	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.132	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	98	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.389	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.127	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	321	—	—	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.388	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.122	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	199	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.386	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.113	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	105	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.386	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.113	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	105	—	—	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.385	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.109	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	130	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.384	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.099	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	86	—	—	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.383	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.095	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	263	—	—	—	—	—	—	—	—	—

58

With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.382	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.090	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	71	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.382	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.085	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	183	—	—	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.379	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.071	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.378	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$10.062	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	95	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Mid Cap Growth Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.829	$8.221	$6.050	$5.263	$5.676	$4.437	$3.172	$6.638	$6.126	$6.055
Accumulation Unit Value at end of period	$9.112	$8.829	$8.221	$6.050	$5.263	$5.676	$4.437	$3.172	$6.638	$6.126
Number of Accumulation Units outstanding at end of period (in thousands)	293	330	526	857	985	1,351	1,107	869	881	691
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$8.561	$7.987	$5.890	$5.134	$5.548	$4.346	$3.113	$6.527	$6.036	$5.978
Accumulation Unit Value at end of period	$8.818	$8.561	$7.987	$5.890	$5.134	$5.548	$4.346	$3.113	$6.527	$6.036
Number of Accumulation Units outstanding at end of period (in thousands)	133	136	171	188	238	279	271	269	310	395
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$8.561	$7.987	$5.890	$5.134	$5.548	$4.346	$3.113	$6.527	$6.036	$5.978
Accumulation Unit Value at end of period	$8.818	$8.561	$7.987	$5.890	$5.134	$5.548	$4.346	$3.113	$6.527	$6.036
Number of Accumulation Units outstanding at end of period (in thousands)	133	136	171	188	238	279	271	269	310	395
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$8.439	$7.881	$5.818	$5.076	$5.490	$4.305	$3.087	$6.479	$5.998	$5.946
Accumulation Unit Value at end of period	$8.684	$8.439	$7.881	$5.818	$5.076	$5.490	$4.305	$3.087	$6.479	$5.998
Number of Accumulation Units outstanding at end of period (in thousands)	297	285	337	527	689	964	975	1,108	1,400	1,674
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.060	$8.466	$6.252	$5.458	$5.906	$4.634	$3.324	$6.980	$6.465	$6.413
Accumulation Unit Value at end of period	$9.319	$9.060	$8.466	$6.252	$5.458	$5.906	$4.634	$3.324	$6.980	$6.465
Number of Accumulation Units outstanding at end of period (in thousands)	717	825	1,119	1,482	1,894	2,527	2,332	2,420	2,647	2,782
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$8.326	$7.783	$5.751	$5.023	$5.438	$4.269	$3.064	$6.437	$5.965	$5.919
Accumulation Unit Value at end of period	$8.559	$8.326	$7.783	$5.751	$5.023	$5.438	$4.269	$3.064	$6.437	$5.965
Number of Accumulation Units outstanding at end of period (in thousands)	197	218	255	356	458	607	780	857	1,159	1,547

59

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$8.869	$8.299	$6.138	$5.366	$5.816	$4.570	$3.283	$6.905	$6.405	$6.362
Accumulation Unit Value at end of period	$9.108	$8.869	$8.299	$6.138	$5.366	$5.816	$4.570	$3.283	$6.905	$6.405
Number of Accumulation Units outstanding at end of period (in thousands)	235	438	403	521	728	1,316	1,298	1,069	1,185	1,295
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.869	$8.299	$6.138	$5.366	$5.816	$4.570	$3.283	$6.905	$6.405	$6.362
Accumulation Unit Value at end of period	$9.108	$8.869	$8.299	$6.138	$5.366	$5.816	$4.570	$3.283	$6.905	$6.405
Number of Accumulation Units outstanding at end of period (in thousands)	235	438	403	521	728	1,316	1,298	1,069	1,185	1,295
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.812	$8.249	$6.105	$5.340	$5.790	$4.552	$3.272	$6.884	$6.389	$6.350
Accumulation Unit Value at end of period	$9.044	$8.812	$8.249	$6.105	$5.340	$5.790	$4.552	$3.272	$6.884	$6.389
Number of Accumulation Units outstanding at end of period (in thousands)	167	206	265	359	458	650	767	755	693	715
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.033	$7.528	$5.576	$4.882	$5.300	$4.170	$3.001	$6.320	$5.871	$5.841
Accumulation Unit Value at end of period	$8.237	$8.033	$7.528	$5.576	$4.882	$5.300	$4.170	$3.001	$6.320	$5.871
Number of Accumulation Units outstanding at end of period (in thousands)	272	291	396	597	770	1,163	1,405	1,559	2,022	2,492
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.625	$8.087	$5.994	$5.250	$5.702	$4.489	$3.232	$6.810	$6.329	$6.300
Accumulation Unit Value at end of period	$8.840	$8.625	$8.087	$5.994	$5.250	$5.702	$4.489	$3.232	$6.810	$6.329
Number of Accumulation Units outstanding at end of period (in thousands)	388	409	549	673	800	1,276	1,549	1,613	2,251	3,388
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.972	$7.478	$5.545	$4.860	$5.280	$4.159	$2.996	$—	$—	$—
Accumulation Unit Value at end of period	$8.166	$7.972	$7.478	$5.545	$4.860	$5.280	$4.159	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	228	275	183	198	255	337	105	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.884	$7.400	$5.490	$4.814	$5.233	$4.124	$2.972	$6.269	$5.832	$5.811
Accumulation Unit Value at end of period	$8.073	$7.884	$7.400	$5.490	$4.814	$5.233	$4.124	$2.972	$6.269	$5.832
Number of Accumulation Units outstanding at end of period (in thousands)	316	349	414	506	746	1,027	989	1,006	935	985
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.365	$7.862	$5.842	$5.130	$5.585	$4.408	$3.181	$—	$—	$—
Accumulation Unit Value at end of period	$8.551	$8.365	$7.862	$5.842	$5.130	$5.585	$4.408	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	52	68	80	131	149	174	193	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.258	$7.770	$5.779	$5.080	$5.536	$4.374	$3.160	$—	$—	$—
Accumulation Unit Value at end of period	$8.434	$8.258	$7.770	$5.779	$5.080	$5.536	$4.374	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	250	240	247	243	290	340	196	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS New Discovery Series

60

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.014	$29.524	$21.145	$17.680	$19.971	$14.847	$9.222	$15.407	$15.233	$13.638
Accumulation Unit Value at end of period	$26.149	$27.014	$29.524	$21.145	$17.680	$19.971	$14.847	$9.222	$15.407	$15.233
Number of Accumulation Units outstanding at end of period (in thousands)	389	504	645	1,328	1,639	1,848	2,045	2,291	2,453	1,776
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$24.225	$26.529	$19.039	$15.950	$18.053	$13.448	$8.370	$14.012	$13.881	$12.453
Accumulation Unit Value at end of period	$23.403	$24.225	$26.529	$19.039	$15.950	$18.053	$13.448	$8.370	$14.012	$13.881
Number of Accumulation Units outstanding at end of period (in thousands)	87	108	139	199	271	313	377	441	492	451
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$24.225	$26.529	$19.039	$15.950	$18.053	$13.448	$8.370	$14.012	$13.881	$12.453
Accumulation Unit Value at end of period	$23.403	$24.225	$26.529	$19.039	$15.950	$18.053	$13.448	$8.370	$14.012	$13.881
Number of Accumulation Units outstanding at end of period (in thousands)	87	108	139	199	271	313	377	441	492	451
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$23.852	$26.147	$18.783	$15.752	$17.847	$13.308	$8.291	$13.893	$13.778	$12.372
Accumulation Unit Value at end of period	$23.020	$23.852	$26.147	$18.783	$15.752	$17.847	$13.308	$8.291	$13.893	$13.778
Number of Accumulation Units outstanding at end of period (in thousands)	215	263	354	541	657	792	944	1,104	1,291	1,416
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.715	$17.236	$12.388	$10.394	$11.782	$8.790	$5.479	$9.186	$9.114	$8.188
Accumulation Unit Value at end of period	$15.159	$15.715	$17.236	$12.388	$10.394	$11.782	$8.790	$5.479	$9.186	$9.114
Number of Accumulation Units outstanding at end of period (in thousands)	814	1,021	1,311	2,623	3,570	4,460	5,088	6,100	6,775	5,496
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$23.560	$25.852	$18.590	$15.606	$17.699	$13.210	$8.238	$13.819	$13.718	$12.331
Accumulation Unit Value at end of period	$22.714	$23.560	$25.852	$18.590	$15.606	$17.699	$13.210	$8.238	$13.819	$13.718
Number of Accumulation Units outstanding at end of period (in thousands)	44	60	80	143	192	270	288	271	388	472
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.383	$16.897	$12.162	$10.220	$11.602	$8.669	$5.411	$9.086	$9.029	$8.124
Accumulation Unit Value at end of period	$14.816	$15.383	$16.897	$12.162	$10.220	$11.602	$8.669	$5.411	$9.086	$9.029
Number of Accumulation Units outstanding at end of period (in thousands)	488	668	948	1,351	2,085	2,579	3,459	3,750	3,734	3,779
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.383	$16.897	$12.162	$10.220	$11.602	$8.669	$5.411	$9.086	$9.029	$8.124
Accumulation Unit Value at end of period	$14.816	$15.383	$16.897	$12.162	$10.220	$11.602	$8.669	$5.411	$9.086	$9.029
Number of Accumulation Units outstanding at end of period (in thousands)	488	668	948	1,351	2,085	2,579	3,459	3,750	3,734	3,779
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.284	$16.796	$12.096	$10.169	$11.550	$8.634	$5.393	$9.059	$9.006	$8.108
Accumulation Unit Value at end of period	$14.713	$15.284	$16.796	$12.096	$10.169	$11.550	$8.634	$5.393	$9.059	$9.006
Number of Accumulation Units outstanding at end of period (in thousands)	196	253	336	492	584	733	995	1,061	1,083	1,031
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.672	$24.941	$17.979	$15.131	$17.203	$12.873	$8.048	$13.533	$13.468	$12.136
Accumulation Unit Value at end of period	$21.804	$22.672	$24.941	$17.979	$15.131	$17.203	$12.873	$8.048	$13.533	$13.468
Number of Accumulation Units outstanding at end of period (in thousands)	137	202	261	458	663	941	1,107	1,289	1,500	1,431
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.960	$16.465	$11.875	$9.999	$11.374	$8.515	$5.326	$8.961	$8.922	$8.044

61

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at end of period	$14.380	$14.960	$16.465	$11.875	$9.999	$11.374	$8.515	$5.326	$8.961	$8.922
Number of Accumulation Units outstanding at end of period (in thousands)	156	212	388	456	586	766	942	1,028	1,829	3,085
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.557	$24.839	$17.924	$15.099	$17.185	$12.872	$8.055	$—	$—	$—
Accumulation Unit Value at end of period	$21.672	$22.557	$24.839	$17.924	$15.099	$17.185	$12.872	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	177	193	253	230	269	183	72	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.254	$24.517	$17.700	$14.919	$16.987	$12.730	$7.971	$13.424	$13.379	$12.074
Accumulation Unit Value at end of period	$21.370	$22.254	$24.517	$17.700	$14.919	$16.987	$12.730	$7.971	$13.424	$13.379
Number of Accumulation Units outstanding at end of period (in thousands)	173	262	354	567	742	1,006	1,221	1,169	1,256	1,385
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.508	$16.008	$11.574	$9.770	$11.141	$8.362	$5.243	$—	$—	$—
Accumulation Unit Value at end of period	$13.911	$14.508	$16.008	$11.574	$9.770	$11.141	$8.362	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	18	21	40	25	36	50	76	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.324	$15.820	$11.450	$9.675	$11.044	$8.297	$5.208	$—	$—	$—
Accumulation Unit Value at end of period	$13.720	$14.324	$15.820	$11.450	$9.675	$11.044	$8.297	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	231	234	417	417	527	330	174	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Research International Series (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.515	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.565	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	295	—	—	—	—	—	—	—	—	—
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$10.511	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.547	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.511	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.547	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$10.510	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.538	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	98	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.509	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.534	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	380	—	—	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.508	$—	$—	$—	$—	$—	$—	$—	$—	$—

62

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at end of period	$9.530	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$10.507	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.521	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	151	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.507	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.521	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	151	—	—	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.506	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.516	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	63	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.504	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.508	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	64	—	—	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.504	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.503	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	44	—	—	—	—	—	—	—	—	—
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.503	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.499	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	71	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.502	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.495	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	—	—	—	—	—	—	—	—	—
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.500	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.482	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	—	—	—	—	—	—	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.498	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$9.473	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	89	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Research Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.352	$17.799	$13.638	$11.787	$12.002	$10.496	$8.150	$12.925	$11.572	$10.617
Accumulation Unit Value at end of period	$19.246	$19.352	$17.799	$13.638	$11.787	$12.002	$10.496	$8.150	$12.925	$11.572
Number of Accumulation Units outstanding at end of period (in thousands)	129	164	219	384	407	408	434	451	368	140
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$18.975	$17.487	$13.426	$11.627	$11.862	$10.395	$8.087	$12.851	$11.530	$10.599
Accumulation Unit Value at end of period	$18.833	$18.975	$17.487	$13.426	$11.627	$11.862	$10.395	$8.087	$12.851	$11.530
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	9	14	18	16	9	12	8	2
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.975	$17.487	$13.426	$11.627	$11.862	$10.395	$8.087	$12.851	$11.530	$10.599
Accumulation Unit Value at end of period	$18.833	$18.975	$17.487	$13.426	$11.627	$11.862	$10.395	$8.087	$12.851	$11.530
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	9	14	18	16	9	12	8	2
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$18.789	$17.333	$13.321	$11.548	$11.793	$10.345	$8.056	$12.815	$11.508	$10.590
Accumulation Unit Value at end of period	$18.630	$18.789	$17.333	$13.321	$11.548	$11.793	$10.345	$8.056	$12.815	$11.508
Number of Accumulation Units outstanding at end of period (in thousands)	38	33	48	45	43	45	32	48	68	36
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.697	$17.257	$13.269	$11.508	$11.759	$10.320	$8.041	$12.797	$11.498	$10.586
Accumulation Unit Value at end of period	$18.529	$18.697	$17.257	$13.269	$11.508	$11.759	$10.320	$8.041	$12.797	$11.498
Number of Accumulation Units outstanding at end of period (in thousands)	139	154	174	331	297	247	301	238	180	79
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.605	$17.181	$13.217	$11.469	$11.725	$10.295	$8.025	$12.779	$11.487	$10.582
Accumulation Unit Value at end of period	$18.429	$18.605	$17.181	$13.217	$11.469	$11.725	$10.295	$8.025	$12.779	$11.487
Number of Accumulation Units outstanding at end of period (in thousands)	16	15	22	21	30	26	28	23	38	8
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.423	$17.030	$13.114	$11.391	$11.656	$10.245	$7.995	$12.742	$11.466	$10.573
Accumulation Unit Value at end of period	$18.231	$18.423	$17.030	$13.114	$11.391	$11.656	$10.245	$7.995	$12.742	$11.466
Number of Accumulation Units outstanding at end of period (in thousands)	95	89	198	127	131	142	240	173	296	163
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.423	$17.030	$13.114	$11.391	$11.656	$10.245	$7.995	$12.742	$11.466	$10.573
Accumulation Unit Value at end of period	$18.231	$18.423	$17.030	$13.114	$11.391	$11.656	$10.245	$7.995	$12.742	$11.466
Number of Accumulation Units outstanding at end of period (in thousands)	95	89	198	127	131	142	240	173	296	163
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.333	$16.955	$13.062	$11.352	$11.622	$10.220	$7.979	$12.724	$11.456	$10.568
Accumulation Unit Value at end of period	$18.132	$18.333	$16.955	$13.062	$11.352	$11.622	$10.220	$7.979	$12.724	$11.456
Number of Accumulation Units outstanding at end of period (in thousands)	20	20	32	30	29	31	43	34	31	35
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.153	$16.805	$12.960	$11.275	$11.555	$10.171	$7.949	$12.688	$11.435	$10.559
Accumulation Unit Value at end of period	$17.937	$18.153	$16.805	$12.960	$11.275	$11.555	$10.171	$7.949	$12.688	$11.435
Number of Accumulation Units outstanding at end of period (in thousands)	34	57	49	55	88	66	90	81	78	40
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$18.064	$16.731	$12.910	$11.236	$11.521	$10.146	$7.933	$12.670	$11.424	$10.555
Accumulation Unit Value at end of period	$17.840	$18.064	$16.731	$12.910	$11.236	$11.521	$10.146	$7.933	$12.670	$11.424
Number of Accumulation Units outstanding at end of period (in thousands)	13	91	18	52	31	43	45	26	38	14
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.975	$16.657	$12.859	$11.198	$11.487	$10.122	$7.918	$—	$—	$—
Accumulation Unit Value at end of period	$17.743	$17.975	$16.657	$12.859	$11.198	$11.487	$10.122	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	42	33	75	48	21	13	1	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.887	$16.584	$12.809	$11.160	$11.454	$10.097	$7.903	$12.634	$11.403	$10.546
Accumulation Unit Value at end of period	$17.647	$17.887	$16.584	$12.809	$11.160	$11.454	$10.097	$7.903	$12.634	$11.403
Number of Accumulation Units outstanding at end of period (in thousands)	50	59	74	69	71	74	66	35	30	12
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.625	$16.365	$12.659	$11.046	$11.354	$10.024	$7.858	$—	$—	$—
Accumulation Unit Value at end of period	$17.363	$17.625	$16.365	$12.659	$11.046	$11.354	$10.024	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	1	1	1	12	13	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.452	$16.221	$12.560	$10.970	$11.288	$9.976	$7.827	$—	$—	$—
Accumulation Unit Value at end of period	$17.176	$17.452	$16.221	$12.560	$10.970	$11.288	$9.976	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	57	58	36	28	16	12	3	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.105	$13.507	$13.833	$13.061	$12.402	$11.697	$10.207	$10.596	$10.307	$10.040
Accumulation Unit Value at end of period	$13.873	$14.105	$13.507	$13.833	$13.061	$12.402	$11.697	$10.207	$10.596	$10.307
Number of Accumulation Units outstanding at end of period (in thousands)	6,030	7,148	9,440	2,688	2,562	2,496	2,283	1,894	1,186	456
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$13.830	$13.271	$13.619	$12.884	$12.259	$11.585	$10.129	$10.537	$10.269	$10.024
Accumulation Unit Value at end of period	$13.577	$13.830	$13.271	$13.619	$12.884	$12.259	$11.585	$10.129	$10.537	$10.269
Number of Accumulation Units outstanding at end of period (in thousands)	106	125	163	203	218	197	185	143	99	50
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.830	$13.271	$13.619	$12.884	$12.259	$11.585	$10.129	$10.537	$10.269	$10.024
Accumulation Unit Value at end of period	$13.577	$13.830	$13.271	$13.619	$12.884	$12.259	$11.585	$10.129	$10.537	$10.269
Number of Accumulation Units outstanding at end of period (in thousands)	106	125	163	203	218	197	185	143	99	50
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.696	$13.154	$13.513	$12.797	$12.188	$11.530	$10.091	$10.507	$10.251	$10.016
Accumulation Unit Value at end of period	$13.431	$13.696	$13.154	$13.513	$12.797	$12.188	$11.530	$10.091	$10.507	$10.251
Number of Accumulation Units outstanding at end of period (in thousands)	1,134	1,374	1,737	757	815	1,030	908	463	341	109
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.628	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072	$10.493	$10.241	$10.012
Accumulation Unit Value at end of period	$13.358	$13.628	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072	$10.493	$10.241
Number of Accumulation Units outstanding at end of period (in thousands)	10,360	12,140	15,143	4,148	4,231	4,694	4,163	3,277	2,215	725

63

64

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$18.064	$16.731	$12.910	$11.236	$11.521	$10.146	$7.933	$12.670	$11.424	$10.555
Accumulation Unit Value at end of period	$17.840	$18.064	$16.731	$12.910	$11.236	$11.521	$10.146	$7.933	$12.670	$11.424
Number of Accumulation Units outstanding at end of period (in thousands)	13	91	18	52	31	43	45	26	38	14
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.975	$16.657	$12.859	$11.198	$11.487	$10.122	$7.918	$—	$—	$—
Accumulation Unit Value at end of period	$17.743	$17.975	$16.657	$12.859	$11.198	$11.487	$10.122	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	42	33	75	48	21	13	1	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.887	$16.584	$12.809	$11.160	$11.454	$10.097	$7.903	$12.634	$11.403	$10.546
Accumulation Unit Value at end of period	$17.647	$17.887	$16.584	$12.809	$11.160	$11.454	$10.097	$7.903	$12.634	$11.403
Number of Accumulation Units outstanding at end of period (in thousands)	50	59	74	69	71	74	66	35	30	12
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.625	$16.365	$12.659	$11.046	$11.354	$10.024	$7.858	$—	$—	$—
Accumulation Unit Value at end of period	$17.363	$17.625	$16.365	$12.659	$11.046	$11.354	$10.024	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	1	1	1	12	13	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.452	$16.221	$12.560	$10.970	$11.288	$9.976	$7.827	$—	$—	$—
Accumulation Unit Value at end of period	$17.176	$17.452	$16.221	$12.560	$10.970	$11.288	$9.976	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	57	58	36	28	16	12	3	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.105	$13.507	$13.833	$13.061	$12.402	$11.697	$10.207	$10.596	$10.307	$10.040
Accumulation Unit Value at end of period	$13.873	$14.105	$13.507	$13.833	$13.061	$12.402	$11.697	$10.207	$10.596	$10.307
Number of Accumulation Units outstanding at end of period (in thousands)	6,030	7,148	9,440	2,688	2,562	2,496	2,283	1,894	1,186	456
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$13.830	$13.271	$13.619	$12.884	$12.259	$11.585	$10.129	$10.537	$10.269	$10.024
Accumulation Unit Value at end of period	$13.577	$13.830	$13.271	$13.619	$12.884	$12.259	$11.585	$10.129	$10.537	$10.269
Number of Accumulation Units outstanding at end of period (in thousands)	106	125	163	203	218	197	185	143	99	50
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.830	$13.271	$13.619	$12.884	$12.259	$11.585	$10.129	$10.537	$10.269	$10.024
Accumulation Unit Value at end of period	$13.577	$13.830	$13.271	$13.619	$12.884	$12.259	$11.585	$10.129	$10.537	$10.269
Number of Accumulation Units outstanding at end of period (in thousands)	106	125	163	203	218	197	185	143	99	50
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$13.696	$13.154	$13.513	$12.797	$12.188	$11.530	$10.091	$10.507	$10.251	$10.016
Accumulation Unit Value at end of period	$13.431	$13.696	$13.154	$13.513	$12.797	$12.188	$11.530	$10.091	$10.507	$10.251
Number of Accumulation Units outstanding at end of period (in thousands)	1,134	1,374	1,737	757	815	1,030	908	463	341	109
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.628	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072	$10.493	$10.241	$10.012
Accumulation Unit Value at end of period	$13.358	$13.628	$13.096	$13.460	$12.753	$12.152	$11.502	$10.072	$10.493	$10.241
Number of Accumulation Units outstanding at end of period (in thousands)	10,360	12,140	15,143	4,148	4,231	4,694	4,163	3,277	2,215	725

65

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.562	$13.039	$13.408	$12.710	$12.117	$11.474	$10.052	$10.478	$10.232	$10.008
Accumulation Unit Value at end of period	$13.286	$13.562	$13.039	$13.408	$12.710	$12.117	$11.474	$10.052	$10.478	$10.232
Number of Accumulation Units outstanding at end of period (in thousands)	938	1,010	1,133	446	482	526	472	328	277	75
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.429	$12.924	$13.303	$12.624	$12.047	$11.419	$10.014	$10.448	$10.214	$10.000
Accumulation Unit Value at end of period	$13.143	$13.429	$12.924	$13.303	$12.624	$12.047	$11.419	$10.014	$10.448	$10.214
Number of Accumulation Units outstanding at end of period (in thousands)	399	526	814	1,438	1,536	1,815	1,780	1,020	749	305
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.429	$12.924	$13.303	$12.624	$12.047	$11.419	$10.014	$10.448	$10.214	$10.000
Accumulation Unit Value at end of period	$13.143	$13.429	$12.924	$13.303	$12.624	$12.047	$11.419	$10.014	$10.448	$10.214
Number of Accumulation Units outstanding at end of period (in thousands)	399	526	814	1,438	1,536	1,815	1,780	1,020	749	305
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.364	$12.868	$13.251	$12.581	$12.012	$11.392	$9.995	$10.434	$10.204	$9.996
Accumulation Unit Value at end of period	$13.072	$13.364	$12.868	$13.251	$12.581	$12.012	$11.392	$9.995	$10.434	$10.204
Number of Accumulation Units outstanding at end of period (in thousands)	174	232	274	438	436	505	565	380	206	132
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.233	$12.755	$13.148	$12.495	$11.942	$11.337	$9.957	$10.404	$10.186	$9.988
Accumulation Unit Value at end of period	$12.932	$13.233	$12.755	$13.148	$12.495	$11.942	$11.337	$9.957	$10.404	$10.186
Number of Accumulation Units outstanding at end of period (in thousands)	2,369	2,777	3,112	748	898	993	846	606	450	126
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.168	$12.699	$13.097	$12.453	$11.907	$11.310	$9.938	$10.390	$10.177	$9.983
Accumulation Unit Value at end of period	$12.862	$13.168	$12.699	$13.097	$12.453	$11.907	$11.310	$9.938	$10.390	$10.177
Number of Accumulation Units outstanding at end of period (in thousands)	289	374	456	603	688	651	716	529	759	351
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.104	$12.643	$13.046	$12.411	$11.873	$11.282	$9.919	$—	$—	$—
Accumulation Unit Value at end of period	$12.793	$13.104	$12.643	$13.046	$12.411	$11.873	$11.282	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	293	336	371	450	354	324	168	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.040	$12.587	$12.995	$12.368	$11.838	$11.255	$9.900	$10.361	$10.158	$9.975
Accumulation Unit Value at end of period	$12.724	$13.040	$12.587	$12.995	$12.368	$11.838	$11.255	$9.900	$10.361	$10.158
Number of Accumulation Units outstanding at end of period (in thousands)	262	248	335	586	717	772	951	418	221	76
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.849	$12.422	$12.844	$12.243	$11.736	$11.174	$9.844	$—	$—	$—
Accumulation Unit Value at end of period	$12.519	$12.849	$12.422	$12.844	$12.243	$11.736	$11.174	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	41	40	46	41	61	46	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.724	$12.313	$12.744	$12.159	$11.668	$11.121	$9.806	$—	$—	$—
Accumulation Unit Value at end of period	$12.384	$12.724	$12.313	$12.744	$12.159	$11.668	$11.121	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	278	291	255	265	282	211	67	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Total Return Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.456	$20.044	$17.066	$15.548	$15.485	$14.278	$12.261	$15.960	$15.523	$14.061
Accumulation Unit Value at end of period	$21.090	$21.456	$20.044	$17.066	$15.548	$15.485	$14.278	$12.261	$15.960	$15.523
Number of Accumulation Units outstanding at end of period (in thousands)	1,640	2,095	2,839	6,380	7,480	8,292	8,994	9,661	9,927	6,316
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$19.438	$18.195	$15.523	$14.170	$14.141	$13.065	$11.242	$14.663	$14.290	$12.970
Accumulation Unit Value at end of period	$19.068	$19.438	$18.195	$15.523	$14.170	$14.141	$13.065	$11.242	$14.663	$14.290
Number of Accumulation Units outstanding at end of period (in thousands)	411	497	636	799	1,002	1,150	1,296	1,387	1,628	1,682
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.438	$18.195	$15.523	$14.170	$14.141	$13.065	$11.242	$14.663	$14.290	$12.970
Accumulation Unit Value at end of period	$19.068	$19.438	$18.195	$15.523	$14.170	$14.141	$13.065	$11.242	$14.663	$14.290
Number of Accumulation Units outstanding at end of period (in thousands)	411	497	636	799	1,002	1,150	1,296	1,387	1,628	1,682
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.139	$17.933	$15.315	$13.994	$13.980	$12.928	$11.136	$14.539	$14.183	$12.886
Accumulation Unit Value at end of period	$18.756	$19.139	$17.933	$15.315	$13.994	$13.980	$12.928	$11.136	$14.539	$14.183
Number of Accumulation Units outstanding at end of period (in thousands)	995	1,191	1,527	2,181	2,657	3,098	3,611	4,436	5,780	6,059
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.049	$16.920	$14.457	$13.217	$13.210	$12.222	$10.533	$13.759	$13.429	$12.207
Accumulation Unit Value at end of period	$17.679	$18.049	$16.920	$14.457	$13.217	$13.210	$12.222	$10.533	$13.759	$13.429
Number of Accumulation Units outstanding at end of period (in thousands)	3,185	3,750	4,700	9,364	11,381	13,818	15,685	17,271	19,439	15,381
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$18.904	$17.731	$15.157	$13.864	$13.863	$12.834	$11.065	$14.461	$14.121	$12.843
Accumulation Unit Value at end of period	$18.508	$18.904	$17.731	$15.157	$13.864	$13.863	$12.834	$11.065	$14.461	$14.121
Number of Accumulation Units outstanding at end of period (in thousands)	589	652	816	1,248	1,543	2,038	2,547	2,985	4,222	4,685
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$17.667	$16.588	$14.194	$12.996	$13.008	$12.054	$10.403	$13.610	$13.303	$12.111
Accumulation Unit Value at end of period	$17.279	$17.667	$16.588	$14.194	$12.996	$13.008	$12.054	$10.403	$13.610	$13.303
Number of Accumulation Units outstanding at end of period (in thousands)	1,516	2,052	2,961	4,205	5,415	6,974	8,053	8,864	9,822	9,376
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.667	$16.588	$14.194	$12.996	$13.008	$12.054	$10.403	$13.610	$13.303	$12.111
Accumulation Unit Value at end of period	$17.279	$17.667	$16.588	$14.194	$12.996	$13.008	$12.054	$10.403	$13.610	$13.303
Number of Accumulation Units outstanding at end of period (in thousands)	1,516	2,052	2,961	4,205	5,415	6,974	8,053	8,864	9,822	9,376
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.553	$16.489	$14.116	$12.931	$12.950	$12.006	$10.367	$13.570	$13.271	$12.087
Accumulation Unit Value at end of period	$17.159	$17.553	$16.489	$14.116	$12.931	$12.950	$12.006	$10.367	$13.570	$13.271
Number of Accumulation Units outstanding at end of period (in thousands)	846	1,051	1,351	1,718	2,186	2,779	3,437	3,655	3,447	2,986
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.193	$17.106	$14.660	$13.443	$13.476	$12.506	$10.810	$14.163	$13.864	$12.641
Accumulation Unit Value at end of period	$17.766	$18.193	$17.106	$14.660	$13.443	$13.476	$12.506	$10.810	$14.163	$13.864
Number of Accumulation Units outstanding at end of period (in thousands)	827	1,032	1,292	2,110	2,817	3,470	4,266	4,892	6,550	7,050
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$17.182	$16.164	$13.859	$12.715	$12.753	$11.841	$10.240	$13.423	$13.147	$11.993
Accumulation Unit Value at end of period	$16.771	$17.182	$16.164	$13.859	$12.715	$12.753	$11.841	$10.240	$13.423	$13.147
Number of Accumulation Units outstanding at end of period (in thousands)	1,190	1,383	1,683	2,248	2,684	3,438	4,306	5,161	8,555	11,680
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.100	$17.037	$14.614	$13.415	$13.461	$12.505	$10.819	$—	$—	$—
Accumulation Unit Value at end of period	$17.658	$18.100	$17.037	$14.614	$13.415	$13.461	$12.505	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	853	972	1,058	934	956	672	317	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.857	$16.816	$14.432	$13.254	$13.306	$12.367	$10.706	$14.048	$13.773	$12.576
Accumulation Unit Value at end of period	$17.412	$17.857	$16.816	$14.432	$13.254	$13.306	$12.367	$10.706	$14.048	$13.773
Number of Accumulation Units outstanding at end of period (in thousands)	891	1,116	1,434	2,096	2,651	3,242	3,893	4,269	4,400	4,321
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.663	$15.715	$13.508	$12.424	$12.492	$11.628	$10.081	$—	$—	$—
Accumulation Unit Value at end of period	$16.224	$16.663	$15.715	$13.508	$12.424	$12.492	$11.628	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	116	118	129	122	159	198	271	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.451	$15.531	$13.363	$12.303	$12.382	$11.537	$10.012	$—	$—	$—
Accumulation Unit Value at end of period	$16.002	$16.451	$15.531	$13.363	$12.303	$12.382	$11.537	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	884	999	1,058	848	1,014	818	421	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.151	$24.903	$18.575	$16.194	$16.464	$14.962	$12.358	$18.581	$17.453	$14.639
Accumulation Unit Value at end of period	$26.590	$27.151	$24.903	$18.575	$16.194	$16.464	$14.962	$12.358	$18.581	$17.453
Number of Accumulation Units outstanding at end of period (in thousands)	876	1,093	1,489	1,897	2,225	2,357	2,476	2,442	1,861	949
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$26.525	$24.377	$18.219	$15.916	$16.214	$14.764	$12.219	$18.408	$17.325	$14.561
Accumulation Unit Value at end of period	$25.924	$26.525	$24.377	$18.219	$15.916	$16.214	$14.764	$12.219	$18.408	$17.325
Number of Accumulation Units outstanding at end of period (in thousands)	63	88	118	139	177	195	218	208	189	134
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$26.525	$24.377	$18.219	$15.916	$16.214	$14.764	$12.219	$18.408	$17.325	$14.561
Accumulation Unit Value at end of period	$25.924	$26.525	$24.377	$18.219	$15.916	$16.214	$14.764	$12.219	$18.408	$17.325
Number of Accumulation Units outstanding at end of period (in thousands)	63	88	118	139	177	195	218	208	189	134
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$26.217	$24.118	$18.044	$15.778	$16.090	$14.666	$12.150	$18.322	$17.262	$14.522
Accumulation Unit Value at end of period	$25.598	$26.217	$24.118	$18.044	$15.778	$16.090	$14.666	$12.150	$18.322	$17.262
Number of Accumulation Units outstanding at end of period (in thousands)	244	287	373	413	485	576	628	707	682	528
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.065	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115	$18.279	$17.230	$14.503
Accumulation Unit Value at end of period	$25.436	$26.065	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115	$18.279	$17.230
Number of Accumulation Units outstanding at end of period (in thousands)	1,271	1,503	1,957	2,208	2,873	3,287	3,540	3,816	3,134	1,544

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$25.913	$23.862	$17.870	$15.642	$15.967	$14.568	$12.081	$18.237	$17.199	$14.484
Accumulation Unit Value at end of period	$25.276	$25.913	$23.862	$17.870	$15.642	$15.967	$14.568	$12.081	$18.237	$17.199
Number of Accumulation Units outstanding at end of period (in thousands)	114	122	166	188	246	318	397	388	421	280
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$25.612	$23.609	$17.698	$15.507	$15.845	$14.471	$12.013	$18.152	$17.136	$14.445
Accumulation Unit Value at end of period	$24.958	$25.612	$23.609	$17.698	$15.507	$15.845	$14.471	$12.013	$18.152	$17.136
Number of Accumulation Units outstanding at end of period (in thousands)	249	356	660	866	1,124	1,324	1,592	1,558	1,424	876
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.612	$23.609	$17.698	$15.507	$15.845	$14.471	$12.013	$18.152	$17.136	$14.445
Accumulation Unit Value at end of period	$24.958	$25.612	$23.609	$17.698	$15.507	$15.845	$14.471	$12.013	$18.152	$17.136
Number of Accumulation Units outstanding at end of period (in thousands)	249	356	660	866	1,124	1,324	1,592	1,558	1,424	876
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.463	$23.484	$17.613	$15.440	$15.784	$14.423	$11.979	$18.110	$17.104	$14.426
Accumulation Unit Value at end of period	$24.800	$25.463	$23.484	$17.613	$15.440	$15.784	$14.423	$11.979	$18.110	$17.104
Number of Accumulation Units outstanding at end of period (in thousands)	104	125	173	254	342	414	511	525	418	302
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.168	$23.234	$17.443	$15.307	$15.663	$14.327	$11.911	$18.025	$17.042	$14.387
Accumulation Unit Value at end of period	$24.488	$25.168	$23.234	$17.443	$15.307	$15.663	$14.327	$11.911	$18.025	$17.042
Number of Accumulation Units outstanding at end of period (in thousands)	350	399	485	519	662	781	925	1,044	1,136	790
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.021	$23.111	$17.359	$15.240	$15.604	$14.279	$11.877	$17.983	$17.010	$14.368
Accumulation Unit Value at end of period	$24.333	$25.021	$23.111	$17.359	$15.240	$15.604	$14.279	$11.877	$17.983	$17.010
Number of Accumulation Units outstanding at end of period (in thousands)	150	182	233	297	357	457	553	681	978	1,119
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.876	$22.988	$17.276	$15.175	$15.544	$14.232	$11.844	$—	$—	$—
Accumulation Unit Value at end of period	$24.180	$24.876	$22.988	$17.276	$15.175	$15.544	$14.232	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	160	187	276	174	161	151	59	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.731	$22.865	$17.192	$15.109	$15.484	$14.185	$11.810	$17.899	$16.948	$14.330
Accumulation Unit Value at end of period	$24.027	$24.731	$22.865	$17.192	$15.109	$15.484	$14.185	$11.810	$17.899	$16.948
Number of Accumulation Units outstanding at end of period (in thousands)	162	227	308	382	507	642	726	775	601	499
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.302	$22.502	$16.945	$14.914	$15.307	$14.043	$11.710	$—	$—	$—
Accumulation Unit Value at end of period	$23.574	$24.302	$22.502	$16.945	$14.914	$15.307	$14.043	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	13	17	17	27	38	65	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.020	$22.264	$16.782	$14.785	$15.190	$13.950	$11.644	$—	$—	$—
Accumulation Unit Value at end of period	$23.278	$24.020	$22.264	$16.782	$14.785	$15.190	$13.950	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	217	197	203	169	166	125	66	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.220	$25.607	$26.148	$23.370	$28.091	$24.164	$14.131	$30.230	$23.737	$18.733
Accumulation Unit Value at end of period	$18.459	$23.220	$25.607	$26.148	$23.370	$28.091	$24.164	$14.131	$30.230	$23.737
Number of Accumulation Units outstanding at end of period (in thousands)	199	245	310	594	707	814	878	707	817	608
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$19.596	$21.654	$22.155	$19.841	$23.896	$20.597	$12.069	$25.871	$20.355	$16.096
Accumulation Unit Value at end of period	$15.547	$19.596	$21.654	$22.155	$19.841	$23.896	$20.597	$12.069	$25.871	$20.355
Number of Accumulation Units outstanding at end of period (in thousands)	30	39	56	72	106	126	145	131	192	206
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.596	$21.654	$22.155	$19.841	$23.896	$20.597	$12.069	$25.871	$20.355	$16.096
Accumulation Unit Value at end of period	$15.547	$19.596	$21.654	$22.155	$19.841	$23.896	$20.597	$12.069	$25.871	$20.355
Number of Accumulation Units outstanding at end of period (in thousands)	30	39	56	72	106	126	145	131	192	206
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.294	$21.342	$21.857	$19.595	$23.623	$20.382	$11.955	$25.652	$20.203	$15.992
Accumulation Unit Value at end of period	$15.292	$19.294	$21.342	$21.857	$19.595	$23.623	$20.382	$11.955	$25.652	$20.203
Number of Accumulation Units outstanding at end of period (in thousands)	104	119	152	230	295	367	408	417	652	720
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.139	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380	$30.872	$24.326	$19.265
Accumulation Unit Value at end of period	$18.330	$23.139	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380	$30.872	$24.326
Number of Accumulation Units outstanding at end of period (in thousands)	331	388	480	892	1,142	1,487	1,659	1,477	1,760	1,331
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.058	$21.101	$21.633	$19.413	$23.427	$20.233	$11.879	$25.516	$20.115	$15.938
Accumulation Unit Value at end of period	$15.089	$19.058	$21.101	$21.633	$19.413	$23.427	$20.233	$11.879	$25.516	$20.115
Number of Accumulation Units outstanding at end of period (in thousands)	53	68	89	153	179	238	269	225	389	424
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.650	$25.104	$25.762	$23.141	$27.955	$24.167	$14.203	$30.539	$24.099	$19.114
Accumulation Unit Value at end of period	$17.916	$22.650	$25.104	$25.762	$23.141	$27.955	$24.167	$14.203	$30.539	$24.099
Number of Accumulation Units outstanding at end of period (in thousands)	171	226	309	456	588	776	929	821	1,186	1,044
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.650	$25.104	$25.762	$23.141	$27.955	$24.167	$14.203	$30.539	$24.099	$19.114
Accumulation Unit Value at end of period	$17.916	$22.650	$25.104	$25.762	$23.141	$27.955	$24.167	$14.203	$30.539	$24.099
Number of Accumulation Units outstanding at end of period (in thousands)	171	226	309	456	588	776	929	821	1,186	1,044
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.504	$24.954	$25.621	$23.026	$27.830	$24.071	$14.154	$30.448	$24.040	$19.076
Accumulation Unit Value at end of period	$17.791	$22.504	$24.954	$25.621	$23.026	$27.830	$24.071	$14.154	$30.448	$24.040
Number of Accumulation Units outstanding at end of period (in thousands)	86	100	121	181	218	275	320	284	310	253
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.340	$20.357	$20.922	$18.822	$22.771	$19.716	$11.605	$24.989	$19.749	$15.687
Accumulation Unit Value at end of period	$14.485	$18.340	$20.357	$20.922	$18.822	$22.771	$19.716	$11.605	$24.989	$19.749
Number of Accumulation Units outstanding at end of period (in thousands)	114	133	155	261	333	511	704	635	822	812
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)

66

67

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$17.182	$16.164	$13.859	$12.715	$12.753	$11.841	$10.240	$13.423	$13.147	$11.993
Accumulation Unit Value at end of period	$16.771	$17.182	$16.164	$13.859	$12.715	$12.753	$11.841	$10.240	$13.423	$13.147
Number of Accumulation Units outstanding at end of period (in thousands)	1,190	1,383	1,683	2,248	2,684	3,438	4,306	5,161	8,555	11,680
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.100	$17.037	$14.614	$13.415	$13.461	$12.505	$10.819	$—	$—	$—
Accumulation Unit Value at end of period	$17.658	$18.100	$17.037	$14.614	$13.415	$13.461	$12.505	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	853	972	1,058	934	956	672	317	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.857	$16.816	$14.432	$13.254	$13.306	$12.367	$10.706	$14.048	$13.773	$12.576
Accumulation Unit Value at end of period	$17.412	$17.857	$16.816	$14.432	$13.254	$13.306	$12.367	$10.706	$14.048	$13.773
Number of Accumulation Units outstanding at end of period (in thousands)	891	1,116	1,434	2,096	2,651	3,242	3,893	4,269	4,400	4,321
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.663	$15.715	$13.508	$12.424	$12.492	$11.628	$10.081	$—	$—	$—
Accumulation Unit Value at end of period	$16.224	$16.663	$15.715	$13.508	$12.424	$12.492	$11.628	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	116	118	129	122	159	198	271	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.451	$15.531	$13.363	$12.303	$12.382	$11.537	$10.012	$—	$—	$—
Accumulation Unit Value at end of period	$16.002	$16.451	$15.531	$13.363	$12.303	$12.382	$11.537	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	884	999	1,058	848	1,014	818	421	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
MFS Value Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.151	$24.903	$18.575	$16.194	$16.464	$14.962	$12.358	$18.581	$17.453	$14.639
Accumulation Unit Value at end of period	$26.590	$27.151	$24.903	$18.575	$16.194	$16.464	$14.962	$12.358	$18.581	$17.453
Number of Accumulation Units outstanding at end of period (in thousands)	876	1,093	1,489	1,897	2,225	2,357	2,476	2,442	1,861	949
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$26.525	$24.377	$18.219	$15.916	$16.214	$14.764	$12.219	$18.408	$17.325	$14.561
Accumulation Unit Value at end of period	$25.924	$26.525	$24.377	$18.219	$15.916	$16.214	$14.764	$12.219	$18.408	$17.325
Number of Accumulation Units outstanding at end of period (in thousands)	63	88	118	139	177	195	218	208	189	134
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$26.525	$24.377	$18.219	$15.916	$16.214	$14.764	$12.219	$18.408	$17.325	$14.561
Accumulation Unit Value at end of period	$25.924	$26.525	$24.377	$18.219	$15.916	$16.214	$14.764	$12.219	$18.408	$17.325
Number of Accumulation Units outstanding at end of period (in thousands)	63	88	118	139	177	195	218	208	189	134
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$26.217	$24.118	$18.044	$15.778	$16.090	$14.666	$12.150	$18.322	$17.262	$14.522
Accumulation Unit Value at end of period	$25.598	$26.217	$24.118	$18.044	$15.778	$16.090	$14.666	$12.150	$18.322	$17.262
Number of Accumulation Units outstanding at end of period (in thousands)	244	287	373	413	485	576	628	707	682	528
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.065	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115	$18.279	$17.230	$14.503
Accumulation Unit Value at end of period	$25.436	$26.065	$23.990	$17.957	$15.710	$16.028	$14.617	$12.115	$18.279	$17.230
Number of Accumulation Units outstanding at end of period (in thousands)	1,271	1,503	1,957	2,208	2,873	3,287	3,540	3,816	3,134	1,544

68

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$25.913	$23.862	$17.870	$15.642	$15.967	$14.568	$12.081	$18.237	$17.199	$14.484
Accumulation Unit Value at end of period	$25.276	$25.913	$23.862	$17.870	$15.642	$15.967	$14.568	$12.081	$18.237	$17.199
Number of Accumulation Units outstanding at end of period (in thousands)	114	122	166	188	246	318	397	388	421	280
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$25.612	$23.609	$17.698	$15.507	$15.845	$14.471	$12.013	$18.152	$17.136	$14.445
Accumulation Unit Value at end of period	$24.958	$25.612	$23.609	$17.698	$15.507	$15.845	$14.471	$12.013	$18.152	$17.136
Number of Accumulation Units outstanding at end of period (in thousands)	249	356	660	866	1,124	1,324	1,592	1,558	1,424	876
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.612	$23.609	$17.698	$15.507	$15.845	$14.471	$12.013	$18.152	$17.136	$14.445
Accumulation Unit Value at end of period	$24.958	$25.612	$23.609	$17.698	$15.507	$15.845	$14.471	$12.013	$18.152	$17.136
Number of Accumulation Units outstanding at end of period (in thousands)	249	356	660	866	1,124	1,324	1,592	1,558	1,424	876
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.463	$23.484	$17.613	$15.440	$15.784	$14.423	$11.979	$18.110	$17.104	$14.426
Accumulation Unit Value at end of period	$24.800	$25.463	$23.484	$17.613	$15.440	$15.784	$14.423	$11.979	$18.110	$17.104
Number of Accumulation Units outstanding at end of period (in thousands)	104	125	173	254	342	414	511	525	418	302
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.168	$23.234	$17.443	$15.307	$15.663	$14.327	$11.911	$18.025	$17.042	$14.387
Accumulation Unit Value at end of period	$24.488	$25.168	$23.234	$17.443	$15.307	$15.663	$14.327	$11.911	$18.025	$17.042
Number of Accumulation Units outstanding at end of period (in thousands)	350	399	485	519	662	781	925	1,044	1,136	790
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.021	$23.111	$17.359	$15.240	$15.604	$14.279	$11.877	$17.983	$17.010	$14.368
Accumulation Unit Value at end of period	$24.333	$25.021	$23.111	$17.359	$15.240	$15.604	$14.279	$11.877	$17.983	$17.010
Number of Accumulation Units outstanding at end of period (in thousands)	150	182	233	297	357	457	553	681	978	1,119
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.876	$22.988	$17.276	$15.175	$15.544	$14.232	$11.844	$—	$—	$—
Accumulation Unit Value at end of period	$24.180	$24.876	$22.988	$17.276	$15.175	$15.544	$14.232	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	160	187	276	174	161	151	59	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.731	$22.865	$17.192	$15.109	$15.484	$14.185	$11.810	$17.899	$16.948	$14.330
Accumulation Unit Value at end of period	$24.027	$24.731	$22.865	$17.192	$15.109	$15.484	$14.185	$11.810	$17.899	$16.948
Number of Accumulation Units outstanding at end of period (in thousands)	162	227	308	382	507	642	726	775	601	499
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.302	$22.502	$16.945	$14.914	$15.307	$14.043	$11.710	$—	$—	$—
Accumulation Unit Value at end of period	$23.574	$24.302	$22.502	$16.945	$14.914	$15.307	$14.043	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	13	17	17	27	38	65	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.020	$22.264	$16.782	$14.785	$15.190	$13.950	$11.644	$—	$—	$—
Accumulation Unit Value at end of period	$23.278	$24.020	$22.264	$16.782	$14.785	$15.190	$13.950	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	217	197	203	169	166	125	66	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.220	$25.607	$26.148	$23.370	$28.091	$24.164	$14.131	$30.230	$23.737	$18.733
Accumulation Unit Value at end of period	$18.459	$23.220	$25.607	$26.148	$23.370	$28.091	$24.164	$14.131	$30.230	$23.737
Number of Accumulation Units outstanding at end of period (in thousands)	199	245	310	594	707	814	878	707	817	608
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$19.596	$21.654	$22.155	$19.841	$23.896	$20.597	$12.069	$25.871	$20.355	$16.096
Accumulation Unit Value at end of period	$15.547	$19.596	$21.654	$22.155	$19.841	$23.896	$20.597	$12.069	$25.871	$20.355
Number of Accumulation Units outstanding at end of period (in thousands)	30	39	56	72	106	126	145	131	192	206
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.596	$21.654	$22.155	$19.841	$23.896	$20.597	$12.069	$25.871	$20.355	$16.096
Accumulation Unit Value at end of period	$15.547	$19.596	$21.654	$22.155	$19.841	$23.896	$20.597	$12.069	$25.871	$20.355
Number of Accumulation Units outstanding at end of period (in thousands)	30	39	56	72	106	126	145	131	192	206
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$19.294	$21.342	$21.857	$19.595	$23.623	$20.382	$11.955	$25.652	$20.203	$15.992
Accumulation Unit Value at end of period	$15.292	$19.294	$21.342	$21.857	$19.595	$23.623	$20.382	$11.955	$25.652	$20.203
Number of Accumulation Units outstanding at end of period (in thousands)	104	119	152	230	295	367	408	417	652	720
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.139	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380	$30.872	$24.326	$19.265
Accumulation Unit Value at end of period	$18.330	$23.139	$25.608	$26.240	$23.535	$28.388	$24.505	$14.380	$30.872	$24.326
Number of Accumulation Units outstanding at end of period (in thousands)	331	388	480	892	1,142	1,487	1,659	1,477	1,760	1,331
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$19.058	$21.101	$21.633	$19.413	$23.427	$20.233	$11.879	$25.516	$20.115	$15.938
Accumulation Unit Value at end of period	$15.089	$19.058	$21.101	$21.633	$19.413	$23.427	$20.233	$11.879	$25.516	$20.115
Number of Accumulation Units outstanding at end of period (in thousands)	53	68	89	153	179	238	269	225	389	424
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$22.650	$25.104	$25.762	$23.141	$27.955	$24.167	$14.203	$30.539	$24.099	$19.114
Accumulation Unit Value at end of period	$17.916	$22.650	$25.104	$25.762	$23.141	$27.955	$24.167	$14.203	$30.539	$24.099
Number of Accumulation Units outstanding at end of period (in thousands)	171	226	309	456	588	776	929	821	1,186	1,044
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.650	$25.104	$25.762	$23.141	$27.955	$24.167	$14.203	$30.539	$24.099	$19.114
Accumulation Unit Value at end of period	$17.916	$22.650	$25.104	$25.762	$23.141	$27.955	$24.167	$14.203	$30.539	$24.099
Number of Accumulation Units outstanding at end of period (in thousands)	171	226	309	456	588	776	929	821	1,186	1,044
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.504	$24.954	$25.621	$23.026	$27.830	$24.071	$14.154	$30.448	$24.040	$19.076
Accumulation Unit Value at end of period	$17.791	$22.504	$24.954	$25.621	$23.026	$27.830	$24.071	$14.154	$30.448	$24.040
Number of Accumulation Units outstanding at end of period (in thousands)	86	100	121	181	218	275	320	284	310	253
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.340	$20.357	$20.922	$18.822	$22.771	$19.716	$11.605	$24.989	$19.749	$15.687
Accumulation Unit Value at end of period	$14.485	$18.340	$20.357	$20.922	$18.822	$22.771	$19.716	$11.605	$24.989	$19.749
Number of Accumulation Units outstanding at end of period (in thousands)	114	133	155	261	333	511	704	635	822	812
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$22.028	$24.463	$25.155	$22.641	$27.406	$23.740	$13.980	$30.119	$23.815	$18.927
Accumulation Unit Value at end of period	$17.389	$22.028	$24.463	$25.155	$22.641	$27.406	$23.740	$13.980	$30.119	$23.815
Number of Accumulation Units outstanding at end of period (in thousands)	84	98	115	140	169	309	402	361	685	958
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.247	$20.274	$20.858	$18.783	$22.747	$19.714	$11.615	$—	$—	$—
Accumulation Unit Value at end of period	$14.397	$18.247	$20.274	$20.858	$18.783	$22.747	$19.714	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	70	87	96	93	126	113	61	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.002	$20.012	$20.598	$18.558	$22.486	$19.497	$11.493	$24.786	$19.618	$15.607
Accumulation Unit Value at end of period	$14.196	$18.002	$20.012	$20.598	$18.558	$22.486	$19.497	$11.493	$24.786	$19.618
Number of Accumulation Units outstanding at end of period (in thousands)	115	136	190	289	385	576	802	591	640	617
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.363	$23.784	$24.517	$22.123	$26.845	$23.312	$13.763	$—	$—	$—
Accumulation Unit Value at end of period	$16.822	$21.363	$23.784	$24.517	$22.123	$26.845	$23.312	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	9	12	16	26	23	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.091	$23.505	$24.254	$21.907	$26.610	$23.131	$13.670	$—	$—	$—
Accumulation Unit Value at end of period	$16.591	$21.091	$23.505	$24.254	$21.907	$26.610	$23.131	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	57	60	87	100	126	161	55	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.371	$17.532	$14.451	$12.388	$14.051	$13.138	$9.717	$16.519	$14.502	$12.104
Accumulation Unit Value at end of period	$14.181	$15.371	$17.532	$14.451	$12.388	$14.051	$13.138	$9.717	$16.519	$14.502
Number of Accumulation Units outstanding at end of period (in thousands)	1,682	1,935	2,295	2,955	3,437	3,682	3,891	4,291	4,579	3,897
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$14.352	$16.402	$13.547	$11.637	$13.225	$12.390	$9.182	$15.642	$13.759	$11.506
Accumulation Unit Value at end of period	$13.214	$14.352	$16.402	$13.547	$11.637	$13.225	$12.390	$9.182	$15.642	$13.759
Number of Accumulation Units outstanding at end of period (in thousands)	207	241	307	450	575	630	700	785	893	844
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.352	$16.402	$13.547	$11.637	$13.225	$12.390	$9.182	$15.642	$13.759	$11.506
Accumulation Unit Value at end of period	$13.214	$14.352	$16.402	$13.547	$11.637	$13.225	$12.390	$9.182	$15.642	$13.759
Number of Accumulation Units outstanding at end of period (in thousands)	207	241	307	450	575	630	700	785	893	844
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.131	$16.166	$13.365	$11.492	$13.074	$12.260	$9.095	$15.509	$13.656	$11.432
Accumulation Unit Value at end of period	$12.998	$14.131	$16.166	$13.365	$11.492	$13.074	$12.260	$9.095	$15.509	$13.656
Number of Accumulation Units outstanding at end of period (in thousands)	642	717	880	1,090	1,326	1,547	1,780	2,085	2,376	2,536
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.482	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703	$14.848	$13.081	$10.956
Accumulation Unit Value at end of period	$12.394	$13.482	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703	$14.848	$13.081
Number of Accumulation Units outstanding at end of period (in thousands)	2,650	2,938	3,331	3,838	4,648	5,670	6,253	7,468	8,394	7,550

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.958	$15.984	$13.227	$11.385	$12.965	$12.171	$9.038	$15.426	$13.597	$11.394
Accumulation Unit Value at end of period	$12.825	$13.958	$15.984	$13.227	$11.385	$12.965	$12.171	$9.038	$15.426	$13.597
Number of Accumulation Units outstanding at end of period (in thousands)	188	211	238	243	292	391	557	591	862	1,015
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.197	$15.127	$12.531	$10.797	$12.307	$11.565	$8.596	$14.688	$12.959	$10.870
Accumulation Unit Value at end of period	$12.114	$13.197	$15.127	$12.531	$10.797	$12.307	$11.565	$8.596	$14.688	$12.959
Number of Accumulation Units outstanding at end of period (in thousands)	1,021	1,227	1,618	2,454	3,359	4,151	4,848	5,536	5,998	6,308
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.197	$15.127	$12.531	$10.797	$12.307	$11.565	$8.596	$14.688	$12.959	$10.870
Accumulation Unit Value at end of period	$12.114	$13.197	$15.127	$12.531	$10.797	$12.307	$11.565	$8.596	$14.688	$12.959
Number of Accumulation Units outstanding at end of period (in thousands)	1,021	1,227	1,618	2,454	3,359	4,151	4,848	5,536	5,998	6,308
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.112	$15.037	$12.463	$10.743	$12.252	$11.519	$8.566	$14.644	$12.927	$10.848
Accumulation Unit Value at end of period	$12.030	$13.112	$15.037	$12.463	$10.743	$12.252	$11.519	$8.566	$14.644	$12.927
Number of Accumulation Units outstanding at end of period (in thousands)	319	407	483	666	832	1,036	1,383	1,539	1,483	1,433
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.432	$15.420	$12.793	$11.039	$12.602	$11.860	$8.829	$15.108	$13.349	$11.214
Accumulation Unit Value at end of period	$12.311	$13.432	$15.420	$12.793	$11.039	$12.602	$11.860	$8.829	$15.108	$13.349
Number of Accumulation Units outstanding at end of period (in thousands)	695	782	856	1,023	1,284	1,635	1,991	2,324	2,881	2,789
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.834	$14.741	$12.236	$10.563	$12.065	$11.360	$8.461	$14.486	$12.806	$10.763
Accumulation Unit Value at end of period	$11.757	$12.834	$14.741	$12.236	$10.563	$12.065	$11.360	$8.461	$14.486	$12.806
Number of Accumulation Units outstanding at end of period (in thousands)	343	421	531	685	895	1,237	1,698	2,072	3,745	5,494
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.364	$15.358	$12.754	$11.016	$12.589	$11.859	$8.837	$—	$—	$—
Accumulation Unit Value at end of period	$12.237	$13.364	$15.358	$12.754	$11.016	$12.589	$11.859	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	581	618	652	598	654	427	201	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.184	$15.159	$12.595	$10.884	$12.444	$11.728	$8.744	$14.985	$13.261	$11.157
Accumulation Unit Value at end of period	$12.066	$13.184	$15.159	$12.595	$10.884	$12.444	$11.728	$8.744	$14.985	$13.261
Number of Accumulation Units outstanding at end of period (in thousands)	596	700	873	1,324	1,756	2,158	2,627	3,130	3,301	3,665
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.447	$14.332	$11.926	$10.321	$11.819	$11.155	$8.330	$—	$—	$—
Accumulation Unit Value at end of period	$11.374	$12.447	$14.332	$11.926	$10.321	$11.819	$11.155	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	30	41	45	71	89	114	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.288	$14.164	$11.798	$10.221	$11.715	$11.069	$8.273	$—	$—	$—
Accumulation Unit Value at end of period	$11.218	$12.288	$14.164	$11.798	$10.221	$11.715	$11.069	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	425	414	483	568	690	498	245	—	—	—

69

70

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$22.028	$24.463	$25.155	$22.641	$27.406	$23.740	$13.980	$30.119	$23.815	$18.927
Accumulation Unit Value at end of period	$17.389	$22.028	$24.463	$25.155	$22.641	$27.406	$23.740	$13.980	$30.119	$23.815
Number of Accumulation Units outstanding at end of period (in thousands)	84	98	115	140	169	309	402	361	685	958
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.247	$20.274	$20.858	$18.783	$22.747	$19.714	$11.615	$—	$—	$—
Accumulation Unit Value at end of period	$14.397	$18.247	$20.274	$20.858	$18.783	$22.747	$19.714	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	70	87	96	93	126	113	61	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.002	$20.012	$20.598	$18.558	$22.486	$19.497	$11.493	$24.786	$19.618	$15.607
Accumulation Unit Value at end of period	$14.196	$18.002	$20.012	$20.598	$18.558	$22.486	$19.497	$11.493	$24.786	$19.618
Number of Accumulation Units outstanding at end of period (in thousands)	115	136	190	289	385	576	802	591	640	617
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.363	$23.784	$24.517	$22.123	$26.845	$23.312	$13.763	$—	$—	$—
Accumulation Unit Value at end of period	$16.822	$21.363	$23.784	$24.517	$22.123	$26.845	$23.312	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	9	12	16	26	23	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.091	$23.505	$24.254	$21.907	$26.610	$23.131	$13.670	$—	$—	$—
Accumulation Unit Value at end of period	$16.591	$21.091	$23.505	$24.254	$21.907	$26.610	$23.131	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	57	60	87	100	126	161	55	—	—	—

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.371	$17.532	$14.451	$12.388	$14.051	$13.138	$9.717	$16.519	$14.502	$12.104
Accumulation Unit Value at end of period	$14.181	$15.371	$17.532	$14.451	$12.388	$14.051	$13.138	$9.717	$16.519	$14.502
Number of Accumulation Units outstanding at end of period (in thousands)	1,682	1,935	2,295	2,955	3,437	3,682	3,891	4,291	4,579	3,897
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$14.352	$16.402	$13.547	$11.637	$13.225	$12.390	$9.182	$15.642	$13.759	$11.506
Accumulation Unit Value at end of period	$13.214	$14.352	$16.402	$13.547	$11.637	$13.225	$12.390	$9.182	$15.642	$13.759
Number of Accumulation Units outstanding at end of period (in thousands)	207	241	307	450	575	630	700	785	893	844
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$14.352	$16.402	$13.547	$11.637	$13.225	$12.390	$9.182	$15.642	$13.759	$11.506
Accumulation Unit Value at end of period	$13.214	$14.352	$16.402	$13.547	$11.637	$13.225	$12.390	$9.182	$15.642	$13.759
Number of Accumulation Units outstanding at end of period (in thousands)	207	241	307	450	575	630	700	785	893	844
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$14.131	$16.166	$13.365	$11.492	$13.074	$12.260	$9.095	$15.509	$13.656	$11.432
Accumulation Unit Value at end of period	$12.998	$14.131	$16.166	$13.365	$11.492	$13.074	$12.260	$9.095	$15.509	$13.656
Number of Accumulation Units outstanding at end of period (in thousands)	642	717	880	1,090	1,326	1,547	1,780	2,085	2,376	2,536
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.482	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703	$14.848	$13.081	$10.956
Accumulation Unit Value at end of period	$12.394	$13.482	$15.431	$12.764	$10.980	$12.498	$11.726	$8.703	$14.848	$13.081
Number of Accumulation Units outstanding at end of period (in thousands)	2,650	2,938	3,331	3,838	4,648	5,670	6,253	7,468	8,394	7,550

71

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.958	$15.984	$13.227	$11.385	$12.965	$12.171	$9.038	$15.426	$13.597	$11.394
Accumulation Unit Value at end of period	$12.825	$13.958	$15.984	$13.227	$11.385	$12.965	$12.171	$9.038	$15.426	$13.597
Number of Accumulation Units outstanding at end of period (in thousands)	188	211	238	243	292	391	557	591	862	1,015
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$13.197	$15.127	$12.531	$10.797	$12.307	$11.565	$8.596	$14.688	$12.959	$10.870
Accumulation Unit Value at end of period	$12.114	$13.197	$15.127	$12.531	$10.797	$12.307	$11.565	$8.596	$14.688	$12.959
Number of Accumulation Units outstanding at end of period (in thousands)	1,021	1,227	1,618	2,454	3,359	4,151	4,848	5,536	5,998	6,308
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.197	$15.127	$12.531	$10.797	$12.307	$11.565	$8.596	$14.688	$12.959	$10.870
Accumulation Unit Value at end of period	$12.114	$13.197	$15.127	$12.531	$10.797	$12.307	$11.565	$8.596	$14.688	$12.959
Number of Accumulation Units outstanding at end of period (in thousands)	1,021	1,227	1,618	2,454	3,359	4,151	4,848	5,536	5,998	6,308
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.112	$15.037	$12.463	$10.743	$12.252	$11.519	$8.566	$14.644	$12.927	$10.848
Accumulation Unit Value at end of period	$12.030	$13.112	$15.037	$12.463	$10.743	$12.252	$11.519	$8.566	$14.644	$12.927
Number of Accumulation Units outstanding at end of period (in thousands)	319	407	483	666	832	1,036	1,383	1,539	1,483	1,433
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.432	$15.420	$12.793	$11.039	$12.602	$11.860	$8.829	$15.108	$13.349	$11.214
Accumulation Unit Value at end of period	$12.311	$13.432	$15.420	$12.793	$11.039	$12.602	$11.860	$8.829	$15.108	$13.349
Number of Accumulation Units outstanding at end of period (in thousands)	695	782	856	1,023	1,284	1,635	1,991	2,324	2,881	2,789
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.834	$14.741	$12.236	$10.563	$12.065	$11.360	$8.461	$14.486	$12.806	$10.763
Accumulation Unit Value at end of period	$11.757	$12.834	$14.741	$12.236	$10.563	$12.065	$11.360	$8.461	$14.486	$12.806
Number of Accumulation Units outstanding at end of period (in thousands)	343	421	531	685	895	1,237	1,698	2,072	3,745	5,494
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.364	$15.358	$12.754	$11.016	$12.589	$11.859	$8.837	$—	$—	$—
Accumulation Unit Value at end of period	$12.237	$13.364	$15.358	$12.754	$11.016	$12.589	$11.859	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	581	618	652	598	654	427	201	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.184	$15.159	$12.595	$10.884	$12.444	$11.728	$8.744	$14.985	$13.261	$11.157
Accumulation Unit Value at end of period	$12.066	$13.184	$15.159	$12.595	$10.884	$12.444	$11.728	$8.744	$14.985	$13.261
Number of Accumulation Units outstanding at end of period (in thousands)	596	700	873	1,324	1,756	2,158	2,627	3,130	3,301	3,665
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.447	$14.332	$11.926	$10.321	$11.819	$11.155	$8.330	$—	$—	$—
Accumulation Unit Value at end of period	$11.374	$12.447	$14.332	$11.926	$10.321	$11.819	$11.155	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	26	30	41	45	71	89	114	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.288	$14.164	$11.798	$10.221	$11.715	$11.069	$8.273	$—	$—	$—
Accumulation Unit Value at end of period	$11.218	$12.288	$14.164	$11.798	$10.221	$11.715	$11.069	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	425	414	483	568	690	498	245	—	—	—

72

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.232	$19.015	$14.733	$12.334	$13.440	$12.684	$9.807	$17.234	$17.068	$14.202
Accumulation Unit Value at end of period	$16.821	$18.232	$19.015	$14.733	$12.334	$13.440	$12.684	$9.807	$17.234	$17.068
Number of Accumulation Units outstanding at end of period (in thousands)	1,152	1,423	1,933	3,207	3,928	4,542	5,108	5,796	6,181	3,876
With MAV 70 Death Benefit
Accumulation Unit Value at beginning of period	$16.607	$17.356	$13.474	$11.303	$12.341	$11.670	$9.041	$15.920	$15.798	$13.172
Accumulation Unit Value at end of period	$15.291	$16.607	$17.356	$13.474	$11.303	$12.341	$11.670	$9.041	$15.920	$15.798
Number of Accumulation Units outstanding at end of period (in thousands)	190	244	348	496	656	805	870	944	1,095	1,059
With The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.607	$17.356	$13.474	$11.303	$12.341	$11.670	$9.041	$15.920	$15.798	$13.172
Accumulation Unit Value at end of period	$15.291	$16.607	$17.356	$13.474	$11.303	$12.341	$11.670	$9.041	$15.920	$15.798
Number of Accumulation Units outstanding at end of period (in thousands)	190	244	348	496	656	805	870	944	1,095	1,059
With MAV/EPB Death Benefit
Accumulation Unit Value at beginning of period	$16.352	$17.106	$13.293	$11.163	$12.199	$11.548	$8.955	$15.785	$15.680	$13.087
Accumulation Unit Value at end of period	$15.041	$16.352	$17.106	$13.293	$11.163	$12.199	$11.548	$8.955	$15.785	$15.680
Number of Accumulation Units outstanding at end of period (in thousands)	427	562	700	1,091	1,304	1,508	1,839	2,365	3,116	3,386
With The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.086	$16.836	$13.090	$10.997	$12.025	$11.389	$8.836	$15.583	$15.486	$12.932
Accumulation Unit Value at end of period	$14.789	$16.086	$16.836	$13.090	$10.997	$12.025	$11.389	$8.836	$15.583	$15.486
Number of Accumulation Units outstanding at end of period (in thousands)	2,171	2,618	3,307	5,922	7,426	9,221	10,684	12,684	14,543	10,310
With MAV70 Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$16.151	$16.913	$13.156	$11.059	$12.098	$11.464	$8.899	$15.701	$15.612	$13.043
Accumulation Unit Value at end of period	$14.842	$16.151	$16.913	$13.156	$11.059	$12.098	$11.464	$8.899	$15.701	$15.612
Number of Accumulation Units outstanding at end of period (in thousands)	266	303	373	559	716	947	1,118	1,396	1,917	1,778
With MAV/EPB Death Benefit and The Hartford's Principal First Preferred
Accumulation Unit Value at beginning of period	$15.746	$16.504	$12.851	$10.813	$11.841	$11.232	$8.727	$15.414	$15.342	$12.830
Accumulation Unit Value at end of period	$14.454	$15.746	$16.504	$12.851	$10.813	$11.841	$11.232	$8.727	$15.414	$15.342
Number of Accumulation Units outstanding at end of period (in thousands)	712	1,049	1,450	2,270	3,111	3,947	4,586	5,219	6,247	5,774
With The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.746	$16.504	$12.851	$10.813	$11.841	$11.232	$8.727	$15.414	$15.342	$12.830
Accumulation Unit Value at end of period	$14.454	$15.746	$16.504	$12.851	$10.813	$11.841	$11.232	$8.727	$15.414	$15.342
Number of Accumulation Units outstanding at end of period (in thousands)	712	1,049	1,450	2,270	3,111	3,947	4,586	5,219	6,247	5,774
With MAV70 Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.644	$16.406	$12.781	$10.760	$11.789	$11.187	$8.697	$15.368	$15.304	$12.805
Accumulation Unit Value at end of period	$14.354	$15.644	$16.406	$12.781	$10.760	$11.789	$11.187	$8.697	$15.368	$15.304
Number of Accumulation Units outstanding at end of period (in thousands)	390	476	584	859	1,127	1,447	1,820	2,242	2,470	2,313
With MAV/EPB Death Benefit and The Hartford's Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.543	$16.317	$12.724	$10.722	$11.760	$11.171	$8.693	$15.377	$15.328	$12.838
Accumulation Unit Value at end of period	$14.247	$15.543	$16.317	$12.724	$10.722	$11.760	$11.171	$8.693	$15.377	$15.328
Number of Accumulation Units outstanding at end of period (in thousands)	507	617	759	1,274	1,601	2,083	2,558	2,935	3,821	3,629
With MAV70 Death Benefit and The Hartford's Principal First (50 BPS)

73

Sub-Account	As of December 31,
	2015	2014	2013	2012	2011	2010	2009	2008	2007	2006
Accumulation Unit Value at beginning of period	$15.313	$16.083	$12.549	$10.580	$11.609	$11.033	$8.590	$15.202	$15.161	$12.705
Accumulation Unit Value at end of period	$14.029	$15.313	$16.083	$12.549	$10.580	$11.609	$11.033	$8.590	$15.202	$15.161
Number of Accumulation Units outstanding at end of period (in thousands)	438	523	693	932	1,238	1,605	2,084	2,739	4,496	5,686
With The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.464	$16.250	$12.685	$10.700	$11.747	$11.170	$8.701	$—	$—	$—
Accumulation Unit Value at end of period	$14.161	$15.464	$16.250	$12.685	$10.700	$11.747	$11.170	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	371	421	488	424	386	254	105	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.256	$16.040	$12.527	$10.572	$11.612	$11.047	$8.610	$15.252	$15.227	$12.772
Accumulation Unit Value at end of period	$13.963	$15.256	$16.040	$12.527	$10.572	$11.612	$11.047	$8.610	$15.252	$15.227
Number of Accumulation Units outstanding at end of period (in thousands)	380	479	661	1,012	1,352	1,702	2,090	2,477	2,847	3,021
With MAV70 Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.850	$15.636	$12.230	$10.337	$11.371	$10.834	$8.456	$—	$—	$—
Accumulation Unit Value at end of period	$13.571	$14.850	$15.636	$12.230	$10.337	$11.371	$10.834	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	36	38	49	68	85	89	139	—	—	—
With MAV/EPB Death Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.662	$15.453	$12.099	$10.236	$11.272	$10.750	$8.399	$—	$—	$—
Accumulation Unit Value at end of period	$13.385	$14.662	$15.453	$12.099	$10.236	$11.272	$10.750	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	279	329	347	310	335	216	82	—	—	—
(a) Inception date March 26, 2015.

SA-1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To The Contract Owners of Hartford Life and Annuity Insurance Company Separate Account Seven and the Board of Directors of Hartford Life and Annuity Insurance Company
We have audited the accompanying statements of assets and liabilities as of December 31, 2015, and the related statements of operations for each of the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended for each of the following individual Sub-Accounts comprising Hartford Life and Annuity Insurance Company Separate Account Seven (the “Account”):

American Century VP Value Fund	BlackRock Global Allocation V.I. Fund
American Century VP Growth Fund	BlackRock Global Opportunities V.I. Fund
AB VPS Balanced Wealth Strategy Portfolio (Formerly AllianceBernstein VPS Balanced Wealth Strategy Portfolio)	BlackRock Large Cap Growth V.I. Fund
AB VPS International Value Portfolio (Formerly AllianceBernstein VPS International Value Portfolio)	BlackRock Equity Dividend V.I. Fund
AB VPS Small/Mid Cap Value Portfolio (Formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio)	UIF Core Plus Fixed Income Portfolio
AB VPS Value Portfolio (Formerly AllianceBernstein VPS Value Portfolio)	UIF Growth Portfolio
AB VPS International Growth Portfolio (Formerly AllianceBernstein VPS International Growth Portfolio)	UIF Mid Cap Growth Portfolio
Invesco V.I. Value Opportunities Fund	Invesco V.I. American Value Fund
Invesco V.I. Core Equity Fund	Morgan Stanley Mid Cap Growth Portfolio
Invesco V.I. Government Securities Fund	BlackRock Capital Appreciation V.I. Fund
Invesco V.I. International Growth Fund	Oppenheimer Capital Appreciation Fund/VA
Invesco V.I. Mid Cap Core Equity Fund	Oppenheimer Global Fund/VA
Invesco V.I. Small Cap Equity Fund	Oppenheimer Main Street Fund®/VA
Invesco V.I. Balanced Risk Allocation Fund	Oppenheimer Main Street Small Cap Fund/VA
Invesco V.I. Diversified Dividend Fund	Oppenheimer Equity Income Fund/VA
Invesco V.I. Money Market Fund	Putnam VT Diversified Income Fund
American Century VP Mid Cap Value Fund	Putnam VT Global Asset Allocation Fund
American Funds Global Bond Fund	Putnam VT International Value Fund
American Funds Global Growth and Income Fund	Putnam VT International Equity Fund
American Funds Asset Allocation Fund	Putnam VT Investors Fund
American Funds Blue Chip Income and Growth Fund	Putnam VT Small Cap Value Fund
American Funds Bond Fund	Putnam VT Voyager Fund
American Funds Global Growth Fund	Putnam VT Equity Income Fund
American Funds Growth Fund	PIMCO All Asset Fund
American Funds Growth-Income Fund	PIMCO Global Dividend Portfolio (Formerly PIMCO EqS Pathfinder Fund®)
American Funds International Fund	PIMCO Global Multi-Asset Managed Allocation Portfolio
American Funds New World Fund	Jennison 20/20 Focus Fund
American Funds Global Small Capitalization Fund	Jennison Fund
Wells Fargo VT Omega Growth Fund (Formerly Wells Fargo Advantage VT Omega Growth Fund)	Prudential Value Portfolio
Fidelity® VIP Growth Portfolio	Invesco V.I. Growth and Income Fund
Fidelity® VIP Contrafund® Portfolio	Invesco V.I. Comstock Fund
Fidelity® VIP Mid Cap Portfolio	Invesco V.I. American Franchise Fund
Fidelity® VIP Value Strategies Portfolio	Invesco V.I. Mid Cap Growth Fund
Fidelity® VIP Dynamic Capital Appreciation Portfolio	Wells Fargo VT Index Asset Allocation Fund (Formerly Wells Fargo Advantage VT Index Asset Allocation Fund)
Fidelity® VIP Strategic Income Portfolio	Wells Fargo VT Total Return Bond Fund (Formerly Wells Fargo Advantage VT Total Return Bond Fund)
Franklin Rising Dividends VIP Fund	Wells Fargo VT Intrinsic Value Fund (Formerly Wells Fargo Advantage VT Intrinsic Value Fund)
Franklin Income VIP Fund	Wells Fargo VT International Equity Fund (Formerly Wells Fargo Advantage VT International Equity Fund)
Franklin Large Cap Growth VIP Fund	Wells Fargo VT Small Cap Growth Fund (Formerly Wells Fargo Advantage VT Small Cap Growth Fund)
Franklin Global Real Estate VIP Fund	Wells Fargo VT Discovery Fund (Formerly Wells Fargo Advantage VT Discovery Fund)
Franklin Small-Mid Cap Growth VIP Fund	Wells Fargo VT Small Cap Value Fund (Formerly Wells Fargo Advantage VT Small Cap Value Fund)
Franklin Small Cap Value VIP Fund	Wells Fargo VT Opportunity Fund (Formerly Wells Fargo Advantage VT Opportunity Fund)
Franklin Strategic Income VIP Fund	HIMCO VIT Index Fund
Franklin Mutual Shares VIP Fund	HIMCO VIT Portfolio Diversifier Fund
Templeton Developing Markets VIP Fund	HIMCO VIT American Funds Asset Allocation Fund
Templeton Foreign VIP Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund
Templeton Growth VIP Fund	HIMCO VIT American Funds Bond Fund
Franklin Mutual Global Discovery VIP Fund	HIMCO VIT American Funds Global Bond Fund
Franklin Flex Cap Growth VIP Fund	HIMCO VIT American Funds Global Growth and Income Fund
Templeton Global Bond VIP Fund	HIMCO VIT American Funds Global Growth Fund
Hartford Balanced HLS Fund	HIMCO VIT American Funds Global Small Capitalization Fund
Hartford Total Return Bond HLS Fund	HIMCO VIT American Funds Growth Fund
Hartford Capital Appreciation HLS Fund	HIMCO VIT American Funds Growth-Income Fund
Hartford Dividend and Growth HLS Fund	HIMCO VIT American Funds International Fund
Hartford Global Growth HLS Fund	HIMCO VIT American Funds New World Fund
Hartford Disciplined Equity HLS Fund	MFS Core Equity Portfolio (Merged with MFS® Core Equity Fund)
Hartford Growth Opportunities HLS Fund	MFS® Massachusetts Investors Growth Stock Portfolio (Merged with MFS® Investors Growth Stock Fund)
Hartford High Yield HLS Fund	MFS® Research International Portfolio (Merged with MFS® Research International Fund)
Hartford International Opportunities HLS Fund	Franklin Large Cap Value VIP Fund
Hartford Small/Mid Cap Equity HLS Fund	Hartford Global Research HLS Fund (merged with Hartford Global Growth HLS Fund)
Hartford Ultrashort Bond HLS Fund	Hartford Growth HLS Fund (merged with Hartford Growth Opportunities HLS Fund)
Hartford Small Company HLS Fund	Hartford Index HLS Fund (merged with HIMCO VIT Index Fund)
Hartford SmallCap Growth HLS Fund	American Funds Asset Allocation HLS Fund (merged with HIMCO VIT American Funds Asset Allocation Fund)
Hartford Stock HLS Fund	American Funds Blue Chip Income and Growth HLS Fund (merged with HIMCO VIT American Funds Blue Chip Income and Growth Fund)
Hartford U.S. Government Securities HLS Fund	American Funds Bond HLS Fund (merged with HIMCO VIT American Funds Bond Fund)
Hartford Value HLS Fund	American Funds Global Bond HLS Fund (merged with HIMCO VIT American Funds Global Bond Fund)
Lord Abbett Fundamental Equity Fund	American Funds Global Growth and Income HLS Fund (merged with HIMCO VIT American Funds Global Growth and Income Fund)
Lord Abbett Calibrated Dividend Growth Fund	American Funds Global Growth HLS Fund (merged with HIMCO VIT American Funds Global Growth Fund)
Lord Abbett Bond Debenture Fund	American Funds Global Small Capitalization HLS Fund (merged with HIMCO VIT American Funds Global Small Capitalization Fund)
Lord Abbett Growth and Income Fund	American Funds Growth HLS Fund (merged with HIMCO VIT American Funds Growth Fund)
American Funds Growth-Income HLS Fund (merged with HIMCO VIT American Funds Growth-Income Fund)
MFS® Growth Fund	American Funds International HLS Fund (merged with HIMCO VIT American Funds International Fund)
MFS® Global Equity Fund	American Funds New World HLS Fund (merged with HIMCO VIT American Funds New World Fund)
Hartford Portfolio Diversifier HLS Fund (merged with HIMCO VIT Portfolio Diversifier Fund)
MFS® Investors Trust Fund
MFS® Mid Cap Growth Fund
MFS® New Discovery Fund
MFS® Total Return Fund
MFS® Value Fund
MFS® Total Return Bond Series (Formerly MFS® Research Bond Fund)

MFS® Research Fund
MFS® High Yield Portfolio

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2015, by correspondence with the fund managers; when replies were not received from fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts above as of December 31, 2015, the results of their operations for each of the periods then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Hartford, CT
April 20, 2016

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2015

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)	Sub-Account (5)	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	18,074,479	18,382,326	11,933,197	980,991	2,784,609	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	7,576,704	2,290,769	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	43,215,961	113,860,553	241,730,740
class S2	—	—	—	—	—	—	—	—	7,257,300	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	7,576,704	2,290,769	18,074,479	18,382,326	11,933,197	980,991	2,784,609	43,215,961	121,117,853	241,730,740
Due from Sponsor Company	—	1	—	—	356	—	—	—	—	—
Receivable for fund shares sold	197	—	774	35,067	—	44	37,917	27,920	75,492	194,752
Other assets	—	—	—	—	—	—	1	—	—	15
Total assets	7,576,901	2,290,770	18,075,253	18,417,393	11,933,553	981,035	2,822,527	43,243,881	121,193,345	241,925,507

Liabilities:
Due to Sponsor Company	197	—	774	35,067	—	44	37,917	27,920	75,492	194,752
Payable for fund shares purchased	—	1	—	—	356	—	—	—	—	—
Other liabilities	1	—	3	2	—	—	—	2	1	—
Total liabilities	198	1	777	35,069	356	44	37,917	27,922	75,493	194,752

Net assets:
For contract liabilities	$7,576,703	$2,290,769	$18,074,476	$18,382,324	$11,933,197	$980,991	$2,784,610	$43,215,959	$121,117,852	$241,730,755

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	18,074,476	18,382,324	11,933,197	980,991	2,784,610	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	7,576,703	2,290,769	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	43,215,959	113,860,552	241,730,755
class S2	—	—	—	—	—	—	—	—	7,257,300	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$7,576,703	$2,290,769	$18,074,476	$18,382,324	$11,933,197	$980,991	$2,784,610	$43,215,959	$121,117,852	$241,730,755

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	1,662,786	1,370,792	695,813	70,071	151,420	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	855,158	179,527	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	5,526,338	3,364,674	20,983,571
class S2	—	—	—	—	—	—	—	—	217,284	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	855,158	179,527	1,662,786	1,370,792	695,813	70,071	151,420	5,526,338	3,581,958	20,983,571

Cost	$6,114,504	$2,062,017	$18,285,970	$18,201,172	$12,499,598	$860,821	$2,622,858	$48,821,331	$108,014,555	$253,690,917

Deferred contracts in the accumulation period:
Units owned by participants #	487,884	155,353	1,389,114	2,488,074	674,245	78,879	321,941	30,133,404	7,577,503	181,551,969
Minimum unit fair value #*	$15.115798	$14.496026	$11.685839	$6.474516	$14.972700	$11.258625	$7.541632	$1.290019	$12.564221	$1.188970
Maximum unit fair value #*	$15.857703	$15.188202	$18.014711	$14.385389	$27.198947	$18.532137	$15.144891	$19.880865	$19.168832	$10.210960
Contract liability	$7,576,703	$2,290,769	$18,074,476	$18,338,008	$11,926,501	$980,991	$2,783,856	$42,734,717	$120,359,523	$239,719,374

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	3,250	395	—	91	327,331	46,303	1,474,711
Minimum unit fair value #*	$—	$—	$—	$13.635361	$16.963961	$—	$8.284833	$1.447151	$16.096745	$1.333848
Maximum unit fair value #*	$—	$—	$—	$13.635361	$16.963961	$—	$8.284833	$1.610762	$17.649882	$1.484558
Contract liability	$—	$—	$—	$44,316	$6,696	$—	$754	$481,242	$758,329	$2,011,381

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(1) Formerly AllianceBernstein VPS Balanced Wealth Strategy Portfolio. Change effective May 1, 2015.
(2) Formerly AllianceBernstein VPS International Value Portfolio. Change effective May 1, 2015.
(3) Formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio. Change effective May 1, 2015.
(4) Formerly AllianceBernstein VPS Value Portfolio. Change effective May 1, 2015.
(5) Formerly AllianceBernstein VPS International Growth Portfolio. Change effective May 1, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	83,353,315	182,895,710	662,185,770
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	716,584	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	84,017,008	115,184,322	60,068,362	—	—	157,936,763	—	—	—	—
class S2	47,592,257	1,709,225	17,284,852	11,957,045	234,167	2,833,785	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	131,609,265	116,893,547	77,353,214	11,957,045	234,167	160,770,548	716,584	83,353,315	182,895,710	662,185,770
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	74,174	60,786	58,361	501	12	285,494	18	56,528	65,498	315,346
Other assets	9	4	—	1	—	—	—	—	—	—
Total assets	131,683,448	116,954,337	77,411,575	11,957,547	234,179	161,056,042	716,602	83,409,843	182,961,208	662,501,116

Liabilities:
Due to Sponsor Company	74,174	60,786	58,361	501	12	285,494	18	56,528	65,498	315,346
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	1	—	—	1	—	3	3	3
Total liabilities	74,174	60,786	58,362	501	12	285,495	18	56,531	65,501	315,349

Net assets:
For contract liabilities	$131,609,274	$116,893,551	$77,353,213	$11,957,046	$234,167	$160,770,547	$716,584	$83,353,312	$182,895,707	$662,185,767

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	83,353,312	182,895,707	662,185,767
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	716,584	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	84,017,016	115,184,325	60,068,362	—	—	157,936,763	—	—	—	—
class S2	47,592,258	1,709,226	17,284,851	11,957,046	234,167	2,833,784	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$131,609,274	$116,893,551	$77,353,213	$11,957,046	$234,167	$160,770,547	$716,584	$83,353,312	$182,895,707	$662,185,767

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	7,626,104	14,833,391	32,380,722
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	38,945	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	2,508,719	9,503,657	3,405,236	—	—	157,936,763	—	—	—	—
class S2	1,440,444	143,512	1,019,154	1,186,215	10,111	2,833,785	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	3,949,163	9,647,169	4,424,390	1,186,215	10,111	160,770,548	38,945	7,626,104	14,833,391	32,380,722

Cost	$112,243,327	$120,975,643	$79,513,218	$13,853,279	$184,518	$160,770,548	$671,026	$86,983,602	$165,751,187	$534,933,910

Deferred contracts in the accumulation period:
Units owned by participants #	39,644,744	52,618,791	3,984,551	1,022,773	14,746	16,758,418	44,291	6,953,561	13,057,814	35,046,170
Minimum unit fair value #*	$2.069189	$1.947140	$13.819652	$11.029509	$15.408296	$9.316811	$15.720890	$9.799273	$12.724581	$16.763690
Maximum unit fair value #*	$18.070243	$17.952080	$22.785812	$12.255624	$16.281129	$9.875737	$16.675655	$12.992812	$19.628353	$22.401690
Contract liability	$131,319,551	$116,065,327	$77,218,715	$11,957,046	$234,167	$160,150,370	$716,584	$82,839,373	$182,146,862	$654,401,877

Contracts in payout (annuitization) period:
Units owned by participants #	110,148	365,327	6,635	—	—	64,375	—	42,052	53,172	401,041
Minimum unit fair value #*	$2.321184	$2.168764	$13.819652	$—	$—	$9.561217	$—	$9.799273	$13.755881	$18.302892
Maximum unit fair value #*	$16.316895	$12.527368	$22.785812	$—	$—	$9.685800	$—	$12.992812	$15.016349	$22.401690
Contract liability	$289,723	$828,224	$134,498	$—	$—	$620,177	$—	$513,939	$748,845	$7,783,890

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (6)	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	412,227,608	636,445,613	243,330,243	1,343,454,110	1,343,073,282	322,137,948	113,909,236	148,360,652	862,510	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	6,307,596
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	412,227,608	636,445,613	243,330,243	1,343,454,110	1,343,073,282	322,137,948	113,909,236	148,360,652	862,510	6,307,596
Due from Sponsor Company	—	—	3,214	—	—	—	—	—	—	—
Receivable for fund shares sold	100,599	275,512	—	789,315	623,938	157,248	31,547	49,050	84	440
Other assets	24	1	—	—	—	2	—	3	1	4
Total assets	412,328,231	636,721,126	243,333,457	1,344,243,425	1,343,697,220	322,295,198	113,940,783	148,409,705	862,595	6,308,040

Liabilities:
Due to Sponsor Company	100,599	275,512	—	789,315	623,938	157,248	31,547	49,050	84	440
Payable for fund shares purchased	—	—	3,214	—	—	—	—	—	—	—
Other liabilities	—	—	3	6	15	—	—	—	—	—
Total liabilities	100,599	275,512	3,217	789,321	623,953	157,248	31,547	49,050	84	440

Net assets:
For contract liabilities	$412,227,632	$636,445,614	$243,330,240	$1,343,454,104	$1,343,073,267	$322,137,950	$113,909,236	$148,360,655	$862,511	$6,307,600

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	412,227,632	636,445,614	243,330,240	1,343,454,104	1,343,073,267	322,137,950	113,909,236	148,360,655	862,511	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	6,307,600
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$412,227,632	$636,445,614	$243,330,240	$1,343,454,104	$1,343,073,267	$322,137,950	$113,909,236	$148,360,655	$862,511	$6,307,600

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	32,951,847	60,155,540	9,290,960	19,847,158	29,819,567	17,876,690	6,088,147	6,207,559	38,266	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	97,025
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	32,951,847	60,155,540	9,290,960	19,847,158	29,819,567	17,876,690	6,088,147	6,207,559	38,266	97,025

Cost	$336,349,141	$648,677,376	$191,373,279	$1,129,065,523	$1,112,142,429	$309,755,718	$106,822,266	$120,384,194	$918,639	$4,964,387

Deferred contracts in the accumulation period:
Units owned by participants #	251,751,297	41,426,122	11,589,547	73,597,424	66,812,250	21,817,125	4,705,359	6,918,434	44,465	396,131
Minimum unit fair value #*	$1.432884	$11.775228	$15.068963	$13.418454	$17.673324	$10.508830	$14.204159	$16.245110	$18.541240	$14.246137
Maximum unit fair value #*	$22.498131	$17.419959	$26.256763	$24.946652	$24.358516	$18.244928	$29.705123	$26.969811	$19.740818	$26.372336
Contract liability	$408,098,959	$632,077,262	$240,927,163	$1,333,749,659	$1,329,111,474	$320,263,614	$113,499,262	$147,588,044	$846,765	$6,307,600

Contracts in payout (annuitization) period:
Units owned by participants #	2,490,376	281,463	107,624	505,897	670,835	119,465	15,549	33,911	813	—
Minimum unit fair value #*	$1.597060	$14.765618	$18.478896	$15.037922	$19.296182	$12.930989	$23.780261	$18.513663	$19.367739	$—
Maximum unit fair value #*	$1.793351	$17.419959	$26.256763	$24.946652	$24.358516	$17.917229	$29.518402	$26.264423	$19.367739	$—
Contract liability	$4,128,673	$4,368,352	$2,403,077	$9,704,445	$13,961,793	$1,874,336	$409,974	$772,611	$15,746	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(6) Formerly Wells Fargo Advantage VT Omega Growth Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	405,288,214	616,081,766	72,753,063	6,008,853	147,162,894
class 4	—	—	—	—	—	8,735,058	100,710,055	—	—	10,289,420
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	71,037,540	51,691,749	3,176,777	4,032,502	1,080,696	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	71,037,540	51,691,749	3,176,777	4,032,502	1,080,696	414,023,272	716,791,821	72,753,063	6,008,853	157,452,314
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	42,469	486	156	230	25	320,945	452,840	56,413	952	147,837
Other assets	—	2	—	—	—	—	—	—	—	—
Total assets	71,080,009	51,692,237	3,176,933	4,032,732	1,080,721	414,344,217	717,244,661	72,809,476	6,009,805	157,600,151

Liabilities:
Due to Sponsor Company	42,469	486	156	230	25	320,945	452,840	56,413	952	147,837
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	3	10	1	1	2
Total liabilities	42,469	486	156	230	25	320,948	452,850	56,414	953	147,839

Net assets:
For contract liabilities	$71,037,540	$51,691,751	$3,176,777	$4,032,502	$1,080,696	$414,023,269	$716,791,811	$72,753,062	$6,008,852	$157,452,312

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	405,288,210	616,081,758	72,753,062	6,008,852	147,162,889
class 4	—	—	—	—	—	8,735,059	100,710,053	—	—	10,289,423
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	71,037,540	51,691,751	3,176,777	4,032,502	1,080,696	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$71,037,540	$51,691,751	$3,176,777	$4,032,502	$1,080,696	$414,023,269	$716,791,811	$72,753,062	$6,008,852	$157,452,312

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	16,395,154	43,386,040	4,021,728	387,168	8,318,988
class 4	—	—	—	—	—	352,078	6,950,314	—	—	564,422
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	2,135,825	1,623,995	216,993	321,059	102,728	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	2,135,825	1,623,995	216,993	321,059	102,728	16,747,232	50,336,354	4,021,728	387,168	8,883,410

Cost	$54,538,969	$44,911,823	$2,368,784	$3,804,503	$1,177,279	$338,631,985	$754,355,116	$69,512,650	$6,263,792	$181,898,194

Deferred contracts in the accumulation period:
Units owned by participants #	4,225,131	3,236,784	204,157	234,125	84,222	19,524,725	40,444,165	4,293,979	266,323	10,384,326
Minimum unit fair value #*	$13.867501	$13.911551	$14.016179	$15.720335	$10.825956	$15.661378	$11.694345	$15.486753	$17.701964	$10.475364
Maximum unit fair value #*	$24.168597	$24.598767	$29.817398	$26.444221	$13.927036	$24.334626	$21.767562	$20.713156	$28.919703	$25.129121
Contract liability	$70,866,908	$51,677,942	$3,176,777	$4,032,502	$1,080,696	$411,784,013	$710,389,149	$72,376,439	$5,921,761	$156,537,431

Contracts in payout (annuitization) period:
Units owned by participants #	9,035	900	—	—	—	102,616	331,262	21,256	3,772	54,518
Minimum unit fair value #*	$14.822883	$15.343557	$—	$—	$—	$21.438509	$12.897846	$17.336627	$20.450884	$11.836928
Maximum unit fair value #*	$23.397616	$15.343557	$—	$—	$—	$24.334626	$21.036534	$19.208827	$23.424914	$21.763726
Contract liability	$170,632	$13,809	$—	$—	$—	$2,239,256	$6,402,662	$376,623	$87,091	$914,881

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$264,476,869	$—	$37,269,176	$—	$—	$—	$—	$—	$—
class 2	32,640,186	14,655,589	474,047,456	120,143	178,313,466	182,135,095	216,974,971	25,898,242	5,171,213	—
class 4	17,572,634	68,715,109	95,564,414	5,309,875	31,343,733	34,036,783	32,473,939	3,665,825	57,671,575	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	15,451,067
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	50,212,820	347,847,567	569,611,870	42,699,194	209,657,199	216,171,878	249,448,910	29,564,067	62,842,788	15,451,067
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	35,277	320,162	294,794	7,802	167,450	217,147	245,509	2,038	52,813	10,281
Other assets	—	—	—	—	5	2	3	—	—	—
Total assets	50,248,097	348,167,729	569,906,664	42,706,996	209,824,654	216,389,027	249,694,422	29,566,105	62,895,601	15,461,348

Liabilities:
Due to Sponsor Company	35,277	320,162	294,794	7,802	167,450	217,147	245,509	2,038	52,813	10,281
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	5	—	2	—	—	—	—	4	—	2
Total liabilities	35,282	320,162	294,796	7,802	167,450	217,147	245,509	2,042	52,813	10,283

Net assets:
For contract liabilities	$50,212,815	$347,847,567	$569,611,868	$42,699,194	$209,657,204	$216,171,880	$249,448,913	$29,564,063	$62,842,788	$15,451,065

Contract Liabilities:
class 1	$—	$264,476,868	$—	$37,269,175	$—	$—	$—	$—	$—	$—
class 2	32,640,183	14,655,587	474,047,454	120,143	178,313,471	182,135,096	216,974,973	25,898,237	5,171,213	—
class 4	17,572,632	68,715,112	95,564,414	5,309,876	31,343,733	34,036,784	32,473,940	3,665,826	57,671,575	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	15,451,065
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$50,212,815	$347,847,567	$569,611,868	$42,699,194	$209,657,204	$216,171,880	$249,448,913	$29,564,063	$62,842,788	$15,451,065

Shares:
class 1	—	25,068,898	—	5,850,734	—	—	—	—	—	—
class 2	1,846,164	1,435,415	24,689,972	19,010	13,508,596	13,673,806	11,201,599	3,652,785	327,292	—
class 4	978,432	6,581,907	4,946,398	837,520	2,358,445	2,532,499	1,651,777	531,279	3,564,374	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	580,431
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	2,824,596	33,086,220	29,636,370	6,707,264	15,867,041	16,206,305	12,853,376	4,184,064	3,891,666	580,431

Cost	$51,906,435	$395,496,786	$490,079,404	$59,061,124	$223,128,403	$198,003,933	$251,735,602	$40,522,347	$69,931,246	$13,097,551

Deferred contracts in the accumulation period:
Units owned by participants #	3,641,507	19,807,469	31,129,070	3,070,658	17,191,150	15,133,321	10,541,540	1,788,471	4,710,176	1,065,609
Minimum unit fair value #*	$12.060629	$10.910401	$11.470656	$5.930693	$8.522120	$9.886032	$12.336647	$14.694592	$10.344484	$13.332084
Maximum unit fair value #*	$22.760539	$23.574221	$24.690138	$19.610597	$15.357842	$17.938384	$30.585518	$21.778839	$14.630026	$20.739516
Contract liability	$50,101,367	$345,202,945	$566,336,650	$42,576,093	$208,384,430	$214,962,169	$248,390,936	$29,543,890	$62,727,205	$15,451,065

Contracts in payout (annuitization) period:
Units owned by participants #	8,552	127,719	160,674	7,098	97,800	78,992	38,964	1,189	8,325	—
Minimum unit fair value #*	$12.940456	$10.925200	$19.065300	$15.292176	$9.073748	$14.788608	$17.503562	$16.781173	$13.730112	$—
Maximum unit fair value #*	$13.769814	$23.574221	$24.690138	$19.487393	$15.065320	$17.869700	$30.585518	$17.429946	$14.394111	$—
Contract liability	$111,448	$2,644,622	$3,275,218	$123,101	$1,272,774	$1,209,711	$1,057,977	$20,173	$115,583	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	470,163,192	402,836,776	294,749,887	4,305,405	78,526,535	124,111,433	27,417,002	28,394,476	5,528,895	194,117,969
class IB	6,964,553	14,256,593	14,126,698	403,973	396,197	2,932,347	1,644,360	7,544,019	—	2,678,826
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	477,127,745	417,093,369	308,876,585	4,709,378	78,922,732	127,043,780	29,061,362	35,938,495	5,528,895	196,796,795
Due from Sponsor Company	—	—	—	—	4,084	—	—	—	—	—
Receivable for fund shares sold	206,008	370,706	171,522	29,362	—	51,366	11,654	7,805	13,183	226,115
Other assets	2	—	—	1	—	1	—	—	—	32
Total assets	477,333,755	417,464,075	309,048,107	4,738,741	78,926,816	127,095,147	29,073,016	35,946,300	5,542,078	197,022,942

Liabilities:
Due to Sponsor Company	206,008	370,706	171,522	29,362	—	51,366	11,654	7,805	13,183	226,115
Payable for fund shares purchased	—	—	—	—	4,084	—	—	—	—	—
Other liabilities	—	1	4	—	2	—	—	2	—	—
Total liabilities	206,008	370,707	171,526	29,362	4,086	51,366	11,654	7,807	13,183	226,115

Net assets:
For contract liabilities	$477,127,747	$417,093,368	$308,876,581	$4,709,379	$78,922,730	$127,043,781	$29,061,362	$35,938,493	$5,528,895	$196,796,827

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	470,163,192	402,836,775	294,749,882	4,305,405	78,526,533	124,111,433	27,417,002	28,394,472	5,528,895	194,118,001
class IB	6,964,555	14,256,593	14,126,699	403,974	396,197	2,932,348	1,644,360	7,544,021	—	2,678,826
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$477,127,747	$417,093,368	$308,876,581	$4,709,379	$78,922,730	$127,043,781	$29,061,362	$35,938,493	$5,528,895	$196,796,827

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	43,015,846	9,064,734	13,343,137	176,523	5,040,214	3,560,282	3,631,391	2,001,020	742,134	19,431,228
class IB	640,713	324,530	641,539	16,700	25,627	86,859	221,314	525,350	—	268,689
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	43,656,559	9,389,264	13,984,676	193,223	5,065,841	3,647,141	3,852,705	2,526,370	742,134	19,699,917

Cost	$476,874,788	$367,461,933	$273,735,599	$4,156,468	$66,243,863	$105,515,986	$32,489,838	$31,714,654	$6,313,756	$197,073,353

Deferred contracts in the accumulation period:
Units owned by participants #	39,372,442	28,143,785	19,336,320	330,750	4,310,176	7,230,963	1,918,000	3,236,623	346,098	159,535,648
Minimum unit fair value #*	$10.922682	$13.017736	$14.231939	$11.466161	$16.325978	$15.339044	$11.197270	$9.765303	$14.371908	$0.864248
Maximum unit fair value #*	$13.652034	$25.237381	$22.847762	$24.588210	$26.998791	$28.973212	$20.448800	$18.126436	$27.103520	$9.824980
Contract liability	$477,094,250	$416,953,241	$308,639,395	$4,709,379	$78,875,887	$127,032,372	$29,061,362	$35,894,048	$5,518,351	$194,829,454

Contracts in payout (annuitization) period:
Units owned by participants #	2,727	9,594	14,985	—	1,765	600	—	2,634	660	1,889,357
Minimum unit fair value #*	$12.221198	$14.357927	$15.696810	$—	$26.543868	$19.028993	$—	$16.874218	$15.976238	$0.972163
Maximum unit fair value #*	$12.610248	$14.815233	$16.196625	$—	$26.543868	$19.028993	$—	$16.874218	$15.976238	$9.524511
Contract liability	$33,497	$140,127	$237,186	$—	$46,843	$11,409	$—	$44,445	$10,544	$1,967,373

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	11,294,111	7,438,316	2,042,477	22,614,547	11,802,344	—	—	—	—	—
class IB	—	—	—	1,550,063	4,581,003	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	125,421,540
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	15,318,452
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	12,415,391	13,043,352	36,709,514	7,622,510	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	11,294,111	7,438,316	2,042,477	24,164,610	16,383,347	12,415,391	13,043,352	36,709,514	7,622,510	140,739,992
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	6,803
Receivable for fund shares sold	715	8,685	87	21,807	562	247	498	8,975	298	—
Other assets	3	—	1	3	—	2	2	1	3	—
Total assets	11,294,829	7,447,001	2,042,565	24,186,420	16,383,909	12,415,640	13,043,852	36,718,490	7,622,811	140,746,795

Liabilities:
Due to Sponsor Company	715	8,685	87	21,807	562	247	498	8,975	298	—
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	6,803
Other liabilities	—	—	—	—	—	—	—	—	—	1
Total liabilities	715	8,685	87	21,807	562	247	498	8,975	298	6,804

Net assets:
For contract liabilities	$11,294,114	$7,438,316	$2,042,478	$24,164,613	$16,383,347	$12,415,393	$13,043,354	$36,709,515	$7,622,513	$140,739,991

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	11,294,114	7,438,316	2,042,478	22,614,550	11,802,344	—	—	—	—	—
class IB	—	—	—	1,550,063	4,581,003	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	125,421,540
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	15,318,451
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	12,415,393	13,043,354	36,709,515	7,622,513	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$11,294,114	$7,438,316	$2,042,478	$24,164,613	$16,383,347	$12,415,393	$13,043,354	$36,709,515	$7,622,513	$140,739,991

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	644,641	298,368	31,889	2,187,093	757,532	—	—	—	—	—
class IB	—	—	—	150,200	294,220	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	3,122,269
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	391,876
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	762,616	959,070	3,295,289	236,650	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	644,641	298,368	31,889	2,337,293	1,051,752	762,616	959,070	3,295,289	236,650	3,514,145

Cost	$13,178,304	$7,715,009	$1,657,237	$24,518,634	$12,546,808	$14,021,385	$13,699,493	$37,711,174	$5,765,404	$116,285,135

Deferred contracts in the accumulation period:
Units owned by participants #	708,091	349,339	127,336	2,338,946	1,049,254	749,744	817,855	2,454,625	560,989	10,024,171
Minimum unit fair value #*	$14.143337	$19.359825	$14.521924	$9.578648	$13.736636	$14.200405	$14.647573	$12.158148	$12.001412	$9.758613
Maximum unit fair value #*	$23.976686	$32.200886	$24.453397	$11.674274	$21.959894	$18.871612	$20.763661	$18.641362	$19.462965	$26.647455
Contract liability	$11,294,114	$7,432,123	$2,042,478	$24,158,800	$16,383,347	$12,415,393	$13,034,850	$36,589,200	$7,622,513	$140,450,856

Contracts in payout (annuitization) period:
Units owned by participants #	—	300	—	568	—	—	512	8,100	—	17,554
Minimum unit fair value #*	$—	$20.612449	$—	$10.238339	$—	$—	$16.602197	$14.595606	$—	$10.878549
Maximum unit fair value #*	$—	$20.612449	$—	$10.238339	$—	$—	$16.602197	$15.059924	$—	$18.448475
Contract liability	$—	$6,193	$—	$5,813	$—	$—	$8,504	$120,315	$—	$289,135

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	4,989,616
class INIT	18,594,349	137,655,135	52,127,832	86,576,846	399,899,238	151,596,382	401,673,891	22,014,369	87,891,765	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	2,805,837	—	1,110,888	38,573,565	116,585,138	159,494,983	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	18,594,349	140,460,972	52,127,832	87,687,734	438,472,803	268,181,520	561,168,874	22,014,369	87,891,765	4,989,616
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	46,131	134,657	2,067	77,776	307,120	65,862	171,778	1,380	63,643	150
Other assets	—	3	—	1	—	5	5	2	—	—
Total assets	18,640,480	140,595,632	52,129,899	87,765,511	438,779,923	268,247,387	561,340,657	22,015,751	87,955,408	4,989,766

Liabilities:
Due to Sponsor Company	46,131	134,657	2,067	77,776	307,120	65,862	171,778	1,380	63,643	150
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	2	—	1	—	3	—	—	—	1	—
Total liabilities	46,133	134,657	2,068	77,776	307,123	65,862	171,778	1,380	63,644	150

Net assets:
For contract liabilities	$18,594,347	$140,460,975	$52,127,831	$87,687,735	$438,472,800	$268,181,525	$561,168,879	$22,014,371	$87,891,764	$4,989,616

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	4,989,616
class INIT	18,594,347	137,655,136	52,127,831	86,576,847	399,899,235	151,596,387	401,673,895	22,014,371	87,891,764	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	2,805,839	—	1,110,888	38,573,565	116,585,138	159,494,984	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$18,594,347	$140,460,975	$52,127,831	$87,687,735	$438,472,800	$268,181,525	$561,168,879	$22,014,371	$87,891,764	$4,989,616

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	382,639
class INIT	1,011,112	5,178,899	6,349,310	5,589,209	17,694,656	8,243,414	30,897,991	825,126	16,186,329	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	106,686	—	76,878	1,732,865	6,434,058	12,480,046	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	1,011,112	5,285,585	6,349,310	5,666,087	19,427,521	14,677,472	43,378,037	825,126	16,186,329	382,639

Cost	$15,987,241	$111,115,115	$49,416,470	$90,567,051	$386,231,578	$210,524,621	$559,098,740	$19,467,296	$99,033,080	$5,582,066

Deferred contracts in the accumulation period:
Units owned by participants #	893,769	9,516,174	5,878,919	4,767,090	24,685,194	13,150,032	42,203,695	1,175,058	8,738,099	434,336
Minimum unit fair value #*	$17.637962	$13.278349	$7.858765	$12.677991	$12.413499	$14.058143	$10.853721	$16.898539	$9.703703	$11.263821
Maximum unit fair value #*	$25.589156	$21.981049	$26.829655	$28.589069	$22.405046	$28.070442	$14.643974	$22.132729	$10.190929	$11.948258
Contract liability	$18,405,775	$139,498,669	$51,741,124	$86,916,101	$434,278,247	$267,552,291	$560,482,202	$21,935,672	$86,763,144	$4,989,616

Contracts in payout (annuitization) period:
Units owned by participants #	8,552	61,826	42,454	37,002	222,017	26,311	51,283	4,062	112,763	—
Minimum unit fair value #*	$19.840763	$14.670334	$8.683895	$15.158970	$17.679011	$15.025769	$11.048744	$18.630215	$9.975626	$—
Maximum unit fair value #*	$25.589156	$18.541071	$9.668220	$26.149002	$22.405046	$28.070442	$14.643974	$20.317840	$10.190929	$—
Contract liability	$188,572	$962,306	$386,707	$771,634	$4,194,553	$629,234	$686,677	$78,699	$1,128,620	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(7) Formerly MFS® Research Bond Fund. Change effective April 30, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	UIF Core Plus Fixed Income Portfolio	UIF Growth Portfolio	UIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	Morgan Stanley Mid Cap Growth Portfolio	BlackRock Capital Appreciation V.I. Fund	Oppenheimer Capital Appreciation Fund/VA
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	228,574	666,209	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	638,396	2,332,820	11,541,796	—	—	—	—
class III	—	—	9,544,741	—	—	—	—	—	7,866,733	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	9,999,891	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	2,510,791
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	345,799	—	—
Total investments	228,574	666,209	9,544,741	638,396	2,332,820	11,541,796	9,999,891	345,799	7,866,733	2,510,791
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	12	34	277	32	125	322	11,944	26	243	350
Other assets	—	—	2	—	1	—	—	—	2	4
Total assets	228,586	666,243	9,545,020	638,428	2,332,946	11,542,118	10,011,835	345,825	7,866,978	2,511,145

Liabilities:
Due to Sponsor Company	12	34	277	32	125	322	11,944	26	243	350
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	—	—	—	—	—	—	1	—	—
Total liabilities	13	34	277	32	125	322	11,944	27	243	350

Net assets:
For contract liabilities	$228,573	$666,209	$9,544,743	$638,396	$2,332,821	$11,541,796	$9,999,891	$345,798	$7,866,735	$2,510,795

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	228,573	666,209	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	638,396	2,332,821	11,541,796	—	—	—	—
class III	—	—	9,544,743	—	—	—	—	—	7,866,735	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	9,999,891	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	2,510,795
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	345,798	—	—
Total contract liabilities	$228,573	$666,209	$9,544,743	$638,396	$2,332,821	$11,541,796	$9,999,891	$345,798	$7,866,735	$2,510,795

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	14,286	49,022	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	62,465	80,442	1,171,756	—	—	—	—
class III	—	—	951,619	—	—	—	—	—	892,932	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	643,080	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	45,817
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	11,682	—	—
Total shares	14,286	49,022	951,619	62,465	80,442	1,171,756	643,080	11,682	892,932	45,817

Cost	$161,732	$549,386	$9,022,623	$633,660	$2,146,952	$11,603,696	$9,323,083	$379,360	$7,950,117	$2,315,387

Deferred contracts in the accumulation period:
Units owned by participants #	13,907	37,503	641,856	61,649	155,219	757,510	620,172	24,422	520,018	165,209
Minimum unit fair value #*	$13.568091	$14.612422	$14.454091	$10.180099	$14.726161	$13.459669	$14.058086	$13.128552	$14.637837	$13.649612
Maximum unit fair value #*	$17.698587	$23.637915	$15.332222	$10.478496	$15.157585	$25.381048	$25.199355	$23.761362	$15.924481	$23.748194
Contract liability	$228,573	$610,904	$9,528,757	$638,396	$2,332,821	$11,541,796	$9,999,891	$345,798	$7,866,735	$2,510,795

Contracts in payout (annuitization) period:
Units owned by participants #	—	3,390	1,072	—	—	—	—	—	—	—
Minimum unit fair value #*	$—	$15.424747	$14.906608	$—	$—	$—	$—	$—	$—	$—
Maximum unit fair value #*	$—	$18.156627	$14.906608	$—	$—	$—	$—	$—	$—	$—
Contract liability	$—	$55,305	$15,986	$—	$—	$—	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Equity Income Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Investors Fund	Putnam VT Small Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	45,926,832	2,954,562	859,357	1,231,619	344,159	1,674,526
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	13,511,081	3,091,067	16,787,099	2,672,309	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	13,511,081	3,091,067	16,787,099	2,672,309	45,926,832	2,954,562	859,357	1,231,619	344,159	1,674,526
Due from Sponsor Company	—	—	—	—	11,454	—	—	—	—	—
Receivable for fund shares sold	638	19,580	24,937	467	—	136	41	60	9	76
Other assets	—	—	2	—	—	—	—	—	—	1
Total assets	13,511,719	3,110,647	16,812,038	2,672,776	45,938,286	2,954,698	859,398	1,231,679	344,168	1,674,603

Liabilities:
Due to Sponsor Company	638	19,580	24,937	467	—	136	41	60	9	76
Payable for fund shares purchased	—	—	—	—	11,454	—	—	—	—	—
Other liabilities	1	1	—	2	—	1	—	—	—	—
Total liabilities	639	19,581	24,937	469	11,454	137	41	60	9	76

Net assets:
For contract liabilities	$13,511,080	$3,091,066	$16,787,101	$2,672,307	$45,926,832	$2,954,561	$859,357	$1,231,619	$344,159	$1,674,527

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	45,926,832	2,954,561	859,357	1,231,619	344,159	1,674,527
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	13,511,080	3,091,066	16,787,101	2,672,307	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$13,511,080	$3,091,066	$16,787,101	$2,672,307	$45,926,832	$2,954,561	$859,357	$1,231,619	$344,159	$1,674,527

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	7,383,735	171,677	89,891	94,233	20,571	119,695
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	359,433	106,662	797,487	226,275	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	359,433	106,662	797,487	226,275	7,383,735	171,677	89,891	94,233	20,571	119,695

Cost	$11,070,543	$2,682,143	$14,524,115	$2,776,448	$50,428,415	$2,538,852	$845,611	$1,200,218	$291,634	$1,877,489

Deferred contracts in the accumulation period:
Units owned by participants #	930,508	191,683	932,091	212,228	3,526,202	203,461	99,011	126,444	16,715	107,914
Minimum unit fair value #*	$13.035232	$14.527932	$16.037303	$11.297861	$11.807440	$13.348768	$7.821858	$8.622036	$18.090983	$14.115548
Maximum unit fair value #*	$22.039850	$22.838072	$27.561067	$18.323449	$18.649858	$20.543155	$14.065519	$15.105370	$23.808151	$23.376194
Contract liability	$13,511,080	$3,091,066	$16,787,101	$2,672,307	$45,834,159	$2,954,561	$859,357	$1,192,734	$344,159	$1,671,627

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	—	7,117	—	—	4,203	—	193
Minimum unit fair value #*	$—	$—	$—	$—	$13.022281	$—	$—	$9.252407	$—	$15.029143
Maximum unit fair value #*	$—	$—	$—	$—	$13.022281	$—	$—	$9.252407	$—	$15.029143
Contract liability	$—	$—	$—	$—	$92,673	$—	$—	$38,885	$—	$2,900

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	Putnam VT Voyager Fund	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO Global Dividend Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund	Jennison Fund	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	1,455,947	6,700,887	643,030	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	8,755,266	1,605,533	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	531,844	45,100	335,941	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	29,857,148	1,702,453
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	8,755,266	1,605,533	1,455,947	6,700,887	643,030	531,844	45,100	335,941	29,857,148	1,702,453
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	223	34	47	205	24	29	3	17	2,077	105
Other assets	—	—	1	—	—	1	—	1	3	—
Total assets	8,755,489	1,605,567	1,455,995	6,701,092	643,054	531,874	45,103	335,959	29,859,228	1,702,558

Liabilities:
Due to Sponsor Company	223	34	47	205	24	29	3	17	2,077	105
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	2	—	—	400	—	—	—	—	—	1
Total liabilities	225	34	47	605	24	29	3	17	2,077	106

Net assets:
For contract liabilities	$8,755,264	$1,605,533	$1,455,948	$6,700,487	$643,030	$531,845	$45,100	$335,942	$29,857,151	$1,702,452

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	1,455,948	6,700,487	643,030	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	8,755,264	1,605,533	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	531,845	45,100	335,942	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	29,857,151	1,702,452
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$8,755,264	$1,605,533	$1,455,948	$6,700,487	$643,030	$531,845	$45,100	$335,942	$29,857,151	$1,702,452

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	158,427	709,840	56,505	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	200,258	74,503	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	23,378	1,021	13,888	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	1,525,659	97,227
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	200,258	74,503	158,427	709,840	56,505	23,378	1,021	13,888	1,525,659	97,227

Cost	$8,319,053	$1,303,058	$1,761,798	$7,725,125	$706,812	$280,294	$35,292	$259,569	$27,324,415	$1,405,321

Deferred contracts in the accumulation period:
Units owned by participants #	514,559	74,738	145,604	616,883	67,135	200,914	28,559	186,334	1,864,157	78,471
Minimum unit fair value #*	$14.331240	$17.820079	$9.873838	$10.621657	$9.523174	$1.931046	$1.579164	$1.561382	$13.472495	$19.863059
Maximum unit fair value #*	$21.144952	$22.967914	$10.473692	$11.156688	$10.002941	$22.106585	$1.579164	$19.820553	$23.204948	$22.644138
Contract liability	$8,755,264	$1,605,533	$1,455,948	$6,700,487	$643,030	$531,845	$45,100	$335,942	$29,820,069	$1,702,452

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	—	—	—	—	—	2,428	—
Minimum unit fair value #*	$—	$—	$—	$—	$—	$—	$—	$—	$15.270465	$—
Maximum unit fair value #*	$—	$—	$—	$—	$—	$—	$—	$—	$15.270465	$—
Contract liability	$—	$—	$—	$—	$—	$—	$—	$—	$37,082	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(8) Formerly PIMCO EqS Pathfinder Fund®. Change effective July 10, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT Total Return Bond Fund	Wells Fargo VT Intrinsic Value Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Small Cap Value Fund	Wells Fargo VT Opportunity Fund
	Sub-Account	Sub-Account	Sub-Account (9)	Sub-Account (10)	Sub-Account (11)	Sub-Account (12)	Sub-Account (13)	Sub-Account (14)	Sub-Account (15)	Sub-Account (16)

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	360,197	2,094,518	1,665,660	672,422	1,340,165	938,810	100,894	179,989
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	48,575,633	9,438,066	—	—	—	—	—	—	—	—
class S2	1,804,859	2,178,349	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	50,380,492	11,616,415	360,197	2,094,518	1,665,660	672,422	1,340,165	938,810	100,894	179,989
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	9,131	3,686	21	548	523	84	280	53	5	10
Other assets	—	—	—	5	—	1	—	—	—	—
Total assets	50,389,623	11,620,101	360,218	2,095,071	1,666,183	672,507	1,340,445	938,863	100,899	179,999

Liabilities:
Due to Sponsor Company	9,131	3,686	21	548	523	84	280	53	5	10
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	4	—	—	—	—	—	2	—	—	—
Total liabilities	9,135	3,686	21	548	523	84	282	53	5	10

Net assets:
For contract liabilities	$50,380,488	$11,616,415	$360,197	$2,094,523	$1,665,660	$672,423	$1,340,163	$938,810	$100,894	$179,989

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	360,197	2,094,523	1,665,660	672,423	1,340,163	938,810	100,894	179,989
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	48,575,632	9,438,066	—	—	—	—	—	—	—	—
class S2	1,804,856	2,178,349	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$50,380,488	$11,616,415	$360,197	$2,094,523	$1,665,660	$672,423	$1,340,163	$938,810	$100,894	$179,989

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	19,502	201,590	95,399	138,930	156,561	36,122	10,150	7,185
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	847,743	1,754,287	—	—	—	—	—	—	—	—
class S2	32,316	408,696	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	880,059	2,162,983	19,502	201,590	95,399	138,930	156,561	36,122	10,150	7,185

Cost	$37,045,943	$11,642,976	$268,183	$2,081,038	$1,512,583	$687,244	$1,410,227	$855,275	$119,022	$144,370

Deferred contracts in the accumulation period:
Units owned by participants #	3,259,992	832,219	171,439	1,272,356	801,465	53,235	505,338	38,016	7,202	10,027
Minimum unit fair value #*	$14.194664	$13.395594	$1.787696	$1.394291	$1.550661	$12.173375	$2.033313	$22.426308	$13.096827	$17.065145
Maximum unit fair value #*	$16.242854	$14.493391	$19.772457	$12.718213	$19.516743	$12.971555	$26.545218	$27.489963	$18.788422	$24.930613
Contract liability	$50,132,882	$11,577,150	$360,197	$2,062,258	$1,661,933	$668,072	$1,336,459	$935,965	$100,217	$179,989

Contracts in payout (annuitization) period:
Units owned by participants #	15,769	2,774	—	20,842	2,165	342	1,641	120	49	—
Minimum unit fair value #*	$15.594829	$14.055589	$—	$1.548113	$1.721746	$12.723246	$2.257569	$23.644860	$13.808573	$—
Maximum unit fair value #*	$16.165250	$14.218195	$—	$1.548113	$1.721746	$12.723246	$2.257569	$23.644860	$13.808573	$—
Contract liability	$247,606	$39,265	$—	$32,265	$3,727	$4,351	$3,704	$2,845	$677	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(9) Formerly Wells Fargo Advantage VT Index Asset Allocation Fund. Change effective December 15, 2015.
(10) Formerly Wells Fargo Advantage VT Total Return Bond Fund. Change effective December 15, 2015.
(11) Formerly Wells Fargo Advantage VT Intrinsic Value Fund. Change effective December 15, 2015.
(12) Formerly Wells Fargo Advantage VT International Equity Fund. Change effective December 15, 2015.
(13) Formerly Wells Fargo Advantage VT Small Cap Growth Fund. Change effective December 15, 2015.
(14) Formerly Wells Fargo Advantage VT Discovery Fund. Change effective December 15, 2015.
(15) Formerly Wells Fargo Advantage VT Small Cap Value Fund. Change effective December 15, 2015.
(16) Formerly Wells Fargo Advantage VT Opportunity Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2015

	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	36,738,587	277,368,980	32,167,799	31,383,650	122,013,729	8,360,359	29,451,745	16,151,598	33,145,208	201,147,747
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total investments	36,738,587	277,368,980	32,167,799	31,383,650	122,013,729	8,360,359	29,451,745	16,151,598	33,145,208	201,147,747
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	20,362	37,558	1,341	21,083	8,780	17,533	27,559	782	3,991	77,940
Other assets	—	—	2	3	—	—	—	2	—	1
Total assets	36,758,949	277,406,538	32,169,142	31,404,736	122,022,509	8,377,892	29,479,304	16,152,382	33,149,199	201,225,688

Liabilities:
Due to Sponsor Company	20,362	37,558	1,341	21,083	8,780	17,533	27,559	782	3,991	77,940
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	5	—	—	2	—	2	—	1	—
Total liabilities	20,362	37,563	1,341	21,083	8,782	17,533	27,561	782	3,992	77,940

Net assets:
For contract liabilities	$36,738,587	$277,368,975	$32,167,801	$31,383,653	$122,013,727	$8,360,359	$29,451,743	$16,151,600	$33,145,207	$201,147,748

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	36,738,587	277,368,975	32,167,801	31,383,653	122,013,727	8,360,359	29,451,743	16,151,600	33,145,207	201,147,748
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$36,738,587	$277,368,975	$32,167,801	$31,383,653	$122,013,727	$8,360,359	$29,451,743	$16,151,600	$33,145,207	$201,147,748

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	905,560	36,068,788	3,594,168	3,023,473	12,980,184	987,055	4,489,595	2,094,889	4,390,094	20,462,640
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
Total shares	905,560	36,068,788	3,594,168	3,023,473	12,980,184	987,055	4,489,595	2,094,889	4,390,094	20,462,640

Cost	$34,409,173	$291,037,812	$31,413,568	$31,783,579	$124,426,954	$9,074,836	$29,746,287	$14,624,507	$31,901,885	$180,905,012

Deferred contracts in the accumulation period:
Units owned by participants #	1,846,002	36,718,418	2,191,904	2,009,367	11,195,673	806,672	2,319,584	1,063,164	2,833,344	12,943,041
Minimum unit fair value #*	$16.777766	$7.390702	$12.875831	$13.176058	$10.054263	$9.410781	$10.971683	$13.020792	$10.200703	$13.404961
Maximum unit fair value #*	$24.105494	$7.808156	$19.759147	$22.545865	$12.648203	$11.424457	$20.773640	$23.481566	$23.148920	$25.696935
Contract liability	$36,738,587	$277,368,975	$32,166,860	$31,383,653	$121,950,672	$8,360,359	$29,407,316	$16,106,070	$33,116,025	$201,055,875

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	67	—	5,698	—	2,352	2,182	2,599	6,227
Minimum unit fair value #*	$—	$—	$14.117195	$—	$11.065805	$—	$12.029650	$20.869025	$11.227456	$14.754038
Maximum unit fair value #*	$—	$—	$14.117195	$—	$11.065805	$—	$19.158852	$20.869025	$11.227456	$14.754038
Contract liability	$—	$—	$941	$—	$63,055	$—	$44,427	$45,530	$29,182	$91,873

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2015

	HIMCO VIT American Funds Growth-Income Fund	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (17)(18)	Sub-Account (19)(20)	Sub-Account (21)(22)

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—
class 4	—	—	—	—	—	—
class ADV	—	—	—	—	—	—
class B	—	—	—	—	—	—
class I	—	—	—	—	—	—
class IA	—	—	—	—	—	—
class IB	117,508,397	116,227,329	16,716,583	—	—	—
class II	—	—	—	—	—	—
class III	—	—	—	—	—	—
class INIT	—	—	—	16,312,059	30,361,959	19,768,627
class S1	—	—	—	—	—	—
class S2	—	—	—	—	—	—
class SRV	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—
class VC	—	—	—	—	—	—
class Y	—	—	—	—	—	—
Total investments	117,508,397	116,227,329	16,716,583	16,312,059	30,361,959	19,768,627
Due from Sponsor Company	—	—	—	—	—	—
Receivable for fund shares sold	52,229	29,459	102,397	20,710	40,343	28,162
Other assets	1	3	—	2	—	2
Total assets	117,560,627	116,256,791	16,818,980	16,332,771	30,402,302	19,796,791

Liabilities:
Due to Sponsor Company	52,229	29,459	102,397	20,710	40,343	28,162
Payable for fund shares purchased	—	—	—	—	—	—
Other liabilities	—	—	1	—	—	—
Total liabilities	52,229	29,459	102,398	20,710	40,343	28,162

Net assets:
For contract liabilities	$117,508,398	$116,227,332	$16,716,582	$16,312,061	$30,361,959	$19,768,629

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—
class 4	—	—	—	—	—	—
class ADV	—	—	—	—	—	—
class B	—	—	—	—	—	—
class I	—	—	—	—	—	—
class IA	—	—	—	—	—	—
class IB	117,508,398	116,227,332	16,716,582	—	—	—
class II	—	—	—	—	—	—
class III	—	—	—	—	—	—
class INIT	—	—	—	16,312,061	30,361,959	19,768,629
class S1	—	—	—	—	—	—
class S2	—	—	—	—	—	—
class SRV	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—
class VC	—	—	—	—	—	—
class Y	—	—	—	—	—	—
Total contract liabilities	$117,508,398	$116,227,332	$16,716,582	$16,312,061	$30,361,959	$19,768,629

Shares:
class 1	—	—	—	—	—	—
class 2	—	—	—	—	—	—
class 4	—	—	—	—	—	—
class ADV	—	—	—	—	—	—
class B	—	—	—	—	—	—
class I	—	—	—	—	—	—
class IA	—	—	—	—	—	—
class IB	11,917,687	15,856,389	3,101,407	—	—	—
class II	—	—	—	—	—	—
class III	—	—	—	—	—	—
class INIT	—	—	—	766,544	1,853,599	1,427,338
class S1	—	—	—	—	—	—
class S2	—	—	—	—	—	—
class SRV	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—
class VC	—	—	—	—	—	—
class Y	—	—	—	—	—	—
Total shares	11,917,687	15,856,389	3,101,407	766,544	1,853,599	1,427,338

Cost	$112,359,904	$121,131,486	$17,889,593	$18,033,633	$32,665,448	$22,046,009

Deferred contracts in the accumulation period:
Units owned by participants #	7,579,663	11,731,400	1,657,732	1,576,700	2,965,384	2,071,508
Minimum unit fair value #*	$13.299145	$8.669669	$8.612764	$10.061368	$10.025366	$9.438105
Maximum unit fair value #*	$22.940523	$16.712849	$16.422220	$10.233670	$10.206394	$9.608632
Contract liability	$117,243,833	$116,190,220	$16,716,582	$16,016,992	$29,998,033	$19,711,958

Contracts in payout (annuitization) period:
Units owned by participants #	17,017	3,889	—	28,991	35,873	5,939
Minimum unit fair value #*	$14.637487	$9.542369	$—	$10.163477	$10.127097	$9.533928
Maximum unit fair value #*	$22.274851	$9.542369	$—	$10.233670	$10.155009	$9.564613
Contract liability	$264,565	$37,112	$—	$295,069	$363,926	$56,671

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(17) Funded as of March 27, 2015.
(18) Merged with MFS® Core Equity Fund. Change effective March 27, 2015.
(19) Funded as of March 27, 2015.
(20) Merged with MFS® Investors Growth Stock Fund. Change effective March 27, 2015.
(21) Funded as of March 27, 2015.
(22) Merged with MFS® Research International Fund. Change effective March 27, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations
For the Periods Ended December 31, 2015

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)	Sub-Account (5)	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$167,847	$7,539	$423,612	$438,238	$72,234	$21,845	$1,927	$1,320,063	$1,469,889	$5,704,324

Expenses:
Administrative charges	—	—	—	—	—	—	—	(67,755)	(229,889)	(354,641)
Mortality and expense risk charges	(81,062)	(27,009)	(323,705)	(327,889)	(197,507)	(20,940)	(61,490)	(923,652)	(2,262,524)	(4,630,831)
Total expenses	(81,062)	(27,009)	(323,705)	(327,889)	(197,507)	(20,940)	(61,490)	(991,407)	(2,492,413)	(4,985,472)
Net investment income (loss)	86,785	(19,470)	99,907	110,349	(125,273)	905	(59,563)	328,656	(1,022,524)	718,852

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	619,892	64,111	365,811	332,760	494,422	97,493	178,644	379,566	9,807,128	(2,947,591)
Net realized gain distributions	—	138,051	1,934,508	—	2,222,396	—	—	3,705,387	13,607,329	—
Change in unrealized appreciation (depreciation) during the period	(1,093,220)	(96,731)	(2,413,166)	(85,691)	(3,519,095)	(203,027)	(209,202)	(10,681,732)	(32,252,580)	(1,563,468)
Net gain (loss) on investments	(473,328)	105,431	(112,847)	247,069	(802,277)	(105,534)	(30,558)	(6,596,779)	(8,838,123)	(4,511,059)
Net increase (decrease) in net assets resulting from operations	$(386,543)	$85,961	$(12,940)	$357,418	$(927,550)	$(104,629)	$(90,121)	$(6,268,123)	$(9,860,647)	$(3,792,207)

(1) Formerly AllianceBernstein VPS Balanced Wealth Strategy Portfolio. Change effective May 1, 2015.
(2) Formerly AllianceBernstein VPS International Value Portfolio. Change effective May 1, 2015.
(3) Formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio. Change effective May 1, 2015.
(4) Formerly AllianceBernstein VPS Value Portfolio. Change effective May 1, 2015.
(5) Formerly AllianceBernstein VPS International Growth Portfolio. Change effective May 1, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$2,003,704	$443,431	$—	$514,522	$4,084	$15,636	$11,442	$52,193	$3,761,764	$11,434,970

Expenses:
Administrative charges	(139,050)	(179,548)	(7,638)	—	—	—	—	—	—	(1,164,657)
Mortality and expense risk charges	(2,195,452)	(2,314,284)	(1,536,654)	(199,294)	(4,986)	(2,498,437)	(7,010)	(1,753,104)	(3,448,980)	(11,760,310)
Total expenses	(2,334,502)	(2,493,832)	(1,544,292)	(199,294)	(4,986)	(2,498,437)	(7,010)	(1,753,104)	(3,448,980)	(12,924,967)
Net investment income (loss)	(330,798)	(2,050,401)	(1,544,292)	315,228	(902)	(2,482,801)	4,432	(1,700,911)	312,784	(1,489,997)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	8,306,485	3,133,727	5,472,964	(29,025)	28,059	—	24,601	(126,778)	7,724,155	40,470,636
Net realized gain distributions	—	12,016,842	16,727,454	1,159,938	—	—	33,490	2,722,711	—	52,189,207
Change in unrealized appreciation (depreciation) during the period	(12,710,679)	(20,115,761)	(26,391,189)	(2,206,782)	(25,857)	—	(84,476)	(6,664,118)	(13,073,010)	(93,253,649)
Net gain (loss) on investments	(4,404,194)	(4,965,192)	(4,190,771)	(1,075,869)	2,202	—	(26,385)	(4,068,185)	(5,348,855)	(593,806)
Net increase (decrease) in net assets resulting from operations	$(4,734,992)	$(7,015,593)	$(5,735,063)	$(760,641)	$1,300	$(2,482,801)	$(21,953)	$(5,769,096)	$(5,036,071)	$(2,083,803)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (6)	Sub-Account

Investment income:
Dividends	$8,418,576	$11,004,508	$2,552,327	$8,313,561	$18,484,468	$5,322,668	$720,664	$—	$—	$2,089

Expenses:
Administrative charges	(649,160)	(1,189,966)	(406,514)	(2,283,676)	(2,368,237)	(601,039)	(205,920)	(275,865)	—	—
Mortality and expense risk charges	(7,687,313)	(10,150,311)	(4,130,352)	(23,891,557)	(23,792,983)	(5,797,395)	(2,151,808)	(2,717,253)	(18,655)	(117,121)
Total expenses	(8,336,473)	(11,340,277)	(4,536,866)	(26,175,233)	(26,161,220)	(6,398,434)	(2,357,728)	(2,993,118)	(18,655)	(117,121)
Net investment income (loss)	82,103	(335,769)	(1,984,539)	(17,861,672)	(7,676,752)	(1,075,766)	(1,637,064)	(2,993,118)	(18,655)	(115,032)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	33,336,844	1,199,521	15,671,020	83,455,788	88,160,022	13,756,656	4,429,618	13,595,858	14,036	513,056
Net realized gain distributions	46,878,906	13,835,956	25,046,288	300,612,111	218,350,229	21,080,874	7,354,580	13,222,501	166,246	218,173
Change in unrealized appreciation (depreciation) during the period	(101,219,879)	(23,194,165)	(25,550,877)	(292,235,076)	(298,783,697)	(52,819,579)	(15,974,688)	(24,408,039)	(169,168)	(286,962)
Net gain (loss) on investments	(21,004,129)	(8,158,688)	15,166,431	91,832,823	7,726,554	(17,982,049)	(4,190,490)	2,410,320	11,114	444,267
Net increase (decrease) in net assets resulting from operations	$(20,922,026)	$(8,494,457)	$13,181,892	$73,971,151	$49,802	$(19,057,815)	$(5,827,554)	$(582,798)	$(7,541)	$329,235

(6) Formerly Wells Fargo Advantage VT Omega Growth Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$593,401	$138,901	$30,129	$25,412	$29,600	$6,708,029	$39,887,894	$217,678	$228,164	$—

Expenses:
Administrative charges	—	—	—	—	—	(651,300)	(1,115,080)	(113,035)	(11,191)	(273,612)
Mortality and expense risk charges	(1,144,725)	(906,283)	(71,789)	(75,526)	(11,140)	(7,650,536)	(14,351,207)	(1,414,977)	(100,204)	(3,135,425)
Total expenses	(1,144,725)	(906,283)	(71,789)	(75,526)	(11,140)	(8,301,836)	(15,466,287)	(1,528,012)	(111,395)	(3,409,037)
Net investment income (loss)	(551,324)	(767,382)	(41,660)	(50,114)	18,460	(1,593,807)	24,421,607	(1,310,334)	116,769	(3,409,037)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	6,038,867	2,714,258	510,573	139,161	(13,194)	30,786,825	6,770,960	5,484,873	(110,577)	1,668,572
Net realized gain distributions	7,573,724	7,526,219	3,337	265,807	2,534	49,625,893	—	20,438,679	—	45,086,181
Change in unrealized appreciation (depreciation) during the period	(13,524,777)	(10,898,762)	(646,097)	(363,497)	(41,689)	(103,548,309)	(104,787,489)	(21,796,674)	(106,027)	(49,864,517)
Net gain (loss) on investments	87,814	(658,285)	(132,187)	41,471	(52,349)	(23,135,591)	(98,016,529)	4,126,878	(216,604)	(3,109,764)
Net increase (decrease) in net assets resulting from operations	$(463,510)	$(1,425,667)	$(173,847)	$(8,643)	$(33,889)	$(24,729,398)	$(73,594,922)	$2,816,544	$(99,835)	$(6,518,801)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$349,978	$26,108,429	$19,394,311	$1,258,171	$7,750,533	$6,542,430	$7,698,488	$—	$5,541,334	$308,175

Expenses:
Administrative charges	—	(482,171)	(892,157)	(74,639)	(332,691)	(350,522)	(346,817)	(52,147)	—	—
Mortality and expense risk charges	(963,755)	(6,738,394)	(10,373,748)	(945,807)	(3,944,767)	(4,083,087)	(4,622,041)	(555,918)	(1,053,673)	(276,768)
Total expenses	(963,755)	(7,220,565)	(11,265,905)	(1,020,446)	(4,277,458)	(4,433,609)	(4,968,858)	(608,065)	(1,053,673)	(276,768)
Net investment income (loss)	(613,777)	18,887,864	8,128,406	237,725	3,473,075	2,108,821	2,729,630	(608,065)	4,487,661	31,407

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,291,540	(6,549,336)	38,054,964	(1,598,978)	3,954,995	10,711,820	7,261,344	(2,737,597)	(791,352)	1,562,144
Net realized gain distributions	8,524,531	6,794,311	43,096,647	7,126,402	7,943,811	—	15,619,878	20,315,033	365,345	—
Change in unrealized appreciation (depreciation) during the period	(14,381,599)	(39,962,867)	(128,902,263)	(17,565,530)	(32,352,573)	(31,786,395)	(39,187,789)	(16,155,815)	(8,243,072)	(1,767,871)
Net gain (loss) on investments	(4,565,528)	(39,717,892)	(47,750,652)	(12,038,106)	(20,453,767)	(21,074,575)	(16,306,567)	1,421,621	(8,669,079)	(205,727)
Net increase (decrease) in net assets resulting from operations	$(5,179,305)	$(20,830,028)	$(39,622,246)	$(11,800,381)	$(16,980,692)	$(18,965,754)	$(13,576,937)	$813,556	$(4,181,418)	$(174,320)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$16,256,572	$3,863,915	$5,860,588	$20,086	$634,355	$166,449	$2,222,695	$554,783	$84,746	$663,570

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	(289,517)
Mortality and expense risk charges	(7,549,777)	(6,626,997)	(4,797,095)	(53,454)	(1,302,754)	(1,983,327)	(533,325)	(569,885)	(110,818)	(3,584,482)
Total expenses	(7,549,777)	(6,626,997)	(4,797,095)	(53,454)	(1,302,754)	(1,983,327)	(533,325)	(569,885)	(110,818)	(3,873,999)
Net investment income (loss)	8,706,795	(2,763,082)	1,063,493	(33,368)	(668,399)	(1,816,878)	1,689,370	(15,102)	(26,072)	(3,210,429)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,230,334	31,021,944	18,247,398	124,617	9,144,753	13,498,454	(583,815)	1,809,902	(32,688)	113,350
Net realized gain distributions	12,721,433	85,081,794	46,848,257	181,235	25,929,913	26,721,857	—	—	1,104,273	20,596
Change in unrealized appreciation (depreciation) during the period	(36,852,838)	(112,851,988)	(74,621,862)	(39,936)	(29,961,735)	(24,680,166)	(2,904,487)	(1,282,150)	(1,443,062)	(454,152)
Net gain (loss) on investments	(18,901,071)	3,251,750	(9,526,207)	265,916	5,112,931	15,540,145	(3,488,302)	527,752	(371,477)	(320,206)
Net increase (decrease) in net assets resulting from operations	$(10,194,276)	$488,668	$(8,462,714)	$232,548	$4,444,532	$13,723,267	$(1,798,932)	$512,650	$(397,549)	$(3,530,635)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Core Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (7)

Investment income:
Dividends	$—	$6,471	$37,035	$390,809	$258,409	$148,208	$243,722	$1,554,270	$97,084	$181,379

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	(7,181)
Mortality and expense risk charges	(213,387)	(143,610)	(32,321)	(345,345)	(231,889)	(135,779)	(213,895)	(664,002)	(125,007)	(73,672)
Total expenses	(213,387)	(143,610)	(32,321)	(345,345)	(231,889)	(135,779)	(213,895)	(664,002)	(125,007)	(80,853)
Net investment income (loss)	(213,387)	(137,139)	4,714	45,464	26,520	12,429	29,827	890,268	(27,923)	100,526

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	265,938	175,997	216,894	(64,344)	1,280,881	(69,826)	143,356	446,684	851,127	4,098,261
Net realized gain distributions	2,461,188	859,491	—	—	581,771	1,051,170	1,213,178	282,531	415,597	964,962
Change in unrealized appreciation (depreciation) during the period	(3,624,916)	(1,066,383)	(202,082)	(16,941)	(2,637,347)	(1,541,056)	(1,901,870)	(2,758,776)	(1,599,698)	(4,757,039)
Net gain (loss) on investments	(897,790)	(30,895)	14,812	(81,285)	(774,695)	(559,712)	(545,336)	(2,029,561)	(332,974)	306,184
Net increase (decrease) in net assets resulting from operations	$(1,111,177)	$(168,034)	$19,526	$(35,821)	$(748,175)	$(547,283)	$(515,509)	$(1,139,293)	$(360,897)	$406,710

(7) Merged with MFS® Core Equity Portfolio. Change effective March 27, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	MFS® Growth Fund	MFS® Global Equity Fund	MFS® Investors Growth Stock Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research International Fund
	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (9)	Sub-Account (10)

Investment income:
Dividends	$197,462	$220,148	$310,187	$1,385,058	$—	$—	$12,174,953	$6,379,550	$20,252,685	$727,149

Expenses:
Administrative charges	(222,554)	(33,438)	(14,267)	(242,754)	(84,451)	(157,921)	(703,639)	(245,271)	(793,618)	(10,363)
Mortality and expense risk charges	(2,155,588)	(352,462)	(148,924)	(2,740,039)	(942,257)	(1,797,018)	(8,065,585)	(4,388,750)	(8,539,433)	(102,440)
Total expenses	(2,378,142)	(385,900)	(163,191)	(2,982,793)	(1,026,708)	(1,954,939)	(8,769,224)	(4,634,021)	(9,333,051)	(112,803)
Net investment income (loss)	(2,180,680)	(165,752)	146,996	(1,597,735)	(1,026,708)	(1,954,939)	3,405,729	1,745,529	10,919,634	614,346

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	7,931,718	1,197,405	6,272,297	14,214,901	2,253,825	1,625,549	19,542,087	21,176,779	5,279,970	(87,354)
Net realized gain on distributions	7,706,630	702,258	3,263,188	16,369,110	5,225,152	3,062,362	17,472,993	16,816,063	—	—
Change in unrealized appreciation (depreciation) during the period	(4,951,217)	(2,335,001)	(9,276,049)	(31,224,680)	(5,069,408)	(5,560,359)	(50,098,305)	(45,896,510)	(26,872,094)	1,021,662
Net gain (loss) on investments	10,687,131	(435,338)	259,436	(640,669)	2,409,569	(872,448)	(13,083,225)	(7,903,668)	(21,592,124)	934,308
Net increase (decrease) in net assets resulting from operations	$8,506,451	$(601,090)	$406,432	$(2,238,404)	$1,382,861	$(2,827,387)	$(9,677,496)	$(6,158,139)	$(10,672,490)	$1,548,654

(8) Merged with MFS® Massachusetts Investors Growth Stock Portfolio. Change effective March 27, 2015.
(9) Formerly MFS® Research Bond Fund. Change effective April 30, 2015.
(10) Merged with MFS® Research International Portfolio. Change effective March 27, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	UIF Core Plus Fixed Income Portfolio	UIF Growth Portfolio	UIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$164,491	$7,118,701	$52,814	$2,341	$4,043	$144,058	$23,964	$—	$—	$920

Expenses:
Administrative charges	(41,450)	—	—	(440)	(1,157)	—	—	—	—	—
Mortality and expense risk charges	(351,008)	(2,064,837)	(54,105)	(4,908)	(12,494)	(92,800)	(12,800)	(44,285)	(180,637)	(175,634)
Total expenses	(392,458)	(2,064,837)	(54,105)	(5,348)	(13,651)	(92,800)	(12,800)	(44,285)	(180,637)	(175,634)
Net investment income (loss)	(227,967)	5,053,864	(1,291)	(3,007)	(9,608)	51,258	11,164	(44,285)	(180,637)	(174,714)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,418,367	(1,461,965)	(16,980)	30,406	49,658	223,576	17,108	92,629	435,269	721,692
Net realized gain distributions	1,697,042	—	304,487	3,230	37,585	562,419	—	362,256	2,185,092	1,387,397
Change in unrealized appreciation (depreciation) during the period	(2,936,034)	(9,392,224)	(395,714)	(32,907)	(69,215)	(976,871)	(46,587)	(150,909)	(3,314,036)	(3,121,739)
Net gain (loss) on investments	179,375	(10,854,189)	(108,207)	729	18,028	(190,876)	(29,479)	303,976	(693,675)	(1,012,650)
Net increase (decrease) in net assets resulting from operations	$(48,592)	$(5,800,325)	$(109,498)	$(2,278)	$8,420	$(139,618)	$(18,315)	$259,691	$(874,312)	$(1,187,364)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Morgan Stanley Mid Cap Growth Portfolio	BlackRock Capital Appreciation V.I. Fund	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Equity Income Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT International Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$—	$167,077	$26,942	$123,041	$89,002	$4,921,173	$98,555	$11,142

Expenses:
Administrative charges	(1,000)	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(7,197)	(82,623)	(47,377)	(261,769)	(60,802)	(311,485)	(51,967)	(838,183)	(62,776)	(15,684)
Total expenses	(8,197)	(82,623)	(47,377)	(261,769)	(60,802)	(311,485)	(51,967)	(838,183)	(62,776)	(15,684)
Net investment income (loss)	(8,197)	(82,623)	(47,377)	(94,692)	(33,860)	(188,444)	37,035	4,082,990	35,779	(4,542)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	16,372	130,184	103,096	1,207,157	216,205	1,594,887	62,340	(718,146)	317,230	17,605
Net realized gain distributions	101,357	634,445	487,451	1,029,257	630,238	2,849,927	230,886	—	425,207	—
Change in unrealized appreciation (depreciation) during the period	(146,018)	(128,942)	(499,895)	(1,747,124)	(752,273)	(5,654,585)	(695,562)	(5,374,647)	(799,023)	(44,885)
Net gain (loss) on investments	(28,289)	635,687	90,652	489,290	94,170	(1,209,771)	(402,336)	(6,092,793)	(56,586)	(27,280)
Net increase (decrease) in net assets resulting from operations	$(36,486)	$553,064	$43,275	$394,598	$60,310	$(1,398,215)	$(365,301)	$(2,009,803)	$(20,807)	$(31,822)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Putnam VT International Equity Fund	Putnam VT Investors Fund	Putnam VT Small Cap Value Fund	Putnam VT Voyager Fund	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO Global Dividend Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund	Jennison Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (11)	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$16,591	$4,284	$17,947	$109,740	$27,857	$51,606	$402,544	$11,149	$—	$—

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	(638)	(66)
Mortality and expense risk charges	(25,137)	(3,677)	(33,586)	(91,857)	(13,604)	(19,380)	(69,277)	(10,311)	(9,915)	(907)
Total expenses	(25,137)	(3,677)	(33,586)	(91,857)	(13,604)	(19,380)	(69,277)	(10,311)	(10,553)	(973)
Net investment income (loss)	(8,546)	607	(15,639)	17,883	14,253	32,226	333,267	838	(10,553)	(973)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	22,155	16,256	(37,116)	441,681	180,397	(20,167)	197,154	(9,068)	30,239	188
Net realized gain distributions	—	—	238,678	1,500,145	—	—	713,951	—	—	—
Change in unrealized appreciation (depreciation) during the period	(52,624)	(31,836)	(294,978)	(2,534,868)	(247,517)	(181,940)	(1,888,419)	(1,425)	2,063	4,362
Net gain (loss) on investments	(30,469)	(15,580)	(93,416)	(593,042)	(67,120)	(202,107)	(977,314)	(10,493)	32,302	4,550
Net increase (decrease) in net assets resulting from operations	$(39,015)	$(14,973)	$(109,055)	$(575,159)	$(52,867)	$(169,881)	$(644,047)	$(9,655)	$21,749	$3,577

(11) Formerly PIMCO EqS Pathfinder Fund®. Change effective July 10, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT Total Return Bond Fund	Wells Fargo VT Intrinsic Value Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (12)	Sub-Account (13)	Sub-Account (14)	Sub-Account (15)	Sub-Account (16)

Investment income:
Dividends	$—	$820,906	$31,310	$—	$—	$6,692	$40,153	$16,033	$24,615	$—

Expenses:
Administrative charges	—	(9,980)	(3,777)	—	—	—	—	—	—	—
Mortality and expense risk charges	(6,592)	(389,125)	(29,744)	(1,051,242)	(274,790)	(13,015)	(59,478)	(34,853)	(13,313)	(31,912)
Total expenses	(6,592)	(399,105)	(33,521)	(1,051,242)	(274,790)	(13,015)	(59,478)	(34,853)	(13,313)	(31,912)
Net investment income (loss)	(6,592)	421,801	(2,211)	(1,051,242)	(274,790)	(6,323)	(19,325)	(18,820)	11,302	(31,912)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,232	1,928,718	70,733	4,938,269	325,662	111,588	8,972	105,636	13,345	66,705
Net realized gain distributions	—	4,803,369	5,171	274,548	1,172,348	—	—	265,946	—	197,585
Change in unrealized appreciation (depreciation) during the period	(34,960)	(8,455,690)	(233,594)	(2,475,727)	(1,761,692)	(108,919)	(40,668)	(399,751)	(25,223)	(280,228)
Net gain (loss) on investments	(31,728)	(1,723,603)	(157,690)	2,737,090	(263,682)	2,669	(31,696)	(28,169)	(11,878)	(15,938)
Net increase (decrease) in net assets resulting from operations	$(38,320)	$(1,301,802)	$(159,901)	$1,685,848	$(538,472)	$(3,654)	$(51,021)	$(46,989)	$(576)	$(47,850)

(12) Formerly Wells Fargo Advantage VT Index Asset Allocation Fund. Change effective December 15, 2015.
(13) Formerly Wells Fargo Advantage VT Total Return Bond Fund. Change effective December 15, 2015.
(14) Formerly Wells Fargo Advantage VT Intrinsic Value Fund. Change effective December 15, 2015.
(15) Formerly Wells Fargo Advantage VT International Equity Fund. Change effective December 15, 2015.
(16) Formerly Wells Fargo Advantage VT Small Cap Growth Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2015

	Wells Fargo VT Discovery Fund	Wells Fargo VT Small Cap Value Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund
	Sub-Account (17)	Sub-Account (18)	Sub-Account (19)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$472	$284	$136,469	$2,564,559	$529,430	$1,071,109	$2,491,961	$133,292	$1,154,583

Expenses:
Administrative charges	—	—	—	(76,039)	—	(42,046)	(43,580)	(200,398)	(10,930)	(36,517)
Mortality and expense risk charges	(23,317)	(3,216)	(4,290)	(340,354)	(2,966,907)	(604,395)	(542,628)	(1,957,921)	(164,104)	(541,210)
Total expenses	(23,317)	(3,216)	(4,290)	(416,393)	(2,966,907)	(646,441)	(586,208)	(2,158,319)	(175,034)	(577,727)
Net investment income (loss)	(23,317)	(2,744)	(4,006)	(279,924)	(402,348)	(117,011)	484,901	333,642	(41,742)	576,856

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	88,020	(11,267)	23,115	643,166	(1,405,958)	500,326	369,124	(137,205)	(187,531)	472,529
Net realized gain distributions	167,263	—	22,705	456,322	—	556,563	600,660	333,941	1,081	514,418
Change in unrealized appreciation (depreciation) during the period	(256,694)	(6,681)	(49,648)	(705,382)	(6,177,028)	(1,208,631)	(3,149,789)	(2,581,166)	(402,872)	(2,515,375)
Net gain (loss) on investments	(1,411)	(17,948)	(3,828)	394,106	(7,582,986)	(151,742)	(2,180,005)	(2,384,430)	(589,322)	(1,528,428)
Net increase (decrease) in net assets resulting from operations	$(24,728)	$(20,692)	$(7,834)	$114,182	$(7,985,334)	$(268,753)	$(1,695,104)	$(2,050,788)	$(631,064)	$(951,572)

(17) Formerly Wells Fargo Advantage VT Discovery Fund. Change effective December 15, 2015.
(18) Formerly Wells Fargo Advantage VT Small Cap Value Fund. Change effective December 15, 2015.
(19) Formerly Wells Fargo Advantage VT Opportunity Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2015

	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (20)(21)	Sub-Account (22)(23)	Sub-Account (24)(25)

Investment income:
Dividends	$140,817	$—	$1,985,843	$1,330,533	$1,551,195	$205,956	$98,856	$159,525	$456,302

Expenses:
Administrative charges	(15,627)	(49,673)	(311,580)	(182,218)	(189,553)	(21,194)	—	—	—
Mortality and expense risk charges	(292,022)	(545,288)	(3,062,445)	(1,762,230)	(1,810,900)	(303,168)	(238,262)	(457,039)	(333,661)
Total expenses	(307,649)	(594,961)	(3,374,025)	(1,944,448)	(2,000,453)	(324,362)	(238,262)	(457,039)	(333,661)
Net investment income (loss)	(166,832)	(594,961)	(1,388,182)	(613,915)	(449,258)	(118,406)	(139,406)	(297,514)	122,641

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	469,733	1,272,988	5,925,820	2,008,838	1,565,648	(156,028)	(179,300)	(153,063)	(173,672)
Net realized gain distributions	143,696	432,548	5,026,901	3,155,648	901,417	6,376	1,360,484	1,873,452	191,691
Change in unrealized appreciation (depreciation) during the period	405,841	(1,228,204)	1,572,175	(4,605,794)	(8,953,408)	(633,117)	(1,721,574)	(2,303,488)	(2,277,381)
Net gain (loss) on investments	1,019,270	477,332	12,524,896	558,692	(6,486,343)	(782,769)	(540,390)	(583,099)	(2,259,362)
Net increase (decrease) in net assets resulting from operations	$852,438	$(117,629)	$11,136,714	$(55,223)	$(6,935,601)	$(901,175)	$(679,796)	$(880,613)	$(2,136,721)

(20) Funded as of March 27, 2015.
(21) Merged with MFS® Core Equity Fund. Change effective March 27, 2015.
(22) Funded as of March 27, 2015.
(23) Merged with MFS® Investors Growth Stock Fund. Change effective March 27, 2015.
(24) Funded as of March 27, 2015.
(25) Merged with MFS® Research International Fund. Change effective March 27, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2015

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)	Sub-Account (5)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$86,785	$(19,470)	$99,907	$110,349	$(125,273)	$905	$(59,563)	$328,656	$(1,022,524)	$718,852
Net realized gain (loss) on security transactions	619,892	64,111	365,811	332,760	494,422	97,493	178,644	379,566	9,807,128	(2,947,591)
Net realized gain distributions	—	138,051	1,934,508	—	2,222,396	—	—	3,705,387	13,607,329	—
Change in unrealized appreciation (depreciation) during the period	(1,093,220)	(96,731)	(2,413,166)	(85,691)	(3,519,095)	(203,027)	(209,202)	(10,681,732)	(32,252,580)	(1,563,468)
Net increase (decrease) in net assets resulting from operations	(386,543)	85,961	(12,940)	357,418	(927,550)	(104,629)	(90,121)	(6,268,123)	(9,860,647)	(3,792,207)

Unit transactions:
Purchases	8,570	5,235	197,236	118,040	183,856	23,554	25,151	241,035	566,691	1,756,602
Net transfers	(760,351)	(145,063)	685,277	618,660	(984,652)	(146,778)	(825,248)	(1,080,137)	(1,278,695)	16,662,906
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(774,913)	(78,949)	(5,253,284)	(3,398,046)	(2,162,721)	(304,039)	(601,131)	(7,193,309)	(23,378,879)	(55,270,930)
Other transactions	92	(647)	—	927	552	—	2	4,139	26,878	21,482
Death benefits	(56,051)	—	(201,563)	(430,336)	(74,625)	—	(44,719)	(1,070,162)	(2,403,205)	(7,310,184)
Net annuity transactions	—	—	—	46,832	(2,312)	—	(350)	132,174	88,263	396,280
Net increase (decrease) in net assets resulting from unit transactions	(1,582,653)	(219,424)	(4,572,334)	(3,043,923)	(3,039,902)	(427,263)	(1,446,295)	(8,966,260)	(26,378,947)	(43,743,844)
Net increase (decrease) in net assets	(1,969,196)	(133,463)	(4,585,274)	(2,686,505)	(3,967,452)	(531,892)	(1,536,416)	(15,234,383)	(36,239,594)	(47,536,051)

Net assets:
Beginning of period	9,545,899	2,424,232	22,659,750	21,068,829	15,900,649	1,512,883	4,321,026	58,450,342	157,357,446	289,266,806
End of period	$7,576,703	$2,290,769	$18,074,476	$18,382,324	$11,933,197	$980,991	$2,784,610	$43,215,959	$121,117,852	$241,730,755

(1) Formerly AllianceBernstein VPS Balanced Wealth Strategy Portfolio. Change effective May 1, 2015.
(2) Formerly AllianceBernstein VPS International Value Portfolio. Change effective May 1, 2015.
(3) Formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio. Change effective May 1, 2015.
(4) Formerly AllianceBernstein VPS Value Portfolio. Change effective May 1, 2015.
(5) Formerly AllianceBernstein VPS International Growth Portfolio. Change effective May 1, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(330,798)	$(2,050,401)	$(1,544,292)	$315,228	$(902)	$(2,482,801)	$4,432	$(1,700,911)	$312,784	$(1,489,997)
Net realized gain (loss) on security transactions	8,306,485	3,133,727	5,472,964	(29,025)	28,059	—	24,601	(126,778)	7,724,155	40,470,636
Net realized gain distributions	—	12,016,842	16,727,454	1,159,938	—	—	33,490	2,722,711	—	52,189,207
Change in unrealized appreciation (depreciation) during the period	(12,710,679)	(20,115,761)	(26,391,189)	(2,206,782)	(25,857)	—	(84,476)	(6,664,118)	(13,073,010)	(93,253,649)
Net increase (decrease) in net assets resulting from operations	(4,734,992)	(7,015,593)	(5,735,063)	(760,641)	1,300	(2,482,801)	(21,953)	(5,769,096)	(5,036,071)	(2,083,803)

Unit transactions:
Purchases	523,369	729,762	560,465	153,829	—	1,407,746	18,500	1,274,111	1,282,695	5,662,624
Net transfers	2,057,513	(4,269,118)	459,165	(92,786)	(5,667)	213,142,684	(64,775)	(6,535,150)	(3,902,423)	(12,148,342)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(22,796,042)	(19,332,656)	(14,412,870)	(1,669,442)	(66,794)	(179,151,238)	(16,601)	(16,861,998)	(31,657,818)	(101,820,865)
Other transactions	43,698	14,347	18,448	2,806	(8)	38,578	—	3,405	2,954	8,341
Death benefits	(2,447,952)	(2,911,711)	(1,452,613)	(279,152)	—	(8,500,074)	—	(4,046,046)	(4,688,049)	(19,935,874)
Net annuity transactions	11,459	236,022	26,306	—	—	406,887	—	69,126	(74,774)	820,503
Net increase (decrease) in net assets resulting from unit transactions	(22,607,955)	(25,533,354)	(14,801,099)	(1,884,745)	(72,469)	27,344,583	(62,876)	(26,096,552)	(39,037,415)	(127,413,613)
Net increase (decrease) in net assets	(27,342,947)	(32,548,947)	(20,536,162)	(2,645,386)	(71,169)	24,861,782	(84,829)	(31,865,648)	(44,073,486)	(129,497,416)

Net assets:
Beginning of period	158,952,221	149,442,498	97,889,375	14,602,432	305,336	135,908,765	801,413	115,218,960	226,969,193	791,683,183
End of period	$131,609,274	$116,893,551	$77,353,213	$11,957,046	$234,167	$160,770,547	$716,584	$83,353,312	$182,895,707	$662,185,767

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (6)	Sub-Account

Operations:
Net investment income (loss)	$82,103	$(335,769)	$(1,984,539)	$(17,861,672)	$(7,676,752)	$(1,075,766)	$(1,637,064)	$(2,993,118)	$(18,655)	$(115,032)
Net realized gain (loss) on security transactions	33,336,844	1,199,521	15,671,020	83,455,788	88,160,022	13,756,656	4,429,618	13,595,858	14,036	513,056
Net realized gain distributions	46,878,906	13,835,956	25,046,288	300,612,111	218,350,229	21,080,874	7,354,580	13,222,501	166,246	218,173
Change in unrealized appreciation (depreciation) during the period	(101,219,879)	(23,194,165)	(25,550,877)	(292,235,076)	(298,783,697)	(52,819,579)	(15,974,688)	(24,408,039)	(169,168)	(286,962)
Net increase (decrease) in net assets resulting from operations	(20,922,026)	(8,494,457)	13,181,892	73,971,151	49,802	(19,057,815)	(5,827,554)	(582,798)	(7,541)	329,235

Unit transactions:
Purchases	2,609,994	3,926,833	1,509,102	7,507,660	7,818,848	1,970,129	851,527	974,984	—	141,128
Net transfers	(14,739,840)	(5,938,809)	7,287,399	(35,181,439)	(31,078,247)	3,090,084	(4,154,768)	(2,471,201)	88,434	(373,602)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(68,314,751)	(108,041,054)	(35,569,214)	(207,873,551)	(225,815,268)	(55,589,726)	(19,601,973)	(25,218,541)	(154,890)	(649,698)
Other transactions	32,567	267,268	3,699	134,571	134,905	71,924	18,042	35,085	(1)	12
Death benefits	(11,354,016)	(18,791,173)	(5,043,667)	(29,304,832)	(34,425,621)	(7,790,939)	(2,366,869)	(2,948,188)	(21,868)	(102,926)
Net annuity transactions	276,047	631,831	703,092	930,960	1,552,741	211,620	172,434	132,927	1,317	—
Net increase (decrease) in net assets resulting from unit transactions	(91,489,999)	(127,945,104)	(31,109,589)	(263,786,631)	(281,812,642)	(58,036,908)	(25,081,607)	(29,494,934)	(87,008)	(985,086)
Net increase (decrease) in net assets	(112,412,025)	(136,439,561)	(17,927,697)	(189,815,480)	(281,762,840)	(77,094,723)	(30,909,161)	(30,077,732)	(94,549)	(655,851)

Net assets:
Beginning of period	524,639,657	772,885,175	261,257,937	1,533,269,584	1,624,836,107	399,232,673	144,818,397	178,438,387	957,060	6,963,451
End of period	$412,227,632	$636,445,614	$243,330,240	$1,343,454,104	$1,343,073,267	$322,137,950	$113,909,236	$148,360,655	$862,511	$6,307,600

(6) Formerly Wells Fargo Advantage VT Omega Growth Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(551,324)	$(767,382)	$(41,660)	$(50,114)	$18,460	$(1,593,807)	$24,421,607	$(1,310,334)	$116,769	$(3,409,037)
Net realized gain (loss) on security transactions	6,038,867	2,714,258	510,573	139,161	(13,194)	30,786,825	6,770,960	5,484,873	(110,577)	1,668,572
Net realized gain distributions	7,573,724	7,526,219	3,337	265,807	2,534	49,625,893	—	20,438,679	—	45,086,181
Change in unrealized appreciation (depreciation) during the period	(13,524,777)	(10,898,762)	(646,097)	(363,497)	(41,689)	(103,548,309)	(104,787,489)	(21,796,674)	(106,027)	(49,864,517)
Net increase (decrease) in net assets resulting from operations	(463,510)	(1,425,667)	(173,847)	(8,643)	(33,889)	(24,729,398)	(73,594,922)	2,816,544	(99,835)	(6,518,801)

Unit transactions:
Purchases	470,627	493,126	6,299	26,594	3,960	2,763,237	4,153,925	479,366	62,031	955,930
Net transfers	(3,488,901)	(1,757,751)	(219,601)	143,304	24,907	(9,051,875)	(27,630,654)	2,457,549	(232,731)	(1,820,906)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(10,623,024)	(8,620,061)	(920,617)	(404,271)	(233,329)	(72,571,244)	(148,121,629)	(12,926,826)	(870,839)	(28,420,785)
Other transactions	2,832	5,376	408	306	—	124,247	33,931	662	(32)	34,874
Death benefits	(610,144)	(828,739)	(89,923)	(9,123)	(12,989)	(9,739,413)	(19,467,281)	(1,502,909)	(223,225)	(3,086,808)
Net annuity transactions	33,678	(5,063)	—	—	—	722,240	1,554,007	82,726	(24,100)	85,641
Net increase (decrease) in net assets resulting from unit transactions	(14,214,932)	(10,713,112)	(1,223,434)	(243,190)	(217,451)	(87,752,808)	(189,477,701)	(11,409,432)	(1,288,896)	(32,252,054)
Net increase (decrease) in net assets	(14,678,442)	(12,138,779)	(1,397,281)	(251,833)	(251,340)	(112,482,206)	(263,072,623)	(8,592,888)	(1,388,731)	(38,770,855)

Net assets:
Beginning of period	85,715,982	63,830,530	4,574,058	4,284,335	1,332,036	526,505,475	979,864,434	81,345,950	7,397,583	196,223,167
End of period	$71,037,540	$51,691,751	$3,176,777	$4,032,502	$1,080,696	$414,023,269	$716,791,811	$72,753,062	$6,008,852	$157,452,312

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(613,777)	$18,887,864	$8,128,406	$237,725	$3,473,075	$2,108,821	$2,729,630	$(608,065)	$4,487,661	$31,407
Net realized gain (loss) on security transactions	1,291,540	(6,549,336)	38,054,964	(1,598,978)	3,954,995	10,711,820	7,261,344	(2,737,597)	(791,352)	1,562,144
Net realized gain distributions	8,524,531	6,794,311	43,096,647	7,126,402	7,943,811	—	15,619,878	20,315,033	365,345	—
Change in unrealized appreciation (depreciation) during the period	(14,381,599)	(39,962,867)	(128,902,263)	(17,565,530)	(32,352,573)	(31,786,395)	(39,187,789)	(16,155,815)	(8,243,072)	(1,767,871)
Net increase (decrease) in net assets resulting from operations	(5,179,305)	(20,830,028)	(39,622,246)	(11,800,381)	(16,980,692)	(18,965,754)	(13,576,937)	813,556	(4,181,418)	(174,320)

Unit transactions:
Purchases	414,362	2,020,919	3,786,216	375,440	1,192,039	1,376,906	1,715,658	192,784	454,320	53,343
Net transfers	(132,177)	(6,459,797)	(8,777,279)	(1,148,259)	9,538,600	(4,547,514)	(2,643,030)	(627,342)	378,885	1,074,834
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(8,648,708)	(68,400,966)	(94,406,102)	(8,184,395)	(37,869,248)	(41,332,744)	(43,171,726)	(5,255,760)	(10,584,167)	(4,288,829)
Other transactions	9,836	10,578	74,849	956	45,515	22,060	13,592	1,051	1,679	1,349
Death benefits	(941,662)	(8,509,651)	(14,425,842)	(974,910)	(4,088,525)	(5,494,332)	(4,879,090)	(820,748)	(1,178,919)	(244,919)
Net annuity transactions	(21,785)	232,723	590,066	3,826	352,473	468,970	152,619	3,030	80,093	—
Net increase (decrease) in net assets resulting from unit transactions	(9,320,134)	(81,106,194)	(113,158,092)	(9,927,342)	(30,829,146)	(49,506,654)	(48,811,977)	(6,506,985)	(10,848,109)	(3,404,222)
Net increase (decrease) in net assets	(14,499,439)	(101,936,222)	(152,780,338)	(21,727,723)	(47,809,838)	(68,472,408)	(62,388,914)	(5,693,429)	(15,029,527)	(3,578,542)

Net assets:
Beginning of period	64,712,254	449,783,789	722,392,206	64,426,917	257,467,042	284,644,288	311,837,827	35,257,492	77,872,315	19,029,607
End of period	$50,212,815	$347,847,567	$569,611,868	$42,699,194	$209,657,204	$216,171,880	$249,448,913	$29,564,063	$62,842,788	$15,451,065

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$8,706,795	$(2,763,082)	$1,063,493	$(33,368)	$(668,399)	$(1,816,878)	$1,689,370	$(15,102)	$(26,072)	$(3,210,429)
Net realized gain (loss) on security transactions	5,230,334	31,021,944	18,247,398	124,617	9,144,753	13,498,454	(583,815)	1,809,902	(32,688)	113,350
Net realized gain distributions	12,721,433	85,081,794	46,848,257	181,235	25,929,913	26,721,857	—	—	1,104,273	20,596
Change in unrealized appreciation (depreciation) during the period	(36,852,838)	(112,851,988)	(74,621,862)	(39,936)	(29,961,735)	(24,680,166)	(2,904,487)	(1,282,150)	(1,443,062)	(454,152)
Net increase (decrease) in net assets resulting from operations	(10,194,276)	488,668	(8,462,714)	232,548	4,444,532	13,723,267	(1,798,932)	512,650	(397,549)	(3,530,635)

Unit transactions:
Purchases	3,229,979	3,169,707	2,241,053	47,300	494,763	885,679	219,219	192,224	53,776	1,909,872
Net transfers	3,493,375	(17,391,723)	(8,023,042)	1,281,007	(5,599,784)	(12,849,575)	(988,929)	(755,488)	51,767	3,714,954
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(83,330,803)	(70,264,558)	(50,866,953)	(386,971)	(13,048,052)	(20,079,676)	(6,483,399)	(6,418,463)	(1,302,041)	(46,857,901)
Other transactions	13,393	(10,899)	(10,081)	1	3,063	4,500	1,340	720	1,327	40,795
Death benefits	(8,057,529)	(6,340,610)	(5,308,760)	(18,934)	(1,164,882)	(1,683,895)	(469,652)	(418,671)	(45,077)	(4,937,225)
Net annuity transactions	4,846	(3,303)	(56,125)	—	45,038	(1,304)	(485)	46,946	(997)	541,959
Net increase (decrease) in net assets resulting from unit transactions	(84,646,739)	(90,841,386)	(62,023,908)	922,403	(19,269,854)	(33,724,271)	(7,721,906)	(7,352,732)	(1,241,245)	(45,587,546)
Net increase (decrease) in net assets	(94,841,015)	(90,352,718)	(70,486,622)	1,154,951	(14,825,322)	(20,001,004)	(9,520,838)	(6,840,082)	(1,638,794)	(49,118,181)

Net assets:
Beginning of period	571,968,762	507,446,086	379,363,203	3,554,428	93,748,052	147,044,785	38,582,200	42,778,575	7,167,689	245,915,008
End of period	$477,127,747	$417,093,368	308,876,581	4,709,379	78,922,730	127,043,781	29,061,362	35,938,493	5,528,895	196,796,827

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Core Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (7)

Operations:
Net investment income (loss)	$(213,387)	$(137,139)	$4,714	$45,464	$26,520	$12,429	$29,827	$890,268	$(27,923)	$100,526
Net realized gain (loss) on security transactions	265,938	175,997	216,894	(64,344)	1,280,881	(69,826)	143,356	446,684	851,127	4,098,261
Net realized gain distributions	2,461,188	859,491	—	—	581,771	1,051,170	1,213,178	282,531	415,597	964,962
Change in unrealized appreciation (depreciation) during the period	(3,624,916)	(1,066,383)	(202,082)	(16,941)	(2,637,347)	(1,541,056)	(1,901,870)	(2,758,776)	(1,599,698)	(4,757,039)
Net increase (decrease) in net assets resulting from operations	(1,111,177)	(168,034)	19,526	(35,821)	(748,175)	(547,283)	(515,509)	(1,139,293)	(360,897)	406,710

Unit transactions:
Purchases	118,546	40,739	27,076	257,840	167,727	28,882	168,027	173,960	31,445	18,073
Net transfers	(737,323)	43,034	163,581	8,429,168	(567,885)	(583,658)	(7,767)	(659,438)	(299,703)	502,179
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	(19,311,178)
Surrenders for benefit payments and fees	(2,818,184)	(868,770)	(352,292)	(4,624,259)	(2,096,233)	(729,594)	(1,633,666)	(6,244,211)	(1,447,100)	(641,377)
Other transactions	1,710	35	(149)	2,601	1,197	10	1,402	577	16	1
Death benefits	(77,511)	(35,044)	—	(489,105)	(280,030)	(91,520)	(192,922)	(865,115)	(98,155)	(195,492)
Net annuity transactions	—	(395)	—	(353)	—	—	(734)	(25,888)	—	(179,751)
Net increase (decrease) in net assets resulting from unit transactions	(3,512,762)	(820,401)	(161,784)	3,575,892	(2,775,224)	(1,375,880)	(1,665,660)	(7,620,115)	(1,813,497)	(19,807,545)
Net increase (decrease) in net assets	(4,623,939)	(988,435)	(142,258)	3,540,071	(3,523,399)	(1,923,163)	(2,181,169)	(8,759,408)	(2,174,394)	(19,400,835)

Net assets:
Beginning of period	15,918,053	8,426,751	2,184,736	20,624,542	19,906,746	14,338,556	15,224,523	45,468,923	9,796,907	19,400,835
End of period	$11,294,114	$7,438,316	$2,042,478	$24,164,613	$16,383,347	$12,415,393	$13,043,354	$36,709,515	$7,622,513	$—

(7) Merged with MFS® Core Equity Portfolio. Change effective March 27, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	MFS® Growth Fund	MFS® Global Equity Fund	MFS® Investors Growth Stock Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research International Fund
	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (9)	Sub-Account (10)

Operations:
Net investment income (loss)	$(2,180,680)	$(165,752)	$146,996	$(1,597,735)	$(1,026,708)	$(1,954,939)	$3,405,729	$1,745,529	$10,919,634	$614,346
Net realized gain (loss) on security transactions	7,931,718	1,197,405	6,272,297	14,214,901	2,253,825	1,625,549	19,542,087	21,176,779	5,279,970	(87,354)
Net realized gain distributions	7,706,630	702,258	3,263,188	16,369,110	5,225,152	3,062,362	17,472,993	16,816,063	—	—
Change in unrealized appreciation (depreciation) during the period	(4,951,217)	(2,335,001)	(9,276,049)	(31,224,680)	(5,069,408)	(5,560,359)	(50,098,305)	(45,896,510)	(26,872,094)	1,021,662
Net increase (decrease) in net assets resulting from operations	8,506,451	(601,090)	406,432	(2,238,404)	1,382,861	(2,827,387)	(9,677,496)	(6,158,139)	(10,672,490)	1,548,654

Unit transactions:
Purchases	854,901	76,394	76,077	975,201	270,518	439,749	2,820,878	1,373,906	2,267,248	29,877
Net transfers	1,617,001	537,404	2,452,387	(5,212,294)	4,662,319	(7,256,210)	2,230,381	(2,309,982)	(1,606,222)	3,315,648
Net interfund transfers due to corporate actions	—	—	(37,513,157)	—	—	—	—	—	—	(26,745,936)
Surrenders for benefit payments and fees	(19,628,240)	(3,354,472)	(1,511,130)	(28,479,899)	(7,007,425)	(16,549,316)	(75,451,266)	(43,595,091)	(90,169,145)	(1,501,641)
Other transactions	71,785	1,686	1,576	3,231	1,365	3,836	10,965	38,852	305,210	701
Death benefits	(2,705,317)	(478,771)	(219,981)	(3,571,068)	(1,015,487)	(2,107,632)	(11,148,904)	(5,178,514)	(10,410,307)	(81,841)
Net annuity transactions	(41,042)	(1,334)	(341,539)	160,927	(44,340)	47,535	478,828	(60,714)	49,957	(63,733)
Net increase (decrease) in net assets resulting from unit transactions	(19,830,912)	(3,219,093)	(37,055,767)	(36,123,902)	(3,133,050)	(25,422,038)	(81,059,118)	(49,731,543)	(99,563,259)	(25,046,925)
Net increase (decrease) in net assets	(11,324,461)	(3,820,183)	(36,649,335)	(38,362,306)	(1,750,189)	(28,249,425)	(90,736,614)	(55,889,682)	(110,235,749)	(23,498,271)

Net assets:
Beginning of period	152,064,452	22,414,530	36,649,335	178,823,281	53,878,020	115,937,160	529,209,414	324,071,207	671,404,628	23,498,271
End of period	$140,739,991	$18,594,347	$—	$140,460,975	$52,127,831	$87,687,735	$438,472,800	$268,181,525	$561,168,879	$—

(8) Merged with MFS® Massachusetts Investors Growth Stock Portfolio. Change effective March 27, 2015.
(9) Formerly MFS® Research Bond Fund. Change effective April 30, 2015.
(10) Merged with MFS® Research International Portfolio. Change effective March 27, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	UIF Core Plus Fixed Income Portfolio	UIF Growth Portfolio	UIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(227,967)	$5,053,864	$(1,291)	$(3,007)	$(9,608)	$51,258	$11,164	$(44,285)	$(180,637)	$(174,714)
Net realized gain (loss) on security transactions	1,418,367	(1,461,965)	(16,980)	30,406	49,658	223,576	17,108	92,629	435,269	721,692
Net realized gain distributions	1,697,042	—	304,487	3,230	37,585	562,419	—	362,256	2,185,092	1,387,397
Change in unrealized appreciation (depreciation) during the period	(2,936,034)	(9,392,224)	(395,714)	(32,907)	(69,215)	(976,871)	(46,587)	(150,909)	(3,314,036)	(3,121,739)
Net increase (decrease) in net assets resulting from operations	(48,592)	(5,800,325)	(109,498)	(2,278)	8,420	(139,618)	(18,315)	259,691	(874,312)	(1,187,364)

Unit transactions:
Purchases	98,676	783,398	97,815	—	—	7,655	—	3,565	65,326	53,882
Net transfers	(1,587,310)	(3,224,841)	582,809	(43,680)	(146,966)	102,685	(94,060)	(23,656)	(114,065)	(35,306)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(3,238,606)	(17,543,312)	(160,631)	(66,285)	(35,781)	(564,543)	(95,340)	(573,818)	(1,806,414)	(1,567,120)
Other transactions	658	4,427	(2)	—	—	(4)	—	—	(147)	90
Death benefits	(408,542)	(2,839,307)	(228,688)	11	—	(121,799)	(13,779)	(65,336)	(169,411)	(118,383)
Net annuity transactions	9,881	59,912	—	—	(7,458)	(762)	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(5,125,243)	(22,759,723)	291,303	(109,954)	(190,205)	(576,768)	(203,179)	(659,245)	(2,024,711)	(1,666,837)
Net increase (decrease) in net assets	(5,173,835)	(28,560,048)	181,805	(112,232)	(181,785)	(716,386)	(221,494)	(399,554)	(2,899,023)	(2,854,201)

Net assets:
Beginning of period	27,188,206	116,451,812	4,807,811	340,805	847,994	10,261,129	859,890	2,732,375	14,440,819	12,854,092
End of period	$22,014,371	$87,891,764	$4,989,616	$228,573	$666,209	$9,544,743	$638,396	$2,332,821	$11,541,796	$9,999,891

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Morgan Stanley Mid Cap Growth Portfolio	BlackRock Capital Appreciation V.I. Fund	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Equity Income Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT International Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(8,197)	$(82,623)	$(47,377)	$(94,692)	$(33,860)	$(188,444)	$37,035	$4,082,990	$35,779	$(4,542)
Net realized gain (loss) on security transactions	16,372	130,184	103,096	1,207,157	216,205	1,594,887	62,340	(718,146)	317,230	17,605
Net realized gain distributions	101,357	634,445	487,451	1,029,257	630,238	2,849,927	230,886	—	425,207	—
Change in unrealized appreciation (depreciation) during the period	(146,018)	(128,942)	(499,895)	(1,747,124)	(752,273)	(5,654,585)	(695,562)	(5,374,647)	(799,023)	(44,885)
Net increase (decrease) in net assets resulting from operations	(36,486)	553,064	43,275	394,598	60,310	(1,398,215)	(365,301)	(2,009,803)	(20,807)	(31,822)

Unit transactions:
Purchases	—	6,529	45,557	38,216	31,348	76,076	1,500	230,730	20,604	14,387
Net transfers	(57,729)	(806,642)	193,978	(168,018)	(135,415)	(949,067)	88,543	994,963	(843,519)	45,279
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(154,412)	(488,305)	(273,080)	(2,485,595)	(515,527)	(2,812,734)	(514,629)	(7,619,990)	(813,884)	(115,255)
Other transactions	—	10	6	(104)	(25)	344	(20)	2,498	—	—
Death benefits	—	(122,640)	(11,035)	(127,482)	(46,499)	(326,605)	(3,880)	(1,162,372)	(4,901)	(6,740)
Net annuity transactions	—	—	—	—	—	—	—	(30,455)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(212,141)	(1,411,048)	(44,574)	(2,742,983)	(666,118)	(4,011,986)	(428,486)	(7,584,626)	(1,641,700)	(62,329)
Net increase (decrease) in net assets	(248,627)	(857,984)	(1,299)	(2,348,385)	(605,808)	(5,410,201)	(793,787)	(9,594,429)	(1,662,507)	(94,151)

Net assets:
Beginning of period	594,425	8,724,719	2,512,094	15,859,465	3,696,874	22,197,302	3,466,094	55,521,261	4,617,068	953,508
End of period	$345,798	$7,866,735	$2,510,795	$13,511,080	$3,091,066	$16,787,101	$2,672,307	$45,926,832	$2,954,561	$859,357

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Putnam VT International Equity Fund	Putnam VT Investors Fund	Putnam VT Small Cap Value Fund	Putnam VT Voyager Fund	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO Global Dividend Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund	Jennison Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (11)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(8,546)	$607	$(15,639)	$17,883	$14,253	$32,226	$333,267	$838	$(10,553)	$(973)
Net realized gain (loss) on security transactions	22,155	16,256	(37,116)	441,681	180,397	(20,167)	197,154	(9,068)	30,239	188
Net realized gain distributions	—	—	238,678	1,500,145	—	—	713,951	—	—	—
Change in unrealized appreciation (depreciation) during the period	(52,624)	(31,836)	(294,978)	(2,534,868)	(247,517)	(181,940)	(1,888,419)	(1,425)	2,063	4,362
Net increase (decrease) in net assets resulting from operations	(39,015)	(14,973)	(109,055)	(575,159)	(52,867)	(169,881)	(644,047)	(9,655)	21,749	3,577

Unit transactions:
Purchases	24,230	6,252	367	16,199	14,869	3,420	8,025	3,157	—	—
Net transfers	357,209	(67,376)	(280,291)	(285,066)	(243,558)	(61,874)	307,650	(107,805)	(87)	—
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(328,037)	(38,336)	(244,357)	(850,705)	(139,091)	(58,982)	(418,802)	(23,714)	(48,934)	—
Other transactions	—	—	1	356	(747)	—	(2,512)	—	—	—
Death benefits	(13,260)	—	2,702	(85,048)	(7,241)	(24,444)	(58,266)	—	—	—
Net annuity transactions	(13,328)	—	(185)	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	26,814	(99,460)	(521,763)	(1,204,264)	(375,768)	(141,880)	(163,905)	(128,362)	(49,021)	—
Net increase (decrease) in net assets	(12,201)	(114,433)	(630,818)	(1,779,423)	(428,635)	(311,761)	(807,952)	(138,017)	(27,272)	3,577

Net assets:
Beginning of period	1,243,820	458,592	2,305,345	10,534,687	2,034,168	1,767,709	7,508,439	781,047	559,117	41,523
End of period	$1,231,619	$344,159	$1,674,527	$8,755,264	$1,605,533	$1,455,948	$6,700,487	$643,030	$531,845	$45,100

(11) Formerly PIMCO EqS Pathfinder Fund®. Change effective July 10, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT Total Return Bond Fund	Wells Fargo VT Intrinsic Value Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (12)	Sub-Account (13)	Sub-Account (14)	Sub-Account (15)	Sub-Account (16)

Operations:
Net investment income (loss)	$(6,592)	$421,801	$(2,211)	$(1,051,242)	$(274,790)	$(6,323)	$(19,325)	$(18,820)	$11,302	$(31,912)
Net realized gain (loss) on security transactions	3,232	1,928,718	70,733	4,938,269	325,662	111,588	8,972	105,636	13,345	66,705
Net realized gain distributions	—	4,803,369	5,171	274,548	1,172,348	—	—	265,946	—	197,585
Change in unrealized appreciation (depreciation) during the period	(34,960)	(8,455,690)	(233,594)	(2,475,727)	(1,761,692)	(108,919)	(40,668)	(399,751)	(25,223)	(280,228)
Net increase (decrease) in net assets resulting from operations	(38,320)	(1,301,802)	(159,901)	1,685,848	(538,472)	(3,654)	(51,021)	(46,989)	(576)	(47,850)

Unit transactions:
Purchases	—	162,594	1,760	531,042	58,975	—	975	—	—	—
Net transfers	—	(4,257)	(49,187)	(1,909,749)	4,164,015	(164,990)	(423,133)	34,177	120,105	(40,476)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(4,159)	(5,118,077)	(186,177)	(8,671,235)	(2,500,407)	(78,031)	(912,615)	(440,375)	(157,124)	(503,291)
Other transactions	17	797	—	4,652	818	1	233	(11)	—	9
Death benefits	—	(557,740)	(32,233)	(745,925)	(264,984)	(164,452)	(126,878)	(5,601)	(1,778)	(1,406)
Net annuity transactions	—	(15,718)	—	9,164	(2,547)	—	9,494	3,642	4,304	2,445
Net increase (decrease) in net assets resulting from unit transactions	(4,142)	(5,532,401)	(265,837)	(10,782,051)	1,455,870	(407,472)	(1,451,924)	(408,168)	(34,493)	(542,719)
Net increase (decrease) in net assets	(42,462)	(6,834,203)	(425,738)	(9,096,203)	917,398	(411,126)	(1,502,945)	(455,157)	(35,069)	(590,569)

Net assets:
Beginning of period	378,404	36,691,354	2,128,190	59,476,691	10,699,017	771,323	3,597,468	2,120,817	707,492	1,930,732
End of period	$335,942	$29,857,151	$1,702,452	$50,380,488	$11,616,415	$360,197	$2,094,523	$1,665,660	$672,423	$1,340,163

(12) Formerly Wells Fargo Advantage VT Index Asset Allocation Fund. Change effective December 15, 2015.
(13) Formerly Wells Fargo Advantage VT Total Return Bond Fund. Change effective December 15, 2015.
(14) Formerly Wells Fargo Advantage VT Intrinsic Value Fund. Change effective December 15, 2015.
(15) Formerly Wells Fargo Advantage VT International Equity Fund. Change effective December 15, 2015.
(16) Formerly Wells Fargo Advantage VT Small Cap Growth Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2015

	Wells Fargo VT Discovery Fund	Wells Fargo VT Small Cap Value Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund
	Sub-Account (17)	Sub-Account (18)	Sub-Account (19)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(23,317)	$(2,744)	$(4,006)	$(279,924)	$(402,348)	$(117,011)	$484,901	$333,642	$(41,742)	$576,856
Net realized gain (loss) on security transactions	88,020	(11,267)	23,115	643,166	(1,405,958)	500,326	369,124	(137,205)	(187,531)	472,529
Net realized gain distributions	167,263	—	22,705	456,322	—	556,563	600,660	333,941	1,081	514,418
Change in unrealized appreciation (depreciation) during the period	(256,694)	(6,681)	(49,648)	(705,382)	(6,177,028)	(1,208,631)	(3,149,789)	(2,581,166)	(402,872)	(2,515,375)
Net increase (decrease) in net assets resulting from operations	(24,728)	(20,692)	(7,834)	114,182	(7,985,334)	(268,753)	(1,695,104)	(2,050,788)	(631,064)	(951,572)

Unit transactions:
Purchases	—	—	975	455,435	1,647,728	425,247	270,249	733,780	92,219	266,668
Net transfers	30,156	(63,306)	(4,617)	2,362,955	(2,409,385)	(530,508)	(1,638,972)	(3,019,831)	(603,030)	(1,928,949)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(264,619)	(35,494)	(78,560)	(2,183,314)	(19,011,308)	(7,482,969)	(4,455,061)	(25,377,027)	(2,144,285)	(4,772,426)
Other transactions	86	49	—	2,209	(917)	(94)	(355)	12,451	610	(656)
Death benefits	(67,130)	—	—	(170,959)	(2,452,603)	(576,836)	(368,921)	(2,682,920)	(279,735)	(367,037)
Net annuity transactions	(510)	(115)	—	—	—	(418)	—	(2,423)	—	45,388
Net increase (decrease) in net assets resulting from unit transactions	(302,017)	(98,866)	(82,202)	466,326	(22,226,485)	(8,165,578)	(6,193,060)	(30,335,970)	(2,934,221)	(6,757,012)
Net increase (decrease) in net assets	(326,745)	(119,558)	(90,036)	580,508	(30,211,819)	(8,434,331)	(7,888,164)	(32,386,758)	(3,565,285)	(7,708,584)

Net assets:
Beginning of period	1,265,555	220,452	270,025	36,158,079	307,580,794	40,602,132	39,271,817	154,400,485	11,925,644	37,160,327
End of period	$938,810	$100,894	$179,989	$36,738,587	$277,368,975	$32,167,801	$31,383,653	$122,013,727	$8,360,359	$29,451,743

(17) Formerly Wells Fargo Advantage VT Discovery Fund. Change effective December 15, 2015.
(18) Formerly Wells Fargo Advantage VT Small Cap Value Fund. Change effective December 15, 2015.
(19) Formerly Wells Fargo Advantage VT Opportunity Fund. Change effective December 15, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2015

	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (20)(21)	Sub-Account (22)(23)	Sub-Account (24)(25)

Operations:
Net investment income (loss)	$(166,832)	$(594,961)	$(1,388,182)	$(613,915)	$(449,258)	$(118,406)	$(139,406)	$(297,514)	$122,641
Net realized gain (loss) on security transactions	469,733	1,272,988	5,925,820	2,008,838	1,565,648	(156,028)	(179,300)	(153,063)	(173,672)
Net realized gain distributions	143,696	432,548	5,026,901	3,155,648	901,417	6,376	1,360,484	1,873,452	191,691
Change in unrealized appreciation (depreciation) during the period	405,841	(1,228,204)	1,572,175	(4,605,794)	(8,953,408)	(633,117)	(1,721,574)	(2,303,488)	(2,277,381)
Net increase (decrease) in net assets resulting from operations	852,438	(117,629)	11,136,714	(55,223)	(6,935,601)	(901,175)	(679,796)	(880,613)	(2,136,721)

Unit transactions:
Purchases	282,278	226,497	1,426,210	660,982	762,209	106,259	66,607	277,318	44,742
Net transfers	(123,162)	(1,156,340)	(14,127,713)	(3,470,071)	3,321,479	(1,016,907)	(365,144)	(2,387,502)	(1,516,391)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	19,311,178	37,513,157	26,745,936
Surrenders for benefit payments and fees	(2,310,489)	(5,922,925)	(31,004,826)	(16,205,750)	(20,241,818)	(2,902,108)	(2,026,273)	(3,700,123)	(3,071,580)
Other transactions	—	3,526	14,619	10,175	6,864	25	(343)	(104)	341
Death benefits	(123,728)	(446,905)	(2,543,940)	(1,553,740)	(1,541,105)	(169,815)	(298,682)	(833,696)	(359,923)
Net annuity transactions	46,090	(1,180)	(4,941)	(758)	(1,929)	—	304,514	373,522	62,225
Net increase (decrease) in net assets resulting from unit transactions	(2,229,011)	(7,297,327)	(46,240,591)	(20,559,162)	(17,694,300)	(3,982,546)	16,991,857	31,242,572	21,905,350
Net increase (decrease) in net assets	(1,376,573)	(7,414,956)	(35,103,877)	(20,614,385)	(24,629,901)	(4,883,721)	16,312,061	30,361,959	19,768,629

Net assets:
Beginning of period	17,528,173	40,560,163	236,251,625	138,122,783	140,857,233	21,600,303	—	—	—
End of period	$16,151,600	$33,145,207	$201,147,748	$117,508,398	$116,227,332	$16,716,582	$16,312,061	$30,361,959	$19,768,629

(20) Funded as of March 27, 2015.
(21) Merged with MFS® Core Equity Fund. Change effective March 27, 2015.
(22) Funded as of March 27, 2015.
(23) Merged with MFS® Investors Growth Stock Fund. Change effective March 27, 2015.
(24) Funded as of March 27, 2015.
(25) Merged with MFS® Research International Fund. Change effective March 27, 2015.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Period Ended December 31, 2014

	American Century VP Value Fund	American Century VP Growth Fund	AllianceBernstein VPS Balanced Wealth Strategy Portfolio	AllianceBernstein VPS International Value Portfolio	AllianceBernstein VPS Small/Mid Cap Value Portfolio	AllianceBernstein VPS Value Portfolio	AllianceBernstein VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$40,955	$(23,057)	$200,553	$393,290	$(167,722)	$(1,641)	$(77,203)	$(355,612)	$(1,701,556)	$3,667,118
Net realized gain (loss) on security transactions	520,433	112,430	2,114,444	814,724	1,655,070	135,315	134,520	1,487,378	15,624,662	(3,725,101)
Net realized gain distributions	—	284,208	3,783,774	—	1,993,193	—	—	—	792,636	—
Change in unrealized appreciation (depreciation) during the period	497,898	(134,764)	(4,653,319)	(2,946,670)	(2,267,938)	(12,831)	(171,940)	1,580,154	(4,250,757)	7,168,587
Net increase (decrease) in net assets resulting from operations	1,059,286	238,817	1,445,452	(1,738,656)	1,212,603	120,843	(114,623)	2,711,920	10,464,985	7,110,604

Unit transactions:
Purchases	76,212	37,214	219,529	157,152	109,173	8,443	41,072	476,606	1,337,834	2,111,770
Net transfers	(63,649)	(293,094)	499,578	815,944	(907,608)	(68,309)	57,704	(1,890,656)	(1,164,913)	7,457,325
Surrenders for benefit payments and fees	(522,265)	(98,703)	(7,889,089)	(5,289,716)	(3,348,972)	(503,838)	(687,787)	(10,913,685)	(34,766,753)	(68,793,349)
Other transactions	(44)	639	3,280	3,098	1,764	1,011	1,892	10,434	180,360	66,872
Death benefits	(51,247)	(17,597)	(438,016)	(305,586)	(299,862)	(22,916)	(41,067)	(1,457,289)	(3,369,080)	(8,474,044)
Net annuity transactions	—	—	—	—	9,334	—	(372)	74,552	358,086	796,216
Net increase (decrease) in net assets resulting from unit transactions	(560,993)	(371,541)	(7,604,718)	(4,619,108)	(4,436,171)	(585,609)	(628,558)	(13,700,038)	(37,424,466)	(66,835,210)
Net increase (decrease) in net assets	498,293	(132,724)	(6,159,266)	(6,357,764)	(3,223,568)	(464,766)	(743,181)	(10,988,118)	(26,959,481)	(59,724,606)

Net assets:
Beginning of period	9,047,606	2,556,956	28,819,016	27,426,593	19,124,217	1,977,649	5,064,207	69,438,460	184,316,927	348,991,412
End of period	$9,545,899	$2,424,232	$22,659,750	$21,068,829	$15,900,649	$1,512,883	$4,321,026	$58,450,342	$157,357,446	$289,266,806

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund	American Funds Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(298,549)	$(2,962,179)	$(1,872,665)	$(249,632)	$(454)	$(2,351,619)	$1,128	$(837,909)	$3,949,806	$(3,183,064)
Net realized gain (loss) on security transactions	13,731,063	8,799,819	13,116,331	611,988	14,110	(1)	22,057	2,647,687	11,391,844	66,255,713
Net realized gain distributions	—	17,366,669	8,953,921	839,392	—	—	31,609	1,156,641	—	42,180,431
Change in unrealized appreciation (depreciation) during the period	(14,824,511)	(18,831,584)	(20,534,121)	(428,046)	13,023	—	45,842	(2,823,386)	(5,563,718)	(75,911,588)
Net increase (decrease) in net assets resulting from operations	(1,391,997)	4,372,725	(336,534)	773,702	26,679	(2,351,620)	100,636	143,033	9,777,932	29,341,492

Unit transactions:
Purchases	999,278	735,935	604,865	192,100	—	1,483,816	9,773	543,487	933,953	4,465,432
Net transfers	591,227	589,612	(9,837,650)	1,939,068	48,699	367,585,945	291,152	541,401	(7,065,339)	(7,540,976)
Surrenders for benefit payments and fees	(36,658,919)	(28,678,774)	(21,476,286)	(6,571,749)	(63,745)	(346,686,562)	(19,841)	(27,180,120)	(46,146,639)	(148,259,282)
Other transactions	204,145	106,472	92,213	15,921	1	1,073,311	(10)	35,926	103,396	81,370
Death benefits	(2,678,317)	(2,548,547)	(1,395,470)	(465,489)	—	(11,966,561)	(5,023)	(2,373,860)	(5,149,848)	(21,006,914)
Net annuity transactions	184,940	319,642	33,682	—	—	180,685	—	184,501	475,260	2,910,478
Net increase (decrease) in net assets resulting from unit transactions	(37,357,646)	(29,475,660)	(31,978,646)	(4,890,149)	(15,045)	11,670,634	276,051	(28,248,665)	(56,849,217)	(169,349,892)
Net increase (decrease) in net assets	(38,749,643)	(25,102,935)	(32,315,180)	(4,116,447)	11,634	9,319,014	376,687	(28,105,632)	(47,071,285)	(140,008,400)

Net assets:
Beginning of period	197,701,864	174,545,433	130,204,555	18,718,879	293,702	126,589,751	424,726	143,324,592	274,040,478	931,691,583
End of period	$158,952,221	$149,442,498	$97,889,375	$14,602,432	$305,336	$135,908,765	$801,413	$115,218,960	$226,969,193	$791,683,183

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Wells Fargo Advantage VT Omega Growth Fund	Fidelity® VIP Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$6,372,676	$1,578,741	$(1,879,204)	$(17,434,056)	$(9,378,259)	$(2,014,395)	$(1,570,727)	$(3,329,761)	$(20,948)	$(116,972)
Net realized gain (loss) on security transactions	45,141,005	2,474,561	29,290,820	151,293,563	160,153,326	24,746,694	15,047,141	20,163,105	171,759	741,826
Net realized gain distributions	—	313,469	28,645,355	81,208,627	85,447,722	—	17,554,685	915,901	208,585	—
Change in unrealized appreciation (depreciation) during the period	14,112,844	27,001,270	(55,213,852)	(112,239,735)	(90,526,805)	(41,051,722)	(46,861,791)	(16,532,034)	(345,520)	(73,801)
Net increase (decrease) in net assets resulting from operations	65,626,525	31,368,041	843,119	102,828,399	145,695,984	(18,319,423)	(15,830,692)	1,217,211	13,876	551,053

Unit transactions:
Purchases	2,677,197	3,075,704	1,098,864	7,594,185	8,586,911	1,917,346	915,805	1,076,282	6,400	33,548
Net transfers	11,406,413	(2,076,175)	(12,328,713)	(52,832,826)	(61,692,090)	(1,195,506)	(5,817,608)	(6,548,318)	(123,408)	1,814,073
Surrenders for benefit payments and fees	(91,319,502)	(178,880,627)	(49,947,625)	(301,688,571)	(326,946,447)	(84,629,061)	(30,508,805)	(38,811,056)	(274,816)	(1,511,537)
Other transactions	69,949	1,465,256	98,773	591,002	567,556	288,805	51,977	146,585	(59)	142
Death benefits	(11,098,314)	(16,323,697)	(4,922,335)	(32,373,589)	(41,120,648)	(7,669,067)	(2,806,704)	(3,178,691)	(7,725)	(76,812)
Net annuity transactions	1,748,084	1,614,092	434,361	3,132,009	5,060,250	658,522	132,099	311,803	14,556	—
Net increase (decrease) in net assets resulting from unit transactions	(86,516,173)	(191,125,447)	(65,566,675)	(375,577,790)	(415,544,468)	(90,628,961)	(38,033,236)	(47,003,395)	(385,052)	259,414
Net increase (decrease) in net assets	(20,889,648)	(159,757,406)	(64,723,556)	(272,749,391)	(269,848,484)	(108,948,384)	(53,863,928)	(45,786,184)	(371,176)	810,467

Net assets:
Beginning of period	545,529,305	932,642,581	325,981,493	1,806,018,975	1,894,684,591	508,181,057	198,682,325	224,224,571	1,328,236	6,152,984
End of period	$524,639,657	$772,885,175	$261,257,937	$1,533,269,584	$1,624,836,107	$399,232,673	$144,818,397	$178,438,387	$957,060	$6,963,451

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account (2)	Sub-Account (3)	Sub-Account (4)	Sub-Account (5)

Operations:
Net investment income (loss)	$(645,214)	$(1,057,802)	$(49,090)	$(57,417)	$26,240	$(2,409,044)	$36,372,086	$(666,999)	$(85,691)	$(3,954,948)
Net realized gain (loss) on security transactions	9,570,215	6,339,147	612,005	292,741	856	52,186,453	34,569,019	8,266,618	(151,596)	12,932,312
Net realized gain distributions	1,709,607	1,690,910	—	155,496	15,397	11,070,482	—	—	—	42,626,232
Change in unrealized appreciation (depreciation) during the period	(2,030,076)	(3,891,185)	(331,462)	(71,953)	(10,465)	(25,448,552)	(32,929,081)	128,781	1,139,053	(40,728,435)
Net increase (decrease) in net assets resulting from operations	8,604,532	3,081,070	231,453	318,867	32,028	35,399,339	38,012,024	7,728,400	901,766	10,875,161

Unit transactions:
Purchases	875,370	518,248	20,341	18,683	7,903	3,184,180	6,586,597	859,413	18,552	1,162,851
Net transfers	(2,135,011)	(2,710,072)	(185,975)	1,480,227	209,893	(15,846,027)	(12,263,058)	5,896,968	(73,578)	(13,011,786)
Surrenders for benefit payments and fees	(13,926,846)	(14,197,751)	(856,940)	(1,083,037)	(136,687)	(107,670,573)	(226,523,372)	(16,902,186)	(730,123)	(38,393,296)
Other transactions	14,888	17,141	(1)	40	(1)	466,989	151,029	34,854	(13)	109,320
Death benefits	(1,408,998)	(702,468)	(268,570)	(49,063)	(14,805)	(11,024,124)	(26,197,032)	(1,693,350)	(240,560)	(3,177,568)
Net annuity transactions	53,840	18,291	—	—	—	809,512	3,304,009	180,305	52,008	306,146
Net increase (decrease) in net assets resulting from unit transactions	(16,526,757)	(17,056,611)	(1,291,145)	366,850	66,303	(130,080,043)	(254,941,827)	(11,623,996)	(973,714)	(53,004,333)
Net increase (decrease) in net assets	(7,922,225)	(13,975,541)	(1,059,692)	685,717	98,331	(94,680,704)	(216,929,803)	(3,895,596)	(71,948)	(42,129,172)

Net assets:
Beginning of period	93,638,207	77,806,071	5,633,750	3,598,618	1,233,705	621,186,179	1,196,794,237	85,241,546	7,469,531	238,352,339
End of period	$85,715,982	$63,830,530	$4,574,058	$4,284,335	$1,332,036	$526,505,475	$979,864,434	$81,345,950	$7,397,583	$196,223,167

(1) Formerly Franklin Rising Dividends Securities Fund. Change effective May 1, 2014.
(2) Formerly Franklin Income Securities Fund. Change effective May 1, 2014.
(3) Formerly Franklin Large Cap Growth Securities Fund. Change effective May 1, 2014.
(4) Formerly Franklin Global Real Estate Securities Fund. Change effective May 1, 2014.
(5) Formerly Franklin Small-Mid Cap Growth Securities Fund. Change effective May 1, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Franklin Large Cap Value VIP Fund	Templeton Global Bond VIP Fund
	Sub-Account (6)	Sub-Account (7)	Sub-Account (8)	Sub-Account (9)	Sub-Account (10)	Sub-Account (11)	Sub-Account (12)	Sub-Account (13)	Sub-Account (14)(15)	Sub-Account (16)

Operations:
Net investment income (loss)	$(805,194)	$21,560,433	$1,538,743	$(123,819)	$354,282	$(1,291,820)	$1,048,742	$(730,934)	$97,262	$3,025,772
Net realized gain (loss) on security transactions	7,374,962	3,622,386	67,997,139	2,332,999	15,197,438	22,571,880	17,538,106	3,511,098	(672,529)	940,338
Net realized gain distributions	5,635,146	9,946,697	3,988,846	—	—	—	21,827,039	5,710,781	7,102,150	—
Change in unrealized appreciation (depreciation) during the period	(13,082,690)	(31,976,869)	(30,519,763)	(9,684,621)	(52,823,186)	(34,203,348)	(26,527,701)	(7,190,876)	(5,948,692)	(3,544,867)
Net increase (decrease) in net assets resulting from operations	(877,776)	3,152,647	43,004,965	(7,475,441)	(37,271,466)	(12,923,288)	13,886,186	1,300,069	578,191	421,243

Unit transactions:
Purchases	395,689	2,629,484	5,052,786	443,792	2,031,738	2,346,670	1,921,516	475,088	27,271	931,843
Net transfers	(5,026,620)	4,197,585	(25,527,333)	(2,003,606)	15,862,403	(7,634,582)	(6,513,174)	1,029,648	(23,781,886)	2,111,125
Surrenders for benefit payments and fees	(15,235,191)	(102,365,180)	(153,683,888)	(14,405,017)	(62,785,192)	(65,301,056)	(61,357,991)	(7,663,642)	(4,973,590)	(15,361,056)
Other transactions	71,886	43,564	423,913	19,947	212,163	142,989	107,213	4,881	23,658	4,786
Death benefits	(955,553)	(10,947,423)	(14,803,829)	(828,583)	(5,446,912)	(6,894,829)	(6,893,586)	(630,111)	(324,730)	(1,687,629)
Net annuity transactions	65,787	1,015,624	1,813,941	52,488	631,631	595,797	390,249	(408)	(71,855)	(13,007)
Net increase (decrease) in net assets resulting from unit transactions	(20,684,002)	(105,426,346)	(186,724,410)	(16,720,979)	(49,494,169)	(76,745,011)	(72,345,773)	(6,784,544)	(29,101,132)	(14,013,938)
Net increase (decrease) in net assets	(21,561,778)	(102,273,699)	(143,719,445)	(24,196,420)	(86,765,635)	(89,668,299)	(58,459,587)	(5,484,475)	(28,522,941)	(13,592,695)

Net assets:
Beginning of period	86,274,032	552,057,488	866,111,651	88,623,337	344,232,677	374,312,587	370,297,414	40,741,967	28,522,941	91,465,010
End of period	$64,712,254	$449,783,789	$722,392,206	$64,426,917	$257,467,042	$284,644,288	$311,837,827	$35,257,492	$—	$77,872,315

(6) Formerly Franklin Small Cap Value Securities Fund. Change effective May 1, 2014.
(7) Formerly Franklin Strategic Income Securities Fund. Change effective May 1, 2014.
(8) Formerly Franklin Templeton Mutual Shares Securities. Change effective May 1, 2014.
(9) Formerly Templeton Developing Markets Securities Fund. Change effective May 1, 2014.
(10) Formerly Templeton Foreign Securities Fund. Change effective May 1, 2014.
(11) Formerly Templeton Growth Securities Fund. Change effective May 1, 2014.
(12) Formerly Mutual Global Discovery Securities Fund. Change effective May 1, 2014.
(13) Formerly Franklin Flex Cap Growth Securities Fund. Change effective May 1, 2014.
(14) Liquidated as of November 7, 2014.
(15) Formerly Franklin Large Cap Value Securities Fund. Change effective May 1, 2014.
(16) Formerly Templeton Global Bond Securities Fund. Change effective May 1, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Research HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (17)	Sub-Account (18)	Sub-Account	Sub-Account (19)	Sub-Account (20)	Sub-Account

Operations:
Net investment income (loss)	$28,286	$10,821,094	$(3,545,440)	$1,039,540	$10,523	$(27,068)	$(923,189)	$(80,823)	$(1,969,658)	$2,520,325
Net realized gain (loss) on security transactions	1,804,066	19,095,584	85,979,909	59,616,616	293,479	288,261	18,995,707	3,773,356	24,876,679	1,050,217
Net realized gain distributions	—	—	74,426,250	47,152,886	42,838	—	897,758	5,302,598	24,386,857	—
Change in unrealized appreciation (depreciation) during the period	(228,586)	1,220,031	(123,169,179)	(61,073,933)	(271,901)	(112,710)	(5,178,694)	(8,432,218)	(29,441,612)	(2,866,435)
Net increase (decrease) in net assets resulting from operations	1,603,766	31,136,709	33,691,540	46,735,109	74,939	148,483	13,791,582	562,913	17,852,266	704,107

Unit transactions:
Purchases	29,646	6,590,627	6,073,749	4,430,661	2,994	33,213	805,464	40,632	1,489,121	574,957
Net transfers	2,319,576	5,775,340	(19,680,469)	(22,112,854)	(1,187,929)	1,281,088	(9,453,363)	(18,492,601)	7,843,323	(728,233)
Surrenders for benefit payments and fees	(5,293,727)	(197,271,560)	(141,741,732)	(112,907,813)	(96,841)	(868,256)	(27,148,770)	(1,386,199)	(38,158,440)	(10,091,525)
Other transactions	1,475	221,195	110,808	76,896	(1)	(38)	37,877	(203)	56,964	1,678
Death benefits	(263,691)	(8,456,624)	(7,691,734)	(6,221,796)	(2,949)	(73,377)	(1,156,183)	(91,732)	(1,795,844)	(802,503)
Net annuity transactions	—	(5,346)	(30,534)	144,572	—	—	(1,070)	(10,515)	9,322	(541)
Net increase (decrease) in net assets resulting from unit transactions	(3,206,721)	(193,146,368)	(162,959,912)	(136,590,334)	(1,284,726)	372,630	(36,916,045)	(19,940,618)	(30,555,554)	(11,046,167)
Net increase (decrease) in net assets	(1,602,955)	(162,009,659)	(129,268,372)	(89,855,225)	(1,209,787)	521,113	(23,124,463)	(19,377,705)	(12,703,288)	(10,342,060)

Net assets:
Beginning of period	20,632,562	733,978,421	636,714,458	469,218,428	1,209,787	3,033,315	116,872,515	19,377,705	159,748,073	48,924,260
End of period	$19,029,607	$571,968,762	507,446,086	379,363,203	—	3,554,428	93,748,052	—	147,044,785	38,582,200

(17) Merged with Hartford Global Growth HLS Fund. Change effective June 23, 2014.
(18) Merged with Hartford Global Research HLS Fund. Change effective June 23, 2014.
(19) Merged with Hartford Growth Opportunities HLS Fund. Change effective June 23, 2014.
(20) Merged with Hartford Growth HLS Fund. Change effective June 23, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Hartford Index HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	American Funds Asset Allocation HLS Fund
	Sub-Account (21)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (22)

Operations:
Net investment income (loss)	$126,353	$299,508	$(10,350)	$(5,143,683)	$(276,210)	$(167,264)	$4,198	$129,617	$15,330	$3,054
Net realized gain (loss) on security transactions	6,376,594	2,972,596	598,993	234,233	1,708,661	790,323	197,655	(173,267)	1,827,987	(4,965,447)
Net realized gain distributions	1,521,864	—	1,407,680	—	2,999,495	1,812,022	—	—	—	13,522,009
Change in unrealized appreciation (depreciation) during the period	(7,138,851)	(5,515,932)	(1,757,083)	180,532	(3,567,650)	(2,263,937)	(55)	327,884	114,484	(9,138,094)
Net increase (decrease) in net assets resulting from operations	885,960	(2,243,828)	239,240	(4,728,918)	864,296	171,144	201,798	284,234	1,957,801	(578,478)

Unit transactions:
Purchases	223,270	456,208	172,912	1,976,073	91,771	46,046	93,020	268,566	110,491	197,566
Net transfers	(34,753,085)	1,906,496	(577,217)	(18,138,612)	(1,666,701)	(1,607,090)	8,882	205,086	(2,029,303)	(40,756,314)
Surrenders for benefit payments and fees	(1,379,569)	(11,308,915)	(1,452,202)	(83,535,355)	(4,962,635)	(1,903,099)	(495,031)	(5,604,055)	(2,831,481)	(5,847,722)
Other transactions	2,440	19,596	1,353	495,481	6,077	7,210	8	4,657	7,254	6,532
Death benefits	(116,583)	(419,061)	(50,574)	(9,504,632)	(112,645)	(46,803)	—	(488,241)	(265,540)	(264,974)
Net annuity transactions	—	—	(988)	190,338	—	(375)	—	(364)	—	(1,707)
Net increase (decrease) in net assets resulting from unit transactions	(36,023,527)	(9,345,676)	(1,906,716)	(108,516,707)	(6,644,133)	(3,504,111)	(393,121)	(5,614,351)	(5,008,579)	(46,666,619)
Net increase (decrease) in net assets	(35,137,567)	(11,589,504)	(1,667,476)	(113,245,625)	(5,779,837)	(3,332,967)	(191,323)	(5,330,117)	(3,050,778)	(47,245,097)

Net assets:
Beginning of period	35,137,567	54,368,079	8,835,165	359,160,633	21,697,890	11,759,718	2,376,059	25,954,659	22,957,524	47,245,097
End of period	$—	$42,778,575	$7,167,689	$245,915,008	$15,918,053	$8,426,751	$2,184,736	$20,624,542	$19,906,746	$—

(21) Merged with HIMCO VIT Index Fund. Change effective October 20, 2014.
(22) Merged with HIMCO VIT American Funds Asset Allocation Fund. Change effective October 20, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	American Funds Blue Chip Income and Growth HLS Fund	American Funds Bond HLS Fund	American Funds Global Bond HLS Fund	American Funds Global Growth and Income HLS Fund	American Funds Global Growth HLS Fund	American Funds Global Small Capitalization HLS Fund	American Funds Growth HLS Fund	American Funds Growth-Income HLS Fund	American Funds International HLS Fund	American Funds New World HLS Fund
	Sub-Account (23)	Sub-Account (24)	Sub-Account (25)	Sub-Account (26)	Sub-Account (27)	Sub-Account (28)	Sub-Account (29)	Sub-Account (30)	Sub-Account (31)	Sub-Account (32)

Operations:
Net investment income (loss)	$78,774	$582,575	$(166,996)	$679,091	$(95,059)	$(445,914)	$(1,343,280)	$(268,692)	$(250,286)	$(77,409)
Net realized gain (loss) on security transactions	2,701,619	(1,781,779)	(1,180,935)	(5,176,578)	(3,276,486)	213,807	26,570,277	15,729,774	6,050,742	(7,143,515)
Net realized gain distributions	7,486,354	7,540,595	1,107,681	15,576,695	8,305,474	8,918,721	81,546,456	44,754,328	31,395,384	8,389,173
Change in unrealized appreciation (depreciation) during the period	(8,313,559)	473,420	583,398	(11,782,811)	(6,005,861)	(10,685,539)	(108,595,232)	(57,197,443)	(46,901,257)	(2,859,355)
Net increase (decrease) in net assets resulting from operations	1,953,188	6,814,811	343,148	(703,603)	(1,071,932)	(1,998,925)	(1,821,779)	3,017,967	(9,705,417)	(1,691,106)

Unit transactions:
Purchases	579,236	1,307,244	59,829	214,849	125,870	321,345	2,160,628	1,192,296	1,621,491	225,356
Net transfers	(35,306,336)	(158,525,991)	(13,027,562)	(35,800,737)	(17,089,976)	(38,830,954)	(234,856,611)	(140,006,401)	(138,299,569)	(22,635,707)
Surrenders for benefit payments and fees	(3,718,011)	(49,060,217)	(1,043,294)	(4,506,580)	(2,469,178)	(9,987,450)	(48,950,806)	(24,512,534)	(35,675,241)	(3,086,542)
Other transactions	2,330	103,948	671	14,569	15,867	27,390	115,032	59,438	59,935	2,230
Death benefits	(301,340)	(1,057,009)	(120,831)	(323,293)	(333,660)	(155,121)	(1,727,169)	(886,384)	(1,407,677)	(201,537)
Net annuity transactions	—	(68,874)	—	(1,962)	—	(30,014)	(89,663)	(82,093)	(42,364)	—
Net increase (decrease) in net assets resulting from unit transactions	(38,744,121)	(207,300,899)	(14,131,187)	(40,403,154)	(19,751,077)	(48,654,804)	(283,348,589)	(164,235,678)	(173,743,425)	(25,696,200)
Net increase (decrease) in net assets	(36,790,933)	(200,486,088)	(13,788,039)	(41,106,757)	(20,823,009)	(50,653,729)	(285,170,368)	(161,217,711)	(183,448,842)	(27,387,306)

Net assets:
Beginning of period	36,790,933	200,486,088	13,788,039	41,106,757	20,823,009	50,653,729	285,170,368	161,217,711	183,448,842	27,387,306
End of period	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

(23) Merged with HIMCO VIT American Funds Blue Chip Income and Growth Fund. Change effective October 20, 2014.
(24) Merged with HIMCO VIT American Funds Bond Fund. Change effective October 20, 2014.
(25) Merged with HIMCO VIT American Funds Global Bond Fund. Change effective October 20, 2014.
(26) Merged with HIMCO VIT American Funds Global Growth and Income Fund. Change effective October 20, 2014.
(27) Merged with HIMCO VIT American Funds Global Growth Fund. Change effective October 20, 2014.
(28) Merged with HIMCO VIT American Funds Global Small Capitalization Fund. Change effective October 20, 2014.
(29) Merged with HIMCO VIT American Funds Growth Fund. Change effective October 20, 2014.
(30) Merged with HIMCO VIT American Funds Growth-Income Fund. Change effective October 20, 2014.
(31) Merged with HIMCO VIT American Funds International Fund. Change effective October 20, 2014.
(32) Merged with HIMCO VIT American Funds New World Fund. Change effective October 20, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Hartford Portfolio Diversifier HLS Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Core Equity Fund	MFS® Growth Fund	MFS® Global Equity Fund	MFS® Investors Growth Stock Fund	MFS® Investors Trust Fund
	Sub-Account (33)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(854,004)	$(89,302)	$9,251	$1,389,521	$(82,809)	$(179,585)	$(2,517,613)	$(274,962)	$(489,918)	$(1,857,267)
Net realized gain (loss) on security transactions	(44,800,779)	319,021	1,266,667	1,835,855	997,328	1,136,261	11,235,462	2,064,525	2,871,598	21,434,113
Net realized gain distributions	—	2,531,604	1,993,547	1,237,017	—	—	10,701,273	233,760	2,034,051	14,173,911
Change in unrealized appreciation (depreciation) during the period	44,047,951	(1,879,178)	(1,708,206)	(2,875,711)	(309,678)	619,326	(8,249,676)	(1,591,430)	(1,106,960)	(18,083,165)
Net increase (decrease) in net assets resulting from operations	(1,606,832)	882,145	1,561,259	1,586,682	604,841	1,576,002	11,169,446	431,893	3,308,771	15,667,592

Unit transactions:
Purchases	2,456,683	128,930	105,844	301,387	38,750	56,084	1,184,602	147,243	149,167	1,636,282
Net transfers	(302,784,589)	(821,120)	413,936	272,631	(453,221)	480,157	(2,843,022)	(285,371)	(844,185)	(11,844,945)
Surrenders for benefit payments and fees	(14,147,912)	(704,383)	(4,578,177)	(11,123,496)	(1,642,644)	(2,619,348)	(34,298,791)	(4,795,357)	(6,502,149)	(36,914,252)
Other transactions	4,287	20	3,324	4,805	36	25	343,076	24,373	14,027	24,322
Death benefits	(1,983,524)	(101,697)	(407,088)	(872,463)	(166,859)	(490,095)	(2,307,393)	(389,827)	(800,943)	(3,884,370)
Net annuity transactions	—	—	(721)	89,955	—	(26,428)	95,640	50,644	179,741	398,296
Net increase (decrease) in net assets resulting from unit transactions	(316,455,055)	(1,498,250)	(4,462,882)	(11,327,181)	(2,223,938)	(2,599,605)	(37,825,888)	(5,248,295)	(7,804,342)	(50,584,667)
Net increase (decrease) in net assets	(318,061,887)	(616,105)	(2,901,623)	(9,740,499)	(1,619,097)	(1,023,603)	(26,656,442)	(4,816,402)	(4,495,571)	(34,917,075)

Net assets:
Beginning of period	318,061,887	14,954,661	18,126,146	55,209,422	11,416,004	20,424,438	178,720,894	27,230,932	41,144,906	213,740,356
End of period	$—	$14,338,556	$15,224,523	$45,468,923	$9,796,907	$19,400,835	$152,064,452	$22,414,530	$36,649,335	$178,823,281

(33) Merged with HIMCO VIT Portfolio Diversifier Fund. Change effective October 20, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	MFS® Mid Cap Growth Fund	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Research Bond Fund	MFS® Research International Fund	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund	BlackRock Global Opportunities V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(1,053,642)	$(2,613,777)	$(916)	$(649,692)	$8,809,000	$(78,510)	$(217,649)	$4,491,312	$55,580	$(3,080)
Net realized gain (loss) on security transactions	4,138,504	10,500,734	30,581,402	37,879,553	10,928,833	195,548	2,495,682	1,806,070	29,879	23,645
Net realized gain distributions	5,899,365	26,527,641	14,489,884	10,340,905	—	—	1,712,474	—	418,461	15,052
Change in unrealized appreciation (depreciation) during the period	(5,476,643)	(49,149,301)	(9,084,466)	(19,615,754)	12,346,014	(2,268,368)	(2,115,345)	(4,328,611)	(465,769)	(59,314)
Net increase (decrease) in net assets resulting from operations	3,507,584	(14,734,703)	35,985,904	27,955,012	32,083,847	(2,151,330)	1,875,162	1,968,771	38,151	(23,697)

Unit transactions:
Purchases	256,438	1,079,571	3,775,145	2,060,860	3,890,995	160,195	100,263	903,256	4,152	—
Net transfers	(609,078)	(14,832,798)	(6,547,684)	(24,568,728)	3,349,848	2,882,477	1,355,891	(13,940,019)	101,136	(11,540)
Surrenders for benefit payments and fees	(9,286,447)	(27,872,272)	(112,210,812)	(72,287,626)	(178,947,466)	(4,876,448)	(4,845,288)	(26,366,682)	(149,789)	(20,171)
Other transactions	15,327	19,634	65,557	265,639	1,735,506	9,363	10,018	64,252	(1)	—
Death benefits	(984,679)	(2,773,149)	(15,267,352)	(5,524,608)	(10,114,509)	(369,734)	(639,246)	(4,665,312)	(64,335)	(1,793)
Net loan
Net annuity transactions	212,985	243,653	1,796,818	283,574	316,935	36,221	66,300	579,008	—	—
Cost of insurance
Net increase (decrease) in net assets resulting from unit transactions	(10,395,454)	(44,135,361)	(128,388,328)	(99,770,889)	(179,768,691)	(2,157,926)	(3,952,062)	(43,425,497)	(108,837)	(33,504)
Net increase (decrease) in net assets	(6,887,870)	(58,870,064)	(92,402,424)	(71,815,877)	(147,684,844)	(4,309,256)	(2,076,900)	(41,456,726)	(70,686)	(57,201)

Net assets:
Beginning of period	60,765,890	174,807,224	621,611,838	395,887,084	819,089,472	27,807,527	29,265,106	157,908,538	4,878,497	398,006
End of period	$53,878,020	$115,937,160	$529,209,414	$324,071,207	$671,404,628	$23,498,271	$27,188,206	$116,451,812	$4,807,811	$340,805

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	BlackRock Large Cap Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	UIF Core Plus Fixed Income Portfolio	UIF Growth Portfolio	UIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	Morgan Stanley Mid Cap Growth Portfolio	BlackRock Capital Appreciation V.I. Fund	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Fund/VA
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(11,443)	$59,606	$9,226	$(51,763)	$(216,741)	$(171,082)	$(11,116)	$(89,627)	$(33,173)	$(136,781)
Net realized gain (loss) on security transactions	101,906	364,246	18,239	141,542	1,262,899	1,348,876	45,098	245,755	261,235	1,790,052
Net realized gain distributions	110,168	611,494	—	227,086	2,191,255	1,092,734	70,043	1,402,320	53,020	857,554
Change in unrealized appreciation (depreciation) during the period	(103,501)	(213,256)	26,267	(182,158)	(3,232,853)	(1,231,614)	(112,716)	(873,338)	(16,495)	(2,395,636)
Net increase (decrease) in net assets resulting from operations	97,130	822,090	53,732	134,707	4,560	1,038,914	(8,691)	685,110	264,587	115,189

Unit transactions:
Purchases	—	15,275	—	3,233	57,318	40,437	—	10,333	12,600	72,983
Net transfers	20,418	(771,955)	98,177	(68,766)	235,771	(126,925)	44,140	(880,858)	483,705	(287,666)
Surrenders for benefit payments and fees	(163,243)	(521,052)	(228,488)	(658,818)	(3,046,539)	(2,244,065)	(118,403)	(467,916)	(501,709)	(3,297,365)
Other transactions	—	(144)	(1)	1	5,332	3,114	(61)	(56)	313	2,993
Death benefits	(64,732)	(15,318)	(46,625)	(24,259)	(149,479)	(73,130)	(32,399)	(14,248)	(179)	(63,946)
Net annuity transactions	16,193	(729)	—	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(191,364)	(1,293,923)	(176,937)	(748,609)	(2,897,597)	(2,400,569)	(106,723)	(1,352,745)	(5,270)	(3,573,001)
Net increase (decrease) in net assets	(94,234)	(471,833)	(123,205)	(613,902)	(2,893,037)	(1,361,655)	(115,414)	(667,635)	259,317	(3,457,812)

Net assets:
Beginning of period	942,228	10,732,962	983,095	3,346,277	17,333,856	14,215,747	709,839	9,392,354	2,252,777	19,317,277
End of period	$847,994	$10,261,129	$859,890	$2,732,375	$14,440,819	$12,854,092	$594,425	$8,724,719	$2,512,094	$15,859,465

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Equity Income Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Investors Fund	Putnam VT Small Cap Value Fund	Putnam VT Voyager Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(38,422)	$(217,876)	$(2,427)	$4,365,820	$36,495	$(3,620)	$(9,704)	$(154)	$(32,447)	$(19,479)
Net realized gain (loss) on security transactions	279,022	3,101,526	182,206	985,046	294,124	42,442	104,447	3,811	106,230	746,416
Net realized gain distributions	73,762	3,386,592	147,096	—	185,477	—	—	—	659,420	201,402
Change in unrealized appreciation (depreciation) during the period	(17,341)	(4,145,701)	(18,452)	(5,797,835)	(171,595)	(158,290)	(200,668)	25,922	(713,721)	16,620
Net increase (decrease) in net assets resulting from operations	297,021	2,124,541	308,423	(446,969)	344,501	(119,468)	(105,925)	29,579	19,482	944,959

Unit transactions:
Purchases	6,365	171,144	59,557	494,218	34,862	—	2,045	384	6,190	82,196
Net transfers	108,610	(479,478)	87,201	472,405	(299,296)	95,592	39,546	249,832	(537,328)	(417,303)
Surrenders for benefit payments and fees	(426,705)	(5,130,744)	(661,112)	(13,933,869)	(511,618)	(158,896)	(332,198)	(6,593)	(455,907)	(558,547)
Other transactions	2,008	1,564	946	2,579	26	—	829	—	376	(192)
Death benefits	(90,923)	(272,204)	(18,428)	(732,101)	—	(14,027)	(2,584)	—	(7,614)	(50,354)
Net annuity transactions	—	—	—	130,779	—	—	56,168	—	(188)	—
Net increase (decrease) in net assets resulting from unit transactions	(400,645)	(5,709,718)	(531,836)	(13,565,989)	(776,026)	(77,331)	(236,194)	243,623	(994,471)	(944,200)
Net increase (decrease) in net assets	(103,624)	(3,585,177)	(223,413)	(14,012,958)	(431,525)	(196,799)	(342,119)	273,202	(974,989)	759

Net assets:
Beginning of period	3,800,498	25,782,479	3,689,507	69,534,219	5,048,593	1,150,307	1,585,939	185,390	3,280,334	10,533,928
End of period	$3,696,874	$22,197,302	$3,466,094	$55,521,261	$4,617,068	$953,508	$1,243,820	$458,592	$2,305,345	$10,534,687

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO EqS Pathfinder Fund®	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund	Jennison Fund	Prudential Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (34)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$16,114	$77,743	$(76,448)	$8,896	$(10,660)	$(874)	$(6,727)	$82,144	$(16,212)	$(1,113,652)
Net realized gain (loss) on security transactions	135,974	(927)	246,742	(2,722)	9,410	72	3,264	4,512,287	179,291	5,021,769
Net realized gain distributions	—	—	120,897	—	—	—	—	4,454,082	—	—
Change in unrealized appreciation (depreciation) during the period	48,898	(82,463)	(269,684)	19,174	26,483	3,590	30,648	(5,697,494)	3,737	(161,620)
Net increase (decrease) in net assets resulting from operations	200,986	(5,647)	21,507	25,348	25,233	2,788	27,185	3,351,019	166,816	3,746,497

Unit transactions:
Purchases	22,712	3,818	11,198	3,144	—	—	—	267,356	4,986	465,535
Net transfers	372,834	(167,451)	(258,934)	25,394	(50)	—	—	(2,574,211)	(100,323)	4,202,317
Surrenders for benefit payments and fees	(292,865)	(42,781)	(410,692)	(28,164)	(10,973)	—	(4,286)	(8,430,039)	(589,914)	(10,945,926)
Other transactions	(1)	1	56	—	1	—	2	4,174	(1)	4,810
Death benefits	—	(48,984)	(12,232)	(9,088)	—	—	—	(640,600)	(55,385)	(953,570)
Net annuity transactions	—	—	—	—	—	—	—	(15,617)	—	132,579
Net increase (decrease) in net assets resulting from unit transactions	102,680	(255,397)	(670,604)	(8,714)	(11,022)	—	(4,284)	(11,388,937)	(740,637)	(7,094,255)
Net increase (decrease) in net assets	303,666	(261,044)	(649,097)	16,634	14,211	2,788	22,901	(8,037,918)	(573,821)	(3,347,758)

Net assets:
Beginning of period	1,730,502	2,028,753	8,157,536	764,413	544,906	38,735	355,503	44,729,272	2,702,011	62,824,449
End of period	$2,034,168	$1,767,709	$7,508,439	$781,047	$559,117	$41,523	$378,404	$36,691,354	$2,128,190	$59,476,691

(34) Formerly PIMCO Global Multi-Asset Fund. Change effective April 30, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	Invesco V.I. Mid Cap Growth Fund	Wells Fargo Advantage VT Index Asset Allocation Fund	Wells Fargo Advantage VT Total Return Bond Fund	Wells Fargo Advantage VT Intrinsic Value Fund	Wells Fargo Advantage VT International Equity Fund	Wells Fargo Advantage VT Small Cap Growth Fund	Wells Fargo Advantage VT Discovery Fund	Wells Fargo Advantage VT Small Cap Value Fund	Wells Fargo Advantage VT Opportunity Fund	HIMCO VIT Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (35)(36)

Operations:
Net investment income (loss)	$(234,913)	$(4,349)	$(21,890)	$(23,589)	$5,795	$(40,310)	$(29,628)	$(3,647)	$(6,249)	$(81,000)
Net realized gain (loss) on security transactions	1,443,324	56,128	502	145,993	52,996	156,560	285,850	(2,097)	77,217	156,874
Net realized gain distributions	—	—	—	—	18,565	194,115	179,686	—	—	—
Change in unrealized appreciation (depreciation) during the period	(672,323)	56,441	164,207	51,288	(137,813)	(412,785)	(480,632)	7,891	(38,115)	3,034,796
Net increase (decrease) in net assets resulting from operations	536,088	108,220	142,819	173,692	(60,457)	(102,420)	(44,724)	2,147	32,853	3,110,670

Unit transactions:
Purchases	314,094	17,500	11,475	10,250	4,250	2,050	5,000	1,500	1,975	436,310
Net transfers	(1,073,051)	81,968	127,904	(228,460)	(118,358)	1,942	(273,219)	58,084	(171,445)	32,968,574
Surrenders for benefit payments and fees	(2,310,068)	(159,894)	(864,716)	(368,191)	(214,094)	(445,330)	(300,023)	(71,920)	(3,724)	(328,821)
Other transactions	7,387	(1)	1,784	(54)	16	130	64	1	—	(2,431)
Death benefits	(259,653)	—	(135,640)	(5,484)	(3,588)	(61,640)	—	—	—	(26,223)
Net annuity transactions	35,565	—	21,094	—	—	1,322	3,446	897	—	—
Net increase (decrease) in net assets resulting from unit transactions	(3,285,726)	(60,427)	(838,099)	(591,939)	(331,774)	(501,526)	(564,732)	(11,438)	(173,194)	33,047,409
Net increase (decrease) in net assets	(2,749,638)	47,793	(695,280)	(418,247)	(392,231)	(603,946)	(609,456)	(9,291)	(140,341)	36,158,079

Net assets:
Beginning of period	13,448,655	723,530	4,292,748	2,539,064	1,099,723	2,534,678	1,875,011	229,743	410,366	—
End of period	$10,699,017	$771,323	$3,597,468	$2,120,817	$707,492	$1,930,732	$1,265,555	$220,452	$270,025	$36,158,079

(35) Funded as of October 17, 2014.
(36) Merged with Hartford Index HLS Fund. Change effective October 20, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Period Ended December 31, 2014

	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund
	Sub-Account (37)(38)	Sub-Account (39)(40)	Sub-Account (41)(42)	Sub-Account (43)(44)	Sub-Account (45)(46)	Sub-Account (47)(48)	Sub-Account (49)(50)	Sub-Account (51)(52)	Sub-Account (53)(54)	Sub-Account (55)(56)

Operations:
Net investment income (loss)	$(139,283)	$(147,030)	$(129,543)	$(494,976)	$(42,051)	$(127,710)	$(62,611)	$(130,397)	$(741,154)	$(431,324)
Net realized gain (loss) on security transactions	(131,440)	126,387	130,785	(14,727)	(9,377)	75,847	37,107	76,084	762,299	446,966
Net realized gain distributions	—	—	—	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	(7,491,805)	1,962,863	2,749,860	167,942	(311,605)	2,220,832	1,121,249	2,471,527	18,670,560	9,754,288
Net increase (decrease) in net assets resulting from operations	(7,762,528)	1,942,220	2,751,102	(341,761)	(363,033)	2,168,969	1,095,745	2,417,214	18,691,705	9,769,930

Unit transactions:
Purchases	725,486	67,840	55,888	131,924	2,997	65,750	76,287	28,077	250,849	220,907
Net transfers	318,250,596	40,522,671	37,185,644	159,948,533	12,610,865	35,688,913	16,594,742	39,233,648	223,419,086	131,447,462
Surrenders for benefit payments and fees	(3,426,521)	(1,784,473)	(716,444)	(5,178,167)	(265,910)	(704,888)	(236,644)	(1,102,519)	(5,943,871)	(3,304,974)
Other transactions	(3,010)	947	1,086	415	1	(3)	(2)	528	2,902	1,893
Death benefits	(203,229)	(148,358)	(5,459)	(226,872)	(59,276)	(59,882)	(1,955)	(45,637)	(253,972)	(258,206)
Net annuity transactions	—	1,285	—	66,413	—	1,468	—	28,852	84,926	245,771
Net increase (decrease) in net assets resulting from unit transactions	315,343,322	38,659,912	36,520,715	154,742,246	12,288,677	34,991,358	16,432,428	38,142,949	217,559,920	128,352,853
Net increase (decrease) in net assets	307,580,794	40,602,132	39,271,817	154,400,485	11,925,644	37,160,327	17,528,173	40,560,163	236,251,625	138,122,783

Net assets:
Beginning of period	—	—	—	—	—	—	—	—	—	—
End of period	$307,580,794	$40,602,132	$39,271,817	$154,400,485	$11,925,644	$37,160,327	$17,528,173	$40,560,163	$236,251,625	$138,122,783

(37) Merged with Hartford Portfolio Diversifier HLS Fund. Change effective October 20, 2014.
(38) Funded as of October 17, 2014.
(39) Merged with American Funds Asset Allocation HLS Fund. Change effective October 20, 2014.
(40) Funded as of October 17, 2014.
(41) Merged with American Funds Blue Chip Income and Growth HLS Fund. Change effective October 20, 2014.
(42) Funded as of October 17, 2014.
(43) Merged with American Funds Bond HLS Fund. Change effective October 20, 2014.
(44) Funded as of October 17, 2014.
(45) Merged with American Funds Global Bond HLS Fund. Change effective October 20, 2014.
(46) Funded as of October 17, 2014.
(47) Merged with American Funds Global Growth and Income HLS Fund. Change effective October 20, 2014.
(48) Funded as of October 17, 2014.
(49) Merged with American Funds Global Growth HLS Fund. Change effective October 20, 2014.
(50) Funded as of October 17, 2014.
(51) Merged with American Funds Global Small Capitalization HLS Fund. Change effective October 20, 2014.
(52) Funded as of October 17, 2014.
(53) Merged with American Funds Growth HLS Fund. Change effective October 20, 2014.
(54) Funded as of October 17, 2014.
(55) Merged with American Funds Growth-Income HLS Fund. Change effective October 20, 2014.
(56) Funded as of October 17, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Period Ended December 31, 2014

	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund
	Sub-Account (57)(58)	Sub-Account (59)(60)

Operations:
Net investment income (loss)	$(447,222)	$(76,043)
Net realized gain (loss) on security transactions	264,581	9,405
Net realized gain distributions	—	—
Change in unrealized appreciation (depreciation) during the period	4,049,250	(539,893)
Net increase (decrease) in net assets resulting from operations	3,866,609	(606,531)

Unit transactions:
Purchases	128,626	17,585
Net transfers	141,499,778	22,709,817
Surrenders for benefit payments and fees	(4,579,335)	(503,034)
Other transactions	11,088	3
Death benefits	(109,835)	(17,537)
Net annuity transactions	40,302	—
Net increase (decrease) in net assets resulting from unit transactions	136,990,624	22,206,834
Net increase (decrease) in net assets	140,857,233	21,600,303

Net assets:
Beginning of period	—	—
End of period	$140,857,233	$21,600,303

(57) Merged with American Funds International HLS Fund. Change effective October 20, 2014.
(58) Funded as of October 17, 2014.
(59) Merged with American Funds New World HLS Fund. Change effective October 20, 2014.
(60) Funded as of October 17, 2014.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life and Annuity Insurance Company
Notes to Financial Statements
December 31, 2015

1. Organization:

Separate Account Seven (the “Account”) is a separate investment account established by Hartford Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.

The Account is comprised of the following Sub-Accounts:

American Century VP Value Fund, American Century VP Growth Fund, AB VPS Balanced Wealth Strategy Portfolio (Formerly AllianceBernstein VPS Balanced Wealth Strategy Portfolio), AB VPS International Value Portfolio (Formerly AllianceBernstein VPS International Value Portfolio), AB VPS Small/Mid Cap Value Portfolio (Formerly AllianceBernstein VPS Small/Mid Cap Value Portfolio), AB VPS Value Portfolio (Formerly AllianceBernstein VPS Value Portfolio), AB VPS International Growth Portfolio (Formerly AllianceBernstein VPS International Growth Portfolio), Invesco V.I. Value Opportunities Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced Risk Allocation Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Money Market Fund, American Century VP Mid Cap Value Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Wells Fargo VT Omega Growth Fund (Formerly Wells Fargo Advantage VT Omega Growth Fund), Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Dynamic Capital Appreciation Portfolio, Fidelity® VIP Strategic Income Portfolio, Franklin Rising Dividends VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Flex Cap Growth VIP Fund, Templeton Global Bond VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, MFS® Core Equity Fund (Merged with MFS® Core Equity Portfolio), MFS® Growth Fund, MFS® Global Equity Fund, MFS® Investors Growth Stock Fund (Merged with MFS® Massachusetts Investors Growth Stock Portfolio), MFS® Investors Trust Fund, MFS® Mid Cap Growth Fund, MFS® New Discovery Fund, MFS® Total Return Fund, MFS® Value Fund, MFS® Total Return Bond Series (Formerly MFS® Research Bond Fund), MFS® Research International Fund (Merged with MFS® Research International Portfolio), MFS® Research Fund, MFS® High Yield Portfolio, BlackRock Global Allocation V.I. Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund, UIF Core Plus Fixed Income Portfolio, UIF Growth Portfolio, UIF Mid Cap Growth Portfolio, Invesco V.I. American Value Fund, Morgan Stanley Mid Cap Growth Portfolio, BlackRock Capital Appreciation V.I. Fund, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Fund/VA, Oppenheimer Main Street Fund®/VA, Oppenheimer Main Street Small Cap Fund/VA, Oppenheimer Equity Income Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Small Cap Value Fund, Putnam VT Voyager Fund, Putnam VT Equity Income Fund, PIMCO All Asset Fund, PIMCO Global Dividend Portfolio (Formerly PIMCO EqS Pathfinder Fund®), PIMCO Global Multi-Asset Managed Allocation Portfolio, Jennison 20/20 Focus Fund, Jennison Fund, Prudential Value Portfolio, Invesco V.I. Growth and Income Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Invesco V.I. Mid Cap Growth Fund, Wells Fargo VT Index Asset Allocation Fund (Formerly Wells Fargo Advantage VT Index Asset Allocation Fund), Wells Fargo VT Total Return Bond Fund (Formerly Wells Fargo Advantage VT Total Return Bond Fund), Wells Fargo VT Intrinsic Value Fund (Formerly Wells Fargo Advantage VT Intrinsic Value Fund), Wells Fargo VT International Equity Fund (Formerly Wells Fargo Advantage VT International Equity Fund), Wells Fargo VT Small Cap Growth Fund (Formerly Wells Fargo Advantage VT Small Cap Growth Fund), Wells Fargo VT Discovery Fund (Formerly Wells Fargo Advantage VT Discovery Fund), Wells Fargo VT Small Cap Value Fund (Formerly Wells Fargo Advantage VT Small Cap Value Fund), Wells Fargo VT Opportunity Fund (Formerly Wells Fargo Advantage VT Opportunity Fund), HIMCO VIT Index Fund, HIMCO VIT Portfolio Diversifier Fund, HIMCO VIT American Funds Asset Allocation Fund, HIMCO VIT American Funds Blue Chip Income and Growth Fund, HIMCO VIT American Funds Bond Fund, HIMCO VIT American Funds Global Bond Fund, HIMCO VIT American Funds Global Growth and Income Fund, HIMCO VIT American Funds Global Growth Fund, HIMCO VIT American Funds Global Small Capitalization Fund, HIMCO VIT American Funds Growth Fund, HIMCO VIT American Funds Growth-Income Fund, HIMCO VIT American Funds International Fund, HIMCO VIT American Funds New World Fund, MFS® Core Equity Portfolio (Merged with MFS® Core Equity Fund), MFS® Massachusetts Investors Growth Stock Portfolio (Merged with MFS® Investors Growth Stock Fund), and MFS® Research International Portfolio (Merged with MFS® Research International Fund).

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. For 2015, these transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets. For 2014, the following transfers due to fund mergers are included in net transfers on the statements of changes in net assets:

Surviving Sub-Account	Assets Received
Hartford Global Growth HLS Fund	$1,176,082
Hartford Growth Opportunities HLS Fund	$17,839,630
HIMCO VIT Index Fund	$33,312,131
HIMCO VIT American Funds Asset Allocation Fund	$40,872,003
HIMCO VIT American Funds Blue Chip Income and Growth Fund	$36,927,616
HIMCO VIT American Funds Bond Fund	$158,852,048
HIMCO VIT American Funds Global Bond Fund	$12,442,485
HIMCO VIT American Funds Global Growth and Income Fund	$35,290,741
HIMCO VIT American Funds Global Growth Fund	$16,567,775
HIMCO VIT American Funds Global Small Capitalization Fund	$39,149,992
HIMCO VIT American Funds Growth Fund	$224,951,652
HIMCO VIT American Funds Growth-Income Fund	$132,898,080
HIMCO VIT American Funds International Fund	$140,515,523
HIMCO VIT American Funds New World Fund	$22,283,320
HIMCO VIT Portfolio Diversifier Fund	$312,740,525

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2015 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. As of December 31, 2015 the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels.There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2015 and 2014.

g) Accounting for Uncertain Tax Positions - Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2015. The 2012 through 2015 tax years generally remain subject to examination by U.S. Federal and most state tax authorities.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.55% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $50 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

MAV/EPB Death Benefit Charge maximum of 0.30%
MAV Plus maximum of 0.30%
The Hartford’s Principal First Charge maximum of 0.75%
The Hartford’s Principal First Preferred Charge maximum of 0.20%
MAV 70 Death Benefit Charge maximum of 0.20%
Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Return of Premium Death Benefit maximum of 0.75%
MAV III maximum of 1.50%
MAV IV maximum of 1.50%
MAV V maximum of 1.50%
Legacy lock maximum of 1.50%
Daily lock maximum of 2.50%
Return of Premium III maximum of 0.75%
Return of Premium IV maximum of 0.75%
Return of Premium V maximum of 0.75%
Maximum daily value maximum of 1.50%
Safety Plus maximum of 2.50%
Future6 maximum of 2.50%
Future5 maximum of 2.50%
Premium Based Charges maximum of 0.71%
The Hartford’s Lifetime Income Builder Charge maximum of 0.75%
The Hartford’s Lifetime Income Builder II Charge maximum of 0.75%
The Hartford’s Lifetime Income Foundation Charge maximum of 0.30%
The Hartford’s Lifetime Income Builder Selects Charge maximum of 1.50%
The Hartford’s Lifetime Income Builder Portfolios Charge maximum of 1.50%
Income Foundation Builder maximum of 2.50%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Distribution Charge - A Distribution Charge of 0.75% may be charged, by the Sponsor Company, to the contract’s value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of eight years after each respective premium payment. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

g) Transactions with Related Parties - The Sponsor and its affiliates receive fees from the HLS and HIMCO VIT funds for services provided to these Funds. The fees received for these services are a maximum of 1.04% and 1.35%, respectively, of the Funds’ average daily net assets.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2015 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century VP Value Fund	$1,111,473	$2,607,340
American Century VP Growth Fund	$345,761	$446,604
AB VPS Balanced Wealth Strategy Portfolio+	$4,829,675	$7,367,591
AB VPS International Value Portfolio+	$2,858,707	$5,792,277
AB VPS Small/Mid Cap Value Portfolio+	$3,549,547	$4,492,328
AB VPS Value Portfolio+	$87,668	$514,026
AB VPS International Growth Portfolio+	$583,995	$2,089,855
Invesco V.I. Value Opportunities Fund	$7,151,219	$12,083,427
Invesco V.I. Core Equity Fund	$24,000,971	$37,795,127
Invesco V.I. Government Securities Fund	$46,003,002	$89,028,001
Invesco V.I. International Growth Fund	$17,007,416	$39,946,175
Invesco V.I. Mid Cap Core Equity Fund	$18,920,085	$34,487,000
Invesco V.I. Small Cap Equity Fund	$27,577,335	$27,195,272
Invesco V.I. Balanced Risk Allocation Fund	$2,625,766	$3,035,347
Invesco V.I. Diversified Dividend Fund	$27,115	$100,485
Invesco V.I. Money Market Fund	$276,136,513	$251,274,732
American Century VP Mid Cap Value Fund	$309,622	$334,576
American Funds Global Bond Fund	$8,348,263	$33,423,008
American Funds Global Growth and Income Fund	$13,535,998	$52,260,622
American Funds Asset Allocation Fund	$86,721,279	$163,435,685
American Funds Blue Chip Income and Growth Fund	$74,506,668	$119,035,666
American Funds Bond Fund	$56,108,063	$170,552,984
American Funds Global Growth Fund	$47,618,802	$55,666,639
American Funds Growth Fund	$334,303,529	$315,339,720
American Funds Growth-Income Fund	$261,443,317	$332,582,507
American Funds International Fund	$43,122,655	$81,154,466
American Funds New World Fund	$12,832,292	$32,196,385
American Funds Global Small Capitalization Fund	$26,954,100	$46,219,655
Wells Fargo VT Omega Growth Fund+	$273,115	$212,533
Fidelity® VIP Growth Portfolio	$1,531,121	$2,413,070
Fidelity® VIP Contrafund® Portfolio	$13,752,746	$20,945,277
Fidelity® VIP Mid Cap Portfolio	$10,662,281	$14,616,561
Fidelity® VIP Value Strategies Portfolio	$551,900	$1,813,657
Fidelity® VIP Dynamic Capital Appreciation Portfolio	$1,687,221	$1,714,718
Fidelity® VIP Strategic Income Portfolio	$166,913	$363,370
Franklin Rising Dividends VIP Fund	$73,851,926	$113,572,646
Franklin Income VIP Fund	$57,091,059	$222,147,137
Franklin Large Cap Growth VIP Fund	$37,472,555	$29,753,639
Franklin Global Real Estate VIP Fund	$572,900	$1,745,027
Franklin Small-Mid Cap Growth VIP Fund	$62,436,326	$53,011,232
Franklin Small Cap Value VIP Fund	$16,729,848	$18,139,224
Franklin Strategic Income VIP Fund	$51,841,286	$107,265,309
Franklin Mutual Shares VIP Fund	$79,693,843	$141,626,887
Templeton Developing Markets VIP Fund	$13,519,956	$16,083,168
Templeton Foreign VIP Fund	$43,989,222	$63,401,489
Templeton Growth VIP Fund	$16,626,724	$64,024,561
Franklin Mutual Global Discovery VIP Fund	$33,603,094	$64,065,567
Franklin Flex Cap Growth VIP Fund	$28,348,250	$15,148,263
Templeton Global Bond VIP Fund	$10,237,153	$16,232,259
Hartford Balanced HLS Fund	$5,784,749	$9,157,562
Hartford Total Return Bond HLS Fund	$60,668,963	$123,887,474
Hartford Capital Appreciation HLS Fund	$101,416,947	$109,939,628
Hartford Dividend and Growth HLS Fund	$62,041,488	$76,153,639
Hartford Global Growth HLS Fund	$2,089,692	$1,019,422
Hartford Disciplined Equity HLS Fund	$31,240,830	$25,249,166
Hartford Growth Opportunities HLS Fund	$35,232,684	$44,051,975
Hartford High Yield HLS Fund	$11,927,616	$17,960,154
Hartford International Opportunities HLS Fund	$4,941,626	$12,309,455
Hartford Small/Mid Cap Equity HLS Fund	$1,816,230	$1,979,273
Hartford Ultrashort Bond HLS Fund	$34,799,326	$83,576,673
Hartford Small Company HLS Fund	$4,104,418	$5,369,382
Hartford SmallCap Growth HLS Fund	$2,772,878	$2,870,928
Hartford Stock HLS Fund	$880,663	$1,037,733
Hartford U.S. Government Securities HLS Fund	$13,178,278	$9,556,923
Hartford Value HLS Fund	$2,287,682	$4,454,614
Lord Abbett Fundamental Equity Fund	$2,568,816	$2,881,099
Lord Abbett Calibrated Dividend Growth Fund	$2,818,050	$3,240,706
Lord Abbett Bond Debenture Fund	$5,256,488	$11,703,805
Lord Abbett Growth and Income Fund	$1,487,395	$2,913,221
MFS® Core Equity Fund+	$2,055,866	$20,797,923
MFS® Growth Fund	$26,898,043	$41,203,005
MFS® Global Equity Fund	$3,121,705	$5,804,290
MFS® Investors Growth Stock Fund+	$6,850,568	$40,496,150
MFS® Investors Trust Fund	$24,139,460	$45,491,995
MFS® Mid Cap Growth Fund	$19,881,263	$18,815,868
MFS® New Discovery Fund	$12,465,246	$36,779,860
MFS® Total Return Fund	$51,099,068	$111,279,463
MFS® Value Fund	$41,858,656	$73,028,613
MFS® Total Return Bond Series+	$64,335,325	$152,978,958
MFS® Research International Fund+	$4,307,196	$28,739,776
MFS® Research Fund	$5,738,673	$9,394,840
MFS® High Yield Portfolio	$35,931,341	$53,637,196
BlackRock Global Allocation V.I. Fund	$1,099,193	$504,694
BlackRock Global Opportunities V.I. Fund	$10,965	$120,695
BlackRock Large Cap Growth V.I. Fund	$58,932	$221,161
BlackRock Equity Dividend V.I. Fund	$1,819,240	$1,782,334
UIF Core Plus Fixed Income Portfolio	$182,637	$374,652
UIF Growth Portfolio	$454,919	$796,194
UIF Mid Cap Growth Portfolio	$3,073,502	$3,093,758
Invesco V.I. American Value Fund	$2,522,352	$2,976,506
Morgan Stanley Mid Cap Growth Portfolio	$107,244	$226,225
BlackRock Capital Appreciation V.I. Fund	$1,946,011	$2,805,239
Oppenheimer Capital Appreciation Fund/VA	$1,318,097	$922,600
Oppenheimer Global Fund/VA	$2,884,191	$4,692,606
Oppenheimer Main Street Fund®/VA	$1,357,255	$1,426,994
Oppenheimer Main Street Small Cap Fund/VA	$4,628,697	$5,979,204
Oppenheimer Equity Income Fund/VA	$774,250	$934,814
Putnam VT Diversified Income Fund	$9,453,120	$12,954,757
Putnam VT Global Asset Allocation Fund	$674,253	$1,854,966
Putnam VT International Value Fund	$180,434	$247,304
Putnam VT International Equity Fund	$607,584	$589,317
Putnam VT Investors Fund	$71,373	$170,227
Putnam VT Small Cap Value Fund	$473,293	$772,017
Putnam VT Voyager Fund	$3,221,206	$2,907,441
Putnam VT Equity Income Fund	$414,912	$776,427
PIMCO All Asset Fund	$96,537	$206,192
PIMCO Global Dividend Portfolio+	$2,492,199	$1,608,486
PIMCO Global Multi-Asset Managed Allocation Portfolio	$48,277	$175,801
Jennison 20/20 Focus Fund	$—	$59,575
Jennison Fund	$—	$973
Prudential Value Portfolio	$27	$10,761
Invesco V.I. Growth and Income Fund	$7,760,553	$8,067,789
Invesco V.I. Comstock Fund	$74,337	$337,213
Invesco V.I. American Franchise Fund	$6,967,204	$18,525,948
Invesco V.I. Mid Cap Growth Fund	$12,417,871	$10,064,443
Wells Fargo VT Index Asset Allocation Fund+	$67,594	$481,389
Wells Fargo VT Total Return Bond Fund+	$335,784	$1,807,023
Wells Fargo VT Intrinsic Value Fund+	$371,778	$532,820
Wells Fargo VT International Equity Fund+	$192,364	$215,556
Wells Fargo VT Small Cap Growth Fund+	$420,258	$797,304
Wells Fargo VT Discovery Fund+	$349,086	$507,157
Wells Fargo VT Small Cap Value Fund+	$1,929	$103,539
Wells Fargo VT Opportunity Fund+	$26,895	$90,399
HIMCO VIT Index Fund	$8,538,936	$7,896,213
HIMCO VIT Portfolio Diversifier Fund	$35,689,907	$58,318,747
HIMCO VIT American Funds Asset Allocation Fund	$5,243,754	$12,969,781
HIMCO VIT American Funds Blue Chip Income and Growth Fund	$5,149,920	$10,257,423
HIMCO VIT American Funds Bond Fund	$12,393,811	$42,062,197
HIMCO VIT American Funds Global Bond Fund	$492,472	$3,467,353
HIMCO VIT American Funds Global Growth and Income Fund	$3,131,738	$8,797,475
HIMCO VIT American Funds Global Growth Fund	$2,121,157	$4,373,305
HIMCO VIT American Funds Global Small Capitalization Fund	$4,648,572	$12,108,310
HIMCO VIT American Funds Growth Fund	$13,997,705	$56,599,576
HIMCO VIT American Funds Growth-Income Fund	$11,201,634	$29,219,064
HIMCO VIT American Funds International Fund	$14,847,594	$32,089,741
HIMCO VIT American Funds New World Fund	$1,906,317	$6,000,892
MFS® Core Equity Portfolio+	$22,325,859	$4,112,926
MFS® Massachusetts Investors Growth Stock Portfolio+	$40,922,179	$8,103,668
MFS® Research International Portfolio+	$30,107,240	$7,887,559
+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2015 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	60,826	157,528	(96,702)
American Century VP Growth Fund	15,711	30,299	(14,588)
AB VPS Balanced Wealth Strategy Portfolio+	194,741	541,951	(347,210)
AB VPS International Value Portfolio+	317,336	732,983	(415,647)
AB VPS Small/Mid Cap Value Portfolio+	65,135	223,765	(158,630)
AB VPS Value Portfolio+	5,070	38,332	(33,262)
AB VPS International Growth Portfolio+	61,713	229,398	(167,685)
Invesco V.I. Value Opportunities Fund	1,489,248	6,966,262	(5,477,014)
Invesco V.I. Core Equity Fund	572,691	2,128,535	(1,555,844)
Invesco V.I. Government Securities Fund	30,470,268	63,649,890	(33,179,622)
Invesco V.I. International Growth Fund	4,191,355	10,979,373	(6,788,018)
Invesco V.I. Mid Cap Core Equity Fund	2,866,338	13,896,429	(11,030,091)
Invesco V.I. Small Cap Equity Fund	538,999	1,236,346	(697,347)
Invesco V.I. Balanced Risk Allocation Fund	77,271	231,188	(153,917)
Invesco V.I. Diversified Dividend Fund	1,418	5,793	(4,375)
Invesco V.I. Money Market Fund	28,858,534	26,009,070	2,849,464
American Century VP Mid Cap Value Fund	16,003	19,951	(3,948)
American Funds Global Bond Fund	485,008	2,606,372	(2,121,364)
American Funds Global Growth and Income Fund	709,220	3,396,919	(2,687,699)
American Funds Asset Allocation Fund	1,462,799	8,179,093	(6,716,294)
American Funds Blue Chip Income and Growth Fund	12,523,176	67,650,295	(55,127,119)
American Funds Bond Fund	2,226,769	10,515,045	(8,288,276)
American Funds Global Growth Fund	1,086,881	2,489,650	(1,402,769)
American Funds Growth Fund	1,795,951	16,373,669	(14,577,718)
American Funds Growth-Income Fund	1,572,098	15,474,320	(13,902,222)
American Funds International Fund	1,209,250	4,751,486	(3,542,236)
American Funds New World Fund	218,551	1,198,419	(979,868)
American Funds Global Small Capitalization Fund	646,592	1,926,213	(1,279,621)
Wells Fargo VT Omega Growth Fund+	5,331	9,985	(4,654)
Fidelity® VIP Growth Portfolio	83,775	151,920	(68,145)
Fidelity® VIP Contrafund® Portfolio	326,452	1,196,769	(870,317)
Fidelity® VIP Mid Cap Portfolio	173,653	832,556	(658,903)
Fidelity® VIP Value Strategies Portfolio	31,720	111,283	(79,563)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	80,367	93,993	(13,626)
Fidelity® VIP Strategic Income Portfolio	9,812	28,134	(18,322)
Franklin Rising Dividends VIP Fund	923,429	4,921,780	(3,998,351)
Franklin Income VIP Fund	1,205,173	11,237,040	(10,031,867)
Franklin Large Cap Growth VIP Fund	1,007,922	1,685,588	(677,666)
Franklin Global Real Estate VIP Fund	15,052	74,527	(59,475)
Franklin Small-Mid Cap Growth VIP Fund	1,124,055	3,061,928	(1,937,873)
Franklin Small Cap Value VIP Fund	559,338	1,203,624	(644,286)
Franklin Strategic Income VIP Fund	1,180,040	5,478,503	(4,298,463)
Franklin Mutual Shares VIP Fund	1,105,217	6,900,242	(5,795,025)
Templeton Developing Markets VIP Fund	342,461	984,053	(641,592)
Templeton Foreign VIP Fund	2,297,812	4,525,487	(2,227,675)
Templeton Growth VIP Fund	751,594	3,971,650	(3,220,056)
Franklin Mutual Global Discovery VIP Fund	492,824	2,419,933	(1,927,109)
Franklin Flex Cap Growth VIP Fund	482,163	883,041	(400,878)
Templeton Global Bond VIP Fund	328,725	1,120,250	(791,525)
Hartford Balanced HLS Fund	360,119	589,342	(229,223)
Hartford Total Return Bond HLS Fund	2,623,012	9,539,859	(6,916,847)
Hartford Capital Appreciation HLS Fund	843,194	6,954,396	(6,111,202)
Hartford Dividend and Growth HLS Fund	604,580	4,474,650	(3,870,070)
Hartford Global Growth HLS Fund	147,077	77,269	69,808
Hartford Disciplined Equity HLS Fund	249,243	1,338,540	(1,089,297)
Hartford Growth Opportunities HLS Fund	480,403	2,514,429	(2,034,026)
Hartford High Yield HLS Fund	642,436	1,136,429	(493,993)
Hartford International Opportunities HLS Fund	379,857	1,026,654	(646,797)
Hartford Small/Mid Cap Equity HLS Fund	34,852	111,572	(76,720)
Hartford Ultrashort Bond HLS Fund	20,849,344	60,667,326	(39,817,982)
Hartford Small Company HLS Fund	97,139	288,618	(191,479)
Hartford SmallCap Growth HLS Fund	82,559	119,047	(36,488)
Hartford Stock HLS Fund	53,601	61,483	(7,882)
Hartford U.S. Government Securities HLS Fund	1,233,597	890,299	343,298
Hartford Value HLS Fund	92,755	268,739	(175,984)
Lord Abbett Fundamental Equity Fund	84,227	164,453	(80,226)
Lord Abbett Calibrated Dividend Growth Fund	84,695	187,228	(102,533)
Lord Abbett Bond Debenture Fund	226,574	723,348	(496,774)
Lord Abbett Growth and Income Fund	64,448	196,356	(131,908)
MFS® Core Equity Fund+	73,657	1,521,205	(1,447,548)
MFS® Growth Fund	1,490,443	2,840,218	(1,349,775)
MFS® Global Equity Fund	104,899	256,636	(151,737)
MFS® Investors Growth Stock Fund+	280,682	3,261,285	(2,980,603)
MFS® Investors Trust Fund	466,118	2,875,976	(2,409,858)
MFS® Mid Cap Growth Fund	1,668,962	2,031,203	(362,241)
MFS® New Discovery Fund	531,650	1,829,047	(1,297,397)
MFS® Total Return Fund	1,396,897	5,839,605	(4,442,708)
MFS® Value Fund	924,631	3,291,534	(2,366,903)
MFS® Total Return Bond Series+	3,440,614	10,804,682	(7,364,068)
MFS® Research International Fund+	259,669	1,958,616	(1,698,947)
MFS® Research Fund	214,929	486,110	(271,181)
MFS® High Yield Portfolio	2,783,900	4,955,160	(2,171,260)
BlackRock Global Allocation V.I. Fund	63,229	38,413	24,816
BlackRock Global Opportunities V.I. Fund	287	7,001	(6,714)
BlackRock Large Cap Growth V.I. Fund	1,052	12,257	(11,205)
BlackRock Equity Dividend V.I. Fund	76,726	113,468	(36,742)
UIF Core Plus Fixed Income Portfolio	15,043	34,052	(19,009)
UIF Growth Portfolio	6,499	51,468	(44,969)
UIF Mid Cap Growth Portfolio	56,179	181,264	(125,085)
Invesco V.I. American Value Fund	63,056	155,935	(92,879)
Morgan Stanley Mid Cap Growth Portfolio	391	14,366	(13,975)
BlackRock Capital Appreciation V.I. Fund	91,667	180,378	(88,711)
Oppenheimer Capital Appreciation Fund/VA	54,612	54,055	557
Oppenheimer Global Fund/VA	111,235	298,188	(186,953)
Oppenheimer Main Street Fund®/VA	44,502	87,084	(42,582)
Oppenheimer Main Street Small Cap Fund/VA	85,480	297,866	(212,386)
Oppenheimer Equity Income Fund/VA	30,027	61,799	(31,772)
Putnam VT Diversified Income Fund	338,078	919,883	(581,805)
Putnam VT Global Asset Allocation Fund	10,344	120,087	(109,743)
Putnam VT International Value Fund	17,872	26,367	(8,495)
Putnam VT International Equity Fund	57,477	57,819	(342)
Putnam VT Investors Fund	3,091	7,315	(4,224)
Putnam VT Small Cap Value Fund	12,391	45,441	(33,050)
Putnam VT Voyager Fund	96,450	159,714	(63,264)
Putnam VT Equity Income Fund	17,469	33,239	(15,770)
PIMCO All Asset Fund	4,349	17,481	(13,132)
PIMCO Global Dividend Portfolio+	119,675	125,813	(6,138)
PIMCO Global Multi-Asset Managed Allocation Portfolio	3,697	16,821	(13,124)
Jennison 20/20 Focus Fund	—	23,132	(23,132)
Jennison Fund	—	—	—
Prudential Value Portfolio	—	871	(871)
Invesco V.I. Growth and Income Fund	140,672	457,332	(316,660)
Invesco V.I. Comstock Fund	1,656	13,586	(11,930)
Invesco V.I. American Franchise Fund	449,081	1,155,428	(706,347)
Invesco V.I. Mid Cap Growth Fund	765,343	693,273	72,070
Wells Fargo VT Index Asset Allocation Fund+	32,096	167,491	(135,395)
Wells Fargo VT Total Return Bond Fund+	190,477	814,079	(623,602)
Wells Fargo VT Intrinsic Value Fund+	51,507	257,805	(206,298)
Wells Fargo VT International Equity Fund+	12,522	15,186	(2,664)
Wells Fargo VT Small Cap Growth Fund+	35,019	246,305	(211,286)
Wells Fargo VT Discovery Fund+	6,365	18,879	(12,514)
Wells Fargo VT Small Cap Value Fund+	98	5,617	(5,519)
Wells Fargo VT Opportunity Fund+	207	4,241	(4,034)
HIMCO VIT Index Fund	412,143	382,146	29,997
HIMCO VIT Portfolio Diversifier Fund	4,345,335	7,177,846	(2,832,511)
HIMCO VIT American Funds Asset Allocation Fund	275,739	851,756	(576,017)
HIMCO VIT American Funds Blue Chip Income and Growth Fund	222,964	620,835	(397,871)
HIMCO VIT American Funds Bond Fund	909,233	3,655,678	(2,746,445)
HIMCO VIT American Funds Global Bond Fund	35,625	311,439	(275,814)
HIMCO VIT American Funds Global Growth and Income Fund	111,771	656,664	(544,893)
HIMCO VIT American Funds Global Growth Fund	121,782	278,321	(156,539)
HIMCO VIT American Funds Global Small Capitalization Fund	353,291	953,343	(600,052)
HIMCO VIT American Funds Growth Fund	454,707	3,575,840	(3,121,133)
HIMCO VIT American Funds Growth-Income Fund	431,424	1,802,703	(1,371,279)
HIMCO VIT American Funds International Fund	1,173,755	2,847,345	(1,673,590)
HIMCO VIT American Funds New World Fund	153,774	546,467	(392,693)
MFS® Core Equity Portfolio+	1,980,538	374,847	1,605,691
MFS® Massachusetts Investors Growth Stock Portfolio+	3,743,271	742,014	3,001,257
MFS® Research International Portfolio+	2,813,419	735,972	2,077,447

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2014 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
American Century VP Value Fund	90,366	124,968	(34,602)
American Century VP Growth Fund	10,890	37,852	(26,962)
AllianceBernstein VPS Balanced Wealth Strategy Portfolio	187,164	784,884	(597,720)
AllianceBernstein VPS International Value Portfolio	292,571	911,504	(618,933)
AllianceBernstein VPS Small/Mid Cap Value Portfolio	154,444	410,147	(255,703)
AllianceBernstein VPS Value Portfolio	34,079	83,845	(49,766)
AllianceBernstein VPS International Growth Portfolio	41,713	111,922	(70,209)
Invesco V.I. Value Opportunities Fund	4,625,203	13,704,741	(9,079,538)
Invesco V.I. Core Equity Fund	815,564	3,054,509	(2,238,945)
Invesco V.I. Government Securities Fund	26,800,464	77,591,853	(50,791,389)
Invesco V.I. International Growth Fund	4,109,264	15,334,884	(11,225,620)
Invesco V.I. Mid Cap Core Equity Fund	6,038,526	18,834,712	(12,796,186)
Invesco V.I. Small Cap Equity Fund	544,020	2,116,435	(1,572,415)
Invesco V.I. Balanced Risk Allocation Fund	341,061	735,094	(394,033)
Invesco V.I. Diversified Dividend Fund	3,397	4,643	(1,246)
Invesco V.I. Money Market Fund	39,473,283	38,285,871	1,187,412
American Century VP Mid Cap Value Fund	43,630	24,966	18,664
American Funds Global Bond Fund	956,209	3,129,848	(2,173,639)
American Funds Global Growth and Income Fund	1,063,312	5,095,700	(4,032,388)
American Funds Asset Allocation Fund	2,204,102	11,360,540	(9,156,438)
American Funds Blue Chip Income and Growth Fund	28,213,520	83,786,236	(55,572,716)
American Funds Bond Fund	2,862,330	15,295,738	(12,433,408)
American Funds Global Growth Fund	758,361	3,984,205	(3,225,844)
American Funds Growth Fund	2,936,993	25,103,010	(22,166,017)
American Funds Growth-Income Fund	2,725,144	24,377,695	(21,652,551)
American Funds International Fund	1,304,946	6,749,662	(5,444,716)
American Funds New World Fund	486,286	1,842,861	(1,356,575)
American Funds Global Small Capitalization Fund	647,967	2,774,696	(2,126,729)
Wells Fargo Advantage VT Omega Growth Fund	8,810	29,246	(20,436)
Fidelity® VIP Growth Portfolio	211,046	198,466	12,580
Fidelity® VIP Contrafund® Portfolio	498,013	1,595,629	(1,097,616)
Fidelity® VIP Mid Cap Portfolio	281,256	1,383,120	(1,101,864)
Fidelity® VIP Value Strategies Portfolio	37,663	123,863	(86,200)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	140,265	120,094	20,171
Fidelity® VIP Strategic Income Portfolio	28,478	21,853	6,625
Franklin Rising Dividends VIP Fund	1,097,713	7,182,623	(6,084,910)
Franklin Income VIP Fund	2,843,902	15,884,053	(13,040,151)
Franklin Large Cap Growth VIP Fund	916,255	1,689,248	(772,993)
Franklin Global Real Estate VIP Fund	22,122	69,818	(47,696)
Franklin Small-Mid Cap Growth VIP Fund	1,015,208	4,446,241	(3,431,033)
Franklin Small Cap Value VIP Fund	756,438	2,146,056	(1,389,618)
Franklin Strategic Income VIP Fund	2,031,482	7,595,855	(5,564,373)
Franklin Mutual Shares VIP Fund	1,560,576	11,464,270	(9,903,694)
Templeton Developing Markets VIP Fund	425,289	1,334,364	(909,075)
Templeton Foreign VIP Fund	2,022,370	5,327,981	(3,305,611)
Templeton Growth VIP Fund	1,162,389	5,853,957	(4,691,568)
Franklin Mutual Global Discovery VIP Fund	792,683	3,737,663	(2,944,980)
Franklin Flex Cap Growth VIP Fund	829,668	1,283,289	(453,621)
Franklin Large Cap Value VIP Fund	321,551	2,314,997	(1,993,446)
Templeton Global Bond VIP Fund	451,432	1,408,380	(956,948)
Hartford Balanced HLS Fund	373,452	591,392	(217,940)
Hartford Total Return Bond HLS Fund	3,779,533	19,517,989	(15,738,456)
Hartford Capital Appreciation HLS Fund	1,776,233	13,301,312	(11,525,079)
Hartford Dividend and Growth HLS Fund	962,127	9,841,999	(8,879,872)
Hartford Global Research HLS Fund	11,229	98,368	(87,139)
Hartford Global Growth HLS Fund	159,013	126,405	32,608
Hartford Disciplined Equity HLS Fund	290,666	2,656,387	(2,365,721)
Hartford Growth HLS Fund	45,003	1,323,092	(1,278,089)
Hartford Growth Opportunities HLS Fund	1,652,264	3,901,124	(2,248,860)
Hartford High Yield HLS Fund	698,306	1,381,902	(683,596)
Hartford Index HLS Fund	103,048	2,076,359	(1,973,311)
Hartford International Opportunities HLS Fund	505,354	1,336,447	(831,093)
Hartford Small/Mid Cap Equity HLS Fund	48,219	157,170	(108,951)
Hartford Ultrashort Bond HLS Fund	33,173,040	116,202,637	(83,029,597)
Hartford Small Company HLS Fund	91,759	502,998	(411,239)
Hartford SmallCap Growth HLS Fund	97,488	269,820	(172,332)
Hartford Stock HLS Fund	25,463	53,081	(27,618)
Hartford U.S. Government Securities HLS Fund	562,120	1,109,472	(547,352)
Hartford Value HLS Fund	66,926	401,013	(334,087)
American Funds Asset Allocation HLS Fund	202,226	3,529,814	(3,327,588)
American Funds Blue Chip Income and Growth HLS Fund	353,005	2,935,285	(2,582,280)
American Funds Bond HLS Fund	922,427	19,651,765	(18,729,338)
American Funds Global Bond HLS Fund	143,548	1,398,916	(1,255,368)
American Funds Global Growth and Income HLS Fund	219,137	3,543,416	(3,324,279)
American Funds Global Growth HLS Fund	74,027	1,546,934	(1,472,907)
American Funds Global Small Capitalization HLS Fund	230,196	4,572,581	(4,342,385)
American Funds Growth HLS Fund	688,216	21,605,254	(20,917,038)
American Funds Growth-Income HLS Fund	444,830	11,929,153	(11,484,323)
American Funds International HLS Fund	867,541	17,739,250	(16,871,709)
American Funds New World HLS Fund	189,785	2,548,245	(2,358,460)
Hartford Portfolio Diversifier HLS Fund	2,817,464	42,486,980	(39,669,516)
Lord Abbett Fundamental Equity Fund	60,074	147,051	(86,977)
Lord Abbett Calibrated Dividend Growth Fund	166,278	451,437	(285,159)
Lord Abbett Bond Debenture Fund	437,831	1,178,041	(740,210)
Lord Abbett Growth and Income Fund	61,219	223,369	(162,150)
MFS® Core Equity Fund	214,928	428,978	(214,050)
MFS® Growth Fund	1,391,189	4,207,387	(2,816,198)
MFS® Global Equity Fund	167,722	412,773	(245,051)
MFS® Investors Growth Stock Fund	290,924	954,497	(663,573)
MFS® Investors Trust Fund	485,987	4,106,875	(3,620,888)
MFS® Mid Cap Growth Fund	1,250,527	2,554,333	(1,303,806)
MFS® New Discovery Fund	768,918	3,053,756	(2,284,838)
MFS® Total Return Fund	1,624,091	8,920,405	(7,296,314)
MFS® Value Fund	861,368	6,030,722	(5,169,354)
MFS® Research Bond Fund	3,620,142	17,105,986	(13,485,844)
MFS® Research International Fund	380,132	517,466	(137,334)
MFS® Research Fund	396,023	628,749	(232,726)
MFS® High Yield Portfolio	1,716,688	5,773,240	(4,056,552)
BlackRock Global Allocation V.I. Fund	36,411	46,197	(9,786)
BlackRock Global Opportunities V.I. Fund	2,642	5,139	(2,497)
BlackRock Large Cap Growth V.I. Fund	5,527	17,875	(12,348)
BlackRock Equity Dividend V.I. Fund	47,655	136,817	(89,162)
UIF Core Plus Fixed Income Portfolio	9,776	26,710	(16,934)
UIF Growth Portfolio	17,067	72,543	(55,476)
UIF Mid Cap Growth Portfolio	85,328	273,874	(188,546)
Invesco V.I. American Value Fund	96,276	234,319	(138,043)
Morgan Stanley Mid Cap Growth Portfolio	5,230	12,491	(7,261)
BlackRock Capital Appreciation V.I. Fund	94,907	191,280	(96,373)
Oppenheimer Capital Appreciation Fund/VA	63,582	68,952	(5,370)
Oppenheimer Global Fund/VA	131,256	385,394	(254,138)
Oppenheimer Main Street Fund®/VA	35,019	63,207	(28,188)
Oppenheimer Main Street Small Cap Fund/VA	110,343	440,909	(330,566)
Oppenheimer Equity Income Fund/VA	38,071	80,046	(41,975)
Putnam VT Diversified Income Fund	336,597	1,334,015	(997,418)
Putnam VT Global Asset Allocation Fund	23,386	80,732	(57,346)
Putnam VT International Value Fund	21,467	28,806	(7,339)
Putnam VT International Equity Fund	60,119	85,172	(25,053)
Putnam VT Investors Fund	11,452	433	11,019
Putnam VT Small Cap Value Fund	33,898	95,493	(61,595)
Putnam VT Voyager Fund	102,565	147,672	(45,107)
Putnam VT Equity Income Fund	26,560	22,851	3,709
PIMCO All Asset Fund	17,707	39,333	(21,626)
PIMCO EqS Pathfinder Fund®	63,122	116,840	(53,718)
PIMCO Global Multi-Asset Managed Allocation Portfolio	3,399	4,181	(782)
Jennison 20/20 Focus Fund	19	5,628	(5,609)
Jennison Fund	—	—	—
Prudential Value Portfolio	—	859	(859)
Invesco V.I. Growth and Income Fund	52,558	762,537	(709,979)
Invesco V.I. Comstock Fund	1,607	34,101	(32,494)
Invesco V.I. American Franchise Fund	861,452	1,347,726	(486,274)
Invesco V.I. Mid Cap Growth Fund	601,549	855,161	(253,612)
Wells Fargo Advantage VT Index Asset Allocation Fund	33,711	119,293	(85,582)
Wells Fargo Advantage VT Total Return Bond Fund	217,344	709,993	(492,649)
Wells Fargo Advantage VT Intrinsic Value Fund	20,296	446,174	(425,878)
Wells Fargo Advantage VT International Equity Fund	9,507	34,195	(24,688)
Wells Fargo Advantage VT Small Cap Growth Fund	122,157	343,353	(221,196)
Wells Fargo Advantage VT Discovery Fund	8,410	31,257	(22,847)
Wells Fargo Advantage VT Small Cap Value Fund	5,450	7,626	(2,176)
Wells Fargo Advantage VT Opportunity Fund	3,077	12,242	(9,165)
HIMCO VIT Index Fund	1,903,347	87,342	1,816,005
HIMCO VIT Portfolio Diversifier Fund	40,617,701	1,066,772	39,550,929
HIMCO VIT American Funds Asset Allocation Fund	2,968,065	200,077	2,767,988
HIMCO VIT American Funds Blue Chip Income and Growth Fund	2,517,683	110,445	2,407,238
HIMCO VIT American Funds Bond Fund	14,527,672	579,856	13,947,816
HIMCO VIT American Funds Global Bond Fund	1,128,263	45,777	1,082,486
HIMCO VIT American Funds Global Growth and Income Fund	2,966,701	99,872	2,866,829
HIMCO VIT American Funds Global Growth Fund	1,260,206	38,321	1,221,885
HIMCO VIT American Funds Global Small Capitalization Fund	3,569,581	133,586	3,435,995
HIMCO VIT American Funds Growth Fund	16,785,429	715,028	16,070,401
HIMCO VIT American Funds Growth-Income Fund	9,358,683	390,724	8,967,959
HIMCO VIT American Funds International Fund	13,953,725	544,846	13,408,879
HIMCO VIT American Funds New World Fund	2,127,956	77,531	2,050,425

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units as of and for the period ended December 31, 2015. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century VP Value Fund
2015	487,884	$15.115798	to	$15.857703	$7,576,703	0.50%	to	1.50%	1.92%	to	1.95%	(5.45)%	to	(4.50)%
2014	584,586	$15.987670	to	$16.605429	$9,545,899	0.50%	to	1.50%	1.39%	to	1.40%	11.21%	to	12.33%
2013	619,188	$14.375578	to	$14.782510	$9,047,606	0.50%	to	1.50%	1.43%	to	1.48%	29.53%	to	30.83%
2012	602,561	$11.098644	to	$11.299348	$6,759,844	0.50%	to	1.50%	1.86%	to	1.97%	12.87%	to	14.01%
2011	123,872	$9.832919	to	$9.911162	$1,224,520	0.50%	to	1.50%	0.91%	to	1.35%	(1.67)%	to	(0.89)%
American Century VP Growth Fund
2015	155,353	$14.496026	to	$15.188202	$2,290,769	0.50%	to	1.50%	0.32%	to	0.33%	3.00%	to	4.03%
2014	169,941	$14.074451	to	$14.599722	$2,424,232	0.50%	to	1.50%	0.17%	to	0.37%	9.41%	to	10.51%
2013	196,903	$12.863366	to	$13.210714	$2,556,956	0.50%	to	1.50%	0.28%	to	0.32%	27.00%	to	28.28%
2012	75,101	$10.128418	to	$10.298559	$765,045	0.50%	to	1.50%	0.36%	to	0.83%	11.80%	to	12.92%
2011	110	$9.119972	to	$9.119972	$1,004	0.50%	to	0.50%	—	to	—	(8.80)%	to	(8.80)%
AB VPS Balanced Wealth Strategy Portfolio+
2015	1,389,114	$16.545243	to	$17.598041	$18,074,476	0.50%	to	2.70%	—	to	2.02%	(1.40)%	to	0.79%
2014	1,736,324	$11.822762	to	$17.460347	$22,659,750	0.50%	to	2.45%	2.38%	to	2.41%	4.52%	to	6.58%
2013	2,334,044	$11.311724	to	$16.383105	$28,819,016	0.50%	to	2.45%	2.24%	to	2.28%	13.46%	to	15.69%
2012	3,030,432	$14.160826	to	$14.221715	$32,333,240	0.50%	to	2.70%	1.92%	to	1.92%	10.36%	to	12.81%
2011	3,270,469	$12.552780	to	$12.887048	$31,195,540	0.50%	to	2.70%	2.11%	to	2.24%	(5.64)%	to	(3.54)%
AB VPS International Value Portfolio+
2015	2,491,324	$13.258615	to	$13.635361	$18,382,324	0.50%	to	2.75%	2.36%	to	5.15%	(0.38)%	to	1.89%
2014	2,906,971	$13.308747	to	$13.382284	$21,068,829	0.50%	to	2.75%	3.10%	to	3.12%	(9.00)%	to	(6.93)%
2013	3,525,904	$14.508344	to	$14.624692	$27,426,593	0.30%	to	2.75%	1.97%	to	6.88%	19.40%	to	22.36%
2012	5,518,052	$11.774115	to	$12.248184	$35,173,259	0.50%	to	2.75%	1.26%	to	1.46%	11.10%	to	13.62%
2011	5,916,574	$10.362271	to	$11.024641	$33,537,808	0.50%	to	2.75%	4.08%	to	4.38%	(21.62)%	to	(19.84)%
AB VPS Small/Mid Cap Value Portfolio+
2015	674,640	$24.980735	to	$25.113556	$11,933,197	0.30%	to	2.70%	0.48%	to	0.58%	(8.21)%	to	(5.98)%
2014	833,270	$26.709819	to	$27.131691	$15,900,649	0.30%	to	2.75%	0.46%	to	0.87%	5.99%	to	8.62%
2013	1,088,973	$24.590166	to	$25.597968	$19,124,217	0.30%	to	2.75%	0.46%	to	0.70%	33.91%	to	37.22%
2012	1,355,729	$17.919889	to	$19.116247	$17,360,732	0.30%	to	2.75%	0.28%	to	0.29%	15.26%	to	18.11%
2011	1,474,262	$15.095870	to	$16.585689	$16,027,815	0.50%	to	2.75%	0.23%	to	0.26%	(11.10)%	to	(9.08)%
AB VPS Value Portfolio+
2015	78,879	$12.761312	to	$18.142012	$980,991	0.85%	to	2.70%	1.11%	to	1.91%	(9.64)%	to	(7.96)%
2014	112,141	$13.864322	to	$20.078487	$1,512,883	0.85%	to	2.70%	1.61%	to	1.62%	7.82%	to	9.84%
2013	161,907	$12.622670	to	$18.621528	$1,977,649	0.85%	to	2.70%	0.91%	to	2.05%	32.86%	to	35.34%
2012	127,984	$9.326908	to	$14.015967	$1,166,545	0.85%	to	2.70%	1.15%	to	1.69%	12.46%	to	14.56%
2011	170,899	$8.141254	to	$12.462581	$1,373,981	0.85%	to	2.70%	1.19%	to	1.23%	(6.34)%	to	(4.59)%
AB VPS International Growth Portfolio+
2015	322,032	$8.548528	to	$14.669159	$2,784,610	0.85%	to	2.75%	0.06%	to	0.06%	(4.83)%	to	(3.00)%
2014	489,717	$8.813141	to	$15.413530	$4,321,026	0.85%	to	2.75%	—	to	—	(4.09)%	to	(2.25)%
2013	559,926	$9.015958	to	$16.070726	$5,064,207	0.85%	to	2.75%	0.71%	to	0.74%	10.25%	to	12.36%
2012	995,976	$8.024004	to	$14.576755	$7,813,720	0.85%	to	2.75%	1.42%	to	1.42%	12.11%	to	14.26%
2011	1,201,354	$7.022522	to	$13.001977	$8,296,426	0.85%	to	2.75%	2.78%	to	2.94%	(18.32)%	to	(16.76)%
Invesco V.I. Value Opportunities Fund
2015	30,460,735	$1.607345	to	$19.600856	$43,215,959	0.85%	to	2.80%	2.59%	to	3.46%	(12.88)%	to	(11.16)%
2014	35,937,749	$1.809334	to	$22.498793	$58,450,342	0.85%	to	2.80%	1.37%	to	1.37%	3.68%	to	5.72%
2013	45,017,287	$1.711493	to	$21.701118	$69,438,460	0.85%	to	2.80%	1.03%	to	1.36%	30.07%	to	32.62%
2012	63,041,114	$1.290481	to	$16.684637	$74,300,215	0.85%	to	2.80%	1.43%	to	1.46%	14.45%	to	16.71%
2011	76,014,320	$1.105738	to	$14.577489	$77,709,249	0.85%	to	2.80%	0.86%	to	0.87%	(5.73)%	to	(3.87)%
Invesco V.I. Core Equity Fund
2015	7,623,806	$17.618820	to	$19.168832	$121,117,852	0.30%	to	2.80%	0.92%	to	1.85%	(8.37)%	to	(6.28)%
2014	9,179,650	$19.228957	to	$20.454208	$157,357,446	0.30%	to	2.80%	—	to	0.85%	5.16%	to	7.52%
2013	11,418,595	$18.285248	to	$18.852457	$184,316,927	0.50%	to	2.80%	1.19%	to	2.03%	25.68%	to	28.29%
2012	11,898,914	$14.548531	to	$14.694872	$150,085,542	0.50%	to	2.80%	0.88%	to	0.98%	10.74%	to	13.05%
2011	15,342,734	$12.998894	to	$13.157943	$173,197,462	0.50%	to	2.75%	1.01%	to	1.09%	(2.77)%	to	(0.79)%
Invesco V.I. Government Securities Fund
2015	183,026,680	$1.481433	to	$10.067115	$241,730,755	0.85%	to	2.80%	2.20%	to	2.21%	(2.43)%	to	(0.50)%
2014	216,206,302	$1.488940	to	$10.317394	$289,266,806	0.85%	to	2.80%	2.41%	to	2.95%	1.26%	to	3.26%
2013	266,997,691	$1.441994	to	$10.188828	$348,991,412	0.85%	to	2.80%	2.19%	to	4.11%	(5.31)%	to	(3.45)%
2012	417,384,035	$1.493465	to	$10.760303	$570,722,972	0.85%	to	2.80%	3.05%	to	3.30%	(0.35)%	to	1.61%
2011	463,362,925	$1.469836	to	$10.798522	$630,092,419	0.85%	to	2.80%	2.87%	to	3.63%	4.93%	to	7.00%
Invesco V.I. International Growth Fund
2015	39,754,892	$16.692558	to	$16.778451	$131,609,274	0.30%	to	2.80%	0.63%	to	1.81%	(5.04)%	to	(2.91)%
2014	46,542,910	$17.192346	to	$17.669116	$158,952,221	0.30%	to	2.80%	1.90%	to	3.62%	(2.44)%	to	(0.21)%
2013	57,768,530	$17.228480	to	$18.110799	$197,701,864	0.30%	to	2.80%	0.32%	to	1.79%	15.73%	to	18.36%
2012	62,561,007	$14.555785	to	$15.649249	$179,099,294	0.30%	to	2.80%	1.32%	to	1.42%	12.34%	to	14.91%
2011	77,902,876	$12.667199	to	$13.929807	$184,766,004	0.30%	to	2.80%	—	to	0.96%	(9.32)%	to	(7.27)%
Invesco V.I. Mid Cap Core Equity Fund
2015	52,984,118	$16.782407	to	$17.952080	$116,893,551	0.30%	to	2.80%	—	to	0.54%	(6.68)%	to	(4.57)%
2014	64,014,209	$17.983581	to	$18.605354	$149,442,498	0.50%	to	2.80%	—	to	0.04%	1.55%	to	3.65%
2013	76,810,395	$17.708863	to	$17.950074	$174,545,433	0.50%	to	2.80%	0.53%	to	0.67%	25.26%	to	27.82%
2012	99,059,893	$14.042863	to	$14.137527	$176,825,801	0.50%	to	2.80%	—	to	0.06%	7.89%	to	10.07%
2011	123,939,891	$12.758355	to	$13.103319	$202,356,895	0.50%	to	2.80%	0.12%	to	0.30%	(8.96)%	to	(6.97)%
Invesco V.I. Small Cap Equity Fund
2015	3,991,186	$20.135646	to	$21.757791	$77,353,213	0.30%	to	2.80%	—	to	—	(8.13)%	to	(6.02)%
2014	4,688,533	$21.917230	to	$23.152218	$97,889,375	0.30%	to	2.80%	—	to	—	(0.47)%	to	1.78%
2013	6,260,948	$22.019679	to	$22.747432	$130,204,555	0.30%	to	2.80%	—	to	0.01%	33.68%	to	36.67%
2012	7,433,990	$16.472537	to	$16.643733	$115,464,633	0.30%	to	2.80%	—	to	—	10.75%	to	13.32%
2011	9,270,483	$14.687915	to	$14.873553	$129,411,744	0.30%	to	2.80%	—	to	—	(3.47)%	to	(1.28)%
Invesco V.I. Balanced Risk Allocation Fund
2015	1,022,773	$11.029509	to	$12.255624	$11,957,046	0.50%	to	2.70%	4.15%	to	4.15%	(6.95)%	to	(4.88)%
2014	1,176,690	$11.853050	to	$12.883948	$14,602,432	0.50%	to	2.70%	—	to	—	2.89%	to	5.18%
2013	1,570,723	$11.503600	to	$12.249085	$18,718,879	0.50%	to	2.75%	1.36%	to	1.50%	(1.33)%	to	0.91%
2012	2,056,847	$11.658928	to	$12.138297	$24,508,501	0.50%	to	2.75%	0.76%	to	1.29%	7.64%	to	10.09%
2011	1,551,961	$10.831402	to	$11.043461	$16,977,551	0.30%	to	2.75%	—	to	—	8.31%	to	10.43%
Invesco V.I. Diversified Dividend Fund
2015	14,746	$15.408296	to	$16.281129	$234,167	1.35%	to	2.50%	1.11%	to	1.43%	(0.70)%	to	0.45%
2014	19,121	$15.516592	to	$16.208073	$305,336	1.35%	to	2.50%	1.45%	to	1.56%	9.76%	to	11.03%
2013	20,367	$14.137224	to	$14.598406	$293,702	1.35%	to	2.50%	—	to	2.32%	27.54%	to	29.01%
2012	33,339	$11.144356	to	$11.315423	$374,320	1.35%	to	2.20%	1.82%	to	1.84%	15.79%	to	16.78%
2011	16,071	$9.624256	to	$9.689302	$155,299	1.35%	to	2.20%	—	to	—	(3.76)%	to	(3.11)%
Invesco V.I. Money Market Fund
2015	16,822,793	$9.316811	to	$9.875737	$160,770,547	0.50%	to	2.75%	0.01%	to	0.01%	(2.70)%	to	(0.49)%
2014	13,973,329	$9.575557	to	$9.924169	$135,908,765	0.50%	to	2.75%	0.01%	to	0.01%	(2.70)%	to	(0.49)%
2013	12,785,917	$9.841269	to	$9.972607	$126,589,751	0.50%	to	2.75%	—	to	0.01%	(1.59)%	to	(0.27)%
American Century VP Mid Cap Value Fund
2015	44,291	$15.720890	to	$16.675655	$716,584	0.30%	to	1.50%	1.49%	to	1.50%	(3.05)%	to	(1.87)%
2014	48,239	$16.214700	to	$16.994164	$801,413	0.30%	to	1.50%	1.01%	to	1.05%	14.51%	to	15.89%
2013	29,575	$14.160257	to	$14.664038	$424,726	0.30%	to	1.50%	0.84%	to	1.18%	27.97%	to	29.51%
2012	20,019	$11.065449	to	$11.279374	$222,746	0.50%	to	1.50%	2.03%	to	2.33%	14.50%	to	15.65%
2011	10,415	$9.664327	to	$9.753198	$100,866	0.50%	to	1.50%	0.70%	to	0.96%	(3.36)%	to	(2.47)%
American Funds Global Bond Fund
2015	6,995,613	$10.660491	to	$11.346048	$83,353,312	0.65%	to	2.80%	0.05%	to	0.05%	(6.72)%	to	(4.69)%
2014	9,116,977	$11.427881	to	$11.903991	$115,218,960	0.65%	to	2.80%	1.20%	to	1.21%	(1.41)%	to	0.73%
2013	11,290,616	$11.591365	to	$11.817451	$143,324,592	0.65%	to	2.80%	—	to	—	(5.27)%	to	(3.21)%
2012	18,858,203	$12.209321	to	$12.236047	$250,979,429	0.65%	to	2.80%	1.93%	to	2.23%	3.26%	to	5.51%
2011	22,786,002	$11.572225	to	$11.849529	$290,358,620	0.65%	to	2.80%	3.89%	to	4.22%	1.65%	to	3.86%
American Funds Global Growth and Income Fund
2015	13,110,986	$19.344990	to	$19.351769	$182,895,707	0.65%	to	2.80%	1.33%	to	1.92%	(4.07)%	to	(1.98)%
2014	15,798,685	$19.735829	to	$20.172002	$226,969,193	0.65%	to	2.80%	3.07%	to	3.79%	2.72%	to	4.96%
2013	19,831,073	$18.804035	to	$19.637414	$274,040,478	0.65%	to	2.80%	3.32%	to	3.71%	19.15%	to	21.74%
2012	35,231,469	$15.445997	to	$16.514694	$405,177,758	0.65%	to	2.75%	2.51%	to	2.56%	14.37%	to	16.80%
2011	43,754,607	$13.224868	to	$14.439786	$434,840,746	0.65%	to	2.75%	2.78%	to	3.49%	(7.44)%	to	(5.47)%
American Funds Asset Allocation Fund
2015	35,447,211	$18.328943	to	$19.688160	$662,185,767	0.65%	to	2.80%	1.51%	to	1.63%	(1.40)%	to	0.74%
2014	42,163,505	$18.589341	to	$19.543111	$791,683,183	0.65%	to	2.80%	1.44%	to	2.30%	2.49%	to	4.71%
2013	51,319,943	$18.138530	to	$18.663515	$931,691,583	0.65%	to	2.80%	1.45%	to	1.51%	20.28%	to	22.89%
2012	66,582,529	$15.080782	to	$15.187357	$1,003,590,407	0.65%	to	2.80%	1.94%	to	2.00%	12.98%	to	15.44%
2011	80,394,404	$13.156241	to	$13.347677	$1,060,599,005	0.65%	to	2.80%	1.86%	to	2.88%	(1.50)%	to	0.64%
American Funds Blue Chip Income and Growth Fund
2015	254,241,673	$20.568725	to	$22.498131	$412,227,632	0.65%	to	2.80%	1.84%	to	1.85%	(5.61)%	to	(3.56)%
2014	309,368,792	$21.791408	to	$23.328378	$524,639,657	0.65%	to	2.80%	2.68%	to	2.97%	12.18%	to	14.61%
2013	364,941,508	$19.426118	to	$20.354035	$545,529,305	0.65%	to	2.80%	1.87%	to	1.93%	29.33%	to	32.14%
2012	506,585,479	$15.020566	to	$15.403526	$578,212,877	0.65%	to	2.80%	2.04%	to	2.76%	10.74%	to	13.15%
2011	610,274,841	$13.563831	to	$13.613919	$622,184,166	0.65%	to	2.80%	1.62%	to	2.37%	(3.64)%	to	(1.54)%
American Funds Bond Fund
2015	41,707,585	$11.775228	to	$12.522379	$636,445,614	0.65%	to	2.80%	1.53%	to	1.70%	(2.49)%	to	(0.38)%
2014	49,995,861	$12.076501	to	$12.569562	$772,885,175	0.65%	to	2.80%	1.78%	to	2.50%	2.37%	to	4.60%
2013	62,429,269	$11.796759	to	$12.017256	$932,642,581	0.65%	to	2.80%	1.84%	to	2.05%	(4.86)%	to	(2.79)%
2012	58,235,722	$12.362435	to	$12.399383	$897,788,604	0.65%	to	2.80%	2.41%	to	2.58%	2.46%	to	4.69%
2011	65,986,919	$11.808492	to	$12.101132	$981,847,060	0.65%	to	2.80%	3.69%	to	3.77%	3.17%	to	5.42%
American Funds Global Growth Fund
2015	11,697,171	$21.102098	to	$21.884394	$243,330,240	0.65%	to	2.80%	0.98%	to	1.00%	3.98%	to	6.24%
2014	13,099,940	$19.861896	to	$21.045920	$261,257,937	0.65%	to	2.80%	1.05%	to	1.14%	(0.51)%	to	1.65%
2013	16,325,784	$19.539432	to	$21.154257	$325,981,493	0.65%	to	2.80%	1.24%	to	1.26%	25.61%	to	28.34%
2012	23,297,560	$15.224659	to	$16.840885	$368,355,610	0.65%	to	2.80%	0.50%	to	0.86%	19.18%	to	21.77%
2011	29,252,202	$12.502940	to	$14.130584	$384,303,431	0.65%	to	2.80%	1.60%	to	1.96%	(11.40)%	to	(9.48)%
American Funds Growth Fund
2015	74,103,321	$23.902017	to	$23.906739	$1,343,454,104	0.65%	to	2.80%	0.58%	to	0.61%	3.91%	to	6.17%
2014	88,681,039	$22.518307	to	$23.003194	$1,533,269,584	0.65%	to	2.80%	0.72%	to	0.87%	5.51%	to	7.81%
2013	110,847,056	$20.887799	to	$21.801334	$1,806,018,975	0.65%	to	2.80%	0.97%	to	1.03%	26.51%	to	29.26%
2012	154,222,841	$16.159627	to	$17.232698	$1,975,408,899	0.65%	to	2.80%	0.78%	to	0.79%	14.64%	to	17.13%
2011	194,001,436	$13.796623	to	$15.032330	$2,146,707,670	0.65%	to	2.80%	0.64%	to	0.79%	(6.92)%	to	(4.90)%
American Funds Growth-Income Fund
2015	67,483,085	$21.329406	to	$22.455693	$1,343,073,267	0.65%	to	2.80%	1.29%	to	1.31%	(1.35)%	to	0.80%
2014	81,385,307	$21.620632	to	$22.278013	$1,624,836,107	0.65%	to	2.80%	1.22%	to	1.60%	7.58%	to	9.92%
2013	103,037,858	$20.097293	to	$20.267894	$1,894,684,591	0.65%	to	2.80%	1.34%	to	1.60%	29.82%	to	32.64%
2012	143,073,284	$15.280936	to	$15.481384	$2,013,947,619	0.65%	to	2.80%	1.56%	to	1.66%	14.24%	to	16.72%
2011	178,167,572	$13.091810	to	$13.551641	$2,168,831,624	0.65%	to	2.80%	1.68%	to	2.20%	(4.54)%	to	(2.47)%
American Funds International Fund
2015	21,936,590	$14.643275	to	$15.557561	$322,137,950	0.65%	to	2.80%	1.22%	to	1.46%	(7.16)%	to	(5.14)%
2014	25,478,826	$15.437469	to	$16.758016	$399,232,673	0.65%	to	2.80%	1.26%	to	1.79%	(5.34)%	to	(3.28)%
2013	30,923,542	$15.961598	to	$17.703704	$508,181,057	0.65%	to	2.80%	1.34%	to	1.43%	18.28%	to	20.85%
2012	39,932,318	$13.208125	to	$14.967902	$550,324,522	0.65%	to	2.80%	1.28%	to	1.51%	14.65%	to	17.14%
2011	49,125,134	$11.275200	to	$13.054980	$584,899,178	0.65%	to	2.80%	1.80%	to	2.56%	(16.34)%	to	(14.52)%
American Funds New World Fund
2015	4,720,908	$14.204159	to	$15.316919	$113,909,236	0.65%	to	2.80%	0.51%	to	0.57%	(5.82)%	to	(3.77)%
2014	5,700,776	$14.760859	to	$16.263423	$144,818,397	0.65%	to	2.80%	0.89%	to	1.64%	(10.42)%	to	(8.47)%
2013	7,057,351	$16.126396	to	$18.154383	$198,682,325	0.65%	to	2.80%	1.06%	to	1.40%	8.30%	to	10.66%
2012	10,721,388	$14.573424	to	$16.796944	$278,279,326	0.65%	to	2.75%	1.04%	to	1.06%	14.63%	to	17.06%
2011	13,506,707	$12.449689	to	$14.653549	$302,814,203	0.65%	to	2.75%	1.90%	to	2.11%	(16.28)%	to	(14.51)%
American Funds Global Small Capitalization Fund
2015	6,952,345	$18.703056	to	$21.561959	$148,360,655	0.65%	to	2.80%	—	to	—	(2.50)%	to	(0.38)%
2014	8,231,966	$18.775047	to	$22.115696	$178,438,387	0.65%	to	2.80%	0.12%	to	0.14%	(0.70)%	to	1.46%
2013	10,358,695	$18.504640	to	$22.271086	$224,224,571	0.65%	to	2.80%	0.61%	to	0.86%	24.74%	to	27.45%
2012	13,188,391	$14.519414	to	$17.854160	$226,841,763	0.65%	to	2.80%	0.84%	to	1.38%	14.92%	to	17.41%
2011	16,854,218	$12.366148	to	$15.536661	$249,675,792	0.65%	to	2.80%	1.15%	to	2.21%	(21.38)%	to	(19.67)%
Wells Fargo VT Omega Growth Fund+
2015	45,278	$18.541240	to	$19.740818	$862,511	1.35%	to	2.50%	—	to	—	(1.16)%	to	(0.01)%
2014	49,932	$18.758542	to	$19.743762	$957,060	1.35%	to	2.50%	—	to	—	1.30%	to	2.47%
2013	70,368	$18.517769	to	$19.267475	$1,328,236	1.35%	to	2.50%	0.11%	to	0.13%	36.43%	to	38.01%
2012	104,126	$13.572767	to	$13.961098	$1,432,385	1.35%	to	2.50%	—	to	—	17.42%	to	18.78%
2011	134,346	$11.559204	to	$11.754063	$1,566,101	1.35%	to	2.50%	—	to	—	(7.87)%	to	(6.81)%
Fidelity® VIP Growth Portfolio
2015	396,131	$16.212806	to	$24.306204	$6,307,600	0.85%	to	2.75%	0.01%	to	0.03%	4.00%	to	6.00%
2014	464,276	$15.295179	to	$23.441676	$6,963,451	0.85%	to	2.70%	—	to	—	8.06%	to	10.07%
2013	451,696	$13.895443	to	$21.694064	$6,152,984	0.85%	to	2.70%	0.04%	to	0.05%	32.38%	to	34.85%
2012	734,617	$10.304407	to	$16.387763	$7,358,549	0.85%	to	2.70%	0.20%	to	0.34%	11.36%	to	13.43%
2011	931,175	$9.084006	to	$14.716451	$8,294,299	0.85%	to	2.70%	0.12%	to	0.25%	(2.70)%	to	(0.88)%
Fidelity® VIP Contrafund® Portfolio
2015	4,234,166	$22.117416	to	$23.703842	$71,037,540	0.30%	to	2.75%	0.72%	to	1.08%	(2.31)%	to	0.11%
2014	5,104,483	$22.640127	to	$23.676669	$85,715,982	0.30%	to	2.75%	0.76%	to	1.00%	8.63%	to	11.32%
2013	6,202,099	$20.842283	to	$21.078399	$93,638,207	0.50%	to	2.75%	0.81%	to	0.83%	27.40%	to	30.30%
2012	8,812,415	$16.290581	to	$16.359378	$98,736,683	0.30%	to	2.75%	0.33%	to	1.00%	12.99%	to	15.79%
2011	8,992,529	$14.068742	to	$14.478379	$86,389,923	0.30%	to	2.75%	0.62%	to	0.74%	(5.42)%	to	(3.08)%
Fidelity® VIP Mid Cap Portfolio
2015	3,237,684	$22.298947	to	$22.510998	$51,691,751	0.30%	to	2.75%	0.23%	to	0.30%	(4.30)%	to	(1.92)%
2014	3,896,587	$22.736200	to	$23.521879	$63,830,530	0.30%	to	2.75%	0.01%	to	0.02%	3.16%	to	5.71%
2013	4,998,451	$21.507218	to	$22.802430	$77,806,071	0.30%	to	2.75%	0.13%	to	0.28%	32.19%	to	35.46%
2012	6,913,830	$15.876932	to	$17.250225	$79,149,157	0.30%	to	2.75%	0.39%	to	0.46%	11.46%	to	14.22%
2011	7,924,335	$13.900375	to	$15.477138	$80,066,155	0.30%	to	2.75%	0.02%	to	0.02%	(13.27)%	to	(11.12)%
Fidelity® VIP Value Strategies Portfolio
2015	204,157	$15.581038	to	$27.383313	$3,176,777	0.85%	to	2.70%	0.82%	to	0.90%	(5.77)%	to	(4.01)%
2014	283,720	$16.231901	to	$29.060046	$4,574,058	0.85%	to	2.70%	0.50%	to	0.80%	3.68%	to	5.61%
2013	369,920	$13.998426	to	$15.369434	$5,633,750	0.85%	to	2.45%	0.65%	to	0.73%	27.03%	to	29.08%
2012	475,907	$11.906677	to	$22.119855	$5,633,843	0.85%	to	2.70%	0.38%	to	0.56%	23.68%	to	25.99%
2011	420,164	$9.450521	to	$17.884524	$3,980,725	0.85%	to	2.70%	0.38%	to	0.38%	(11.46)%	to	(9.81)%
Fidelity® VIP Dynamic Capital Appreciation Portfolio
2015	234,125	$17.960896	to	$25.704296	$4,032,502	0.75%	to	2.70%	0.59%	to	0.60%	(1.67)%	to	0.27%
2014	247,751	$17.912598	to	$26.140092	$4,284,335	0.75%	to	2.70%	0.03%	to	0.22%	7.71%	to	9.83%
2013	227,580	$16.308992	to	$24.268557	$3,598,618	0.75%	to	2.70%	0.09%	to	0.12%	34.57%	to	37.22%
2012	237,850	$11.827863	to	$18.033810	$2,777,891	0.85%	to	2.70%	0.32%	to	0.82%	18.99%	to	21.21%
2011	173,103	$9.757881	to	$15.155307	$1,686,429	0.85%	to	2.70%	—	to	—	(5.36)%	to	(3.59)%
Fidelity® VIP Strategic Income Portfolio
2015	84,222	$10.825956	to	$13.927036	$1,080,696	0.50%	to	1.50%	2.43%	to	2.56%	(3.40)%	to	(2.42)%
2014	102,544	$11.206529	to	$14.273150	$1,332,036	0.50%	to	1.50%	2.76%	to	2.87%	1.83%	to	2.86%
2013	95,919	$11.004604	to	$14.002020	$1,233,705	0.30%	to	1.50%	0.10%	to	3.66%	(1.45)%	to	(0.27)%
2012	121,527	$11.167056	to	$14.039233	$1,610,832	0.30%	to	1.50%	3.09%	to	4.42%	8.59%	to	9.90%
2011	93,264	$10.283412	to	$12.774186	$1,079,934	0.30%	to	1.50%	4.03%	to	6.29%	2.90%	to	4.14%
Franklin Rising Dividends VIP Fund
2015	19,627,341	$19.509293	to	$22.410058	$414,023,269	0.30%	to	2.80%	1.44%	to	1.47%	(6.31)%	to	(4.04)%
2014	23,625,692	$20.822970	to	$23.353392	$526,505,475	0.30%	to	2.80%	1.26%	to	1.38%	5.72%	to	8.29%
2013	29,710,602	$19.696171	to	$21.565145	$621,186,179	0.30%	to	2.80%	1.20%	to	1.78%	26.11%	to	29.19%
2012	40,176,164	$15.618264	to	$16.693201	$662,298,788	0.30%	to	2.80%	1.63%	to	2.08%	8.87%	to	11.45%
2011	47,822,844	$14.367859	to	$14.978484	$717,250,217	0.30%	to	2.75%	1.53%	to	4.77%	3.12%	to	5.58%
Franklin Income VIP Fund
2015	40,775,427	$16.851996	to	$17.155407	$716,791,811	0.30%	to	2.80%	4.43%	to	4.60%	(9.62)%	to	(7.42)%
2014	50,807,294	$18.203398	to	$18.981745	$979,864,434	0.30%	to	2.80%	3.04%	to	4.69%	1.73%	to	4.21%
2013	63,847,445	$17.468133	to	$18.659483	$1,196,794,237	0.30%	to	2.80%	2.32%	to	4.85%	10.80%	to	13.51%
2012	102,120,192	$15.388596	to	$16.841320	$1,719,573,259	0.30%	to	2.80%	4.20%	to	6.26%	9.54%	to	12.22%
2011	125,184,681	$13.712449	to	$15.374150	$1,910,454,570	0.30%	to	2.80%	6.05%	to	19.05%	(0.44)%	to	1.98%
Franklin Large Cap Growth VIP Fund
2015	4,315,235	$19.208827	to	$20.421344	$72,753,062	0.85%	to	2.80%	0.27%	to	0.27%	2.71%	to	4.73%
2014	4,992,901	$18.341304	to	$19.883080	$81,345,950	0.85%	to	2.80%	1.05%	to	1.08%	9.36%	to	11.51%
2013	5,765,894	$16.448279	to	$18.182031	$85,241,546	0.85%	to	2.80%	1.11%	to	1.12%	25.08%	to	27.55%
2012	8,233,202	$12.895936	to	$14.535767	$96,872,740	0.85%	to	2.80%	0.79%	to	0.84%	9.27%	to	11.42%
2011	10,371,455	$11.574093	to	$13.302631	$110,526,719	0.85%	to	2.80%	0.65%	to	0.66%	(4.23)%	to	(2.34)%
Franklin Global Real Estate VIP Fund
2015	270,095	$17.701964	to	$28.919703	$6,008,852	0.95%	to	2.80%	3.12%	to	3.18%	(2.21)%	to	(0.38)%
2014	329,570	$18.101196	to	$29.029698	$7,397,583	0.95%	to	2.80%	0.45%	to	0.46%	11.84%	to	13.92%
2013	377,266	$16.185507	to	$25.481823	$7,469,531	0.95%	to	2.80%	4.49%	to	4.54%	(0.51)%	to	1.35%
2012	427,626	$16.267952	to	$25.142071	$8,388,156	0.95%	to	2.80%	—	to	—	23.90%	to	26.21%
2011	468,374	$13.130368	to	$19.921270	$7,344,646	0.95%	to	2.80%	7.75%	to	7.95%	(8.26)%	to	(6.55)%
Franklin Small-Mid Cap Growth VIP Fund
2015	10,438,844	$23.081525	to	$23.783036	$157,452,312	0.30%	to	2.80%	—	to	—	(5.35)%	to	(3.06)%
2014	12,376,717	$24.385128	to	$24.533967	$196,223,167	0.30%	to	2.80%	—	to	—	4.50%	to	7.07%
2013	15,807,750	$22.914198	to	$23.334129	$238,352,339	0.30%	to	2.80%	—	to	—	34.34%	to	37.58%
2012	19,266,572	$16.655423	to	$17.369101	$214,218,229	0.30%	to	2.80%	—	to	—	7.79%	to	10.45%
2011	23,724,327	$15.079099	to	$16.113728	$242,450,445	0.30%	to	2.80%	—	to	—	(7.46)%	to	(5.24)%
Franklin Small Cap Value VIP Fund
2015	3,650,059	$20.991766	to	$22.385491	$50,212,815	0.30%	to	2.75%	0.09%	to	0.89%	(9.90)%	to	(7.80)%
2014	4,294,345	$23.298291	to	$24.278304	$64,712,254	0.30%	to	2.75%	0.08%	to	0.74%	(2.16)%	to	0.18%
2013	5,683,963	$23.812141	to	$24.235365	$86,274,032	0.30%	to	2.75%	0.59%	to	1.09%	32.54%	to	35.72%
2012	5,956,979	$17.857456	to	$17.965353	$67,946,048	0.30%	to	2.75%	0.42%	to	0.69%	15.18%	to	17.91%
2011	7,659,878	$15.144592	to	$15.597887	$74,940,578	0.30%	to	2.75%	0.58%	to	1.45%	(6.48)%	to	(4.16)%
Franklin Strategic Income VIP Fund
2015	19,935,188	$14.111690	to	$14.325250	$347,847,567	0.30%	to	2.80%	6.11%	to	6.59%	(6.28)%	to	(4.26)%
2014	24,233,651	$14.740091	to	$15.285334	$449,783,789	0.30%	to	2.80%	5.54%	to	5.71%	(0.70)%	to	1.45%
2013	29,798,024	$14.529719	to	$15.392925	$552,057,488	0.30%	to	2.80%	5.68%	to	5.76%	0.66%	to	2.86%
2012	46,615,479	$14.126080	to	$15.291336	$859,447,857	0.30%	to	2.80%	5.97%	to	6.85%	10.00%	to	12.33%
2011	52,011,000	$12.575498	to	$13.901316	$867,439,928	0.30%	to	2.80%	5.14%	to	6.20%	(0.06)%	to	2.15%
Franklin Mutual Shares VIP Fund
2015	31,289,744	$17.563602	to	$19.250716	$569,611,868	0.30%	to	2.80%	2.83%	to	3.05%	(7.56)%	to	(5.33)%
2014	37,084,769	$19.000464	to	$20.335484	$722,392,206	0.30%	to	2.80%	1.32%	to	2.02%	4.16%	to	6.72%
2013	46,988,463	$18.240897	to	$19.054677	$866,111,651	0.30%	to	2.80%	2.37%	to	2.42%	24.72%	to	27.67%
2012	61,262,938	$14.625294	to	$14.925091	$910,064,471	0.30%	to	2.80%	1.97%	to	2.22%	11.09%	to	13.86%
2011	75,581,114	$13.108724	to	$13.165196	$1,004,834,769	0.30%	to	2.80%	2.21%	to	2.37%	(3.78)%	to	(1.42)%
Templeton Developing Markets VIP Fund
2015	3,077,756	$6.776297	to	$12.272687	$42,699,194	0.75%	to	2.80%	1.80%	to	2.47%	(21.65)%	to	(20.30)%
2014	3,719,348	$8.502407	to	$15.711905	$64,426,917	0.75%	to	2.75%	1.27%	to	1.77%	(10.58)%	to	(9.17)%
2013	4,628,423	$9.360340	to	$17.571473	$88,623,337	0.75%	to	2.75%	1.48%	to	2.07%	(3.43)%	to	(1.81)%
2012	7,081,848	$9.532598	to	$18.195185	$138,758,886	0.75%	to	2.75%	1.01%	to	1.19%	10.33%	to	12.21%
2011	8,508,683	$8.495257	to	$16.491969	$152,028,455	0.75%	to	2.75%	0.63%	to	0.95%	(18.17)%	to	(16.51)%
Templeton Foreign VIP Fund
2015	17,288,950	$14.106765	to	$14.307226	$209,657,204	0.30%	to	2.80%	2.09%	to	3.24%	(9.08)%	to	(6.93)%
2014	19,516,625	$15.372277	to	$15.514908	$257,467,042	0.30%	to	2.80%	1.45%	to	1.71%	(13.59)%	to	(11.49)%
2013	22,822,236	$17.367091	to	$17.954390	$344,232,677	0.30%	to	2.80%	2.10%	to	2.18%	19.58%	to	22.49%
2012	25,530,448	$14.177873	to	$15.014915	$324,020,727	0.30%	to	2.80%	2.90%	to	2.91%	14.97%	to	17.78%
2011	30,621,849	$12.037378	to	$13.059903	$335,191,339	0.30%	to	2.80%	1.57%	to	1.74%	(13.11)%	to	(11.01)%
Templeton Growth VIP Fund
2015	15,212,313	$16.458720	to	$17.199491	$216,171,880	0.50%	to	2.80%	2.39%	to	2.67%	(9.07)%	to	(7.01)%
2014	18,432,369	$18.100487	to	$18.496229	$284,644,288	0.50%	to	2.80%	1.24%	to	1.34%	(5.50)%	to	(3.37)%
2013	23,123,937	$19.140368	to	$19.153890	$374,312,587	0.50%	to	2.80%	2.62%	to	2.63%	27.21%	to	29.99%
2012	33,705,543	$14.725005	to	$15.056806	$428,464,235	0.50%	to	2.80%	1.50%	to	2.08%	17.73%	to	20.42%
2011	41,389,075	$12.228197	to	$12.789762	$443,684,083	0.50%	to	2.80%	1.03%	to	1.34%	(9.55)%	to	(7.61)%
Franklin Mutual Global Discovery VIP Fund
2015	10,580,504	$16.463719	to	$17.732712	$249,448,913	0.30%	to	2.80%	2.61%	to	2.78%	(6.31)%	to	(4.03)%
2014	12,507,613	$17.572790	to	$18.477426	$311,837,827	0.30%	to	2.80%	1.57%	to	2.37%	2.79%	to	5.28%
2013	15,452,593	$17.095911	to	$17.550648	$370,297,414	0.30%	to	2.80%	1.79%	to	2.25%	24.09%	to	27.14%
2012	22,385,208	$13.776603	to	$13.803965	$443,171,915	0.30%	to	2.80%	2.26%	to	3.01%	10.23%	to	12.93%
2011	28,600,302	$12.162700	to	$12.498146	$509,823,416	0.50%	to	2.80%	2.08%	to	2.24%	(5.64)%	to	(3.56)%
Franklin Flex Cap Growth VIP Fund
2015	1,789,660	$20.252735	to	$21.778839	$29,564,063	0.50%	to	2.75%	—	to	—	1.53%	to	3.80%
2014	2,190,538	$19.946646	to	$20.982180	$35,257,492	0.50%	to	2.75%	—	to	—	3.23%	to	5.45%
2013	2,644,159	$19.323070	to	$20.077906	$40,741,967	0.30%	to	2.75%	—	to	—	33.76%	to	36.86%
2012	4,107,370	$14.446576	to	$14.567498	$47,222,276	0.50%	to	2.75%	—	to	—	6.30%	to	8.70%
2011	5,043,574	$13.469106	to	$13.590297	$54,062,540	0.30%	to	2.75%	—	to	—	(7.49)%	to	(5.19)%
Templeton Global Bond VIP Fund
2015	4,718,501	$13.381345	to	$13.909852	$62,842,788	0.30%	to	2.75%	7.45%	to	9.62%	(6.99)%	to	(4.68)%
2014	5,510,026	$14.386281	to	$14.592335	$77,872,315	0.30%	to	2.75%	5.06%	to	5.06%	(1.07)%	to	1.39%
2013	6,466,974	$14.392405	to	$14.541172	$91,465,010	0.30%	to	2.75%	3.55%	to	4.69%	(1.22)%	to	1.23%
2012	9,846,675	$14.217363	to	$14.720601	$140,426,200	0.30%	to	2.75%	6.09%	to	7.15%	11.85%	to	14.62%
2011	10,707,952	$12.403534	to	$13.160981	$135,531,743	0.30%	to	2.75%	4.33%	to	5.41%	(3.65)%	to	(1.25)%
Hartford Balanced HLS Fund
2015	1,065,609	$15.291803	to	$19.046884	$15,451,065	0.75%	to	2.70%	1.90%	to	3.63%	(2.49)%	to	(0.57)%
2014	1,294,832	$15.379592	to	$19.533503	$19,029,607	0.75%	to	2.70%	1.81%	to	1.83%	6.87%	to	8.97%
2013	1,512,772	$14.113578	to	$18.278484	$20,632,562	0.75%	to	2.70%	1.56%	to	1.58%	17.96%	to	20.28%
2012	1,398,794	$11.733583	to	$15.495238	$15,963,326	0.75%	to	2.70%	2.99%	to	3.02%	9.04%	to	11.19%
2011	1,522,983	$10.553187	to	$14.210738	$15,737,165	0.75%	to	2.70%	1.71%	to	1.89%	(0.86)%	to	1.09%
Hartford Total Return Bond HLS Fund
2015	39,375,169	$12.493519	to	$13.534310	$477,127,747	0.30%	to	2.75%	2.64%	to	3.28%	(3.28)%	to	(0.88)%
2014	46,292,016	$12.917758	to	$13.655147	$571,968,762	0.30%	to	2.75%	2.68%	to	3.31%	3.02%	to	5.57%
2013	62,030,472	$12.539611	to	$12.934646	$733,978,421	0.30%	to	2.75%	3.60%	to	5.26%	(4.04)%	to	(1.66)%
2012	59,560,748	$13.067525	to	$13.152914	$724,071,588	0.30%	to	2.75%	4.03%	to	4.12%	4.62%	to	7.21%
2011	62,150,393	$12.267804	to	$12.490344	$713,026,834	0.30%	to	2.75%	0.22%	to	0.24%	4.09%	to	6.67%
Hartford Capital Appreciation HLS Fund
2015	28,153,379	$22.776496	to	$23.095343	$417,093,368	0.30%	to	2.75%	0.93%	to	0.99%	(1.72)%	to	0.71%
2014	34,264,581	$22.614953	to	$23.500457	$507,446,086	0.30%	to	2.75%	0.78%	to	0.89%	4.40%	to	6.99%
2013	45,789,660	$21.138320	to	$22.510948	$636,714,458	0.30%	to	2.75%	0.36%	to	0.97%	35.31%	to	38.66%
2012	68,624,191	$15.244506	to	$16.636703	$688,564,430	0.30%	to	2.75%	1.20%	to	1.89%	15.13%	to	17.98%
2011	79,434,531	$12.920811	to	$14.450352	$682,351,022	0.30%	to	2.75%	0.75%	to	0.89%	(13.81)%	to	(11.67)%
Hartford Dividend and Growth HLS Fund
2015	19,351,305	$20.402947	to	$22.847762	$308,876,581	0.30%	to	2.75%	1.47%	to	1.64%	(3.84)%	to	(1.45)%
2014	23,221,375	$21.217438	to	$23.184705	$379,363,203	0.30%	to	2.75%	1.04%	to	2.38%	9.90%	to	12.62%
2013	32,101,247	$19.306809	to	$20.586382	$469,218,428	0.30%	to	2.75%	1.42%	to	1.74%	28.35%	to	31.53%
2012	42,105,152	$15.042672	to	$15.651725	$470,508,222	0.30%	to	2.75%	1.94%	to	2.45%	10.51%	to	13.25%
2011	47,940,930	$13.611727	to	$13.820191	$478,018,128	0.30%	to	2.75%	2.11%	to	2.23%	(1.43)%	to	1.01%
Hartford Global Growth HLS Fund
2015	330,750	$11.706080	to	$22.501304	$4,709,379	0.30%	to	2.75%	—	to	0.29%	5.11%	to	7.44%
2014	260,942	$10.895575	to	$21.473127	$3,554,428	0.30%	to	2.70%	—	to	0.56%	3.94%	to	8.96%
2013	228,334	$20.081546	to	$20.658365	$3,033,315	0.50%	to	2.70%	0.21%	to	0.65%	32.67%	to	35.62%
2012	204,039	$14.807648	to	$15.571566	$2,003,735	0.50%	to	2.70%	0.55%	to	0.72%	20.12%	to	22.79%
2011	233,805	$12.059227	to	$12.963226	$1,832,386	0.50%	to	2.70%	0.03%	to	0.06%	(16.18)%	to	(14.32)%
Hartford Disciplined Equity HLS Fund
2015	4,311,941	$24.707800	to	$26.891203	$78,922,730	0.30%	to	2.75%	0.76%	to	1.20%	3.94%	to	6.51%
2014	5,401,238	$23.771907	to	$25.246540	$93,748,052	0.30%	to	2.75%	0.39%	to	1.38%	13.03%	to	15.83%
2013	7,766,959	$21.031419	to	$21.795609	$116,872,515	0.30%	to	2.75%	0.29%	to	1.10%	32.14%	to	35.41%
2012	8,644,385	$15.916413	to	$16.095854	$97,076,786	0.30%	to	2.75%	1.56%	to	1.60%	14.43%	to	17.27%
2011	10,010,774	$13.725731	to	$13.909134	$96,722,497	0.30%	to	2.75%	1.04%	to	1.26%	(1.59)%	to	0.85%
Hartford Growth Opportunities HLS Fund
2015	7,231,563	$26.514567	to	$28.749309	$127,043,781	0.30%	to	2.75%	0.13%	to	0.14%	8.71%	to	11.40%
2014	9,265,589	$24.391204	to	$25.807052	$147,044,785	0.30%	to	2.75%	0.19%	to	0.29%	11.05%	to	13.80%
2013	11,514,449	$21.964512	to	$22.677114	$159,748,073	0.30%	to	2.75%	0.01%	to	0.01%	32.06%	to	35.34%
2012	14,905,524	$16.631719	to	$16.756013	$153,667,930	0.30%	to	2.75%	—	to	—	23.42%	to	26.48%
2011	17,698,164	$13.248092	to	$13.475723	$145,631,808	0.30%	to	2.75%	—	to	—	(11.35)%	to	(9.15)%
Hartford High Yield HLS Fund
2015	1,918,000	$17.614511	to	$18.713796	$29,061,362	0.30%	to	2.75%	3.76%	to	7.66%	(6.90)%	to	(4.59)%
2014	2,411,993	$18.462129	to	$20.101003	$38,582,200	0.30%	to	2.75%	6.58%	to	9.09%	(0.20)%	to	2.27%
2013	3,095,589	$18.052194	to	$20.142133	$48,924,260	0.30%	to	2.75%	7.19%	to	8.49%	3.54%	to	6.11%
2012	4,296,512	$17.012470	to	$19.452754	$64,834,987	0.30%	to	2.75%	9.90%	to	9.91%	11.21%	to	13.97%
2011	4,217,909	$14.927279	to	$17.491587	$56,995,080	0.30%	to	2.75%	5.90%	to	6.73%	1.86%	to	4.38%
Hartford International Opportunities HLS Fund
2015	3,239,257	$16.587690	to	$16.874218	$35,938,493	0.50%	to	2.75%	1.26%	to	1.44%	(0.89)%	to	1.37%
2014	3,886,054	$16.736370	to	$16.830703	$42,778,575	0.30%	to	2.75%	—	to	2.15%	(6.48)%	to	(4.16)%
2013	4,717,147	$17.561624	to	$17.896543	$54,368,079	0.30%	to	2.75%	2.10%	to	2.94%	18.26%	to	21.19%
2012	3,673,476	$14.390206	to	$15.133826	$35,411,519	0.50%	to	2.75%	1.95%	to	1.95%	16.94%	to	19.60%
2011	3,831,367	$12.032333	to	$12.941874	$30,784,421	0.50%	to	2.75%	0.05%	to	0.05%	(16.31)%	to	(14.40)%
Hartford Small/Mid Cap Equity HLS Fund
2015	346,758	$15.976238	to	$25.068396	$5,528,895	0.85%	to	2.70%	1.26%	to	1.51%	(7.27)%	to	(5.54)%
2014	423,478	$16.913383	to	$27.034635	$7,167,689	0.85%	to	2.70%	0.84%	to	1.49%	2.42%	to	4.33%
2013	532,429	$16.210977	to	$26.328652	$8,835,165	0.85%	to	2.75%	0.70%	to	1.35%	33.78%	to	36.35%
2012	891,826	$11.889440	to	$19.680033	$10,617,696	0.85%	to	2.75%	0.59%	to	0.60%	12.73%	to	14.89%
2011	923,031	$10.348355	to	$17.457586	$9,734,637	0.85%	to	2.75%	—	to	—	(3.82)%	to	(1.97)%
Hartford Ultrashort Bond HLS Fund
2015	161,425,005	$8.226209	to	$9.824980	$196,796,827	0.30%	to	2.80%	—	to	0.32%	(2.64)%	to	(0.39)%
2014	201,242,987	$8.449044	to	$9.863416	$245,915,008	0.30%	to	2.80%	—	to	—	(2.66)%	to	(0.40)%
2013	284,272,584	$8.680299	to	$9.902898	$359,160,633	0.30%	to	2.80%	—	to	—	(2.76)%	to	(0.40)%
2012	443,476,326	$8.926799	to	$9.899871	$572,265,112	0.30%	to	2.80%	—	to	—	(2.76)%	to	(0.30)%
2011	565,451,189	$9.194513	to	$9.929569	$712,778,718	0.30%	to	2.75%	—	to	—	(2.71)%	to	(0.30)%
Hartford Small Company HLS Fund
2015	708,091	$21.941570	to	$23.410469	$11,294,114	0.50%	to	2.75%	—	to	—	(10.70)%	to	(8.67)%
2014	899,570	$24.571503	to	$25.632868	$15,918,053	0.50%	to	2.75%	—	to	—	4.17%	to	6.54%
2013	1,310,809	$23.588625	to	$24.277572	$21,697,890	0.30%	to	2.75%	0.08%	to	0.09%	40.47%	to	43.95%
2012	1,013,835	$16.747977	to	$16.793087	$11,686,999	0.50%	to	2.75%	—	to	—	12.50%	to	15.06%
2011	1,262,380	$14.555495	to	$14.926697	$12,786,646	0.50%	to	2.75%	—	to	—	(5.99)%	to	(3.84)%
Hartford SmallCap Growth HLS Fund
2015	349,639	$21.946095	to	$29.572946	$7,438,316	0.85%	to	2.70%	0.06%	to	0.08%	(3.20)%	to	(1.39)%
2014	386,127	$22.255139	to	$30.456529	$8,426,751	0.85%	to	2.75%	0.04%	to	0.07%	2.96%	to	4.94%
2013	558,459	$21.207706	to	$29.579870	$11,759,718	0.85%	to	2.75%	—	to	0.41%	40.94%	to	43.65%
2012	771,308	$14.763938	to	$21.029882	$11,152,557	0.85%	to	2.70%	—	to	—	14.27%	to	16.40%
2011	837,023	$12.683496	to	$18.403649	$10,498,003	0.85%	to	2.70%	—	to	—	(1.28)%	to	0.56%
Hartford Stock HLS Fund
2015	127,336	$16.591820	to	$23.684955	$2,042,478	0.75%	to	2.75%	1.68%	to	1.83%	(0.04)%	to	1.98%
2014	135,218	$16.270343	to	$23.767583	$2,184,736	0.75%	to	2.70%	1.92%	to	4.56%	8.34%	to	10.48%
2013	162,836	$14.727613	to	$21.937608	$2,376,059	0.75%	to	2.70%	1.98%	to	2.02%	28.73%	to	31.26%
2012	426,435	$11.220310	to	$17.042120	$4,631,725	0.75%	to	2.70%	2.17%	to	2.59%	11.34%	to	13.53%
2011	183,357	$9.883129	to	$15.306610	$1,791,488	0.75%	to	2.70%	0.52%	to	1.41%	(3.73)%	to	(1.83)%
Hartford U.S. Government Securities HLS Fund
2015	2,339,514	$9.905117	to	$11.674274	$24,164,613	0.30%	to	2.75%	1.73%	to	1.82%	(1.19)%	to	1.26%
2014	1,996,216	$10.024703	to	$11.403055	$20,624,542	0.50%	to	2.75%	2.05%	to	2.24%	—	to	2.30%
2013	2,543,568	$10.022108	to	$11.146482	$25,954,659	0.50%	to	2.75%	2.06%	to	2.38%	(4.35)%	to	(2.17)%
2012	4,988,331	$10.477812	to	$11.474120	$52,540,398	0.30%	to	2.75%	0.96%	to	1.87%	0.88%	to	3.39%
2011	5,105,764	$10.386061	to	$11.098416	$52,660,139	0.30%	to	2.75%	0.16%	to	2.49%	2.03%	to	4.56%
Hartford Value HLS Fund
2015	1,049,254	$19.871301	to	$21.959894	$16,383,347	0.50%	to	2.70%	1.54%	to	1.55%	(5.66)%	to	(3.56)%
2014	1,225,238	$21.064438	to	$22.771698	$19,906,746	0.50%	to	2.70%	1.47%	to	1.50%	8.40%	to	10.81%
2013	1,559,325	$19.382840	to	$20.550139	$22,957,524	0.50%	to	2.75%	0.72%	to	1.39%	28.36%	to	31.28%
2012	2,264,762	$15.099867	to	$15.653317	$25,410,694	0.50%	to	2.75%	2.15%	to	2.92%	13.81%	to	16.40%
2011	2,331,846	$13.267078	to	$13.447480	$22,608,700	0.50%	to	2.75%	0.81%	to	2.69%	(4.62)%	to	(2.45)%
Lord Abbett Fundamental Equity Fund
2015	749,744	$15.531399	to	$18.871612	$12,415,393	0.30%	to	1.50%	1.11%	to	1.18%	(4.88)%	to	(3.73)%
2014	829,970	$16.328531	to	$19.603342	$14,338,556	0.30%	to	1.50%	0.39%	to	0.41%	5.55%	to	6.82%
2013	916,947	$15.470435	to	$18.351660	$14,954,661	0.30%	to	1.50%	0.22%	to	0.25%	33.74%	to	35.35%
2012	817,096	$11.567545	to	$13.558492	$9,862,728	0.30%	to	1.50%	0.56%	to	0.57%	8.94%	to	10.25%
2011	292,794	$10.618667	to	$12.297888	$3,236,300	0.30%	to	1.50%	0.26%	to	0.45%	(5.91)%	to	(4.78)%
Lord Abbett Calibrated Dividend Growth Fund
2015	818,367	$16.602197	to	$19.205816	$13,043,354	0.85%	to	2.70%	1.69%	to	1.78%	(4.74)%	to	(2.96)%
2014	920,900	$15.338077	to	$17.108718	$15,224,523	0.85%	to	2.45%	1.61%	to	1.76%	8.84%	to	10.60%
2013	1,206,059	$14.091974	to	$15.469389	$18,126,146	0.85%	to	2.45%	1.26%	to	1.50%	24.83%	to	26.84%
2012	1,241,870	$12.195606	to	$14.912990	$14,815,093	0.85%	to	2.70%	2.89%	to	3.07%	9.46%	to	11.50%
2011	1,442,556	$10.937377	to	$13.624033	$15,527,711	0.85%	to	2.70%	2.61%	to	2.78%	(2.47)%	to	(0.65)%
Lord Abbett Bond Debenture Fund
2015	2,462,725	$15.669714	to	$17.060285	$36,709,515	0.30%	to	2.75%	3.52%	to	5.91%	(4.20)%	to	(1.83)%
2014	2,959,499	$15.961104	to	$17.808571	$45,468,923	0.30%	to	2.75%	3.54%	to	4.35%	1.52%	to	4.03%
2013	3,699,709	$15.342188	to	$17.542552	$55,209,422	0.30%	to	2.75%	4.15%	to	4.39%	5.24%	to	7.85%
2012	5,647,239	$14.225698	to	$16.669209	$78,821,659	0.30%	to	2.75%	5.68%	to	5.97%	9.48%	to	12.20%
2011	6,171,792	$12.679270	to	$15.225477	$77,751,139	0.30%	to	2.75%	5.54%	to	6.65%	1.55%	to	4.07%
Lord Abbett Growth and Income Fund
2015	560,989	$17.864529	to	$17.875274	$7,622,513	0.50%	to	2.70%	1.20%	to	1.20%	(5.45)%	to	(3.35)%
2014	692,897	$18.483270	to	$18.906066	$9,796,907	0.50%	to	2.70%	0.53%	to	0.67%	4.79%	to	7.12%
2013	855,047	$17.255404	to	$18.042659	$11,416,004	0.50%	to	2.70%	0.46%	to	0.61%	32.28%	to	35.22%
2012	1,314,729	$12.760933	to	$13.639447	$12,865,735	0.50%	to	2.70%	1.00%	to	1.03%	9.10%	to	11.53%
2011	1,442,473	$11.441826	to	$12.501447	$12,721,930	0.50%	to	2.70%	0.73%	to	1.02%	(8.58)%	to	(6.55)%
MFS® Growth Fund
2015	10,041,725	$24.727335	to	$25.520887	$140,739,991	0.50%	to	2.80%	—	to	0.20%	4.59%	to	6.77%
2014	11,391,500	$23.642338	to	$23.903523	$152,064,452	0.50%	to	2.80%	—	to	0.10%	5.94%	to	8.14%
2013	14,207,698	$22.303628	to	$22.317418	$178,720,894	0.30%	to	2.80%	—	to	0.24%	33.08%	to	36.09%
2012	7,556,745	$16.275030	to	$16.770507	$69,703,082	0.50%	to	2.80%	—	to	—	14.15%	to	16.49%
2011	7,520,375	$14.041207	to	$14.692034	$59,135,987	0.30%	to	2.80%	0.02%	to	0.19%	(3.08)%	to	(0.86)%
MFS® Global Equity Fund
2015	902,321	$19.928024	to	$25.428183	$18,594,347	0.85%	to	2.80%	1.04%	to	1.09%	(4.14)%	to	(2.25)%
2014	1,054,058	$20.787805	to	$26.012901	$22,414,530	0.85%	to	2.80%	0.69%	to	0.73%	1.01%	to	2.99%
2013	1,299,109	$20.633337	to	$25.256535	$27,230,932	0.85%	to	2.75%	1.03%	to	1.07%	24.35%	to	26.73%
2012	1,390,050	$16.593040	to	$19.929000	$23,218,072	0.85%	to	2.75%	1.13%	to	1.15%	20.00%	to	22.30%
2011	1,476,698	$13.828035	to	$16.295758	$20,438,283	0.85%	to	2.75%	0.84%	to	0.90%	(6.92)%	to	(5.13)%
MFS® Investors Trust Fund
2015	9,578,000	$20.279694	to	$21.981049	$140,460,975	0.50%	to	2.80%	0.69%	to	0.89%	(2.55)%	to	(0.55)%
2014	11,987,858	$20.810395	to	$22.101507	$178,823,281	0.50%	to	2.80%	0.81%	to	1.14%	7.94%	to	10.16%
2013	15,608,746	$19.279366	to	$20.063384	$213,740,356	0.50%	to	2.80%	1.00%	to	1.73%	28.41%	to	31.08%
2012	24,614,520	$15.014115	to	$15.306120	$262,242,753	0.50%	to	2.80%	0.72%	to	0.89%	15.89%	to	18.24%
2011	31,298,902	$12.944985	to	$12.955093	$284,383,098	0.50%	to	2.80%	0.88%	to	0.93%	(4.88)%	to	(2.90)%
MFS® Mid Cap Growth Fund
2015	5,921,373	$10.046107	to	$26.451622	$52,127,831	0.70%	to	2.80%	—	to	—	1.72%	to	3.88%
2014	6,283,614	$9.670650	to	$26.003493	$53,878,020	0.70%	to	2.80%	—	to	—	5.86%	to	8.10%
2013	7,587,420	$8.945794	to	$24.564919	$60,765,890	0.70%	to	2.80%	—	to	—	33.92%	to	36.76%
2012	9,730,483	$6.541223	to	$18.342938	$57,492,580	0.70%	to	2.80%	—	to	—	13.30%	to	15.71%
2011	12,380,003	$5.653302	to	$16.189354	$63,849,051	0.70%	to	2.80%	—	to	—	(8.61)%	to	(6.67)%
MFS® New Discovery Fund
2015	4,804,092	$13.448482	to	$28.186188	$87,687,735	0.30%	to	2.80%	—	to	—	(4.60)%	to	(2.44)%
2014	6,101,489	$13.784625	to	$29.543884	$115,937,160	0.30%	to	2.80%	—	to	—	(9.82)%	to	(7.77)%
2013	8,386,327	$14.946075	to	$32.761080	$174,807,224	0.30%	to	2.80%	—	to	—	37.62%	to	40.79%
2012	12,139,969	$10.574906	to	$23.806222	$184,837,534	0.50%	to	2.80%	—	to	—	17.88%	to	20.30%
2011	16,387,868	$8.790789	to	$20.195587	$209,863,266	0.50%	to	2.80%	—	to	—	(12.75)%	to	(12.09)%
MFS® Total Return Fund
2015	24,907,211	$15.997080	to	$17.281075	$438,472,800	0.50%	to	2.80%	2.36%	to	2.60%	(3.12)%	to	(1.08)%
2014	29,349,919	$16.512607	to	$17.662229	$529,209,414	0.30%	to	2.80%	—	to	1.87%	5.50%	to	7.91%
2013	36,646,233	$15.651313	to	$16.367266	$621,611,838	0.30%	to	2.80%	1.66%	to	1.86%	15.76%	to	18.38%
2012	55,304,855	$13.520426	to	$13.825762	$810,351,102	0.30%	to	2.80%	0.29%	to	2.72%	8.19%	to	10.60%
2011	66,853,907	$12.497472	to	$12.500488	$898,521,008	0.30%	to	2.80%	0.31%	to	2.70%	(1.04)%	to	1.28%
MFS® Value Fund
2015	13,176,343	$20.172589	to	$21.970943	$268,181,525	0.30%	to	2.80%	1.29%	to	2.39%	(3.48)%	to	(1.23)%
2014	15,543,246	$20.899410	to	$22.244720	$324,071,207	0.30%	to	2.80%	1.30%	to	1.62%	7.46%	to	9.87%
2013	20,712,600	$19.448755	to	$20.246014	$395,887,084	0.30%	to	2.80%	1.42%	to	1.56%	32.14%	to	35.19%
2012	23,342,471	$14.718539	to	$14.976078	$332,978,778	0.30%	to	2.80%	1.29%	to	1.58%	13.05%	to	15.54%
2011	27,180,453	$12.962336	to	$13.019258	$342,014,550	0.30%	to	2.80%	1.31%	to	1.70%	(3.06)%	to	(0.76)%
MFS® Total Return Bond Series+
2015	42,254,978	$12.626347	to	$13.419897	$561,168,879	0.30%	to	2.80%	3.21%	to	3.38%	(3.06)%	to	(0.88)%
2014	49,619,046	$13.024355	to	$13.538877	$671,404,628	0.30%	to	2.80%	2.83%	to	2.84%	2.92%	to	5.30%
2013	63,104,890	$12.654375	to	$12.857122	$819,089,472	0.30%	to	2.80%	1.26%	to	1.66%	(3.77)%	to	(1.58)%
2012	27,648,766	$13.064074	to	$13.149603	$364,024,045	0.30%	to	2.80%	2.75%	to	2.94%	4.39%	to	6.73%
2011	26,935,470	$12.239764	to	$12.596936	$336,634,052	0.30%	to	2.80%	2.00%	to	2.69%	3.80%	to	6.16%
MFS® Research Fund
2015	1,179,120	$20.317840	to	$21.820857	$22,014,371	0.85%	to	2.80%	0.72%	to	0.72%	(1.98)%	to	(0.05)%
2014	1,450,301	$20.327821	to	$22.261565	$27,188,206	0.85%	to	2.80%	0.79%	to	0.81%	7.16%	to	9.27%
2013	1,683,027	$18.603416	to	$20.774295	$29,265,106	0.85%	to	2.80%	0.25%	to	0.32%	28.63%	to	31.17%
2012	2,615,544	$14.183107	to	$16.149826	$35,445,464	0.85%	to	2.80%	0.77%	to	0.79%	14.04%	to	16.28%
2011	2,844,748	$12.197402	to	$14.162098	$33,533,133	0.85%	to	2.80%	0.83%	to	0.90%	(3.20)%	to	(1.29)%
MFS® High Yield Portfolio
2015	8,850,862	$9.703703	to	$10.190929	$87,891,764	0.85%	to	2.80%	6.61%	to	7.65%	(6.86)%	to	(5.03)%
2014	11,022,122	$10.418731	to	$10.730506	$116,451,812	0.85%	to	2.80%	4.36%	to	5.36%	(0.03)%	to	1.94%
2013	15,078,674	$10.422041	to	$10.526650	$157,908,538	0.85%	to	2.80%	2.50%	to	2.72%	4.22%	to	5.27%
BlackRock Global Allocation V.I. Fund
2015	434,336	$11.263821	to	$11.948258	$4,989,616	0.30%	to	1.50%	1.02%	to	1.05%	(2.48)%	to	(1.30)%
2014	409,520	$11.549686	to	$12.105308	$4,807,811	0.30%	to	1.50%	1.63%	to	2.25%	0.41%	to	1.63%
2013	419,306	$11.501993	to	$11.911502	$4,878,497	0.30%	to	1.50%	1.03%	to	1.10%	12.71%	to	14.07%
2012	246,475	$10.204702	to	$10.441994	$2,536,238	0.30%	to	1.50%	0.09%	to	0.99%	8.33%	to	9.64%
2011	62,053	$9.419996	to	$9.506683	$586,773	0.50%	to	1.50%	3.26%	to	6.18%	(5.80)%	to	(4.93)%
BlackRock Global Opportunities V.I. Fund
2015	13,907	$14.322338	to	$16.784034	$228,573	1.40%	to	2.45%	0.78%	to	0.97%	(1.72)%	to	(0.69)%
2014	20,621	$14.421304	to	$17.078460	$340,805	1.40%	to	2.45%	1.08%	to	1.16%	(6.47)%	to	(5.49)%
2013	23,118	$15.258286	to	$18.260509	$398,006	1.40%	to	2.45%	0.34%	to	0.37%	26.64%	to	27.97%
2012	25,413	$11.923223	to	$13.781237	$344,956	1.40%	to	2.35%	0.85%	to	0.92%	11.95%	to	13.02%
2011	36,835	$10.549517	to	$12.309800	$448,267	1.40%	to	2.35%	0.95%	to	0.96%	(14.43)%	to	(13.61)%
BlackRock Large Cap Growth V.I. Fund
2015	40,893	$15.424747	to	$23.637915	$666,209	1.40%	to	2.60%	0.50%	to	0.60%	0.09%	to	1.30%
2014	52,098	$15.226766	to	$23.616209	$847,994	1.40%	to	2.60%	0.56%	to	0.61%	11.23%	to	12.58%
2013	64,446	$13.525591	to	$21.230957	$942,228	1.40%	to	2.60%	0.72%	to	0.81%	30.48%	to	32.06%
2012	88,149	$10.242183	to	$16.270969	$981,387	1.40%	to	2.60%	0.95%	to	1.39%	12.27%	to	13.62%
2011	117,398	$9.014259	to	$10.039407	$1,147,597	1.40%	to	2.40%	0.63%	to	0.78%	0.02%	to	1.03%
BlackRock Equity Dividend V.I. Fund
2015	642,928	$14.454091	to	$15.332222	$9,544,743	0.30%	to	1.50%	1.44%	to	1.45%	(2.29)%	to	(1.11)%
2014	679,670	$14.793529	to	$15.505077	$10,261,129	0.30%	to	1.50%	1.52%	to	1.64%	7.44%	to	8.74%
2013	768,832	$13.768822	to	$14.258946	$10,732,962	0.30%	to	1.50%	1.72%	to	1.97%	22.27%	to	23.75%
2012	711,362	$11.260778	to	$11.478547	$8,067,470	0.50%	to	1.50%	2.03%	to	2.29%	10.24%	to	11.34%
2011	168,708	$10.215239	to	$10.309221	$1,728,069	0.50%	to	1.50%	2.00%	to	2.29%	2.15%	to	3.09%
UIF Core Plus Fixed Income Portfolio
2015	61,649	$10.180099	to	$10.478496	$638,396	1.35%	to	2.50%	3.20%	to	3.65%	(3.28)%	to	(2.16)%
2014	80,658	$10.525379	to	$10.710012	$859,890	1.35%	to	2.50%	2.83%	to	2.98%	4.91%	to	6.12%
2013	97,592	$10.032769	to	$10.092052	$983,095	1.35%	to	2.50%	—	to	—	0.33%	to	0.92%
UIF Growth Portfolio
2015	155,219	$14.726161	to	$15.157585	$2,332,821	1.35%	to	2.50%	—	to	—	9.20%	to	10.47%
2014	200,188	$13.484988	to	$13.721383	$2,732,375	1.35%	to	2.50%	—	to	—	3.47%	to	4.67%
2013	255,664	$13.016247	to	$13.109696	$3,346,277	1.35%	to	2.75%	—	to	—	30.16%	to	31.10%
UIF Mid Cap Growth Portfolio
2015	757,510	$15.375321	to	$23.394195	$11,541,796	0.75%	to	2.75%	—	to	—	(8.54)%	to	(6.69)%
2014	882,595	$16.478001	to	$25.578603	$14,440,819	0.75%	to	2.75%	—	to	—	(0.92)%	to	1.08%
2013	1,071,141	$16.301895	to	$25.816450	$17,333,856	0.75%	to	2.75%	0.24%	to	0.35%	33.76%	to	36.46%
2012	1,898,727	$11.946499	to	$19.300529	$22,232,072	0.75%	to	2.75%	—	to	—	5.55%	to	7.68%
2011	2,412,191	$11.094492	to	$18.285948	$26,367,296	0.75%	to	2.75%	0.23%	to	0.26%	(9.69)%	to	(7.87)%
Invesco V.I. American Value Fund
2015	620,172	$15.933971	to	$23.308947	$9,999,891	0.85%	to	2.70%	0.01%	to	0.01%	(11.78)%	to	(10.13)%
2014	713,051	$17.729300	to	$26.419904	$12,854,092	0.85%	to	2.70%	0.18%	to	0.22%	6.56%	to	8.55%
2013	851,094	$16.332597	to	$24.729846	$14,215,747	0.85%	to	2.75%	0.52%	to	0.75%	30.30%	to	32.80%
2012	1,263,737	$12.298679	to	$19.017410	$15,637,431	0.85%	to	2.70%	0.62%	to	0.64%	13.96%	to	16.09%
2011	1,492,590	$10.594517	to	$16.687980	$16,021,119	0.85%	to	2.70%	0.59%	to	0.61%	(1.86)%	to	(0.03)%
Morgan Stanley Mid Cap Growth Portfolio
2015	24,422	$14.645554	to	$23.761362	$345,798	1.35%	to	2.45%	—	to	—	(9.07)%	to	(8.06)%
2014	38,397	$15.929315	to	$26.130248	$594,425	1.35%	to	2.45%	—	to	—	(1.66)%	to	(0.57)%
2013	45,658	$14.607207	to	$16.020231	$709,839	1.35%	to	2.20%	0.06%	to	0.06%	34.37%	to	35.52%
2012	55,282	$10.870781	to	$11.821534	$635,992	1.35%	to	2.20%	—	to	—	5.88%	to	6.78%
2011	80,188	$10.110543	to	$11.070503	$863,063	1.35%	to	2.50%	—	to	0.15%	(9.47)%	to	(8.42)%
BlackRock Capital Appreciation V.I. Fund
2015	520,018	$14.637837	to	$15.375355	$7,866,735	0.50%	to	1.50%	—	to	—	5.02%	to	6.08%
2014	608,729	$13.937768	to	$14.494328	$8,724,719	0.50%	to	1.50%	—	to	—	6.94%	to	8.01%
2013	705,102	$13.033462	to	$13.419051	$9,392,354	0.50%	to	1.50%	—	to	—	31.41%	to	32.73%
2012	709,926	$9.918146	to	$10.110023	$7,187,104	0.50%	to	1.50%	0.63%	to	0.70%	11.88%	to	13.00%
2011	167,853	$8.865043	to	$8.946664	$1,520,195	0.50%	to	1.50%	0.68%	to	1.13%	(11.35)%	to	(10.53)%
Oppenheimer Capital Appreciation Fund/VA
2015	165,209	$15.531833	to	$23.002491	$2,510,795	0.85%	to	2.75%	—	to	—	0.47%	to	2.39%
2014	164,652	$15.168776	to	$22.895896	$2,512,094	0.85%	to	2.75%	0.21%	to	0.26%	12.01%	to	14.15%
2013	170,022	$13.288083	to	$20.441751	$2,252,777	0.85%	to	2.75%	0.75%	to	0.88%	25.92%	to	28.33%
2012	242,428	$10.354264	to	$16.233549	$2,491,089	0.85%	to	2.75%	0.40%	to	0.48%	10.72%	to	12.84%
2011	286,259	$9.175765	to	$14.661738	$2,625,631	0.85%	to	2.75%	0.11%	to	0.12%	(4.05)%	to	(2.21)%
Oppenheimer Global Fund/VA
2015	930,508	$14.832940	to	$21.047069	$13,511,080	0.85%	to	2.75%	1.07%	to	1.11%	0.86%	to	2.79%
2014	1,117,461	$14.429674	to	$20.867763	$15,859,465	0.85%	to	2.75%	0.86%	to	1.16%	(0.71)%	to	1.19%
2013	1,371,599	$14.259651	to	$21.017468	$19,317,277	0.85%	to	2.75%	1.13%	to	1.31%	23.55%	to	25.92%
2012	2,458,427	$11.379499	to	$17.011297	$27,307,890	0.75%	to	2.75%	1.92%	to	2.53%	17.67%	to	20.05%
2011	3,043,406	$9.479173	to	$14.456531	$28,503,955	0.75%	to	2.75%	1.06%	to	1.06%	(11.01)%	to	(9.21)%
Oppenheimer Main Street Fund®/VA
2015	191,683	$16.466604	to	$22.120904	$3,091,066	0.85%	to	2.75%	0.65%	to	0.68%	0.31%	to	2.23%
2014	234,265	$16.106807	to	$22.052784	$3,696,874	0.85%	to	2.75%	0.48%	to	0.58%	7.41%	to	9.47%
2013	262,453	$14.713944	to	$20.532026	$3,800,498	0.85%	to	2.75%	0.84%	to	0.87%	27.88%	to	30.33%
2012	334,198	$11.290049	to	$16.056067	$3,725,587	0.85%	to	2.75%	0.66%	to	0.76%	13.45%	to	15.62%
2011	347,115	$9.764597	to	$14.152904	$3,355,752	0.85%	to	2.75%	0.59%	to	0.65%	(3.02)%	to	(1.16)%
Oppenheimer Main Street Small Cap Fund/VA
2015	932,091	$18.391829	to	$25.403315	$16,787,101	0.75%	to	2.75%	0.63%	to	0.71%	(8.64)%	to	(6.80)%
2014	1,144,477	$19.732756	to	$27.806365	$22,197,302	0.75%	to	2.75%	0.56%	to	0.62%	8.63%	to	10.82%
2013	1,475,043	$17.806066	to	$25.598128	$25,782,479	0.75%	to	2.75%	0.68%	to	1.03%	36.81%	to	39.57%
2012	2,228,053	$12.757530	to	$18.710163	$27,876,674	0.75%	to	2.75%	0.33%	to	0.33%	14.48%	to	16.79%
2011	2,658,375	$10.923371	to	$16.343630	$28,677,185	0.75%	to	2.75%	0.39%	to	0.40%	(5.03)%	to	(3.11)%
Oppenheimer Equity Income Fund/VA
2015	212,228	$12.805787	to	$17.747933	$2,672,307	0.85%	to	2.75%	2.67%	to	2.73%	(12.27)%	to	(10.58)%
2014	244,000	$14.321652	to	$20.229882	$3,466,094	0.85%	to	2.75%	1.48%	to	1.51%	7.73%	to	9.79%
2013	285,975	$13.044475	to	$18.827018	$3,689,507	0.85%	to	2.70%	1.13%	to	1.19%	25.28%	to	27.62%
2012	151,367	$10.221740	to	$15.028094	$1,569,430	0.85%	to	2.70%	1.13%	to	1.13%	10.08%	to	12.13%
2011	165,954	$9.115962	to	$13.652516	$1,541,212	0.85%	to	2.70%	—	to	0.88%	(7.03)%	to	(5.29)%
Putnam VT Diversified Income Fund
2015	3,533,319	$13.542501	to	$17.188938	$45,926,832	0.75%	to	2.75%	8.20%	to	9.12%	(4.99)%	to	(3.07)%
2014	4,115,124	$13.971545	to	$18.091859	$55,521,261	0.75%	to	2.75%	7.77%	to	10.24%	(2.37)%	to	(0.40)%
2013	5,112,542	$14.028001	to	$18.531931	$69,534,219	0.75%	to	2.75%	3.03%	to	3.75%	4.89%	to	7.01%
2012	7,129,432	$13.109378	to	$17.668133	$90,905,102	0.75%	to	2.75%	5.43%	to	5.52%	8.50%	to	10.69%
2011	7,493,345	$11.843122	to	$16.283898	$87,183,520	0.75%	to	2.75%	9.55%	to	9.62%	(5.79)%	to	(3.89)%
Putnam VT Global Asset Allocation Fund
2015	203,461	$13.348768	to	$14.780228	$2,954,561	1.15%	to	2.45%	—	to	2.17%	(2.25)%	to	(0.97)%
2014	313,204	$14.925369	to	$20.857346	$4,617,068	1.15%	to	2.40%	1.98%	to	2.30%	6.83%	to	8.17%
2013	370,550	$13.797846	to	$19.524199	$5,048,593	1.15%	to	2.40%	1.82%	to	2.16%	16.66%	to	18.13%
2012	736,311	$10.968758	to	$11.908654	$8,526,279	0.75%	to	2.45%	—	to	0.73%	11.44%	to	13.35%
2011	688,977	$10.506520	to	$15.010968	$7,120,025	0.75%	to	2.40%	3.70%	to	4.30%	(2.78)%	to	(1.16)%
Putnam VT International Value Fund
2015	99,011	$8.295657	to	$13.966060	$859,357	1.25%	to	2.40%	1.07%	to	1.15%	(4.33)%	to	(3.22)%
2014	107,506	$8.571474	to	$14.597418	$953,508	1.25%	to	2.40%	1.34%	to	1.35%	(11.64)%	to	(10.61)%
2013	114,845	$9.589137	to	$16.519571	$1,150,307	1.25%	to	2.40%	2.74%	to	3.29%	19.32%	to	20.69%
2012	156,408	$8.100248	to	$13.845310	$1,305,467	0.85%	to	2.40%	2.90%	to	4.98%	18.82%	to	20.67%
2011	179,940	$6.712534	to	$11.544659	$1,238,367	0.85%	to	2.70%	2.54%	to	2.55%	(16.08)%	to	(14.51)%
Putnam VT International Equity Fund
2015	130,647	$9.622323	to	$14.630565	$1,231,619	0.75%	to	2.75%	—	to	1.15%	(2.58)%	to	(0.61)%
2014	130,989	$9.681175	to	$15.341442	$1,243,820	0.75%	to	2.40%	0.76%	to	0.92%	(8.99)%	to	(7.47)%
2013	156,042	$10.463205	to	$16.856709	$1,585,939	0.75%	to	2.40%	—	to	1.75%	25.04%	to	27.11%
2012	159,185	$8.034559	to	$13.289604	$1,303,847	1.25%	to	2.75%	2.16%	to	2.18%	18.61%	to	20.40%
2011	183,936	$6.673092	to	$11.204386	$1,250,369	1.25%	to	2.75%	3.20%	to	3.38%	(19.19)%	to	(17.97)%
Putnam VT Investors Fund
2015	16,715	$18.090983	to	$23.808151	$344,159	0.50%	to	1.50%	0.59%	to	1.19%	(3.63)%	to	(2.67)%
2014	20,939	$18.773146	to	$24.730592	$458,592	0.30%	to	1.50%	—	to	1.25%	12.22%	to	13.57%
2013	9,920	$16.729294	to	$21.580184	$185,390	0.50%	to	1.50%	1.41%	to	1.46%	33.11%	to	34.45%
2012	9,099	$12.581848	to	$16.050711	$129,579	0.50%	to	1.45%	1.02%	to	1.29%	15.15%	to	16.25%
2011	5,241	$10.926607	to	$13.807398	$70,658	0.50%	to	1.45%	—	to	1.15%	(1.40)%	to	(0.46)%
Putnam VT Small Cap Value Fund
2015	108,107	$16.127762	to	$22.721990	$1,674,527	0.75%	to	2.70%	0.84%	to	0.85%	(6.79)%	to	(4.95)%
2014	141,157	$16.968452	to	$24.377401	$2,305,345	0.75%	to	2.70%	0.46%	to	1.35%	0.68%	to	2.66%
2013	202,752	$16.528583	to	$24.213174	$3,280,334	0.75%	to	2.70%	0.84%	to	1.03%	35.89%	to	38.56%
2012	186,810	$11.928452	to	$17.818061	$2,235,027	0.75%	to	2.70%	0.44%	to	0.44%	14.36%	to	16.61%
2011	273,496	$10.229368	to	$15.580789	$2,799,023	0.75%	to	2.70%	0.42%	to	0.49%	(7.27)%	to	(5.44)%
Putnam VT Voyager Fund
2015	514,559	$14.331240	to	$21.144952	$8,755,264	0.30%	to	1.50%	1.09%	to	1.16%	(7.51)%	to	(6.39)%
2014	577,823	$15.495093	to	$22.342034	$10,534,687	0.50%	to	1.50%	0.74%	to	0.75%	8.09%	to	9.17%
2013	622,930	$14.335692	to	$20.649711	$10,533,928	0.30%	to	1.50%	—	to	0.93%	41.59%	to	43.29%
2012	672,840	$10.125015	to	$14.310109	$7,794,695	0.50%	to	1.50%	0.28%	to	0.30%	12.53%	to	13.66%
2011	196,402	$8.997772	to	$12.590426	$2,079,361	0.50%	to	1.50%	—	to	—	(19.07)%	to	(18.26)%
Putnam VT Equity Income Fund
2015	74,738	$17.820079	to	$22.967914	$1,605,533	0.50%	to	1.50%	1.48%	to	1.49%	(4.49)%	to	(3.53)%
2014	90,508	$18.657115	to	$23.807401	$2,034,168	0.50%	to	1.50%	1.58%	to	1.79%	10.98%	to	12.10%
2013	86,799	$16.810753	to	$21.237933	$1,730,502	0.50%	to	1.50%	1.85%	to	2.12%	30.44%	to	31.75%
2012	81,472	$12.887241	to	$16.232605	$1,245,921	0.30%	to	1.50%	—	to	2.00%	17.53%	to	18.95%
2011	68,788	$10.965150	to	$13.578750	$883,394	0.50%	to	1.50%	1.55%	to	2.12%	0.40%	to	1.41%
PIMCO All Asset Fund
2015	145,604	$9.873838	to	$10.473692	$1,455,948	0.30%	to	1.50%	3.19%	to	3.26%	(10.54)%	to	(9.46)%
2014	158,736	$11.037121	to	$11.567924	$1,767,709	0.30%	to	1.50%	2.96%	to	4.77%	(1.04)%	to	—
2013	180,362	$11.153166	to	$11.550113	$2,028,753	0.30%	to	1.50%	2.74%	to	4.55%	(1.38)%	to	(0.19)%
2012	143,177	$11.309358	to	$11.572157	$1,626,976	0.30%	to	1.50%	4.76%	to	5.18%	13.10%	to	14.46%
2011	31,189	$9.999541	to	$10.091449	$311,615	0.50%	to	1.50%	4.00%	to	4.64%	—	to	0.91%
PIMCO Global Dividend Portfolio+
2015	616,883	$10.621657	to	$11.156688	$6,700,487	0.50%	to	1.50%	5.64%	to	5.77%	(10.37)%	to	(9.47)%
2014	623,021	$11.850853	to	$12.323864	$7,508,439	0.50%	to	1.50%	—	to	—	(0.60)%	to	0.40%
2013	676,739	$11.922059	to	$12.274554	$8,157,536	0.50%	to	1.50%	1.93%	to	2.06%	17.42%	to	18.60%
2012	613,597	$10.153212	to	$10.349481	$6,249,628	0.50%	to	1.50%	0.84%	to	0.94%	8.14%	to	9.22%
2011	136,466	$9.389138	to	$9.475458	$1,276,923	0.50%	to	1.50%	0.09%	to	0.16%	(6.11)%	to	(5.25)%
PIMCO Global Multi-Asset Managed Allocation Portfolio
2015	67,135	$9.523174	to	$10.002941	$643,030	0.50%	to	1.50%	1.18%	to	1.91%	(1.74)%	to	(0.76)%
2014	80,259	$9.692213	to	$10.079179	$781,047	0.50%	to	1.50%	1.37%	to	2.76%	3.01%	to	4.05%
2013	81,041	$9.408609	to	$9.686929	$764,413	0.50%	to	1.50%	3.15%	to	3.19%	(9.28)%	to	(8.37)%
2012	71,070	$10.371089	to	$10.571584	$737,329	0.50%	to	1.50%	3.35%	to	3.50%	7.16%	to	8.23%
2011	27,351	$9.678566	to	$9.767544	$264,759	0.50%	to	1.50%	—	to	—	(3.21)%	to	(2.32)%
Jennison 20/20 Focus Fund
2015	200,914	$2.115950	to	$22.106585	$531,845	1.70%	to	2.60%	—	to	—	3.15%	to	4.08%
2014	224,046	$2.033035	to	$21.432385	$559,117	1.70%	to	2.60%	—	to	—	3.96%	to	4.90%
2013	229,655	$1.937982	to	$20.615066	$544,906	1.70%	to	2.60%	—	to	—	26.04%	to	27.18%
2012	250,217	$1.523865	to	$16.356405	$459,248	1.70%	to	2.60%	—	to	—	7.78%	to	8.75%
2011	372,951	$1.312477	to	$1.401227	$512,677	1.70%	to	2.35%	—	to	—	(6.73)%	to	(6.12)%
Jennison Fund
2015	28,559	$1.579164	to	$1.579164	$45,100	2.20%	to	2.20%	—	to	—	8.61%	to	8.61%
2014	28,559	$1.453924	to	$1.453924	$41,523	2.20%	to	2.20%	—	to	—	7.20%	to	7.20%
2013	28,559	$1.356307	to	$1.356307	$38,735	2.20%	to	2.20%	—	to	—	34.13%	to	34.13%
2012	43,669	$1.011181	to	$1.011181	$44,157	2.20%	to	2.20%	—	to	—	13.21%	to	13.21%
2011	43,669	$0.893188	to	$0.893188	$39,005	2.20%	to	2.20%	—	to	—	(2.26)%	to	(2.26)%
Prudential Value Portfolio
2015	186,334	$1.596097	to	$19.820553	$335,942	1.70%	to	2.45%	—	to	—	(10.76)%	to	(10.09)%
2014	187,205	$1.775157	to	$22.210273	$378,404	1.70%	to	2.45%	—	to	—	7.01%	to	7.81%
2013	188,064	$1.646523	to	$20.755915	$355,503	1.70%	to	2.45%	—	to	—	29.32%	to	30.30%
2012	221,467	$1.263664	to	$16.049431	$315,604	1.70%	to	2.45%	0.55%	to	0.55%	11.37%	to	12.21%
2011	221,591	$1.126140	to	$14.410334	$284,514	1.70%	to	2.45%	—	to	0.50%	(8.17)%	to	(7.47)%
Invesco V.I. Growth and Income Fund
2015	1,866,585	$15.390492	to	$18.967964	$29,857,151	0.75%	to	2.70%	2.57%	to	2.63%	(5.89)%	to	(4.04)%
2014	2,183,245	$16.037690	to	$20.155093	$36,691,354	0.75%	to	2.70%	1.08%	to	1.64%	7.04%	to	9.14%
2013	2,893,224	$14.694090	to	$18.782197	$44,729,272	0.75%	to	2.75%	1.18%	to	1.23%	30.14%	to	32.77%
2012	3,837,095	$11.014058	to	$14.461375	$44,591,206	0.85%	to	2.70%	1.28%	to	1.54%	11.30%	to	13.38%
2011	4,781,804	$9.714248	to	$12.992792	$49,253,592	0.85%	to	2.70%	1.00%	to	1.04%	(4.87)%	to	(3.09)%
Invesco V.I. Comstock Fund
2015	78,471	$19.863059	to	$22.644138	$1,702,452	1.35%	to	2.50%	1.69%	to	1.69%	(8.51)%	to	(7.45)%
2014	90,401	$21.711063	to	$24.467663	$2,128,190	1.35%	to	2.50%	1.02%	to	1.11%	6.41%	to	7.64%
2013	122,895	$20.403590	to	$22.731362	$2,702,011	1.35%	to	2.50%	1.43%	to	1.46%	32.31%	to	33.84%
2012	159,504	$15.421242	to	$16.984478	$2,630,889	1.35%	to	2.50%	1.42%	to	1.45%	15.99%	to	17.33%
2011	192,593	$13.295328	to	$14.475731	$2,715,455	1.35%	to	2.50%	1.34%	to	1.36%	(4.53)%	to	(3.42)%
Invesco V.I. American Franchise Fund
2015	3,275,761	$14.794375	to	$16.242854	$50,380,488	0.85%	to	2.80%	—	to	—	2.11%	to	4.12%
2014	3,982,108	$14.489106	to	$15.600423	$59,476,691	0.85%	to	2.80%	0.04%	to	0.04%	5.45%	to	7.52%
2013	4,468,382	$13.740793	to	$14.509057	$62,824,449	0.85%	to	2.80%	0.38%	to	0.45%	36.27%	to	38.95%
2012	6,138,699	$10.083217	to	$10.441741	$62,842,077	0.85%	to	2.80%	—	to	—	10.59%	to	12.77%
2011	3,990,162	$9.117538	to	$9.259472	$36,629,296	0.85%	to	2.80%	—	to	—	(8.82)%	to	(7.41)%
Invesco V.I. Mid Cap Growth Fund
2015	834,993	$13.475099	to	$14.435561	$11,616,415	0.75%	to	2.75%	—	to	—	(1.54)%	to	0.29%
2014	762,923	$13.685733	to	$14.394247	$10,699,017	0.75%	to	2.75%	—	to	—	5.11%	to	6.89%
2013	1,016,535	$13.020689	to	$13.466679	$13,448,655	0.75%	to	2.75%	0.20%	to	0.51%	33.30%	to	35.58%
2012	840,320	$9.767694	to	$9.924071	$8,268,268	0.85%	to	2.75%	—	to	—	(2.32)%	to	(0.76)%
Wells Fargo VT Index Asset Allocation Fund+
2015	171,439	$2.007157	to	$19.772457	$360,197	1.35%	to	2.45%	1.05%	to	1.22%	(1.20)%	to	(0.11)%
2014	306,834	$1.744947	to	$2.009342	$771,323	1.35%	to	2.50%	1.36%	to	1.46%	15.15%	to	16.48%
2013	392,416	$1.515427	to	$1.725118	$723,530	1.35%	to	2.50%	1.54%	to	1.57%	16.68%	to	18.03%
2012	509,389	$1.298791	to	$1.461617	$818,108	1.35%	to	2.50%	1.38%	to	1.53%	10.24%	to	11.52%
2011	728,215	$1.178104	to	$1.310634	$893,823	1.35%	to	2.50%	2.48%	to	2.86%	3.86%	to	5.06%
Wells Fargo VT Total Return Bond Fund+
2015	1,293,198	$1.624126	to	$12.145262	$2,094,523	1.35%	to	2.75%	1.28%	to	1.29%	(2.58)%	to	(1.21)%
2014	1,916,800	$1.643962	to	$12.466860	$3,597,468	1.35%	to	2.75%	1.36%	to	1.36%	2.73%	to	4.18%
2013	2,409,449	$1.578072	to	$12.135875	$4,292,748	1.35%	to	2.75%	1.24%	to	1.24%	(5.08)%	to	(3.74)%
2012	3,279,900	$1.639407	to	$12.785324	$5,451,561	1.35%	to	2.75%	1.44%	to	1.45%	3.23%	to	4.68%
2011	3,840,214	$1.566088	to	$12.385714	$5,917,870	1.35%	to	2.75%	1.70%	to	2.69%	5.38%	to	6.87%
Wells Fargo VT Intrinsic Value Fund+
2015	803,630	$1.550661	to	$1.806242	$1,665,660	1.35%	to	2.50%	0.86%	to	0.88%	(2.98)%	to	(1.86)%
2014	1,009,928	$1.598315	to	$1.840450	$2,120,817	1.35%	to	2.50%	0.73%	to	0.76%	7.59%	to	8.83%
2013	1,435,806	$1.485583	to	$1.691084	$2,539,064	1.35%	to	2.50%	0.99%	to	1.01%	27.09%	to	28.56%
2012	1,933,900	$1.168928	to	$1.315436	$2,477,581	1.35%	to	2.50%	1.35%	to	1.35%	16.52%	to	17.87%
2011	2,463,930	$1.003183	to	$1.116024	$2,681,276	1.35%	to	2.50%	0.52%	to	0.54%	(4.57)%	to	(3.47)%
Wells Fargo VT International Equity Fund+
2015	53,577	$12.173375	to	$12.971555	$672,423	1.35%	to	2.50%	3.89%	to	4.01%	(0.71)%	to	0.44%
2014	56,241	$12.260820	to	$12.915291	$707,492	1.35%	to	2.50%	2.50%	to	2.61%	(7.69)%	to	(6.62)%
2013	80,929	$13.282386	to	$13.831388	$1,099,723	1.35%	to	2.50%	2.12%	to	2.14%	16.57%	to	17.92%
2012	109,977	$11.394184	to	$11.729566	$1,273,524	1.35%	to	2.50%	1.35%	to	1.37%	10.68%	to	11.96%
2011	133,369	$10.294596	to	$10.476517	$1,386,842	1.35%	to	2.50%	0.29%	to	0.31%	(15.06)%	to	(14.08)%
Wells Fargo VT Small Cap Growth Fund+
2015	506,979	$2.033313	to	$2.368461	$1,340,163	1.35%	to	2.50%	—	to	—	(5.28)%	to	(4.18)%
2014	718,265	$2.146673	to	$2.471908	$1,930,732	1.35%	to	2.50%	—	to	—	(4.30)%	to	(3.19)%
2013	939,461	$2.243131	to	$2.553438	$2,534,678	1.35%	to	2.50%	—	to	—	46.53%	to	48.22%
2012	1,299,692	$1.530857	to	$1.722746	$2,159,489	1.35%	to	2.50%	—	to	—	5.21%	to	6.43%
2011	1,583,406	$1.455057	to	$1.618725	$2,489,270	1.35%	to	2.50%	—	to	—	(6.95)%	to	(5.88)%
Wells Fargo VT Discovery Fund+
2015	38,136	$24.537066	to	$27.489963	$938,810	1.35%	to	2.45%	—	to	—	(3.85)%	to	(2.78)%
2014	50,650	$25.239790	to	$28.590111	$1,265,555	1.35%	to	2.45%	—	to	—	(2.07)%	to	(0.99)%
2013	73,497	$25.492367	to	$29.195713	$1,875,011	1.35%	to	2.45%	0.01%	to	0.01%	40.33%	to	41.88%
2012	89,517	$17.968169	to	$20.805660	$1,618,360	1.35%	to	2.45%	—	to	—	14.89%	to	16.16%
2011	103,948	$15.468782	to	$18.109556	$1,601,116	1.35%	to	2.45%	—	to	—	(2.01)%	to	(0.92)%
Wells Fargo VT Small Cap Value Fund+
2015	7,251	$14.329635	to	$18.788422	$100,894	1.35%	to	2.45%	0.25%	to	0.40%	(12.80)%	to	(11.83)%
2014	12,770	$16.252650	to	$21.545639	$220,452	1.35%	to	2.45%	0.28%	to	0.65%	1.93%	to	3.06%
2013	14,946	$15.770519	to	$21.137712	$229,743	1.35%	to	2.45%	0.69%	to	0.70%	11.98%	to	13.21%
2012	20,885	$13.060130	to	$13.929712	$279,657	1.35%	to	2.20%	0.81%	to	0.86%	11.52%	to	12.47%
2011	36,256	$11.711416	to	$12.385528	$436,787	1.35%	to	2.20%	0.67%	to	0.79%	(9.28)%	to	(8.51)%
Wells Fargo VT Opportunity Fund+
2015	10,027	$17.065145	to	$18.970335	$179,989	1.35%	to	2.35%	0.13%	to	0.13%	(5.34)%	to	(4.38)%
2014	14,061	$18.027148	to	$19.840186	$270,025	1.35%	to	2.35%	0.06%	to	0.09%	7.86%	to	8.94%
2013	23,226	$16.713448	to	$18.211399	$410,366	1.35%	to	2.35%	0.20%	to	0.20%	27.65%	to	28.93%
2012	25,577	$13.093485	to	$14.125238	$351,370	1.35%	to	2.35%	0.10%	to	0.10%	12.84%	to	13.97%
2011	29,014	$11.603564	to	$12.393407	$352,314	1.35%	to	2.35%	—	to	0.14%	(7.71)%	to	(6.79)%
HIMCO VIT Index Fund
2015	1,846,002	$17.964414	to	$24.105494	$36,738,587	0.30%	to	1.50%	—	to	0.34%	(0.68)%	to	0.52%
2014	1,816,005	$18.087087	to	$23.980581	$36,158,079	0.30%	to	1.50%	—	to	—	4.55%	to	5.04%
HIMCO VIT Portfolio Diversifier Fund
2015	36,718,418	$7.390702	to	$7.808156	$277,368,975	0.30%	to	1.50%	0.86%	to	0.91%	(3.35)%	to	(2.18)%
2014	39,550,929	$7.646781	to	$7.982319	$307,580,794	0.30%	to	1.50%	0.16%	to	0.16%	(1.71)%	to	(1.21)%
HIMCO VIT American Funds Asset Allocation Fund
2015	2,191,971	$18.016593	to	$19.759147	$32,167,801	0.30%	to	2.75%	1.35%	to	1.44%	(1.63)%	to	0.81%
2014	2,767,988	$18.314514	to	$19.599713	$40,602,132	0.30%	to	2.75%	—	to	—	0.74%	to	1.76%
HIMCO VIT American Funds Blue Chip Income and Growth Fund
2015	2,009,367	$20.241470	to	$22.545865	$31,383,653	0.30%	to	2.70%	2.96%	to	3.26%	(5.88)%	to	(3.59)%
2014	2,407,238	$21.505458	to	$23.385569	$39,271,817	0.30%	to	2.70%	—	to	—	4.60%	to	5.67%
HIMCO VIT American Funds Bond Fund
2015	11,201,371	$11.574821	to	$12.575800	$122,013,727	0.30%	to	2.75%	1.13%	to	1.79%	(2.77)%	to	(0.36)%
2014	13,947,816	$11.904495	to	$12.620909	$154,400,485	0.30%	to	2.75%	—	to	—	(0.21)%	to	0.81%
HIMCO VIT American Funds Global Bond Fund
2015	806,672	$10.491931	to	$11.217539	$8,360,359	0.50%	to	2.70%	1.30%	to	1.42%	(6.94)%	to	(4.87)%
2014	1,082,486	$11.274306	to	$11.791607	$11,925,644	0.50%	to	2.70%	—	to	—	(4.94)%	to	(3.98)%
HIMCO VIT American Funds Global Growth and Income Fund
2015	2,321,936	$19.078079	to	$19.409624	$29,451,743	0.30%	to	2.70%	3.43%	to	3.49%	(4.26)%	to	(1.94)%
2014	2,866,829	$19.792626	to	$19.927300	$37,160,327	0.30%	to	2.70%	—	to	—	(1.64)%	to	(0.59)%
HIMCO VIT American Funds Global Growth Fund
2015	1,065,346	$20.869025	to	$21.565093	$16,151,600	0.50%	to	2.70%	0.82%	to	0.88%	3.76%	to	6.06%
2014	1,221,885	$19.675954	to	$20.784553	$17,528,173	0.50%	to	2.70%	—	to	—	(0.84)%	to	0.08%
HIMCO VIT American Funds Global Small Capitalization Fund
2015	2,835,943	$18.746027	to	$21.259400	$33,145,207	0.30%	to	2.70%	—	to	—	(2.69)%	to	(0.33)%
2014	3,435,995	$18.807289	to	$21.847319	$40,560,163	0.30%	to	2.70%	—	to	—	(3.20)%	to	(2.20)%
HIMCO VIT American Funds Growth Fund
2015	12,949,268	$23.516099	to	$24.008732	$201,147,748	0.30%	to	2.75%	0.86%	to	0.91%	3.61%	to	6.18%
2014	16,070,401	$22.611180	to	$22.696589	$236,251,625	0.30%	to	2.75%	—	to	—	2.65%	to	3.72%
HIMCO VIT American Funds Growth-Income Fund
2015	7,596,680	$20.993642	to	$22.566404	$117,508,398	0.30%	to	2.75%	—	to	1.04%	(1.55)%	to	0.89%
2014	8,967,959	$21.389833	to	$22.367445	$138,122,783	0.30%	to	2.70%	—	to	—	1.66%	to	2.74%
HIMCO VIT American Funds International Fund
2015	11,735,289	$14.701087	to	$15.294149	$116,227,332	0.30%	to	2.75%	1.24%	to	1.55%	(7.42)%	to	(5.12)%
2014	13,408,879	$15.494184	to	$16.519328	$140,857,233	0.30%	to	2.75%	—	to	—	(6.83)%	to	(5.87)%
HIMCO VIT American Funds New World Fund
2015	1,657,732	$14.233036	to	$15.028271	$16,716,582	0.30%	to	2.75%	0.95%	to	1.07%	(6.14)%	to	(3.81)%
2014	2,050,425	$14.796659	to	$16.011178	$21,600,303	0.30%	to	2.75%	—	to	—	(13.31)%	to	(12.39)%
MFS® Core Equity Portfolio+
2015	1,605,691	$10.061368	to	$10.233670	$16,312,061	0.95%	to	2.80%	0.55%	to	0.56%	0.61%	to	2.34%
MFS® Massachusetts Investors Growth Stock Portfolio+
2015	3,001,257	$10.025366	to	$10.206394	$30,361,959	0.85%	to	2.80%	0.36%	to	0.46%	0.25%	to	2.06%
MFS® Research International Portfolio+
2015	2,077,447	$9.438105	to	$9.608632	$19,768,629	0.85%	to	2.80%	1.98%	to	2.08%	(5.62)%	to	(3.91)%
*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2015 noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

Hartford Life and Annuity
Insurance Company

Independent Auditors' Report

Financial Statements - Statutory-Basis
As of December 31, 2015 and 2014, and for the
Years Ended December 31, 2015, 2014 and 2013

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Deloitte & Touche LLP
185 Asylum Street
Hartford, CT 06103
USA

Tel: 860-725-3000
INDEPENDENT AUDITORS' REPORT	Fax: 860-725-3500
www.deloitte.com
To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis financial statements of Hartford Life and Annuity Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2015 and 2014, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2015, and the related notes to the statutory-basis financial statements.

Management’s Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Connecticut.

Member of
Deloitte Touche Tohmatsu Limited

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2015 and 2014, or the results of its operations or its cash flows for each of the three years in the period ended December
31, 2015.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut as described in Note 2 to the statutory-basis financial statements.

April 8, 2016

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
(STATUTORY-BASIS)

	As of December 31,
	2015	2014
Admitted assets
Bonds	4,887,305,260	$5,222,504,562
Common and preferred stocks	367,027,717	421,420,428
Mortgage loans on real estate	549,789,164	630,597,256
Contract loans	113,806,515	111,304,205
Cash and short-term investments	566,901,490	1,165,885,527
Derivatives	417,711,477	438,078,322
Other invested assets	168,473,028	171,326,391
Total cash and invested assets	7,071,014,651	8,161,116,691

Investment income due and accrued	194,004,606	173,342,988
Amounts recoverable for reinsurance	51,165,193	50,979,170
Federal income tax recoverable	384,101,352	314,503,230
Net deferred tax asset	233,491,340	268,561,509
Receivables from parent, subsidiaries and affiliates	—	25,391,221
Other assets	65,038,374	89,731,025
Separate Account assets	32,190,324,610	38,162,711,736
Total admitted assets	$40,189,140,126	$47,246,337,570

Liabilities
Aggregate reserves for future benefits	3,704,807,749	$3,871,818,441
Liability for deposit-type contracts	972,209,477	1,172,347,898
Policy and contract claim liabilities	20,482,328	19,103,904
Asset valuation reserve	57,553,274	62,391,546
Interest maintenance reserve	10,254,682	24,706,940
Payables to parent, subsidiaries and affiliates	22,991,721	31,185,084
Accrued expense allowances and amounts due from Separate Accounts	(176,281,093)	(270,796,113)
Collateral on derivatives	311,806,014	283,440,461
Other liabilities	449,709,688	480,530,643
Separate Account liabilities	32,190,324,610	38,162,711,736
Total liabilities	37,563,858,450	43,837,440,540

Capital and surplus
Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding	2,500,000	2,500,000
Aggregate write-ins for other than special surplus funds	252,083,454	315,634,232
Gross paid-in and contributed surplus	604,455,820	1,605,527,920
Unassigned surplus	1,766,242,402	1,485,234,878
Total capital and surplus	2,625,281,676	3,408,897,030

Total liabilities and capital and surplus	$40,189,140,126	$47,246,337,570

See notes to financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
(STATUTORY-BASIS)

	For the years ended December 31,
	2015	2014	2013

Revenues
Premiums and annuity considerations	$313,111,457	$41,392,753,512	$(2,982,594,824)
Net investment income	237,932,132	260,902,958	347,140,114
Commissions and expense allowances on reinsurance ceded	60,644,503	381,657,599	237,724,234
Reserve adjustments on reinsurance ceded	(228,846,619)	(2,550,166,630)	(11,525,149,849)
Fee income	623,264,983	940,123,990	1,091,315,212
Other revenues	(4,452,004)	6,229,503	(32,644,968)
Total revenues	1,001,654,452	40,431,500,932	(12,864,210,081)

Benefits and expenses
Death and annuity benefits	418,149,979	427,374,112	320,204,707
Disability and other benefits	3,042,392	3,889,681	3,947,333
Surrenders and other fund withdrawals	5,551,496,373	6,345,781,545	(155,831,892)
Commissions and expense allowances	226,296,463	286,910,347	452,981,544
Increase in aggregate reserves for life and accident and health policies	(166,876,864)	(16,460,886)	(5,487,457,401)
General insurance expenses	79,333,619	111,580,027	87,609,648
Net transfers from Separate Accounts	(5,209,213,386)	(7,825,980,171)	(9,917,191,960)
Modified coinsurance adjustment on reinsurance assumed	(142,665,330)	41,005,789,588	(242,324,170)
IMR adjustment on reinsurance ceded	—	69,971,617	(515,239,930)
Other expenses	(197,464,468)	(152,993,874)	286,342,487
Total benefits and expenses	562,098,778	40,255,861,986	(15,166,959,634)

Net gain from operations before federal income tax expense (benefit)	439,555,674	175,638,946	2,302,749,553
Federal income tax expense (benefit)	26,748,125	(294,390,300)	(220,692,418)
Net gain from operations	412,807,549	470,029,246	2,523,441,971

Net realized capital losses, after tax	(331,893,122)	(374,825,322)	(1,801,673,490)
Net income	$80,914,427	$95,203,924	$721,768,481

See notes to financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(STATUTORY-BASIS)

	For the years ended December 31,
	2015	2014	2013

Common stock - Par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding
Balance, beginning and end of year	$2,500,000	$2,500,000	$2,500,000

Gross paid-in and contributed surplus
Balance, beginning of year	1,605,527,920	1,724,153,661	2,771,903,231
Capital return	(1,001,072,100)	(118,625,741)	(1,047,749,570)
Balance, end of year	604,455,820	1,605,527,920	1,724,153,661

Aggregate write-ins for other than special surplus funds
Balance, beginning of year	315,634,232	356,288,911	169,606,804
Amortization and decreases of gain on inforce reinsurance	(63,550,778)	(40,654,679)	(215,694,859)
Additions to gain on inforce reinsurance	—	—	402,376,966
Balance, end of year	252,083,454	315,634,232	356,288,911

Unassigned funds
Balance, beginning of year	1,485,234,878	997,664,886	82,204,354

Net income	80,914,427	95,203,924	721,768,481
Change in net unrealized capital gains (losses) on investments, net of tax	102,292,375	183,246,494	(154,476,512)
Change in net unrealized foreign exchange capital gains	1,376,191	72,274,886	363,986,509
Change in net deferred income tax	122,153,376	(120,170,337)	(375,254,834)
Change in asset valuation reserve	4,838,272	(19,169,603)	119,349,251
Change in nonadmitted assets	(30,567,117)	276,184,628	240,087,637
Balance, end of year	1,766,242,402	1,485,234,878	997,664,886

Capital and surplus
Balance, end of year	$2,625,281,676	$3,408,897,030	$3,080,607,458

See notes to financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)

	For the years ended December 31,
	2015	2014	2013

Operating activities
Premiums and annuity considerations	$310,103,532	$213,032,252	$15,820,221
Net investment income	250,518,416	270,311,416	364,733,620
Reserve adjustments on reinsurance	(228,846,619)	(2,550,166,630)	(11,525,149,849)
Miscellaneous income	714,984,650	1,325,441,429	1,635,924,081
Total income	1,046,759,979	(741,381,533)	(9,508,671,927)

Benefits paid	5,979,381,730	7,687,606,724	(377,328,461)
Federal income tax payments (recoveries)	90,526,623	(3,253,985)	47,256,686
Net transfers from Separate Accounts	(5,303,728,406)	(7,994,301,390)	(10,148,162,354)
Other expenses	165,759,716	139,984,605	997,622,493
Total benefits and expenses	931,939,663	(169,964,046)	(9,480,611,636)
Net cash provided by (used for) operating activities	114,820,316	(571,417,487)	(28,060,291)

Investing activities
Proceeds from investments sold, matured or repaid
Bonds	2,365,347,618	3,310,320,779	6,037,482,299
Common and preferred stocks	488,448,905	27,047,595	342,055,826
Mortgage loans	82,802,818	128,821,117	5,855,121
Derivatives and other	22,098,147	260,070,712	158,163,292
Total investment proceeds	2,958,697,488	3,726,260,203	6,543,556,538

Cost of investments acquired
Bonds	2,038,688,138	2,325,739,261	3,576,442,582
Common and preferred stocks	451,838,635	328,136,634	55,567,364
Mortgage loans	1,829,406	7,465,000	27,000,000
Real estate	—	1,985,128	589,238
Derivatives and other	228,276,612	282,240,093	1,270,287,989
Total investments acquired	2,720,632,791	2,945,566,116	4,929,887,173
Net increase (decrease) in contract loans	2,502,310	(2,313,898)	(7,915,459)
Net cash provided by investing activities	235,562,387	783,007,985	1,621,584,824

Financing and miscellaneous activities
(Return of) Paid-in of surplus	(1,000,000,000)	262,417,164	(1,049,578,625)
Funds held under reinsurance treaties with unauthorized reinsurers	—	—	(2,725,663,492)
Collateral (paid) received on investment repurchase program	—	—	(1,614,859,275)
Other cash provided (used)	50,633,260	(381,312,055)	2,856,983,877
Net cash used for financing and miscellaneous activities	(949,366,740)	(118,894,891)	(2,533,117,515)

Net (decrease) increase in cash and short-term investments	(598,984,037)	92,695,607	(939,592,982)
Cash and short-term investments, beginning of year	1,165,885,527	1,073,189,920	2,012,782,902
Cash and short-term investments, end of year	$566,901,490	$1,165,885,527	$1,073,189,920

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Non-cash proceeds from invested asset exchanges - bonds, common stock and other invested assets	(83,294,060)	—	—
Non-cash acquisitions from invested asset exchanges - bonds, common stock and other invested assets	(83,294,060)	—	—
IMR adjustment on reinsurance ceded	—	(69,971,619)	515,239,930
Capital contribution from parent to settle intercompany balances related to stock compensation	1,072,101	(2,115,721)	1,924,751
Capital contribution to subsidiary to settle intercompany balances related to stock compensation	—	—	177,694
Non-cash premiums for reinsurance recaptured or issued	—	(41,179,608,719)	2,983,414,000
Non-cash modco adjustment for reinsurance recaptured	—	41,179,608,719	—
Non-cash return of capital to parent paid-in surplus	—	383,158,626	—
Non-cash return of capital to parent bond proceeds	—	(383,158,626)	—
Non-cash transfer of bonds for the reinsurance transaction	—	—	(5,305,075,000)
Non-cash transfer of contract loans for the reinsurance transaction	—	—	253,685,000
Non-cash transfer of mortgage loans for the reinsurance transaction	—	—	(184,962,000)
Non-cash transfer of investment income for the reinsurance transaction	—	—	(63,149,000)
Non-cash transfer of deposit liabilities for the reinsurance transaction	—	—	24,594,000
Non-cash transfer of funds withheld for the reinsurance transaction	—	—	2,768,953,000
Non-cash transfer other for the reinsurance transaction	—	—	29,910,000
See notes to financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

1. Organization and Description of Business

Hartford Life and Annuity Insurance Company (“HLAI” or the “Company”) is a wholly-owned subsidiary of Hartford Life Insurance Company (“HLIC”), which is a direct subsidiary of Hartford Life, Inc. (“HLI”). HLI is indirectly owned by The Hartford Financial Services Group, Inc. (“The Hartford”).

On March 21, 2012, the Company's ultimate parent, The Hartford, announced that it had decided to focus on its property and casualty, group benefits and mutual funds businesses. As a result, The Hartford sold its individual life and retirement plans businesses in January 2013. See Notes 6 and 12.

The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance (“the Department”). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

	State of Domicile	2015	2014	2013
Net income
1. HLAI state basis	CT	$80,914,427	$95,203,924	$721,768,481
2. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)		(8,788,709)	17,206,071	(180,280,857)
		(8,788,709)	17,206,071	(180,280,857)
3. State permitted practices that change NAIC SAP		—	—	—
4. Net SAP (1-2-3=4)		$89,703,136	$77,997,853	$902,049,338
Surplus
5. HLAI state basis	CT	$2,625,281,676	$3,408,897,030	$3,080,607,458
6. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)		135,911,291	144,700,000	127,493,929
		135,911,291	144,700,000	127,493,929
7. State permitted practices that change NAIC SAP		—	—	—
8. NAIC SAP (5-6-7=8)		$2,489,370,385	$3,264,197,030	$2,953,113,529

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments ("OTTI"); valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are:

1.
for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

2.
recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

3.
development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”) are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

4.	exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

5.
establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

6.
the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

7.
for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles (“SSAP”) No. 43 - Revised ("43R") (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder’s Equity;

8.
for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

9.
the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

10.
deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

11.	comprehensive income and its components are not presented in the statutory-basis financial statements;

12.
for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

13.
embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

Aggregate Reserves for Life and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1960, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 3.50% to 9.50% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2015 and 2014, the Company had $6,043,071,722 and $9,093,545,433, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”) effective January 1, 2013, for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2015 and 2014 totaled $22,105,156 and $35,932,171, respectively, also subject to 100% reinsurance to Prudential.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2015 is presented below:

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
A. Subject to discretionary withdrawal
1. With market value adjustment	$26,052,459	$—	$—	$26,052,459	0.08%
2. At book value less current surrender charge of 5% or more	25,277,496	—	—	25,277,496	0.08%
3. At fair value	—	—	27,421,407,463	27,421,407,463	87.02%
4. Total with market value adjustment or at fair value	51,329,955	—	27,421,407,463	27,472,737,418	87.18%
5. At book value without adjustment (minimal or no charge or adjustment)	2,170,578,550	—	—	2,170,578,550	6.89%
B. Not subject to discretionary withdrawal	1,517,477,636	—	351,236,529	1,868,714,165	5.93%
C. Total (gross)	3,739,386,141	—	27,772,643,992	31,512,030,133	100.00%
D. Reinsurance ceded	160,496	—	—	160,496
E. Total (net)	$3,739,225,645	$—	$27,772,643,992	$31,511,869,637

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:
F. Life and Accident & Health Annual Statement:
1. Exhibit 5, Annuities Section, Total (net)	$2,758,689,425
2. Exhibit 5, Supplementary Contract Section, Total (net)	8,326,743
3. Exhibit 7, Deposit-Type Contracts Section, Total (net)	972,209,477
4. Subtotal	3,739,225,645
Separate Account Annual Statement:
5. Exhibit 3, Annuities Section, Total (net)	27,772,643,992
6. Exhibit 3, Supplemental Contract Section, Total (net)	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Exhibit 4, Deposit-Type Contracts Section, Total (net)	—
11. Subtotal	27,772,643,992
12. Combined total	$31,511,869,637

Investments

Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43R. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balances, which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2015 and 2014.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $57,553,274 and $62,391,546 as of December 31, 2015 and 2014, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2015 and 2014 were $10,254,682, and $24,706,940, respectively. The net capital (losses) gains captured in the IMR, net of taxes, in 2015, 2014, and 2013 were $(63,512,225), $(93,764,541) and $430,558,728, respectively. In addition, an IMR adjustment of $(69,971,617) was included in the Company's Statement of Operations in 2014 as a result of the sale of the Japan variable and fixed annuity business and an IMR adjustment of $515,239,930 was included in the Company’s Statements of Operations in 2013 as a result of the Prudential reinsurance agreement (see Note 6). The amount of (expense) income amortized from the IMR net of taxes in 2015, 2014, and 2013 included in the Company’s Statements of Operations, was $(49,059,968), $(37,668,033) and $(7,459,495), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.

The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43R is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTIs on an ongoing basis.

For securities that are not subject to SSAP No. 43R, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43R requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43R until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for OTTIs on corporate and asset-backed bonds were $7,826,222, $3,447,482, and $6,200,993 for the years ended December 31, 2015, 2014 and 2013, respectively. Net realized capital losses resulting from write-downs for OTTIs on equities were $5,990,918 for the year ended December 31, 2015 and were immaterial for the years ended December 31, 2014 and 2013.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2015, 2014 and 2013, the Company had immaterial impaired mortgage loans on real estate with related allowances for credit losses.

The Company utilizes a variety of over-the-counter ("OTC"), transactions cleared through a central clearing house ("OTC-cleared"), and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company’s derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income.

Adoption of Accounting Standards

In 2013, the Company adopted revisions to SSAP No. 64 (Offsetting and Netting of Assets and Liabilities), SSAP No. 86 and SSAP No. 103 (Transfers and Servicing of Financial Assets and Extinguishment of Liabilities). The effects of these revisions allow offsetting of financial assets and liabilities only in certain limited circumstances and will therefore disallow netting of derivatives under master netting agreements and similar arrangements under repurchase and reverse repurchase agreements. The

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

Company adopted these changes on January 1, 2013, and as a result both Derivative assets and Derivative liabilities increased as of January 1, 2013 by $793 million, from balances as of December 31, 2012.

3. Investments

a. Components of Net Investment Income

	For the years ended December 31,
	2015	2014	2013
Interest income from bonds and short-term investments	$212,173,262	$242,958,358	$305,078,924
Interest income from contract loans	(860,400)	(969,963)	2,579,385
Interest income from mortgage loans on real estate	27,636,257	28,512,983	32,925,013
Interest and dividends from other investments	9,425,680	2,421,947	20,673,754
Gross investment income	248,374,799	272,923,325	361,257,076
Less: investment expenses	10,442,667	12,020,367	14,116,962
Net investment income	$237,932,132	$260,902,958	$347,140,114

b. Components of Net Unrealized Capital Gains on Bonds and Short-Term Investments

	As of December 31,
	2015	2014	2013
Gross unrealized capital gains	$189,327,113	$341,537,427	$276,044,680
Gross unrealized capital losses	(61,909,343)	(21,593,952)	(81,199,685)
Net unrealized capital gains	127,417,770	319,943,475	194,844,995
Balance, beginning of year	319,943,475	194,844,995	1,295,566,736
Change in net unrealized capital gains on bonds and
and short-term investments	$(192,525,705)	$125,098,480	$(1,100,721,741)

c. Components of Net Unrealized Capital Losses on Common and Preferred Stocks

	As of December 31,
	2015	2014	2013
Gross unrealized capital gains	$3,883,408	$1,924,142	$1,716,459
Gross unrealized capital losses	(23,475,228)	(16,939,864)	(13,368,710)
Net unrealized capital losses	(19,591,820)	(15,015,722)	(11,652,251)
Balance, beginning of year	(15,015,722)	(11,652,251)	(208,897,734)
Change in net unrealized capital losses on
common and preferred stocks	$(4,576,098)	$(3,363,471)	$197,245,483

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

d. Components of Net Realized Capital Losses

	For the years ended December 31,
	2015	2014	2013
Bonds and short-term investments	$(5,975,818)	$(56,301,415)	$659,992,430
Common stocks - unaffiliated	(13,150,711)	(3,484,566)	(582,355)
Common stocks - affiliated	—	—	(615,935,478)
Preferred stocks - unaffiliated	—	—	(227,302)
Mortgage loans on real estate	(16,111)	3,274,093	4,909,922
Derivatives	(384,873,378)	(425,884,685)	(1,515,076,501)
Other invested assets	2,791,047	(4,996,940)	(212,614)
Net realized capital losses	(401,224,971)	(487,393,513)	(1,467,131,898)
Capital loss tax benefit	(5,819,624)	(18,803,650)	(96,017,136)
Net realized capital losses, after tax	(395,405,347)	(468,589,863)	(1,371,114,762)
Less: amounts transferred to IMR	(63,512,225)	(93,764,541)	430,558,728
Net realized capital losses, after tax	$(331,893,122)	$(374,825,322)	$(1,801,673,490)

The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities, calls and impairments):

	For the years ended December 31,
	2015	2014	2013
Bonds and short-term investments
Sale proceeds	$2,154,309,992	$2,594,305,896	$11,338,855,187
Gross realized capital gains on sales	24,373,425	29,569,338	812,904,415
Gross realized capital losses on sales	(19,104,209)	(84,893,069)	(113,239,883)
Unaffiliated common and preferred stock
Sale proceeds	436,339,817	26,813,405	26,639,552
Gross realized capital gains on sales	12,848,976	828,056	434,253
Gross realized capital losses on sales	(20,611,631)	(4,165,576)	(671,111)

e. Investments - Derivative Instruments

Overview

The Company utilizes a variety of OTC derivatives, including OTC-cleared transactions, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department.

Interest rate swaps, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts.

The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

Strategies

The notional value, fair value, and carrying value of derivative instruments used during the years 2015 and 2014 are disclosed in the table presented below. During the years 2015 and 2014, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. For the year ended December 31, 2015 and 2014, the average fair value for derivatives held for other investment and/or risk management activities were $(124,850,450) and $(55,486,958), respectively. The Company did not have any unrealized gains or losses during 2015 and 2014 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

(Amounts in thousands)	As of December 31, 2015			As of December 31, 2014
Derivative type by strategy	Notional Value	Fair Value	Carrying Value	Notional Value	Fair Value	Carrying Value
Cash flow hedges
Interest rate swaps	$95,000	$150	$—	$115,000	$(84)	$—
Fixed payout annuity hedge	887,558	(356,513)	—	1,109,580	(426,671)	—
Fair value hedges
Interest rate swaps	22,870	96	—	25,300	(1)	—
Replication transactions
Credit default swaps	327,000	(5,771)	(3,931)	54,900	(1,480)	(1,179)
Other investment and/or Risk Management activities
Credit default swaps	11,240	1,916	1,916	109,900	(575)	(575)
Credit default swaps - offsetting	207,994	(27)	(27)	307,419	—	—
Foreign currency swaps and forwards	355,290	4,255	4,255	30,000	39	39
GMWB hedging derivatives	7,413,043	142,031	142,031	10,157,804	170,287	170,287
Equity index swaps and options	290,034	15,969	15,969	300,449	2,698	2,697
Interest rate swaps and swaptions	—	—	—	47,000	686	686
Interest rate swaps - offsetting	392,010	(11,067)	(11,067)	392,010	(12,939)	(12,939)
Macro hedge program	4,190,401	136,597	136,597	6,383,457	140,574	140,574
Total	$14,192,440	$(72,364)	$285,743	$19,032,819	$(127,466)	$299,590

Cash Flow Hedges

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. There were no gains and (losses) in unrealized gains and losses related to cash flow hedges for the years ended December 31, 2015 and 2014 that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

Fixed payout annuity hedge: The Company formerly assumed certain variable annuity products with a guaranteed minimum income benefit ("GMIB") and continues to reinsure certain yen denominated fixed payout annuities. The Company invests in U.S. dollar denominated assets to support the reinsurance liability. The Company entered into pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S dollar denominated assets and the yen denominated fixed liability reinsurance payments.

Fair Value Hedges

Interest rate swaps: Interest rate swaps are used to hedge the changes in fair value of fixed rate maturity investments due to fluctuations in interest rates.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

Replication Transactions

Credit default swaps: The Company periodically enters into credit default swaps as part of replication transactions. Credit risk is hedged by buying protection on a specific entity by pairing with highly rated fixed-income securities in order to reproduce the investment characteristics of otherwise permissible investments.

Other Investment and/or Risk Management Activities

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

(Amounts in thousands)	Realized Gains / (Losses)
By strategy	For the year ended December 31, 2015	For the year ended December 31, 2014	For the year ended December 31, 2013
Credit default swaps	$867	$(178)	$(911)
Credit default swaps - offsetting	(564)	(847)	676
Foreign currency swaps and forwards	—	(1,332)	72
GMWB hedging derivatives	(277,539)	(121,874)	(321,745)
Equity index swaps, options, and futures	3,006	—	772
Commodity options	(1,020)	—	—
Interest rate swaps and swaptions	(836)	(1)	(4,649)
Interest rate swaps - offsetting	—	(1)	—
Macro hedge program	(13,786)	(185,599)	(244,645)
International program hedging instruments	—	(65,998)	(875,484)
Total	$(289,872)	$(375,830)	$(1,445,914)

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

Foreign currency swaps and forwards: The Company enters into foreign currency swaps and forwards to hedge the foreign currency exposures in certain of its foreign fixed maturity investments.

Guaranteed Minimum Withdrawal Benefits (“GMWB”) hedging derivatives: The Company utilizes GMWB hedging derivatives as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rates swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index.

Equity index swaps, options, and futures: The Company enters into equity index swaps and futures to hedge equity risk of equity common stock investments. The Company also enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

Commodity options: During 2015, the Company purchased put option contracts on West Texas Intermediate oil futures in order to partially offset potential losses related to certain fixed maturity securities that could arise if oil prices decline substantially. The Company has since reduced its exposure to the targeted fixed maturity securities, and therefore, these options were terminated at the end of 2015.

Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from Guaranteed Minimum Death Benefit ("GMDB") and GMWB obligations.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

International program hedging instruments: The Company's international variable annuity hedge program hedged variable annuities that were offered in Japan and were reinsured from HLIKK. During 2014 this hedge program was terminated due to the sale of HLIKK. For further discussion on the sale, see Note 6 - Reinsurance.

For the years ended December 31, 2015, and 2014, the Company recognized gains of $396,380 and $8,292,209, respectively, due to cash recovered on derivative receivables that were previously written-off related to the bankruptcy of Lehman Brothers Inc. The derivative receivables were the result of the contractual collateral threshold amounts and open collateral calls prior to the bankruptcy filing as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing. For the year ended December 31, 2013, there were no recognized gains due to derivative receivables that were previously written-off related to the bankruptcy of Lehman Brothers Inc.

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and commercial mortgage-backed securities ("CMBS") issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31:

As of December 31, 2015
(Amounts in thousands)					Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]

Single name credit default swaps
Investment grade risk exposure	$41,800	$440	$435	2 years	Corporate Credit/ Foreign Gov.	A+	$40,800	$(506)	$(506)
Basket credit default swaps [4]
Investment grade risk exposure	160,000	869	1,380	5 years	Corporate Credit	BBB+	—	—	—
Investment grade risk exposure	229,197	(6,838)	(5,503)	6 years	CMBS Credit	AAA-	63,197	236	236
Credit linked notes
Investment grade risk exposure	50,000	49,065	49,980	1 year	Corporate Credit	A+	—	—	—
Total	$480,997	$43,536	$46,292				$103,997	$(270)	$(270)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

As of December 31, 2014
(Amounts in thousands)					Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]

Single name credit default swaps
Investment grade risk exposure	$40,000	$726	$726	3 years	Corporate Credit/ Foreign Gov.	A+	$40,000	$(726)	$(726)
Basket credit default swaps [4]
Investment grade risk exposure	48,893	157	157	Less than 1 year	Corporate Credit	BBB+	41,592	(157)	(157)
Below investment grade	3,900	(394)	(285)	5 years	Corporate Credit	BBB-	—	—	—
Investment grade risk exposure	118,203	(1,468)	(1,277)	5 years	CMBS Credit	AA+	67,203	383	383
Credit linked notes
Investment grade risk exposure	50,000	48,465	49,960	2 years	Corporate Credit	A+	—	—	—
Total	$260,996	$47,486	$49,281				$148,795	$(500)	$(500)

[1]
The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.

[2]
Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

[3]
The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap.

[4]
Includes $389,197,000 and $170,996,000 as of December 31, 2015 and 2014, respectively, of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

Credit Risk

The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10 million. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that OTC derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty.

For the years ended December 31, 2015, 2014, and 2013 the Company had no losses on derivative instruments due to counterparty nonperformance.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

f. Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2015 and 2014, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, greater than 10% of the Company’s capital and surplus.

g. Bonds, Short-Term Investments, Common Stocks and Preferred Stocks

		Gross	Gross	Estimated
Bonds and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2015	Value	Gains	Losses	Value
U.S. government and government agencies and
authorities:
-Guaranteed and sponsored - excluding
asset-backed	$468,157,060	$50,347,572	$(1,615,463)	$516,889,169
-Guaranteed and sponsored - asset-backed	529,632,781	16,259,294	(1,319,449)	544,572,626
States, municipalities and political subdivisions	79,150,187	6,637,538	(380,843)	85,406,882
International governments	91,243,603	1,115,493	(4,243,423)	88,115,673
All other corporate - excluding asset-backed	2,865,485,577	100,563,530	(46,901,215)	2,919,147,892
All other corporate - asset-backed	844,366,352	13,740,711	(7,448,950)	850,658,113
Hybrid securities	9,269,700	632,025	—	9,901,725
Short-term investments	282,825,867	30,950	—	282,856,817
Total bonds and short-term investments	$5,170,131,127	$189,327,113	$(61,909,343)	$5,297,548,897

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2015	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$343,995,735	$3,848,518	$(20,922,855)	$326,921,398
Common stocks - affiliated	40,014,377	—	(2,552,373)	37,462,004
Total common stocks	$384,010,112	$3,848,518	$(23,475,228)	$364,383,402

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2015	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$2,644,315	$34,890	$—	$2,679,205
Total preferred stocks	$2,644,315	$34,890	$—	$2,679,205

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

		Gross	Gross	Estimated
Bonds and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2014	Value	Gains	Losses	Value
U.S. government and government agencies and
authorities:
-Guaranteed and sponsored - excluding
asset-backed	$399,073,250	$67,069,342	$(418,269)	$465,724,323
-Guaranteed and sponsored - asset-backed	731,986,335	27,803,202	(354,553)	759,434,984
States, municipalities and political subdivisions	77,332,662	10,233,659	(291,977)	87,274,344
International governments	114,794,516	3,157,714	(2,315,776)	115,636,454
All other corporate - excluding asset-backed	2,767,506,704	198,303,298	(10,498,424)	2,955,311,578
All other corporate - asset-backed	1,111,742,867	32,840,171	(7,710,005)	1,136,873,033
Hybrid securities	20,068,228	2,130,041	—	22,198,269
Short-term investments	941,822,471	—	(4,948)	941,817,523
Total bonds and short-term investments	$6,164,327,033	$341,537,427	$(21,593,952)	$6,484,270,508

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2014	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$393,754,824	$1,863,535	$(16,012,031)	$379,606,328
Common stocks - affiliated	40,014,377	—	(927,833)	39,086,544
Total common stocks	$433,769,201	$1,863,535	$(16,939,864)	$418,692,872

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2014	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$2,727,556	$60,607	$—	$2,788,163
Total preferred stocks	$2,727,556	$60,607	$—	$2,788,163

The statement value and estimated fair value of bonds and short-term investments at December 31, 2015 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities (“ABS”), including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company’s estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

	Statement	Estimated
Maturity	Value	Fair Value
Due in one year or less	$908,703,050	$914,661,533
Due after one year through five years	2,151,357,130	2,191,265,412
Due after five years through ten years	907,853,816	915,384,336
Due after ten years	1,202,217,131	1,276,237,616
Total	$5,170,131,127	$5,297,548,897

At December 31, 2015 and 2014, securities with a statement value of $3,994,399 and $3,961,274, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

h. Mortgage Loans on Real Estate

The Company had one new mortgage loan on real estate with a lending rate of 3.47% during 2015 and had a maximum and minimum lending rate of 4.23% and 3.14% for loans during 2014. During 2015 and 2014, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2015 and 2014, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 75%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2015 and 2014, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2015 and 2014, there were impaired loans with a related allowance for credit losses of $173,060 and $354,506 with interest income recognized during the period the loans were impaired of $0 and $2,307,204, respectively.

i. Restructured Debt in which the Company is a Creditor

The Company had recorded investments in restructured loans of $184,551, $656,131 and $0, with realized capital losses related to these loans of $914,375, $166,985 and $0, respectively, as of December 31, 2015, 2014 and 2013.

j.	Joint Ventures, Partnerships and Limited Liability Companies

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized immaterial OTTIs of for the years ended December 31, 2015, 2014 and 2013, respectively, on certain limited partnerships and one state tax credit limited liability company (LLC). The state tax credit LLC was impaired because the Company recovered a portion of the cost of the investment through receipt of tax credits and other tax benefits and not through investment activity. The LLC OTTI was determined as the difference between the remaining expected future tax credits and other tax benefits expected to be received over the life of the investment and the carrying value of the investment.

k. Security Lending, Repurchase Agreements and Other Collateral Transactions

The Company participates in securities lending programs to generate additional income. Through these programs, certain bonds within the corporate sector, foreign government/government agencies, and stocks are loaned from the Company’s portfolio to qualifying third-party borrowers in return for collateral in the form of cash or securities. Borrowers of these securities provide collateral of 102% and 105% of the fair value of the securities lent at the time of the loan for domestic and non-domestic securities, respectively. The borrower will return the securities to the Company for cash or securities collateral at maturity dates generally of 90 days or less. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, except in the event of default, and is not reflected on the Company’s financial statements. The fair value of the loaned securities is monitored and additional collateral is obtained if the fair value of the collateral falls below 100% of the fair value of the loaned securities. The agreements provide the counterparty the right to sell or re-pledge the securities transferred. If cash, rather than securities, is received as collateral, the cash is typically invested in short-term investments or bonds and is reported as Securities lending reinvested collateral assets on the balance sheet. Income associated with securities lending transactions is reported as a component of net investment income on the Company’s Summary of Operations.

As of December 31, 2015, the fair value of loaned securities was approximately $4,503,313 reported in Bonds. The associated liability for cash collateral received was $4,680,498 reported in Other liabilities, in the accompanying Statements of Admitted Assets, Liabilities and Capital and Surplus with no stated maturity date. As of December 31, 2015, the securities acquired from the use of the collateral in connection with our securities lending program were money market mutual funds with amortized cost approximating fair value of $4,680,498. The Company did not have securities lending transactions that extend beyond one year from the reporting date. The Company did not have any securities on loan as of December 31, 2014.

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value.

As part of the repurchase agreement, the Company transfers U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains collateral in an amount equal to at least 95% of the fair value of the securities transferred. The agreements contain contractual provisions that require additional collateral to be transferred when necessary and

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds. Repurchase agreements include master netting provisions that provide the counterparties the right to offset claims and apply securities held by them in respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2015 and 2014, the Company had no outstanding repurchase agreements.

Reinvested proceeds from repurchase agreements and securities lending transactions consist of U.S. government and government agency securities and short-term investments. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements and dollar rolls on the Company’s liquidity and capital position are stress tested monthly, under The Hartford's Liquidity Risk Policy.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2015 and 2014, securities pledged of $323,674,925 and $374,507,633, respectively, were included in Bonds and Cash and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $67,565,308 and $34,142,540, respectively, as of December 31, 2015 and 2014, included in Other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2015 and 2014, the Company accepted cash collateral associated with derivative instruments with a statement value of $311,806,014 and $283,212,973, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash and short-term investments with a corresponding amount recorded in collateral on derivatives. The Company also accepted securities collateral as of December 31, 2015 and 2014 of $46,205,391 and $41,741,483, respectively, of which the Company has the ability to sell or repledge $46,205,391 and $41,741,483, respectively. As of December 31, 2015 and 2014, the statement value of repledged securities totaled $0 and the Company did not sell any securities. In addition, as of December 31, 2015 and 2014, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus.

l. Security Unrealized Loss Aging

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2015 and 2014.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

The following table presents amortized cost or statement value, fair value, and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2015:

	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. gov't and gov't
agencies & authorities
-guaranteed & sponsored	$173,383	$171,839	$(1,544)	$7,262	$7,191	$(71)	$180,645	$179,030	$(1,615)
-guaranteed & sponsored
-asset-backed	110,102	108,813	(1,289)	484	453	(31)	110,586	109,266	(1,320)
States, municipalities &
political subdivisions	20,932	20,551	(381)	—	—	—	20,932	20,551	(381)
International governments	47,538	44,786	(2,752)	9,296	7,805	(1,491)	56,834	52,591	(4,243)
All other corporate
including international	1,191,562	1,149,602	(41,960)	37,646	32,705	(4,941)	1,229,208	1,182,307	(46,901)
All other corporate- asset-backed	160,366	158,574	(1,792)	264,139	258,482	(5,657)	424,505	417,056	(7,449)
Total fixed maturities	1,703,883	1,654,165	(49,718)	318,827	306,636	(12,191)	2,022,710	1,960,801	(61,909)
Common stock-unaffiliated	232,028	217,984	(14,044)	41,794	34,915	(6,879)	273,822	252,899	(20,923)
Common stock-affiliated	—	—	—	40,014	37,462	(2,552)	40,014	37,462	(2,552)
Total stocks	232,028	217,984	(14,044)	81,808	72,377	(9,431)	313,836	290,361	(23,475)
Total securities	$1,935,911	$1,872,149	$(63,762)	$400,635	$379,013	$(21,622)	$2,336,546	$2,251,162	$(85,384)

The following table presents amortized cost, fair value, and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2014:

	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. gov't and gov't
agencies & authorities
-guaranteed & sponsored	$44,690	$44,538	$(152)	$18,551	$18,285	$(266)	$63,241	$62,823	$(418)
-guaranteed & sponsored
-asset-backed	19,261	19,190	(71)	33,428	33,144	(284)	52,689	52,334	(355)
States, municipalities &
political subdivisions	—	—	—	1,399	1,107	(292)	1,399	1,107	(292)
International governments	33,194	31,940	(1,254)	18,005	16,943	(1,062)	51,199	48,883	(2,316)
All other corporate
including international	451,145	442,503	(8,642)	104,169	102,313	(1,856)	555,314	544,816	(10,498)
All other corporate- asset-backed	153,486	152,841	(645)	358,911	351,846	(7,065)	512,397	504,687	(7,710)
Short-term investments	2,078	2,073	(5)	—	—	—	2,078	2,073	(5)
Total fixed maturities	703,854	693,085	(10,769)	534,463	523,638	(10,825)	1,238,317	1,216,723	(21,594)
Common stock-unaffiliated	307,792	303,448	(4,344)	61,484	49,816	(11,668)	369,276	353,264	(16,012)
Common stock-affiliated	—	—	—	40,014	39,086	(928)	40,014	39,086	(928)
	—	—	—	—	—	—	—	—	—
Total stocks	307,792	303,448	(4,344)	101,498	88,902	(12,596)	409,290	392,350	(16,940)
Total securities	$1,011,646	$996,533	$(15,113)	$635,961	$612,540	$(23,421)	$1,647,607	$1,609,073	$(38,534)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain nonadmitted items and other adjustments for NAIC SAP rules if applicable. The following discussion refers to the data presented in the table above, excluding affiliated common stock. See Note 13, Subsequent Events.

As of December 31, 2015, fixed maturities, comprised of 796 securities, accounted for approximately 75% of the Company’s total unrealized loss amount. The securities were primarily related to corporate securities concentrated in the energy sector, foreign government and government agency securities, collateralized debt obligations ("CDOs"), and CMBS, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. The remaining unrealized loss amount primarily related to the Company's investment in Hartford diversified mutual funds and foreign unaffiliated common stock. As of December 31, 2015, 96% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in unrealized losses during 2015 was primarily attributable to wider credit spreads and an increase in interest rates.

Most of the securities depressed for twelve months or more primarily relate to corporate securities concentrated in the energy sector, as well as structured securities with exposure to commercial and residential real estate. Corporate securities within the energy sector are primarily depressed due to a decline in oil prices. For certain commercial and residential real estate securities, current market spreads are wider than spreads at the securities' respective purchase dates. As of December 31, 2015, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company’s cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2015.

m. Loan-backed and Structured Securities OTTIs

For the year ended December 31, 2015, the Company recognized immaterial losses for OTTIs on loan-backed and structured securities due to the intent to sell impaired securities. These securities had an amortized cost prior to recognition of the OTTI and a fair value of $388,063 and $369,750, respectively. No OTTI was recognized due to an inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

The following table summarizes OTTI recognized during 2015 for loan-backed securities held as of December 31, 2015 recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities:

1			2	3	4	5	6	7
			Book/Adj
			Carrying
			Value					Date of
			Amortized	Present Value				Financial
			Cost Before	of		Amortized	Fair	Statement
			Current Period	Projected	Recognized	Cost After	Value at	Where
CUSIP			OTTI	Cash Flows	OTTI	OTTI	Time of OTTI	Reported
46625Y	JP	9	$32,832	$26,202	$6,630	$26,202	$32,141	3/31/2015
52108H	NT	7	91,469	81,843	9,626	81,843	1,873	3/31/2015
61745M	3N	1	37,649	18,773	18,876	18,773	152	3/31/2015
46625M	PS	2	20,671	16,152	4,519	16,152	13,403	6/30/2015
52108H	NT	7	77,771	38,972	38,799	38,972	1,750	6/30/2015
61745M	3N	1	17,110	3,447	13,663	3,447	517	6/30/2015
52108H	NT	7	35,935	32,519	3,416	32,519	249	9/30/2015
46625M	AN	9	418,332	225,236	193,096	225,236	233,340	12/31/2015
46625Y	UM	3	71,173	39,273	31,900	39,273	4,968	12/31/2015
52108H	NT	7	30,522	28,502	2,020	28,502	249	12/31/2015
Total					$322,545

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

n. Structured Notes

The following table summarizes structured notes as of December 31, 2015:

CUSIP Identification			Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage- Referenced Security (Yes/No)
03938L	AM	6	$1,396,846	$1,068,750	$1,346,643	NO
39483	BB	7	8,385,689	9,025,432	8,359,875	NO
30711X	AA	2	876,090	882,449	876,090	YES
V25125	BD	2	1,079,450	977,834	1,079,966	NO
37957T	AK	7	600,000	540,000	600,000	NO
580638	AB	0	924,834	932,800	911,888	NO
608190	AH	7	3,877,527	3,893,115	3,888,936	NO
62718Q	AA	3	10,994,565	11,333,267	10,997,742	NO
3137G0	AL	3	1,021,208	1,021,562	1,021,222	YES
3137G0	AX	7	245,684	245,705	245,695	YES
3137G0	EW	5	502,520	474,892	502,426	YES
3137G0	FW	4	2,500,000	2,410,425	2,500,000	YES
3137G0	GT	0	1,464,243	1,462,098	1,464,244	YES
3137G0	HF	9	1,250,000	1,249,060	1,250,000	YES
925369	AA	8	3,179,128	3,236,938	3,175,719	NO
Total			$38,297,784	$38,754,327	$38,220,446

4. Fair Value Measurements

Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Certain of the following financial instruments are carried at fair value in the Company’s financial statements: bonds and stocks, derivatives, and Separate Account assets.

The Company's estimates of fair value for financial assets and financial liabilities are based on the framework established in the fair value accounting guidance. The framework is based on the inputs used in valuation, gives the highest priority to quoted prices in active markets and requires that observable inputs be used in the valuations when available. The Company categorizes its assets and liabilities measured at estimated fair value based on whether the significant inputs into the valuation are observable. The fair value hierarchy categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3)

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

Level 2	Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

the reporting period. There were no transfers between Level 1 and Level 2 for the years ended December 31, 2015 and 2014. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company’s bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers.

The following table presents assets and (liabilities) carried at fair value by hierarchy level:

As of December 31, 2015
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
a.	Assets accounted for at fair value
	All other corporate bonds – asset-backed	$—	$—	$9	$9
	Common stocks - unaffiliated	326,919	—	2	326,921
	Total bonds and stocks	326,919	—	11	326,930
	Derivative assets
	Credit derivatives	—	4,224	—	4,224
	Interest rate derivatives	—	15,620	—	15,620
	Equity derivatives	—	15,969	—	15,969
	Foreign exchange derivatives	—	4,255	—	4,255
	GMWB hedging instruments	—	94,068	114,393	208,461
	Macro hedge program	—	—	169,182	169,182
	Total derivative assets	—	134,136	283,575	417,711
	Separate Account assets [1]	32,173,084	—	—	32,173,084
	Total assets accounted for at fair value	$32,500,003	$134,136	$283,586	$32,917,725
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Credit derivatives	$—	$(6,267)	$—	$(6,267)
	Interest rate derivatives	—	(26,687)	—	(26,687)
	GMWB hedging instruments	—	(36,676)	(29,753)	(66,429)
	Macro hedge program	—	—	(32,585)	(32,585)
	Total liabilities accounted for at fair value	$—	$(69,630)	$(62,338)	$(131,968)

[1]	Excludes approximately $17.2 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

As of December 31, 2014
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
a.	Assets accounted for at fair value
	All other corporate bonds – asset-backed	$—	$—	$61	$61
	International government bonds	—	835	—	835
	Common stocks - unaffiliated	125,489	—	190	125,679
	Total bonds and stocks	125,489	835	251	126,575
	Derivative assets
	Credit derivatives	—	1,256	405	1,661
	Interest rate derivatives	—	15,842	686	16,528
	Equity derivatives	—	357	2,340	2,697
	Foreign exchange derivatives	—	—	39	39
	GMWB hedging instruments	—	86,289	151,367	237,656
	Macro hedge program	—	—	179,497	179,497
	Total derivative assets	—	103,744	334,334	438,078
	Separate Account assets [1]	38,142,920	—	—	38,142,920
	Total assets accounted for at fair value	$38,268,409	$104,579	$334,585	$38,707,573
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Credit derivatives	$—	$(2,116)	$(1,299)	$(3,415)
	Interest rate derivatives	—	(28,780)	—	(28,780)
	GMWB hedging instruments	—	(41,002)	(26,368)	(67,370)
	Macro hedge program	—	—	(38,923)	(38,923)
	Total liabilities accounted for at fair value	$—	$(71,898)	$(66,590)	$(138,488)

[1]	Excludes approximately $19.8 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

Valuation Techniques, Procedures and Controls

The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair values. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Investment Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups under the Valuation Committee, a Securities Fair Value Working Group (“Securities Working Group”) and a Derivatives Fair Value Working Group (“Derivatives Working Group”), which include various investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.

The Company also has an enterprise-wide Operational Risk Management function, led by the Chief Operational Risk Officer, which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company’s operational risk management program. This includes model risk management which provides an independent review of the suitability, characteristics and reliability of model inputs as well as, an analysis of significant changes to current models.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

Bonds and Stocks

The fair value of bonds and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by management using a "waterfall" approach after considering the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most fixed maturities do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk.

Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

The Company utilizes an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The Company's process is similar to the third-party pricing services. The Company develops credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price.

The Securities Working Group performs ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analyses and is overseen by investment and accounting professionals. As a part of these analyses, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee.

The Company conducts other specific monitoring controls around pricing. Daily analyses identify price changes over 3% for fixed maturities and 5% for equity securities and trade prices for both bonds and stocks that differ over 3% to the current day’s price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that have not changed, and missing prices. Also on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company feels a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

Derivative Instruments

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations. As of December 31, 2015 and 2014, 90% and 92%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices, including discounted cash flow models and option-pricing models that utilize present value techniques, or quoted market prices. The remaining derivatives were priced by broker quotations.

The Derivatives Working Group performs ongoing analyses of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. On a daily basis, market valuations are compared to counterparty valuations for OTC derivatives. There are monthly analyses to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

Valuation Inputs for Investments

For Level 1 investments, which are comprised of exchange-traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For the Company’s Level 2 and 3 debt securities, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company’s Level 2 and Level 3 measurements is included in the following discussion:

Level 2
The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include most bonds and preferred stocks.

ABS, CDOs, CMBS and residential mortgage-backed securities ("RMBS") - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. ABS and RMBS prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral.

Credit derivatives - Primary inputs include the swap yield curve and credit default swap curves.

Equity derivatives - Primary inputs include equity index levels.

Foreign exchange derivatives - Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

Interest rate derivatives - Primary input is the swap yield curve.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

Level 3
Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate (“CRE”), CDOs and RMBS primarily backed by sub-prime loans. Also included in level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include equity and interest rate volatility, swap yield curves beyond observable limits, and commodity price curves.

Separate Account assets

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks held in the General Account of the Company.

Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude corporate securities for which fair values are predominantly based on broker quotations.

(Amounts in thousands)	December 31, 2015
Assets accounted for at fair value on a recurring basis	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum [1]	Maximum [1]	Weighted Average [2]	Impact of Increase in Input on Fair Value [3]
CMBS	$9	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	116bps	138bps	137bps	Decrease

[1] Basis points (bps).
[2] The weighted average is determined based on the fair value of the securities.
[3] Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

(Amounts in thousands)	December 31, 2014
Assets accounted for at fair value on a recurring basis	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum [1]	Maximum [1]	Weighted Average [2]	Impact of Increase in Input on Fair Value [3]
CMBS	$61	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	125bps	150bps	148bps	Decrease

[1] Basis points (bps).
[2] The weighted average is determined based on the fair value of the securities.
[3] Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

(Amounts in thousands)	December 31, 2015
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
GMWB hedging instruments
Equity options	$36,810	Option model	Equity volatility	27%	29%	Increase
Equity variance swaps	(27,129)	Option model	Equity volatility	19%	21%	Increase
Customized swaps	74,959	Discounted cash flows	Equity volatility	10%	40%	Increase
Macro hedge program
Equity options [2]	169,101	Option model	Equity volatility	14%	28%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

(Amounts in thousands)	December 31, 2014
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Interest rate derivatives
Interest rate swaptions	$686	Option model	Interest rate volatility	1%	1%	Increase
GMWB hedging instruments
Equity options	50,963	Option model	Equity volatility	22%	34%	Increase
Customized swaps	74,036	Discounted cash flows	Equity volatility	10%	40%	Increase
Macro hedge program
Equity options	140,574	Option model	Equity volatility	27%	28%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include corporate bonds and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the years ended December 31, 2015 and 2014, no significant adjustments were made by the Company to broker prices received.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2015 and 2014:

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2015	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2015
Assets
All other corporate bonds – asset-backed	$61	$41	$(255)	$(85)	$94	$256	$—	$(103)	$9
Common stocks - unaffiliated	190	—	—	32	1	—	(221)	—	2
Total bonds and stocks	251	41	(255)	(53)	95	256	(221)	(103)	11
Derivatives
Credit derivatives	(894)	—	3,224	20	—	(2,350)	—	—	—
Commodity derivatives	—	1,386	—	(551)	—	—	—	(835)	—
Equity derivatives	2,340	—	—	8,067	—	—	—	(10,407)	—
Interest rate derivatives	686	—	—	(364)	—	236	—	(558)	—
Foreign exchange derivatives	39	—	(39)	—	—	—	—	—	—
GMWB hedging instruments	124,999	—	—	(19,863)	—	—	—	(20,496)	84,640
Macro hedge program	140,574	—	—	(31,147)	—	27,170	—	—	136,597
Total derivatives [3]	267,744	1,386	3,185	(43,838)	—	25,056	—	(32,296)	221,237
Total assets	$267,995	$1,427	$2,930	$(43,891)	$95	$25,312	$(221)	$(32,399)	$221,248

[1]	All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

[2]
Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

[3]Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2014	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2014
Assets
All other corporate bonds	$—	$—	$—	$(4)	$2	$2	$—	$—	$—
All other corporate bonds – asset-backed	62	65	(37)	(19)	69	—	—	(79)	61
Common stocks - unaffiliated	337	—	—	(147)	—	—	—	—	190
Total bonds and stocks	399	65	(37)	(170)	71	2	—	(79)	251
Derivatives
Credit derivatives	—	—	—	—	10	(904)	—	—	(894)
Equity derivatives	—	—	—	—	2,340	—	—	—	2,340
Interest rate derivatives	—	—	—	—	(500)	1,186	—	—	686
Foreign exchange derivatives	—	39	—	—	—	—	—	—	39
GMWB hedging instruments	104,729	—	21,630	—	(12,146)	5,095	—	5,691	124,999
Macro hedge program	139,322	—	—	—	(11,126)	12,378	—	—	140,574
International hedging program	(17,464)	—	3,362	—	(776)	—	—	14,878	—
Total derivatives [3]	226,587	39	24,992	—	(22,198)	17,755	—	20,569	267,744
Total assets	$226,986	$104	$24,955	$(170)	$(22,127)	$17,757	$—	$20,490	$267,995

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

[1]	All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

[2]
Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.

[3]	Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

Fair Values for All Financial Instruments by Levels 1, 2 and 3

The tables below reflects the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy.

(Amounts in thousands)	December 31, 2015
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Assets
Bonds and short-term investments - unaffiliated	$5,297,549	$5,170,131	$73,096	$4,948,110	$276,343	$—
Preferred stocks - unaffiliated	2,679	2,644	—	2,679	—	—
Common stocks - unaffiliated	326,921	326,921	326,919	—	2	—
Mortgage loans on real estate	560,225	549,789	—	—	560,225	—
Derivative related assets	60,543	417,711	—	(223,031)	283,574	—
Contract loans	113,807	113,807	—	—	113,807	—
Surplus debentures	14,002	12,907	—	14,002	—	—
Low-income housing tax credits ("LIHTC")	844	844	—	—	844	—
Securities lending reinvested collateral assets	4,680	4,680	4,680	—	—	—
Separate Account assets [1]	32,173,084	32,173,084	32,173,084	—	—	—
Total assets	$38,554,334	$38,772,518	$32,577,779	$4,741,760	$1,234,795	$—
Liabilities
Liability for deposit-type contracts	$(972,209)	$(972,209)	$—	$—	$(972,209)	$—
Derivative related liabilities	(132,907)	(131,968)	—	(70,570)	(62,337)	—
Separate Account liabilities	(32,174,839)	(32,174,839)	(32,174,839)	—	—	—
Total liabilities	$(33,279,955)	$(33,279,016)	$(32,174,839)	$(70,570)	$(1,034,546)	$—

[1]	Excludes approximately $17.2 million, at December 31, 2015, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

(Amounts in thousands)	December 31, 2014
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Not Practicable (Carrying Value)
Assets
Bonds and short-term investments - unaffiliated	$6,484,270	$6,164,327	$65,487	$6,041,183	$377,600	$—
Preferred stocks - unaffiliated	2,788	2,728	—	2,788	—	—
Common stocks - unaffiliated	379,606	379,606	379,416	—	190	—
Mortgage loans on real estate	654,290	630,597	—	—	654,290	—
Derivative related assets	11,310	438,078	—	(323,010)	334,320	—
Contract loans	111,304	111,304	—	—	111,304	—
Surplus debentures	15,010	12,965	—	15,010	—	—
LIHTC	984	984	—	—	984	—
Separate Account assets [1]	38,142,920	38,142,920	38,142,920	—	—	—
Total assets	$45,802,482	$45,883,509	$38,587,823	$5,735,971	$1,478,688	$—
Liabilities
Liability for deposit-type contracts	$(1,172,348)	$(1,172,348)	$—	$—	$(1,172,348)	$—
Derivative related liabilities	(138,776)	(138,488)	—	(72,008)	(66,768)	—
Separate Account liabilities	(38,142,920)	(38,142,920)	(38,142,920)	—	—	—
Total liabilities	$(39,454,044)	$(39,453,756)	$(38,142,920)	$(72,008)	$(1,239,116)	$—

[1]	Excludes approximately $19.8 million, at December 31, 2014, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

During the second quarter of 2014, the Company changed the valuation technique used to estimate the fair values of contract loans. The fair values of contract loans were determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair values approximate the carrying value of the contract loans. Prior to the second quarter of 2014, the fair values of contract loans were estimated by utilizing discounted cash flow calculations using U.S. Treasury interest rates based on the loan durations.

At December 31, 2015 and 2014 the Company had no investments where it was not practicable to estimate fair value.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

5. Income Taxes

A.	The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

1				2015
			Ordinary	Capital	Total
	(a)	Gross DTA	$1,039,330,187	$267,323,709	$1,306,653,896
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	1,039,330,187	267,323,709	1,306,653,896
	(d)	Deferred tax assets nonadmitted	403,333,664	264,486,490	667,820,154
	(e)	Subtotal net admitted deferred tax assets	635,996,523	2,837,219	638,833,742
	(f)	Deferred tax liabilities	405,342,402	—	405,342,402
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$230,654,121	$2,837,219	$233,491,340

2				2015
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	230,654,121	2,837,219	233,491,340
		(1) DTAs expected to be realized after the balance sheet date	230,654,121	2,837,219	233,491,340
		(2) DTAs allowed per limitation threshold	XXX	XXX	358,768,550
	(c)	DTAs offset against DTLs	405,342,402	—	405,342,402
	(d)	DTAs admitted as a result of application of SSAP No. 101	$635,996,523	$2,837,219	$638,833,742

3	(a)	Ratio % used to determine recovery period and threshold limitation	2,784%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$2,391,790,336

4			2015
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$1,039,330,187	$267,323,709
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	0%	0%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$635,996,523	$2,837,219
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	45%	2%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes________	No___X_____

1				2014
			Ordinary	Capital	Total
	(a)	Gross DTA	$1,171,398,945	$67,862,097	$1,239,261,042
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	1,171,398,945	67,862,097	1,239,261,042
	(d)	Deferred tax assets nonadmitted	597,093,850	40,931,560	638,025,410
	(e)	Subtotal net admitted deferred tax assets	574,305,095	26,930,537	601,235,632
	(f)	Deferred tax liabilities	310,358,917	22,315,206	332,674,123
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$263,946,178	$4,615,331	$268,561,509

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

2				2014
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	263,946,178	4,615,331	268,561,509
		(1) DTAs expected to be realized after the balance sheet date	263,946,178	4,615,331	268,561,509
		(2) DTAs allowed per limitation threshold	XXX	XXX	469,257,707
	(c)	DTAs offset against DTLs	310,358,917	22,315,206	332,674,123
	(d)	DTAs admitted as a result of application of SSAP No. 101	$574,305,095	$26,930,537	$601,235,632

3	(a)	Ratio % used to determine recovery period and threshold limitation	3,233%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$3,128,384,713

4			2014
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$1,171,398,945	$67,862,097
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	0%	0%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$574,305,095	$26,930,537
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	125%	4%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes________	No___X_____

1			Change During 2015
			Ordinary	Capital	Total
	(a)	Gross DTA	$(132,068,758)	$199,461,612	$67,392,854
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	(132,068,758)	199,461,612	67,392,854
	(d)	Deferred tax assets nonadmitted	(193,760,186)	223,554,930	29,794,744
	(e)	Subtotal net admitted deferred tax assets	61,691,428	(24,093,318)	37,598,110
	(f)	Deferred tax liabilities	94,983,485	(22,315,206)	72,668,279
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$(33,292,057)	$(1,778,112)	$(35,070,169)

2			Change During 2015
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	(33,292,057)	(1,778,112)	(35,070,169)
		(1) DTAs expected to be realized after the balance sheet date	(33,292,057)	(1,778,112)	(35,070,169)
		(2) DTAs allowed per limitation threshold	XXX	XXX	(110,489,157)
	(c)	DTAs offset against DTLs	94,983,485	(22,315,206)	72,668,279
	(d)	DTAs admitted as a result of application of SSAP No. 101	$61,691,428	$(24,093,318)	$37,598,110

3	(a)	Ratio % used to determine recovery period and threshold limitation	(449)%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$(736,594,377)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

4			Change During 2015
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$(132,068,758)	$199,461,612
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	0%	0%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$61,691,428	$(24,093,318)
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	(80)%	(2)%

B.	DTLs are not recognized for the following amounts:

Not Applicable.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

C.	Significant Components of Income Taxes Incurred

1.	The components of current income tax (benefit)/expense are as follows:
			2015	2014	Change
	(a)	Federal	$26,747,635	$(294,390,300)	$321,137,935
	(b)	Foreign	490	—	490
	(c)	Subtotal	26,748,125	(294,390,300)	321,138,425
	(d)	Federal income tax on net capital gains	(5,819,624)	(18,803,650)	12,984,026
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$20,928,501	$(313,193,950)	$334,122,451

2.	The main components of the period end deferred tax amounts and the change in those components are as follows:
		2015	2014	Change
	DTA: Ordinary
	Reserves	$52,731,996	$796,635	$51,935,361
	Tax deferred acquisition costs	73,930,746	63,961,807	9,968,939
	Employee benefits	11,369,418	12,443,198	(1,073,780)
	Bonds and other investments	290,088	192,740,509	(192,450,421)
	NOL/Min tax credit/Foreign tax credits	889,124,912	890,593,141	(1,468,229)
	Other	11,883,027	10,863,655	1,019,372
	Subtotal: DTA Ordinary	1,039,330,187	1,171,398,945	(132,068,758)
	Total adjusted gross ordinary DTA	1,039,330,187	1,171,398,945	(132,068,758)
	Nonadmitted ordinary DTA	403,333,664	597,093,850	(193,760,186)
	Admitted ordinary DTA	635,996,523	574,305,095	61,691,428
	DTA: Capital
	Bonds and other investments	267,323,709	67,862,097	199,461,612
	Subtotal: DTA Capital	267,323,709	67,862,097	199,461,612
	Total adjusted gross capital DTA	267,323,709	67,862,097	199,461,612
	Nonadmitted capital DTA	264,486,490	40,931,560	223,554,930
	Admitted capital DTA	2,837,219	26,930,537	(24,093,318)
	Total Admitted DTA	$638,833,742	$601,235,632	$37,598,110

DTL: Ordinary
Bonds and other investments	$306,772,356	$282,678,237	$24,094,119
Deferred and uncollected	1,221,868	113,561	1,108,307
Reserves	62,409,123	16,574,193	45,834,930
Other	34,939,055	10,992,926	23,946,129
Gross DTL ordinary	405,342,402	310,358,917	94,983,485
DTL: Capital
Investment related	—	22,315,206	(22,315,206)
Gross DTL capital	—	22,315,206	(22,315,206)
Total DTL	405,342,402	332,674,123	72,668,279
Net adjusted DTA/(DTL)	$233,491,340	$268,561,509	$(35,070,169)
Adjust for the change in deferred tax on unrealized gains/losses			127,985,420
Adjust for the stock compensation transfer			(556,617)
Adjust for the change in nonadmitted deferred tax			29,794,744
Other adjustments			(2)
Adjusted change in net deferred Income Tax			$122,153,376

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

D.	Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

		% of Pre-tax		% of Pre-tax		% of Pre-tax
	2015	income	2014	income	2013	income
	Tax effect	$101,842,924	Tax effect	$(217,990,004)	Tax effect	$417,530,035
Statutory tax - 35%	$35,645,023	35.00%	$(76,296,501)	35.00%	$146,135,512	35.00%
Tax preferred investments	(87,245,687)	(85.67)%	(66,000,000)	30.28%	(81,000,000)	(19.40)%
Interest maintenance reserve	19,337,905	18.99%	(19,633,778)	9.01%	—	—%
Amortization of inception gain	(21,619,703)	(21.23)%	(26,758,068)	12.27%	—	—%
VA Hedge Reclass	(44,333,658)	(43.53)%	—	—%	—	—%
All other	(3,008,755)	(2.95)%	(4,335,266)	1.99%	(6,590,231)	(1.58)%
Total statutory income tax	(101,224,875)	(99.39)%	(193,023,613)	88.55%	58,545,281	14.02%
Federal and foreign income taxes incurred	20,928,501	20.55%	(313,193,950)	143.68%	(316,709,554)	(75.85)%
Change in net deferred income taxes	(122,153,376)	(119.94)%	120,170,337	(55.13)%	375,254,835	89.87%
Total statutory income tax	$(101,224,875)	(99.39)%	$(193,023,613)	88.55%	$58,545,281	14.02%

E.	Operating loss and tax credit carryforwards and protective tax deposits

1. At December 31, 2015, the Company had $1,799,821,240 of net operating loss carryforwards which expire between 2023 and 2029 and $93,018,930 of foreign tax credit carryforwards which expire between 2019 and 2024.

2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2015	—
2014	—
2013	—

3. The aggregate amounts of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2015.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

F.	Consolidated Federal Income Tax Return

1. The Company’s federal income tax return is consolidated within The Hartford’s consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)	Business Management Group, Inc.
Hartford Holdings, Inc.	Nutmeg Insurance Agency, Inc.
Nutmeg Insurance Company	Hartford Lloyd's Corporation
Heritage Holdings, Inc.	1stAgChoice, Inc.
Hartford Fire Insurance Company	Access CoverageCorp, Inc.
Hartford Accident and Indemnity Company	Access CoverageCorp Technologies, Inc.
Hartford Casualty Insurance Company	Hartford Casualty General Agency, Inc.
Hartford Underwriters Insurance Company	Hartford Fire General Agency, Inc.
Twin City Fire Insurance Company	Hartford Strategic Investments LLC
Pacific Insurance Company, Limited	Hartford Underwriters General Agency, Inc.
Trumbull Insurance Company	Hartford of Texas General Agency, Inc.
Hartford Insurance Company of Illinois	Hartford Life, Inc.
Hartford Insurance Company of the Midwest	Hartford Life and Accident Insurance Company
Hartford Insurance Company of the Southeast	HIMCO Distribution Services Company
Hartford Lloyd's Insurance Company	Hartford-Comprehensive Employee Benefit Service Co.
Property & Casualty Insurance Co. of Hartford	Hartford Securities Distribution Company, Inc.
Sentinel Insurance Company, Ltd.	The Evergreen Group, Incorporated
First State Insurance Company	Hartford Administrative Services Company
New England Insurance Company	Hartford Life, LTD.
New England Reinsurance Corporation	Hartford Funds Management Group, Inc.
Fencourt Reinsurance Company, Ltd.	Hartford Life International Holding Company
Heritage Reinsurance Company, Ltd.	Hartford Life Insurance Company
New Ocean Insurance Co., Ltd.	Hartford Life and Annuity Insurance Company
Hartford Investment Management Co.	Hartford International Life Reassurance Corp.
HRA Brokerage Services. Inc.	American Maturity Life Insurance Company
Hartford Integrated Technologies, Inc.

2.	Federal Income Tax Allocation

Estimated tax payments are made quarterly, at which time intercompany tax balances are settled. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6. Reinsurance

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $12,358,106 and $44,479,130 respectively, as of December 31, 2015 and $8,969,569 and $52,130,428 respectively, as of December 31, 2014.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

2015	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$13,096,202,774	$1,032,533,433	$(10,423,928,459)	$3,704,807,748
Liability for deposit-type contracts	37,351,852	934,859,443	(1,817)	972,209,478
Policy and contract claim liabilities	173,742,873	19,580,979	(172,841,525)	20,482,327
Premium and annuity considerations	1,358,118,477	108,221,449	(1,153,228,469)	313,111,457
Death, annuity, disability and other benefits	990,762,200	267,631,533	(837,201,360)	421,192,373
Surrenders and other fund withdrawals	5,789,852,802	186,423,521	(424,779,950)	5,551,496,373

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

2014	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$12,401,106,393	$1,048,607,747	$(9,577,895,699)	$3,871,818,441
Liability for deposit-type contracts	40,757,800	1,152,058,189	(20,468,091)	1,172,347,898
Policy and contract claim liabilities	107,460,386	18,933,697	(107,290,179)	19,103,904
Premium and annuity considerations	1,788,988,738	(73,107,311)	39,676,872,085	41,392,753,512
Death, annuity, disability and other benefits	801,686,972	293,031,891	(663,455,070)	431,263,793
Surrenders and other fund withdrawals	8,767,621,374	210,257,704	(2,632,097,533)	6,345,781,545

2013	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$11,905,322,306	$1,076,972,436	$(9,094,015,409)	$3,888,279,333
Liability for deposit-type contracts	48,225,329	1,335,518,462	(24,594,176)	1,359,149,615
Policy and contract claim liabilities	117,147,937	17,567,410	(117,061,305)	17,654,042
Premium and annuity considerations	2,263,956,031	214,306,601	(5,460,857,455)	(2,982,594,824)
Death, annuity, disability and other benefits	768,962,763	335,485,820	(780,296,543)	324,152,040
Surrenders and other fund withdrawals	11,128,056,539	211,476,401	(11,495,364,832)	(155,831,892)

a. External reinsurance

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to us, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on our financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2015, the Company has one reinsurance-related concentration of credit risk greater than 10% of the Company’s capital and surplus. This concentration, which is actively monitored, is as follows: reserve credits totaling $10.3 billion for Prudential offset by $7.1 billion of market value of assets held in trust, for a net exposure of $3.2 billion. As of December 31, 2014, the Company had one reinsurance-related concentration of credit risk greater than 10% of the Company’s capital and surplus. The concentration, which was actively monitored, was as follows: reserve credits totaling $9.4 billion for Prudential offset by $6.7 billion of market value of assets held in trust, for a net exposure of $2.6 billion.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $135.9 million in 2015, a decrease of $8.8 million from the 2014 balance of $144.7 million. The total amount of reinsurance credits taken for this agreement was $209.0 million in 2015, a decrease of $13.6 million from the 2014 balance of $222.6 million.

On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential for consideration consisting primarily of a ceding commission of which $457 million, before tax, was allocated to the Company. The transaction resulted from The Hartford’s strategic business realignment announced in March 2012. The sale was structured as a reinsurance transaction and resulted in a before tax gain of approximately $1.6 billion consisting of a reinsurance gain and investment-related gains, and an estimated increase to surplus of approximately $1.4 billion, before tax. A reinsurance gain of approximately $600 million, before tax, was deferred and will be amortized over 20 years as earnings are estimated to emerge from the business reinsured. Upon closing, the Company reinsured $7.1 billion of policyholder liabilities and $3.8 billion of Separate Account liabilities under an indemnity reinsurance agreement. The Company also transferred invested assets (excluding cash) with a statement value of $5.1 billion to Prudential.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

b. Reinsurance Assumed from Affiliates

On June 30, 2014, HLIC’s parent, HLI, completed the sale of all of the issued and outstanding equity of HLIKK, a Japan affiliate, to ORIX Life Insurance Corporation ("Buyer"), a subsidiary of ORIX Corporation, a Japanese company. Concurrent with the sale, HLIKK recaptured certain risks that had been reinsured to the Company and HLIC by terminating intercompany agreements. As a result, the Company recognized a reduction in surplus of approximately $165 million, including an after-tax loss of approximately $323 million, which includes the impacts of unwinding hedging derivatives related to the recaptured risks.

Upon closing, the Buyer is responsible for all liabilities for the recaptured business. The Company continues to provide reinsurance to the Buyer for approximately $0.9 billion of fixed payout annuities, as of December 31, 2015, related to the “3Win” product formerly written by HLIKK.

Under this agreement, the Buyer continues to cede the following: in-force “3Win” annuities which bundled guaranteed minimum accumulation benefits (“GMAB”), GMIB and GMDB product features and risks. The liability for this assumed reinsurance is presented within Liability for deposit-type contracts on the Statements of Admitted Assets, Liabilities and Capital and Surplus. In connection with this reinsurance agreement, the Company collected immaterial premiums for the years ended December 31, 2015, 2014 and 2013.

The Company entered into a funding agreement with HLIC in 2009 to fund required payouts under this agreement, however the funding agreement was terminated in 2014 as a result of the sale of HLIKK.

Prior to the sale, the Company had the following reinsurance agreements with HLIKK. Under these agreements, HLIKK ceded 100% of its covered risks to the Company. The following list described the reinsurance agreements with HLIKK:

•
The Company assumed GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006, and GMIB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected premiums of $0, $(187,673,983) and $89,335,190 for the years ended December 31, 2015, 2014 and 2013, respectively.

•
The Company assumed certain in-force and prospective GMIB and GMDB riders issued on or after February 1, 2008. In connection with this reinsurance agreement, the Company collected immaterial premiums for the years ended December 31, 2015, 2014 and 2013.

•
The Company assumed certain in-force and prospective GMDB riders issued on or after April 1, 2005. In connection with this reinsurance agreement, the Company collected immaterial premiums for the years ended December 31, 2015, 2014 and 2013.

The Company had a modified coinsurance (“Modco”) reinsurance agreement with Hartford Life Limited ("HLL"), an affiliated wholly-owned subsidiary of Hartford Life International, Ltd (“HLIL”) which was novated in 2013. The Company had assumed 100% of the risks associated with GMDB and GMWB riders written by and in-force with HLL as of November 1, 2010. In connection with this agreement as of December 31, 2013, the Company recorded a net (payable)/receivable of $0, and collected premiums of $8,066,899 for the year ended December 31, 2013. The Company sold HLIL on December 12, 2013, and due to the sale of HLIL, the Company novated its Modco reinsurance agreement with HLL. See Note 12.

c. Reinsurance Ceded to Affiliates

In March 2014, the Company received permission from the Department and the Vermont Department of Financial Regulation to terminate the reinsurance agreement with its affiliate White River Life Reinsurance Company ("WRR") effective April 1, 2014. As a result the Company received a return of ceded premium related to Separate Account business totaling $41 billion offset by Modco adjustments of $41 billion; reassumed $281 million in aggregate reserves for annuity contracts; WRR returned the funds withheld totaling $281 million to the Company; and the Company paid a recapture fee of $0 to WRR. In addition, the Company received a capital contribution of $1.022 billion from its parent HLIC in support of the business recaptured.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

The Company had a Modco and coinsurance with funds withheld reinsurance agreement (“WRR Agreement”) with WRR, an affiliated captive insurance company unauthorized in the State of Connecticut. The Company ceded to WRR variable annuity contracts, associated riders, and payout annuities written by the Company; annuity contracts and associated riders assumed by the Company under unaffiliated reinsurance agreements; and GMAB, GMIB riders and GMDB risks assumed by the Company from HLIKK. Due to the sale of HLIL, the Company ceased ceding GMDB and GMWB riders assumed by the Company from HLL as of December 1, 2013. See Note 12.

Under Modco, the assets and liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business remained on the balance sheet of the Company in segregated portfolios, and WRR received the economic risks and rewards related to the reinsured business through Modco and funds withheld adjustments.

In connection with the WRR Agreement as of December 31, 2014, the Company recorded a receivable of $0 within Amounts recoverable for reinsurance on the Statements of Admitted Assets, Liabilities and Capital and Surplus; a payable of $0, reported within Other liabilities; Funds held under reinsurance treaties with unauthorized reinsurers of $0 and paid premiums of $(41,015,622,260) and $518,156,124, for the years ended December 31, 2014 and 2013, respectively.

Effective November 1, 2007, the Company entered into a Modco and coinsurance with funds withheld reinsurance agreement with Champlain Life Reinsurance Company (“Champlain”), an affiliated captive insurance company unauthorized in the State of Connecticut. Champlain used a third-party letter of credit to back a certain portion of its statutory reserves, and this letter of credit was assigned to the Company in order to provide collateral for the Company to take reinsurance credit under this agreement. The increase in surplus, net of federal income tax, that resulted from the reinsurance agreement on the effective date was $194,430,212. This surplus benefit was amortized into income on a net of tax basis as earnings emerged from the business reinsured, resulting in a net $0 future impact to surplus. This agreement was recaptured in 2013, and the Company reported paid premiums of $(2,768,952,656) for the year ended December 31, 2013.

As a result of the sale of the individual life insurance business to Prudential, the Company simultaneously recaptured the individual life insurance assumed by Champlain. On January 2, 2013, the Company re-assumed all of the life reserves and claims payable totaling $3.0 billion from Champlain; Champlain returned the funds withheld totaling $2.8 billion to the Company; the Company paid a recapture fee of $347 million to Champlain; and, the Company ceded the recaptured reserves to Prudential. The amounts resulting from the transaction with Prudential disclosed above included the release of the Company’s remaining deferred gain of $167 million, deferred at the inception of the reinsurance to Champlain, from restricted surplus.

7. Related Party Transactions

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Investment management fees are charged by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by the affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2015 and 2014, the Company reported $0 and $25,391,221, respectively, as receivables from and $22,991,721 and $31,185,084, respectively, as payables to parent, subsidiaries, and affiliates. The terms of the written settlement agreements require that these amounts be settled generally within 30 days.

The Company participates in an Intercompany Liquidity Agreement (the “Agreement”) that The Hartford entered into with its insurance company subsidiaries that are domiciled in the State of Connecticut. The Agreement allows for short-term advances of funds between Hartford affiliates for liquidity and other general corporate purposes. The Company had no issued and outstanding notes as of December 31, 2015 and 2014.

On June 29, 2015, The Hartford received permission from the Department to pay extraordinary dividends (as returns of capital) of $500,000,000 from HLAI to HLIC and $500,000,000 from HLIC to HLI. HLAI and HLIC paid these returns of capital on July 15, 2015.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

On January 9, 2015, The Hartford received permission from the Department to pay extraordinary dividends (as returns of capital) of $500,000,000 from HLAI to HLIC and $500,000,000 from HLIC to HLI. HLAI and HLIC paid these returns of capital on January 30, 2015.

On July 8, 2014, The Hartford received permission from the Department to pay extraordinary dividends (as returns of capital) of $500,000,000 from HLAI to HLIC, and $500,000,000 from HLIC to HLI. HLAI and HLIC paid these returns of capital on July 15, 2014.

On January 30, 2014, The Hartford received permission from the Department to pay extraordinary dividends (as returns of capital) of $642,349,730 from HLAI to HLIC and $800,000,000 from HLIC to Hartford Life and Accident Insurance Company (“HLA”). HLAI and HLIC paid these returns of capital on February 27, 2014.

In conjunction with the capitalization of HLA to support the Group Benefits business, on January 30, 2014, The Hartford received permission from the Department to distribute the shares of stock of HLIC from HLA to HLI, as an extraordinary dividend (as a return of capital). This was completed on March 3, 2014.

On February 22, 2013, the Company paid an extraordinary cash return of capital of $1.05 billion to HLIC.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 8 and 11.

8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits

The Hartford maintains The Hartford Retirement Plan for U.S. employees, a U.S. qualified defined benefit pension plan (the “Plan”), that covers substantially all U.S. employees of the Company hired prior to January 1, 2013. The Hartford also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the “Pension Plans.”

Effective December 31, 2012, The Hartford amended the Plan to freeze participation and benefit accruals. As a result, employees will not accrue further benefits under the Plan, although interest will continue to accrue to existing account balances. Compensation earned by employees up to December 31, 2012 will be used for purposes of calculating benefits under the Plan but there will be no future benefit accruals after that date. Participants as of December 31, 2012 will continue to earn vesting credit with respect to their frozen accrued benefits as they continue to work. The freeze also applies to The Hartford Excess Pension Plan II, The Hartford's non-qualified excess benefit plan for certain highly compensated employees, effective December 31, 2012.

For the years ended December 31, 2015, 2014 and 2013, the Company incurred expenses related to the Pension Plans of $4,778,327, $5,780,928 and $5,659,399, respectively, related to the allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax effective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates on or after January 1, 2002. As of December 31, 2012, the Hartford’s other postretirement medical, dental and life insurance coverage plans were amended to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014. For the years ended December 31, 2015, 2014 and 2013, the Company incurred immaterial expense/(income) related to the other postretirement benefit plans.

Substantially all U.S. employees are eligible to participate in The Hartford Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. Eligible compensation includes overtime and bonuses but is limited to a total of $1,000,000 annually. The expense allocated to the Company for the years ended December 31, 2015 and 2014 were $1,663,096 and $2,334,909, respectively.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

The Company participates in postemployment plans sponsored by the Hartford Fire Insurance Company. These plans provide for medical and salary continuance benefits for employees on long-term disability. For the years ended December 31, 2015, 2014 and 2013, (income)/expense allocated to the Company for long-term disability was immaterial. The (income)/expense includes immaterial incurred expenses and immaterial valuation adjustments for the years ended December 31, 2015, 2014 and 2013, respectively.

9. Capital and Surplus and Shareholder Dividend Restrictions

Dividend Restrictions

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. There were no dividends paid in 2015, 2014, and 2013. For returns of capital, see Note 7. With respect to dividends to its parent HLIC, the Company’s dividend limitation under the holding company laws of Connecticut is $412,807,544 in 2016. See Note 13 Subsequent Events.

Unassigned Funds

The portion of unassigned funds reduced by each item below at December 31, was as follows:

	2015	2014
Unrealized capital losses, gross of tax	$132,572,545	$364,226,230
Nonadmitted asset values	682,502,840	651,935,726
Asset valuation reserve	57,553,274	62,391,546

10. Separate Accounts

The Company maintained Separate Account assets totaling $32,190,324,610 and $38,162,711,736 as of December 31, 2015 and 2014, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2015 and 2014, the Company’s Separate Account statement included legally insulated assets of $32,190,324,610 and $38,162,711,736, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company’s Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $710,679,585, $813,720,444 and $899,999,354 for the years ended December 31, 2015, 2014 and 2013, respectively, and are recorded as a component of fee income on the Company’s Statements of Operations.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

An analysis of the Separate Accounts as of December 31, 2015 is as follows:

	Indexed	Nonindexed Guaranteed Less Than or Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premium considerations or deposits for the
year ended December 31, 2015	$—	$—	$—	$493,301,666	$493,301,666
Reserves at year-end:
For accounts with assets at:
Fair value	—	—	—	32,053,057,135	32,053,057,135
Amortized cost	—	—	—	—	—
Total reserves	—	—	—	32,053,057,135	32,053,057,135
By withdrawal characteristics:
Subject to discretionary withdrawal	—	—	—	—	—
With market value adjustment	—	—	—	27,421,407,462	27,421,407,462
At book value without market value adjustment
and with surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	4,280,413,144	4,280,413,144
At book value without market value adjustment
and with surrender charge of less than 5%	—	—	—	—	—
Subtotal	—	—	—	31,701,820,606	31,701,820,606
Not subject to discretionary withdrawal	—	—	—	351,236,529	351,236,529
Total	$—	$—	$—	$32,053,057,135	$32,053,057,135

Below is a reconciliation of net transfers from Separate Accounts as of December 31,

	December 31, 2015	December 31, 2014	December 31, 2013
Transfer to Separate Accounts	$493,301,666	$665,027,557	$914,828,458
Transfer from Separate Accounts	5,673,300,519	8,473,206,078	10,913,496,680
Net Transfer from Separate Accounts	(5,179,998,853)	(7,808,178,521)	(9,998,668,222)
Internal exchanges and other Separate Account activity	(29,214,533)	(17,801,650)	81,476,262
Transfer from Separate Accounts on the Statements of Operations	$(5,209,213,386)	$(7,825,980,171)	$(9,917,191,960)

11. Commitments and Contingent Liabilities

a. Litigation

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

b. Guaranty Funds

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2015, 2014, and 2013. The Company has a guaranty fund receivable of $3,771,126 and $3,771,126 as of December 31, 2015 and 2014, respectively.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

c. Leases

As discussed in Note 7, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by the Company was $6,380,352, $4,789,032 and $608,095 in 2015, 2014, and 2013, respectively. Future minimum rental commitments are immaterial.

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Hartford, Connecticut.

d. Tax Matters

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2012. The audit of the years 2007-2011 were concluded in 2015, with no material impact on the Company's financial condition or results of operations. The federal audit of the years 2012 and 2013 began in March 2015 and is expected to be completed in 2016. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company’s unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described in Note 5.

The Separate Account dividend received deduction (“DRD”) is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company’s taxable income before the DRD. The Company recorded benefits of $87,245,687, $68,270,923 and $80,401,818 related to the Separate Account DRD for the years ended December 31, 2015, 2014, and 2013, respectively.

e. Funding Obligations

At December 31, 2015 and 2014, the Company has outstanding commitments totaling $2,256,000 and $1,772,780, respectively, to fund partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses.

12. Sales of Affiliates and Discontinued Operations

On December 12, 2013, The Company sold HLIL, a direct wholly-owned subsidiary of the Company, in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company, for approximately $285 million. At closing, HLIL’s sole asset was its subsidiary, HLL, a Dublin-based company that sold variable annuities in the U.K. from 2005 to 2009. The disposition resulted in a decrease is surplus of approximately $225 million, after tax. As part of the transaction, the Company novated its Modco reinsurance agreement with HLL.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

The amounts related to Discontinued Operations and the effect on the Company’s Balance Sheet and Summary of Operations as of December 31, 2013 are as follows:

(Amounts in millions)			2013
Assets
a.	Line 5	Cash	$285
b.	Line 28	Total assets	(400)
Liabilities, Surplus and Other Funds
c.	Line 28	Total liabilities	—
d.	Line 37	Surplus	(225)
e.	Line 39	Total liabilities and surplus	(225)
Summary of Operations
f.	Line 1	Premiums	—
g.	Line 19	Increase in aggregate reserves for accident & health (current year less prior year)	—
h.	Line 32	Federal and foreign income taxes incurred	—
i.	Line 34	Net realized capital gains (losses)	(434)
j.	Line 35	Net income	$(472)

13. Subsequent Events

The Company has evaluated events subsequent to December 31, 2015, through April 8, 2016, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements.

On January 13, 2016, The Hartford received permission from the Department to pay an extraordinary dividend of $500,000,000 from HLAI to HLIC. HLAI paid this dividend on January 29, 2016.

On March 29, 2016, The Hartford received permission from the Department to change the ownership structure of certain of its affiliates to re-align affiliates more closely with the businesses they support. As a result, effective April 1, 2016, HLAI will sell its subsidiary Hartford Life International Holding Company ("HLIHC") to HLIC, resulting in an immaterial realized loss. In addition, HLIC will contribute its ownership interest in HLAI to HLIHC, and therefore HLIHC will become HLAI's new parent company.

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	All financial statements are included in Part A and Part B of the Registration Statement.
(b)	(1)	Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
	(2)	Not applicable.
	(3)	(a) Form of Principal Underwriter Agreement.(1)
	(3)	(b) Amended and Restated Principal Underwriter Agreement.(3)
	(3)	(c) Form of Dealer Agreement.(2)
	(4)	Form of Individual Flexible Premium Variable Annuity Contract.(4)
	(5)	Form of Application.(4)
	(6)	(a) Certificate of Incorporation of Hartford.(5)
	(6)	(b) Amended and Restated Bylaws of Hartford.(8)
	(7)	Form of Reinsurance Agreement.(6)
	(8)	Fund Participation Agreements.(7)
	(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel.
	(10)	Consents of Deloitte and Touche, LLP
	(11)	No financial statements are omitted.
	(12)	Not applicable.
	(99)	Copy of Power of Attorney.

(1)	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-76419, filed on June 21, 1999.

(2)	Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 33-73568, filed on May 1, 1996.

(3)	Incorporated by reference to Post-Effective Amendment No. 9, to the Registration Statement, File No. 333-119415, filed on July 20, 2007.

(4)	Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101923, filed on April 7, 2003.

(5)	Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-69487, filed on April 9, 2001.

(6)	Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement File No. 033-73570, filed on April 12, 1999.

(7)	Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement, File No. 333-119418, filed on September 17, 2007.

(8)	Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-176152, filed on April 25, 2014.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Ellen T. Below	Vice President
John B. Brady	Actuary, Vice President
Michael R. Chesman	Senior Vice President, Director of Taxes
Robert A. Cornell	Actuary, Vice President
Csaba Gabor	Chief Compliance Officer of Separate Accounts
John W. Gallant	Vice President
Michael R. Hazel	Vice President, Controller
Donna R. Jarvis	Actuary, Vice President
Brion S. Johnson	President, Chairman of the Board, Director*
Aidan Kidney	Senior Vice President
Diane Krajewski	Vice President
Lisa S. Levin	Corporate Secretary
Craig D. Morrow	Appointed Actuary, Vice President
Matthew J. Poznar	Senior Vice President, Director*
Robert W. Paiano	Treasurer, Senior Vice President, Director*
Lisa M. Proch	Chief Compliance Officer of Talcott Resolution, Vice President, Assistant General Counsel
David G. Robinson	Executive Vice President, General Counsel
Peter F. Sannizzaro	Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert Siracusa	Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

*	Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-176150, filed on April 21, 2016.
ITEM 27. NUMBER OF CONTRACT OWNERS
As of February 29, 2016, there were 128,187 Contract Owners.
ITEM 28. INDEMNIFICATION
Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.
Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.
1.Based on the statutes referenced above, the Depositor must indemnify a director if the director:
A.conducted himself in good faith;
B.reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
C.in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or
2.engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.
In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:
A.conducted himself in good faith;
B.reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
C.in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.
Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation.
Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS

(a) HSD acts as principal underwriter for the following investment companies:

Hartford Life Insurance Company - Separate Account One
Hartford Life Insurance Company - Separate Account Two
Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
Hartford Life Insurance Company - Separate Account Ten
Hartford Life Insurance Company - Separate Account Three
Hartford Life Insurance Company - Separate Account Five
Hartford Life Insurance Company - Separate Account Seven
Hartford Life Insurance Company - Separate Account Eleven
Hartford Life Insurance Company - Separate Account Twelve
Hartford Life and Annuity Insurance Company - Separate Account One
Hartford Life and Annuity Insurance Company - Separate Account Ten
Hartford Life and Annuity Insurance Company - Separate Account Three
Hartford Life and Annuity Insurance Company - Separate Account Five
Hartford Life and Annuity Insurance Company - Separate Account Six
Hartford Life and Annuity Insurance Company - Separate Account Seven

(b) Directors and Officers of HSD

Name	Positions and Offices with Underwriter
Diana Benken	Chief Financial Officer, Controller/FINOP
Christopher S. Conner (1)	AML Compliance Officer, Chief Compliance Officer, Privacy Officer, Secretary
Christopher J. Dagnault (2)	President, Chief Executive Officer, Director
Aidan Kidney	Chairman of the Board, Director
Kathleen E. Jorens	Vice President, Assistant Treasurer
Robert W. Paiano	Senior Vice President, Treasurer
Michael Chesman	Senior Vice President, Director of Taxes
Andrew Diaz-Matos	Vice President
Donald C. Hunt	Vice President
Mark M. Sosha	Vice President
Diane Krajewski	Director

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

(1)	Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(2)	Address: 500 Bielenberg Drive, Woodbury, MN 55125

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at One Hartford Plaza, Hartford, CT 06155.
ITEM 31. MANAGEMENT SERVICES
All management contracts are discussed in Part A and Part B of this Registration Statement.
ITEM 32. UNDERTAKINGS
(a)The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.
(b)The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.
(d)Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.
The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Hartford, and State of Connecticut on April 21, 2016.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (Registrant)

By:	Brion S. Johnson*	*By:	/s/ Lisa Proch
	Brion S. Johnson		Lisa Proch
	President, Chief Executive Officer,		Attorney-in-Fact
Chairman of the Board

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:	Brion S. Johnson*
Brion S. Johnson
President, Chief Executive Officer,
Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Brion S. Johnson, President, Chief Executive Officer,
Chairman of the Board, Director*
Matther J. Poznar, Senior Vice President, Director*	*By:	/s/ Lisa Proch
Robert W. Paiano, Senior Vice President, Treasurer, Director*		Lisa Proch
Peter F. Sannizzaro, Senior Vice President, Chief Accounting Officer,		Attorney-in-Fact
Chief Financial Officer	Date:	April 21, 2016

EXHIBIT INDEX
(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel
(10)	Consents of Deloitte & Touche LLP
(99)	Power of Attorney